Filed with the Securities and Exchange Commission on April 26, 2000


Registration No. 33-62793                    Investment Company Act No. 811-5438
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-effective Amendment No. 6
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 6


         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                             (CLASS 1 SUB-ACCOUNTS)
                           (Exact Name of Registrant)

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (Name of Depositor)

                 ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
              (Address of Depositor's Principal Executive Offices)

                                 (203) 926-1888
                         (Depositor's Telephone Number)

                    M. PRICILLA PANNELL, CORPORATE SECRETARY
                 One Corporate Drive, Shelton, Connecticut 06484
               (Name and Address of Agent for Service of Process)

                                    Copy To:



                            T. RICHARD KENNEDY, ESQ.
                                 GENERAL COUNSEL
              One Corporate Drive, Shelton, CT 06484 (203) 925-6922


                Approximate Date of Proposed Sale to the Public:


MAY 1, 2000 OR AS SOON AS  PRACTICABLE  FOLLOWING  THE  EFFECTIVE  DATE OF THIS
                            REGISTRATION STATEMENT.


It is proposed that this filing become effective: (check appropriate space)
      immediately upon filing pursuant to paragraph (b) of Rule 485
    X on May 1, 2000  pursuant to  paragraph  (b) of rule  485
      60 days after filing  pursuant to paragraph (a)(i) of rule 485 on ______________pursuant to paragraph (a) (i) of Rule 485
      75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on ______________pursuant to paragraph (a) (ii) of Rule 485
If appropriate,  check the following box:
      This post-effective amendment designates a new effective
date for a previously filed post-effective amendment.
================================================================================

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------
American Skandia Life Assurance
Corporation Annuity Contracts     Indefinite*            Indefinite*                                        0
====================================================================================================================================
         *Pursuant to Rule 24f-2 of the Investment Company Act of 1940.

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Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year 1999 was filed within 90 days of the close of the fiscal year.
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ASXT[WELLS-XT]

                  CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)

              N-4 Item No.                                                                                        Prospectus Heading

1.            Cover Page                                                                                                  Cover Page

2.            Definitions                                                                                          Glossary of Terms

3.            Synopsis or Highlights                                               What are Some of the Key Features of the Annuity?
                                                                                               Summary of Contract, Fees and Charges

4.            Condensed Financial Information                                                  Condensed Financial Information About
                                                                                                                 Separate Accoount B

5.            General Description of Registrant, Depositor                                                  Who Is American Skandia?
              and Portfolio Companies                                                                    What Are Separate Accounts?

6.            Deductions                                                                        Investment Options, Fees and Charges

7.            General Description of Variable Annuity Contracts                                 Purchasing Your Annuity, Why Would I
                                                                                                    Choose to Purchase this Annuity?
                                                                                  What  are Some of the Key Features of the Annuity?

8.            Annuity Period                                                                            Managing Your Account Value,
                                                                                                             Access to Account Value

9.            Death Benefit                                                         What Triggers  the Payment of a  Death  Benefit?
                                                                       What Options are Available to my  Beneficiary  upon my Death?
                                                                                            When Do You Determine the Death Benefit?

10.           Purchases and Contract Value                                                               Managing Your Account Value

11.           Redemptions                                                           Access to Account Value, Valuing Your Investment

12.           Taxes                                                                                               Tax Considerations

13.           Legal Proceedings                                                                                    Legal Proceedings

14.           Table of Contents of the Statement of Additional Information                                     Available Information


                                                                                                                         SAI Heading

15.           Cover Page                                                                         Statement of Additional Information

16.           Table of Contents                                                                                    Table of Contents

17.           General Information and History                                             General Information About American Skandia

18.           Services                                                                                          Independent Auditors

19.           Purchase of Securities Being Offered                                           Noted in Prospectus under Managing Your
                                                                                                                       Account Value

20.           Underwriters                                                                        Principal Underwriter/Distribution

                                                          (Continued)


                                         CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)

              N-4 Item No.                                                                                              SAI Headings

21.           Calculation of Performance Data                                                     How Performance Data is Calculated

22.           Annuity Payments                                                     Noted in Prospectus under Access to Account Value

23.           Financial Statements                                                                                        Appendix A


                                                                                                                      Part C Heading

24.           Financial Statements and Exhibits                                                                 Financial Statements
                                                                                                                        and Exhibits

25.           Directors and Officers of the Depositor                                            Noted in Prospectus under Executive
                                                                                                              Officers and Directors

26.           Persons Controlled by or Under                                                                Persons Controlled By or
              Common Control with the                                                                  Under Common Control with the
              Depositor or Registrant                                                                        Depositor or Registrant

27.           Number of Contractowners                                                                      Number of Contractowners

28.           Indemnification                                                                                        Indemnification

29.           Principal Underwriters                                                                          Principal Underwriters

30.           Location of Accounts and Records                                                                  Location of Accounts
                                                                                                                         and Records

31.           Management Services                                                                                Management Services

32.           Undertakings                                                                                              Undertakings




                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                 One Corporate Drive, Shelton, Connecticut 06484



This Prospectus describes American Skandia XTra CreditSM, a flexible premium deferred annuity (the "Annuity") offered by American Skandia Life Assurance Corporation ("we", "our" or "us"). The Annuity may be offered as an individual annuity contract or as an interest in a group annuity. This Prospectus describes the important features of the Annuity and what you should consider before purchasing the Annuity. We have also filed a Statement of Additional Information that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described on page 52. The Annuity or certain of its investment options and/or features may not be available in all states. Various rights and benefits may differ between states to meet applicable laws and/or regulations. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section.



WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?

This Annuity is frequently used for retirement planning. It may be used as an investment vehicle for an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)). It may also be used for other purposes that are not "qualified" investments. The Annuity allows you to invest your money in a number of variable investment options as well as in one or more fixed investment options. You are not taxed on any investment gains the Annuity earns until you make a withdrawal from the Annuity or begin to receive annuity payments. This feature, referred to as "tax-deferral", can be beneficial to the growth of your Account Value because money that would otherwise be needed to pay taxes on investment gains each year remains invested and can earn additional money. However, because the Annuity is designed for long-term retirement savings, a 10% penalty tax may be applied on withdrawals you make before you reach age 59 1/2.

WHAT ARE SOME OF THE KEY FEATURES OF THE ANNUITY?
|X| The Annuity is a "flexible premium deferred annuity." It is called "flexible premium" because you have considerable flexibility in the timing and amount of premium payments. Generally, investors "defer" receiving annuity payments until after an accumulation period.
|X| This Annuity offers both variable and fixed investment options. If you allocate your Account Value to variable investment options, the value of your Annuity will vary daily to reflect the investment performance of the underlying investment options. Fixed investment options of different durations are offered that are guaranteed by us, but may have a Market Value Adjustment.

|X| The Annuity features two distinct phases - the accumulation period and the payout period. During the accumulation period your Account Value is allocated to one or more underlying investment options. The variable investment options, each a Class 1 Sub-account of American Skandia Life Assurance Corporation Variable Account B, invest in an underlying mutual fund portfolio. Currently, portfolios of the following underlying mutual funds are being offered: American Skandia Trust, The Alger American Fund, Montgomery Variable Series, Wells Fargo Variable Trust, Rydex Variable Trust, INVESCO Variable Investment Funds, Inc., Evergreen Variable Annuity Trust and ProFund VP.
|X| During the payout period, commonly called "annuitization," you can elect to receive annuity payments (1) for life; (2) for life with a guaranteed minimum number of payments; (3) based on joint lives; (4) for a guaranteed number of payments; or other options we may make available.

|X| This Annuity offers two different types of Credits. We add a Credit to your Annuity with each purchase payment we receive. We also provide an additional 1% credit on Purchase Payments made within the first year and may provide certain additional benefits if your Account Value has not reached a Target Value on its 10th anniversary.
|X| This Annuity offers a basic Death Benefit. It also offers two Optional Death Benefits that provide an enhanced level of protection for your beneficiary(ies) for an additional charge.
|X| You are allowed to withdraw a certain amount of money from your Annuity on an annual basis free of any charges. Other product features allow you to access your Account Value as necessary, although a charge may apply.
|X| Transfers between investment options are tax-free. You may make twelve transfers each year free of charge. We also offer several programs that enable you to manage your Account Value as your financial needs and investment performance change.

--------------------------------------------------------------------------------
These annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in this annuity involves certain investment risks, including possible loss of principal.
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PLEASE READ THIS PROSPECTUS AND THE CURRENT PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS. KEEP THEM FOR FUTURE REFERENCE.

                   FOR FURTHER INFORMATION CALL 1-800-752-6342
Prospectus Dated: May 1, 2000
Statement of Additional Information Dated: May 1, 2000
ASXT-PROS- (05/2000)                                                    ASXTPROS

HOW DO I PURCHASE THIS ANNUITY?

We sell the Annuity through licensed, registered financial professionals. You must complete an application and submit a minimum initial purchase payment of $1,000. We may allow you to make a lower initial purchase payment provided that the purchase payments received in the first Annuity Year total at least $1,000. If the Annuity is owned by an individual or individuals, the oldest of those persons must be age 80 or under. If the Annuity is owned by an entity, the annuitant must be age 80 or under.

================================================================================
If you purchase this Annuity, we apply an additional amount (an XTra CreditSM) to your account value with each purchase payment you make, including your initial purchase payment and any additional purchase payments.

- This Annuity features the same Insurance Charge as many of American Skandia's other variable annuities. However, if you make a withdrawal that exceeds the free withdrawal amount or choose to surrender your Annuity, the contingent deferred sales charge (CDSC) on this Annuity is higher and is deducted for a longer period of time as compared to our other variable annuities. As with any annuity that features a CDSC, you should consider your need to access your account value during the CDSC period and whether the liquidity provision under the Annuity will satisfy that need.

- The XTra CreditSM amount is included in your account value. However, American Skandia may take back the original XTra CreditSM amount applied to your purchase payment if you die, or elect to withdraw all or a portion of your account value under the medically-related waiver provision, within 12 months of having received an XTra CreditSM amount. In either situation, the value of the XTra CreditSM amount could be substantially reduced. However, any investment gain on the XTra CreditSM amount will not be taken back. Additional conditions and restrictions apply.

American Skandia offers several different annuities which your financial professional may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the annuity. The different features and benefits include variations in death benefit protection, the ability to access your annuity's account value and the charges that you will be subject to if you choose to surrender the annuity. The fees and charges may also be different between each annuity.

If you are purchasing the Annuity as a replacement for existing variable annuity or variable life coverage, you should consider any surrender or penalty charges you may incur when replacing your existing coverage and that this Annuity may be subject to a contingent deferred sales charge if you elect to surrender the Annuity or take a partial withdrawal. You should consider your need to access the annuity's account value and whether the annuity's liquidity features will satisfy that need.

Trustees of qualified retirement plans considering using this Annuity as a funding vehicle for such plans should consult with counsel when evaluating the annuity's benefits and costs. In addition, if you are purchasing this Annuity as an Individual Retirement Annuity or Tax Sheltered Annuity, you should discuss with your financial professional how the benefits and costs of this annuity will fit within your overall financial plan.

                                  Mailing Addresses:

                   New Business/Additional Purchase Payments:

                   American Skandia Life Assurance Corporation
                                  P.O. Box 7040
                            Bridgeport, CT 06601-7040

                               Exchange Paperwork:

                   American Skandia Life Assurance Corporation
                                  P.O. Box 7039
                            Bridgeport, CT 06601-7039

                            All other correspondence:

                   American Skandia Life Assurance Corporation
                                  P.O. Box 7038
                            Bridgeport, CT 06601-7038

                             Express/Overnight Mail:

                   American Skandia Life Assurance Corporation
                              Three Corporate Drive
                                Shelton, CT 06484

TABLE OF CONTENTS

GLOSSARY OF TERMS..................................................................................................................5

SUMMARY OF CONTRACT FEES AND CHARGES...............................................................................................6

EXPENSE EXAMPLES...................................................................................................................8

INVESTMENT OPTIONS................................................................................................................11

   WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?.............................................................11
   WHAT ARE THE FIXED INVESTMENT OPTIONS?.........................................................................................19

FEES AND CHARGES..................................................................................................................19

   WHAT ARE THE CONTRACT FEES AND CHARGES?........................................................................................19
   WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?..................................................................20
   WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?...................................................................................21
   WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYOUT?..............................................................................21

PURCHASING YOUR ANNUITY...........................................................................................................21

   WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?..........................................................................21

MANAGING YOUR ANNUITY.............................................................................................................21

   MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?................................................................21
   MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?..................................................................................22
   MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?.......................................................................................22
   MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?...................................................................22
   MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?...............................................................22

MANAGING YOUR ACCOUNT VALUE.......................................................................................................22

   HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?...................................................................................22
   HOW DO I RECEIVE CREDITS?......................................................................................................23
   HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?...................................................................................23
   ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?.....................................................25
   DO YOU OFFER DOLLAR COST AVERAGING?............................................................................................25
   DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?...............................................................................25
   DO YOU OFFER A PROGRAM TO BALANCE FIXED AND VARIABLE INVESTMENTS?..............................................................26
   MAY I AUTHORIZE MY FINANCIAL REPRESENTATIVE TO MANAGE MY ACCOUNT?..............................................................26
   HOW DO THE FIXED INVESTMENT OPTIONS WORK?......................................................................................26
   HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?..............................................................................27
   HOW DOES THE MARKET VALUE ADJUSTMENT WORK?.....................................................................................27
   WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?.................................................................................28
   ADDITIONAL AMOUNTS IN THE FIXED ALLOCATIONS....................................................................................28

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE..........................................................................................28


ACCESS TO ACCOUNT VALUE...........................................................................................................30

   WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?...............................................................................30
   ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?..................................................................................30
   CAN I WITHDRAW A PORTION OF MY ANNUITY?........................................................................................30
   IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?....................................................................................30
   CAN I MAKE WITHDRAWALS FROM MY ANNUITY WITHOUT A CDSC?.........................................................................31
   HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?..................................................................................31
   CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?...............................................32
   DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(T) OF THE INTERNAL REVENUE CODE?.......................................32
   WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?.............................................................32
   CAN I SURRENDER MY ANNUITY FOR ITS VALUE?......................................................................................32
   WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?....................................................................32
   WHAT TYPES OF ANNUITY PAYMENT OPTIONS ARE AVAILABLE UPON ANNUITIZATION?........................................................33
   HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?...........................................................................33
   HOW ARE ANNUITY PAYMENTS CALCULATED?...........................................................................................34

DEATH BENEFIT.....................................................................................................................34

   WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?..................................................................................34
   DEATH BENEFIT OPTIONS..........................................................................................................34

VALUING YOUR INVESTMENT...........................................................................................................37

   HOW IS MY ACCOUNT VALUE DETERMINED?............................................................................................37
   WHAT IS THE SURRENDER VALUE OF MY ANNUITY?.....................................................................................37
   HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?....................................................................................37
   HOW DO YOU VALUE FIXED ALLOCATIONS?............................................................................................37
   WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?....................................................................................37

TAX CONSIDERATIONS................................................................................................................38

   WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?...............................................................38
   HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?......................................................................38
   IN GENERAL, HOW ARE ANNUITIES TAXED?...........................................................................................38
   HOW ARE DISTRIBUTIONS TAXED?...................................................................................................38
   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?...................................40
   HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?..........................................................................41
   GENERAL TAX CONSIDERATIONS.....................................................................................................42

GENERAL INFORMATION...............................................................................................................43

   HOW WILL I RECEIVE STATEMENTS AND REPORTS?.....................................................................................43
   WHO IS AMERICAN SKANDIA?.......................................................................................................43
   WHAT ARE SEPARATE ACCOUNTS?....................................................................................................44
   WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?...........................................................................45
   WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?.........................................................................45
   AVAILABLE INFORMATION..........................................................................................................46
   INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE................................................................................47
   HOW TO CONTACT US..............................................................................................................47
   INDEMNIFICATION................................................................................................................47
   LEGAL PROCEEDINGS..............................................................................................................47
   EXECUTIVE OFFICERS AND DIRECTORS...............................................................................................48
   CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............................................................................52

APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA..........................................................................1


APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B..............................................................1

                                GLOSSARY OF TERMS

Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.

Account Value: The value of each allocation to a Sub-account or a Fixed Allocation prior to the Annuity Date, plus any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC") and/or any Annual Maintenance Fee. The Account Value includes any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine Account Value for your entire Annuity. The Account Value of each Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuity Date: The date you choose for annuity payments to commence. There may be a maximum Annuity Date in certain states.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed Allocation: An allocation of Account Value that is to be credited a fixed rate of interest for a specified Guarantee Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim Value: As of any particular date, the initial value allocated to the Fixed Allocation plus all interest credited to the Fixed Allocation as of the date calculated, less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value adjustment used in the determination of Account Value of each Fixed Allocation on a day other than such Fixed Allocation's Maturity Date.

Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity. With an Annuity issued as a certificate under a group annuity contract, the "Owner" refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender Value: The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC and Annual Maintenance Fee and any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity.

Unit: A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES


Below is a summary of the fees and expenses we charge for the Annuity. Some charges are assessed against your Annuity while others are assessed against assets allocated to the variable investment options. The charges that are assessed against the Annuity include the Contingent Deferred Sales Charge, Annual Maintenance Fee, Transfer Fee and the Tax Charge. The charge that is assessed against the variable investment options is the Insurance Charge, which is the combination of a mortality and expense risk charge and a charge for administration of the Annuity. Each underlying mutual fund portfolio assesses a charge for investment management and for other expenses. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying funds. In certain states, a premium tax charge may be applicable. All of these fees and expenses are described in more detail within this Prospectus.


------------------------------------------------------------------------------------------------------------------------------------
                                               Your Transaction Expenses

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------------------------------- ----------------------------------------------------------------- ----------------------------------
                                                     Amount Deducted/

         Fee/Expense                                 Description Of Charge                                    When Deducted

------------------------------- ----------------------------------------------------------------- ----------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ ----------------------------------
Contingent Deferred Sales       Yr. 1   Yr. 2  Yr. 3  Yr. 4   Yr. 5  Yr. 6  Yr. 7   Yr. 8  Yr.              Upon Surrender or
Charge                                                                                      9+             Partial Withdrawal
The charge is a percentage of                                                                    Applicable period measured from the
each applicable purchase                                                                         date  each purchase payment is
payment                                                                                          allocated
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ ----------------------------------
                                 8.5%   8.5%   8.5%    8.5%   7.5%   5.5%    3.5%   1.5%   0.0%
--------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                       Smaller of $30 or 2% of Account Value                     Annually on the contract's
                                                                                                  anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------- ----------------------------------
Transfer Fee                                                 $10.00                            After the 12th transfer each annuity
                                                                                                                  year

--------------------------- ----------------------------------------------------------------- --------------------------------------
--------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

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                                                  Annual Expenses of the Sub-Accounts
                                 (as a percentage of the average daily net assets of the Sub-accounts)
--------------------------- ----------------------------------------------------------------- --------------------------------------
Mortality & Expense Risk
Charge                                                       1.25%
                                                                                                                  Daily

Administration Charge                                        0.15%

Total  Annual  Expenses of the          1.40% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
-------------------------- ----------------------------------------------------------------- --------------------------------------
* The  combination of the Mortality and Expense Risk Charges and  Administration
Charge is referred to as the "Insurance Charge" elsewhere in this prospectus.

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                                Optional Benefits

We offer two different Optional Death Benefits that provide an enhanced level of protection for your beneficiary(ies). Please refer to the section entitled "Death Benefit" for a complete discussion of the Optional Death Benefits we offer.

------------------------------------------ -------------------------------------------- --------------------------------------------

            Death Benefit Option                 Death Benefit equal to the greater of:            Additional Charge (annually)
---------------------------------------------- -------------------------------------------- ----------------------------------------
---------------------------------------------- -------------------------------------------- ----------------------------------------
                                               1.   Account Value (no MVA)
                                               2.   Sum of Purchase Payments minus
                  OPTION 1                          the proportional impact of                  0.30% of the current Death Benefit
                                                    withdrawals increasing at 5.0%
                                                    annually
                                               3.   Highest Anniversary Value

---------------------------------------------- -------------------------------------------- ----------------------------------------
---------------------------------------------- -------------------------------------------- ----------------------------------------
                                               1.   Account Value (no MVA)
                                               2.   Sum of Purchase Payments minus
                  OPTION 2                          the proportional impact of                  0.50% of the current Death Benefit
                                                    withdrawals increasing at 7.2%
                                                    annually
                                               3.  Highest Anniversary Value

---------------------------------------------- -------------------------------------------- ----------------------------------------

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                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Below are the investment management fee, other expenses, and the total annual expenses for each underlying Portfolio as of December 31, 1999. The total annual expenses are the sum of the investment management fee, other expenses and any 12b-1 fees. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets. For certain of the underlying Portfolios, a portion of the management fee is being waived and/or other expenses are being partially reimbursed. "N/A" indicates that no portion of the management fee and/or other expenses is being waived and/or reimbursed. Any footnotes about expenses appear after the list of all the portfolios. Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust. The underlying mutual fund portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ ----------
                                                    Management     Other          Estimated    Total Annual   Fee          Net
                                                       Fees         Expenses    Distribution    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                               and Service    Operating    and           Fund
                                                                                   (12b-1)       Expenses    Expense       Operating
                                                                                  Fees (1)                   Reimbursement  Expenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ ----------
American Skandia Trust:

  AST Founders Passport                               1.00%          0.29%          0.00%         1.29%          N/A         1.29%
  AST AIM International Equity                        0.87%          0.31%          0.04%         1.22%          N/A         1.22%
  AST Janus Overseas Growth                           1.00%          0.23%          0.02%         1.25%          N/A         1.25%
  AST American Century International Growth           1.00%          0.50%          0.00%         1.50%          N/A         1.50%
  AST American Century International Growth II        1.00%          0.26%          0.02%         1.28%          N/A         1.28%
  AST MFS Global Equity (3)                           1.00%          1.11%          0.00%         2.11%         0.36%        1.75%
  AST Janus Small-Cap Growth                          0.90%          0.18%          0.01%         1.09%          N/A         1.09%
  AST Kemper Small-Cap Growth                         0.95%          0.19%          0.03%         1.17%          N/A         1.17%
  AST Lord Abbett Small Cap Value                     0.95%          0.29%          0.00%         1.24%          N/A         1.24%
  AST T. Rowe Price Small Company Value               0.90%          0.21%          0.00%         1.11%          N/A         1.11%
  AST Janus Mid-Cap Growth (4)                        1.00%          0.22%          0.04%         1.26%          N/A         1.26%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.23%          0.04%         1.17%          N/A         1.17%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.23%          0.12%         1.25%          N/A         1.25%
  AST Alger All-Cap Growth(5)                         0.95%          0.22%          0.06%         1.23%          N/A         1.23%
  AST T. Rowe Price Natural Resources                 0.90%          0.26%          0.01%         1.17%          N/A         1.17%
  AST Alliance Growth                                 0.90%          0.21%          0.00%         1.11%          N/A         1.11%
  AST MFS Growth (3)                                  0.90%          0.45%          0.00%         1.35%          N/A         1.35%
  AST Marsico Capital Growth                          0.90%          0.18%          0.04%         1.12%          N/A         1.12%
  AST JanCap Growth                                   0.90%          0.14%          0.01%         1.05%         0.04%        1.01%
  AST Sanford Bernstein Managed Index 500             0.60%          0.19%          0.00%         0.79%          N/A         0.79%
  AST Cohen & Steers Realty                           1.00%          0.27%          0.02%         1.29%          N/A         1.29%
  AST American Century Income & Growth                0.75%          0.23%          0.00%         0.98%          N/A         0.98%
  AST Alliance Growth and Income                      0.75%          0.18%          0.08%         1.01%         0.01%        1.00%
  AST MFS Growth with Income (3)                      0.90%          0.33%          0.00%         1.23%          N/A         1.23%
  AST INVESCO Equity Income                           0.75%          0.18%          0.04%         0.97%          N/A         0.97%
  AST AIM Balanced                                    0.74%          0.26%          0.02%         1.02%          N/A         1.02%
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.22%          0.00%         1.07%          N/A         1.07%
  AST T. Rowe Price Global Bond                       0.80%          0.31%          0.00%         1.11%          N/A         1.11%
  AST Federated High Yield                            0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST PIMCO Total Return Bond                         0.65%          0.17%          0.00%         0.82%          N/A         0.82%
  AST PIMCO Limited Maturity Bond                     0.65%          0.21%          0.00%         0.86%          N/A         0.86%
  AST Money Market                                    0.50%          0.15%          0.00%         0.65%         0.05%        0.60%

The Alger  American Fund:

  Growth                                              0.75%          0.04%            N/A         0.79%         0.00%        0.79%
  MidCap Growth                                       0.80%          0.05%            N/A         0.85%         0.00%        0.85%

Montgomery Variable Series:

  Emerging Markets                                    1.25%          0.50%            N/A         1.75%         0.00%        1.75%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ ----------





------------------------------------------------- --------------- ------------- -------------- ------------- ------------ ----------
                                                    Management     Other          Estimated    Total Annual   Fee          Net
                                                       Fees         Expenses    Distribution    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                               and Service    Operating    and           Fund
                                                                                   (12b-1)       Expenses    Expense       Operating
                                                                                  Fees (1)                   Reimbursement  Expenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ ----------
Wells Fargo Variable Trust:
  Equity Value                                          0.55%        0.37%       0.25%           1.17%        0.17%        1.00%

Rydex Variable Trust:
  Nova                                                  0.75%        0.80%       None            1.55%        0.00%        1.55%
  Ursa                                                  0.90%        0.83%       None            1.73%        0.00%        1.73%
  OTC                                                   0.75%        0.80%       None            1.55%        0.00%        1.55%

INVESCO Variable Investment Funds, Inc.:
  Technology                                            0.75%        0.78%       None            1.53%        0.21%        1.32%
  Health Sciences                                       0.75%        2.11%       None            2.86%        1.37%        1.49%
  Financial Services                                    0.75%        1.75%       None            2.50%        1.09%        1.41%
  Telecommunications                                    0.75%        0.55%       None            1.30%        0.02%        1.28%
  Dynamics                                              0.75%        1.53%       None            2.28%        0.99%        1.29%

Evergreen Variable Annuity Trust:
  Global Leaders(6)                                     0.95%        0.25%       N/A             1.20%        0.19%        1.01%
  Special Equity(6)                                     1.36%        2.35%       N/A             3.71%        2.68%        1.03%

ProFund VP:
  Europe 30                                             0.75%        1.39%       0.25%           2.39%        0.61%        1.78%
  UltraSmall-Cap                                        1.53%        1.53%       0.25%           2.53%        0.83%        1.70%
  UltraOTC                                              0.75%        0.97%       0.25%           1.97%        0.32%        1.65%
------------------------------------------------- ------ ------------- -------------- ------------- ------------ ------------------

1 American Skandia Trust (the "Trust") adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's Investment Manager to receive brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these commissions to promote the sale of shares of such Portfolios. The staff of the Securities and Exchange Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios. The Portfolios would pay the same or comparable commission amounts irrespective of the Distribution Plan; accordingly, total returns for the Portfolios are not expected to be adversely affected. The Distribution Fee estimates are derived from data regarding each Portfolio's brokerage transactions, and the proportions of such transactions directed to selling dealers, for the period ended December 31, 1999. However, it is not possible to determine with accuracy actual amounts that will be received under the Distribution Plan. Such amounts will vary based upon the level of a Portfolio's brokerage activity, the proportion of such activity directed under the Distribution Plan, and other factors.
2 The Investment Manager of American Skandia Trust has agreed to reimburse and/or waive fees for certain Portfolios until at least October 17, 2000. The caption "Total Annual Fund Operating Expenses" reflects the Portfolios' fees and expenses before such waivers and reimbursements, while the caption "Net Annual Fund Operating Expenses" reflects the effect of such waivers and reimbursements.
3 These Portfolios commenced operations on October 18, 1999. "Other Expenses" are based on estimated amounts for the fiscal year ending December 31, 2000.
4 This Portfolio commenced operations on May 1, 2000. "Other Expenses" are based on estimated amounts for the fiscal year ending December 31, 2000.
5 This Portfolio commenced operations as of December 30, 1999. "Other Expenses" shown are based on estimated amounts for the fiscal year ending December 31, 2000.
6 These portfolios commenced operations on September 30, 1999. Expenses have been estimated based upon current fund contracts.

EXPENSE EXAMPLES

These examples are designed to assist you in understanding the various costs and expenses you will incur with the Annuity over certain periods of time based on specific assumptions. The examples reflect expenses of our Sub-accounts, as well as those of the underlying mutual fund portfolios. The Securities and Exchange Commission ("SEC") requires these examples.

The examples shown assume that: (a) you only allocate Account Value in the Sub-accounts; (b) fees and expenses remain constant; (c) you make no withdrawals of Account Value during the period shown; (d) you make no transfers, withdrawals, surrender or other transaction that we charge a fee during the period shown; (e) no tax charge applies; (f) the expenses throughout the period for the underlying mutual fund portfolios will be the "Net Annual Fund Operating Expenses," as shown above in the section entitled "Underlying Mutual Fund Portfolio Annual Expenses"; and (g) the Credit applicable to your Annuity is 3% of Purchase Payments. The Credit may be less when total Purchase Payments are less then $10,000 and may be more when total Purchase Payments are at least $1,000,000 (see "How do I receive Credits?"). The examples do not reflect the charge for any optional benefits that may be offered under the Annuity. The examples also do not reflect the impact of any Target Value Credits that may be applied to Purchase Payments within the first Annuity Year.

THE  EXAMPLES  ARE  ILLUSTRATIVE   ONLY  -  THEY  SHOULD  NOT  BE  CONSIDERED  A
REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                  (amounts shown are rounded to the nearest dollar)
------------------------------------------------------------------------------------------------------------------------------------
                                       ---------------------------------------------- ---- -----------------------------------------
                                       If you surrender  your Annuity at the end  If you do not surrender your Annuity at the end
                                       of the applicable time period, you would   of the applicable time period or begin taking
                                       pay the following expenses on a $1,000     annuity payments at such time, you would pay the
                                       investment, assuming 5% annual return on   following expenses on a $1,000 investment,
                                       assets:                                    assuming 5% annual return on assets:

                                       ------------------------------------------- ------- -----------------------------------------



                                          After:                                            After:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- ---------- --------- ---------- ------- ---------- --------- ---------- ----------
Sub-Account:                              1 Year    3 Years    5 Years   10 Years           1 Year     3 Years   5 Years    10 Years
------------------------------------------------- ---------- --------- ---------- ------- ---------- --------- ---------- ----------
------------------------------------------------- ---------- --------- ---------- ------- ---------- --------- ---------- ----------
AST Founders Passport                         114        174       226        319                29         89        151        319
AST AIM International Equity                  114        172       222        311                29         87        147        311
AST Janus Overseas Growth                     114        173       224        314                29         88        149        314
AST American Century International Growth     117        181       237        340                32         96        162        340
AST American Century  International  Growth   114        173       226        318                29         88        151        318
II

AST MFS Global Equity                         119        188       249        363                34        103        174        363
AST Janus Small-Cap Growth                    112        167       215        297                27         82        140        297
AST Kemper Small-Cap Growth                   113        170       220        306                28         85        145        306
AST Lord Abbett Small Cap Value               114        173       223        313                29         88        148        313
AST T. Rowe Price Small Company Value         112        168       217        300                27         83        142        300
AST Janus Mid-Cap Growth                      114        173       225        316                29         88        150        316
AST Neuberger Berman Mid-Cap Growth           113        170       220        306                28         85        145        306
AST Neuberger Berman Mid-Cap Value            114        173       224        314                29         88        149        314
AST Alger All-Cap Growth                      114        172       223        312                29         87        148        312
AST T. Rowe Price Natural Resources           113        170       220        306                28         85        145        306
AST Alliance Growth                           112        168       217        300                27         83        142        300
AST MFS Growth                                115        176       229        325                30         91        154        325
AST Marsico Capital Growth                    112        168       217        301                27         83        142        301
AST JanCap Growth                             111        165       212        290                26         80        137        290
AST Sanford Bernstein Managed Index 500       109        158       200        267                24         73        125        267
AST Cohen & Steers Realty                     114        174       226        319                29         89        151        319
AST American Century Income & Growth          111        164       210        287                26         79        135        287
AST Alliance Growth and Income                111        165       211        289                26         80        136        289
AST MFS Growth with Income                    114        172       223        312                29         87        148        312
AST INVESCO Equity Income                     110        164       209        285                25         79        134        285
AST AIM Balanced                              111        165       212        290                26         80        137        290
AST American Century Strategic Balanced       112        168       217        299                27         83        142        299
AST T. Rowe Price Asset Allocation            112        167       215        297                27         82        140        297
AST T. Rowe Price Global Bond                 112        168       217        300                27         83        142        300
AST Federated High Yield                      110        163       208        282                25         78        133        282
AST PIMCO Total Return Bond                   109        159       201        270                24         74        126        270
AST PIMCO Limited Maturity Bond               109        160       203        274                24         75        128        274
AST Money Market                              107        152       190        247                22         67        115        247

AA Growth                                     109        158       200        267                24         73        125        267
AA MidCap Growth                              109        160       203        273                24         75        128        273

MV Emerging Markets                           119        188       249        363                34        103        174        363

WFVT Equity Value                             111        165       211        289                26         80        136        289







After:                                                                                After:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- ---------- --------- ---------- ------- ---------- --------- ---------- ----------
Sub-Account:                              1 Year    3 Years    5 Years   10 Years           1 Year     3 Years   5 Years    10 Years
------------------------------------------------- ---------- --------- ---------- ------- ---------- --------- ---------- ----------
Rydex Nova                                    117        182       240        345                32         97        165        345
Rydex Ursa                                    119        187       248        361                34        102        173        361
Rydex OTC                                     117        182       240        345                32         97        165        345

INVESCO VIF Technology                        114        175       228        321                29         90        153        321
INVESCO VIF Health Sciences                   116        180       236        339                31         95        161        339
INVESCO VIF Financial Services                116        178       232        331                31         93        157        331
INVESCO VIF Telecommunications                114        173       226        318                29         88        151        318
INVESCO VIF Dynamics                          114        174       226        319                29         89        151        319

Evergreen VA Global Leaders                   111        165       212        290                26         80        137        290
Evergreen VA Special Equity                   111        165       212        291                26         80        137        291

ProFund VP Europe 30                          119        189       251        366                34        104        176        366
ProFund VP UltraSmall-Cap                     119        187       247        359                34        102        172        359
ProFund VP UltraOTC                           118        185       245        355                33        100        170        355
------------------------------------------------------------ --------- ---------- ------- ---------- --------- ---------- ----------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?


Each variable investment option is a Class 1 Sub-account of American Skandia Life Assurance Corporation Variable Account B (see "What are Separate Accounts" for more detailed information.) Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The following chart classifies each of the Portfolios based on our assessment of their investment style (as of the date of this Prospectus). The chart also provides a short description of each Portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any underlying mutual fund portfolio will meet its investment objective.


The name of the advisor/sub-advisor for each Portfolio appears next to the description. Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust. The investment manager for AST is American Skandia Investment Services, Inc. ("ASISI"), an affiliated company. However, a sub-advisor, as noted below, is engaged to conduct day-to-day investment decisions.


Some of the Portfolios available as Sub-accounts under the Annuity are managed by the same portfolio advisor or sub-advisor as a retail mutual fund that the Portfolio may have been modeled after at the Portfolio's inception. Certain retail mutual funds may also have been modeled after a Portfolio. While the investment objective and policies of the funds may be substantially similar, the actual investments made by the funds will differ to varying degrees. Differences in the performance of the funds can be expected, and in some cases could be substantial. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds.

================================================================================
Effective January 19, 2000, the AST Janus Small-Cap Growth portfolio is no longer offered as a Sub-account under the Annuity. Owners of Contracts issued on or before January 18, 2000 may not allocate additional Account Value or make transfers into the AST Janus Small-Cap Growth Sub-account, except that, Owners who had previously elected a bank drafting, dollar cost averaging, asset allocation and/or rebalancing program will be allowed to continue. However, no changes involving the AST Janus Small-Cap Growth Sub-account may be made to such programs.

Effective March 1, 2000, the AST Janus Overseas Growth portfolio is no longer offered as a Sub-account under the Annuity, except as noted below. Owners of Contracts issued on or before February 29, 2000 with Account Value allocated to the AST Janus Overseas Growth Sub-account may continue to allocate Account Value and make transfers into the AST Janus Overseas Growth Sub-account, including any bank drafting, dollar cost averaging, asset allocation and rebalancing programs. Contracts issued on or after March 1, 2000 will not be allowed to allocate Account Value to the AST Janus Overseas Growth Sub-account.

The Portfolios may be offered as a Sub-account to Contract Owners at some future date; however, at the present time, American Skandia has no intention to do so.


================================================================================

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.


------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                                  PORTFOLIO
            STYLE/                          INVESTMENT OBJECTIVES/POLICIES                         ADVISOR/
             TYPE                                                                                SUB-ADVISOR
------------------------------  ------------------------------------------------------------------------------------------
------------------------------  ------------------------------------------------------------------------------------------
                                 AST Money  Market:  seeks to  maximize  current      J.P. Morgan Investment Management
  CAPITAL                        income and maintain  high levels of  liquidity.                     Inc.
  PRESERVATION                   The  Portfolio   attempts  to  accomplish   its
                                 objective  by  maintaining  a   dollar-weighted
                                 average  maturity  of not more than 90 days and
                                 by investing in securities which have effective
                                 maturities of not more than 397 days.
------------------------------------------------------------------------------------------------------------------------------------
                                 AST  PIMCO  Limited  Maturity  Bond:  seeks  to     Pacific Investment Management
 SHORT-TERM BOND                 maximize   total   return    consistent    with                Company
                                 preservation of capital and prudent  investment
                                 management.  The  Portfolio  will  invest  in a
                                 diversified     portfolio    of    fixed-income
                                 securities of varying  maturities.  The average
                                 portfolio  duration of the Portfolio  generally
                                 will  vary  within  a one- to  three-year  time
                                 frame based on the  Sub-advisor's  forecast for
                                 interest rates.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST PIMCO Total Return Bond:  seeks to maximize     Pacific Investment Management
LONG-TERM                        total return  consistent  with  preservation of                Company
  BOND                           capital and prudent investment management.  The
                                 Portfolio   will   invest   in  a   diversified
                                 portfolio of fixed-income securities of varying
                                 maturities.  The average portfolio  duration of
                                 the  Portfolio  generally  will  vary  within a
                                 three-  to  six-year  time  frame  based on the
                                 Sub-advisor's forecast for interest rates.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST  Federated  High Yield:  seeks high current     Federated Investment Counseling
HIGH YIELD BOND                  income by investing  primarily in a diversified
                                 portfolio  of  fixed  income  securities.   The
                                 Portfolio  will  invest  at  least  65%  of its
                                 assets in  lower-rated  corporate  fixed income
                                 securities  ("junk bonds").  These fixed income
                                 securities   may  include   preferred   stocks,
                                 convertible  securities,   bonds,   debentures,
                                 notes,   equipment   lease   certificates   and
                                 equipment  trust  certificates.   A  fund  that
                                 invests  primarily in lower-rated  fixed income
                                 securities  will be subject to greater risk and
                                 share price  fluctuation  than a typical  fixed
                                 income fund, and may be subject to an amount of
                                 risk that is  comparable  to  or  greater  than
                                 many  equity funds.
------------------------------  ----------------------------------------------------------------------------------------------------
 GLOBAL BOND                     AST T. Rowe Price Global Bond: seeks to provide    Rowe Price-Fleming International, Inc.
                                 high  current  income  and  capital  growth  by
                                 investing  in  high-quality  foreign  and  U.S.
                                 government  bonds. The Portfolio will invest at
                                 least 65% of its total  assets in bonds  issued
                                 or   guaranteed   by  the   U.S.   or   foreign
                                 governments  or their  agencies  and by foreign
                                 authorities,   provinces  and   municipalities.
                                 Corporate  bonds  may  also be  purchased.  The
                                 Sub-advisor  bases its investment  decisions on
                                 fundamental  market factors,  currency  trends,
                                 and credit  quality.  The  Portfolio  generally
                                 invests in countries  where the  combination of
                                 fixed-income   returns  and  currency  exchange
                                 rates appears  attractive,  or, if the currency
                                 trend is  unfavorable,  where  the  Sub-advisor
                                 believes   that  the   currency   risk  can  be
                                 minimized  through  hedging.  The Portfolio may
                                 also  invest  up to 20% of  its  assets  in the
                                 aggregate in below investment-grade,  high-risk
                                 bonds ("junk bonds").
------------------------------  ----------------------------------------------------------------------------------------------------
ASSET ALLOCATION                 AST T. Rowe  Price  Asset  Allocation:  seeks a     T. Rowe Price Associates, Inc.
                                 high  level  of  total   return  by   investing
                                 primarily in a  diversified  portfolio of fixed
                                 income and  equity  securities.  The  Portfolio
                                 normally invests approximately 60% of its total
                                 assets  in equity  securities  and 40% in fixed
                                 income securities. The Sub-advisor concentrates
                                 common  stock   investments  in  larger,   more
                                 established  companies,  but the  Portfolio may
                                 include small and  medium-sized  companies with
                                 good growth prospects. The fixed income portion
                                 of  the  Portfolio  will  be  allocated   among
                                 investment  grade  securities,  high  yield  or
                                 "junk"   bonds,   foreign   high  quality  debt
                                 securities and cash reserves.
------------------------------  ----------------------------------------------------------------------------------------------------
BALANCED                         AST  AIM   Balanced:   seeks   to   provide   a     A I M Capital Management, Inc.
                                 well-diversified  portfolio of stocks and bonds
                                 that  will  produce  both  capital  growth  and
                                 current income.  The Portfolio attempts to meet
                                 its objective by investing, normally, a minimum
                                 of 30% and a maximum of 70% of its total assets
                                 in equity securities and a minimum of 30% and a
                                 maximum   of  70%  of  its   total   assets  in
                                 non-convertible     debt    securities.     The
                                 Sub-advisor  will  primarily   purchase  equity
                                 securities  for  growth  of  capital  and  debt
                                 securities for income purposes.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                                  PORTFOLIO
            STYLE/                          INVESTMENT OBJECTIVES/POLICIES                         ADVISOR/
             TYPE                                                                                SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
BALANCED                         AST American Century Strategic Balanced:  seeks     American Century  Investment Management, Inc.
(Cont.)                          capital   growth  and   current   income.   The
                                 Sub-advisor  intends to maintain  approximately
                                 60%  of  the   Portfolio's   assets  in  equity
                                 securities and the remainder in bonds and other
                                 fixed income  securities.  Both the Portfolio's
                                 equity  and  fixed  income   investments   will
                                 fluctuate in value. The equity  securities will
                                 fluctuate  depending on the  performance of the
                                 companies that issued them,  general market and
                                 economic  conditions,  and investor confidence.
                                 The fixed income  investments  will be affected
                                 primarily by rising or falling  interest  rates
                                 and the credit quality of the issuers.
------------------------------  ----------------------------------------------------------------------------------------------------
EQUITY INCOME                    AST INVESCO Equity Income: seeks capital growth     INVESCO Funds Group, Inc.
                                 and  current  income  while   following   sound
                                 investment  practices.  The Portfolio  seeks to
                                 achieve   its   objective   by   investing   in
                                 securities   that  are   expected   to  produce
                                 relatively    high   levels   of   income   and
                                 consistent,   stable  returns.   The  Portfolio
                                 normally will invest at least 65% of its assets
                                 in dividend-paying  common and preferred stocks
                                 of domestic and foreign  issuers.  Up to 30% of
                                 the  Portfolio's  assets  may  be  invested  in
                                 equity  securities  that  do  not  pay  regular
                                 dividends.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST Alliance Growth and Income: seeks long-term     Alliance Capital Management L.P.
                                 growth of capital and income  while  attempting
                                 to  avoid  excessive   fluctuations  in  market
                                 value.  The  Portfolio  normally will invest in
                                 common stocks (and securities  convertible into
                                 common  stocks).  The  Sub-advisor  will take a
                                 value-oriented approach, in that it will try to
                                 keep  the   Portfolio's   assets   invested  in
                                 securities   that  are  selling  at  reasonable
                                 prices in relation to their  value.  The stocks
                                 that the Portfolio will normally  invest in are
                                 those of seasoned  companies  that are expected
                                 to  show  above-average  growth  and  that  the
                                 Sub-advisor  believes  are in  sound  financial
                                 condition.
                                 ---------------------------------------------------------------------------------------------------
                                 AST  American  Century  Income & Growth:  seeks      American Century Investment Management,  Inc.
                                 capital   growth  with  current   income  as  a
                                 secondary  objective.   The  Portfolio  invests
                                 primarily in common stocks that offer potential
GROWTH                           for capital  growth,  and may,  consistent with
                                 its investment objective, invest in stocks that
   &                             offer   potential  for  current   income.   The
INCOME                           Sub-advisor utilizes a quantitative  management
                                 technique  with a goal of  building  an  equity
                                 portfolio that provides better returns than the
                                 S&P 500 Index  without  taking  on  significant
                                 additional risk and while  attempting to create
                                 a dividend  yield that will be greater than the
                                 S&P 500 Index.
                                ----------------------------------------------------------------------------------------------------
                                 AST MFS Growth with  Income:  seeks  reasonable     Massachusetts Financial Services Company
                                 current income and long-term capital growth and
                                 income.  Under normal  market  conditions,  the
                                 Portfolio  invests  at least  65% of its  total
                                 assets in common stocks and related securities,
                                 such   as   preferred    stocks,    convertible
                                 securities and depositary receipts.  The stocks
                                 in which the Portfolio  invests  generally will
                                 pay  dividends.  While the Portfolio may invest
                                 in  companies  of  any  size,   the   Portfolio
                                 generally  focuses  on  companies  with  larger
                                 market  capitalizations  that  the  Sub-advisor
                                 believes have sustainable  growth prospects and
                                 attractive  valuations  based  on  current  and
                                 expected  earnings or cash flow.  The Portfolio
                                 may  invest  up to  20% of its  net  assets  in
                                 foreign securities.
------------------------------  ----------------------------------------------------------------------------------------------------
REAL ESTATE                      AST Cohen & Steers  Realty:  seeks to  maximize     Cohen & Steers Capital Management,
  (REIT)                         total return through  investment in real estate                                Inc.
                                 securities.    The   Portfolio    pursues   its
                                 investment    objective   by   seeking,    with
                                 approximately  equal  emphasis,  capital growth
                                 and current income. Under normal circumstances,
                                 the Portfolio will invest  substantially all of
                                 its  assets in the  equity  securities  of real
                                 estate companies,  i.e., a company that derives
                                 at  least   50%  of  its   revenues   from  the
                                 ownership, construction,  financing, management
                                 or sale of real estate or that has at least 50%
                                 of its  assets  in  real  estate.  Real  estate
                                 companies  may include  real estate  investment
                                 trusts or REITs.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                                  PORTFOLIO
            STYLE/                          INVESTMENT OBJECTIVES/POLICIES                         ADVISOR/
             TYPE                                                                                SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
MANAGED INDEX                    AST Sanford  Bernstein Managed Index 500: seeks     Sanford C. Bernstein & Co., Inc.
                                 to   outperform   the  Standard  &  Poor's  500
                                 Composite  Stock Price Index (the "S&P 500(R)")
                                 through stock selection  resulting in different
                                 weightings  of common  stocks  relative  to the
                                 index.  The Portfolio will invest  primarily in
                                 the common stocks of companies  included in the
                                 S&P 500(R).  In seeking to  outperform  the S&P
                                 500, the Sub-advisor starts with a portfolio of
                                 stocks  representative  of the  holdings of the
                                 index.  It  then  uses  a  set  of  fundamental
                                 quantitative  criteria  that  are  designed  to
                                 indicate   whether  a  particular   stock  will
                                 predictably  perform  better or worse  than the
                                 S&P  500.   Based  on   these   criteria,   the
                                 Sub-advisor  determines  whether the  Portfolio
                                 should  over-weight,  under-weight  or  hold  a
                                 neutral  position in the stock  relative to the
                                 proportion  of  the  S&P  500  that  the  stock
                                 represents.  In addition,  the Sub-advisor also
                                 may  determine  that based on the  quantitative
                                 criteria,  certain equity  securities  that are
                                 not  included  in the S&P 500 should be held by
                                 the Portfolio.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST Alliance  Growth:  seeks long-term  capital     Alliance Capital Management  L.P.
                                 growth.  The Portfolio  invests at least 85% of
                                 its total assets in the equity  securities of a
                                 limited  number of large,  carefully  selected,
                                 high-quality  U.S.  companies  that are  judged
                                 likely to  achieve  superior  earnings  growth.
                                 Normally,   about  40-60   companies   will  be
                                 represented  in  the  Portfolio,  with  the  25
                                 companies   most   highly   regarded   by   the
                                 Sub-advisor usually constituting  approximately
                                 70% of the Portfolio's net assets.  An emphasis
                                 is  placed  on  identifying   companies   whose
                                 substantially    above   average    prospective
                                 earnings  growth  is  not  fully  reflected  in
                                 current market valuations.
                                 ---------------------------------------------------------------------------------------------------
                                 AST JanCap Growth: seeks growth of capital in a     Janus  Capital  Corporation
                                 manner  consistent  with  the  preservation  of
                                 capital.   Realization   of  income  is  not  a
                                 significant  investment  consideration  and any
                                 income realized on the Portfolio's investments,
                                 therefore,    will   be   incidental   to   the
                                 Portfolio's   objective.   The  Portfolio  will
                                 pursue its objective by investing  primarily in
                                 common stocks of companies that the Sub-advisor
                                 believes are experiencing  favorable demand for
                                 their products and services,  and which operate
                                 in  a  favorable   competitive  and  regulatory
                                 environment.  The Sub-advisor generally takes a
                                 "bottom up"  approach  to choosing  investments
LARGE CAP                        for  the   Portfolio.   In  other  words,   the
 EQUITY                          Sub-advisor   seeks  to   identify   individual
                                 companies with earnings  growth  potential that
                                 may not be recognized by the market at large.
                                ----------------------------------------------------------------------------------------------------
                                 AST  Marsico  Capital  Growth:   seeks  capital     Marsico Capital  Management,  LLC
                                 growth. Income realization is not an investment
                                 objective  and  any  income   realized  on  the
                                 Portfolio's  investments,  therefore,  will  be
                                 incidental to the  Portfolio's  objective.  The
                                 Portfolio   will   pursue  its   objective   by
                                 investing primarily in common stocks of larger,
                                 more   established   companies.   In  selecting
                                 investments for the Portfolio,  the Sub-advisor
                                 uses  an  approach  that  combines  "top  down"
                                 economic   analysis   with  "bottom  up"  stock
                                 selection.  The "top down" approach  identifies
                                 sectors,  industries  and companies that should
                                 benefit  from the  trends the  Sub-advisor  has
                                 observed.   The  Sub-advisor   then  looks  for
                                 individual   companies  with  earnings   growth
                                 potential  that  may not be  recognized  by the
                                 market at large.  This is  called  "bottom  up"
                                 stock selection.
                                ----------------------------------------------------------------------------------------------------
                                 AST MFS Growth:  seeks long-term capital growth     Massachusetts Financial Services
                                 and  future   income.   Under   normal   market                 Company
                                 conditions,  the Portfolio invests at least 80%
                                 of  its  total  assets  in  common  stocks  and
                                 related  securities,  such as preferred stocks,
                                 convertible securities and depositary receipts,
                                 of  companies  that  the  Sub-advisor  believes
                                 offer   better  than  average   prospects   for
                                 long-term  growth.  The  Sub-advisor  seeks  to
                                 purchase   securities  of  companies   that  it
                                 considers  well-run and poised for growth.  The
                                 Portfolio  may  invest  up to 35%  of  its  net
                                 assets in foreign securities.
                                 ---------------------------------------------------------------------------------------------------
                                 The  Alger   American  Fund  -  Growth:   seeks     Fred Alger Management,  Inc.
                                 long-term capital  appreciation.  The Portfolio
                                 focuses on  growing  companies  that  generally
                                 have broad product  lines,  markets,  financial
                                 resources and depth of management. Under normal
                                 circumstances,  the Portfolio invests primarily
                                 in the equity  securities  of large  companies.
                                 The Portfolio considers a large company to have
                                 a  market   capitalization  of  $1  billion  or
                                 greater.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                                  PORTFOLIO
            STYLE/                          INVESTMENT OBJECTIVES/POLICIES                         ADVISOR/
             TYPE                                                                                SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
NATURAL RESOURCES                AST T.  Rowe  Price  Natural  Resources:  seeks     T. Rowe  Price Associates,  Inc.
                                 long-term  capital growth primarily through the
                                 common stocks of companies  that own or develop
                                 natural  resources  (such as  energy  products,
                                 precious metals, and forest products) and other
                                 basic   commodities.   The  Portfolio  normally
                                 invests  primarily  (at  least 65% of its total
                                 assets)  in  the   common   stocks  of  natural
                                 resource  companies whose earnings and tangible
                                 assets   could   benefit   from    accelerating
                                 inflation.  The  Portfolio  looks for companies
                                 that have the ability to expand production,  to
                                 maintain  superior   exploration  programs  and
                                 production  facilities,  and the  potential  to
                                 accumulate new resources.
------------------------------  ----------------------------------------------------------------------------------------------------
ALL-CAP                          AST  Alger  All-Cap  Growth:   seeks  long-term     Fred Alger Management, Inc.
 EQUITY                          capital growth. The Portfolio invests primarily
                                 in  equity   securities,   such  as  common  or
                                 preferred  stocks,  that  are  listed  on  U.S.
                                 exchanges  or in the  over-the-counter  market.
                                 The   Portfolio   may   invest  in  the  equity
                                 securities  of companies of all sizes,  and may
                                 emphasize either larger or smaller companies at
                                 a  given  time   based  on  the   Sub-advisor's
                                 assessment of  particular  companies and market
                                 conditions.
------------------------------  ----------------------------------------------------------------------------------------------------
                                AST  Janus  Mid-Cap   Growth:   seeks  long-term     Janus Capital Corporation
                                capital growth.  The Portfolio invests primarily
                                in common  stocks,  selected  for  their  growth
                                potential,  and normally invests at least 65% of
                                its equity assets in medium-sized companies. For
                                purposes   of   the   Portfolio,    medium-sized
                                companies are those whose market capitalizations
                                (measured at the time of investment) fall within
                                the range of  companies in the Standard & Poor's
                                MidCap  400  Index.  The  Sub-advisor  seeks  to
                                identify  individual   companies  with  earnings
                                growth  potential  that may not be recognized by
                                the market at large.
                                ----------------------------------------------------------------------------------------------------
                                 AST  Neuberger  Berman  Mid-Cap  Growth:  seeks     Neuberger Berman Management Incorporated
                                 capital growth. The Portfolio primarily invests
                                 in the  common  stocks  of  mid-cap  companies,
                                 i.e.,     companies    with    equity    market
                                 capitalizations   from  $300   million  to  $10
                                 billion   at  the  time  of   investment.   The
                                 Portfolio   is   normally   managed   using   a
                                 growth-oriented    investment   approach.   The
                                 Sub-advisor  looks for  fast-growing  companies
                                 that are in new or rapidly evolving industries.
                                 ---------------------------------------------------------------------------------------------------
                                 AST  Neuberger  Berman  Mid-Cap  Value:   seeks     Neuberger  Berman  Management Incorporated
                                 capital growth. The Portfolio primarily invests
                                 in the  common  stocks  of  mid-cap  companies.
                                 Under the Portfolio's value-oriented investment
                                 approach,    the    Sub-advisor    looks    for
                                 well-managed  companies  whose stock prices are
                                 undervalued  and that may rise in price  before
                                 other  investors  realize their worth.  Factors
                                 that the  Sub-advisor may use to identify these
                                 companies    include    strong    fundamentals,
                                 including   a  low   price-to-earnings   ratio,
                                 consistent  cash flow, and a sound track record
 MID-CAP EQUITY                  through   all  phases  of  the  market   cycle.
                                 ---------------------------------------------------------------------------------------------------
                                 INVESCO  Variable  Investment Funds - Dynamics:     INVESCO  Funds  Group, Inc.
                                 seeks  securities  that will  increase in value
                                 over the long term. The Portfolio  invests in a
                                 variety of  securities  which are  believed  to
                                 present  opportunities  for  capital  growth  -
                                 primarily  common stocks of companies traded on
                                 U.S.   securities   exchanges,   as   well   as
                                 over-the-counter. The Portfolio also may invest
                                 in preferred  stocks and debt  instruments that
                                 are convertible into common stocks,  as well as
                                 in securities of foreign companies. In general,
                                 the   Portfolio   invests  in   securities   of
                                 companies  in   industries   that  are  growing
                                 globally and usually avoids stocks of companies
                                 in cyclical,  mature or slow-growing industries
                                 or economic  sectors.  The  Portfolio  seeks to
                                 invest  in  stocks  of  leading   companies  in
                                 attractive  markets or industries,  or emerging
                                 leaders that have  developed a new  competitive
                                 advantage.
                                ----------------------------------------------------------------------------------------------------
                                 The Alger American Fund - MidCap Growth:  seeks     Fred Alger Management, Inc.
                                 long-term capital  appreciation.  The Portfolio
                                 focuses on  midsize  companies  with  promising
                                 growth potential.  Under normal  circumstances,
                                 the Portfolio  invests  primarily in the equity
                                 securities   of   companies   having  a  market
                                 capitalization within the range of companies in
                                 the S&P MidCap 400 Index.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                                  PORTFOLIO
            STYLE/                          INVESTMENT OBJECTIVES/POLICIES                         ADVISOR/
             TYPE                                                                                SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
MID-CAP EQUITY                   WFVT  Equity  Value:  seeks  long-term  capital     Wells Fargo Bank, N.A.
 (Cont.)                         appreciation.   The   Portfolio   pursues   its
                                 objective  by   investing   in  a   diversified
                                 portfolio    composed   primarily   of   equity
                                 securities    that   are    trading    at   low
                                 price-to-earnings  ratios,  as measured against
                                 the  stock  market  as a whole or  against  the
                                 individual  stock's  own price  history.  Under
                                 normal market conditions, the Portfolio invests
                                 primarily  in  common  stocks  of  both  large,
                                 well-established    companies    and    smaller
                                 companies with market capitalization  exceeding
                                 $50  million  at  the  time  of  purchase.  The
                                 Portfolio  may also invest in debt  instruments
                                 that may be converted into the common stocks of
                                 both U.S. and foreign companies.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST  Janus  Small-Cap  Growth:   seeks  capital     Janus Capital   Corporation
                                 growth.  The Portfolio pursues its objective by
                                 normally  investing  at least  65% of its total
                                 assets  in the  common  stocks  of  small-sized
                                 companies,   i.e.,   those  that  have   market
                                 capitalizations  of less than $1.5  billion  or
                                 annual   gross   revenues  of  less  than  $500
                                 million.  As a Portfolio that invests primarily
                                 in smaller or newer issuers,  the Portfolio may
                                 be subject  to  greater  risk of loss and share
                                 price    fluctuation   than   funds   investing
                                 primarily   in  larger   or  more   established
                                 issuers.
                                ----------------------------------------------------------------------------------------------------
                                 AST  Kemper  Small-Cap  Growth:  seeks  maximum     Scudder Kemper Investments,  Inc.
                                 growth of  investors'  capital from a portfolio
                                 primarily   of   growth   stocks   of   smaller
                                 companies.  At  least  65% of  the  Portfolio's
                                 total assets  normally  will be invested in the
                                 equity securities of smaller  companies,  i.e.,
                                 those  having a market  capitalization  of $1.5
                                 billion or less at the time of investment, many
                                 of which would be in the early  stages of their
                                 life  cycle.  The  Portfolio  seeks  attractive
                                 areas for  investment  that arise from  factors
                                 such as technological  advances,  new marketing
                                 methods,   and   changes  in  the  economy  and
                                 population. Because of the Portfolio's focus on
                                 the   stocks  of  smaller   growth   companies,
                                 investment   in  the   Portfolio   may  involve
                                 substantially  greater than average share price
                                 fluctuation and investment risk.
                                ----------------------------------------------------------------------------------------------------
SMALL CAP                        AST  Lord   Abbett   Small  Cap  Value:   seeks     Lord,  Abbett  &  Co.
 EQUITY                          long-term capital  appreciation.  The Portfolio
                                 will  seek its  objective  through  investments
                                 primarily   in  equity   securities   that  are
                                 believed to be undervalued in the  marketplace.
                                 The Portfolio  primarily  seeks  companies that
                                 are  small-sized,  based on the  value of their
                                 outstanding stock.  Specifically,  under normal
                                 circumstances,  at least 65% of the Portfolio's
                                 total assets will be invested in common  stocks
                                 issued by smaller,  less  well-known  companies
                                 (with  market  capitalizations  of less than $2
                                 billion)  selected on the basis of  fundamental
                                 investment  analysis.  The small capitalization
                                 companies  in  which  the  Portfolio  primarily
                                 invests  may  offer  significant   appreciation
                                 potential. However, smaller companies may carry
                                 more risk than larger companies.
                                ----------------------------------------------------------------------------------------------------
                                 AST T. Rowe Price Small Company Value: seeks to     T.  Rowe  Price   Associates,   Inc.
                                 provide  long-term  capital growth by investing
                                 primarily in  small-capitalization  stocks that
                                 appear to be  undervalued.  The Portfolio  will
                                 normally  invest  at  least  65% of  its  total
                                 assets in stocks and equity-related  securities
                                 of  small  companies  ($1  billion  or  less in
                                 market  capitalization).   Reflecting  a  value
                                 approach to investing,  the Portfolio will seek
                                 the stocks of  companies  whose  current  stock
                                 prices  do not  appear  to  adequately  reflect
                                 their  underlying  value as measured by assets,
                                 earnings,  cash  flow or  business  franchises.
                                 Investing in small companies  involves  greater
                                 risk of loss  than  is  customarily  associated
                                 with more established companies.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                                  PORTFOLIO
            STYLE/                          INVESTMENT OBJECTIVES/POLICIES                         ADVISOR/
             TYPE                                                                                SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
SMALL CAP                        Evergreen  VA  Special  Equity:  seeks  capital     Meridian Investment Company
 EQUITY                          growth.  The  Portfolio  strives  to  provide a
 (Cont.)                         return  greater than broad stock market indices
                                 such as the Russell  2000(R)Index  by investing
                                 principally  in  a  diversified   portfolio  of
                                 common  stocks  of  domestic   companies.   The
                                 Portfolio's   investment  advisor   principally
                                 chooses   companies   which  it  expects   will
                                 experience  growth in earnings  and price,  and
                                 which have small market  capitalizations (under
                                 $1 billion) and medium  market  capitalizations
                                 (between  $1  billion  and  $5  billion).   The
                                 Portfolio  may also  invest in  companies  that
                                 have  large  market  capitalizations  (over  $5
                                 billion).
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST MFS Global  Equity:  seeks capital  growth.     Massachusetts Financial Services Company
                                 Under normal market  conditions,  the Portfolio
                                 invests  at least  65% of its  total  assets in
                                 common stocks and related  securities,  such as
                                 preferred  stock,  convertible  securities  and
                                 depositary   receipts,   of  U.S.  and  foreign
                                 issuers   (including   issuers  in   developing
                                 countries).  The Portfolio  generally  seeks to
                                 purchase    securities   of   companies    with
                                 relatively    large   market    capitalizations
                                 relative  to  the  market  in  which  they  are
                                 traded.
 GLOBAL EQUITY                  ----------------------------------------------------------------------------------------------------
                                 Evergreen VA Global  Leaders:  seeks to provide     Evergreen   Asset   Management   Corp.
                                 investors with long-term  capital  growth.  The
                                 Portfolio  normally invests as least 65% of its
                                 assets in a  diversified  portfolio of U.S. and
                                 non-U.S. equity securities of companies located
                                 in the world's major industrialized  countries.
                                 The Portfolio will invest in no less than three
                                 countries,  which may include the U.S., but may
                                 invest more than 25% of its total assets in one
                                 country. The Portfolio invests only in the best
                                 100  companies,   which  are  selected  by  the
                                 investment  advisor  based on  qualitative  and
                                 quantitative  criteria  such as high  return on
                                 equity,    consistent   earnings   growth   and
                                 established market presence.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST AIM  International  Equity:  seeks  capital     A I M  Capital Management, Inc.
                                 growth.   The  Portfolio   seeks  to  meet  its
                                 objective by investing,  normally, at least 70%
                                 of its assets in marketable  equity  securities
                                 of  foreign  companies  that  are  listed  on a
                                 recognized  foreign   securities   exchange  or
                                 traded  in a foreign  over-the-counter  market.
                                 The  Portfolio   will  normally   invest  in  a
                                 diversified  portfolio that includes  companies
                                 from at least four countries outside the United
                                 States, emphasizing countries of Western Europe
                                 and the Pacific Basin.
                                ----------------------------------------------------------------------------------------------------
                                 AST  American  Century   International  Growth:    American Century Investment Management,   Inc.
                                 seeks capital  growth.  The Portfolio will seek
                                 to  achieve   its   investment   objective   by
                                 investing  primarily  in equity  securities  of
                                 foreign companies that the Sub-advisor believes
                                 will increase in value over time.  Under normal
                                 conditions,  the Portfolio will invest at least
                                 65% of  its  assets  in  equity  securities  of
                                 issuers from at least three  countries  outside
                                 of the United States.  The  Sub-advisor  uses a
                                 growth  investment  strategy it developed  that
                                 looks for  companies  with earnings and revenue
                                 growth.  The Sub-advisor will consider a number
                                 of   other   factors   in   making   investment
                                 selections,   including   the   prospects   for
                                 relative  economic  growth  among  countries or
                                 regions,  economic  and  political  conditions,
                                 expected  inflation  rates,  currency  exchange
                                 fluctuations and tax considerations.
                                ----------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY             AST American Century  International  Growth II:     American Century Investment Management, Inc.
                                 The investment objective, policies and risks of
                                 the  Portfolio are  substantially  identical to
                                 those of the AST American Century International
                                 Growth   Portfolio  as  described   immediately
                                 above.
                                ----------------------------------------------------------------------------------------------------
                                 AST Founders  Passport:  seeks capital  growth.     Founders Asset Management LLC
                                 The  Portfolio  normally  invests  primarily in
                                 equity  securities  issued by foreign companies
                                 that  have  market  capitalizations  or  annual
                                 revenues   of  $1   billion   or  less.   These
                                 securities  may  represent  companies  in  both
                                 established and emerging  economies  throughout
                                 the  world.  At  least  65% of the  Portfolio's
                                 total  assets  normally  will  be  invested  in
                                 foreign  securities  representing  a minimum of
                                 three   countries.   Foreign   securities   are
                                 generally  considered to involve more risk than
                                 those  of U.S.  companies,  and  securities  of
                                 smaller  companies are generally  considered to
                                 be riskier than those of larger companies.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                                  PORTFOLIO
            STYLE/                          INVESTMENT OBJECTIVES/POLICIES                         ADVISOR/
             TYPE                                                                                SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST  Janus  Overseas  Growth:  seeks  long-term     Janus Capital Corporation
                                 growth of capital.  The  Portfolio  pursues its
                                 objective   primarily  through  investments  in
                                 common  stocks of  issuers  from at least  five
                                 different   countries,   excluding  the  United
                                 States.   Securities  are  generally   selected
                                 without regard to any defined  allocation among
                                 countries,   geographic   regions  or  industry
                                 sectors, or other similar selection  procedure.
                                 ---------------------------------------------------------------------------------------------------
INTER-NATIONAL EQUITY            ProFund VP Europe 30:  seeks  daily  investment     ProFund Advisors LLC
       (Cont.)                   results that  correspond to the  performance of
                                 the ProFunds Europe Index.  The ProFunds Europe
                                 Index ("PEI") is a combined measure of European
                                 stock  performance  created  by the  investment
                                 advisor  from  the  leading  stock  indexes  of
                                 Europe's three largest  economies  giving equal
                                 weight to each index each day. The PEI averages
                                 the daily results of The Financial  Times Stock
                                 Exchange 100, The Deutsche  Aktienindex and the
                                 CAC-40.  The Portfolio  principally  invests in
                                 futures  contracts on stock indexes and options
                                 on futures contracts and financial  instruments
                                 such  as  equity  caps,  collars,   floors  and
                                 options  on  securities  and stock  indexes  of
                                 large capitalization,  widely traded,  European
                                 stocks.  The  Portfolio  invests  in  financial
                                 instruments   with  values  that   reflect  the
                                 performance  of stocks of  European  companies.
-----------------------------  -----------------------------------------------------------------------------------------------------
 EMERGING MARKETS                Montgomery  Variable Series - Emerging Markets:     Montgomery Asset Management,  LLC
                                 seeks capital appreciation,  which under normal
                                 conditions  it seeks by  investing at least 65%
                                 of its total  assets in  equity  securities  of
                                 companies in countries having emerging markets.
                                 Under  normal   conditions,   investments   are
                                 maintained  in at  least  six  emerging  market
                                 countries  at all times and no more than 25% of
                                 total  assets are  invested in any one emerging
                                 market country.
------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their investments  across particular  economic sectors.  However,  because  those  investments  are limited to a  comparatively narrow segment of the economy,  sector funds are generally not as diversified as most mutual  funds.  Sector funds tend to be more  volatile  than other types of funds.  The value of fund  shares  may go up and down more  rapidly  than  other funds.  Each sector of the economy may also have  different  regulatory or other risk factors that can cause greater fluctuations in the share price. Please read the  prospectus  for the  underlying  sector fund for further  details about the risks of the particular sector of the economy.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 INVESCO  Variable  Investment Funds - Financial     INVESCO  Funds Group,  Inc.
                                 Services:   seeks  capital  appreciation.   The
                                 Portfolio  normally invests at least 80% of its
                                 assets in the equity  securities  of  companies
                                 involved in the financial services sector. This
                                 sector includes,  among others, banks (regional
                                 and money-centers),  insurance companies (life,
                                 property  and  casualty,  and  multiline),  and
                                 investment and miscellaneous  industries (asset
                                 managers,       brokerage       firms,      and
                                 government-sponsored  agencies). The investment
                                 advisor seeks  companies  which it believes can
                                 grow their revenues and earnings  regardless of
                                 the  interest   rate   environment  -  although
                                 securities   prices   of   financial   services
                                 companies      generally      are      interest
                                 rate-sensitive.
SECTOR                          ----------------------------------------------------------------------------------------------------
                                 INVESCO  Variable  Investment  Funds  -  Health     INVESCO  Funds  Group,  Inc.
                                 Sciences:   seeks  capital  appreciation.   The
                                 Portfolio invests at least 80% of its assets in
                                 the  equity   securities   of  companies   that
                                 develop,  produce  or  distribute  products  or
                                 services   related   to  health   care.   These
                                 industries  include,  but are not  limited  to,
                                 medical equipment or supplies, pharmaceuticals,
                                 health care  facilities,  and applied  research
                                 and  development  of new  products or services.
                                 The  investment   advisor   attempts  to  blend
                                 well-established    healthcare    firms    with
                                 faster-growing,   more   dynamic   health  care
                                 companies,  which  have  new  products  or  are
                                 increasing   their  market  share  of  existing
                                 products.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                                  PORTFOLIO
            STYLE/                          INVESTMENT OBJECTIVES/POLICIES                         ADVISOR/
             TYPE                                                                                SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
                                 INVESCO Variable Investment Funds - Technology:      INVESCO Funds Group,  Inc.
                                 seeks  capital   appreciation.   The  Portfolio
                                 normally  invests at least 80% of its assets in
                                 the equity  securities of companies  engaged in
                                 technology-related  industries.  These include,
                                 but  are  not   limited   to,   communications,
                                 computers,  video,  electronics,  oceanography,
                                 office and factory automation,  and robotics. A
                                 core  portion of the  Portfolio's  holdings are
                                 invested in market-leading technology companies
                                 which  the  investment  advisor  believes  will
                                 maintain   or  improve   their   market   share
                                 regardless of overall conditions.
SECTOR                          ----------------------------------------------------------------------------------------------------
(Cont.)                          INVESCO    Variable    Investment    Funds    -      INVESCO Funds Group,  Inc.
                                 Telecommunications: seeks capital appreciation.
                                 The Portfolio  normally invests at least 80% of
                                 its   assets  in  the  equity   securities   of
                                 companies  that are  primarily  engaged  in the
                                 design, development, manufacture, distribution,
                                 or  sale   of   communications   services   and
                                 equipment,  and companies  that are involved in
                                 developing,    constructing,    or    operating
                                 communications      infrastructure     projects
                                 throughout the world, or in supplying equipment
                                 or    services   to   such    companies.    The
                                 telecommunications  sector  includes  companies
                                 that   offer   telephone   services,   wireless
                                 communications,    satellite    communications,
                                 television    and   movie    programming    and
                                 broadcasting.   Normally,  the  Portfolio  will
                                 invest at least 65% of its assets in  companies
                                 located in at least three different  countries,
                                 although U.S.  issuers will often  dominate the
                                 holdings.
------------------------------------------------------------------------------------------------------------------------------------
The ProFund VP UltraOTC and UltraSmall-Cap portfolios and the Nova, Ursa and OTC portfolios  of the Rydex  Variable  Trust are  available  to all  Owners.  It is recommended  that only those  Owners who engage a financial  advisor to allocate their funds in strategic or tactical asset allocation strategies invest in these
portfolios.   There  can  be  no  assurance  that  any  financial  advisor  will successfully predict market fluctuations.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 ProFund VP  UltraOTC:  seeks  daily  investment     ProFund Advisors LLC
                                 results  that  correspond  to twice  (200%) the
                                 performance  of the NASDAQ 100  Index(TM).  The
                                 Portfolio   principally   invests   in  futures
                                 contracts  on  stock  indexes  and  options  on
                                 futures  contracts  and  financial  instruments
                                 such  as  equity  caps,  collars,   floors  and
                                 options  on  securities  and stock  indexes  of
                                 large   capitalization    companies.   If   the
                                 Portfolio   is   successful   in  meeting   its
                                 objective,  it should gain approximately  twice
                                 as  much  as the  growth  oriented  NASDAQ  100
                                 Index(TM)  when the prices of the securities in
                                 that index rise on a given day and should  lose
                                 approximately  twice as much when  such  prices
                                 decline on that day.
                                ----------------------------------------------------------------------------------------------------
                                 ProFund   VP   UltraSmall-Cap:    seeks   daily     ProFund  Advisors LLC
                                 investment  results  that  correspond  to twice
                                 (200%) the  performance of the Russell  2000(R)
                                 Index.  The  Portfolio  principally  invests in
                                 futures  contracts on stock indexes and options
STRATEGIC OR TACTICAL            on futures contracts and financial  instruments
     ALLOCATION                  such  as  equity  caps,  collars,   floors  and
                                 options  on  securities  and stock  indexes  of
                                 diverse,  widely traded,  small  capitalization
                                 companies.  If the  Portfolio is  successful in
                                 meeting   its   objective,   it   should   gain
                                 approximately  twice  as  much  as  the  growth
                                 oriented  Russell 2000(R) Index when the prices
                                 of the securities in that index rise on a given
                                 day and should lose approximately twice as much
                                 when such prices decline on that day.
                                ----------------------------------------------------------------------------------------------------
                                 Rydex Variable  Trust - Nova:  seeks to provide     PADCO Advisors  II, Inc.
                                 investment  returns  that are 150% of the daily
                                 price  movement of the S&P 500 Composite  Stock
                                 Price  Index  by  investing  to  a  significant
                                 extent in  futures  contracts  and  options  on
                                 securities,   futures   contracts   and   stock
                                 indexes.  If the Portfolio  meets its objective
                                 the value of its shares  will tend to  increase
                                 by 150% of the daily  value of any  increase in
                                 the S&P 500 Index.  However,  when the value of
                                 the S&P 500  Index  declines,  the value of its
                                 shares  should  also  decrease  by  150% of the
                                 daily  value  of any  decrease  in the  S&P 500
                                 Index.
                                ----------------------------------------------------------------------------------------------------
                                 Rydex Variable  Trust - Ursa:  seeks to provide     PADCO Advisors II, Inc.
                                 investment    results   that   will   inversely
                                 correlate   (e.g.   be  the  opposite)  to  the
                                 performance  of the  S&P  500  Composite  Stock
                                 Price  Index  by  investing  to  a  significant
                                 extent in  futures  contracts  and  options  on
                                 securities,   futures   contracts   and   stock
                                 indexes.   The  Portfolio  will  generally  not
                                 invest in the  securities  included  in the S&P
                                 500 Index. If the Portfolio meets its objective
                                 the value of its shares  will tend to  increase
                                 when  the   value  of  the  S&P  500  Index  is
                                 decreasing.  However, when the value of the S&P
                                 500  Index  is  increasing,  the  value  of its
STRATEGIC OR TACTICAL            shares   should   decrease   by  an   inversely
     ALLOCATION                  proportional amount.
       (Cont.)                  ----------------------------------------------------------------------------------------------------
                                 Rydex  Variable  Trust - OTC:  seeks to provide     PADCO Advisors II, Inc.
                                 investment   results  that   correspond   to  a
                                 benchmark  for   over-the-counter   securities,
                                 currently   the   NASDAQ  100   Index(TM),   by
                                 investing  principally  in  the  securities  of
                                 companies included in that Index. The Portfolio
                                 may  also  invest  in other  instruments  whose
                                 performance  is expected to  correspond to that
                                 of the Index,  and may  engage in  futures  and
                                 options  transactions.  If the Portfolio  meets
                                 its objective the value of its shares will tend
                                 to  increase  by the amount of the  increase in
                                 the NASDAQ  100  Index(TM).  However,  when the
                                 value of the NASDAQ 100 Index(TM) declines, the
                                 value of its shares should also decrease by the
                                 amount  of the  decrease  in the  value  of the
                                 Index(TM).
------------------------------  ----------------------------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by American Skandia Investment Services, Incorporated and Sanford
Bernstein. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.


WHAT ARE THE FIXED INVESTMENT OPTIONS?

We offer fixed investment options of different durations during the accumulation phase. These "Fixed Allocations" earn a guaranteed fixed rate of interest for a specified period of time, called the "Guarantee Period." In most states, we offer Fixed Allocations with Guarantee Periods of 1, 2, 3, 5, 7 and 10 years. We guarantee the fixed rate for the entire Guarantee Period. However, if you withdraw or transfer Account Value before the end of the Guarantee Period, we will adjust the value of your withdrawal or transfer based on a formula, called a "Market Value Adjustment." The Market Value Adjustment can either be positive or negative, depending on the rates that are currently being credited on Fixed Allocations. Please refer to the section entitled "How does the Market Value Adjustment Work?" for a description of the formula along with examples of how it is calculated. You may allocate Account Value to more than one Fixed Allocation at a time.

Fixed Allocations are currently not available in the state of Maryland, Nevada, Oregon, Utah and Washington.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

(The Contingent Deferred Sales Charge is often referred to as a "Surrender Charge" or "CDSC".)


Contingent  Deferred  Sales Charge:  We may assess a Contingent  Deferred  Sales
Charge or CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn during the applicable Annuity Year. The amount of the CDSC decreases over time, measured from the date the Purchase Payment is applied. The CDSC percentages are shown below.


      ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

      YEARS               1      2     3     4     5     6     7     8     9+
      ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----
      ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

      CHARGE (%)         8.5    8.5   8.5   8.5   7.5   5.5   3.5   1.5   0.0
      ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

Each Purchase Payment has its own CDSC period. When you make a withdrawal, we assume that the oldest Purchase Payment is being withdrawn first so that the lowest CDSC is deducted from the amount withdrawn. After eight (8) complete years from the date you make a Purchase Payment, no CDSC will be assessed if you withdraw or surrender that Purchase Payment.

Under certain circumstances you can withdraw a limited amount of Account Value without paying a CDSC. This is referred to as a "Free Withdrawal." We may waive the CDSC under certain medically-related circumstances or when taking a Minimum Distribution under an Annuity issued in connection with a qualified contract. Free Withdrawals, Medically-Related Waivers and Minimum Distributions are each explained more fully in the section entitled "Access to Your Account Value".

Reductions to the Contingent Deferred Sales Charge

We may reduce the amount of the CDSC or the length of time it applies if we determine that our sales expenses for a particular individual or group are lower than expected. Some of the factors we might consider in making such a decision are: (a) the size and type of group; (b) the amounts of Purchase Payments; (c) present Owners making additional Purchase Payments; and/or (d) other transactions where sales expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we reduce the length or amount of the CDSC.

Annual Maintenance Fee: During the accumulation period we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $30.00 or 2% of your Account Value invested in the variable investment options, whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. We may increase the Annual Maintenance Fee. However, any increase will only apply to Annuities issued after the date of the increase.

We may reduce or eliminate the amount of the Annual Maintenance Fee when Annuities are sold to individuals or a group of individuals in a manner that reduces our maintenance expenses. We would consider such factors as: (a) the size and type of group; (b) the number of Annuities purchased by an Owner; (c) the amount of Purchase Payments; and/or (d) other transactions where maintenance expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we eliminate or reduce the Annual Maintenance Fee.

Optional Death Benefits: If you elect to purchase one of the Optional Death Benefits, we will deduct a charge from your Account Value on the anniversary of your Annuity's Issue Date or, under certain circumstances on a date other than the anniversary date. Please refer to the section entitled "Death Benefit" for a description of the charge for each Optional Death Benefit.


Transfer Fee: You may make twelve (12) free transfers between investment options each Annuity Year. We will charge $10.00 for each transfer after the twelfth in each Annuity Year. We do not consider transfers made as part of a dollar cost averaging program when we count the twelve free transfers. Transfers made as part of a rebalancing, market timing or third party investment advisory service will be subject to the twelve-transfer limit. However, all transfers made on the same day will be treated as one (1) transfer. Renewals or transfers of Account Value from a Fixed Allocation at the end of its Guarantee Period are not subject to the Transfer Fee and are not counted toward the twelve free transfers. We may allow a higher number of transfers each Annuity Year without charging a Transfer Fee or may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs.


Tax Charges: Several states and some municipalities charge premium taxes or similar taxes. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. The tax charge currently ranges up to 3 1/2%. We generally will deduct the amount of tax payable at the time the tax is imposed, but may also decide to deduct tax charges from each Purchase Payment at the time of a withdrawal or surrender of your Annuity or at the time you elect to begin receiving annuity payments. We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance Charge: We deduct an Insurance Charge daily against the average daily assets allocated to the Sub-accounts. The charge is equal to 1.40% on an annual basis. This charge is for insurance benefits, including the Annuity's basic death benefit that provides guaranteed benefits to your beneficiary even if the market declines and the risk that persons we guarantee annuity payments to will live longer than our assumptions. The charge also covers administrative costs associated with providing the Annuity benefits, including preparation of the contract, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge covers the risk that our assumptions about the administrative and non-mortality expenses under this Annuity are incorrect. The Insurance Charge is not deducted against assets allocated to a fixed investment option. We may increase the portion of the Insurance Charge for administrative costs. However, any increase will only apply to Annuities issued after the date of the increase.

We may reduce the portion of the Insurance Charge for administrative costs when Annuities are sold to individuals or a group of individuals in a manner that reduces our administrative expenses. We would consider such factors as: (a) the size and type of group; (b) the number of Annuities purchased by an Owner; (c) the amount of Purchase Payments; and/or (d) other transactions where administration expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?


We take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations. No specific fee or expenses are deducted when determining the rate we credit. Any CDSC or Tax Charge applies to amounts that are taken from the variable investment options or the Fixed Allocations. A Market Value Adjustment may also apply to transfers, certain withdrawals or surrender from a Fixed Allocation.


WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYOUT?


In certain states a tax is due if and when you exercise your right to receive periodic annuity payments. The amount payable will depend on the applicable jurisdiction and on the annuity payment option you select. If you select an option that guarantees payment for life, then the payment amount also will depend on your age and, where permitted by law, your gender. In all cases, the amount of each payment will depend on the Account Value of your Annuity when you elect to begin annuity payments.



PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?


Initial Purchase Payment: You must make a minimum initial Purchase Payment of $1,000. However, if you decide to make payments under a systematic investment or "bank drafting" program, we will accept a lower initial Purchase Payment provided that, within the first Annuity Year, you make at least $1,000 in total Purchase Payments. We must approve any Purchase Payment in excess of $500,000.

Age Restrictions: The Owner must be age 80 or under as of the Issue Date of the Annuity. If the Annuity is owned jointly, the oldest of the Owners must be age 80 or under on the Issue Date. If the Annuity is owned by an entity, the Annuitant must be age 80 or under as of the Issue Date. You should consider your need to access the value in your contract and whether the Annuity's liquidity features will satisfy that need. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain.


Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

|X| Owner: The Owner(s) holds all rights under the Annuity. You may name more than one Owner in which case all ownership rights are held jointly. However, this Annuity does not provide a right of survivorship. Refer to the Glossary of Terms for a complete description of the term "Owner."


|X| Annuitant: The Annuitant is the person we agree to make annuity payments to and upon whose life we continue to make such payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. Where allowed by law, you may name one or more Contingent Annuitants. A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date.


|X| Beneficiary: The Beneficiary is the person(s) or entity you name to receive the death benefit. If no beneficiary is named the death benefit will be paid to you or your estate.

You should seek competent tax advice on the income, estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner, Annuitant and Beneficiary designations by sending us a request in writing. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:
|X| a new Owner subsequent to the death of the Owner or the first of any joint Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner's death;

|X|  a new Annuitant subsequent to the Annuity Date;

|X| a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X| a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries

If an Annuity is owned jointly by spouses, the death benefit will be payable upon the death of the first spouse. However, if the sole primary Beneficiary is designated as one of the following:
|X|   "surviving spouse";
|X| each spouse named individually upon the death of the other; or |X| a designation which we, in our sole discretion, determine to be of similar intent; then

upon the death of either Owner, the surviving spouse may elect to be treated as the Owner and continue the Annuity, subject to its existing terms and conditions, instead of taking the Death Benefit.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
(The right to return the Annuity is referred to as the "free-look" right or "right to cancel.")

If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a free-look period. Depending on the state in which you purchased your Annuity, the free-look period may be ten (10) days, twenty-one (21) days or longer, measured from the time that you received your Annuity. If you free-look your Annuity, we will refund your current Account Value plus any tax charge deducted. This amount may be higher or lower than your original Purchase Payment. Certain states require that we return your current Account Value or the amount of your initial Purchase Payment, whichever is greater. The same rule applies to an Annuity that is purchased as an IRA. In those states where we are required to return the greater of your Purchase Payment or Account Value, we will allocate your Account Value to the AST Money Market Sub-account during the free-look period and for a reasonable additional amount of time to allow for delivery of your Annuity. If you free-look your Annuity, we will not return any additional amounts we applied to your Annuity based on your Purchase Payments.


MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?

The minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in American Skandia's Systematic Investment Plan or a periodic purchase payment program. We will allocate any additional Purchase Payments you make according to your most recent allocation instructions, unless you request new allocations when you submit a new Purchase Payment. Additional Purchase Payments may be paid at any time before the Annuity Date as long as the oldest Owner or Annuitant (if the Annuity is entity owned) is not over age 80.


MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?

You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity. This type of program is often called "bank drafting". We call our bank drafting program "American Skandia's Systematic Investment Plan." Purchase Payments made through bank drafting may only be allocated to the variable investment options. Bank drafting allows you to invest in an Annuity with a lower initial Purchase Payment, as long as you authorize payments that will equal at least $1,000 during the first 12 months of your Annuity. We may suspend or cancel bank drafting privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of plans. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program as long as the allocations are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $1,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?

(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial Purchase Payment: Once we accept your application, we invest your net Purchase Payment in the Annuity. The net Purchase Payment is your initial Purchase Payment minus any tax charges that may apply. On your application we ask you to provide us with instructions for allocating your Account Value. You can allocate Account Value to one or more variable investment options or Fixed Allocations. In those states where we are required to return your Purchase Payment if you elect to "free-look" your Annuity, we initially allocate all amounts that you choose to allocate to the variable investment options to the AST Money Market Sub-account. At the end of the "free-look" period we will reallocate your Account Value according to your most recent allocation instructions. Where permitted by law, we will allocate your Purchase Payments according to your initial instructions, without temporarily allocating to the AST Money Market Sub-account. To do this, we will ask that you execute our form called a "return waiver" that authorizes us to allocate your Purchase Payment to your chosen Sub-accounts immediately. If you submit the "return waiver" and then decide to return your Annuity during the free-look period, you will receive your current Account Value which may be more or less than your initial Purchase Payment (see "May I Return the Annuity if I Change my Mind?").



Subsequent Purchase Payments: We will allocate any additional Purchase Payments you make according to your current allocation instructions. If any rebalancing or asset allocation programs are in effect, the allocation should conform with such a program. We assume that your current allocation instructions are valid for subsequent Purchase Payments until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.


HOW DO I RECEIVE CREDITS?

We apply a "Credit" to your Annuity's Account Value each time you make a Purchase Payment. The amount of the Credit is payable from our general account. The amount of the Credit depends on the cumulative amount of Purchase Payments you have made to your Annuity, payable as a percentage of each specific Purchase Payment, according to the table below:

   -------------------------------------------------------- -------------------
   Cumulative Purchase Payments                                   Credit

   -------------------------------------------------------- -------------------
   -------------------------------------------------------- -------------------
   Between $1,000 and $9,999.99                                    1.5%
   Between $10,000 and $999,999.99                                 3.0%
   Between $1,000,000 and $4,999,999.99                            4.0%
   Greater than $5,000,000                                         5.0%
   -------------------------------------------------------- -------------------

Credits Applied to Purchase Payments for Designated Class of Annuity Owner

Where allowed by state law, on Annuities owned by a member of the class defined below, the table of Credits we apply to Purchase Payments is deleted. The Credit applied to all Purchase Payments on such Annuities will be 8.5%.

The designated class of Annuity Owners includes: (a) any parent company, affiliate or subsidiary of ours; (b) an officer, director, employee, retiree, sales representative, or in the case of an affiliated broker-dealer, registered representative of such company; (c) a director, officer or trustee of any underlying mutual fund; (d) a director, officer or employee of any investment manager, sub-advisor, transfer agent, custodian, auditing, legal or administrative services provider that is providing investment management, advisory, transfer agency, custodianship, auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director, officer, employee or registered representative of a broker-dealer or insurance agency that has a then current selling agreement with us and/or with American Skandia Marketing, Incorporated; (f) a director, officer, employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting, claims, administrative, computer support, marketing, office or other services; (g) the then current spouse of any such person noted in (b) through (f), above; (h) the parents of any such person noted in (b) through (g), above; (i) such person's child(ren) or other legal dependent under the age of 21; and (j) the siblings of any such persons noted in (b) through (h) above.

All other terms and conditions of the Annuity apply to Owners in the designated class, except that we will not provide any Additional Amounts for any such contracts (see "Additional Amounts in the Fixed Allocations"). Any Target Value Credits applied under the Performance Advantage benefit are not affected by an Owner's inclusion in the designated class of Annuity Owners.

You must notify us at the time you apply for an Annuity if you are a member of the designated class. American Skandia is not responsible for monitoring whether you qualify as a member of the designated class. Failure to inform us that you qualify as a member of the designated class may result in your Annuity receiving fewer Credits than would otherwise be applied to your Annuity.

HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?

Each Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Examples of Applying Credits

Initial Purchase Payment

Assume you make an initial Purchase Payment of $250,000. We would apply a 3.0% Credit to your Purchase Payment and allocate the amount of the Credit ($7,500 = $250,000 X .03) to your Account Value in the proportion that your Account Value is allocated.

Additional Purchase Payment (at same breakpoint)

Assume that you make an additional Purchase Payment of $500,000. Because your cumulative Purchase Payments are less than the next breakpoint ($1,000,000), we would apply a 3.0% Credit to your Purchase Payment and allocate the amount of the Credit ($15,000 = $500,000 X .03) to your Account Value.

Additional Purchase Payment (at higher breakpoint)

Assume that you make an additional Purchase Payment of $400,000. Because your cumulative Purchase Payments are now $1,150,000 (greater than the next breakpoint), we would apply a 4.0% Credit to your Purchase Payment and allocate the amount of the Credit ($16,000 = $400,000 X .04) to your Account Value.

--------------------------------------------------------------------------------
The amount of any Credits applied to your Account Value can be recovered by American Skandia under the following circumstances:

--------------------------------------------------------------------------------
|X| any Credits payable on Purchase Payments made within the 12 months before the date of death will be recovered.
--------------------------------------------------------------------------------

|X| the amount available under the medically-related surrender portion of the Annuity will not include the amount of any Credits payable on Purchase Payments made within 12 months of the date the Annuitant first became eligible for the medically-related surrender.
--------------------------------------------------------------------------------

|X| if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Credits.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Examples of Recovering Credits

The following are hypothetical examples of how Credits could be recovered by American Skandia. These examples do not cover every potential situation.

Recovery from payment of Death Benefits

1. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 3.0% Credit, for a total of $1,800. If the Death Benefit becomes payable in the 9th month after the Issue Date, the amount of the Death Benefit would be reduced by the entire amount of the prior Credits ($1,800).
2. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 3.0% Credit, for a total of $1,800. If death occurs in the 16th month after the Issue Date, the amount of the Death Benefit would be reduced but only in the amount of those Credits applied within the previous 12-months. Since the initial Purchase Payment (and the Credits that were applied) occurred more than 12-months before the date of death, the Death Benefit would not be reduced by the amount of the Credits applied to the initial Purchase Payment. However, the $10,000 additional Purchase Payment was made within 12-months of the date of death. Therefore, the amount of the Death Benefit would be reduced by the amount of the Credits payable on the additional Purchase Payment ($300).
3. NOTE: If the Death Benefit would otherwise have been equal to the Purchase Payments minus any withdrawals due to poor investment performance, we will not reduce the amount of the Death Benefit by the amount of the Credits as shown in Example 2 above.

Recovery from Medically-Related Surrenders

1. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You receive a Credit of $1,500 ($50,000 X .03). The Annuitant is diagnosed as terminally ill in the 6th month after the Issue Date and we grant your request to surrender your Annuity under the medically-related surrender provision. Assuming the Credits were applied within 12-months of the date of diagnosis of the terminal illness, the amount that would be payable under the medically-related surrender provision would be reduced by the entire amount of the Credits ($1,500).
2. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 3.0% Credit, for a total of $1,800. The Annuitant is diagnosed as terminally ill in the 16th month after the Issue Date and we grant your request to surrender your Annuity under the medically-related surrender provision. Since the initial Purchase Payment (and the Credits that were applied) occurred more than 12-months before the diagnosis, the amount that would be payable upon the medically-related surrender provision would not be reduced by the amount of the Credits applied to the initial Purchase Payment. However, the $10,000 additional Purchase Payment was made within 12-months of the date of diagnosis. Therefore, the amount of the Death Benefit would be reduced by the amount of the Credits payable on the additional Purchase Payment ($300).

Credits applied to estimated Purchase Payments

Under certain circumstances, we may determine the amount of Credits payable on two or more separate Purchase Payments based on the Credit percentage that would have applied had all such Purchase Payments been made at the same time. To make use of this procedure, often referred to as a "letter of intent", you must provide evidence of your intention to submit the cumulative additional Purchase Payments within a 13-month period. A letter of intent must be provided to us prior to the Issue Date to be effective. Acceptance of a letter of intent is at our sole discretion and may be subject to restrictions as to the minimum initial Purchase Payment that must be submitted to receive the next higher breakpoint.

Failure to inform us that you intend to submit two or more Purchase Payments within a 13-month period may result in your Annuity receiving fewer Credits than would otherwise be added to your Annuity.

If you submit a letter of intent and receive Credits on Purchase Payments at a higher Credit percentage than would have applied BUT do not submit the required Purchase Payments during the 13-month period as required by your letter of intent, we may recover the "excess" Credits. "Excess" Credits are Credits in excess of the Credits that would have been payable without the letter of intent. If we determine that you have received "excess" Credits, any such amounts will be taken pro-rata from the investment options based on your Account Values as of the date we act to recover the excess. If the amount of the recovery exceeds your then current Surrender Value, we will recover all remaining Account Value and terminate your Annuity.

General Information about Credits

|X| We do not consider Credits to be "investment in the contract" for income tax purposes.
|X| You may not withdraw the amount of any Credits under the Free Withdrawal provision without assessment of the contingent deferred sales charge (see "Can I make withdrawal from my Annuity without a CDSC?").
|X| These Credits are separate and distinct from the Target Value Credits discussed below in the section entitled "American Skandia's Performance Advantage."


ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS? During the accumulation period you may transfer Account Value between investment options. Transfers are not subject to taxation. We currently limit the number of Sub-accounts you can invest in at any one time to twenty (20). However, you can invest in an unlimited number of Fixed Allocations. We may require a minimum of $500 in each Sub-account you allocate Account Value to at the time of any allocation or transfer. If you request a transfer and, as a result of the transfer, there would be less than $500 in the Sub-account, we may transfer the remaining Account Value in the Sub-account pro rata to the other investment options to which you transferred.

We will charge $10.00 for each transfer after the twelfth (12th) in each Annuity Year, including transfers made as part of any rebalancing, market timing, asset allocation or similar program which you have authorized. Transfers made as part of a dollar cost averaging program do not count toward the twelve free transfer limit. Renewals or transfers of Account Value from a Fixed Allocation at the end of its Guarantee Period are not subject to the transfer charge. We may allow a higher number of transfers each Annuity Year without charging a Transfer Fee or may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs.


We reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares must be restricted because of excessive trading or a specific transfer or group of transfers is deemed to have a detrimental effect on the share prices of affected Portfolios. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. Under such a circumstance, we will process transfers according to our rules then in effect and provide notice if the transfer request was denied. If a transfer request is denied, a new transfer request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?

Yes. We offer Dollar Cost Averaging during the accumulation period. Dollar Cost Averaging allows you to systematically transfer an amount each month from one investment option to one or more other investment options. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. Dollar Cost Averaging allows you to invest regularly each month, regardless of the current unit value (or price) of the Sub-account(s) you invest in. This enables you to purchase more units when the market price is low and fewer units when the market price is high. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You  can  Dollar  Cost  Average  from  variable   investment  options  or  Fixed
Allocations. Dollar Cost Averaging from Fixed Allocations is subject to a number of rules that include, but are not limited to the following:

|X| You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X| You may only Dollar Cost Average earnings or principal plus earnings. If transferring principal plus earnings, the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X| Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

We may credit additional amounts to your Account Value if you allocate Purchase Payments to Fixed Allocations as part of a dollar cost averaging program. Any such offer is at our sole discretion and may be cancelled at any point. Specific rules may also apply including a change to the MVA formula. For more information see "Additional Amounts in the Fixed Allocation."

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation period, we offer automatic rebalancing among the variable investment options you choose. You can choose to have your Account Value rebalanced quarterly, semi-annually, or annually. On the appropriate date, your variable investment options are rebalanced to the allocation percentages you request. For example, over time the performance of the variable investment options will differ, causing your percentage allocations to shift. With automatic rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. If you request a transfer from or into any variable investment option participating in the automatic rebalancing program, we will assume that you wish to change your rebalancing percentages as well, and will automatically adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.


You must have a minimum Account Value of at least $10,000 to enroll in automatic rebalancing. All rebalancing transfers made on the same day as part of an automatic rebalancing program are considered as one transfer when counting the number of transfers each year toward the maximum number of free transfers.


DO YOU OFFER A PROGRAM TO BALANCE FIXED AND VARIABLE INVESTMENTS?
Some investors wish to invest in the variable investment options but also wish to protect a portion of their investment from market fluctuations. We offer a balanced investment program where a portion of your Purchase Payment is allocated to a Fixed Allocation for a Guarantee Period that you select and the remaining Account Value is allocated to the variable investment options that you select. The amount that we allocate to the Fixed Allocation is the amount (not including any additional amounts we applied to your Annuity based on your Purchase Payments) that will grow to a specific "principal amount" such as your initial Purchase Payment. We determine the amount based on the rates then in effect for the Guarantee Period you choose. If no amounts are transferred or withdrawn from the Fixed Allocation, at the end of the Guarantee Period, it will have grown to equal the "principal amount". The remaining Account Value that was not allocated to the Fixed Allocation can be allocated to any of the Sub-accounts that you choose. Account Value allocated to the variable investment options is subject to market fluctuations and may increase or decrease in value.

Example


Assume you have $100,000 to invest. You choose to allocate a portion of your Account Value to a Fixed Allocation with a 10-year Guarantee Period. The rate for the 10-year Guarantee Period is 6.13%*. Based on the chosen Guarantee Period and interest rate, the factor for determining how much of your Account Value can be allocated to the Fixed Allocation is 0.551593. That means that $55,159 will be allocated to the Fixed Allocation and the remaining Account Value ($44,841) will be allocated to the variable investment options. Assuming that you do not make any withdrawals from the Fixed Allocation, it will grow to $100,000 at the end of the Guarantee Period. Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.


* The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration. The hypothetical values in this example do not include the amount of any Credits or Target Value Credits that may apply.

We may credit additional amounts to Fixed Allocations if you allocate Purchase Payments in accordance with the balanced investment program we offer. Any such offer is at our sole discretion and may be cancelled at any point. Specific rules may also apply, including a change to the MVA formula. For more information see "Additional Amounts in the Fixed Allocations."

MAY I AUTHORIZE MY FINANCIAL REPRESENTATIVE TO MANAGE MY ACCOUNT?

You may authorize your financial representative to decide on the allocation of your Account Value and to make financial transactions between investment options, subject to our rules. However, we can suspend or cancel these privileges at any time. We will notify you if we do. We may restrict the available investment options if you authorize a financial representative to make transfers for you. We do this so that no financial representative is in a position to control transfers of large amounts of money for multiple clients into or out of any of the underlying portfolios that have expressed concern about movement of a large proportion of a portfolio's assets.


We may also establish different "cut-off times" by which we must receive all financial transactions for certain underlying portfolios. Currently, the portfolios of Rydex Variable Trust and ProFund VP are subject to this restriction. Financial transactions involving a Rydex or ProFund VP Sub-account must be received by us no later than one hour prior to any announced closing time of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. If you request a transaction involving the purchase or redemption of Units in one of the Rydex or ProFund VP Sub-accounts after the "cut-off" time, we will deem your request as received by us on the next Valuation Day. You may be required to submit a new request on the following day.


We or an affiliate of ours may provide administrative support to financial representatives who make transfers on your behalf. These financial representatives may be firms or persons who also are appointed by us as authorized sellers of the Annuity. However, we do not offer you advice about how to allocate your Account Value under any circumstance. Any financial firm or representative you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any recommendations such financial representatives make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.


HOW DO THE FIXED INVESTMENT OPTIONS WORK?

(Fixed Allocations may not be available in all states and may not be available in certain durations.)

Fixed Allocations currently are offered with Guarantee Periods of 1, 2, 3, 5, 7 and 10 years. We credit the fixed interest rate to the Fixed Allocation throughout a set period of time called a "Guarantee Period." The interest rate credited to a Fixed Allocation is the rate in effect when the Guarantee Period begins and does not change during the Guarantee Period. The rates are an effective annual rate of interest. We determine the interest rates for the various Guarantee Periods. At the time that we confirm your Fixed Allocation, we will advise you of the interest rate in effect and the date your Fixed Allocation matures. We may change the rates we credit new Fixed Allocations at any time. To inquire as to the current rates for Fixed Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X| when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X| upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X| when a Guarantee Period attributable to a Fixed Allocation "renews" after its Maturity Date.

To the extent permitted by law, we may increase interest rates offered to a class of Owners who choose to participate in various services we make available. This may include, but is not limited to, Owners who elect to use dollar cost averaging from Fixed Allocations (see "Do You Offer Dollar Cost Averaging?") or the balanced investment program (see "Do You Offer a Program to Balance Fixed and Variable Investments?"). Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?

We do not have a specific formula for determining the fixed interest rates for Fixed Allocations. Generally the interest rates we offer for Fixed Allocations will reflect the investment returns available on the types of investments we make to support our fixed rate guarantees. These investment types may include cash, debt securities guaranteed by the United States government and its agencies and instrumentalities, money market instruments, corporate debt obligations of different durations, private placements, asset-backed obligations and municipal bonds. In determining rates we also consider factors such as the length of the Guarantee Period for the Fixed Allocation, regulatory and tax requirements, liquidity of the markets for the type of investments we make, commissions, administrative and investment expenses, our insurance risks in relation to the Fixed Allocations, general economic trends and competition.

We will credit interest on a new Fixed Allocation in an existing Annuity at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?

If you transfer or withdraw Account Value from a Fixed Allocation before the end of its Guarantee Period, we will adjust the value of your investment based on a formula, called a "Market Value Adjustment" or "MVA". The Market Value Adjustment formula compares the interest rates credited for Fixed Allocations at the time you invested, to interest rates being credited when you make a transfer or withdrawal. The amount of any Market Value Adjustment can be either positive or negative, depending on the rates that are currently being credited on Fixed Allocations.

MVA Formula


The MVA formula is applied separately to each Fixed Allocation. The formula is as follows:


                           [(1+I) / (1+J+0.0010)]N/12

                                     where:

                  I is the fixed interest rate we guaranteed to credit to the Fixed Allocation as of its starting date;

                  J is the fixed interest rate for your class of annuities at the time of the withdrawal for a new Fixed Allocation with a Guarantee Period equal to the remaining number of years in your original Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

If you surrender your Annuity under the "free-look" provision, the MVA formula is [(1 + I)/(1 + J)]N/12.

If the transfer or withdrawal does not occur on the yearly or monthly anniversary of the beginning of the Fixed Allocation, the numbers used in `J' and `N' will be rounded to the next highest integer.

MVA Examples


The following hypothetical examples show the effect of the MVA in determining Account Value. Assume the following:

|X| You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|  The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X| You make no withdrawals or transfers until you decided to withdraw the entire Fixed Allocation after exactly three (3) years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA

Assume that at the time you request the withdrawal, the fixed interest rate for a new Fixed Allocation with a Guarantee Period of 24 months is 3.5% (J = 3.5%). Based on these assumptions, the MVA would be calculated as follows:

        MVA Factor = [(1+I)/(I+J+0.0010)]N/12 = [1.05/1.036]2 = 1.027210
                           Interim Value = $57,881.25
       Account Value after MVA = Interim Value X MVA Factor = $59,456.20.


Example of Negative MVA


Assume that at the time you request the withdrawal, the fixed interest rate for a new Fixed Allocation with a Guarantee Period of 24 months is 6.0% (J = 6.0%). Based on these assumptions, the MVA would be calculated as follows:

       MVA Factor = [(1+I)/(1+J+0.0010)]N/12 = [1.05/1.061)]2 = 0.979372
                           Interim Value = $57,881.25
       Account Value after MVA = Interim Value X MVA Factor = $56,687.28.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?

The "Maturity Date" for a Fixed Allocation is the last day of the Guarantee Period. On the Maturity Date, you may choose to renew the Fixed Allocation for a new Guarantee Period of the same or different length or you may transfer all or part of that Fixed Allocation's Account Value to another Fixed Allocation or to one or more Sub-accounts. If you do not specify how you want a Fixed Allocation to be allocated on its Maturity Date, it will be renewed for a Fixed Allocation of the same duration if then available. We will notify you 60 days before the end of the Guarantee Period about the fixed interest rates that we are currently crediting to all Fixed Allocations that are being offered. The rates being credited to Fixed Allocations may change before the Maturity Date. We will not charge a MVA if you choose to renew a Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

ADDITIONAL AMOUNTS IN THE FIXED ALLOCATIONS

If you allocate Account Value to the Fixed Allocations and participate in certain programs we offer to help you to manage your Annuity's Account Value, under certain circumstances we may apply Additional Amounts to your Account Value allocated to the Fixed Allocation. Additional Amounts may be offered at any time at our sole discretion. When offered, Additional Amounts are provided from our general account.

Any program to provide Additional Amounts to Fixed Allocations are subject to the following rules:

|X| Additional Amounts are only offered if you participate in a balanced investment program (see "Do you offer a program to balance fixed and variable investment options?") or dollar cost averaging (see " Do you offer Dollar Cost Averaging?").
|X| Additional Amounts are only available on initial or additional Purchase Payments. Account Value transferred to a Fixed Allocation for use in the applicable programs will not receive the Additional Amounts. Additional Amounts are not available on an Annuity that is issued following an exchange of another annuity issued by us.
|X| You may not withdraw any Additional Amounts under the Free Withdrawal provision without assessment of the contingent deferred sales charge (see "Can I make withdrawals from my Annuity without a CDSC?).
|X| If Additional Amounts are applied to a Fixed Allocation, the MVA formula is revised as follows:

                           [(1+I) / (1+J+0.0020)]N/12

         Please refer to the section of the Prospectus entitled "How does the Market Value Adjustment Work?" for a discussion of the MVA formula.

|X| We do not consider Additional Amounts as "investment in the contract" for income tax purposes.
|X| We may require that you allocate Account Value to a Fixed Allocation with a Guarantee Period of certain duration (i.e. 10 years).
|X| Specific rules apply in relation to the duration of the Guarantee Period you must choose to be eligible to receive any Additional Amounts, and the date on which we allocate any Additional Amounts to the Fixed Allocation and begin crediting interest on the Additional Amount.

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE


Do you provide any guarantees on my investment?

The Annuity provides variable  investment options and fixed investment  options.
Only the fixed investment options provide a guaranteed return on your investment, subject to certain terms and conditions. However, your Annuity includes a feature at no additional cost that provides certain benefits if your Account Value has not reached or exceeded a "target value" on its 10th anniversary. If, on the 10th anniversary of your Annuity's Issue Date, your Account Value has not reached the target value (as defined below) you can choose either of the following benefits:

|X| You may continue your Annuity without electing to receive Annuity payments and receive an annual credit to your Account Value payable until you begin receiving Annuity payments. The credit is equal to 0.25% of the average of your Annuity's Account Value for the preceding four complete calendar quarters. This credit is applied to your investment options pro-rata based on the allocation of your then current Account Value.

|X| You may begin receiving Annuity payments within one year and accept a one-time credit to your Annuity equal to 10% of the net of the Account Value on the 10th anniversary of its Issue Date minus the sum of all Purchase Payments allocated in the prior five years. The annuity option you select must initially guarantee payments for not less than seven years.

Following the 10th anniversary of your Annuity's Issue Date, we will inform you if your Account Value did not meet or exceed the Target Value. We will assume that you have elected to receive the annual credit to your Account Value unless, not less than 30 days prior to the next anniversary of the Annuity, we receive at our home office your election to begin receiving Annuity payments.

Certain provisions of this benefit and of the Target Value Credits described below may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.

What is the "Target Value" and how is it calculated?
The Target Value is a tool used to determine whether you are eligible to elect either of the benefits described above. The Target Value does not impact the Account Value available if you surrender your Annuity or make a partial withdrawal and does not impact the Death Benefit available to your Beneficiary(ies). The Target Value assumes a rate of return over ten (10) Annuity Years that will allow your initial investment to double in value, adjusted for any withdrawals and/or additional Purchase Payments you make during the 10 year period. We calculate the "Target Value" as follows:

1. Accumulate the initial Purchase Payment at an annual interest rate of 7.2% until the 10th anniversary of the Annuity's Issue Date; plus
2. Accumulate any additional Purchase Payments at an annual interest rate of 7.2% from the date applied until the 10th anniversary of the Annuity's Issue Date; minus
3. Each "proportional reduction" resulting from any withdrawal, accumulating at an annual interest rate of 7.2% from the date the withdrawal is processed until the 10th anniversary of the Annuity's Issue Date. We determine each "proportional reduction" by determining the percentage of your Account Value then withdrawn and reducing the Target Value by that same percentage. We include any withdrawals under your Annuity in this calculation, as well as the charge we deduct for any optional benefits you elect under the Annuity, but not the charge we deduct for the Annual Maintenance Fee or the Transfer Fee.

Examples

1. Assume you make an initial Purchase Payment of $10,000 and make no further Purchase Payments. The Target Value on the 10th anniversary of your Annuity's Issue Date would be $20,042, assuming no withdrawals are made. This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period.
2. Assume you make an initial Purchase Payment of $10,000 and make no further Purchase Payments. Assume at the end of Year 6, your Account Value has increased to $15,000 and you make a withdrawal of 10% or $1,500. The Target Value on the 10th anniversary would be $18,722. This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period, minus the proportional reduction accumulating at an annual interest rate of 7.2%.

Can I restart the 10-year Target Value calculation?

Yes, you can elect to lock in the growth in your Annuity by "restarting" the 10-year period on any anniversary of the Issue Date. If you elect to restart the calculation period, we will treat your Account Value on the restart date as if it was your Purchase Payment when determining if your Annuity's Account Value meets or exceeds the Target Value on the appropriate tenth (10th) anniversary. You may elect to restart the calculation more than once, in which case, the 10-year calculation period will begin on the date of the last restart date. We must receive your election to restart the calculation at our home office not later than 30 days after each anniversary of the Issue Date.

What are Target Value Credits?

Target Value Credits are additional amounts that we apply to your Account Value to increase the likelihood that your Account Value will meet or exceed the Target Value. Target Value Credits are payable on all Purchase Payments applied before the first anniversary of the Issue Date of your Annuity. Target Value Credits are separate and distinct from other Credits we apply to all Purchase Payments.

The amount of the Target Value Credit is equal to 1.0% of each qualifying Purchase Payment. Target Value Credits are only payable on qualifying Purchase Payments if the Owner(s) of the Annuity is(are) less than age 81 on its Issue Date. If the Annuity is owned by an entity, the age restriction applies to the age of the Annuitant on the Issue Date. The Target Value Credit is payable from our general account and is allocated to the investment options in the same ratio that the qualifying Purchase Payment is allocated.

Target Value Credits will not be available if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, of an Annuity we issued that has the same or a similar benefit.

Recovery of Target Value Credits

We can recover the amount of any Target Value Credit under the following circumstances:
1. If you surrender your Annuity before the 10th anniversary of the Issue Date of the Annuity.
2. If you elect to begin receiving Annuity payments before the first anniversary of the Issue Date.
3. If a person on whose life we pay the Death Benefit dies, or if a "contingency event" occurs which triggers a medically-related surrender
     (a) within 12 months after the date a Target Value Credit was allocated to your Account Value; or
     (b) within 10 years after the date a Target Value Credit was allocated to your Account Value if any owner was over age 70 on the Issue Date, or, if the Annuity was then owned by an entity, the Annuitant was over age 70 on the Issue Date.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?


During the accumulation phase you can access your Account Value through Partial Withdrawals, Systematic Withdrawals, and where required for tax purposes, Minimum Distributions. You can also surrender your Annuity at any time. We may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC and we may also apply a Market Value Adjustment to any Fixed Allocations. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called "Free Withdrawals." In addition, under certain circumstances, we may waive the CDSC for surrenders made for qualified medical reasons or for withdrawals made to satisfy Minimum Distribution requirements. Unless you notify us differently, withdrawals are taken pro-rata based on the Account Value in the investment options at the time we receive your withdrawal request. Each of these types of distributions is described more fully below.


ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")


During the Accumulation Period

A distribution during the accumulation period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax basis", if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain. If you take a distribution prior to the taxpayer's age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period

During the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time you receive the payment. The Code and regulations have "exclusionary rules" that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in the Annuity. Once the tax basis in the Annuity has been distributed, the remaining annuity payments are taxable as ordinary income. The tax basis in the Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.


CAN I WITHDRAW A PORTION OF MY ANNUITY?

Yes, you can make a withdrawal during the accumulation phase. We call this a "Partial Withdrawal." The amount that you may withdraw will depend on the Annuity's Surrender Value. After any Partial Withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the Partial Withdrawal request as a request to fully surrender your Annuity. The minimum Partial Withdrawal you may request is $100.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?


A CDSC may be assessed against a Partial Withdrawal during the accumulation phase. Whether a CDSC applies and the amount to be charged depends on whether the Partial Withdrawal exceeds any Free Withdrawal amount and, if so, the length of time that the Purchase Payment being withdrawn has been invested in the Annuity.



If you request a Partial Withdrawal:

1. we determine if the amount you requested is available as a Free Withdrawal (in which case it would not be subject to a CDSC);

Then if the amount requested exceeds the available Free Withdrawal amount:

2. we withdraw the amount from Purchase Payments that have been invested for longer than the CDSC period (with your Annuity, eight (8) years), if any;

Then if the amount requested exceeds that amount:

3. we withdraw the remaining amount from the Purchase Payments that are still subject to a CDSC. We withdraw the amount from the "oldest" of your Purchase Payments, which will result in the lowest CDSC being applied to the amount withdrawn.

Then if the amount requested exceeds Purchase Payments still subject to a CDSC:

4. we withdraw the remaining amount from other surrender value due to Credits, Target Value Credits and any Additional Amounts in the Fixed Allocations.


CAN I MAKE WITHDRAWALS FROM MY ANNUITY WITHOUT A CDSC?

Yes. During the accumulation phase you may withdraw a limited amount of Account Value each Annuity Year from which we do not deduct a CDSC. This amount is called the "Free Withdrawal" amount. Free Withdrawals are available to meet liquidity needs. The amount of any Free Withdrawal is not available at the time an Annuity is surrendered. NOTE: Withdrawals of any type made prior to age 59 1/2may be subject to a 10% tax penalty.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The maximum Free Withdrawal amount during any Annuity Year is the greater of:
|X|  the "Growth" in the Annuity; or
|X| 10% of Purchase Payments that, as of the date of the withdrawal, have been invested for less than the CDSC period (with your Annuity, eight (8) years). The 10% amount is not cumulative.

"Growth" equals the current Account Value less all Purchase Payments that have been invested for less than the CDSC period and have not been previously withdrawn. "Growth" does not include any additional amounts we applied to your Annuity based on your Purchase Payments (see "How Do I Receive Credits",
"Additional Amounts in the Fixed Allocations" and "What Are Target Value Credits").

NOTE: Free withdrawals do not reduce the amount of any CDSC that would apply upon a partial withdrawal or subsequent surrender. The minimum Free Withdrawal you may request is $100.

We may reduce or eliminate the amount available as a Free Withdrawal if your Annuity is used in connection with certain plans that receive special tax treatment under the Code. As of the date of this Prospectus, the Free Withdrawal privilege has been eliminated for Annuities purchased as funding vehicles for retirement plans under Section 401 or 403(b) of the Code.

Examples

Assume you make an initial Purchase Payment of $10,000 and make no additional Purchase Payments. Assume that in Annuity Year 2, due to positive investment performance, your Account Value is $12,500. The maximum Free Withdrawal amount would be the greater of Growth (Account Value minus Purchase Payments = $2,500) or 10% of Purchase Payments ($1,000). Your maximum Free Withdrawal amount would therefore be $2,500.

Further assume that in your third Annuity Year, you choose to surrender your Annuity. Assume that after taking your $2,500 Free Withdrawal in Year 2, your Account Value has increased to $11,000 due to positive investment performance. Upon surrender, we will deduct a CDSC of 8.5% based on the number of years that your Purchase Payment has been invested times the amount of your Purchase Payment that has not been previously withdrawn (8.5% of $10,000 = $850). The amount of the previous Free Withdrawal was not subject to a CDSC when withdrawn. Therefore, upon surrender, the amount of the entire Purchase Payment is subject to the CDSC. You would receive $10,150 minus the Annual Maintenance Fee and any Target Value Credits.

These examples do not reflect the effect of any Credits or Target Value Credits. These amounts are not available as a free withdrawal.

When we determine if a CDSC applies to Partial Withdrawals and Systematic Withdrawals, we will first determine what, if any, amounts qualify as a Free Withdrawal. Those amounts are not subject to the CDSC. Partial Withdrawal or Systematic Withdrawal of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD? Yes. We call these "Systematic Withdrawals." You can receive Systematic Withdrawals of earnings only, principal plus earnings or a flat dollar amount. Systematic Withdrawals may be subject to a CDSC. We will determine whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic Withdrawals can be made from Account Value allocated to the variable investment options or Fixed Allocations. Generally, Systematic Withdrawals from Fixed Allocations are limited to earnings accrued after the program of Systematic Withdrawals begins, or payments of fixed dollar amounts that do not exceed such earnings. Systematic Withdrawals are available on a monthly, quarterly, semi-annual or annual basis. The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program of Systematic Withdrawals.

The minimum amount for each Systematic Withdrawal is $100. If any scheduled Systematic Withdrawal is for less than $100, we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?

Yes. If your Annuity is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b) or 408 of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of "substantially equal periodic payments". Distributions received under this provision in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to a CDSC. To request a program that complies with Section 72(t), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t) withdrawals. The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program for withdrawals under Section 72(t). The minimum amount for any such withdrawal is $100.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM? (See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum Distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Sections 401, 403(b) or 408 of the Code. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the minimum distribution rules under the Code. We do not assess a CDSC on Minimum Distributions from your Annuity if you are required by law to take such Minimum Distributions from your Annuity at the time it is taken. However, a CDSC may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the minimum distribution requirements in relation to other savings or investment plans under other qualified retirement plans not maintained with American Skandia.

If you request, we will calculate the annual required Minimum Distribution under your Annuity. The amount of the required Minimum Distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your required Minimum Distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. We may charge you for calculating required Minimum Distributions. You may elect to have Minimum Distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum Distributions.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?

Yes. During the accumulation phase you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where permitted by law, you may request to surrender your Annuity prior to the Annuity Date without application of any CDSC upon occurrence of a medically-related "Contingency Event". The amount payable will be your Account Value minus: (a) the amount of any Credits applied within 12 months of the applicable "Contingency Event" as defined below; (b) the amount of any Credits added in conjunction with any Purchase Payments received after our receipt of your request for a medically-related surrender (i.e. Purchase Payments received at such time pursuant to a salary reduction program; and (c) the amount of any Target Value Credits under certain circumstances.


This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:

|X| the Annuitant must be named or any change of Annuitant must be accepted by us, prior to the "Contingency Event" described below;
|X| the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X| if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X| we must receive satisfactory proof of the Annuitant's confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X| this benefit is not available if the total Purchase Payments received exceed $500,000 for all annuities issued by us with this benefit where the same person is named as Annuitant.

A "Contingency Event" occurs if the Annuitant is:

|X| first confined in a "Medical Care Facility" while your Annuity is in force and remains confined for at least 90 days in a row; or
|X|  first diagnosed as having a "Fatal Illness" while your Annuity is in force.


The definitions of "Medical Care Facility" and "Fatal Illness," as well as additional terms and conditions, are provided in your Annuity. Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY PAYMENT OPTIONS ARE AVAILABLE UPON ANNUITIZATION?

Annuity payments can be guaranteed for the life of the Annuitant, for the life of the Annuitant with a certain period guaranteed, or for a certain fixed period of time with no life contingency. We currently make available fixed payments and adjustable payments. However, adjustable annuity payments may not be available on your Annuity Date.

You may choose an Annuity Date, an annuity option and the frequency of annuity payments when you purchase an Annuity, or at a later date. You may change your choices up to 30 days before the Annuity Date. Any change to these options must be in writing. The Annuity Date must be the first or the fifteenth day of a calendar month. A maximum Annuity Date may be required by law.



We currently offer the following fixed Annuity Payment Options. Additional Annuity Payment Options, including variable options, may be offered in the future.


Key Life: is the person or persons upon whose life annuity payments with a life contingency are based.

Option 1

Payments for Life: Under this option, income is payable periodically until the death of the "key life". No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable.

Option 2

Payments for Life with 10, 15, or 20 Years Certain: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (10, 15, or 20 years), the remaining payments are paid to the Beneficiary until the end of such period.

Option 3

Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable.

Option 4

Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?

Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Therefore, making a purchase payment within seven years of the Annuity Date limits your annuity payment options.

If you have not provided us with your Annuity Date or Annuity Payment Option in writing, then:


|X| the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and

|X| the Annuity Payments, where allowed by law, will be fixed monthly payments for life with 10 years certain (See Option 2).


If you have not made an election prior to death benefit proceeds becoming due, the Beneficiary may elect to receive the death benefit under one of the fixed Annuity Payment Options or any option we make available for death proceeds. However, if you made an election, the Beneficiary may not alter such election.


HOW ARE ANNUITY PAYMENTS CALCULATED?

The first annuity payment varies according to the annuity payment option and payment frequency selected. The first payment is determined by multiplying the Account Value plus any additional amounts applied by us under the Performance Advantage benefit by the factor determined from our table of annuity rates. Your Account Value will be determined as of the close of business on the fifteenth day preceding the Annuity Date, plus interest at not less that 3% per year from such date to the Annuity Date. The table of annuity rates differ based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the 1983a Individual Annuity Mortality Table with ages set back one year for males and two years for females and with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?

The Annuity provides a Death Benefit during its accumulation phase. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If the Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant's death, if there is no Contingent Annuitant. If a Contingent Annuitant was designated before the Annuitant's death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid at that time. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

DEATH BENEFIT OPTIONS

Your Annuity provides a "basic" Death Benefit at no additional charge and also offers two different optional Death Benefits that can be purchased for an additional charge. Under certain circumstances, your Death Benefit may be reduced by the amount of any Credits or Target Value Credits we applied to your Purchase Payments. (see "How are Credits Applied to My Account Value" and "Recovery of Target Value Credits")

Basic Death Benefit

The basic Death Benefit depends on the decedent's age on the date of death:

If death occurs during the first ten (10) Annuity Years: The Death Benefit is the greater of:

|X| The sum of all Purchase Payments less the sum of all withdrawals; and |X| The sum of your Account Value in the variable investment options and your
     Interim Value in the Fixed Allocations.

If death occurs after the tenth (10th) Annuity Year: The Death Benefit is your Account Value.


Optional Death Benefits

We offer two optional Death Benefits to provide an enhanced level of protection for your beneficiaries. Currently, these benefits are only offered and must be elected at the time that you purchase your Annuity. We may, at a later date, allow existing Annuity Owners to purchase either of the optional Death Benefits subject to our rules.

If the Annuity has one Owner, the Owner must be age 80 or less at the time either optional Death Benefit is purchased. If the Annuity has joint Owners, the oldest Owner must be age 80 or less. If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Optional Death Benefits

|X| The Death Benefit Target Date is the contract anniversary on or after the 80th birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned.

|X|  The  Highest   Anniversary   Value  equals  the  highest  of  all  previous
     "Anniversary Values" on or before the earlier of the Owner's date of death and the "Death Benefit Target Date".

|X| The Anniversary Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase Payments on or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

|X| A Proportional Reduction is a reduction to the value being measured caused by a withdrawal, equaling the percentage of the withdrawal as compared to the Account Value as of the date of the withdrawal. For example, if your Account Value is $10,000 and you withdraw $2,000 (a 20% reduction), we will reduce both your Anniversary Value and the amount determined by Purchase Payments increasing at the appropriate interest rate by 20%.

|X| The Assumed Accumulation Rate is the rate of interest that we will apply to your Purchase Payments only for purposes of calculating this benefit The Assumed Accumulation Rate is different depending on which Optional Death Benefit you select as shown below:

          --------------------------- ------------------------
                   Option 1                  Option 2
                5.0% per year              7.2% per year
          --------------------------- ------------------------

--------------------------------------------------------------------------------
Certain terms and conditions may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.
--------------------------------------------------------------------------------

Calculation of Optional Death Benefits

The optional Death Benefit calculations depend on whether death occurs before or after the Death Benefit Target Date.

Annuities with one Owner

The optional Death Benefits are calculated as follows:

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1. the Account Value in the Sub-accounts plus the Interim Value of any Fixed Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2. the sum of all Purchase Payments minus the sum of all Proportional Reductions, each increasing daily until the Owner's date of death at the applicable Assumed Accumulation Rate for the option you elect, subject to a limit of 200% of the difference between the sum of all Purchase Payments and the sum of all withdrawals as of the Owner's date of death; and
3. the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date. The amount calculated in Item 1 & 3 above may be reduced by any Credits or Target Value Credits under certain circumstances.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1. the Account Value as of the date we receive in writing "due proof of death" (an MVA may be applicable to amounts in any Fixed Allocations); and

2. the greater of Item 2 & 3 above on the Death Benefit Target Date plus the sum of all Purchase Payments less the sum of all Proportional Reductions since the Death Benefit Target Date.

         The amount calculated in Item 1 above may be reduced by any Credits or Target Value Credits under certain circumstances.

Annuities with joint Owners


For Annuities with Joint Owners, the Death Benefit is calculated as shown above except that the age of the oldest of the Joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own the Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.


Annuities owned by entities

For Annuities owned by an entity, the Death Benefit is calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant (or Contingent Annuitant, if applicable).

Examples of Optional Death Benefit Calculation

The following are examples of how the Optional Death Benefits are calculated. Each example assumes that a $50,000 initial Purchase Payment is made and that no withdrawals are made prior to the Owner's death. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example of market increase greater than Assumed Accumulation Rate

Assume that the Owner's Account Value has generally been increasing. On the date we receive due proof of death (the Owner's 58th birthday), the Account Value is $90,000. The Highest Anniversary Value at the end of any previous period is $72,000. The Death Benefit would be the Account Value ($90,000) because it is greater than the Highest Anniversary Value ($72,000) or the sum of prior
Purchase Payments increased by 5.0% annually ($73,872.77 - Option 1) or 7.2% annually for ($87,202.36 - Option 2).

Example of market decrease

Assume  that the  Owner's  Account  Value  generally  increased  until the fifth anniversary but generally has been decreasing since the fifth contract anniversary. On the date we receive due proof of death (the Owner's 58th birthday), the Account Value is $48,000. The Highest Anniversary Value at the end of any previous period is $54,000. The Death Benefit would be the sum of prior Purchase Payments increased by 5.0% annually ($73872.77 - Option 1) or 7.2% annually for ($87202.36 - Option 2) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of Highest Anniversary Value

Assume that the Owner's Account Value increased significantly during the first six years following the Issue Date. On the sixth anniversary date the Account Value was $90,000. During the seventh Annuity Year, the Account Value increases to as high as $100,000 but then subsequently falls to $80,000 on the date we receive due proof of death (the Owner's 58th birthday). The Death Benefit would be the Highest Anniversary Value at the end of any previous period ($90,000), which occurred on the sixth anniversary, although the Account Value was higher during the subsequent period. The Account Value on the date we receive due proof of death ($80,000) is lower, as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77 - Option 1) or 7.2% annually for ($87,202.36 - Option 2).

How much do you charge for the optional death benefits?

We deduct a charge from your Account Value if you elect to purchase either Optional Death Benefit. For Option 1, each deduction is 0.30% of the then current Death Benefit when the deduction is taken. For Option 2, each deduction is 0.50% of the then current Death Benefit when the deduction is taken. No charge applies after the Annuity Date.

We deduct the charge:

1.   on each anniversary of the Issue Date;
2. when Account Value is transferred to our general account prior to the Annuity Date;
3.   if you surrender your Annuity; and
4.   if you choose to terminate the benefit.

If you surrender the Annuity, elect to begin receiving Annuity payments or terminate the benefit on a date other than an anniversary of the Issue Date, the charge will be prorated. During the first year after the Issue Date, the charge would be prorated from the Issue Date. In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first deduct the amount of the charge pro-rata from the Account Value in the variable investment options. We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient Account Value in the variable investment options to pay the charge. If your Annuity's Account Value is insufficient to pay the charge, we may deduct your remaining Account Value and terminate your Annuity. We will notify you if your Account Value is insufficient to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Are there any exceptions to these rules for paying the Death Benefit?

Yes, there are exceptions that apply no matter how your Death Benefit is calculated. There are exceptions to the Death Benefit if the decedent was not the Owner or Annuitant as of the Issue Date and did not become the Owner or Annuitant due to the prior Owner's or Annuitant's death. Any minimum Death Benefit that applies will be suspended for a two-year period from the date he or she first became Owner or Annuitant. After the two-year suspension period is completed, the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

What options are available to my Beneficiary upon my death?

|X| During the accumulation period, if you die and the sole Beneficiary is your spouse, then your spouse may elect to be treated as the current Owner. The Annuity can be continued, subject to its terms and conditions, in lieu of receiving the death benefit. Your spouse may only assume ownership of the Annuity if he or she is designated as the sole primary Beneficiary.

|X|    In the event of your death, the death benefit must be distributed within:
         (a)  five years of the date of death; or
         (b) over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death.

When do you determine the Death Benefit?

We determine the amount of the Death Benefit as of the date we receive "due proof of death" and any other written representations we require to determine the proper payment of the Death Benefit to all Beneficiaries. "Due proof of death" may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death.

We will require written acknowledgment of all named Beneficiaries before we can determine the Death Benefit. During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?

During the accumulation period, the Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Allocation. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Allocation. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. The Account Value includes any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity. When determining the Account Value on a day other than a Fixed Allocation's Maturity Date, the Account Value may include any Market Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?

The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is equal to your Account Value minus any CDSC, the Annual Maintenance Fee and any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity. The Surrender Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-Account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of an underlying Portfolio. The value of the Units fluctuate with the market fluctuations of the Portfolios. The value of the Units also reflect the daily accrual for the Insurance Charge.

Each Valuation Day, we determine the price for a Unit of each Sub-account, called the "Unit Price." The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example


Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?

During the Guarantee Period, we use the concept of an Interim Value. The Interim Value can be calculated on any day and is equal to the initial value allocated to a Fixed Allocation plus all interest credited to a Fixed Allocation as of the date calculated. The Interim Value does not include the impact of any Market Value Adjustment. If you made any transfers or withdrawals from a Fixed Allocation, the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were withdrawn. To determine the Account Value of a Fixed Allocation on any day other than its Maturity Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.


WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?


Initial Purchase Payments: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) days after we receive all of our requirements to issue the Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment and issue the Annuity within two (2) days. During any period that we are trying to obtain the required information, your money is not invested.


Additional Purchase Payments: We will apply any additional Purchase Payments on the Valuation Day that we receive the Purchase Payment with satisfactory instructions.

Scheduled Transactions: "Scheduled" transactions include transfers under a Dollar Cost Averaging, rebalancing, or asset allocation program, Systematic Withdrawals, Minimum Distributions or Annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled Transactions: "Unscheduled" transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. Unscheduled transactions are processed and valued as of the Valuation Day we receive the request at our Office in good order.


Medically-related Surrenders & Death Benefits: Medically-related surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all materials we require for such transaction and that are satisfactory to us.


Transactions in Rydex and ProFund VP Sub-accounts: Any financial transactions involving the Rydex or ProFund VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. If you request a transaction involving the purchase or redemption of Units in one of the Rydex or ProFund VP Sub-accounts after the "cut-off" time, we will deem your request as received by us on the next Valuation Day. You may be required to submit a new request on the following day.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax considerations relating to this Annuity. However, since the tax laws are complex and tax consequences are affected by your individual circumstances, this summary of our interpretation of the relevant tax laws is not intended to be fully comprehensive nor is it intended as tax advice. Therefore, you may wish to consult a professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate Accounts are taxed as part of American Skandia. American Skandia is taxed as a life insurance company under Part I, subchapter L of the Code. No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?

Section 72 of the Code governs the taxation of annuities in general. Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
     |X| a qualified pension plan, profit sharing plan or other retirement arrangement that is eligible for special treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
     |X| an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
     |X| an individual person or persons; or |X| an entity including a corporation, trust or partnership.

Individual Ownership: If one or more individuals own an Annuity, the Owner of the Annuity is generally not taxed on any increase in the value of the Annuity until an amount is received (a "distribution"). This is commonly referred to as "tax deferral". A distribution can be in the form of a lump sum payment including payment of a Death Benefit, or in annuity payments under one of the annuity payment options. Certain other transactions may qualify as a distribution and be subject to taxation.

Entity Ownership: If the Annuity is owned by an entity and is not a Qualified Contract, generally the Owner of the Annuity must currently include any increase in the value of the Annuity during a tax year in its gross income. An exception from current taxation applies for annuities held by a structured settlement company, by an employer with respect to a terminated tax-qualified retirement plan, a trust holding an annuity as an agent for a natural person, or by a decedent's estate by reason of the death of the decedent. A tax-exempt entity for Federal tax purposes will not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?

Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions Before Annuitization: Distributions received before annuity payments begin are generally treated as coming first from "income on the contract" and then as a return of the "investment in the contract". The amount of any distribution that is treated as receipt of "income on the contract" is includible in the taxpayer's gross income and taxable in the year it is received. The amount of any distribution treated as a return of the "investment in the contract" is not includible in gross income.

|X| "Income on the contract" is calculated by subtracting the taxpayer's "investment in the contract" from the aggregate value of all "related contracts" (discussed below).

|X| "Investment in the contract" is equal to total purchase payments for all "related contracts" minus any previous distributions or portions of such distributions from such "related contracts" that were not includible in gross income. "Investment in the contract" may be affected by whether an annuity or any "related contract" was purchased as part of a tax-free exchange of life insurance, endowment, or annuity contracts under Section 1035 of the Code. Unless "after-tax" or non-deductible contributions have been made to a Qualified Contract, the "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions After Annuitization: A portion of each annuity payment received on or after the Annuity Date will generally be taxable. The taxable portion of each annuity payment is determined by a formula which establishes the ratio that the "investment in the contract" bears to the total value of annuity payments to be made. This is called the "exclusion ratio." The investment in the contract is excluded from gross income. Any additional payments received that exceed the exclusion ratio will be entirely includible in gross income. The formula for determining the exclusion ratio differs between fixed and variable annuity payments. When annuity payments cease because of the death of the person upon whose life payments are based and, as of the date of death, the amount of annuity payments excluded from taxable income by the exclusion ratio does not exceed the "investment in the contract," then the remaining portion of unrecovered investment is allowed as a deduction by the beneficiary in the tax year of such death.

Penalty Tax on Distributions: Generally, any distribution from an annuity not used in conjunction with a Qualified Contract (Qualified Contracts are discussed below) is subject to a penalty equal to 10% of the amount includible in gross income. This penalty does not apply to certain distributions, including:

|X|  Distributions made on or after the taxpayer has attained age 591/2;
|X| Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|  Distributions attributable to the taxpayer's becoming disabled;
|X| Distributions which are part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer (or the joint lives of the taxpayer and the taxpayer's Beneficiary);
|X| Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|  Payments under an immediate annuity as defined in the Code;
|X| Distributions under a qualified funding asset under Code Section 130(d); or |X| Distributions from an annuity purchased by an employer on the termination of a qualified pension plan that is held by the employer until the employee separates from service.

Special rules applicable to "related contracts": Contracts issued by the same insurer to the same contract owner within the same calendar year (other than certain contracts owned in connection with a tax-qualified retirement arrangement) are to be treated as one annuity contract when determining the taxation of distributions before annuitization. We refer to these contracts as "related contracts." In situations involving related contracts we believe that the values under such contracts and the investment in the contracts will be added together to determine the proper taxation of a distribution from any one contract described under the section "Distributions before Annuitization." Distributions will be treated as coming first from income on the contract until all of the income on all such related contracts is withdrawn, and then as a return of the investment in the contract. There is some uncertainty regarding the manner in which the Internal Revenue Service would view related contracts when one or more contracts are immediate annuities or are contracts that have been annuitized. The Internal Revenue Service has not issued guidance clarifying this issue as of the date of this Prospectus. You are particularly cautioned to seek advice from your own tax advisor on this matter.

Special concerns regarding "substantially equal periodic payments": (also known as "72(t)" or "72(q)" distributions) Any modification to a program of distributions which are part of a series of substantially equal periodic payments that occur before the later of the taxpayer reaching age 59 1/2 or five
(5) years from the first of such payments will result in the requirement to pay the taxes that would have been due had the payments been treated as subject to tax in the years received, plus interest. This does not apply when the modification is due by reason of death or disability. It is our understanding that the Internal Revenue Service may not consider a scheduled series of distributions to qualify under Sections 72(q) or 72(t) if the holder of the annuity retains the right to modify such distributions at will, even if such right is not exercised, or, for a variable annuity, depending on how payments are structured.

Special concerns regarding immediate annuities: The Internal Revenue Service has ruled that the exception to the 10% penalty described above for "non-qualified" immediate annuities as defined under the Code may not apply to annuity payments under a contract recognized as an immediate annuity under state insurance law obtained pursuant to an exchange of a contract if: (a) purchase payments for the exchanged contract were contributed or deemed to be contributed more than one year prior to the annuity starting date under the immediate annuity; and (b) the annuity payments under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free exchanges under Section 1035: Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If an annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any distributions other than as annuity payments will be considered to come:

|X| First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X| Then, from any "income on the contract" that is attributable to the purchase payments made prior to August 14, 1982 (including income on such original purchase payments after the exchange);
|X| Then, from any remaining "income on the contract"; and |X| Lastly, from the amount of any "investment in the contract" made after
     August 13, 1982.

Therefore, to the extent a distribution is equal to or less than the investment in the contract made prior to August 14, 1982, such amounts are not included in taxable income. Further, distributions received that are considered to be a return of investment on the contract from purchase payments made prior to August 14, 1982, such distributions are not subject to the 10% tax penalty. In all other respects, the general provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

On November 22, 1999, the Internal Revenue Service issued an acquiescence in the decision of the United States Tax Court in Conway v. Commissioner (111 T.C. 350
(1998)) that a taxpayer's partial surrender of an annuity contract and direct transfer of the resulting proceeds for the purchase of a new annuity contract qualifies as a non-taxable exchange under Section 1035 of the Internal Revenue Code. "Acquiescence" means that the IRS accepts the holding of the Court in a case and that the IRS will follow it in disposing of cases with the same controlling facts. Prior to the Conway decision, industry practice has been to treat a partial surrender of account value as fully taxable to the extent of any gain in the contract for tax reporting purposes and to "step-up" the basis in the contract accordingly. However with the IRS' acquiescence in the Conway decision, partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% IRS tax penalty on pre-age 59 1/2 withdrawals. The IRS reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example, we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. As of the date of this Prospectus, we continue to report partial surrenders of non-qualified annuities as subject to current taxation to the extent of any gain. However, we may change our reporting procedures to treat certain of these transactions as partial 1035 exchanges. Should we do so, we reserve the right to report transactions that may have been designed to receive partial 1035 exchange treatment as partial surrenders subject to current taxation if we, as a reporting and withholding agent, believe that we would be expected to deem a transaction to be abusive.

While the principles expressed in the Conway decision appear applicable to partial exchanges from life insurance, there is no guidance from the Internal Revenue Service as to whether it concurs with non-recognition treatment under
Section 1035 of the Code for such transactions. In addition, please be cautioned that no specific guidance has been provided as to the impact of such a transaction for the remaining life insurance policy, particularly as to the subsequent methods to be used to test for compliance under the Code for both the definition of life insurance and the definition of a modified endowment contract.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding vehicle for various types of tax-qualified retirement plans. We have provided summaries of the types of tax-qualified retirement plans with which we may issue an Annuity. These summaries provide general information about the tax rules and are not intended to be complete discussions. The tax rules regarding qualified plans are complex. These rules may include limitations on contributions and restrictions on distributions, including additional taxation of distributions and additional penalties. The terms and conditions of the tax-qualified retirement plan may impose other limitations and restrictions that are in addition to the terms of the Annuity. The application of these rules depends on individual facts and circumstances. Before purchasing an Annuity for use in a qualified plan, you should obtain competent tax advice, both as to the tax treatment and suitability of such an investment. American Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Corporate Pension and Profit-sharing Plans: Annuities may be used to fund employee benefits of various corporate pension and profit-sharing plans established by corporate employers under Section 401(a) of the Code including 401(k) plans. Contributions to such plans are not taxable to the employee until distributions are made from the retirement plan. The Code imposes limitations on the amount that may be contributed and the timing of distributions. The tax treatment of distributions is subject to special provisions of the Code, and also depends on the design of the specific retirement plan. There are also special requirements as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans: Annuities may also be used to fund benefits of retirement plans established by self-employed individuals for themselves and their employees. These are commonly known as "H.R. 10 Plans" or "Keogh Plans". These plans are subject to most of the same types of limitations and requirements as retirement plans established by corporations. However, the exact limitations and requirements may differ from those for corporate plans.

Tax Sheltered Annuities: Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which contributions may be made by certain qualifying employers such as public schools and certain charitable, educational and scientific organizations specified in Section 501(c)(3) for the benefit of their employees. Such contributions are not taxable to the employee until distributions are made from the TSA. The Code imposes limits on contributions, transfers and distributions. Nondiscrimination requirements also apply.

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Under a TSA, you may be prohibited from taking distributions from the contract attributable to contributions made pursuant to a salary reduction agreement unless the distribution is made:

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|X|      After the participating employee attains age 59 1/2;
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|X|      Upon separation from service, death or disability; or
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|X| In the case of financial hardship (subject to restrictions).
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Section 457 Plans: Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax exempt employers for their employees may invest in annuity contracts. The Code limits contributions and distributions, and imposes eligibility requirements as well. Contributions are not taxable to employees until distributed from the plan. However, plan assets remain the property of the employer and are subject to the claims of the employer's general creditors until such assets are made available to participants or their beneficiaries.

Individual Retirement Programs or "IRAs": Section 408 of the Code allows eligible individuals to maintain an individual retirement account or individual retirement annuity ("IRA"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible to establish an IRA and the time when distributions must commence. Further, an Annuity may be established with "roll-over" distributions from certain tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth IRAs: A form of IRA is also available called a "Roth IRA". Contributions to a Roth IRA are not tax deductible. However, distributions from a Roth IRA are free from Federal income taxes and are not subject to the 10% penalty tax if five (5) tax years have passed since the first contribution was made or any conversion from a traditional IRA was made and the distribution is made (a) once the taxpayer is age 59 1/2 or older, (b) upon the death or disability of the taxpayer, or (c) for qualified first-time home buyer expenses, subject to certain limitations. Distributions from a Roth IRA that are not "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers of IRAs and Roth IRAs will receive a special disclosure document, which describes limitations on eligibility, contributions, transferability and distributions. It also describes the conditions under which distributions from IRAs and qualified plans may be rolled over or transferred into an IRA on a tax-deferred basis and the conditions under which distributions from traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs: Eligible employers that meet specified criteria may establish Simplified Employee Pensions or SEP IRAs. Employer contributions that may be made to employee SEP IRAs are larger than the amounts that may be contributed to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?

Distributions from Qualified Contracts are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the proportion of a distribution representing after-tax contributions. Generally, a 10% penalty tax applies to the taxable portion of a distribution from a Qualified Contract made prior to age 59 1/2. However, the 10% penalty tax does not apply when the distribution:

|X| is part of a properly executed transfer to another IRA or another eligible qualified account;
|X| is subsequent to the death or disability of the taxpayer (for this purpose disability is as defined in Section 72(m)(7) of the Code);
|X| is part of a series of substantially equal periodic payments to be paid not less frequently than annually for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|  is subsequent to a separation  from service after the taxpayer  attains age
     55*;
|X| does not exceed the employee's allowable deduction in that tax year for medical care*;
|X| is made to an alternate payee pursuant to a qualified domestic relations order*; and
|X|  is made pursuant to an IRS levy.

The exceptions above which are followed by an asterisk (*) do not apply to IRAs. Certain other exceptions may be available.

Minimum Distributions after age 70 1/2: A participant's interest in a Qualified Contract must generally be distributed, or begin to be distributed, by the "required beginning date". This is April 1st of the calendar year following the later of:

|X| the calendar year in which the individual attains age 70 1/2; or |X| the calendar year in which the individual retires from service with the employer sponsoring the plan. The retirement option is not available to IRAs.

The participant's entire interest must be distributed beginning no later than the required beginning date over a period which may not extend beyond a maximum of the life or life expectancy of the participant (or the life expectancies of the owner and a designated Beneficiary). Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account value by the applicable life expectancy or pursuant to an annuity payout. If the account balance is used, it generally is based upon the Account Value as of the close of business on the last day of the previous calendar year.

If the participant dies before reaching his or her "required beginning date", his or her entire interest must generally be distributed within five (5) years of death. However, this rule will be deemed satisfied if distributions begin before the close of the calendar year following death to a designated
Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased owner would have attained age 70 1/2. A surviving spouse would also have the option to assume the IRA as his or her own if he or she is the sole designated beneficiary. If a participant dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

If the amount distributed is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

GENERAL TAX CONSIDERATIONS

Diversification: Section 817(h) of the Code provides that a variable annuity contract, in order to qualify as an annuity, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of insurance companies). If the diversification requirements under the Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract. The Treasury Department's regulations prescribe the diversification requirements for variable annuity contracts. We believe the underlying mutual fund portfolios should comply with the terms of these regulations.

Transfers Between Investment Options: Transfers between investment options are not subject to taxation. The Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. Such guidelines may or may not address the number of investment options or the number of transfers between investment options offered under a variable annuity. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. It is also not known what effect, if any, such guidelines may have on transfers between the investment options of the Annuity offered pursuant to this Prospectus. We will take any action, including modifications to your Annuity or the Sub-accounts, required to comply with such guidelines if promulgated.

Federal Income Tax Withholding: Section 3405 of the Code provides for Federal income tax withholding on the portion of a distribution which is includible in the gross income of the recipient. Amounts to be withheld depend upon the nature of the distribution. However, under most circumstances a recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by filing a completed election form with us.

Certain distributions, including rollovers, from most Qualified Contracts, may be subject to automatic 20% withholding for Federal income taxes. This will not apply to:

|X|  any portion of a distribution paid as Minimum Distributions;

|X|  direct transfers to the trustee of another retirement plan;

|X|  distributions   from  an  individual   retirement   account  or  individual
     retirement annuity;

|X| distributions made as substantially equal periodic payments for the life or life expectancy of the participant in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan; and

|X|  certain other distributions where automatic 20% withholding may not apply.

Loans, Assignments and Pledges: Any amount received directly or indirectly as a loan from, or any assignment or pledge of any portion of the value of, an annuity before annuity payments have begun are treated as a distribution subject to taxation under the distribution rules set forth above. Any gain in an annuity on or after the assignment or pledge of an entire annuity and while such assignment or pledge remains in effect is treated as "income on the contract" in the year in which it is earned. For annuities not issued for as Qualified Contracts, the cost basis of the annuity is increased by the amount of any assignment or pledge includible in gross income. The cost basis is not affected by any repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts: The gift of an annuity to someone other than the spouse of the owner (or former spouse incident to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax Considerations: You should obtain competent tax advice with respect to possible federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping Transfers: Under the Code certain taxes may be due when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract holder. These generation-skipping transfers generally include those subject to federal estate or gift tax rules. There is an aggregate $1 million exemption from taxes for all such transfers. We may be required to determine whether a transaction is a direct skip as defined in the Code and the amount of the resulting tax. We will deduct from your Annuity or from any applicable payment treated as a direct skip any amount of tax we are required to pay.

Considerations for Contingent Annuitants: There may be adverse tax consequences if a contingent annuitant succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor qualifies for preferred treatment under certain sections of the Code. In general, the Code is designed to prevent indefinite deferral of tax. Continuing the benefit of tax deferral by naming one or more contingent annuitants when the Annuity is owned by a non-qualified trust might be deemed an attempt to extend the tax deferral for an indefinite period. Therefore, adverse tax treatment may depend on the terms of the trust, who is named as contingent annuitant, as well as the particular facts and circumstances. You should consult your tax advisor before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?

We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at http://www.americanskandia.com or any other electronic means, including diskettes or CD ROMs. We send a confirmation statement to you each time a transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter. You may request additional reports. We reserve the right to charge up to $50 for each such additional report. Instead of immediately confirming transactions made pursuant to some type of periodic transfer program (such as a dollar cost averaging program) or a periodic Purchase Payment program, such as a salary reduction arrangement, we may confirm such transactions in quarterly statements. You should review the information in these statements carefully.

All errors or corrections must be reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed immediately, we assume all transactions are accurate unless you notify us otherwise within 10 days from the date you receive the confirmation. For transactions that are only confirmed on the quarterly statement, we assume all transactions are accurate unless you notify us within 10 days from the date you receive the quarterly statement. All transactions confirmed immediately or by quarterly statement are deemed conclusive after the applicable 10-day period. We may also send an annual report and a semi-annual report containing applicable financial statements, as of December 31 and June 30, respectively, to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?


American Skandia Life Assurance Corporation ("American Skandia") is a stock life insurance company domiciled in Connecticut with licenses in all 50 states and the District of Columbia. American Skandia is a wholly-owned subsidiary of American Skandia, Inc., formerly known as American Skandia Investment Holding Corporation, whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company. American Skandia markets its products to broker-dealers and financial planners through an internal field marketing staff. In addition, American Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.


American Skandia is in the business of issuing variable annuity and variable life insurance contracts. American Skandia currently offers the following products: (a) flexible premium deferred annuities and single premium fixed deferred annuities that are registered with the SEC; (b) certain other fixed deferred annuities that are not registered with the SEC; (c) certain group variable annuities that are exempt from registration with the SEC that serve as funding vehicles for various types of qualified pension and profit sharing plans; (d) a single premium variable life insurance policy that is registered with the SEC; and (e) a flexible premium life insurance policy that is registered with the SEC.

WHAT ARE SEPARATE ACCOUNTS?

The assets supporting our obligations under the Annuities may be held in various accounts, depending on the obligation being supported. In the accumulation phase, assets supporting Account Values are held in separate accounts established under the laws of the State of Connecticut. We are the legal owner of assets in the separate accounts. In the payout phase, assets supporting fixed annuity payments and any adjustable annuity payments we make available are held in our general account. Income, gains and losses from assets allocated to these separate accounts are credited to or charged against each such separate account without regard to other income, gains or losses of American Skandia or of any other of our separate accounts. These assets may only be charged with liabilities which arise from the annuity contracts issued by American Skandia Life Assurance Corporation. The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment performance of such Sub-accounts. However, the obligations themselves are our general corporate obligations.

Separate Account B

During the accumulation phase, the assets supporting obligations based on allocations to the variable investment options are held in Class 1 Sub-accounts of American Skandia Life Assurance Corporation Variable Account B, also referred to as "Separate Account B". Separate Account B consists of multiple Sub-accounts. The name of each Sub-account generally corresponds to the name of the underlying Portfolio. The names of each Sub-account are shown in the Statement of Additional Information. Separate Account B was established by us pursuant to Connecticut law. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B. The Sub-accounts offered pursuant to this Prospectus are all Class 1 Sub-accounts of Separate Account B. Each class of Sub-accounts in Separate Account B has a different level of charges assessed against such Sub-accounts. You will find additional information about these underlying mutual funds and portfolios in the prospectuses for such funds.

Separate Account B is registered with the SEC under the Investment Company Act of 1940 ("Investment Company Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the investment policies, management or practices of Separate Account B. Each Sub-account invests only in a single mutual fund or mutual fund portfolio. We reserve the right to add Sub-accounts, eliminate Sub-accounts, to combine Sub-accounts, or to substitute underlying mutual funds or portfolios of underlying mutual funds.

Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the underlying mutual funds or fund portfolios, as applicable. We do not guarantee the investment results of any Sub-account. Your Account Value allocated to the Sub-accounts may increase or decrease. You bear the entire investment risk.

Separate Account D

During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in American Skandia Life Assurance Corporation Separate Account D, also referred to as Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D. Separate Account D was established by us pursuant to Connecticut law.

There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.


We have sole discretion over the investment managers retained to manage the assets maintained in Separate Account D. We currently employ investment managers for Separate Account D including, but not limited to, J.P. Morgan Investment Management Inc. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s).

We are not obligated to invest according to specific guidelines or strategies except as may be required by Connecticut and other state insurance laws.


WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying mutual fund is registered as an open-end management investment company under the Investment Company Act. Shares of the underlying mutual fund portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights

We are the legal owner of the shares of the underlying mutual funds in which the Sub-accounts invest. However, under SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying mutual fund portfolio requests a vote of shareholders, we will vote our shares in the manner directed by Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying mutual fund portfolio has requested a "proxy" vote with the necessary forms to provide us with their instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

Material Conflicts

It is possible that differences may occur between companies that offer shares of an underlying mutual fund portfolio to their respective separate accounts issuing variable annuities and/or variable life insurance products. Differences may also occur surrounding the offering of an underlying mutual fund portfolio to variable life insurance policies and variable annuity contracts that we offer. Under certain circumstances, these differences could be considered "material conflicts," in which case we would take necessary action to protect persons with voting rights under our variable annuity contracts and variable life insurance policies against persons with voting rights under other insurance companies' variable insurance products. If a "material conflict" were to arise between owners of variable annuity contracts and variable life insurance policies issued by us we would take necessary action to treat such persons equitably in resolving the conflict. "Material conflicts" could arise due to differences in voting instructions between owners of variable life insurance and variable annuity contracts of the same or different companies. We monitor any potential conflicts that may exist.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?


American Skandia Marketing, Incorporated ("ASM"), a wholly-owned subsidiary of American Skandia, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. ASM acts as the distributor of a number of annuity and life insurance products we offer and both American Skandia Trust and American Skandia Advisor Funds, Inc., a family of retail mutual funds. ASM also acts as an introducing broker-dealer through which it receives a portion of brokerage commissions in connection with purchases and sales of securities held by portfolios of American Skandia Trust which are offered as underlying investment options under the Annuity.


ASM's principal business address is One Corporate Drive, Shelton, Connecticut 06484. ASM is registered as broker-dealer under the Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous basis. ASM enters into distribution agreements with independent broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration. Applications for the Annuity are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of the firm. Compensation is generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account. No compensation is payable on Annuities purchased by a member of the designated class of Owners (see "Credits Applied to Purchase Payments for Designated Class of Annuity Owner").

In addition, firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to us or our affiliates. We or ASM may enter into compensation arrangements with certain firms. These arrangements will not be offered to all firms and the terms of such arrangements may differ between firms. Any such compensation will be paid by us or ASM and will not result in any additional charge to you. To the extent permitted by NASD rules and other applicable laws and regulations, ASM may pay or allow other promotional incentives or payments in the form of cash or other compensation.


Advertising: We may advertise certain information regarding the performance of the investment options. Details on how we calculate performance for the Sub-accounts are found in the Statement of Additional Information, including how we account for Credits in these performance measures. This information may help you review the performance of the investment options and provide a basis for comparison with other annuities. This information's usefulness may be limited because of the Credits, since, as of the date of this Prospectus, we were not aware of many annuities with variable and/or market value adjusted fixed investment options that included this type of feature. This information also may be less useful when comparing the performance of the investment options with other savings or investment vehicles. Such other investments may not provide some of the benefits of annuities, or may not be designed for long-term investment purposes. Additionally other savings or investment vehicles may not be receive the beneficial tax treatment given to annuities under the Code.

Performance information on the Sub-accounts is based on past performance only and is not an indication or representation of future performance. Performance of the Sub-accounts is not fixed. Actual performance will depend on the type, quality and, for some of the Sub-accounts, the maturities of the investments held by the underlying mutual funds or portfolios and upon prevailing market conditions and the response of the underlying mutual funds to such conditions. Actual performance will also depend on changes in the expenses of the underlying mutual funds or portfolios. Such changes are reflected, in turn, in the Sub-accounts which invest in such underlying mutual fund or portfolio. In addition, the amount of charges assessed against each Sub-account will affect performance.

Some of the underlying mutual fund portfolios existed prior to the inception of these Sub-accounts. Performance quoted in advertising regarding such Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial offering of the Annuities, or periods during which the underlying mutual fund portfolios have been in existence, but the Sub-accounts have not. Such hypothetical performance is calculated using the same assumptions employed in calculating actual performance since inception of the Sub-accounts.


We may advertise the performance of the underlying mutual fund portfolios in the form of "Standard" and "Non-standard" Total Returns. "Standard Total Return" figures assume that all charges and fees are applicable, including any contingent deferred sales charge that may apply for the period shown but it does not take into consideration any Credits. "Non-standard Total Return" figures may also be used that do not reflect all fees and charges and may assume Credits of 1.5%, 3.0%, 4.0% or 5.0%, respectively, depending on the cumulative amount of Purchase Payments being illustrated. The amount of credits illustrated may be more or less than the Credits applicable to your Annuity (see "What are Credits and how do I Receive Them?"). Non-standard Total Returns are calculated in the same manner as standardized returns except that the calculations may assume no redemption at the end of the applicable periods, thus these figures may not take into consideration the Annuity's contingent deferred sales charge. Any performance advertisements will not reflect the impact of any Target Value Credits.


The information we may advertise regarding the Fixed Allocations may include the then current interest rates we are crediting to new Fixed Allocations. Information on current rates will be as of the date specified in such advertisement. Rates will be included in advertisements to the extent permitted by law. Given that the actual rates applicable to any Fixed Allocation are as of the date of any such Fixed Allocation's Guarantee Period begins, the rate credited to a Fixed Allocation may be more or less than those quoted in an advertisement.


Advertisements   we  distribute   may  also  compare  the   performance  of  our
Sub-accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond Index, the Frank Russell non-U.S. Universal Mean, the Morgan Stanley Capital International Index of Europe, Asia and Far East Funds, and the Morgan Stanley Capital International World Index; and/or (b) other management investment companies with investment objectives similar to the mutual fund or portfolio underlying the Sub-accounts being compared. This may include the performance ranking assigned by various publications, including but not limited to the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today and statistical services, including but not limited to Lipper Analytical Services Mutual Funds Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, SEI, the Morningstar Mutual Fund Sourcebook and the Morningstar Variable Annuity/Life Sourcebook.


American Skandia Life Assurance Corporation may advertise its rankings and/or ratings by independent financial ratings services. Such rankings may help you in evaluating our ability to meet our obligations in relation to Fixed Allocations, pay minimum death benefits, pay annuity payments or administer Annuities. Such rankings and ratings do not reflect or relate to the performance of Separate Account B.


AVAILABLE INFORMATION

A Statement of Additional Information is available from us without charge upon your request. This Prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in those registration statements and the exhibits thereto. You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 450 Fifth Street N.W., Washington, D.C., 20549. You may inspect and copy those registration statements and exhibits thereto at the SEC's public reference facilities at the above address, Room 1024, and at the SEC's Regional Offices, 7 World Trade Center, New York, NY, and the Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, IL. These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this Prospectus is modified or superseded by a statement in this Prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Prospectus. The Annual Report on Form 10-K for the year ended December 31, 1999 previously filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.


We will furnish you without charge a copy of any or all of the documents incorporated by reference in this Prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:

|X| calling our Customer Service Team at 1-800-752-6342 or our automated telephone access and response system (STARS) at 1-800-766-4530
|X|  writing to us at American  Skandia Life Assurance  Corporation,  Attention:
     Customer Service, P.O. Box 7038, Bridgeport, Connecticut 06601-7038
|X| sending an email to customerservice@americanskandia.com or visiting our Internet Website at www.americanskandia.com
|X| accessing information about your Annuity through our Internet Website at www.americanskandia.com

You can obtain account information through our automated telephone access and response system (STARS) and at www.americanskandia.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney or a financial professional, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN through our automated telephone access and response system (STARS) and at www.americanskandia.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. American Skandia reserves the right to limit, restrict or terminate telephonic and electronic transaction privileges at any time.


INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS

As of the date of this Prospectus, neither we nor ASM were involved in any litigation outside of the ordinary course of business, and know of no material claims.

EXECUTIVE OFFICERS AND DIRECTORS

Our executive officers, directors and certain significant employees, their ages, positions with us and principal occupations are indicated below. The immediately preceding work experience is provided for officers that have not been employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation
---                                                           --------------------------                        --------------------

Patricia J. Abram                                             Senior Vice President                            Senior Vice President
48                                                                                                       and National Sales Manager,
                                                                                                                      Variable Life:
                                                                                                                   American Skandia
                                                                                                             Marketing, Incorporated

Ms. Abram  joined us in 1998.  She  previously  held the position of Senior Vice
President, Chief Marketing Officer with Mutual Service Corporation. Ms. Abram was employed there since 1982.

Lori Allen                                                    Vice President                                         Vice President:
30                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Kimberly Anderson                                             Vice President                                         Vice President,
33                                                                                                           National Sales Manager/
                                                                                                                    Qualified Plans:
                                                                                            American Skandia Marketing, Incorporated

Robert M. Arena                                               Vice President                                         Vice President:
31                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Arena joined us in 1995. He previously held an internship position with KPMG
Peat  Marwick in 1994 and the position of Group Sales  Representative  with Paul
Revere Insurance from October, 1990 to August, 1993.

Gordon C. Boronow                                             President and                                            President and
47                                                            Deputy Chief Executive Officer         Deputy Chief Executive Officer:
                                                              Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Robert W. Brinkman                                            Senior Vice President                           Senior Vice President,
35                                                                                                           National Sales Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Malcolm M. Campbell                                           Director (since July, 1991)                 Director of Operations and
44                                                                                                     Chief Actuary, Assurance and
                                                                                                        Financial Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Jan R. Carendi                                                Chief Executive                    Senior Executive Vice President and
55                                                            Officer and                      Member of Executive Management Group:
                                                              Chairman of the                         Skandia Insurance Company Ltd.
                                                              Board of Directors
                                                              Director (since May, 1988)

Carl Cavaliere                                                Vice President                                         Vice President:
37                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cavaliere joined us in 1998. He previously held the position of Director of Operations with Aetna, Inc. since 1989.


Y.K. Chan                                                     Senior Vice President                            Senior Vice President
42                                                                                                    and Chief Information Officer:
                                                                                                        American Skandia Information
                                                                                                 Services and Technology Corporation

Mr. Chan joined us in 1999. He previously held the position of Chief Information
Officer with E.M. Warburg Pincus from January 1995 until April 1999 and the position of Vice President, Client Server Application Development with Scudder,
Stevens and Clark from January 1991 until January 1995.

Lucinda C. Ciccarello                                         Vice President                           Vice President, Mutual Funds:
41                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Ciccarello joined us in 1997. She previously held the position of Assistant
Vice President with Phoenix Duff & Phelps since 1984.

Lincoln R. Collins                                            Senior Vice President                           Senior Vice President:
39                                                            Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Tim Cronin                                                    Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cronin joined us in 1998. He previously held the position of  Manager/Client
Investor with Columbia Circle Investors since 1995.

Henrik Danckwardt                                             Director (since July, 1991)                        Director of Finance
46                                                                                                               and Administration,
                                                                                                             Assurance and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Harold Darak                                                  Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.   Darak   joined  us  in  1999.   He   previously   held  the   position  of
Consultant/Senior Manager with Deloitte & Touche since 1998 and the positions of
Second  Vice  President  with The  Guardian  since 1996 and The  Travelers  from
October, 1982 until December, 1995.

Wade A. Dokken                                                Deputy Chief Executive Officer                           DCEO and COO:
40                                                            and Chief Operating Officer                      American Skandia Life
                                                              Director (since July, 1991)                      Assurance Corporation


Elaine C. Forsyth                                             Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Larisa Gromyko                                                Director, Insurance Compliance         Director, Insurance Compliance:
53                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Maureen Gulick                                                Director, Business Operations           Director, Business Operations:
37                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Berthann Jones                                                Vice President                                         Vice President:
45                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Jones  joined  us in  1997.  She  previously  held  the  position  of  Vice
President/Trust  Officer with Ridgefield Bank since 1996 and Manager with Wright
Investors Service since 1993.

Ian Kennedy                                                   Senior Vice President                           Senior Vice President,
52                                                                                                                 Customer Service:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Mr. Ian Kennedy joined us in 1998. He previously was self-employed since 1996 and held the position of Vice President, Customer Service with SunLife of Canada from September, 1968 to August, 1995.

T. Richard Kennedy                                            General Counsel and                                   General Counsel:
65                                                            Director (since March, 2000)                     American Skandia Life
                                                                                                               Assurance Corporation

Mr. T. Richard Kennedy joined us in 1999. He previously was Managing Partner with the law firm of Werner & Kennedy.

N. David Kuperstock                                           Vice President                                         Vice President:
48                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Thomas M. Mazzaferro                                          Executive Vice President and              Executive Vice President and
47                                                            Chief Financial Officer,                      Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Gunnar J. Moberg                                              Director (since October, 1994)         Director - Marketing and Sales,
45                                                                                                          Assurances and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

David R. Monroe                                               Senior Vice President,                          Senior Vice President,
38                                                            Treasurer and                                            Treasurer and
                                                              Corporate Controller                             Corporate Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Monroe joined us in 1996. He  previously  held  positions of Assistant  Vice
President at Allmerica Financial since 1994.

Michael A. Murray                                             Senior Vice President                                  Vice President,
31                                                                                                           National Sales Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Brian O'Connor                                                Vice President                                         Vice President,
35                                                                                                           National Sales Manager,
                                                                                                               Internal Wholesaling:
                                                                                                                    American Skandia

                                                                                                             Marketing, Incorporated

M. Patricia Paez                                              Vice President                                         Chief of Staff:
39                                                                                                            American Skandia, Inc.




Polly Rae                                                     Vice President                                         Vice President:
37                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Rebecca Ray                                                   Vice President                                         Vice President:
44                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Ray  joined us in 1999.  She  previously  held the  position  of First Vice
President with Prudential  Securities since 1997 and Vice President with Merrill
Lynch since 1995.

Rodney D. Runestad                                            Vice President                                         Vice President:
50                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Hayward L. Sawyer                                             Senior Vice President                         Executive Vice President
55                                                                                                           National Sales Manager:
                                                                                                                   American Skandia
                                                                                                             Marketing, Incorporated

Lisa Shambelan                                                Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Karen Stockla                                                 Vice President                                         Vice President,
33                                                                                                Intellectual Resources Department:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Ms. Stockla joined us in 1998. She previously held the position of Manager, Application Development with Citizens Utilities Company since 1996 and HRIS Tech
Support Representative with Yale New Haven Hospital since 1993.

William H. Strong                                             Vice President                                         Vice President:
56                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously held the position of Vice President with American Financial Systems from June 1994 to October 1997 and the position of Actuary with Connecticut Mutual Life from June 1965 to June 1994.

Leslie S. Sutherland                                          Vice President                                         Vice President,
46                                                                                                    National Key Accounts Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Amanda C. Sutyak                                              Vice President                                         Vice President:
42                                                            Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Christian A. Thwaites                                         Senior Vice President                           Senior Vice President,
42                                                                                                      National Marketing Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Mr. Thwaites joined us in 1996. He previously held the position of consultant with Monitor Company since October 1995 and Vice President with Aetna, Inc.
since 1995.


Mary Toumpas                                                  Vice President                                      Vice President and
48                                                                                                              Compliance Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms. Toumpas  joined us in 1997.  She  previously  held the position of Assistant
Vice President with Chubb Life/Chubb Securities since 1973.

Bayard F. Tracy                                               Senior Vice President and                       Senior Vice President,
52                                                            Director (since September, 1994)               National Sales Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Deborah G. Ullman                                             Senior Vice President                        Senior Vice President and
45                                                                                                          Chief Operating Officer:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ullman joined us in 1998. She previously held the position of Vice President with Aetna, Inc. since 1977.

Jeffrey M. Ulness                                             Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Derek Winegard                                                Vice President                                         Vice President:
41                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Winegard  joined us in 1999. He previously held the position of Senior Vice
President with Trust Consultants, Inc. since 1991.

Brett M. Winson                                               Senior Vice President and                       Senior Vice President,
44                                                            Director (since March 2000)          Intellectual Resource Development
                                                                                                              American Skandia, Inc.

Mr. Winson  joined us in 1998.  He  previously  held the position of Senior Vice
President with Sakura Bank, Ltd. since 1990.


CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|  American Skandia Life Assurance Corporation
|X| American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)
|X|  American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|  Current and Effective Yield
|X|  Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|  How We Calculate the Market Value Adjustment

General Information
|X|  Voting Rights
|X|  Modification
|X|  Deferral of Transactions
|X|  Misstatement of Age or Sex
|X|  Ending the Offer

Independent Auditors

Legal Experts

Financial Statements
|X| Appendix A - American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

            APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the
Company:


(in thousands)                                                     For the Year Ended December 31,

                                                 1999              1998           1997           1996            1995
                                                 ----              ----           ----           ----            ----
STATEMENT OF OPERATIONS DATA

Revenues:
Annuity and life insurance
   charges and fees*                       $     289,989   $      186,211   $    121,158     $    69,780   $    38,837
Fee income                                        83,243           50,839         27,593          16,420         6,206
Net investment income                             10,441           11,130          8,181           1,586         1,601
Premium income and
    other revenues                                 3,688            1,360          1,082             265            45
                                           -------------    -------------   ------------     -----------   -----------
Total revenues                             $     387,361    $     249,540   $    158,014     $    88,051   $    46,689
                                           =============    =============   ============     ===========   ===========

Benefits and Expenses:
Annuity and life insurance benefits        $         612    $         558   $      2,033     $       613   $       555
Change in annuity policy reserves                  3,078            1,053             37             635        (6,779)
Cost of minimum death benefit
    reinsurance                                    2,945            5,144          4,545           2,867         2,057
Return credited to contractowners                 (1,639)          (8,930)        (2,018)            673        10,613
Underwriting, acquisition and

    other insurance expenses                     206,350          167,790         90,496          49,887        35,914
Interest expense                                  69,502           41,004         24,895          10,791         6,500
                                           -------------    -------------  -------------    ------------  ------------

Total benefits and expenses                $     280,848    $     206,619  $     119,988    $     65,466  $     48,860
                                           =============    =============  =============    ============  ============
Income tax expense (benefit)               $      30,344    $       8,154  $      10,478    $     (4,038) $        397
                                           =============    =============  =============    ============  ============

Net income (loss)                          $      76,169    $      34,767  $      27,548    $     26,623  $     (2,568)
                                           =============    =============  =============    ============  =============

STATEMENT OF FINANCIAL CONDITION

Total Assets                               $  30,849,414    $  18,848,273  $  12,894,290    $  8,268,696  $  4,956,018
                                           =============    =============  =============    ============  ============

Future fees payable to parent              $     576,034    $     368,978  $     233,034    $     47,112  $          -
                                           =============    =============  =============    ============  ============

Surplus Notes                              $     179,000    $     193,000  $     213,000    $    213,000  $    103,000
                                           =============    =============  =============    ============  ============
Shareholder's  Equity                      $     359,434    $     250,417  $     184,421     $   126,345  $     59,713
                                           =============    =============  =============     ===========  ============

* On annuity and life  insurance  sales of $6,862,968,  $4,159,662,  $3,697,990,
$2,795,114, and $1,628,486 during the years ended December 31, 1999, 1998, 1997,
1996, and 1995, respectively, with contractowner assets under management of $29,396,693, $17,854,761, $12,119,191, $7,764,891, and $4,704,044 as of December
31, 1999, 1998, 1997, 1996 and 1995, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's Discussion and Analysis of Financial Condition and Results of Operations should be read in conjunction with the financial statements and the notes thereto and Item 6, Selected Financial Data.

Management's Discussion and Analysis of Financial Condition and Results of Operations contains certain forward-looking statements pursuant to the Private Securities Litigation Reform Act of 1995. These forward-looking statements are based on estimates and assumptions that involve certain risks and uncertainties, therefore actual results could differ materially due to factors not currently known. These factors include significant changes in financial markets and other economic and business conditions, state and federal legislation and regulation, ownership and competition.

 Results of Operations

 Annuity and life insurance sales increased 65%, 12%, and 32% in 1999, 1998 and 1997, respectively. The Company continues to show significant growth in sales volume as a result of innovative product development activities, the recruitment and retention of top producers, and the success of its highly rated customer service teams. The sales growth was also attributable to the strong performance of the underlying mutual funds, which support the Separate Account assets. All three major distribution channels achieved significant sales growth in 1999.

 As a result of the significant growth in sales and assets under management, contractowner fees and charges and fees generated from transfer agency-type and investment support activities increased considerably over the past three years:

     (annual percentage growth)   1999              1998              1997

   Annuity and life insurance
     charges and fees              56%               54%              74%
   Fee income                      64%               84%              68%

Net investment income decreased 6% in 1999, increased 36% and 416% in 1998 and 1997, respectively. The decrease in 1999 was the result of $1,036,000 of amortization of the premium paid on a derivative instrument purchased during 1999. As noted in Note 2C of Notes to Consolidated Financial Statements, the derivative instrument, an equity put option, was purchased as a hedge against potential GMDB reserves increases. Excluding the derivative amortization, 1999 net investment income increased 3% as a result of increased bond holdings in support of the Company's risk-based capital initiatives. The increases in 1998 and 1997 were generated from the bond holdings, which were increased in 1998 and 1997 to meet risk based capital goals, which in turn, have increased as a result of the growth in business.

 Premium income represents premiums earned on sale of ancillary contracts; immediate annuities with life contingencies, supplementary contracts with life contingencies and certain life insurance products. Sales of supplementary contracts increased in 1999 and decreased in slightly in 1998 and 1997. There were no immediate annuities sold in 1999 and sales in 1998 and 1997 were modest.

 Annuity benefits, which represent immediate annuities, supplementary contracts and death benefits paid on annuity contracts with mortality risks were not significant in each of the past three years due primarily to the age of the policies in force.

 The change in annuity policy reserves includes changes in reserves related to annuity contracts with mortality risks as well as the Company's guaranteed minimum death benefit ("GMDB") liability. During the second quarter of 1999, the Company's agreement to reinsure substantially all of its exposure on the GMDB was terminated and the business was recaptured, as the reinsurer had announced its intention to exit this market. The increase in reserves resulting from this change was offset by a decrease in reserves associated with the change to reserve methodology on the GMDB. The new reserve methodology complies with the National Association of Insurance Commissioners Actuarial Guideline XXXIV. In the later half of 1999, the Company instituted a hedge program to manage the market risk and reserve fluctuations associated with the GMDB policies through the use of equity put options. The Company is currently continuing this program while evaluating alternative hedging strategies.

 The reinsurance premium associated with the GMDB exposure is based on levels of assets under management. Due to increased sales and account growth, this cost had increased in 1997 and 1998 and through May 1999. The termination of the reinsurance treaty as of May 31, 1999 resulted in the year to year decrease in this benefit for the twelve months ended December 31, 1999.

 Return credited to contractowners consists of revenues on the variable and market value adjusted annuities and variable life insurance, offset by the benefit payments and change in reserves required on this business. Market value adjusted annuity activity has the largest impact on this benefit. In 1999, the Separate Account investment returns on these contracts did not meet the expected returns calculated in the reserves. In 1998, the actual returns significantly outperformed the expected returns and in 1997, these expectations were met.

 Underwriting, acquisition and other insurance expenses for 1999, 1998 and 1997 were as follows:


                       (in thousands)                     1999                 1998               1997
                                                          ----                 ----               ----

   Commissions and general expenses                    $ 576,649            $ 342,594          $ 281,560
   Net capitalization of deferred
      acquisition costs                                 (370,299)            (174,804)          (191,064)
                                                       ---------            ---------           ---------

   Underwriting, acquisition and other
      insurance expenses                               $ 206,350             $167,790            $90,496
                                                       =========             ========            =======

Commissions, general operating expenses and the net deferral of acquisition costs have all increased in 1999, due largely to record sales. Current sales trends have resulted in a shift to asset based commission agreements. This coupled with increased asset levels from increased sales and equity market appreciation have led to the increase in commissions and general expenses. In 1998, commissions and general expenses increased as a result of strong sales and start up costs associated with the Company's entry into variable life insurance and qualified plans. The net capitalization of acquisition costs decreased in 1998 as a result of increased amortization. In 1997, expense increases were driven primarily from strong sales.

Interest  expense  increased  $28,498,000,  $16,109,000 and $14,104,000 in 1999,
1998 and 1997, respectively, as a result of additional financing transactions, which consisted of the sale of future fees to the Parent ("securitization transactions"). In addition, the Company retired surplus notes on December 10, 1999 and December 31, 1998 of $14,000,000 and $20,000,000 respectively. Surplus notes outstanding as of December 31, 1999 and 1998 totaled $179,000,000 and $193,000,000, respectively.

The effective income tax rates for the years ended December 31, 1999, 1998 and 1997 were 28%, 19% and 28%, respectively. The effective rate is lower than the corporate rate of 35% due to permanent differences, with the most significant item being the dividend received deduction. Management believes that based on the taxable income produced in the past two years, as well as the continued growth in annuity sales, the Company will produce sufficient taxable income in future years to realize its deferred tax assets.

The Company generated net income after tax of $76,169,000, $34,767,000 and $27,548,000 in 1999, 1998 and 1997, respectively. The Company benefited in each of the past three years from strong sales growth and favorable market conditions. The Company considers Mexico an emerging market and has invested in the Skandia Vida operations with the expectation of generating profits from long-term savings products in future years. As such, Skandia Vida has generated net losses of $2,523,000, $2,514,000 and $1,438,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

Total assets grew 64%, 46%, and 56% in 1999, 1998 and 1997, respectively. These increases were a direct result of the substantial sales volume and market growth of the separate account assets. The sales and market growth also drove increases in deferred acquisition costs, as well as fixed maturity investments held in support of the Company's risk based capital requirements. Liabilities grew 64%, 46%, and 56% in 1999, 1998 and 1997, respectively, as a result of the reserves required for the increased sales activity along with the sale of future fees and charges during these periods. These sales of future fees and charges to the Parent are needed to fund the acquisition costs of the Company's variable annuity and life insurance business.

Liquidity and Capital Resources

The Company's liquidity requirement was met by cash from insurance operations, investment activities, borrowings from its Parent and the sale of rights to future fees and charges to its Parent.

The majority of the operating cash outflow resulted from the sale of variable annuity and variable life products which carry a contingent deferred sales charge. This type of product causes a temporary cash strain in that 100% of the proceeds are invested in separate accounts supporting the product leaving a cash (but not capital) strain caused by the acquisition cost for the new business. This cash strain required the Company to look beyond the cash made available by insurance operations and investments of the Company to financing in the form of surplus notes, capital contributions, the sale of certain rights to future fees and charges as well as modified coinsurance reinsurance arrangements:

     o During 1999 and 1998, the Company  received  $34,800,000 and $22,600,000, respectively, from ASI to support the capital needs of its U.S. operations during the current year along with the following year's anticipated growth in business. In addition, the Company received $1,690,000 and $5,762,000 from ASI in 1999 and 1998 to support its investment in Skandia Vida.

     o Funds received from new securitization transactions amounted to $265,710,000, $169,881,000, and $194,512,000 for 1999, 1998 and 1997,
     respectively (see Note 8 of the Notes to Audited Consolidated Financial Statements). In addition, $71,000,000 was received from ASI in the fourth quarter of 1999 in advance of a securitization transaction completed in the first quarter of 2000.

     o During 1999, 1998 and 1997, the Company extended its reinsurance agreements. The reinsurance agreements are modified coinsurance arrangements where the reinsurer shares in the experience of a specific book of business.

The Company expects the continued use of reinsurance and securitization transactions to fund the cash strain anticipated from the acquisition costs on the coming years' sales volume.

As of December  31, 1999 and 1998,  shareholder's  equity was  $359,434,000  and
$250,417,000,   respectively.  The  increases  were  driven  by  the  previously
mentioned  capital   contributions   received  from  ASI  and  net  income  from
operations.

The Company has long-term surplus notes and short-term borrowings with ASI. No dividends have been paid to ASI.

The National Association of Insurance Commissioners ("NAIC") requires insurance companies to report information regarding minimum Risk Based Capital ("RBC") requirements. These requirements are intended to allow insurance regulators to identify companies which may need regulatory attention. The RBC model law requires that insurance companies apply various factors to asset, premium and reserve items, all of which have inherent risks. The formula includes components for asset risk, insurance risk, interest risk and business risk. The Company has complied with the NAIC's RBC reporting requirements and has total adjusted capital well above required capital.

Effects of Inflation

The rate of inflation has not had a significant effect on the Company's financial statements.

Year 2000 Compliance

The Company's computer support is provided by its affiliate, American Skandia Information Services and Technology Corporation, which also provides such support for the Company's affiliated broker-dealer, American Skandia Marketing, Incorporated and the Company's affiliated investment advisory firm, American
Skandia Investment Services, Incorporated. Because of the nature of the Company's business, any assessment of the potential impact of the Year 2000 issues on the Company must be an assessment of the potential impact of these issues on all these companies, which are referred to below as "American Skandia".

The Company experienced no significant errors or disruptions in computer service, interfaces with computer systems of investment managers, sub-advisors, third party administrators, vendors and other business partners on or after January 1, 2000.

American Skandia engaged external information technology specialists to review its operating systems and internally developed software. The costs associated with these assessments and Year 2000 related remediation was $1,400,000 in 1999 and $750,000 in 1998 and prior. The Company was allocated the majority of these costs.

American Skandia continues to review new and existing systems and has contingency plans in place as part of its Business Continuity Plan. This plan involves virtually all aspects of the business and will continue to be a focus of management beyond the Year 2000 event.

Outlook

The Company believes that it is well positioned to retain and enhance its position as a leading provider of financial products for long-term savings and retirement purposes as well as to address the economic impact of premature death, estate and business planning concerns and supplemental retirement needs. Strength in the areas of investment options offered, innovative and leading edge product offerings and superior customer service are expected to allow the Company to continue to grow market share in a marketplace which continues to grow.

Certain regulatory and legislative initiatives or proposed accounting standards, if adopted, could adversely impact the Company, despite it's strong market position. Of particular importance is President Clinton's proposed budget for 2001, which includes proposed revenue-raising tax changes such as the "DAC tax" on annuity and life products that could further increase the Company's cash strain. In addition, the recently enacted Financial Services Modernization Act, which allows banks and insurance companies to affiliate under a common holding company, may create previously unseen competitive pressures that could impact the Company's ability to do business in the same manner it has previously. Additionally, discussions on regulation of the Internet may impact on the way the Company does business in the future.

QUANTITATIVE AND QUALITATIVE  DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential fluctuations in earnings and the fair value of certain of its assets and liabilities, as well as variations in expected cash flows due to changes in market interest rates and equity prices. The following discussion focuses on specific exposures the Company has to interest rate and equity price risk and describes strategies used to manage these risks. The discussion is limited to financial instruments subject to market risks and is not intended to be a complete discussion of all of the risks the Company is exposed to.

Interest Rate Risk

Fluctuations in interest rates can potentially impact the Company's profitability and cash flows. The Company has 97% of assets held under management that are in non-guaranteed Separate Accounts for which the Company's exposure is not significant as the contractowner assumes substantially all the investment risk. On the remaining 3% of assets the interest rate risk from contracts that carry interest rate exposure, is managed through an asset/liability matching program which takes into account the risk variables of the insurance liabilities supported by the assets.

At December 31, 1999, the Company held in its general account $201,509,000 of fixed maturity investments that are sensitive to changes in interest rates. These securities are held in support of the Company's fixed immediate annuities and supplementary contracts ($29,912,000 in reserves at December 31, 1999) and in support of the Company's target solvency capital. The Company has a conservative investment philosophy with regard to these investments. All investments are investment grade corporate securities, government agency or U.S. government securities.

The Company's deferred annuity products offer a fixed option which subjects the Company to interest rate risk. The fixed option guarantees a fixed rate of interest for a period of time selected by the contractowner. Guarantee period options available range from 1 to 10 years. Withdrawal of funds before the end of the guarantee period subjects the contract holder to a market value adjustment ("MVA"). In the event of rising interest rates, which make the fixed maturity securities underlying the guarantee less valuable, the MVA could be negative. In the event of declining interest rates, which make the fixed maturity securities underlying the guarantee more valuable, the MVA could be positive. The resulting increase or decrease in the value of the fixed option, from calculation of the MVA, should substantially offset the increase or decrease in the market value of the securities underlying the guarantee. The Company maintains strict asset/liability matching to enable this offset. However, the Company still takes on the default risk for the underlying securities, the interest rate risk of reinvestment of interest payments and the risk of failing to maintain the asset/liability matching program with respect to duration and convexity. At December 31, 1999 the Company had $939,585,000 in fixed investment options subject to these risks.

Equity Market Exposure

The primary equity market risk to the Company comes from the nature of the variable annuity and variable life products sold by the Company. Various fees and charges earned are substantially derived as a percentage of the market value of assets under management. In a market decline, this income would be reduced. This could be further compounded by customer withdrawals, net of applicable surrender charge revenues, partially offset by transfers to the fixed option discussed above. A 10% decline in the market value of the assets under management at December 31, 1999, sustained throughout 2000, would result in an approximate drop in related annual fee income of $48,178,000.

As discussed in Note 2 of the Consolidated Financial Statements, in 1999 the Company utilized derivative instruments to hedge against the risk of significant decreases in equity markets which would expose the Company to increases in guaranteed minimum death benefits liabilities. Prior to the implementation of this program the Company utilized reinsurance to transfer this risk.

The Company has a small portfolio of equity investments; mutual funds which are held in support of a deferred compensation program. In the event of a decline in market values of underlying securities, the value of the portfolio would decline, however the accrued benefits payable under the related deferred compensation program would decline by a corresponding amount.

In addition, it is not clear what the impact of a prolonged downturn in the equity markets would have on ongoing sales. Customer's perceptions of a downturn in equity markets coupled with rising interest rates could move them into financial products other than variable annuities or variable life; however, the Company's products might remain attractive to purchasers in relation to other long-term savings vehicles even after such a decline.

                  AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION



                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated statements of financial condition of American Skandia Life Assurance Corporation (the "Company" which is a wholly-owned subsidiary of Skandia Insurance Company Ltd.) as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Skandia Life Assurance Corporation at December 31, 1999 and 1998, and the consolidated results of their operations and cash flows for each of the three years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP


Hartford, Connecticut
February  11,  2000,
except for Note 18 as to which the date is March 22, 2000

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                 Consolidated Statements of Financial Condition
                                 (in thousands)


                                                                                 As of December 31,
                                                                          1999                        1998
                                                                     ---------------            ----------------

ASSETS

Investments:
  Fixed maturities - at amortized cost                               $        3,360             $         8,289
  Fixed maturities - at fair value                                          198,165                     141,195
  Investment in mutual funds - at fair value                                 16,404                       8,210
  Derivative instruments                                                        189                           -
  Policy loans                                                                1,270                         569
                                                                      --------------              --------------

    Total investments                                                       219,388                     158,263

Cash and cash equivalents                                                    89,212                      77,525
Accrued investment income                                                     4,054                       2,880
Deferred acquisition costs                                                1,087,705                     721,507
Reinsurance receivable                                                        4,062                       4,191
Receivable from affiliates                                                        -                       1,161
Income tax receivable - deferred                                             51,726                      38,861
State insurance licenses                                                      4,263                       4,413
Fixed assets                                                                  3,305                         328
Other assets                                                                  4,533                       3,744
Separate account assets                                                  29,381,166                  17,835,400
                                                                     ---------------            ----------------

  Total assets                                                       $   30,849,414             $    18,848,273
                                                                     ===============            ================

LIABILITIES AND SHAREHOLDER'S EQUITY


Liabilities:
Reserve for future contractowner benefits                            $       11,215             $        37,508
Policy reserves                                                              29,912                      25,545
Drafts outstanding                                                           51,059                      28,941
Accounts payable and accrued expenses                                       158,590                      91,827
Income tax payable                                                           24,268                       6,657
Payable to affiliates                                                        68,736                           -
Future fees payable to parent                                               576,034                     368,978
Short-term borrowing                                                         10,000                      10,000
Surplus notes                                                               179,000                     193,000
Separate account liabilities                                             29,381,166                  17,835,400
                                                                     ---------------            ----------------

  Total Liabilities                                                      30,489,980                  18,597,856
                                                                     ---------------            ----------------

Shareholder's equity:
  Common stock, $100 and $80 par value, 25,000 shares authorized,
    issued and outstanding                                                    2,500                       2,000
  Additional paid-in capital                                                215,879                     179,889
  Retained earnings                                                         141,162                      64,993
  Accumulated other comprehensive income                                       (107)                      3,535
                                                                     ---------------            ----------------

    Total Shareholder's equity                                              359,434                     250,417
                                                                     ---------------            ----------------

    Total liabilities and shareholder's equity                       $   30,849,414             $    18,848,273
                                                                     ===============            ================

                See notes to consolidated financial statements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                      Consolidated Statements of Operations
                                 (in thousands)


                                                                     For the Year Ended December 31,
                                                              1999                1998                1997
                                                         --------------       -------------       -------------

REVENUES

Annuity and life insurance charges and fees              $     289,989        $    186,211        $    121,158
Fee income                                                      83,243              50,839              27,593
Net investment income                                           10,441              11,130               8,181
Premium income                                                   1,278                 874                 920
Net realized capital gains                                         578                  99                  87
Other                                                            1,832                 387                  75
                                                         --------------       -------------       -------------

  Total revenues                                               387,361             249,540             158,014
                                                         --------------       -------------       -------------


EXPENSES

Benefits:
  Annuity and life insurance benefits                              612                 558               2,033
  Change in annuity and life insurance policy reserves           3,078               1,053                  37
  Cost of minimum death benefit reinsurance                      2,945               5,144               4,545
  Return credited to contractowners                             (1,639)             (8,930)             (2,018)
                                                         --------------       -------------       -------------

                                                                 4,996              (2,175)              4,597

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                   206,350             167,790              90,496
  Interest expense                                              69,502              41,004              24,895
                                                         --------------       -------------       -------------

                                                               275,852             208,794             115,391
                                                         --------------       -------------       -------------

  Total benefits and expenses                                  280,848             206,619             119,988
                                                         --------------       -------------       -------------

    Income from operations before income tax                   106,513              42,921              38,026

      Income tax expense                                        30,344               8,154              10,478
                                                         --------------       -------------       -------------

        Net income                                       $      76,169        $     34,767        $     27,548
                                                         ==============       =============       =============

                See notes to consolidated financial statements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                 Consolidated Statements of Shareholder's Equity
                                 (in thousands)


                                                                     For the Year Ended December 31,
                                                              1999                1998                1997
                                                         --------------      --------------      --------------

Common stock:
  Beginning balance                                      $       2,000       $       2,000       $       2,000
  Increase in par value                                            500                   -                   -
                                                         --------------      --------------      --------------

    Ending balance                                               2,500               2,000               2,000
                                                         --------------      --------------      --------------

Additional paid in capital:
  Beginning balance                                            179,889             151,527             122,250
  Transferred to common stock                                     (500)                  -                   -
  Additional contributions                                      36,490              28,362              29,277
                                                         --------------      --------------      --------------

    Ending balance                                             215,879             179,889             151,527
                                                         --------------      --------------      --------------

Retained earnings:
  Beginning balance                                             64,993              30,226               2,678
  Net income                                                    76,169              34,767              27,548
                                                         --------------      --------------      --------------

    Ending balance                                             141,162              64,993              30,226
                                                         --------------      --------------      --------------

Accumulated other comprehensive income:

  Beginning balance                                              3,535                 668                (584)
  Other comprehensive income                                    (3,642)              2,867               1,252
                                                         --------------      --------------      --------------

    Ending Balance                                                (107)              3,535                 668
                                                         --------------      --------------      --------------

      Total shareholder's equity                         $     359,434       $     250,417       $     184,421
                                                         ==============      ==============      ==============

                See notes to consolidated financial statements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                      Consolidated Statements of Cash Flows
                                 (in thousands)


                                                                     For the Year Ended December 31,
                                                              1999                1998                1997
                                                         --------------       -------------      --------------

Cash flow from operating activities:

  Net income                                             $      76,169              34,767       $       27,548
  Adjustments to reconcile net income to net
    cash used in operating activities:
      Amortization and depreciation                              1,495                 251                  223
      Deferred tax expense                                     (10,903)            (14,242)              (9,631)
      Change in unrealized losses on derivatives                 3,749                   -                    -
      Increase in policy reserves                                4,367               1,130                3,176
      Change in receivable from/payable to affiliates           69,897                 166               (1,321)
      Change in income tax payable                              17,611               7,704               (2,172)
      Increase in other assets                                    (789)             (1,173)                (415)
      Increase in accrued investment income                     (1,174)               (438)                (483)
      Decrease/(increase) in reinsurance receivable                129               2,152                 (268)
      Increase in deferred acquisition costs                  (366,198)           (174,804)            (190,969)
      Increase in accounts payable and accrued expenses         66,763              20,637                5,719
      Increase in drafts outstanding                            22,118               9,663                6,245
      Change in foreign currency translation, net                  701                 (22)                (34)
      Realized capital gain                                       (578)                (99)                (87)
                                                         --------------       -------------      --------------

        Net cash used in operating activities                 (116,643)            (114,308)           (162,469)
                                                         --------------       -------------      --------------

Cash flow from investing activites:

      Purchase of fixed maturity investments                   (99,250)            (31,828)            (28,905)
      Proceeds from sale and maturity of fixed
        maturity investments                                    36,226               4,049              10,755
      Purchase of derivatives                                   (4,974)                  -                   -
      Purchase of shares in mutual funds                       (17,703)             (7,158)             (5,595)
      Proceeds from sale of shares in mutual funds              14,657               6,086               1,415
      Purchase of fixed assets                                  (3,178)                (18)               (189)
      Increase in policy loans                                    (701)                118                (528)
                                                         --------------       -------------      --------------

        Net cash used in investing activities                  (74,923)            (28,751)            (23,047)
                                                         --------------       -------------      --------------

Cash flow from financing activities:

      Capital contribution from parent                          22,490               8,362              29,277
      Increase in future fees payable to parent                207,056             135,944             185,922
      Net withdrawals from contractowner accounts              (26,293)             (5,696)              6,959
                                                         --------------       -------------      --------------

        Net cash provided by financing activities               203,253             138,610             222,158
                                                         --------------       -------------      --------------

          Net increase/(decrease) in cash and cash
            equivalents                                         11,687              (4,449)             36,642

          Cash and cash equivalents at beginning of year        77,525              81,974              45,332
                                                         --------------       -------------      --------------

            Cash and cash equivalent at end of year      $      89,212              77,525       $      81,974
                                                         ==============       =============      ==============

     Income taxes paid                                   $      23,637              14,651       $      22,308
                                                         ==============       =============      ==============

      Interest paid                                      $      69,697              35,588       $      16,916
                                                         ==============       =============      ==============

                See notes to consolidated financial statements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                   Notes to Consolidated Financial Statements

                                December 31, 1999

1.  ORGANIZATION AND OPERATION

    American Skandia Life Assurance Corporation (the "Company") is a wholly-owned subsidiary of American Skandia, Inc. ("ASI", formerly known as American Skandia Investment Holding Corporation) whose ultimate parent is Skandia Insurance Company Ltd., a Swedish Corporation.

    The Company develops long-term savings and retirement products which are distributed through its affiliated broker/dealer company, American Skandia Marketing, Incorporated ("ASM"). The Company currently issues variable life insurance and variable, fixed, market value adjusted and immediate annuities for individuals, groups and qualified pension plans.

    The Company has 99.9% ownership in Skandia Vida, S.A. de C.V. ("Skandia Vida") which is a life insurance company domiciled in Mexico. Skandia Vida had total shareholder's equity of $4,592,000 and $4,724,000 as of December 31, 1999, and 1998, respectively. The Company considers Mexico an emerging market and has invested in the Skandia Vida operations with the expectation of generating profits from long-term savings products in future years. As such, Skandia Vida has generated net losses of $2,523,000, $2,514,000 and $1,438,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    A.  Basis of Reporting

        The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles. Intercompany transactions and balances have been eliminated in consolidation.

        Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

    B.  New Accounting Pronouncements

        In March 1998, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Software Developed or Obtained for Internal Use. The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed all internal use software related costs as incurred. The Company has identified and capitalized $3,035,000 of costs associated with internal use software during 1999 and is amortizing the applicable costs on a straight-line basis over a three year period. At December 31, 1999, the unamortized balance was $2,920,000 and is included in fixed assets.

        In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). Subsequently, in July 1999, FASB issued FAS 137 "Deferral of the Effective Date of FASB Statement 133". The adoption date was delayed to fiscal years beginning after June 15, 2000. The Company is currently evaluating the potential impact on its financial position.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    C.  Investments

        The Company has classified its fixed maturity investments as either held-to-maturity or available-for-sale. Investments classified as held-to-maturity are investments that the Company has the ability and intent to hold to maturity. Such investments are carried at amortized cost. Those investments which are classified as available-for-sale are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

        The Company has classified its mutual fund investments held in support of a deferred compensation plan are available-for-sale. Such investments are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

        Derivative instruments are recorded consistent with hedged items. The Company hedges the market value fluctuations of the guaranteed minimum death benefit ("GMDB") exposure embedded in its policy reserves and as such, the portion of the derivative instrument which constitutes an effective hedge is carried at market value. The cost associated with the portion of the instrument which is not considered an effective hedge is amortized to investment income over the life of the instrument.

        Policy loans are carried at their unpaid principal balances.

        Realized gains and losses on disposal of investments are determined by the specific identification method and are included in revenues.

    D.  Derivative Instruments

        During the second quarter of 1999, the Company's agreement to reinsure substantially all of its exposure on its GMDB liability was terminated and the business was recaptured, as the reinsurer had recently announced its intention to exit this market. In response, the Company instituted a hedge program to effectively manage the market risk associated with GMDB reserve fluctuations using put options. The cash invested in the put options is at risk to the extent that the value of the underlying index is less than the strike price at the exercise date. This would be offset by a corresponding decrease in the hedged GMDB exposure.

    E.  Cash Equivalents

        The Company considers all highly liquid time deposits, commercial paper and money market mutual funds purchased with a maturity of three months or less to be cash equivalents.

    F.  Fair Values of Financial Instruments

        The methods and assumptions used to determine the fair value of financial instruments are as follows:

        Fair values of fixed maturities with active markets are based on quoted market prices. For fixed maturities that trade in less active markets, fair values are obtained from an independent pricing service.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    F.  Fair Values of Financial Instruments (continued)

        Fair values of investments in mutual funds are based on quoted market prices.

        The fair value of the portion of the derivative instrument which constitutes an effective hedge is determined based on current value of the underlying index.

        The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these investments.

        The carrying value of short-term borrowing approximates fair value due to the short-term nature of these liabilities.

        Fair values of certain financial instruments, such as future fees payable to parent and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

    G.  State Insurance Licenses

        Licenses to do business in all states have been capitalized and reflected at the purchase price of $6,000,000 less accumulated amortization. The cost of the licenses is being amortized on a straight line basis over 40 years.

    H.  Income Taxes

        The Company is included in the consolidated federal income tax return and combined state income tax return of an upstream company, Skandia AFS Development Holding Corporation and certain of its subsidiaries. In accordance with the tax sharing agreement, the federal and state income tax provisions are computed on a separate return basis as adjusted for consolidated items such as net operating loss carryforwards.

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

    I.  Recognition of Revenue and Contract Benefits

        Revenues for variable annuity contracts consist of charges against contractowner account values for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Benefit reserves for variable annuity contracts represent the account value of the contracts and are included in the separate account liabilities.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    I.  Recognition of Revenue and Contract Benefits (continued)

        Revenues for market value adjusted fixed annuity contracts consist of separate account investment income reduced by benefit payments and changes in reserves in support of contractowner obligations, all of which are included in return credited to contractowners. Benefit reserves for these contracts represent the account value of the contracts, and are included in the general account reserve for future contractowner benefits to the extent in excess of the separate account liabilities.

        Revenues for immediate annuity contracts without life contingencies consist of net investment income. Revenues for immediate annuity contracts with life contingencies consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on the Society of Actuaries 1983 Table-a with assumed interest rates that vary by issue year. Assumed interest rates ranged from 6.25% to 8.25% at December 31, 1999 and 1998.

        Revenues for variable life insurance contracts consist of charges against contractowner account values for mortality and expense risk fees, cost of insurance fees, taxes and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. Benefit reserves for variable life insurance contracts represent the account value of the contracts and are included in the separate account liabilities.

    J.  Deferred Acquisition Costs

        The costs of acquiring new business, which vary with and are primarily related to the production of new business, are being deferred net of reinsurance. These costs include commissions, costs of contract issuance, and certain selling expenses that vary with production. These costs are being amortized generally in proportion to expected gross profits from surrender charges, policy and asset based fees and mortality and expense margins. This amortization is adjusted retrospectively and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

        Details of the deferred acquisition costs and related amortization for the years ended December 31, are as follows:


                           (in thousands)                        1999                    1998                  1997
                                                                 ----                    ----                  ----

                  Balance at beginning of year                   $721,507              $546,703              $355,734
                                                                 --------              --------              --------

                  Acquisition costs deferred

                     during the year                              450,059               261,432               243,476

                  Acquisition costs amortized

                     during the year                              (83,861)              (86,628)              (52,507)
                                                                 ---------             --------              --------

                                                                  366,198               174,804               190,969
                                                                  -------               -------               -------

                  Balance at end of year                       $1,087,705              $721,507              $546,703
                                                               ==========              ========              ========

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    K.  Reinsurance

        The Company cedes reinsurance under modified co-insurance arrangements. These reinsurance arrangements provide additional capacity for growth in supporting the cash flow strain from the Company's variable annuity and variable life insurance business. The reinsurance is effected under quota share contracts.

        As noted in Note 2D, the Company reinsured its exposure to market fluctuations associated with its GMDB liability in 1999, 1998 and the beginning of 1997. Under this reinsurance agreement, the Company ceded premiums of $2,945,000, $5,144,000 and $4,545,000; received claim
        reimbursements   of  $242,000,   $9,000  and  $46,000;   and,   recorded
        increases/(decreases) in reserves of ($2,763,000), ($323,000) and $918,000 in each of the three years, respectively.

        At December 31, 1999 and 1998, in accordance with the provisions of a modified coinsurance agreement, the Company accrued $41,000 and $1,976,000, respectively, for amounts receivable from favorable reinsurance experience on a block of variable annuity business.

    L.  Translation of Foreign Currency

        The financial position and results of operations of the Company's Mexican subsidiary are measured using local currency as the functional currency. Assets and liabilities of the subsidiary are translated at the exchange rate in effect at each year-end. Statements of income and shareholder's equity accounts are translated at the average rate prevailing during the year. Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

    M.  Separate Accounts

        Assets and liabilities in Separate Accounts are included as separate captions in the consolidated statements of financial condition. Separate Account assets consist principally of long term bonds, investments in mutual funds, short-term securities and cash and cash equivalents, all of which are carried at fair value. The investments are managed predominately through the Company's investment advisory affiliate, American Skandia Investment Services, Inc. ("ASISI"), utilizing various fund managers as sub-advisors. The remaining investments are managed by independent investment firms. The contractowner has the option of directing funds to a wide variety of mutual funds. The investment risk on the variable portion of a contract is borne by the contractowner. A fixed option with a minimum guaranteed interest rate is also available. The Company is responsible for the credit risk associated with these investments.

        Included in Separate Account liabilities are $896,205,000 and $771,195,000 at December 31, 1999 and 1998, respectively, relating to annuity contracts for which the contractowner is guaranteed a fixed rate of return. Separate Account assets of $896,205,000 and $771,195,000 at December 31, 1999 and 1998, respectively, consisting of long term bonds, short term securities, transfers due from the general account and cash and cash equivalents which are held in support of these annuity contracts, pursuant to state regulation.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    N.  Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant estimates and assumptions are related to deferred acquisition costs and involve policy lapses, investment return and maintenance expenses. Actual results could differ from those estimates.

3.  COMPREHENSIVE INCOME

    The components of comprehensive income, net of tax, for the years ended December 31, 1998, 1997 and 1996 were as follows:


                  (in thousands)                                           1999              1998           1997
                                                                           ----              ----           ----

         Net income                                                       $76,169          $34,767         $27,548
         Other comprehensive income:
            Unrealized investment gains/(losses) on
               available for sale securities                               (3,082)           2,751           1,288
            Reclassification adjustment for realized
               losses/(gains) included in investment income                (1,016)             138             (14)
                                                                           -------       ---------       ---------
            Net unrealized gains/(losses) on securities                    (4,098)           2,889           1,274

            Foreign currency translation                                      456              (22)            (22)
                                                                        ---------       ----------      ----------

         Other comprehensive income                                        (3,642)           2,867           1,252
                                                                         ---------        --------        --------

         Comprehensive income                                             $72,527          $37,634         $28,800
                                                                          =======          =======         =======

    The components of accumulated other comprehensive income, net of tax, as of December 31, 1999 and 1998 were as follows:


                  (in thousands)                                         1999                  1998
                                                                         ----                  ----

         Unrealized investment gains                                     ($255)                $3,843
         Foreign currency translation                                      148                   (308)
                                                                        ------                -------

         Accumulated other comprehensive income                          ($107)                $3,535
                                                                         ======                ======

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

4.  INVESTMENTS

    The amortized cost, gross unrealized gains/losses and estimated fair value of available-for-sale and held-to-maturity fixed maturities and investments in mutual funds as of December 31, 1999 and 1998 are shown below. All securities held at December 31, 1999 and 1998 were publicly traded.

    Investments in fixed maturities as of December 31, 1999 consisted of the following:


                  (in thousands)                                     Held-to-Maturity

                                                                 Gross               Gross
                                           Amortized          Unrealized          Unrealized             Fair
                                             Cost                Gains              Losses               Value

         U.S. Government

            obligations                      $1,105                $  -             $ (1)                $1,104

         Corporate securities                 2,255                   -              (15)                 2,240
                                              -----                ----             -----               -------

            Totals                           $3,360                $  -             $(16)                $3,344
                                             ======                ====             =====                ======



                  (in thousands)                                     Available-for-Sale

                                                                 Gross               Gross
                                           Amortized          Unrealized          Unrealized             Fair
                                             Cost                Gains              Losses               Value

         U.S. Government

            obligations                   $  81,183                $  -           $ (678)             $  80,505

         Obligations of
            state and political
            subdivisions                        253                                   (3)                   250

         Corporate securities               121,859                   -           (4,449)               117,410
                                          ---------                ----            ------             ---------

            Totals                         $203,295                $  -         $ (5,130)              $198,165
                                           ========                ====         =========              ========


         The amortized cost and fair value of fixed maturities, by contractual maturity, at December 31, 1999 are shown below.

                  (in thousands)                        Held-to-Maturity                  Available-for-Sale
                                                        ----------------                  ------------------

                                                    Amortized          Fair             Amortized           Fair
                                                      Cost             Value              Cost              Value

         Due in one year or less                      $3,107          $3,097       $           -  $           -

         Due after one through five years                253             247             130,284            128,250

         Due after five through ten years                  -               -              73,011             69,915
                                                  ----------      ----------          ----------         ----------

               Total                                  $3,360          $3,344            $203,295           $198,165
                                                      ======          ======            ========           ========


                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

4.  INVESTMENTS (continued)

    Investments in fixed maturities as of December 31, 1998 consisted of the following:


                  (in thousands)                       Held-to-Maturity

                                                                    Gross               Gross
                                            Amortized            Unrealized          Unrealized             Fair
                                              Cost                  Gains              Losses               Value
                                              ----                  -----              ------               -----

         U.S. Government

            obligations                       $3,774                 $57                   $-                $3,831

         Obligations of
            state and political
            subdivisions                           -                   -                    -                     -

         Corporate

            securities                         4,515                  34                    -                 4,549
                                             -------                ----                  ---               -------

               Totals                         $8,289                 $91                  $ -                $8,380
                                              ======                 ===                  ===                ======


                  (in thousands)                       Available for Sale

                                                                    Gross               Gross
                                            Amortized            Unrealized          Unrealized             Fair
                                              Cost                  Gains              Losses               Value
                                              ----                  -----              ------               -----

         U.S. Government

            obligations                     $ 17,399              $  678                 $  -             $  18,077

         Obligations of
            state and political

            subdivisions                         253                   7                    -                   260

         Corporate

            securities                       117,774               5,160                 (76)               122,858
                                           ---------             -------              -------            ----------

               Totals                       $135,426              $5,845               $ (76)              $141,195
                                            ========              ======               ======              ========


         Proceeds from sales of fixed maturities during 1999, 1998 and 1997 were $32,196,000, $999,000, and $5,056,000, respectively. Proceeds from maturities during 1999, 1998 and 1997 were $4,030,000,  $3,050,000, and
         $5,700,000, respectively.


                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

4.  INVESTMENTS (continued)

    The cost, gross unrealized gains/losses and fair value of investments in mutual funds at December 31, 1999 and 1998 are shown below:


                  (in thousands)                                 Gross             Gross
                                                              Unrealized        Unrealized              Fair
                                             Cost                Gains            Losses                Value

         1999                              $11,667              $4,763           $ (26)               $16,404
                                           =======              ======           ======               =======

         1998                               $8,068                $416          $ (274)                $8,210
                                            ======                ====          =======                ======


     Net realized  investment gains (losses) were as follows for the years ended
     December 31:

                  (in thousands)                                  1999                  1998                1997
                                                                ------                  ----                ----

         Fixed maturities:
           Gross gains                                        $    253                 $    -              $  10
           Gross losses                                           (228)                    (1)                -
         Investment in mutual funds:
           Gross gains                                             990                    281                116
           Gross losses                                           (437)                  (181)               (39)
                                                               -------                 ------             ------

         Totals                                                 $  578                  $  99              $  87
                                                                ======                  =====              =====

5.  NET INVESTMENT INCOME

    The sources of net investment income for the years ended December 31, 1999, 1998 and 1997 were as follows:

                  (in thousands)                                1999                   1998                1997
                                                                ----                   ----                ----

         Fixed maturities                                      $ 9,461               $  8,534             $6,617
         Cash and cash equivalents                               2,159                  1,717              1,153
         Investment in mutual funds                                 32                  1,013                554
         Policy loans                                               31                     45                 28
         Derivative Instruments                                 (1,036)                     -                  -
                                                             ---------             ----------          ---------

         Total investment income                                10,647                 11,309              8,352
         Investment expenses                                       206                    179                171
                                                            ----------             ----------           --------

         Net investment income                                 $10,441                $11,130             $8,181
                                                               =======                =======             ======

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

6.  INCOME TAXES

    The significant components of income tax expense for the years ended December 31 were as follows:


                (in thousands)                                 1999                  1998                  1997
                                                               ----                  ----                  ----

         Current tax expense                                  $41,248               $22,384               $20,108

         Deferred tax benefit                                 (10,904)              (14,230)               (9,630)
                                                              --------             --------             ---------

         Total income tax expense                             $30,344              $  8,154               $10,478
                                                              =======              ========               =======

         The tax effects of significant items comprising the Company's deferred tax balance as of December 31, 1999 and 1998, are as follows:


                  (in thousands)                                         1999                         1998
                                                                         ----                         ----

         Deferred tax liabilities:
             Deferred acquisition costs                                ($321,873)                  ($210,731)
             Payable to reinsurers                                       (26,733)                    (25,585)
             Policy fees                                                  (1,146)                       (859)
             Net unrealized gains                                            (80)                     (2,069)
                                                                    ------------                 -----------

             Total                                                      (349,832)                   (239,244)
                                                                        --------                   ---------

         Deferred tax assets:
             Net separate account liabilities                            333,521                     225,600
             Future contractowner benefits                                 3,925                      13,128
             Other reserve differences                                    39,645                      25,335
             Deferred compensation                                        18,844                       9,619
             Surplus notes interest                                        5,030                       3,375
             Foreign exchange translation                                    137                         166
             Other                                                           456                         882
                                                                     -----------                ------------
             Total                                                       401,558                     278,105
                                                                        --------                   ---------

             Income tax receivable - deferred                          $  51,726                   $  38,861
                                                                       =========                   =========

         Management believes that based on the taxable income produced in the current year and the continued growth in annuity products, the Company will produce sufficient taxable income in the future to realize its deferred tax asset.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

6.  INCOME TAXES (continued)

    The income tax expense was different from the amount computed by applying the federal statutory tax rate of 35% to pre-tax income from continuing operations as follows:


                  (in thousands)                                    1999               1998                 1997
                                                                    ----               ----                 ----

         Income (loss) before taxes
             Domestic                                             $109,036             $45,435             $39,464
             Foreign                                                (2,523)             (2,514)             (1,438)
                                                                 ----------          ---------           ---------
             Total                                                 106,513              42,921              38,026

             Income tax rate                                            35%                 35%                 35%
                                                                 ---------           ---------           ---------

         Tax expense at federal
             statutory income tax rate                              37,280              15,022              13,309

         Tax effect of:
             Dividend received deduction                            (9,572)             (9,085)             (4,585)
             Losses of foreign subsidiary                              883                 880                 503
             Meals and entertainment                                   664                 487                 340
             State income taxes                                      1,071                 673                 577
             Other                                                      18                 177                 334
                                                                 ---------            --------             -------

         Income tax expense                                      $  30,344            $  8,154             $10,478
                                                                 =========            ========             =======

7.  RECEIVABLE FROM/PAYABLE TO AFFILIATES

    Certain operating costs (including personnel, rental of office space, furniture, and equipment) have been charged to the Company at cost by American Skandia Information Services and Technology Corporation ("ASIST"), an affiliated company; and likewise, the Company has charged operating costs to ASISI. The total cost to the Company for these items was $11,136,000, $7,722,000, and $5,572,000 for the years ended December 31, 1999, 1998 and
    1997, respectively. Income received for these items was $3,919,000, $1,355,000 and $3,225,000 for the years ended December 31, 1999, 1998 and
    1997, respectively.

    The Company had a $10 million short-term loan payable to ASI at December 31, 1999 and 1998. The total interest expense thereon to the Company was $585,000, $622,000 and $642,000 for the years ended December 31, 1999, 1998 and 1997 respectively, of which $182,000 was payable as of December 31, 1999 and 1998.

    Beginning in 1999, the Company was reimbursed by ASM for certain distribution related costs associated with the sales of business through an investment firm where ASM serves as an introducing broker dealer. Under this agreement, the expenses reimbursed in 1999 were $1,441,000. As of December 31,1999, amounts receivable under this agreement were $245,000.

    As of December 31,1999, the Company had received $71,000,000 from ASI in advance of the sale of certain rights to receive future fees and contract charges. This sale is expected to be completed in the first quarter of 2000.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

8.  FUTURE FEES PAYABLE TO PARENT

    In a series of transactions with ASI, the Company sold certain rights to receive future fees and contract charges expected to be realized on variable portions of designated blocks of deferred annuity contracts. The effective dates and issue periods these transactions cover are as follows:


                                   Closing           Effective           Contract Issue
               Transaction           Date              Date                  Period

                   1996-1           12/16/96            9/1/96         1/1/94   -   6/30/96
                   1997-1            7/23/97            6/1/97         3/1/96   -   4/30/97
                   1997-2           12/30/97           12/1/97         5/1/95   -  12/31/96
                   1997-3           12/30/97           12/1/97         5/1/96   -  10/31/97
                   1998-1            6/30/98            6/1/98         1/1/97   -   5/31/98
                   1998-2           11/10/98           10/1/98         5/1/97   -   8/31/98
                   1998-3           12/30/98           12/1/98         7/1/96   -  10/31/98
                   1999-1            6/23/99            6/1/99         4/1/94   -   4/30/99
                   1999-2           12/14/99           10/1/99        11/1/98   -   7/31/99

    In connection with these transactions, ASI issued collateralized notes in a private placement which are secured by the rights to receive future fees and charges purchased from the Company.

    Under the terms of the Purchase Agreements, the rights sold provide for ASI to receive a percentage (80% or 100% depending on the underlying commission option) of future mortality and expense charges and contingent deferred sales charges, after reinsurance, expected to be realized over the remaining surrender charge period of the designated contracts (6 to 8 years).

    The Company did not sell the right to receive future fees and charges after the expiration of the surrender charge period.

    The proceeds from the sales have been recorded as a liability and are being amortized over the remaining surrender charge period of the designated contracts using the interest method. The present values of the transactions as of the respective effective date were as follows:


                                                                                       Present
         (in thousands)           Transaction             Discount Rate                 Value
                                  -----------             -------------                 -----

                                    1996-1                    7.5%                     $50,221
                                    1997-1                    7.5%                      58,767
                                    1997-2                    7.5%                      77,552
                                    1997-3                    7.5%                      58,193
                                    1998-1                    7.5%                      61,180
                                    1998-2                    7.0%                      68,573
                                    1998-3                    7.0%                      40,128
                                    1999-1                    7.5%                     120,632
                                    1999-2                    7.5%                     145,078

         Payments representing fees and charges in the aggregate amount of $131,420,000, $69,226,000 and $22,250,000 were made by the Company to the Parent for the years ended December 31, 1999, 1998 and 1997, respectively. Related interest expense of $52,840,000, $22,978,000 and $6,842,000 has been included in the statement of income for the years ended December 31, 1999, 1998 and 1997, respectively.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

8.  FUTURE FEES PAYABLE TO PARENT (continued)

    Expected payments of future fees payable to ASI as of December 31, 1999 are as follows:


                                            Year Ended

          (in thousands)                    December 31,                     Amount
                                            -----------                      ------

                                               2000                         $103,975
                                               2001                          107,262
                                               2002                          106,491
                                               2003                           97,550
                                               2004                           78,512
                                               2005                           51,839
                                               2006                           25,712
                                               2007                            4,693
                                                                           ---------
                                              Total                         $576,034

         The Commissioner of the State of Connecticut has approved the sale of future fees and charges; however, in the event that the Company becomes subject to an order of liquidation or rehabilitation, the Commissioner has the ability to stop the payments due to the Parent under the Purchase Agreement subject to certain terms and conditions.

9.       LEASES

         The Company leases office space under a lease agreement established in 1989 with ASIST. The lease expense for 1999, 1998 and 1997 was $5,003,000, $3,588,000 and $2,428,000 respectively. Future minimum lease payments per year and in aggregate as of December 31, 1999 are as follows:

         (in thousands)             2000                               $  7,004
                                    2001                                  7,004
                                    2002                                  6,854
                                    2003                                  6,756
                                    2004                                  6,929
                                    2005 and thereafter                  51,865
                                                                       --------

                                    Total                               $86,412
                                                                        =======


10.      RESTRICTED ASSETS

         To comply with certain state insurance departments' requirements, the Company maintains cash, bonds and notes on deposit with various states. The carrying value of these deposits amounted to $4,868,000 and $3,747,000 as of December 31, 1999, and 1998, respectively. These deposits are required to be maintained for the protection of contractowners within the individual states.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         On November 8, 1999, the Board of Directors authorized the Company to increase the par value of its capital stock from $80 per share to $100 per share in order to comply with minimum capital levels as required by the California Department of Insurance. This transaction resulted in a corresponding decrease in paid in and contributed surplus of $500,000 and had no effect on capital and surplus.

         Statutory basis shareholder's equity was $286,385,000 and $285,553,000 at December 31, 1999 and 1998, respectively.

         The  statutory  basis  net  loss  was   $17,672,000,   $13,152,000  and
         $8,970,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

         Under various state insurance laws, the maximum amount of dividends that can be paid to shareholders without prior approval of the state insurance department is subject to restrictions relating to statutory surplus and net gain from operations. At December 31, 1999, no amounts may be distributed without prior approval.

12.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which substantially all employees are eligible. Under this plan, the Company contributes 3% of salary for all participating employees and matches employee contributions at a 50%
         level up to an additional 3% Company contribution. Company contributions to this plan on behalf of the participants were $3,164,000, $2,115,000 and $1,220,000 for the years ended December 31,
         1999, 1998 and 1997, respectively.

         The Company has a deferred compensation plan, which is available to the internal field marketing staff and certain officers. Company contributions to this plan on behalf of the participants were $193,000, $342,000 and $270,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

         The Company and an affiliate cooperatively have a long-term incentive program under which units are awarded to executive officers and other personnel. The Company also has a profit sharing program which benefits all employees below the officer level. These programs consist of multiple plans with new plans instituted each year. Generally, participants must remain employed by the Company or its affiliates at the time such units are payable in order to receive any payments under the program. The accrued liability representing the value of these units was $42,619,000 and $21,372,000 as of December 31, 1999 and 1998,
         respectively. Payments under this plan were $4,079,000, $2,407,000 and $1,119,000 for the years ended December 31, 1999, 1998, and 1997, respectively.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

13.      REINSURANCE

         The effect of reinsurance for the years ended December 31, 1999, 1998 and 1997 is as follows:

         (in thousands)                                   1999
                                                          ----

                             Annuity and Life        Annuity and Life
                                 Insurance               Insurance             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners

         Gross                   $326,670                    $315                 ($1,397)
         Ceded                    (36,681)                  2,763                    (242)
                                 --------                  ------                 --------
         Net                     $289,989                  $3,078                 ($1,639)
                                 ========                  ======                 ========


                                                          1998
                                                          ----

                             Annuity and Life        Annuity and Life
                                 Insurance               Insurance             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners

         Gross                   $215,425                 $   691                 ($8,921)
         Ceded                    (29,214)                    362                      (9)
                                 --------                  ------                 --------
         Net                     $186,211                  $1,053                 ($8,930)
                                 ========                  ======                 ========


                                                          1997
                                                          ----

                             Annuity and life        Annuity and Life
                                 Insurance               Insurance             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners

         Gross                   $144,417                    $955                 ($1,972)
         Ceded                    (23,259)                   (918)                    (46)
                                 --------                   -----                 --------
         Net                     $121,158                   $  37                 ($2,018)
                                 ========                   =====                 ========

         Such ceded reinsurance does not relieve the Company of its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations assumed under the reinsurance agreements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

14.      SURPLUS NOTES

The Company has issued surplus notes to its Parent in exchange for cash. Surplus notes outstanding as of December 31, 1999 and 1998 were as follows:


              (in thousands)
                                                                                            Interest for the
                                        Interest          1999          1998           Years Ended December 31,
              Issue Date                  Rate          Amount         Amount        1999         1998        1997
              ----------                  ----          ------         ------        ----         ----        ----

         December 29, 1993                6.84%                -             -             -        1,387       1,387
         February 18, 1994                7.28%           10,000        10,000           738          738         738
         March 28, 1994                   7.90%           10,000        10,000           801          801         801
         September 30, 1994               9.13%           15,000        15,000         1,389        1,389       1,389
         December 28, 1994                9.78%                -        14,000         1,308        1,388       1,388
         December 19, 1995                7.52%           10,000        10,000           762          762         762
         December 20, 1995                7.49%           15,000        15,000         1,139        1,139       1,139
         December 22, 1995                7.47%            9,000         9,000           682          682         682
         June 28, 1996                    8.41%           40,000        40,000         3,411        3,411       3,411
         December 30, 1996                8.03%           70,000        70,000         5,698        5,699       5,699

         Total                                          $179,000      $193,000       $15,928      $17,396     $17,396
                                                        ========      ========       =======      =======     =======

         The surplus note for $14,000,000 dated December 28, 1994 was converted to additional paid-in capital on December 10, 1999. A surplus note for $20,000,000 dated December 29, 1993 was converted to additional paid-in capital on December 31, 1998. All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal for these notes is subject to certain conditions and require approval by the Insurance Commissioner of the State of Connecticut. At December 31, 1999 and 1998, $14,372,000 and $9,644,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

15.      SHORT-TERM BORROWING

         The Company had a $10 million short-term loan payable to the Parent at December 31, 1999 and 1998. The total interest expense to the Company was $585,000, $622,000 and $642,000 and for the years ended December 31, 1999, 1998 and 1997, respectively, of which $197,000 and $182,000 was payable as of December 31, 1999 and 1998, respectively.

16.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's separate account liabilities are subject to discretionary withdrawal by contractowners at market value or with market value adjustment. Separate account assets which are carried at fair value are adequate to pay such withdrawals which are generally subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
          (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

17.      SEGMENT REPORTING

         During 1998, to complement its annuity products, the Company launched specific marketing and operational activities towards the release of variable life insurance and qualified retirement plan annuity products. Assets under management and sales for the products other than variable annuities have not been significant enough to warrant full segment disclosures as required by SFAS 131, "Disclosures about Segments of an Enterprise and Related Information."

18.      SUBSEQUENT EVENT

         On March 22, 2000, the Company sold certain rights to receive future fees and contract charges expected to be received on variable portions of deferred annuity contracts issued between August 1, 1999 and January 31, 2000. This transaction is the latest in a series of agreements with ASI, as described in Note 8.

         This transaction has an effective date of March 22, 2000. The present value as of this date, discounted at 7.5%, was $171,781,000.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
          (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

19.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:


                   (in thousands)                                            Three months Ended
                                                                             ------------------
                                                     March 31          June 30      September 30       December 31
                                                     --------          -------      ------------       -----------
                       1999
         Premiums and other insurance
            revenues                                   $78,412           $88,435          $97,955          $111,540
         Net investment income                           2,654             2,842            2,735             2,210
         Net realized capital gains                        295                25              206                52
                                                    ----------       -----------       ----------       -----------
         Total revenues                                 81,361            91,302          100,896           113,802

         Benefits and expenses                          64,107            67,803           71,597            77,341
                                                      --------          --------         --------          --------

         Pre-tax net income                             17,254            23,499           29,299            36,461

         Income taxes                                    3,844             7,142            7,898            11,460
                                                     ---------         ---------        ---------           -------

         Net income                                   $ 13,410          $ 16,357         $ 21,401           $25,001
                                                      ========          ========         ========           =======


                                  1998

         Premiums and other insurance
            revenues                                   $50,593           $57,946          $62,445           $67,327
         Net investment income                           3,262             2,410            2,469             2,989
         Net realized capital gains (losses)               156                13              (46)              (24)
                                                    ----------       -----------      -----------       -----------
         Total revenues                                 54,011            60,369           64,868            70,292

         Benefits and expenses                          46,764            42,220           48,471            69,164
                                                      --------          --------         --------          --------

         Pre-tax net income                              7,247            18,149           16,397             1,128

         Income taxes                                    1,175             4,174            2,223               582
                                                     ---------         ---------         --------         ---------

         Net income                                   $  6,072           $13,975          $14,174          $    546
                                                      ========           =======          =======          ========


                       1997
         Premiums and other insurance
            revenues                                   $30,186           $34,056          $41,102           $44,402
         Net investment income                           1,369             2,627            2,031             2,154
         Net realized capital gains                         20                43               21                 3
                                                   -----------       -----------      -----------      ------------
         Total revenues                                 31,575            36,726           43,154            46,559

         Benefits and expenses                          18,319            30,465           31,179            40,025
                                                      --------          --------         --------          --------

         Pre-tax net income                             13,256             6,261           11,975             6,534

         Income taxes                                    4,260             2,614            3,354               250
                                                     ---------         ---------        ---------        ----------

         Net income                                   $  8,996          $  3,647         $  8,621          $  6,284
                                                      ========          ========         ========          ========



      APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the Sub-accounts that commenced operations prior to January 1, 2000 are shown below. All or some of these Sub-accounts were available during the periods shown as investment options for other variable annuities we offer pursuant to different prospectuses. The Insurance Charge assessed against the Sub-accounts under the terms of those other variable annuities are the same as the charges assessed against such Sub-accounts under the Annuity offered pursuant to this Prospectus.

         Unit Prices And Numbers Of Units: The following table shows: (a) the Unit Price, as of the dates shown, for Units in each of the Class 1 Sub-accounts of Separate Account B that commenced operations prior to January 1, 2000 and are being offered pursuant to this Prospectus or which we offer pursuant to certain other prospectuses; and (b) the number of Units outstanding in each such Sub-account as of the dates shown. The year in which operations commenced in each such Sub-account is noted in parentheses. The portfolios in which a particular Sub-account invests may or may not have commenced operations prior to the date such Sub-account commenced operations. The initial offering price for each Sub-account was $10.00.

                                                                       Year Ended December 31,

------------------------------------------------------------------------------------------------------------------------------------
                         1999        1998       1997        1996       1995       1994        1993       1992       1991      1990
------------------------------------------------------------------------------------------------------------------------------------
AST Founders
Passport (1)

(1994)

Unit Price                 $23.45     $12.54       11.46      11.39      10.23           -          -           -         -        -
Number of Units         8,818,599  9,207,623   9,988,104  9,922,698  2,601,283           -          -           -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST AIM
International Equity (2)

(1989)

Unit Price                 $43.99     $27.18       22.95      19.70      18.23       16.80      16.60       12.37     13.69    12.98
Number of Units        16,903,883 17,748,560  17,534,233 17,220,688 14,393,137  14,043,215  9,063,464   1,948,773 1,092,902  398,709

------------------------------------------------------------------------------------------------------------------------------------
AST Janus Overseas
Growth

(1997)

Unit Price                 $24.16     $13.41       11.70          -          -           -          -           -         -        -
Number of Units        61,117,418 43,711,763  21,405,891          -          -           -          -           -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International Growth

(1997)

Unit Price                 $21.66     $13.30       11.35          -          -           -          -           -         -        -
Number of Units         6,855,601  5,670,336   2,857,188          -          -           -          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International

Growth II (3)

(1994)

Unit Price                 $17.10     $13.14       11.69      11.70      10.39        9.49          -           -         -        -
Number of Units        28,704,924 34,328,425  37,784,426 32,628,595 17,935,251  11,166,758          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AST MFS Global
Equity (4)

(1999)

Unit Price                 $11.01
Number of Units           116,756
------------------------------------------------------------------------------------------------------------------------------------
AST Janus Small-Cap
Growth (5)

(1994)

Unit Price                 $42.08     $17.64       17.28      16.54      13.97       10.69          -           -         -        -
Number of Units        32,134,969 15,003,001  14,662,728 12,282,211  6,076,373   2,575,105          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------





                                                                       Year Ended December 31,

-----------------------------------------------------------------------------------------------------------------------------------
                         1999        1998       1997        1996       1995       1994        1993       1992       1991      1990
------------------------------------------------------------------------------------------------------------------------------------
AST Kemper Small-Cap
Growth

(1999)

Unit Price                 $15.37          -           -          -          -           -          -           -         -        -
Number of Units        53,349,003          -           -          -          -           -          -           -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST Lord Abbett Small
Cap Value

(1998)

Unit Price                 $10.57      $9.85           -          -          -           -          -           -         -        -
Number of Units         6,597,544  4,081,870           -          -          -           -          -           -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Small Company Value

(1997)

Unit Price                 $11.11     $11.20       12.70          -          -           -          -           -         -        -
Number of Units        21,340,168 24,700,211  14,612,510          -          -           -          -           -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Growth (6)

(1994)

Unit Price                 $28.58     $19.15       16.10      13.99      12.20        9.94          -           -         -        -
Number of Units        13,460,525 13,389,289  11,293,799  9,563,858  3,658,836     301,267          -           -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Value (7)

(1993)

Unit Price                 $16.78     $16.10       16.72      13.41      12.20        9.81      10.69           -         -        -
Number of Units        37,864,586 16,410,121  11,745,440  9,062,152  8,642,186   7,177,232  5,390,887           -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Natural Resources

(1995)

Unit Price                 $15.88     $12.57       14.46      14.19      11.01           -          -           -         -        -
Number of Units         6,201,327  5,697,453   7,550,076  6,061,852    808,605           -          -           -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST Alliance Growth  (8)
(1996)

Unit Price                 $20.44     $15.48       12.33      10.89          -           -          -           -         -        -
Number of Units        17,059,819 19,009,242  18,736,994  4,324,161          -           -          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth (4)
(1999)

Unit Price                 $11.27          -           -          -          -           -          -           -         -        -
Number of Units           409,467          -           -          -          -           -          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------

AST Marsico Capital
Growth

(1997)

Unit Price                 $21.06     $14.00       10.03          -          -           -          -           -         -        -
Number of Units        78,684,943 40,757,449     714,309          -          -           -          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST JanCap Growth

(1992)

Unit Price                 $60.44     $39.54       23.83      18.79      14.85       10.91      11.59       10.51         -        -
Number of Units        94,850,623 80,631,598  62,486,302 46,779,164 28,662,737  22,354,170 13,603,637   1,476,139         -        -
------------------------------------------------------------------------------------------------------------------------------------





                                                                       Year Ended December 31,

------------------------------------------------------------------------------------------------------------------------------------
                                     1998       1997        1996       1995       1994        1993       1992       1991      1990
-----------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Managed Index 500 (9)

(1998)

Unit Price                 $15.08     $12.61           -          -          -           -          -           -         -        -
Number of Units        39,825,951 22,421,754           -          -          -           -          -           -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers
Realty

(1998)

Unit Price                  $8.35      $8.28           -          -          -           -          -           -         -        -
Number of Units         6,224,365  3,771,461           -          -          -           -          -           -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Income & Growth(10)

(1997)

Unit Price                 $16.19     $13.35       12.06          -          -           -          -           -         -        -
Number of Units        21,361,995 13,845,190   9,523,815          -          -           -          -           -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST Alliance Growth
and Income (11)

(1992)

Unit Price                 $27.60     $24.11       21.74      17.79      15.22       11.98      11.88       10.60         -        -
Number of Units        52,766,579 47,979,349  42,197,002 28,937,085 18,411,759   7,479,449  4,058,228     956,949         -        -
------------------------------------------------------------------------------------------------------------------------------------

AST MFS Growth with
Income (4)

(1999)

Unit Price                 $10.49          -           -          -          -           -          -           -         -        -
Number of Units           741,323          -           -          -          -           -          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------

AST INVESCO Equity
Income

(1994)

Unit Price                 $21.31     $19.34       17.31      14.23      12.33        9.61          -           -         -        -
Number of Units        46,660,160 40,994,187  33,420,274 23,592,226 13,883,712   6,633,333          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AST AIM Balanced (12)
(1993)

Unit Price                 $21.19     $17.78       15.98      13.70      12.49       10.34      10.47           -         -        -
Number of Units        23,102,272 22,634,344  22,109,373 20,691,852 20,163,848  13,986,604  8,743,758           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Strategic Balanced

(1997)

Unit Price                 $14.90     $13.37       11.18          -          -           -          -           -         -        -
Number of Units        13,944,535  6,714,065   2,560,866          -          -           -          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset
Allocation

(1994)

Unit Price                 $19.70     $18.12       15.53      13.30      11.92        9.80          -           -         -        -
Number of Units        22,002,028 18,469,315  13,524,781  8,863,840  4,868,956   2,320,063          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Global Bond (13)

(1994)

Unit Price                 $10.69     $11.82       10.45      10.98      10.51        9.59          -           -         -        -
Number of Units        12,533,037 12,007,692  12,089,872  8,667,712  4,186,695   1,562,364          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------




                                                                   Year Ended December 31,

------------------------------------------------------------------------------------------------------------------------------------
                         1999        1998       1997        1996       1995       1994        1993       1992       1991      1990
------------------------------------------------------------------------------------------------------------------------------------
AST Federated High
Yield

(1994)

Unit Price                 $14.38     $14.30       14.13      12.62      11.27        9.56          -           -         -        -
Number of Units        41,588,401 40,170,144  29,663,242 15,460,522  6,915,158   2,106,791          -           -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Total
Return Bond

(1994)

Unit Price                 $13.09     $13.43       12.44      11.48      11.26        9.61          -           -         -        -
Number of Units        73,530,507 64,224,618  44,098,036 29,921,643 19,061,840   4,577,708          -           -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond

(1995)

Unit Price                 $11.96     $11.73       11.26      10.62      10.37           -          -           -         -        -
Number of Units        32,560,943 28,863,932  25,008,310 18,894,375 15,058,644           -          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST Money Market

(1992)

Unit Price                 $12.38     $12.00       11.57      11.16      10.77       10.35      10.12       10.01         -        -
Number of Units       187,609,708 75,855,442  66,869,998 42,435,169 30,564,442  27,491,389 11,422,783     457,872         -        -
------------------------------------------------------------------------------------------------------------------------------------
The Alger American
Fund - AA Growth

(1988)

Unit Price                 $83.17     $63.07       43.20      34.84      31.18       23.18      23.18       19.19     17.32    12.51
Number of Units        20,747,944 17,168,792  15,854,570 15,666,357 12,092,291   5,614,760  2,997,458   1,482,037   559,779   82,302
------------------------------------------------------------------------------------------------------------------------------------
The Alger American
Fund - AA MidCap
Growth

(1993)

Unit Price                 $39.69     $30.53       23.76      20.96      19.00       13.34      13.74           -         -        -
Number of Units        18,904,907 17,559,963  14,687,032 14,528,945  8,299,743   4,308,374  1,450,892           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
The Montgomery Variable
Series - MV Emerging
Markets

(1996)

Unit Price                 $10.06      $6.19       10.05      10.25          -           -          -           -         -        -
Number of Units        12,060,036 10,534,383  10,371,104  2,360,940          -           -          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust -  Equity Value

(1998)

Unit Price                  $9.17      $9.53           -          -          -           -          -           -         -        -
Number of Units         2,826,839  1,148,849           -          -          -           -          -           -         -        -
-----------------------------------------------------------------------------------------------------------------------------------




                                                                   Year Ended December 31,

------------------------------------------------------------------------------------------------------------------------------------
                         1999        1998       1997        1996       1995       1994        1993       1992       1991      1990
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -
Nova (14)

(1999)

Unit Price                 $10.82          -           -          -          -           -          -           -         -        -
Number of Units         5,474,129          -           -          -          -           -          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -
Ursa (14)

(1999)

Unit Price                  $9.28          -           -          -          -           -          -           -         -        -
Number of Units         1,803,669          -           -          -          -           -          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -
OTC (14)

(1999)

Unit Price                 $17.07          -           -          -          -           -          -           -         -        -
Number of Units        18,520,440          -           -          -          -           -          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Technology (4)
(1999)

Unit Price                 $16.52          -           -          -          -           -          -           -         -        -
Number of Units         4,622,242          -           -          -          -           -          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Health Sciences (4)
(1999)

Unit Price                 $11.34          -           -          -          -           -          -           -         -        -
Number of Units           786,518          -           -          -          -           -          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF -
Financial Services (4)
(1999)

Unit Price                 $11.41          -           -          -          -           -          -           -         -        -
Number of Units           759,104          -           -          -          -           -          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Telecommunications (4)
(1999)

Unit Price                 $15.17          -           -          -          -           -          -           -         -        -
Number of Units         4,184,526          -           -          -          -           -          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Dynamics (4)
(1999)

Unit Price                 $13.91          -           -          -          -           -          -           -         -        -
Number of Units         2,022,585          -           -          -          -           -          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Global
Leaders (4)

(1999)

Unit Price                 $11.72          -           -          -          -           -          -           -         -        -
Number of Units            23,101          -           -          -          -           -          -           -         -        -
------------------------------------------------------------------------------------------------------------------------------------




                                                                       Year Ended December 31,

------------------------------------------------------------------------------------------------------------------------------------
                        1999       1998       1997        1996       1995        1994       1993       1992       1991       1990
------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Special
Equity (4)

(1999)

Unit Price               $12.19          -           -          -           -          -          -           -         -          -
Number of Units         152,342          -           -          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Europe 30 (4)
(1999)

Unit Price               $12.24          -           -          -           -          -          -           -         -          -
Number of Units         273,963          -           -          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------

ProFund VP -
UltraSmall-Cap (4)
(1999)

Unit Price               $11.96          -           -          -           -          -          -           -         -          -
Number of Units         813,904          -           -          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------

ProFund VP -
UltraOTC (4)
(1999)

Unit Price               $23.58          -           -          -           -          -          -           -         -          -
Number of Units       2,906,024          -           -          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------

1. Effective October 15, 1996, Founders Asset Management, Inc. became Sub-advisor of the Portfolio. Prior to October 15, 1996, Seligman Henderson Co. served as Sub-advisor of the Portfolio, then named "Seligman Henderson International Small Cap Portfolio."
2. Effective May 3, 1999, A I M Capital Management, Inc. became Sub-advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam International Equity." Prior to October 15, 1996, Seligman Henderson Co. served as Sub-advisor of the Portfolio, then named "Seligman Henderson International Equity Portfolio."
3. Effective May 1, 2000, American Century Investment Management, Inc. became Sub-advisor of the Portfolio. Prior to May 1, 2000, Rowe Price-Fleming International, Inc. served as Sub-advisor of the Portfolio, then named "AST
     T. Rowe Price International Equity Portfolio."
4.   These Portfolios were first offered as Sub-accounts on October 18, 1999.
5. Effective December 31, 1998 Janus Capital Corporation became Sub-advisor of the Portfolio. Prior to December 31, 1998, Founders Asset Management, LLC served as Sub-advisor of the Portfolio, then named "Founders Capital Appreciation Portfolio."
6. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-advisor to the Portfolio. Prior to May 1, 1998, Berger Associates, Inc. served as Sub-advisor to the Portfolio, then named "Berger Capital Growth Portfolio."
7. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-advisor to the Portfolio. Prior to May 1, 1998, Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
8. Effective May 1, 2000, Alliance Capital Management, L.P. became Sub-advisor of the Portfolio. Between December 31, 1998 and May 1, 2000, OppenheimerFunds, Inc. served as Sub-advisor of the Portfolio, then named "AST Oppenheimer Large-Cap Growth Portfolio." Prior to December 31, 1998, Robertson, Stephens & Company Investment Management, L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
9. Effective May 1, 2000, Sanford C. Bernstein & Co., Inc. became Sub-advisor of the Portfolio. Prior to May 1, 2000, Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
10. Effective May 3, 1999, American Century Investment Management, Inc. became Sub-advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Value Growth & Income."
11. Effective May 1, 2000, Alliance Capital Management, L.P. became Sub-advisor of the Portfolio. Prior to May 1, 2000, Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
12. Effective May 3, 1999, A I M Capital Management, Inc. became Sub-advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Balanced." Prior to October 15, 1996, Phoenix Investment Counsel, Inc. served as Sub-advisor of the Portfolio, then named "AST Phoenix Balanced Asset Portfolio."
13. Effective May 1, 2000, the name of the Portfolio was changed to the "AST T. Rowe Price Global Bond". Effective May 1, 1996, Rowe Price-Fleming International, Inc. became Sub-advisor of the Portfolio. Prior to May 1, 1996, Scudder, Stevens & Clark, Inc. served as Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
14.  These Portfolios were first offered as Sub-accounts on May 3, 1999.

                   American Skandia Life Assurance Corporation
                            Attention: Concierge Desk

                              For Written Requests:

                                  P.O. Box 883
                           Shelton, Connecticut 06484

                            For Electronic Requests:


                       customerservice@americankandia.com


                             For Requests by Phone:

                                 1-800-752-6342

--------------------------------------------------------------------------------
                  PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS ASXT-PROS (05/2000).
--------------------------------------------------------------------------------


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ADDITIONAL   INFORMATION:   Inquiries   will  be   answered   by  calling   your
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                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                       at

                                  P.O. Box 883
                           Shelton, Connecticut 06484

                                       or


                       customerservice@americanskandia.com


Issued by:                                                        Serviced at:

AMERICAN SKANDIA LIFE                                    AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                                    ASSURANCE CORPORATION
One Corporate Drive                                               P.O. Box 883
Shelton, Connecticut 06484                          Shelton, Connecticut 06484
Telephone: 1-800-752-6342                           Telephone:  1-800-752-6342


http://www.americanskandia.com                  http://www.americanskandia.com


                                 Distributed by:

                    AMERICAN SKANDIA MARKETING, INCORPORATED
                               One Corporate Drive
                           Shelton, Connecticut 06484
                             Telephone: 203-926-1888

                         http://www.americanskandia.com






                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                 One Corporate Drive, Shelton, Connecticut 06484


This Prospectus describes Stagecoach Extra Credit Variable Annuity, a flexible premium deferred annuity (the "Annuity") offered by American Skandia Life Assurance Corporation ("we", "our" or "us"). The Annuity may be offered as an individual annuity contract or as an interest in a group annuity. This Prospectus describes the important features of the Annuity and what you should consider before purchasing the Annuity. We have also filed a Statement of Additional Information that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described on page 48. The Annuity or certain of its investment options and/or features may not be available in all states. Various rights and benefits may differ between states to meet applicable laws and/or regulations. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section.


WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?

This Annuity is frequently used for retirement planning. It may be used as an investment vehicle for an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)). It may also be used for other purposes that are not "qualified" investments. The Annuity allows you to invest your money in a number of variable investment options as well as in one or more fixed investment options. You are not taxed on any investment gains the Annuity earns until you make a withdrawal from the Annuity or begin to receive annuity payments. This feature, referred to as "tax-deferral", can be beneficial to the growth of your Account Value because money that would otherwise be needed to pay taxes on investment gains each year remains invested and can earn additional money. However, because the Annuity is designed for long-term retirement savings, a 10% penalty tax may be applied on withdrawals you make before you reach age 59 1/2.

WHAT ARE SOME OF THE KEY FEATURES OF THE ANNUITY?
|X| The Annuity is a "flexible premium deferred annuity." It is called "flexible premium" because you have considerable flexibility in the timing and amount of premium payments. Generally, investors "defer" receiving annuity payments until after an accumulation period.

|X| This Annuity offers both variable and fixed investment options. If you allocate your Account Value to variable investment options, the value of your Annuity will vary daily to reflect the investment performance of the underlying investment options. Fixed investment options of different durations are offered that are guaranteed by us, but may have a Market Value Adjustment.

|X| The Annuity features two distinct phases - the accumulation period and the payout period. During the accumulation period your Account Value is allocated to one or more underlying investment options. The variable investment options, each a Class 1 Sub-account of American Skandia Life Assurance Corporation Variable Account B, invest in an underlying mutual fund portfolio. Currently, portfolios of the following underlying mutual funds are being offered: Wells Fargo Variable Trust, American Skandia Trust, The Alger American Fund, Montgomery Variable Series and INVESCO Variable Investment Funds, Inc.

|X| During the payout period, commonly called "annuitization," you can elect to receive annuity payments (1) for life; (2) for life with a guaranteed minimum number of payments; (3) based on joint lives; (4) for a guaranteed number of payments; or other options we may make available.


|X| This Annuity offers two different types of Credits. We add a Credit to your Annuity with each purchase payment we receive. We also provide an additional 1% credit on Purchase Payments made within the first year and may provide certain additional benefits if your Account Value has not reached a Target Value on its 10th anniversary.

|X| This Annuity offers a basic Death Benefit. It also offers two Optional Death Benefits that provide an enhanced level of protection for your beneficiary(ies) for an additional charge.

|X| You are allowed to withdraw a certain amount of money from your Annuity on an annual basis free of any charges. Other product features allow you to access your Account Value as necessary, although a charge may apply.

|X| Transfers between investment options are tax-free. You may make twelve transfers each year free of charge. We also offer several programs that enable you to manage your Account Value as your financial needs and investment performance change.

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These annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, or bank subsidiary of Wells Fargo Bank, N.A, are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in this annuity involves certain investment risks, including possible loss of principal.
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PLEASE READ THIS PROSPECTUS AND THE CURRENT PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS. KEEP THEM FOR FUTURE REFERENCE.

                  FOR FURTHER INFORMATION CALL 1-800-680-8920.
Prospectus Dated: May 1, 2000
Statement of Additional Information Dated: May 1, 2000
WFVXTC-PROS-(05/2000)                                                   WFXTPROS

HOW DO I PURCHASE THIS ANNUITY?

We sell the Annuity through licensed, registered financial professionals. You must complete an application and submit a minimum initial purchase payment of $1,000. We may allow you to make a lower initial purchase payment provided that the purchase payments received in the first Annuity Year total at least $1,000. If the Annuity is owned by an individual or individuals, the oldest of those persons must be age 80 or under. If the Annuity is owned by an entity, the annuitant must be age 80 or under.

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If you purchase this Annuity, we apply an additional amount (an Extra CreditSM) to your account value with each purchase payment you make, including your initial purchase payment and any additional purchase payments.

 - This Annuity features the same Insurance Charge as many of American Skandia's other variable annuities. However, if you make a withdrawal that exceeds the free withdrawal amount or choose to surrender your Annuity, the contingent deferred sales charge (CDSC) on this Annuity is higher and is deducted for a longer period of time as compared to our other variable annuities. As with any annuity that features a CDSC, you should consider your need to access your account value during the CDSC period and whether the liquidity provision under the Annuity will satisfy that need.

- The Extra CreditSM amount is included in your account value. However, American Skandia may take back the original Extra CreditSM amount applied to your purchase payment if you die, or elect to withdraw all or a portion of your account value under the medically-related waiver provision, within 12 months of having received an Extra CreditSM amount. In either situation, the value of the Extra CreditSM amount could be substantially reduced. However, any investment gain on the Extra CreditSM amount will not be taken back. Additional conditions and restrictions apply.

American Skandia offers several different annuities which your financial professional may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the annuity. The different features and benefits include variations in death benefit protection, the ability to access your annuity's account value and the charges that you will be subject to if you choose to surrender the annuity. The fees and charges may also be different between each annuity.

If you are purchasing the Annuity as a replacement for existing variable annuity or variable life coverage, you should consider any surrender or penalty charges you may incur when replacing your existing coverage and that this Annuity may be subject to a contingent deferred sales charge if you elect to surrender the Annuity or take a partial withdrawal. You should consider your need to access the annuity's account value and whether the annuity's liquidity features will satisfy that need.

Trustees of qualified retirement plans considering using this Annuity as a funding vehicle for such plans should consult with counsel when evaluating the annuity's benefits and costs. In addition, if you are purchasing this Annuity as an Individual Retirement Annuity or Tax Sheltered Annuity, you should discuss with your financial professional how the benefits and costs of this annuity will fit within your overall financial plan.

                               Mailing Addresses:

                   New Business/Additional Purchase Payments:

                   American Skandia Life Assurance Corporation
                                  P.O. Box 7040
                            Bridgeport, CT 06601-7040

                               Exchange Paperwork:

                   American Skandia Life Assurance Corporation
                                  P.O. Box 7039
                            Bridgeport, CT 06601-7039

                            All other correspondence:

                   American Skandia Life Assurance Corporation
                                  P.O. Box 7038
                            Bridgeport, CT 06601-7038

                             Express/Overnight Mail:

                   American Skandia Life Assurance Corporation
                              Three Corporate Drive
                                Shelton, CT 06484

TABLE OF CONTENTS

GLOSSARY OF TERMS..................................................................................................................5


SUMMARY OF CONTRACT FEES AND CHARGES...............................................................................................6


EXPENSE EXAMPLES...................................................................................................................8


INVESTMENT OPTIONS................................................................................................................10

   WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?.............................................................10
   WHAT ARE THE FIXED INVESTMENT OPTIONS?.........................................................................................15

FEES AND CHARGES..................................................................................................................15

   WHAT ARE THE CONTRACT FEES AND CHARGES?........................................................................................15
   WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?..................................................................16
   WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?...................................................................................16
   WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYOUT?..............................................................................17

PURCHASING YOUR ANNUITY...........................................................................................................17

   WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?..........................................................................17

MANAGING YOUR ANNUITY.............................................................................................................17

   MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?................................................................17
   MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?..................................................................................17
   MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?.......................................................................................18
   MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?...................................................................18
   MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?...............................................................18

MANAGING YOUR ACCOUNT VALUE.......................................................................................................18

   HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?...................................................................................18
   HOW DO I RECEIVE CREDITS?......................................................................................................18
   HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?...................................................................................19
   ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?.....................................................21
   DO YOU OFFER DOLLAR COST AVERAGING?............................................................................................21
   DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?...............................................................................21
   DO YOU OFFER A PROGRAM TO BALANCE FIXED AND VARIABLE INVESTMENTS?..............................................................22
   MAY I AUTHORIZE MY FINANCIAL REPRESENTATIVE TO MANAGE MY ACCOUNT?..............................................................22
   HOW DO THE FIXED INVESTMENT OPTIONS WORK?......................................................................................22
   HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?..............................................................................23
   HOW DOES THE MARKET VALUE ADJUSTMENT WORK?.....................................................................................23
   WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?.................................................................................24
   ADDITIONAL AMOUNTS IN THE FIXED ALLOCATIONS....................................................................................24

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE..........................................................................................24


ACCESS TO ACCOUNT VALUE...........................................................................................................26

   WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?...............................................................................26
   ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?..................................................................................26
   CAN I WITHDRAW A PORTION OF MY ANNUITY?........................................................................................26
   IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?....................................................................................26
   CAN I MAKE WITHDRAWALS FROM MY ANNUITY WITHOUT A CDSC?.........................................................................27
   HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?..................................................................................27
   CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?...............................................27
   DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(T) OF THE INTERNAL REVENUE CODE?.......................................28
   WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?.............................................................28
   CAN I SURRENDER MY ANNUITY FOR ITS VALUE?......................................................................................28
   WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?....................................................................28
   WHAT TYPES OF ANNUITY PAYMENT OPTIONS ARE AVAILABLE UPON ANNUITIZATION?........................................................29
   HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?...........................................................................29
   HOW ARE ANNUITY PAYMENTS CALCULATED?...........................................................................................29

DEATH BENEFIT.....................................................................................................................30

   WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?..................................................................................30
   DEATH BENEFIT OPTIONS..........................................................................................................30

VALUING YOUR INVESTMENT...........................................................................................................33

   HOW IS MY ACCOUNT VALUE DETERMINED?............................................................................................33
   WHAT IS THE SURRENDER VALUE OF MY ANNUITY?.....................................................................................33
   HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?....................................................................................33
   HOW DO YOU VALUE FIXED ALLOCATIONS?............................................................................................33
   WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?....................................................................................33

TAX CONSIDERATIONS................................................................................................................34

   WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?...............................................................34
   HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?......................................................................34
   IN GENERAL, HOW ARE ANNUITIES TAXED?...........................................................................................34
   HOW ARE DISTRIBUTIONS TAXED?...................................................................................................34
   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?...................................36
   HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?..........................................................................37
   GENERAL TAX CONSIDERATIONS.....................................................................................................38

GENERAL INFORMATION...............................................................................................................39

   HOW WILL I RECEIVE STATEMENTS AND REPORTS?.....................................................................................39
   WHO IS AMERICAN SKANDIA?.......................................................................................................39
   WHAT ARE SEPARATE ACCOUNTS?....................................................................................................39
   WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?...........................................................................40
   WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?.........................................................................41
   AVAILABLE INFORMATION..........................................................................................................42
   INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE................................................................................42
   HOW TO CONTACT US..............................................................................................................42
   INDEMNIFICATION................................................................................................................43
   LEGAL PROCEEDINGS..............................................................................................................43
   EXECUTIVE OFFICERS AND DIRECTORS...............................................................................................43
   CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............................................................................48

APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA..........................................................................1


APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B..............................................................1

                                GLOSSARY OF TERMS

Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.


Account Value: The value of each allocation to a Sub-account or a Fixed Allocation prior to the Annuity Date, plus any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC") and/or any Annual Maintenance Fee. The Account Value includes any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine Account Value for your entire Annuity. The Account Value of each Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.


Annuity Date: The date you choose for annuity payments to commence. There may be a maximum Annuity Date in certain states.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed Allocation: An allocation of Account Value that is to be credited a fixed rate of interest for a specified Guarantee Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim Value: As of any particular date, the initial value allocated to the Fixed Allocation plus all interest credited to the Fixed Allocation as of the date calculated, less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value adjustment used in the determination of Account Value of each Fixed Allocation on a day other than such Fixed Allocation's Maturity Date.

Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity. With an Annuity issued as a certificate under a group annuity contract, the "Owner" refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender Value: The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC and Annual Maintenance Fee and any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity.

Unit: A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and expenses we charge for the Annuity. Some charges are assessed against your Annuity while others are assessed against assets allocated to the variable investment options. The charges that are assessed against the Annuity include the Contingent Deferred Sales Charge, Annual Maintenance Fee, Transfer Fee and the Tax Charge. The charge that is assessed against the variable investment options is the Insurance Charge, which is the combination of a mortality and expense risk charge and a charge for administration of the Annuity. Each underlying mutual fund portfolio assesses a charge for investment management and for other expenses. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying funds. In certain states, a premium tax charge may be applicable. All of these fees and expenses are described in more detail within this Prospectus.

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                            Your Transaction Expenses

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------------------------------- ----------------------------------------------------------------- ----------------------------------
                                                        Amount Deducted/

         Fee/Expense                                 Description Of Charge                                    When Deducted

------------------------------- ----------------------------------------------------------------- ----------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ ----------------------------------
Contingent Deferred Sales       Yr. 1   Yr. 2  Yr. 3  Yr. 4   Yr. 5  Yr. 6  Yr. 7   Yr. 8  Yr.              Upon Surrender or
Charge                                                                                      9+             Partial Withdrawal
The charge is a percentage of                                                                    Applicable period measured from the
each applicable purchase                                                                          date  each purchase payment is
payment                                                                                           allocated
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ ---------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ ----------------------------------
                                 8.5%   8.5%   8.5%    8.5%   7.5%   5.5%    3.5%   1.5%   0.0%
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ ----------------------------------
------------------------------- ----------------------------------------------------------------- ----------------------------------
Annual Maintenance Fee                       Smaller of $30 or 2% of Account Value                     Annually on the contract's
                                                                                                  anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------- ----------------------------------
Transfer Fee                                                 $10.00                             After the 12th transfer each annuity
                                                                                                                  year

------------------------------- ----------------------------------------------------------------- ----------------------------------
------------------------------- ----------------------------------------------------------------- ----------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

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                                                  Annual Expenses of the Sub-Accounts
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- ----------------------------------
Mortality & Expense Risk
Charge                                                       1.25%
                                                                                                                  Daily

Administration Charge                                        0.15%

Total  Annual  Expenses of the          1.40% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
--------------------------- ----------------------------------------------------------------- --------------------------------------
* The  combination of the Mortality and Expense Risk Charges and  Administration
Charge is referred to as the "Insurance Charge" elsewhere in this prospectus.

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                                Optional Benefits

We offer two different Optional Death Benefits that provide an enhanced level of protection for your beneficiary(ies). Please refer to the section entitled "Death Benefit" for a complete discussion of the Optional Death Benefits we offer.

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            Death Benefit Option                 Death Benefit equal to the greater of:            Additional Charge (annually)
------------------------------------------ -------------------------------------------- --------------------------------------------
------------------------------------------ -------------------------------------------- --------------------------------------------
                                               1.  Account Value (no MVA)
                                               2.  Sum of Purchase Payments minus
                  OPTION 1                         the proportional impact of                  0.30% of the current Death Benefit
                                                   withdrawals increasing at 5.0%
                                                   annually

                                               3.  Highest Anniversary Value

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---------------------------------------------- ---------------------------------------- --------------------------------------------
                                               1. Account Value (no MVA)
                                               2. Sum of Purchase Payments minus
                  OPTION 2                        the proportional impact of                  0.50% of the current Death Benefit
                                                  withdrawals increasing at 7.2%
                                                  annually

                                               3. Highest Anniversary Value

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                Underlying Mutual Fund Portfolio Annual Expenses
    (as a percentage of the average net assets of the underlying Portfolios)
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Below are the investment management fee, other expenses, and the total annual expenses for each underlying Portfolio as of December 31, 1999. The total annual expenses are the sum of the investment management fee, other expenses and any 12b-1 fees. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets. For certain of the underlying Portfolios, a portion of the management fee is being waived and/or other expenses are being partially reimbursed. "N/A" indicates that no portion of the management fee and/or other expenses is being waived and/or reimbursed. Any footnotes about expenses appear after the list of all the portfolios. Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust. The underlying mutual fund portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details.

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                                                                                Estimated
                                                  Management      Other        Distribution   Total Annual    Fee          Net
            UNDERLYING PORTFOLIO                     Fees         Expenses         and          Portfolio    Waivers       Annual
                                                                                 Service        Operating    and           Fund
                                                                                 (12b-1)        Expenses     Expense       Operating
                                                                                 Fees(1)                     Reimbursement Expenses

---------------------------------------------- ----------------- ------------ --------------- -------------- ------------ ----------
Wells Fargo Variable Trust:

  Equity Income (3)                                 0.55%          0.37%          0.25%          1.17%         0.17%         1.00%
  Large Company Growth (3)                          0.55%          0.63%          0.25%          1.43%         0.43%         1.00%
  Asset Allocation (4)                              0.55%          0.33%          0.25%          1.13%         0.13%         1.00%
  Growth (4)                                        0.55%          0.43%          0.25%          1.23%         0.23%         1.00%
  Equity Value (4)                                  0.55%          0.77%          0.25%          1.57%         0.57%         1.00%
  Corporate Bond (5)                                0.45%          0.55%          0.25%          1.25%         0.35%         0.90%
  Small Cap Growth (6)                              0.75%          1.41%          0.25%          2.41%         1.21%         1.20%
  Money Market (4)                                  0.40%          0.50%          0.25%          1.15%         0.30%         0.85%

American Skandia Trust:

  AST Janus Overseas Growth                         1.00%          0.23%          0.02%          1.25%          N/A          1.25%
  AST American Century International Growth         1.00%          0.50%          0.00%          1.50%          N/A          1.50%
  AST American Century International Growth         1.00%          0.26%          0.02%          1.28%          N/A          1.28%
II

  AST Janus Small-Cap Growth                        0.90%          0.18%          0.01%          1.09%          N/A          1.09%
  AST Kemper Small-Cap Growth                       0.95%          0.19%          0.03%          1.17%          N/A          1.17%
  AST Lord Abbett Small Cap Value                   0.95%          0.29%          0.00%          1.24%          N/A          1.24%
  AST T. Rowe Price Small Company Value             0.90%          0.21%          0.00%          1.11%          N/A          1.11%
  AST Janus Mid-Cap Growth (7)                      1.00%          0.22%          0.04%          1.26%          N/A          1.26%
  AST Neuberger Berman Mid-Cap Growth               0.90%          0.23%          0.04%          1.17%          N/A          1.17%
  AST Neuberger Berman Mid-Cap Value                0.90%          0.23%          0.12%          1.25%          N/A          1.25%
  AST MFS Growth (8)                                0.90%          0.45%          0.00%          1.35%          N/A          1.35%
  AST Marsico Capital Growth                        0.90%          0.18%          0.04%          1.12%          N/A          1.12%
  AST JanCap Growth                                 0.90%          0.14%          0.01%          1.05%         0.04%         1.01%
  AST Cohen & Steers Realty                         1.00%          0.27%          0.02%          1.29%          N/A          1.29%
  AST American Century Income & Growth              0.75%          0.23%          0.00%          0.98%          N/A          0.98%
  AST INVESCO Equity Income                         0.75%          0.18%          0.04%          0.97%          N/A          0.97%
  AST PIMCO Total Return Bond                       0.65%          0.17%          0.00%          0.82%          N/A          0.82%
  AST PIMCO Limited Maturity Bond                   0.65%          0.21%          0.00%          0.86%          N/A          0.86%

The Alger American Fund:

  Growth                                            0.75%          0.04%            N/A          0.79%         0.00%         0.79%

Montgomery Variable Series:

  Emerging Markets                                  1.25%          0.50%            N/A          1.75%         0.00%         1.75%

INVESCO Variable Investment Funds, Inc.:

  Technology                                         0.75%         0.78%           None           1.53%         0.21%         1.32%
  Health Sciences                                    0.75%         2.11%           None           2.86%         1.37%         1.49%
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1. American Skandia Trust (the "Trust") adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's Investment Manager to receive brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these commissions to promote the sale of shares of such Portfolios. The staff of the Securities and Exchange Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios. The Portfolios would pay the same or comparable commission amounts irrespective of the Distribution Plan; accordingly, total returns for the Portfolios are not expected to be adversely affected. The Distribution Fee estimates are derived from data regarding each Portfolio's brokerage transactions, and the proportions of such transactions directed to selling dealers, for the period ended December 31, 1999. However, it is not possible to determine with accuracy actual amounts that will be received under the Distribution Plan. Such amounts will vary based upon the level of a Portfolio's brokerage activity, the proportion of such activity directed under the Distribution Plan, and other factors.
2. The Investment Manager of American Skandia Trust has agreed to reimburse and/or waive fees for certain Portfolios until at least October 17, 2000. The caption "Total Annual Fund Operating Expenses" reflects the Portfolios' fees and expenses before such waivers and reimbursements, while the caption "Net Annual Fund Operating Expenses" reflects the effect of such waivers and reimbursements.
3.   These portfolios were first offered as Sub-accounts on September 20, 1999.
4. Pursuant to a shareholder vote, effective September 20, 1999, each Life & Annuity Trust portfolio transferred its assets to a corresponding portfolio of Wells Fargo Variable Trust.
5. This portfolio was first offered as a Sub-account on September 20, 1999 when, pursuant to a shareholder vote, the U.S. Government Allocation portfolio of Life & Annuity Trust was merged with the Income portfolio of Norwest Select Fund. The LAT U.S. Government Allocation portfolio no longer exists.
6. This portfolio was first offered as a Sub-account on September 20, 1999 when, pursuant to a shareholder vote, the Strategic Growth portfolio of Life & Annuity Trust was merged with the Small Company Stock portfolio of Norwest Select Fund. The LAT Strategic Growth portfolio no longer exists.
7. This Portfolio commenced operations on May 1, 2000. "Other Expenses" are based on estimated amounts for the fiscal year ending December 31, 2000.
8. This Portfolio commenced operations on October 18, 1999. "Other Expenses" are based on estimated amounts for the fiscal year ending December 31, 2000.

EXPENSE EXAMPLES

These examples are designed to assist you in understanding the various costs and expenses you will incur with the Annuity over certain periods of time based on specific assumptions. The examples reflect expenses of our Sub-accounts, as well as those of the underlying mutual fund portfolios. The Securities and Exchange Commission ("SEC") requires these examples.

The examples shown assume that: (a) you only allocate Account Value in the Sub-accounts; (b) fees and expenses remain constant; (c) you make no withdrawals of Account Value during the period shown; (d) you make no transfers, withdrawals, surrender or other transaction that we charge a fee during the period shown; (e) no tax charge applies; (f) the expenses throughout the period for the underlying mutual fund portfolios will be the "Net Annual Fund Operating Expenses," as shown above in the section entitled "Underlying Mutual Fund Portfolio Annual Expenses"; and (g) the Credit applicable to your Annuity is 2% of Purchase Payments. The Credit may be less when total Purchase Payments are less then $10,000 and may be more when total Purchase Payments are at least $1,000,000 (see "How do I receive Credits?"). The examples do not reflect the charge for any optional benefits that may be offered under the Annuity. The examples also do not reflect the impact of any Target Value Credits that may be applied to Purchase Payments within the first Annuity Year.

THE  EXAMPLES  ARE  ILLUSTRATIVE   ONLY  -  THEY  SHOULD  NOT  BE  CONSIDERED  A
REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                  (amounts shown are rounded to the nearest dollar)
------------------------------------------------------------------------------------------------------------------------------------

                                       ---------------------------------------------- ---- -----------------------------------------
                                       If you surrender  your Annuity at the end  If you do not surrender your Annuity at the end
                                       of the applicable time period, you would   of the applicable time period or begin taking
                                       pay the following expenses on a $1,000     annuity payments at such time, you would pay the
                                       investment, assuming 5% annual return on   following expenses on a $1,000 investment,
                                       assets:                                    assuming 5% annual return on assets:

                                       ------------------------------------------- ------- -----------------------------------------

                                         After:                                            After:
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------- --------- ---------- --------- ---------- ------- ---------- --------- ---------- ----------
Sub-Account:                              1 Year    3 Years    5 Years   10 Years           1 Year     3 Years   5 Years    10 Years
--------------------------------------- --------- ---------- --------- ---------- ------- ---------- --------- ---------- ----------

WFVT Equity Income                             111        165       211        289            26         80        136        289
WFVT Large Company Growth                      111        165       211        289            26         80        136        289
WFVT Asset Allocation                          111        165       211        289            26         80        136        289
WFVT Growth                                    111        165       211        289            26         80        136        289
WFVT Equity Value                              111        165       211        289            26         80        136        289
WFVT Corporate Bond                            110        161       205        278            25         76        130        278
WFVT Small Cap Growth                          113        171       221        309            28         86        146        309
WFVT Money Market                              109        160       203        273            24         75        128        273

AST Janus Overseas Growth                      114        173       224        314            29         88        149        314
AST American Century International Growth      117        181       237        340            32         96        162        340
AST American Century  International  Growth    114        173       226        318            29         88        151        318
II

AST Janus Small-Cap Growth                     112        167       215        297            27         82        140        297
AST Kemper Small-Cap Growth                    113        170       220        306            28         85        145        306
AST Lord Abbett Small Cap Value                114        173       223        313            29         88        148        313
AST T. Rowe Price Small Company Value          112        168       217        300            27         83        142        300
AST Janus Mid-Cap Growth                       114        173       225        316            29         88        150        316
AST Neuberger Berman Mid-Cap Growth            113        170       220        306            28         85        145        306
AST Neuberger Berman Mid-Cap Value             114        173       224        314            29         88        149        314
AST MFS Growth                                 115        176       229        325            30         91        154        325
AST Marsico Capital Growth                     112        168       217        301            27         83        142        301
AST JanCap Growth                              111        165       212        290            26         80        137        290
AST Cohen & Steers Realty                      114        174       226        319            29         89        151        319
AST American Century Income & Growth           111        164       210        287            26         79        135        287
AST INVESCO Equity Income                      110        164       209        285            25         79        134        285
AST PIMCO Total Return Bond                    109        159       201        270            24         74        126        270
AST PIMCO Limited Maturity Bond                109        160       203        274            24         75        128        274

AA Growth                                      109        158       200        267            24         73        125        267

MV Emerging Markets                            119        188       249        363            34        103        174        363

INVESCO VIF Technology                         114        175       228        321            29         90        153        321
INVESCO VIF Health Sciences                    116        180       236        339            31         95        161        339

------------------------------------------ --------- ---------- --------- -------------- ---------- --------- ---------- ----------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?


Each variable investment option is a Class 1 Sub-account of American Skandia Life Assurance Corporation Variable Account B (see "What are Separate Accounts" for more detailed information.) Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The following chart classifies each of the Portfolios based on our assessment of their investment style (as of the date of this Prospectus). The chart also provides a short description of each Portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any underlying mutual fund portfolio will meet its investment objective.


The name of the advisor/sub-advisor for each Portfolio appears next to the description. Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust. The investment manager for AST is American Skandia Investment Services, Inc. ("ASISI"), an affiliated company. However, a sub-advisor, as noted below, is engaged to conduct day-to-day investment decisions.

Some of the Portfolios available as Sub-accounts under the Annuity are managed by the same portfolio advisor or sub-advisor as a retail mutual fund that the Portfolio may have been modeled after at the Portfolio's inception. Certain retail mutual funds may also have been modeled after a Portfolio. While the investment objective and policies of the funds may be substantially similar, the actual investments made by the funds will differ to varying degrees. Differences in the performance of the funds can be expected, and in some cases could be substantial. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds.

================================================================================
Effective January 19, 2000, the AST Janus Small-Cap Growth portfolio is no longer offered as a Sub-account under the Annuity. Owners of Contracts issued on or before January 18, 2000 may not allocate additional Account Value or make transfers into the AST Janus Small-Cap Growth Sub-account, except that, Owners who had previously elected a bank drafting, dollar cost averaging, asset allocation and/or rebalancing program will be allowed to continue. However, no changes involving the AST Janus Small-Cap Growth Sub-account may be made to such programs.

Effective March 1, 2000, the AST Janus Overseas Growth portfolio is no longer offered as a Sub-account under the Annuity, except as noted below. Owners of Contracts issued on or before February 29, 2000 with Account Value allocated to the AST Janus Overseas Growth Sub-account may continue to allocate Account Value and make transfers into the AST Janus Overseas Growth Sub-account, including any bank drafting, dollar cost averaging, asset allocation and rebalancing programs. Contracts issued on or after March 1, 2000 will not be allowed to allocate Account Value to the AST Janus Overseas Growth Sub-account.

The Portfolios may be offered as a Sub-account to Contract Owners at some future date; however, at the present time, American Skandia has no intention to do so.

================================================================================

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                          PORTFOLIO
            STYLE/                    INVESTMENT OBJECTIVES/POLICIES                       ADVISOR/
             TYPE                                                                         SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
CAPITAL PRESERVATION             WFVT Money Market:  seeks high current  income,     Wells Fargo Bank, N.A.
                                 while  preserving  capital and  liquidity.  The
                                 Investment Advisor actively manages a portfolio
                                 of U.S.  dollar-denominated  high-quality money
                                 market instruments, including debt obligations.
                                 They  also  make  certain  other   investments,
                                 including repurchase agreements.
------------------------------  ----------------------------------------------------------------------------------------------------
CORPORATE                        WFVT  Corporate  Bond:  seeks a high  level  of     Wells Fargo Bank, N.A.
   BOND                          current  income,   consistent  with  reasonable
                                 risk.  The  Portfolio  pursues its objective by
                                 actively   managing  a  diversified   portfolio
                                 consisting    primarily   of   corporate   debt
                                 securities of any maturity. Under normal market
                                 conditions,    it   expects   to   maintain   a
                                 dollar-weighted  average maturity for portfolio
                                 securities  of  between  10 and 15  years.  The
                                 Portfolio  may  invest  up to 25% of its  total
                                 assets  in  debt   securities  that  are  below
                                 investment  grade (junk bonds) or in securities
                                 of  foreign  issuers.  The  Portfolio  also may
                                 invest in U.S. Government obligations.
------------------------------  ----------------------------------------------------------------------------------------------------
SHORT-TERM BOND                  AST  PIMCO  Limited  Maturity  Bond:  seeks  to     Pacific Investment  Management Company
                                 maximize   total   return    consistent    with
                                 preservation of capital and prudent  investment
                                 management.  The  Portfolio  will  invest  in a
                                 diversified     portfolio    of    fixed-income
                                 securities of varying  maturities.  The average
                                 portfolio  duration of the Portfolio  generally
                                 will  vary  within  a one- to  three-year  time
                                 frame based on the  Sub-advisor's  forecast for
                                 interest rates.
------------------------------  ----------------------------------------------------------------------------------------------------
LONG-TERM                        AST PIMCO Total Return Bond:  seeks to maximize     Pacific Investment  Management Company
  BOND                           total return  consistent  with  preservation of
                                 capital and prudent investment management.  The
                                 Portfolio   will   invest   in  a   diversified
                                 portfolio of fixed-income securities of varying
                                 maturities.  The average portfolio  duration of
                                 the  Portfolio  generally  will  vary  within a
                                 three-  to  six-year  time  frame  based on the
                                 Sub-advisor's   forecast  for  interest  rates.
-----------------------------  -----------------------------------------------------------------------------------------------------
ASSET ALLOCATION                 WFVT Asset  Allocation:  seeks  long-term total     Wells Fargo Bank, N.A.
                                 return,  consistent with  reasonable  risk. The
                                 Portfolio  pursues its  objective by allocating
                                 and   reallocating   its  assets  among  common
                                 stocks,  U.S.  Treasury  Bonds and money market
                                 instruments. The Investment Advisor manages the
                                 allocation  of  investments  in  the  Portfolio
                                 assuming  a "normal"  allocation  of 60% stocks
                                 and  40%  bonds.   The  stock  portion  of  the
                                 Portfolio   is   invested  to   replicate   the
                                 weightings of each company  comprising  the S&P
                                 500 Index. The bond portion of the Portfolio is
                                 invested to replicate  the Lehman  Brothers 20+
                                 Bond Index.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST INVESCO Equity Income: seeks capital growth     INVESCO Funds Group,  Inc.
                                 and  current  income  while   following   sound
                                 investment  practices.  The Portfolio  seeks to
                                 achieve   its   objective   by   investing   in
                                 securities   that  are   expected   to  produce
                                 relatively    high   levels   of   income   and
                                 consistent,   stable  returns.   The  Portfolio
                                 normally will invest at least 65% of its assets
                                 in dividend-paying  common and preferred stocks
                                 of domestic and foreign  issuers.  Up to 30% of
                                 the  Portfolio's  assets  may  be  invested  in
                                 equity  securities  that  do  not  pay  regular
  EQUITY INCOME                  dividends.
                               -----------------------------------------------------------------------------------------------------
                                WFVT  Equity  Income:  seeks  long-term  capital     Wells Fargo Bank, N.A.
                                appreciation and above-average  dividend income.
                                The Portfolio pursues its objective primarily by
                                investing   in  the  common   stocks  of  large,
                                high-quality     domestic     companies     with
                                above-average  return potential based on current
                                market  valuations  and  above-average  dividend
                                income.  Under  normal  market  conditions,  the
                                Portfolio  invests  at  least  65% of its  total
                                assets in income producing equity securities and
                                in   issues    of    companies    with    market
                                capitalizations  greater  than the median of the
                                Russell 1000 Index.
------------------------------------------------------------------------------------------------------------------------------------
GROWTH                           AST  American  Century  Income & Growth:  seeks     American  Century Investment Management, Inc.
   &                             capital   growth  with  current   income  as  a
INCOME                           secondary  objective.   The  Portfolio  invests
                                 primarily in common stocks that offer potential
                                 for capital  growth,  and may,  consistent with
                                 its  investment  objectives,  invest  in stocks
                                 that offer  potential for current  income.  The
                                 Sub-adviser utilizes a quantitative  management
                                 technique  with a goal of  building  an  equity
                                 portfolio that provides better returns than the
                                 S&P 500 Index  without  taking  on  significant
                                 additional risk and while  attempting to create
                                 a dividend  yield that will be greater than the
                                 S&P 500 Index.
 ------------------------------  ---------------------------------------------------------------------------------------------------
                                                                                          PORTFOLIO
            STYLE/                    INVESTMENT OBJECTIVES/POLICIES                       ADVISOR/
             TYPE                                                                         SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
REAL ESTATE                      AST Cohen & Steers  Realty:  seeks to  maximize       Cohen & Steers Capital Management, Inc.
  (REIT)                         total return through  investment in real estate
                                 securities.    The   Portfolio    pursues   its
                                 investment    objective   by   seeking,    with
                                 approximately  equal  emphasis,  capital growth
                                 and current income. Under normal circumstances,
                                 the Portfolio will invest  substantially all of
                                 its  assets in the  equity  securities  of real
                                 estate companies,  i.e., a company that derives
                                 at  least   50%  of  its   revenues   from  the
                                 ownership, construction,  financing, management
                                 or sale of real estate or that has at least 50%
                                 of its  assets  in  real  estate.  Real  estate
                                 companies  may include  real estate  investment
                                 trusts or REITs.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST JanCap Growth: seeks growth of capital in a     Janus Capital Corporation
                                 manner  consistent  with  the  preservation  of
                                 capital.   Realization   of  income  is  not  a
                                 significant  investment  consideration  and any
                                 income realized on the Portfolio's investments,
                                 therefore,    will   be   incidental   to   the
                                 Portfolio's   objective.   The  Portfolio  will
                                 pursue its objective by investing  primarily in
                                 common stocks of companies that the Sub-advisor
                                 believes are experiencing  favorable demand for
                                 their products and services,  and which operate
                                 in  a  favorable   competitive  and  regulatory
                                 environment.  The Sub-advisor generally takes a
                                 "bottom up"  approach  to choosing  investments
                                 for  the   Portfolio.   In  other  words,   the
                                 Sub-advisor   seeks  to   identify   individual
                                 companies with earnings  growth  potential that
                                 may not be recognized by the market at large.
                                ----------------------------------------------------------------------------------------------------
                                  AST  Marsico  Capital  Growth:   seeks  capital     Marsico Capital  Management,  LLC
                                 growth. Income realization is not an investment
                                 objective  and  any  income   realized  on  the
                                 Portfolio's  investments,  therefore,  will  be
                                 incidental to the  Portfolio's  objective.  The
                                 Portfolio   will   pursue  its   objective   by
                                 investing primarily in common stocks of larger,
                                 more   established   companies.   In  selecting
                                 investments for the Portfolio,  the Sub-advisor
                                 uses  an  approach  that  combines  "top  down"
                                 economic   analysis   with  "bottom  up"  stock
                                 selection.  The "top down" approach  identifies
                                 sectors,  industries  and companies that should
                                 benefit  from the  trends the  Sub-advisor  has
                                 observed.   The  Sub-advisor   then  looks  for
                                 individual   companies  with  earnings   growth
                                 potential  that  may not be  recognized  by the
                                 market at large.  This is  called  "bottom  up"
                                 stock selection.
LARGE CAP EQUITY                ----------------------------------------------------------------------------------------------------
                                 AST MFS Growth:  seeks long-term capital growth     Massachusetts Financial Services Company
                                 and  future   income.   Under   normal   market
                                 conditions,  the Portfolio invests at least 80%
                                 of  its  total  assets  in  common  stocks  and
                                 related  securities,  such as preferred stocks,
                                 convertible securities and depositary receipts,
                                 of  companies  that  the  Sub-advisor  believes
                                 offer   better  than  average   prospects   for
                                 long-term  growth.  The  Sub-advisor  seeks  to
                                 purchase   securities  of  companies   that  it
                                 considers  well-run and poised for growth.  The
                                 Portfolio  may  invest  up to 35%  of  its  net
                                 assets in foreign securities.
                                ----------------------------------------------------------------------------------------------------
                                 The  Alger   American  Fund  -  Growth:   seeks     Fred Alger Management,  Inc.
                                 long-term capital  appreciation.  The Portfolio
                                 focuses on  growing  companies  that  generally
                                 have broad product  lines,  markets,  financial
                                 resources and depth of management. Under normal
                                 circumstances,  the Portfolio invests primarily
                                 in the equity  securities  of large  companies.
                                 The Portfolio considers a large company to have
                                 a  market   capitalization  of  $1  billion  or
                                 greater.
                                ----------------------------------------------------------------------------------------------------
                                 WFVT  Equity  Value:  seeks  long-term  capital     Wells Fargo  Bank,  N.A.
                                 appreciation.   The   Portfolio   pursues   its
                                 objective  by   investing   in  a   diversified
                                 portfolio    composed   primarily   of   equity
                                 securities    that   are    trading    at   low
                                 price-to-earnings  ratios,  as measured against
                                 the  stock  market  as a whole or  against  the
                                 individual  stock's  own price  history.  Under
                                 normal market conditions, the Portfolio invests
                                 primarily  in  common  stocks  of  both  large,
                                 well-established    companies    and    smaller
                                 companies with market capitalization  exceeding
                                 $50  million  at  the  time  of  purchase.  The
                                 Portfolio  may also invest in debt  instruments
                                 that may be converted into the common stocks of
                                 both U.S. and foreign companies.
                                ----------------------------------------------------------------------------------------------------
                                 WFVT   Growth:    seeks    long-term    capital     Wells Fargo  Bank,  N.A.
                                 appreciation.   The   Portfolio   pursues   its
                                 objective  by  investing  primarily  in  common
                                 stocks and other equity securities of companies
                                 that have a strong  earnings  growth trend that
                                 the    Investment    Advisor    believes   have
                                 above-average   prospects  for  future  growth.
                                 Under normal market  conditions,  the Portfolio
                                 invests at least 65% of total  assets in equity
                                 securities,   including  common  and  preferred
                                 stocks and securities  convertible  into common
                                 stocks.  The investment  strategy is focused on
                                 larger  capitalization stocks that fall within,
                                 but towards the higher end of, the range of the
                                 Russell 1000 Index.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                          PORTFOLIO
            STYLE/                    INVESTMENT OBJECTIVES/POLICIES                       ADVISOR/
             TYPE                                                                         SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
 LARGE CAP EQUITY                WFVT  Large  Company  Growth:  seeks  long-term     Wells Fargo Bank, N.A.
      (Cont.)                    capital appreciation. The Portfolio pursues its
                                 objective  by  investing  primarily  in  common
                                 stocks   of   large,    high-quality   domestic
                                 companies that the Investment  Advisor believes
                                 have superior growth potential.  The Investment
                                 Advisor   looks   for   companies    that   are
                                 attractively     valued    with     fundamental
                                 characteristics    that   it    believes    are
                                 significantly  better  than the market  average
                                 and   support    internal    earnings    growth
                                 capability.
------------------------------  ----------------------------------------------------------------------------------------------------
                                AST  Janus  Mid-Cap   Growth:   seeks  long-term     Janus Capital Corporation
                                capital growth.  The Portfolio invests primarily
                                in common  stocks,  selected  for  their  growth
                                potential,  and normally invests at least 65% of
                                its equity assets in medium-sized companies. For
                                purposes   of   the   Portfolio,    medium-sized
                                companies are those whose market capitalizations
                                (measured at the time of investment) fall within
                                the range of  companies in the Standard & Poor's
                                MidCap  400  Index.  The  Sub-advisor  seeks  to
                                identify  individual   companies  with  earnings
                                growth  potential  that may not be recognized by
                                the market at large.
                                ----------------------------------------------------------------------------------------------------
                                 AST  Neuberger  Berman  Mid-Cap  Growth:  seeks     Neuberger  Berman  Management Incorporated
MID-CAP EQUITY                   capital growth. The Portfolio primarily invests
                                 in the  common  stocks  of  mid-cap  companies,
                                 i.e.,     companies    with    equity    market
                                 capitalizations   from  $300   million  to  $10
                                 billion   at  the  time  of   investment.   The
                                 Portfolio   is   normally   managed   using   a
                                 growth-oriented    investment   approach.   The
                                 Sub-advisor  looks for  fast-growing  companies
                                 that are in new or rapidly evolving industries.
                                ----------------------------------------------------------------------------------------------------
                                 AST  Neuberger  Berman  Mid-Cap  Value:   seeks     Neuberger  Berman  Management Incorporated
                                 capital growth. The Portfolio primarily invests
                                 in the  common  stocks  of  mid-cap  companies.
                                 Under the Portfolio's value-oriented investment
                                 approach,    the    Sub-advisor    looks    for
                                 well-managed  companies  whose stock prices are
                                 undervalued  and that may rise in price  before
                                 other  investors  realize their worth.  Factors
                                 that the  Sub-advisor may use to identify these
                                 companies    include    strong    fundamentals,
                                 including   a  low   price-to-earnings   ratio,
                                 consistent  cash flow, and a sound track record
                                 through   all  phases  of  the  market   cycle.
    ------------------------------  ------------------------------------------------------------------------------------------------
                                 AST  Janus  Small-Cap  Growth:   seeks  capital     Janus Capital  Corporation
                                 growth.  The Portfolio pursues its objective by
                                 normally  investing  at least  65% of its total
                                 assets  in the  common  stocks  of  small-sized
                                 companies,   i.e.,   those  that  have   market
                                 capitalizations  of less than $1.5  billion  or
                                 annual   gross   revenues  of  less  than  $500
                                 million.  As a Portfolio that invests primarily
                                 in smaller or newer issuers,  the Portfolio may
                                 be subject  to  greater  risk of loss and share
                                 price    fluctuation   than   funds   investing
                                 primarily   in  larger   or  more   established
                                 issuers.
                                ----------------------------------------------------------------------------------------------------
SMALL CAP EQUITY                 AST  Kemper  Small-Cap  Growth:  seeks  maximum     Scudder Kemper Investments,  Inc.
                                 growth of  investors'  capital from a portfolio
                                 primarily   of   growth   stocks   of   smaller
                                 companies.  At  least  65% of  the  Portfolio's
                                 total assets  normally  will be invested in the
                                 equity securities of smaller  companies,  i.e.,
                                 those  having a market  capitalization  of $1.5
                                 billion or less at the time of investment, many
                                 of which would be in the early  stages of their
                                 life  cycle.  The  Portfolio  seeks  attractive
                                 areas for  investment  that arise from  factors
                                 such as technological  advances,  new marketing
                                 methods,   and   changes  in  the  economy  and
                                 population. Because of the Portfolio's focus on
                                 the   stocks  of  smaller   growth   companies,
                                 investment   in  the   Portfolio   may  involve
                                 substantially  greater than average share price
                                 fluctuation and investment risk.
                                ----------------------------------------------------------------------------------------------------
                                 AST  Lord   Abbett   Small  Cap  Value:   seeks     Lord,  Abbett  &  Co.
                                 long-term capital  appreciation.  The Portfolio
                                 will  seek its  objective  through  investments
                                 primarily   in  equity   securities   that  are
                                 believed to be undervalued in the  marketplace.
                                 The Portfolio  primarily  seeks  companies that
                                 are  small-sized,  based on the  value of their
                                 outstanding stock.  Specifically,  under normal
                                 circumstances,  at least 65% of the Portfolio's
                                 total assets will be invested in common  stocks
                                 issued by smaller,  less  well-known  companies
                                 (with  market  capitalizations  of less than $2
                                 billion)  selected on the basis of  fundamental
                                 investment  analysis.  The small capitalization
                                 companies  in  which  the  Portfolio  primarily
                                 invests  may  offer  significant   appreciation
                                 potential. However, smaller companies may carry
                                 more risk than larger companies.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                          PORTFOLIO
            STYLE/                    INVESTMENT OBJECTIVES/POLICIES                       ADVISOR/
             TYPE                                                                         SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST T. Rowe Price Small Company Value: seeks to     T.  Rowe  Price   Associates,   Inc.
                                 provide  long-term  capital growth by investing
                                 primarily in  small-capitalization  stocks that
                                 appear to be  undervalued.  The Portfolio  will
                                 normally  invest  at  least  65% of  its  total
                                 assets in stocks and equity-related  securities
                                 of  small  companies  ($1  billion  or  less in
                                 market  capitalization).   Reflecting  a  value
                                 approach to investing,  the Portfolio will seek
                                 the stocks of  companies  whose  current  stock
                                 prices  do not  appear  to  adequately  reflect
                                 their  underlying  value as measured by assets,
                                 earnings,  cash  flow or  business  franchises.
                                 Investing in small companies  involves  greater
                                 risk of loss  than  is  customarily  associated
                                 with more established companies.
SMALL CAP EQUITY                ----------------------------------------------------------------------------------------------------
     (Cont.)                     WFVT Small Cap Growth:  seeks long-term capital     Wells   Fargo   Bank,    N.A.
                                 appreciation.   The   Portfolio   pursues   its
                                 objective  by   investing   in  a   diversified
                                 portfolio of common  stocks issued by companies
                                 whose  market  capitalization  falls  with  the
                                 range of the Russell 2000 Index.  The Portfolio
                                 invests  in  common   stocks  of  domestic  and
                                 foreign  companies that the Investment  Advisor
                                 believes  have   above-average   prospects  for
                                 capital growth,  or that may be involved in new
                                 or innovative products, services and processes.
                                 Under normal market  conditions,  the Portfolio
                                 invests  in  an   actively   managed,   broadly
                                 diversified      portfolio     of     small-cap
                                 growth-oriented  common  stocks and in at least
                                 20 common stock issues spread  across  multiple
                                 industry groups and sectors of the economy.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST  American  Century   International  Growth:     American  Century  Investment Management, Inc.
                                 seeks capital  growth.  The Portfolio will seek
                                 to  achieve   its   investment   objective   by
                                 investing  primarily  in equity  securities  of
                                 foreign companies that the Sub-advisor believes
                                 will increase in value over time.  Under normal
                                 conditions,  the Portfolio will invest at least
                                 65% of  its  assets  in  equity  securities  of
                                 issuers from at least three  countries  outside
                                 of the United States.  The  Sub-advisor  uses a
                                 growth  investment  strategy it developed  that
                                 looks for  companies  with earnings and revenue
                                 growth.  The Sub-advisor will consider a number
                                 of   other   factors   in   making   investment
                                 selections,   including   the   prospects   for
                                 relative  economic  growth  among  countries or
                                 regions,  economic  and  political  conditions,
                                 expected  inflation  rates,  currency  exchange
                                 fluctuations and tax considerations.
INTER-NATIONAL EQUITY           ----------------------------------------------------------------------------------------------------
                                 AST American Century  International  Growth II:     American  Century  Investment Management, Inc.
                                 The investment objective, policies and risks of
                                 the  Portfolio are  substantially  identical to
                                 those of the AST American Century International
                                 Growth   Portfolio  as  described   immediately
                                 above.
                                ----------------------------------------------------------------------------------------------------
                                 AST  Janus  Overseas  Growth:  seeks  long-term     Janus Capital Corporation
                                 growth of capital.  The  Portfolio  pursues its
                                 objective   primarily  through  investments  in
                                 common  stocks of  issuers  from at least  five
                                 different   countries,   excluding  the  United
                                 States.   Securities  are  generally   selected
                                 without regard to any defined  allocation among
                                 countries,   geographic   regions  or  industry
                                 sectors, or other similar selection  procedure.
------------------------------  ----------------------------------------------------------------------------------------------------
 EMERGING MARKETS                Montgomery  Variable Series - Emerging Markets:     Montgomery  Asset Management,  LLC
                                 seeks capital appreciation,  which under normal
                                 conditions  it seeks by  investing at least 65%
                                 of its total  assets in  equity  securities  of
                                 companies in countries having emerging markets.
                                 Under  normal   conditions,   investments   are
                                 maintained  in at  least  six  emerging  market
                                 countries  at all times and no more than 25% of
                                 total  assets are  invested in any one emerging
                                 market country.
------------------------------  ----------------------------------------------------------------------------------------------------
Sector funds generally  diversify their investments  across particular  economic sectors.  However,  because  those  investments  are limited to a  comparatively narrow segment of the economy,  sector funds are generally not as diversified as most mutual  funds.  Sector funds tend to be more  volatile  than other types of funds.  The value of fund  shares  may go up and down more  rapidly  than  other funds.  Each sector of the economy may also have  different  regulatory or other risk factors that can cause greater fluctuations in the share price. Please read the  prospectus  for the  underlying  sector fund for further  details about the risks of the particular sector of the economy.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 INVESCO   VIF    Technology:    seeks   capital     INVESCO Funds Group,  Inc.
                                 appreciation. The Portfolio normally invests at
                                 least  80% of its total  assets  in the  equity
                                 securities    of    companies     engaged    in
                                 technology-related  industries.  These include,
                                 but  are  not   limited   to,   communications,
                                 computers,  video,  electronics,  oceanography,
                                 office and factory automation,  and robotics. A
                                 core  portion of the  Portfolio's  holdings are
                                 invested in market-leading technology companies
                                 which  the  Investment  Advisor  believes  will
                                 maintain   or  improve   their   market   share
                                 regardless of overall conditions.
 SECTOR                         ----------------------------------------------------------------------------------------------------
                                 INVESCO  VIF  Health  Sciences:  seeks  capital     INVESCO Funds Group,  Inc.
                                 appreciation.  The  Portfolio  invests at least
                                 80% of its assets in the equity  securities  of
                                 companies  that develop,  produce or distribute
                                 products  or services  related to health  care.
                                 These industries  include,  but are not limited
                                 to,    medical     equipment    or    supplies,
                                 pharmaceuticals,  health care  facilities,  and
                                 applied   research  and   development   of  new
                                 products or services.  The  Investment  Advisor
                                 attempts to blend  well-established  healthcare
                                 firms with faster-growing,  more dynamic health
                                 care companies,  which have new products or are
                                 increasing   their  market  share  of  existing
                                 products.
------------------------------  ----------------------------------------------------------------------------------------------------


WHAT ARE THE FIXED INVESTMENT OPTIONS?

We offer fixed investment options of different durations during the accumulation phase. These "Fixed Allocations" earn a guaranteed fixed rate of interest for a specified period of time, called the "Guarantee Period." In most states, we offer Fixed Allocations with Guarantee Periods of 1, 2, 3, 5, 7 and 10 years. We guarantee the fixed rate for the entire Guarantee Period. However, if you withdraw or transfer Account Value before the end of the Guarantee Period, we will adjust the value of your withdrawal or transfer based on a formula, called a "Market Value Adjustment." The Market Value Adjustment can either be positive or negative, depending on the rates that are currently being credited on Fixed Allocations. Please refer to the section entitled "How does the Market Value Adjustment Work?" for a description of the formula along with examples of how it is calculated. You may allocate Account Value to more than one Fixed Allocation at a time.

Fixed Allocations are currently not available in the state of Maryland, Nevada, Oregon, Utah and Washington.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

(The Contingent Deferred Sales Charge is often referred to as a "Surrender Charge" or "CDSC".)

Contingent  Deferred  Sales Charge:  We may assess a Contingent  Deferred  Sales
Charge or CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn during the applicable Annuity Year. The amount of the CDSC decreases over time, measured from the date the Purchase Payment is applied. The CDSC percentages are shown below.

      ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

      YEARS               1      2     3     4     5     6     7     8     9+
      ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----
      ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

      CHARGE (%)         8.5    8.5   8.5   8.5   7.5   5.5   3.5   1.5   0.0
      ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

Each Purchase Payment has its own CDSC period. When you make a withdrawal, we assume that the oldest Purchase Payment is being withdrawn first so that the lowest CDSC is deducted from the amount withdrawn. After eight (8) complete years from the date you make a Purchase Payment, no CDSC will be assessed if you withdraw or surrender that Purchase Payment.

Under certain circumstances you can withdraw a limited amount of Account Value without paying a CDSC. This is referred to as a "Free Withdrawal." We may waive the CDSC under certain medically-related circumstances or when taking a Minimum Distribution under an Annuity issued in connection with a qualified contract. Free Withdrawals, Medically-Related Waivers and Minimum Distributions are each explained more fully in the section entitled "Access to Your Account Value".

Reductions to the Contingent Deferred Sales Charge

We may reduce the amount of the CDSC or the length of time it applies if we determine that our sales expenses for a particular individual or group are lower than expected. Some of the factors we might consider in making such a decision are: (a) the size and type of group; (b) the amounts of Purchase Payments; (c) present Owners making additional Purchase Payments; and/or (d) other transactions where sales expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we reduce the length or amount of the CDSC.

Annual Maintenance Fee: During the accumulation period we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $30.00 or 2% of your Account Value invested in the variable investment options, whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. We may increase the Annual Maintenance Fee. However, any increase will only apply to Annuities issued after the date of the increase.

We may reduce or eliminate the amount of the Annual Maintenance Fee when Annuities are sold to individuals or a group of individuals in a manner that reduces our maintenance expenses. We would consider such factors as: (a) the size and type of group; (b) the number of Annuities purchased by an Owner; (c) the amount of Purchase Payments; and/or (d) other transactions where maintenance expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we eliminate or reduce the Annual Maintenance Fee.

Optional Death Benefits: If you elect to purchase one of the Optional Death Benefits, we will deduct a charge from your Account Value on the anniversary of your Annuity's Issue Date or, under certain circumstances on a date other than the anniversary date. Please refer to the section entitled "Death Benefit" for a description of the charge for each Optional Death Benefit.


Transfer Fee: You may make twelve (12) free transfers between investment options each Annuity Year. We will charge $10.00 for each transfer after the twelfth in each Annuity Year. We do not consider transfers made as part of a dollar cost averaging program when we count the twelve free transfers. Transfers made as part of a rebalancing, market timing or third party investment advisory service will be subject to the twelve-transfer limit. However, all transfers made on the same day will be treated as one (1) transfer. Renewals or transfers of Account Value from a Fixed Allocation at the end of its Guarantee Period are not subject to the Transfer Fee and are not counted toward the twelve free transfers. We may allow a higher number of transfers each Annuity Year without charging a Transfer Fee or may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs.


Tax Charges: Several states and some municipalities charge premium taxes or similar taxes. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. The tax charge currently ranges up to 3 1/2%. We generally will deduct the amount of tax payable at the time the tax is imposed, but may also decide to deduct tax charges from each Purchase Payment at the time of a withdrawal or surrender of your Annuity or at the time you elect to begin receiving annuity payments. We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance Charge: We deduct an Insurance Charge daily against the average daily assets allocated to the Sub-accounts. The charge is equal to 1.40% on an annual basis. This charge is for insurance benefits, including the Annuity's basic death benefit that provides guaranteed benefits to your beneficiary even if the market declines and the risk that persons we guarantee annuity payments to will live longer than our assumptions. The charge also covers administrative costs associated with providing the Annuity benefits, including preparation of the contract, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge covers the risk that our assumptions about the administrative and non-mortality expenses under this Annuity are incorrect. The Insurance Charge is not deducted against assets allocated to a fixed investment option. We may increase the portion of the Insurance Charge for administrative costs. However, any increase will only apply to Annuities issued after the date of the increase.

We may reduce the portion of the Insurance Charge for administrative costs when Annuities are sold to individuals or a group of individuals in a manner that reduces our administrative expenses. We would consider such factors as: (a) the size and type of group; (b) the number of Annuities purchased by an Owner; (c) the amount of Purchase Payments; and/or (d) other transactions where administration expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?

We take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations. No specific fee or expenses are deducted when determining the rate we credit. Any CDSC or Tax Charge applies to amounts that are taken from the variable investment options or the Fixed Allocations. A Market Value Adjustment may also apply to transfers, certain withdrawals or surrender from a Fixed Allocation.


WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYOUT?
In certain states a tax is due if and when you exercise your right to receive periodic annuity payments. The amount payable will depend on the applicable jurisdiction and on the annuity payment option you select. If you select an option that guarantees payment for life, then the payment amount also will depend on your age and, where permitted by law, your gender. In all cases, the amount of each payment will depend on the Account Value of your Annuity when you elect to begin annuity payments.


PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?


Initial Purchase Payment: You must make a minimum initial Purchase Payment of $1,000. However, if you decide to make payments under a systematic investment or "bank drafting" program, we will accept a lower initial Purchase Payment provided that, within the first Annuity Year, you make at least $1,000 in total Purchase Payments. We must approve any Purchase Payment in excess of $500,000.

Age Restrictions: The Owner must be age 80 or under as of the Issue Date of the Annuity. If the Annuity is owned jointly, the oldest of the Owners must be age 80 or under on the Issue Date. If the Annuity is owned by an entity, the Annuitant must be age 80 or under as of the Issue Date. You should consider your need to access the value in your contract and whether the Annuity's liquidity features will satisfy that need. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain.


Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

|X| Owner: The Owner(s) holds all rights under the Annuity. You may name more than one Owner in which case all ownership rights are held jointly. However, this Annuity does not provide a right of survivorship. Refer to the Glossary of Terms for a complete description of the term "Owner."


|X| Annuitant: The Annuitant is the person we agree to make annuity payments to and upon whose life we continue to make such payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. Where allowed by law, you may name one or more Contingent Annuitants. A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date.


|X| Beneficiary: The Beneficiary is the person(s) or entity you name to receive the death benefit. If no beneficiary is named the death benefit will be paid to you or your estate.

You should seek competent tax advice on the income, estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner, Annuitant and Beneficiary designations by sending us a request in writing. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:

|X| a new Owner subsequent to the death of the Owner or the first of any joint Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner's death;

|X|  a new Annuitant subsequent to the Annuity Date;

|X| a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X| a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries

If an Annuity is owned jointly by spouses, the death benefit will be payable upon the death of the first spouse. However, if the sole primary Beneficiary is designated as one of the following:
|X|  "surviving spouse";
|X| each spouse named individually upon the death of the other; or |X| a designation which we, in our sole discretion, determine to be of similar intent; then

upon the death of either Owner, the surviving spouse may elect to be treated as the Owner and continue the Annuity, subject to its existing terms and conditions, instead of taking the Death Benefit.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
(The right to return the Annuity is referred to as the "free-look" right or "right to cancel.")

If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a free-look period. Depending on the state in which you purchased your Annuity, the free-look period may be ten (10) days, twenty-one (21) days or longer, measured from the time that you received your Annuity. If you free-look your Annuity, we will refund your current Account Value plus any tax charge deducted. This amount may be higher or lower than your original Purchase Payment. Certain states require that we return your current Account Value or the amount of your initial Purchase Payment, whichever is greater. The same rule applies to an Annuity that is purchased as an IRA. In those states where we are required to return the greater of your Purchase Payment or Account Value, we will allocate your Account Value to the WFVT Money Market Sub-account during the free-look period and for a reasonable additional amount of time to allow for delivery of your Annuity. If you free-look your Annuity, we will not return any additional amounts we applied to your Annuity based on your Purchase Payments.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?


The minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in "Auto Saver" or a periodic purchase payment program. We will allocate any additional Purchase Payments you make according to your most recent allocation instructions, unless you request new allocations when you submit a new Purchase Payment. Additional Purchase Payments may be paid at any time before the Annuity Date as long as the oldest Owner or Annuitant (if the Annuity is entity owned) is not over age 80.


MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity. This type of program is often called "bank drafting". We call our bank drafting program "Auto Saver". Purchase Payments made through Auto Saver may only be allocated to the variable investment options. Auto Saver allows you to invest in an Annuity with a lower initial Purchase Payment, as long as you authorize payments that will equal at least $1,000 during the first 12 months of your Annuity. We may suspend or cancel bank drafting privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of plans. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program as long as the allocations are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $1,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?

(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)


Initial Purchase Payment: Once we accept your application, we invest your net Purchase Payment in the Annuity. The net Purchase Payment is your initial Purchase Payment minus any tax charges that may apply. On your application we ask you to provide us with instructions for allocating your Account Value. You can allocate Account Value to one or more variable investment options or Fixed Allocations. In those states where we are required to return your Purchase Payment if you elect to "free-look" your Annuity, we initially allocate all amounts that you choose to allocate to the variable investment options to the WFVT Money Market Sub-account. At the end of the "free-look" period we will reallocate your Account Value according to your most recent allocation instructions. Where permitted by law, we will allocate your Purchase Payments according to your initial instructions, without temporarily allocating to the WFVT Money Market Sub-account. To do this, we will ask that you execute our form called a "return waiver" that authorizes us to allocate your Purchase Payment to your chosen Sub-accounts immediately. If you submit the "return waiver" and then decide to return your Annuity during the free-look period, you will receive your current Account Value which may be more or less than your initial Purchase Payment (see "May I Return the Annuity if I Change my Mind?").


Subsequent Purchase Payments: We will allocate any additional Purchase Payments you make according to your current allocation instructions. If any rebalancing or asset allocation programs are in effect, the allocation should conform with such a program. We assume that your current allocation instructions are valid for subsequent Purchase Payments until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

HOW DO I RECEIVE CREDITS?

We apply a "Credit" to your Annuity's Account Value each time you make a Purchase Payment. The amount of the Credit is payable from our general account. The amount of the Credit depends on the cumulative amount of Purchase Payments you have made to your Annuity, payable as a percentage of each specific Purchase Payment, according to the table below:

The Credits shown below are in effect as of May 3, 1999 in those states where approved.

  -------------------------------------------------------- -------------------
  Cumulative Purchase Payments                                   Credit

  -------------------------------------------------------- -------------------
  -------------------------------------------------------- -------------------
  Between $1,000 and $9,999.99                                    1.0%
  Between $10,000 and $999,999.99                                 2.0%
  Between $1,000,000 and $4,999,999.99                            3.0%
  Greater than $5,000,000                                         4.0%
  -------------------------------------------------------- -------------------


The Credits shown below apply to all Annuities issued before May 3, 1999 and to Annuities issued after May 3, 1999 in those states where the above table has not been approved.

   -------------------------------------------------------- -------------------
   Cumulative Purchase Payments                                   Credit

   -------------------------------------------------------- -------------------
   -------------------------------------------------------- -------------------
   Between $1,000 and $9,999.99                                    1.5%
   Between $10,000 and $999,999.99                                 3.0%
   Between $1,000,000 and $4,999,999.99                            4.0%
   Greater than $5,000,000                                         5.0%
   -------------------------------------------------------- -------------------

Credits Applied to Purchase Payments for Designated Class of Annuity Owner


Where allowed by state law, on Annuities owned by a member of the class defined below, the table of Credits we apply to Purchase Payments is deleted. The Credit applied to all Purchase Payments on such Annuities will be 8.0%.

The designated class of Annuity Owners includes: (a) any parent company, affiliate or subsidiary of ours; (b) an officer, director, employee, retiree, sales representative, or in the case of an affiliated broker-dealer, registered representative of such company; (c) a director, officer or trustee of any underlying mutual fund; (d) a director, officer or employee of any investment manager, sub-advisor, transfer agent, custodian, auditing, legal or administrative services provider that is providing investment management, advisory, transfer agency, custodianship, auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director, officer, employee or registered representative of a broker-dealer or insurance agency that has a then current selling agreement with us and/or with American Skandia Marketing, Incorporated; (f) a director, officer, employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting, claims, administrative, computer support, marketing, office or other services; (g) the then current spouse of any such person noted in (b) through (f), above; (h) the parents of any such person noted in (b) through (g), above; (i) such person's child(ren) or other legal dependent under the age of 21; and (j) the siblings of any such persons noted in (b) through (h) above.

All other terms and conditions of the Annuity apply to Owners in the designated class, except that we will not provide any Additional Amounts for any such contracts (see "Additional Amounts in the Fixed Allocations"). Any Target Value Credits applied under the Performance Advantage benefit are not affected by an Owner's inclusion in the designated class of Annuity Owners.

You must notify us at the time you apply for an Annuity if you are a member of the designated class. American Skandia is not responsible for monitoring whether you qualify as a member of the designated class. Failure to inform us that you qualify as a member of the designated class may result in your Annuity receiving fewer Credits than would otherwise be applied to your Annuity.


HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?

Each Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Examples of Applying Credits

Initial Purchase Payment

Assume you make an initial Purchase Payment of $250,000. We would apply a 2.0% Credit to your Purchase Payment and allocate the amount of the Credit ($5,000 = $250,000 X .02) to your Account Value in the proportion that your Account Value is allocated.

Additional Purchase Payment (at same breakpoint)

Assume that you make an additional Purchase Payment of $500,000. Because your cumulative Purchase Payments are less than the next breakpoint ($1,000,000), we would apply a 2.0% Credit to your Purchase Payment and allocate the amount of the Credit ($10,000 = $500,000 X .02) to your Account Value.

Additional Purchase Payment (at higher breakpoint)

Assume that you make an additional Purchase Payment of $400,000. Because your cumulative Purchase Payments are now $1,150,000 (greater than the next breakpoint), we would apply a 3.0% Credit to your Purchase Payment and allocate the amount of the Credit ($12,000 = $400,000 X .03) to your Account Value.

--------------------------------------------------------------------------------
The amount of any Credits applied to your Account Value can be recovered by American Skandia under the following circumstances:

--------------------------------------------------------------------------------
|X| any Credits payable on Purchase Payments made within the 12 months before the date of death will be recovered.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
|X| the amount available under the medically-related surrender portion of the Annuity will not include the amount of any Credits payable on Purchase Payments made within 12 months of the date the Annuitant first became eligible for the medically-related surrender.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
|X| if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Credits.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Examples of Recovering Credits

The following are hypothetical examples of how Credits could be recovered by American Skandia. These examples do not cover every potential situation.

Recovery from payment of Death Benefits

1. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 2.0% Credit, for a total of $1,200. If the Death Benefit becomes payable in the 9th month after the Issue Date, the amount of the Death Benefit would be reduced by the entire amount of the prior Credits ($1,200).
2. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 2.0% Credit, for a total of $1,200. If death occurs in the 16th month after the Issue Date, the amount of the Death Benefit would be reduced but only in the amount of those Credits applied within the previous 12-months. Since the initial Purchase Payment (and the Credits that were applied) occurred more than 12-months before the date of death, the Death Benefit would not be reduced by the amount of the Credits applied to the initial Purchase Payment. However, the $10,000 additional Purchase Payment was made within 12-months of the date of death. Therefore, the amount of the Death Benefit would be reduced by the amount of the Credits payable on the additional Purchase Payment ($200).
3. NOTE: If the Death Benefit would otherwise have been equal to the Purchase Payments minus any withdrawals due to poor investment performance, we will not reduce the amount of the Death Benefit by the amount of the Credits as shown in Example 2 above.

Recovery from Medically-Related Surrenders

1. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You receive a Credit of $1,000 ($50,000 X .02). The Annuitant is diagnosed as terminally ill in the 6th month after the Issue Date and we grant your request to surrender your Annuity under the medically-related surrender provision. Assuming the Credits were applied within 12-months of the date of diagnosis of the terminal illness, the amount that would be payable under the medically-related surrender provision would be reduced by the entire amount of the Credits ($1,000).
2. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 2.0% Credit, for a total of $1,200. The Annuitant is diagnosed as terminally ill in the 16th month after the Issue Date and we grant your request to surrender your Annuity under the medically-related surrender provision. Since the initial Purchase Payment (and the Credits that were applied) occurred more than 12-months before the diagnosis, the amount that would be payable under the medically-related surrender provision would not be reduced by the amount of the Credits applied to the initial Purchase Payment. However, the $10,000 additional Purchase Payment was made within 12-months of the date of diagnosis. Therefore, the amount of the Death Benefit would be reduced by the amount of the Credits payable on the additional Purchase Payment ($200).

Credits applied to estimated Purchase Payments

Under certain circumstances, we may determine the amount of Credits payable on two or more separate Purchase Payments based on the Credit percentage that would have applied had all such Purchase Payments been made at the same time. To make use of this procedure, often referred to as a "letter of intent", you must provide evidence of your intention to submit the cumulative additional Purchase Payments within a 13-month period. A letter of intent must be provided to us prior to the Issue Date to be effective. Acceptance of a letter of intent is at our sole discretion and may be subject to restrictions as to the minimum initial Purchase Payment that must be submitted to receive the next higher breakpoint.

Failure to inform us that you intend to submit two or more Purchase Payments within a 13-month period may result in your Annuity receiving fewer Credits than would otherwise be added to your Annuity.

If you submit a letter of intent and receive Credits on Purchase Payments at a higher Credit percentage than would have applied BUT do not submit the required Purchase Payments during the 13-month period as required by your letter of intent, we may recover the "excess" Credits. "Excess" Credits are Credits in excess of the Credits that would have been payable without the letter of intent. If we determine that you have received "excess" Credits, any such amounts will be taken pro-rata from the investment options based on your Account Values as of the date we act to recover the excess. If the amount of the recovery exceeds your then current Surrender Value, we will recover all remaining Account Value and terminate your Annuity.

General Information about Credits

|X| We do not consider Credits to be "investment in the contract" for income tax purposes.
|X| You may not withdraw the amount of any Credits under the Free Withdrawal provision without assessment of the contingent deferred sales charge (see "Can I make withdrawal from my Annuity without a CDSC?").
|X| These Credits are separate and distinct from the Target Value Credits discussed below in the section entitled "American Skandia's Performance Advantage."


ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS? During the accumulation period you may transfer Account Value between investment options. Transfers are not subject to taxation. We currently limit the number of Sub-accounts you can invest in at any one time to twenty (20). However, you can invest in an unlimited number of Fixed Allocations. We may require a minimum of $500 in each Sub-account you allocate Account Value to at the time of any allocation or transfer. If you request a transfer and, as a result of the transfer, there would be less than $500 in the Sub-account, we may transfer the remaining Account Value in the Sub-account pro rata to the other investment options to which you transferred.

We will charge $10.00 for each transfer after the twelfth (12th) in each Annuity Year, including transfers made as part of any rebalancing, market timing, asset allocation or similar program which you have authorized. Transfers made as part of a dollar cost averaging program do not count toward the twelve free transfer limit. Renewals or transfers of Account Value from a Fixed Allocation at the end of its Guarantee Period are not subject to the transfer charge. We may allow a higher number of transfers each Annuity Year without charging a Transfer Fee or may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs.


We reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares must be restricted because of excessive trading or a specific transfer or group of transfers is deemed to have a detrimental effect on the share prices of affected Portfolios. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. Under such a circumstance, we will process transfers according to our rules then in effect and provide notice if the transfer request was denied. If a transfer request is denied, a new transfer request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?

Yes. We offer Dollar Cost Averaging during the accumulation period. Dollar Cost Averaging allows you to systematically transfer an amount each month from one investment option to one or more other investment options. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. Dollar Cost Averaging allows you to invest regularly each month, regardless of the current unit value (or price) of the Sub-account(s) you invest in. This enables you to purchase more units when the market price is low and fewer units when the market price is high. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You  can  Dollar  Cost  Average  from  variable   investment  options  or  Fixed
Allocations. Dollar Cost Averaging from Fixed Allocations is subject to a number of rules that include, but are not limited to the following:

|X| You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X| You may only Dollar Cost Average earnings or principal plus earnings. If transferring principal plus earnings, the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X| Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

We may credit additional amounts to your Account Value if you allocate Purchase Payments to Fixed Allocations as part of a dollar cost averaging program. Any such offer is at our sole discretion and may be cancelled at any point. Specific rules may also apply including a change to the MVA formula. For more information see "Additional Amounts in the Fixed Allocation."

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?

Yes. During the accumulation period, we offer automatic rebalancing among the variable investment options you choose. You can choose to have your Account Value rebalanced quarterly, semi-annually, or annually. On the appropriate date, your variable investment options are rebalanced to the allocation percentages you request. For example, over time the performance of the variable investment options will differ, causing your percentage allocations to shift. With automatic rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. If you request a transfer from or into any variable investment option participating in the automatic rebalancing program, we will assume that you wish to change your rebalancing percentages as well, and will automatically adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.


You must have a minimum Account Value of at least $10,000 to enroll in automatic rebalancing. All rebalancing transfers made on the same day as part of an automatic rebalancing program are considered as one transfer when counting the number of transfers each year toward the maximum number of free transfers.


DO YOU OFFER A PROGRAM TO BALANCE FIXED AND VARIABLE INVESTMENTS?
Some investors wish to invest in the variable investment options but also wish to protect a portion of their investment from market fluctuations. We offer a balanced investment program where a portion of your Purchase Payment is allocated to a Fixed Allocation for a Guarantee Period that you select and the remaining Account Value is allocated to the variable investment options that you select. The amount that we allocate to the Fixed Allocation is the amount (not including any additional amounts we applied to your Annuity based on your Purchase Payments) that will grow to a specific "principal amount" such as your initial Purchase Payment. We determine the amount based on the rates then in effect for the Guarantee Period you choose. If no amounts are transferred or withdrawn from the Fixed Allocation, at the end of the Guarantee Period, it will have grown to equal the "principal amount". The remaining Account Value that was not allocated to the Fixed Allocation can be allocated to any of the Sub-accounts that you choose. Account Value allocated to the variable investment options is subject to market fluctuations and may increase or decrease in value.

Example


Assume you have $100,000 to invest. You choose to allocate a portion of your Account Value to a Fixed Allocation with a 10-year Guarantee Period. The rate for the 10-year Guarantee Period is 6.13%*. Based on the chosen Guarantee Period and interest rate, the factor for determining how much of your Account Value can be allocated to the Fixed Allocation is 0.551593. That means that $55,159 will be allocated to the Fixed Allocation and the remaining Account Value ($44,841) will be allocated to the variable investment options. Assuming that you do not make any withdrawals from the Fixed Allocation, it will grow to $100,000 at the end of the Guarantee Period. Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.


* The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration. The hypothetical values in this example do not include the amount of any Credits or Target Value Credits that may apply.

We may credit additional amounts to Fixed Allocations if you allocate Purchase Payments in accordance with the balanced investment program we offer. Any such offer is at our sole discretion and may be cancelled at any point. Specific rules may also apply, including a change to the MVA formula. For more information see "Additional Amounts in the Fixed Allocations."

MAY I AUTHORIZE MY FINANCIAL REPRESENTATIVE TO MANAGE MY ACCOUNT?
You may authorize your financial representative to decide on the allocation of your Account Value and to make financial transactions between investment options, subject to our rules. However, we can suspend or cancel these privileges at any time. We will notify you if we do. We may restrict the available investment options if you authorize a financial representative to make transfers for you. We do this so that no financial representative is in a position to control transfers of large amounts of money for multiple clients into or out of any of the underlying portfolios that have expressed concern about movement of a large proportion of a portfolio's assets.

We or an affiliate of ours may provide administrative support to financial representatives who make transfers on your behalf. These financial representatives may be firms or persons who also are appointed by us as authorized sellers of the Annuity. However, we do not offer you advice about how to allocate your Account Value under any circumstance. Any financial firm or representative you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any recommendations such financial representatives make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?

(Fixed Allocations may not be available in all states and may not be available in certain durations.)

Fixed Allocations currently are offered with Guarantee Periods of 1, 2, 3, 5, 7 and 10 years. We credit the fixed interest rate to the Fixed Allocation throughout a set period of time called a "Guarantee Period." The interest rate credited to a Fixed Allocation is the rate in effect when the Guarantee Period begins and does not change during the Guarantee Period. The rates are an effective annual rate of interest. We determine the interest rates for the various Guarantee Periods. At the time that we confirm your Fixed Allocation, we will advise you of the interest rate in effect and the date your Fixed Allocation matures. We may change the rates we credit new Fixed Allocations at any time. To inquire as to the current rates for Fixed Allocations, please call 1-800-680-8920.

A Guarantee Period for a Fixed Allocation begins:
|X| when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X| upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X| when a Guarantee Period attributable to a Fixed Allocation "renews" after its Maturity Date.

To the extent permitted by law, we may increase interest rates offered to a class of Owners who choose to participate in various services we make available. This may include, but is not limited to, Owners who elect to use dollar cost averaging from Fixed Allocations (see "Do You Offer Dollar Cost Averaging?") or the balanced investment program (see "Do You Offer a Program to Balance Fixed and Variable Investments?"). Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?

We do not have a specific formula for determining the fixed interest rates for Fixed Allocations. Generally the interest rates we offer for Fixed Allocations will reflect the investment returns available on the types of investments we make to support our fixed rate guarantees. These investment types may include cash, debt securities guaranteed by the United States government and its agencies and instrumentalities, money market instruments, corporate debt obligations of different durations, private placements, asset-backed obligations and municipal bonds. In determining rates we also consider factors such as the length of the Guarantee Period for the Fixed Allocation, regulatory and tax requirements, liquidity of the markets for the type of investments we make, commissions, administrative and investment expenses, our insurance risks in relation to the Fixed Allocations, general economic trends and competition.

We will credit interest on a new Fixed Allocation in an existing Annuity at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?

If you transfer or withdraw Account Value from a Fixed Allocation before the end of its Guarantee Period, we will adjust the value of your investment based on a formula, called a "Market Value Adjustment" or "MVA". The Market Value Adjustment formula compares the interest rates credited for Fixed Allocations at the time you invested, to interest rates being credited when you make a transfer or withdrawal. The amount of any Market Value Adjustment can be either positive or negative, depending on the rates that are currently being credited on Fixed Allocations.

MVA Formula

The MVA formula is applied separately to each Fixed Allocation. The formula is as follows:

                           [(1+I) / (1+J+0.0010)]N/12

                                     where:

                  I is the fixed interest rate we guaranteed to credit to the Fixed Allocation as of its starting date;

                  J is the fixed interest rate for your class of annuities at the time of the withdrawal for a new Fixed Allocation with a Guarantee Period equal to the remaining number of years in your original Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

If you surrender your Annuity under the "free-look" provision, the MVA formula is [(1 + I)/(1 + J)]N/12.

If the transfer or withdrawal does not occur on the yearly or monthly anniversary of the beginning of the Fixed Allocation, the numbers used in `J' and `N' will be rounded to the next highest integer.

MVA Examples

The following hypothetical examples show the effect of the MVA in determining Account Value. Assume the following:

|X| You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|  The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X| You make no withdrawals or transfers until you decided to withdraw the entire Fixed Allocation after exactly three (3) years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA

Assume that at the time you request the withdrawal, the fixed interest rate for a new Fixed Allocation with a Guarantee Period of 24 months is 3.5% (J = 3.5%). Based on these assumptions, the MVA would be calculated as follows:

        MVA Factor = [(1+I)/(I+J+0.0010)]N/12 = [1.05/1.036]2 = 1.027210

                           Interim Value = $57,881.25

       Account Value after MVA = Interim Value X MVA Factor = $59,456.20.

Example of Negative MVA

Assume that at the time you request the withdrawal, the fixed interest rate for a new Fixed Allocation with a Guarantee Period of 24 months is 6.0% (J = 6.0%). Based on these assumptions, the MVA would be calculated as follows:

        MVA Factor = [(1+I)/(1+J+0.0010)]N/12 = [1.05/1.061)]2 = 0.979372
                           Interim Value = $57,881.25
       Account Value after MVA = Interim Value X MVA Factor = $56,687.28.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?

The "Maturity Date" for a Fixed Allocation is the last day of the Guarantee Period. On the Maturity Date, you may choose to renew the Fixed Allocation for a new Guarantee Period of the same or different length or you may transfer all or part of that Fixed Allocation's Account Value to another Fixed Allocation or to one or more Sub-accounts. If you do not specify how you want a Fixed Allocation to be allocated on its Maturity Date, it will be renewed for a Fixed Allocation of the same duration if then available. We will notify you 60 days before the end of the Guarantee Period about the fixed interest rates that we are currently crediting to all Fixed Allocations that are being offered. The rates being credited to Fixed Allocations may change before the Maturity Date. We will not charge a MVA if you choose to renew a Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

ADDITIONAL AMOUNTS IN THE FIXED ALLOCATIONS

If you allocate Account Value to the Fixed Allocations and participate in certain programs we offer to help you to manage your Annuity's Account Value, under certain circumstances we may apply Additional Amounts to your Account Value allocated to the Fixed Allocation. Additional Amounts may be offered at any time at our sole discretion. When offered, Additional Amounts are provided from our general account.

Any program to provide Additional Amounts to Fixed Allocations are subject to the following rules:

|X| Additional Amounts are only offered if you participate in a balanced investment program (see "Do you offer a program to balance fixed and variable investment options?") or dollar cost averaging (see " Do you offer Dollar Cost Averaging?").
|X| Additional Amounts are only available on initial or additional Purchase Payments. Account Value transferred to a Fixed Allocation for use in the applicable programs will not receive the Additional Amounts. Additional Amounts are not available on an Annuity that is issued following an exchange of another annuity issued by us.
|X| You may not withdraw any Additional Amounts under the Free Withdrawal provision without assessment of the contingent deferred sales charge (see "Can I make withdrawals from my Annuity without a CDSC?).
|X| If Additional Amounts are applied to a Fixed Allocation, the MVA formula is revised as follows:

                           [(1+I) / (1+J+0.0020)]N/12

     Please refer to the section of the Prospectus entitled "How does the Market Value Adjustment Work?" for a discussion of the MVA formula.
|X| We do not consider Additional Amounts as "investment in the contract" for income tax purposes.
|X| We may require that you allocate Account Value to a Fixed Allocation with a Guarantee Period of certain duration (i.e. 10 years).
|X| Specific rules apply in relation to the duration of the Guarantee Period you must choose to be eligible to receive any Additional Amounts, and the date on which we allocate any Additional Amounts to the Fixed Allocation and begin crediting interest on the Additional Amount.

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE


Do you provide any guarantees on my investment?

The Annuity provides variable  investment options and fixed investment  options.
Only the fixed investment options provide a guaranteed return on your investment, subject to certain terms and conditions. However, your Annuity includes a feature at no additional cost that provides certain benefits if your Account Value has not reached or exceeded a "target value" on its 10th anniversary. If, on the 10th anniversary of your Annuity's Issue Date, your Account Value has not reached the target value (as defined below) you can choose either of the following benefits:

|X| You may continue your Annuity without electing to receive Annuity payments and receive an annual credit to your Account Value payable until you begin receiving Annuity payments. The credit is equal to 0.25% of the average of your Annuity's Account Value for the preceding four complete calendar quarters. This credit is applied to your investment options pro-rata based on the allocation of your then current Account Value.

|X| You may begin receiving Annuity payments within one year and accept a one-time credit to your Annuity equal to 10% of the net of the Account Value on the 10th anniversary of its Issue Date minus the sum of all Purchase Payments allocated in the prior five years. The annuity option you select must initially guarantee payments for not less than seven years.

Following the 10th anniversary of your Annuity's Issue Date, we will inform you if your Account Value did not meet or exceed the Target Value. We will assume that you have elected to receive the annual credit to your Account Value unless, not less than 30 days prior to the next anniversary of the Annuity, we receive at our home office your election to begin receiving Annuity payments.

Certain provisions of this benefit and of the Target Value Credits described below may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.

What is the "Target Value" and how is it calculated?

The Target Value is a tool used to determine whether you are eligible to elect either of the benefits described above. The Target Value does not impact the Account Value available if you surrender your Annuity or make a partial withdrawal and does not impact the Death Benefit available to your Beneficiary(ies). The Target Value assumes a rate of return over ten (10) Annuity Years that will allow your initial investment to double in value, adjusted for any withdrawals and/or additional Purchase Payments you make during the 10 year period. We calculate the "Target Value" as follows:

1. Accumulate the initial Purchase Payment at an annual interest rate of 7.2% until the 10th anniversary of the Annuity's Issue Date; plus
2. Accumulate any additional Purchase Payments at an annual interest rate of 7.2% from the date applied until the 10th anniversary of the Annuity's Issue Date; minus
3. Each "proportional reduction" resulting from any withdrawal, accumulating at an annual interest rate of 7.2% from the date the withdrawal is processed until the 10th anniversary of the Annuity's Issue Date. We determine each "proportional reduction" by determining the percentage of your Account Value then withdrawn and reducing the Target Value by that same percentage. We include any withdrawals under your Annuity in this calculation, as well as the charge we deduct for any optional benefits you elect under the Annuity, but not the charge we deduct for the Annual Maintenance Fee or the Transfer Fee.

Examples

1. Assume you make an initial Purchase Payment of $10,000 and make no further Purchase Payments. The Target Value on the 10th anniversary of your Annuity's Issue Date would be $20,042, assuming no withdrawals are made. This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period.

2. Assume you make an initial Purchase Payment of $10,000 and make no further Purchase Payments. Assume at the end of Year 6, your Account Value has increased to $15,000 and you make a withdrawal of 10% or $1,500. The Target Value on the 10th anniversary would be $18,722. This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period, minus the proportional reduction accumulating at an annual interest rate of 7.2%.

Can I restart the 10-year Target Value calculation?
Yes, you can elect to lock in the growth in your Annuity by "restarting" the 10-year period on any anniversary of the Issue Date. If you elect to restart the calculation period, we will treat your Account Value on the restart date as if it was your Purchase Payment when determining if your Annuity's Account Value meets or exceeds the Target Value on the appropriate tenth (10th) anniversary. You may elect to restart the calculation more than once, in which case, the 10-year calculation period will begin on the date of the last restart date. We must receive your election to restart the calculation at our home office not later than 30 days after each anniversary of the Issue Date.

What are Target Value Credits?
Target Value Credits are additional amounts that we apply to your Account Value to increase the likelihood that your Account Value will meet or exceed the Target Value. Target Value Credits are payable on all Purchase Payments applied before the first anniversary of the Issue Date of your Annuity. Target Value Credits are separate and distinct from other Credits we apply to all Purchase Payments.

The amount of the Target Value Credit is equal to 1.0% of each qualifying Purchase Payment. Target Value Credits are only payable on qualifying Purchase Payments if the Owner(s) of the Annuity is(are) less than age 81 on its Issue Date. If the Annuity is owned by an entity, the age restriction applies to the age of the Annuitant on the Issue Date. The Target Value Credit is payable from our general account and is allocated to the investment options in the same ratio that the qualifying Purchase Payment is allocated.

Target Value Credits will not be available if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, of an Annuity we issued that has the same or a similar benefit.

Recovery of Target Value Credits

We can recover the amount of any Target Value Credit under the following circumstances:

1. If you surrender your Annuity before the 10th anniversary of the Issue Date of the Annuity.
2. If you elect to begin receiving Annuity payments before the first anniversary of the Issue Date.
3. If a person on whose life we pay the Death Benefit dies, or if a "contingency event" occurs which triggers a medically-related surrender
     (a) within 12 months after the date a Target Value Credit was allocated to your Account Value; or
     (b) within 10 years after the date a Target Value Credit was allocated to your Account Value if any owner was over age 70 on the Issue Date, or, if the Annuity was then owned by an entity, the Annuitant was over age 70 on the Issue Date.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?

During the accumulation phase you can access your Account Value through Partial Withdrawals, Systematic Withdrawals, and where required for tax purposes, Minimum Distributions. You can also surrender your Annuity at any time. We may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC and we may also apply a Market Value Adjustment to any Fixed Allocations. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called "Free Withdrawals." In addition, under certain circumstances, we may waive the CDSC for surrenders made for qualified medical reasons or for withdrawals made to satisfy Minimum Distribution requirements. Unless you notify us differently, withdrawals are taken pro-rata based on the Account Value in the investment options at the time we receive your withdrawal request. Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period

A distribution during the accumulation period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax basis", if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain. If you take a distribution prior to the taxpayer's age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period

During the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time you receive the payment. The Code and regulations have "exclusionary rules" that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in the Annuity. Once the tax basis in the Annuity has been distributed, the remaining annuity payments are taxable as ordinary income. The tax basis in the Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?

Yes, you can make a withdrawal during the accumulation phase. We call this a "Partial Withdrawal." The amount that you may withdraw will depend on the Annuity's Surrender Value. After any Partial Withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the Partial Withdrawal request as a request to fully surrender your Annuity. The minimum Partial Withdrawal you may request is $100.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?


A CDSC may be assessed against a Partial Withdrawal during the accumulation phase. Whether a CDSC applies and the amount to be charged depends on whether the Partial Withdrawal exceeds any Free Withdrawal amount and, if so, the length of time that the Purchase Payment being withdrawn has been invested in the Annuity.


If you request a Partial Withdrawal:
1. we determine if the amount you requested is available as a Free Withdrawal (in which case it would not be subject to a CDSC);

Then if the amount requested exceeds the available Free Withdrawal amount:
2. we withdraw the amount from Purchase Payments that have been invested for longer than the CDSC period (with your Annuity, eight (8) years), if any;

Then if the amount requested exceeds that amount:
3. we withdraw the remaining amount from the Purchase Payments that are still subject to a CDSC. We withdraw the amount from the "oldest" of your Purchase Payments, which will result in the lowest CDSC being applied to the amount withdrawn.

Then if the amount requested exceeds Purchase Payments still subject to a CDSC:
4. we withdraw the remaining amount from other surrender value due to Credits, Target Value Credits and any Additional Amounts in the Fixed Allocations.

CAN I MAKE WITHDRAWALS FROM MY ANNUITY WITHOUT A CDSC?
Yes. During the accumulation phase you may withdraw a limited amount of Account Value each Annuity Year from which we do not deduct a CDSC. This amount is called the "Free Withdrawal" amount. Free Withdrawals are available to meet liquidity needs. The amount of any Free Withdrawal is not available at the time an Annuity is surrendered. NOTE: Withdrawals of any type made prior to age 59 1/2may be subject to a 10% tax penalty.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The maximum Free Withdrawal amount during any Annuity Year is the greater of:
|X|  the "Growth" in the Annuity; or
|X| 10% of Purchase Payments that, as of the date of the withdrawal, have been invested for less than the CDSC period (with your Annuity, eight (8) years). The 10% amount is not cumulative.

"Growth" equals the current Account Value less all Purchase Payments that have been invested for less than the CDSC period and have not been previously withdrawn. "Growth" does not include any additional amounts we applied to your Annuity based on your Purchase Payments (see "How Do I Receive Credits",
"Additional Amounts in the Fixed Allocations" and "What Are Target Value Credits").

NOTE: Free withdrawals do not reduce the amount of any CDSC that would apply upon a partial withdrawal or subsequent surrender. The minimum Free Withdrawal you may request is $100.

We may reduce or eliminate the amount available as a Free Withdrawal if your Annuity is used in connection with certain plans that receive special tax treatment under the Code. As of the date of this Prospectus, the Free Withdrawal privilege has been eliminated for Annuities purchased as funding vehicles for retirement plans under Section 401 or 403(b) of the Code.

Examples

Assume you make an initial Purchase Payment of $10,000 and make no additional Purchase Payments. Assume that in Annuity Year 2, due to positive investment performance, your Account Value is $12,500. The maximum Free Withdrawal amount would be the greater of Growth (Account Value minus Purchase Payments = $2,500) or 10% of Purchase Payments ($1,000). Your maximum Free Withdrawal amount would therefore be $2,500.

Further assume that in your third Annuity Year, you choose to surrender your Annuity. Assume that after taking your $2,500 Free Withdrawal in Year 2, your Account Value has increased to $11,000 due to positive investment performance. Upon surrender, we will deduct a CDSC of 8.5% based on the number of years that your Purchase Payment has been invested times the amount of your Purchase Payment that has not been previously withdrawn (8.5% of $10,000 = $850). The amount of the previous Free Withdrawal was not subject to a CDSC when withdrawn. Therefore, upon surrender, the amount of the entire Purchase Payment is subject to the CDSC. You would receive $10,150 minus the Annual Maintenance Fee and any Target Value Credits.

These examples do not reflect the effect of any Credits or Target Value Credits. These amounts are not available as a free withdrawal.

When we determine if a CDSC applies to Partial Withdrawals and Systematic Withdrawals, we will first determine what, if any, amounts qualify as a Free Withdrawal. Those amounts are not subject to the CDSC. Partial Withdrawal or Systematic Withdrawal of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD? Yes. We call these "Systematic Withdrawals." You can receive Systematic Withdrawals of earnings only, principal plus earnings or a flat dollar amount. Systematic Withdrawals may be subject to a CDSC. We will determine whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic Withdrawals can be made from Account Value allocated to the variable investment options or Fixed Allocations. Generally, Systematic Withdrawals from Fixed Allocations are limited to earnings accrued after the program of Systematic Withdrawals begins, or payments of fixed dollar amounts that do not exceed such earnings. Systematic Withdrawals are available on a monthly, quarterly, semi-annual or annual basis. The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program of Systematic Withdrawals.

The minimum amount for each Systematic Withdrawal is $100. If any scheduled Systematic Withdrawal is for less than $100, we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?

Yes. If your Annuity is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b) or 408 of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of "substantially equal periodic payments". Distributions received under this provision in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to a CDSC. To request a program that complies with Section 72(t), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t) withdrawals. The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program for withdrawals under Section 72(t). The minimum amount for any such withdrawal is $100.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM? (See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum Distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Sections 401, 403(b) or 408 of the Code. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the minimum distribution rules under the Code. We do not assess a CDSC on Minimum Distributions from your Annuity if you are required by law to take such Minimum Distributions from your Annuity at the time it is taken. However, a CDSC may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the minimum distribution requirements in relation to other savings or investment plans under other qualified retirement plans not maintained with American Skandia.

If you request, we will calculate the annual required Minimum Distribution under your Annuity. The amount of the required Minimum Distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your required Minimum Distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. We may charge you for calculating required Minimum Distributions. You may elect to have Minimum Distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum Distributions.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?

Yes. During the accumulation phase you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where permitted by law, you may request to surrender your Annuity prior to the Annuity Date without application of any CDSC upon occurrence of a medically-related "Contingency Event". The amount payable will be your Account Value minus: (a) the amount of any Credits applied within 12 months of the applicable "Contingency Event" as defined below; (b) the amount of any Credits added in conjunction with any Purchase Payments received after our receipt of your request for a medically-related surrender (i.e. Purchase Payments received at such time pursuant to a salary reduction program; and (c) the amount of any Target Value Credits under certain circumstances.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:

|X| the Annuitant must be named or any change of Annuitant must be accepted by us, prior to the "Contingency Event" described below;
|X| the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X| if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X| we must receive satisfactory proof of the Annuitant's confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X| this benefit is not available if the total Purchase Payments received exceed $500,000 for all annuities issued by us with this benefit where the same person is named as Annuitant.

A "Contingency Event" occurs if the Annuitant is:
|X| first confined in a "Medical Care Facility" while your Annuity is in force and remains confined for at least 90 days in a row; or
|X|  first diagnosed as having a "Fatal Illness" while your Annuity is in force.

The definitions of "Medical Care Facility" and "Fatal Illness," as well as additional terms and conditions, are provided in your Annuity. Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY PAYMENT OPTIONS ARE AVAILABLE UPON ANNUITIZATION?
Annuity payments can be guaranteed for the life of the Annuitant, for the life of the Annuitant with a certain period guaranteed, or for a certain fixed period of time with no life contingency. We currently make available fixed payments and adjustable payments. However, adjustable annuity payments may not be available on your Annuity Date.

You may choose an Annuity Date, an annuity option and the frequency of annuity payments when you purchase an Annuity, or at a later date. You may change your choices up to 30 days before the Annuity Date. Any change to these options must be in writing. The Annuity Date must be the first or the fifteenth day of a calendar month. A maximum Annuity Date may be required by law.


We currently offer the following fixed Annuity Payment Options. Additional Annuity Payment Options, including variable options, may be offered in the future.


Key Life: is the person or persons upon whose life annuity payments with a life contingency are based.

Option 1

Payments for Life: Under this option, income is payable periodically until the death of the "key life". No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable.

Option 2

Payments for Life with 10, 15, or 20 Years Certain: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (10, 15, or 20 years), the remaining payments are paid to the Beneficiary until the end of such period.

Option 3

Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable.

Option 4

Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Therefore, making a purchase payment within seven years of the Annuity Date limits your annuity payment options.

If you have not provided us with your Annuity Date or Annuity Payment Option in writing, then:

|X| the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X| the Annuity Payments, where allowed by law, will be fixed monthly payments for life with 10 years certain (See Option 2).


If you have not made an election prior to death benefit proceeds becoming due, the Beneficiary may elect to receive the death benefit under one of the fixed Annuity Payment Options or any option we make available for death proceeds. However, if you made an election, the Beneficiary may not alter such election.


HOW ARE ANNUITY PAYMENTS CALCULATED?

The first annuity payment varies according to the annuity payment option and payment frequency selected. The first payment is determined by multiplying the Account Value plus any additional amounts applied by us under the Performance Advantage benefit by the factor determined from our table of annuity rates. Your Account Value will be determined as of the close of business on the fifteenth day preceding the Annuity Date, plus interest at not less that 3% per year from such date to the Annuity Date. The table of annuity rates differ based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the 1983a Individual Annuity Mortality Table with ages set back one year for males and two years for females and with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?

The Annuity provides a Death Benefit during its accumulation phase. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If the Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant's death, if there is no Contingent Annuitant. If a Contingent Annuitant was designated before the Annuitant's death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid at that time. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

DEATH BENEFIT OPTIONS

Your Annuity provides a "basic" Death Benefit at no additional charge and also offers two different optional Death Benefits that can be purchased for an additional charge. Under certain circumstances, your Death Benefit may be reduced by the amount of any Credits or Target Value Credits we applied to your Purchase Payments. (see "How are Credits Applied to My Account Value" and "Recovery of Target Value Credits")

Basic Death Benefit

The basic Death Benefit depends on the decedent's age on the date of death:

         If death occurs during the first ten (10) Annuity Years: The Death Benefit is the greater of:

|X| The sum of all Purchase Payments less the sum of all withdrawals; and |X| The sum of your Account Value in the variable investment options and your
     Interim Value in the Fixed Allocations.

     If death occurs after the tenth (10th) Annuity Year: The Death Benefit is your Account Value.


Optional Death Benefits

We offer two optional Death Benefits to provide an enhanced level of protection for your beneficiaries. Currently, these benefits are only offered and must be elected at the time that you purchase your Annuity. We may, at a later date, allow existing Annuity Owners to purchase either of the optional Death Benefits subject to our rules.

If the Annuity has one Owner, the Owner must be age 80 or less at the time either optional Death Benefit is purchased. If the Annuity has joint Owners, the oldest Owner must be age 80 or less. If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Optional Death Benefits

|X| The Death Benefit Target Date is the contract anniversary on or after the 80th birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned.
|X| The Highest Anniversary Value equals the highest of all previous "Anniversary Values" on or before the earlier of the Owner's date of death and the "Death Benefit Target Date".
|X| The Anniversary Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase Payments on or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.
|X| A Proportional Reduction is a reduction to the value being measured caused by a withdrawal, equaling the percentage of the withdrawal as compared to the Account Value as of the date of the withdrawal. For example, if your Account Value is $10,000 and you withdraw $2,000 (a 20% reduction), we will reduce both your Anniversary Value and the amount determined by Purchase Payments increasing at the appropriate interest rate by 20%.
|X| The Assumed Accumulation Rate is the rate of interest that we will apply to your Purchase Payments only for purposes of calculating this benefit The Assumed Accumulation Rate is different depending on which Optional Death Benefit you select as shown below:

                 --------------------------- ------------------------
                          Option 1                  Option 2
                       5.0% per year              7.2% per year
                 --------------------------- ------------------------

--------------------------------------------------------------------------------
Certain terms and conditions may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.
--------------------------------------------------------------------------------

Calculation of Optional Death Benefits

The optional Death Benefit calculations depend on whether death occurs before or after the Death Benefit Target Date.

Annuities with one Owner

The optional Death Benefits are calculated as follows:

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1. the Account Value in the Sub-accounts plus the Interim Value of any Fixed Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2. the sum of all Purchase Payments minus the sum of all Proportional Reductions, each increasing daily until the Owner's date of death at the applicable Assumed Accumulation Rate for the option you elect, subject to a limit of 200% of the difference between the sum of all Purchase Payments and the sum of all withdrawals as of the Owner's date of death; and
3. the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

     The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date. The amount calculated in Item 1 & 3 above may be reduced by any Credits or Target Value Credits under certain circumstances.

     If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1. the Account Value as of the date we receive in writing "due proof of death" (an MVA may be applicable to amounts in any Fixed Allocations); and
2. the greater of Item 2 & 3 above on the Death Benefit Target Date plus the sum of all Purchase Payments less the sum of all Proportional Reductions since the Death Benefit Target Date.

     The amount calculated in Item 1 above may be reduced by any Credits or Target Value Credits under certain circumstances.

Annuities with joint Owners


For Annuities with Joint Owners, the Death Benefit is calculated as shown above except that the age of the oldest of the Joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own the Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.


Annuities owned by entities

For Annuities owned by an entity, the Death Benefit is calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant (or Contingent Annuitant, if applicable).

Examples of Optional Death Benefit Calculation

The following are examples of how the Optional Death Benefits are calculated. Each example assumes that a $50,000 initial Purchase Payment is made and that no withdrawals are made prior to the Owner's death. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example of market increase greater than Assumed Accumulation Rate

Assume that the Owner's Account Value has generally been increasing. On the date we receive due proof of death (the Owner's 58th birthday), the Account Value is $90,000. The Highest Anniversary Value at the end of any previous period is $72,000. The Death Benefit would be the Account Value ($90,000) because it is greater than the Highest Anniversary Value ($72,000) or the sum of prior
Purchase Payments increased by 5.0% annually ($73,872.77 - Option 1) or 7.2% annually for ($87,202.36 - Option 2).

Example of market decrease

Assume  that the  Owner's  Account  Value  generally  increased  until the fifth anniversary but generally has been decreasing since the fifth contract anniversary. On the date we receive due proof of death (the Owner's 58th birthday), the Account Value is $48,000. The Highest Anniversary Value at the end of any previous period is $54,000. The Death Benefit would be the sum of prior Purchase Payments increased by 5.0% annually ($73872.77 - Option 1) or 7.2% annually for ($87202.36 - Option 2) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of Highest Anniversary Value

Assume that the Owner's Account Value increased significantly during the first six years following the Issue Date. On the sixth anniversary date the Account Value was $90,000. During the seventh Annuity Year, the Account Value increases to as high as $100,000 but then subsequently falls to $80,000 on the date we receive due proof of death (the Owner's 58th birthday). The Death Benefit would be the Highest Anniversary Value at the end of any previous period ($90,000), which occurred on the sixth anniversary, although the Account Value was higher during the subsequent period. The Account Value on the date we receive due proof of death ($80,000) is lower, as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77 - Option 1) or 7.2% annually for ($87,202.36 - Option 2).

How much do you charge for the optional death benefits?

We deduct a charge from your Account Value if you elect to purchase either Optional Death Benefit. For Option 1, each deduction is 0.30% of the then current Death Benefit when the deduction is taken. For Option 2, each deduction is 0.50% of the then current Death Benefit when the deduction is taken. No charge applies after the Annuity Date.

We deduct the charge:
1.   on each anniversary of the Issue Date;
2. when Account Value is transferred to our general account prior to the Annuity Date;
3.   if you surrender your Annuity; and
4.   if you choose to terminate the benefit.

If you surrender the Annuity, elect to begin receiving Annuity payments or terminate the benefit on a date other than an anniversary of the Issue Date, the charge will be prorated. During the first year after the Issue Date, the charge would be prorated from the Issue Date. In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first deduct the amount of the charge pro-rata from the Account Value in the variable investment options. We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient Account Value in the variable investment options to pay the charge. If your Annuity's Account Value is insufficient to pay the charge, we may deduct your remaining Account Value and terminate your Annuity. We will notify you if your Account Value is insufficient to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Are there any exceptions to these rules for paying the Death Benefit?

Yes, there are exceptions that apply no matter how your Death Benefit is calculated. There are exceptions to the Death Benefit if the decedent was not the Owner or Annuitant as of the Issue Date and did not become the Owner or Annuitant due to the prior Owner's or Annuitant's death. Any minimum Death Benefit that applies will be suspended for a two-year period from the date he or she first became Owner or Annuitant. After the two-year suspension period is completed, the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

What options are available to my Beneficiary upon my death?

|X| During the accumulation period, if you die and the sole Beneficiary is your spouse, then your spouse may elect to be treated as the current Owner. The Annuity can be continued, subject to its terms and conditions, in lieu of receiving the death benefit. Your spouse may only assume ownership of the Annuity if he or she is designated as the sole primary Beneficiary.

|X|    In the event of your death, the death benefit must be distributed within:
         (a)  five years of the date of death; or
         (b) over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death.

When do you determine the Death Benefit?

We determine the amount of the Death Benefit as of the date we receive "due proof of death" and any other written representations we require to determine the proper payment of the Death Benefit to all Beneficiaries. "Due proof of death" may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death.

We will require written acknowledgment of all named Beneficiaries before we can determine the Death Benefit. During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?

During the accumulation period, the Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Allocation. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Allocation. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. The Account Value includes any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity. When determining the Account Value on a day other than a Fixed Allocation's Maturity Date, the Account Value may include any Market Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?

The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is equal to your Account Value minus any CDSC, the Annual Maintenance Fee and any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity. The Surrender Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-Account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of an underlying Portfolio. The value of the Units fluctuate with the market fluctuations of the Portfolios. The value of the Units also reflect the daily accrual for the Insurance Charge.

Each Valuation Day, we determine the price for a Unit of each Sub-account, called the "Unit Price." The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example

Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?

During the Guarantee Period, we use the concept of an Interim Value. The Interim Value can be calculated on any day and is equal to the initial value allocated to a Fixed Allocation plus all interest credited to a Fixed Allocation as of the date calculated. The Interim Value does not include the impact of any Market Value Adjustment. If you made any transfers or withdrawals from a Fixed Allocation, the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were withdrawn. To determine the Account Value of a Fixed Allocation on any day other than its Maturity Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?

Initial Purchase Payments: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) days after we receive all of our requirements to issue the Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment and issue the Annuity within two (2) days. During any period that we are trying to obtain the required information, your money is not invested.

Additional Purchase Payments: We will apply any additional Purchase Payments on the Valuation Day that we receive the Purchase Payment with satisfactory instructions.

Scheduled Transactions: "Scheduled" transactions include transfers under a Dollar Cost Averaging, rebalancing, or asset allocation program, Systematic Withdrawals, Minimum Distributions or Annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled Transactions: "Unscheduled" transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. Unscheduled transactions are processed and valued as of the Valuation Day we receive the request at our Office in good order.

Medically-related Surrenders & Death Benefits: Medically-related surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all materials we require for such transaction and that are satisfactory to us.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax considerations relating to this Annuity. However, since the tax laws are complex and tax consequences are affected by your individual circumstances, this summary of our interpretation of the relevant tax laws is not intended to be fully comprehensive nor is it intended as tax advice. Therefore, you may wish to consult a professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate Accounts are taxed as part of American Skandia. American Skandia is taxed as a life insurance company under Part I, subchapter L of the Code. No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?

Section 72 of the Code governs the taxation of annuities in general. Taxation of the Annuity will depend in large part on:

1.   whether the Annuity is used by:
|X| a qualified pension plan, profit sharing plan or other retirement arrangement that is eligible for special treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X| an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.   whether the Owner is:
|X| an individual person or persons; or |X| an entity including a corporation, trust or partnership.

Individual Ownership: If one or more individuals own an Annuity, the Owner of the Annuity is generally not taxed on any increase in the value of the Annuity until an amount is received (a "distribution"). This is commonly referred to as "tax deferral". A distribution can be in the form of a lump sum payment including payment of a Death Benefit, or in annuity payments under one of the annuity payment options. Certain other transactions may qualify as a distribution and be subject to taxation.

Entity Ownership: If the Annuity is owned by an entity and is not a Qualified Contract, generally the Owner of the Annuity must currently include any increase in the value of the Annuity during a tax year in its gross income. An exception from current taxation applies for annuities held by a structured settlement company, by an employer with respect to a terminated tax-qualified retirement plan, a trust holding an annuity as an agent for a natural person, or by a decedent's estate by reason of the death of the decedent. A tax-exempt entity for Federal tax purposes will not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?

Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions Before Annuitization: Distributions received before annuity payments begin are generally treated as coming first from "income on the contract" and then as a return of the "investment in the contract". The amount of any distribution that is treated as receipt of "income on the contract" is includible in the taxpayer's gross income and taxable in the year it is received. The amount of any distribution treated as a return of the "investment in the contract" is not includible in gross income.

|X| "Income on the contract" is calculated by subtracting the taxpayer's "investment in the contract" from the aggregate value of all "related contracts" (discussed below).

|X| "Investment in the contract" is equal to total purchase payments for all "related contracts" minus any previous distributions or portions of such distributions from such "related contracts" that were not includible in gross income. "Investment in the contract" may be affected by whether an annuity or any "related contract" was purchased as part of a tax-free exchange of life insurance, endowment, or annuity contracts under Section 1035 of the Code. Unless "after-tax" or non-deductible contributions have been made to a Qualified Contract, the "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions After Annuitization: A portion of each annuity payment received on or after the Annuity Date will generally be taxable. The taxable portion of each annuity payment is determined by a formula which establishes the ratio that the "investment in the contract" bears to the total value of annuity payments to be made. This is called the "exclusion ratio." The investment in the contract is excluded from gross income. Any additional payments received that exceed the exclusion ratio will be entirely includible in gross income. The formula for determining the exclusion ratio differs between fixed and variable annuity payments. When annuity payments cease because of the death of the person upon whose life payments are based and, as of the date of death, the amount of annuity payments excluded from taxable income by the exclusion ratio does not exceed the "investment in the contract," then the remaining portion of unrecovered investment is allowed as a deduction by the beneficiary in the tax year of such death.

Penalty Tax on Distributions: Generally, any distribution from an annuity not used in conjunction with a Qualified Contract (Qualified Contracts are discussed below) is subject to a penalty equal to 10% of the amount includible in gross income. This penalty does not apply to certain distributions, including:

|X|  Distributions made on or after the taxpayer has attained age 591/2;
|X| Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|  Distributions attributable to the taxpayer's becoming disabled;
|X| Distributions which are part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer (or the joint lives of the taxpayer and the taxpayer's Beneficiary);
|X| Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|  Payments under an immediate annuity as defined in the Code;
|X| Distributions under a qualified funding asset under Code Section 130(d); or |X| Distributions from an annuity purchased by an employer on the termination of a qualified pension plan that is held by the employer until the employee separates from service.

Special rules applicable to "related contracts": Contracts issued by the same insurer to the same contract owner within the same calendar year (other than certain contracts owned in connection with a tax-qualified retirement arrangement) are to be treated as one annuity contract when determining the taxation of distributions before annuitization. We refer to these contracts as "related contracts." In situations involving related contracts we believe that the values under such contracts and the investment in the contracts will be added together to determine the proper taxation of a distribution from any one contract described under the section "Distributions before Annuitization." Distributions will be treated as coming first from income on the contract until all of the income on all such related contracts is withdrawn, and then as a return of the investment in the contract. There is some uncertainty regarding the manner in which the Internal Revenue Service would view related contracts when one or more contracts are immediate annuities or are contracts that have been annuitized. The Internal Revenue Service has not issued guidance clarifying this issue as of the date of this Prospectus. You are particularly cautioned to seek advice from your own tax advisor on this matter.

Special concerns regarding "substantially equal periodic payments": (also known as "72(t)" or "72(q)" distributions) Any modification to a program of distributions which are part of a series of substantially equal periodic payments that occur before the later of the taxpayer reaching age 59 1/2 or five
(5) years from the first of such payments will result in the requirement to pay the taxes that would have been due had the payments been treated as subject to tax in the years received, plus interest. This does not apply when the modification is due by reason of death or disability. It is our understanding that the Internal Revenue Service may not consider a scheduled series of distributions to qualify under Sections 72(q) or 72(t) if the holder of the annuity retains the right to modify such distributions at will, even if such right is not exercised, or, for a variable annuity, depending on how payments are structured.

Special concerns regarding immediate annuities: The Internal Revenue Service has ruled that the exception to the 10% penalty described above for "non-qualified" immediate annuities as defined under the Code may not apply to annuity payments under a contract recognized as an immediate annuity under state insurance law obtained pursuant to an exchange of a contract if: (a) purchase payments for the exchanged contract were contributed or deemed to be contributed more than one year prior to the annuity starting date under the immediate annuity; and (b) the annuity payments under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free exchanges under Section 1035: Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If an annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any distributions other than as annuity payments will be considered to come:

|X| First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X| Then, from any "income on the contract" that is attributable to the purchase payments made prior to August 14, 1982 (including income on such original purchase payments after the exchange);
|X| Then, from any remaining "income on the contract"; and |X| Lastly, from the amount of any "investment in the contract" made after
     August 13, 1982.

Therefore, to the extent a distribution is equal to or less than the investment in the contract made prior to August 14, 1982, such amounts are not included in taxable income. Further, distributions received that are considered to be a return of investment on the contract from purchase payments made prior to August 14, 1982, such distributions are not subject to the 10% tax penalty. In all other respects, the general provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

On November 22, 1999, the Internal Revenue Service issued an acquiescence in the decision of the United States Tax Court in Conway v. Commissioner (111 T.C. 350
(1998)) that a taxpayer's partial surrender of an annuity contract and direct transfer of the resulting proceeds for the purchase of a new annuity contract qualifies as a non-taxable exchange under Section 1035 of the Internal Revenue Code. "Acquiescence" means that the IRS accepts the holding of the Court in a case and that the IRS will follow it in disposing of cases with the same controlling facts. Prior to the Conway decision, industry practice has been to treat a partial surrender of account value as fully taxable to the extent of any gain in the contract for tax reporting purposes and to "step-up" the basis in the contract accordingly. However with the IRS' acquiescence in the Conway decision, partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% IRS tax penalty on pre-age 59 1/2 withdrawals. The IRS reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example, we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. As of the date of this Prospectus, we continue to report partial surrenders of non-qualified annuities as subject to current taxation to the extent of any gain. However, we may change our reporting procedures to treat certain of these transactions as partial 1035 exchanges. Should we do so, we reserve the right to report transactions that may have been designed to receive partial 1035 exchange treatment as partial surrenders subject to current taxation if we, as a reporting and withholding agent, believe that we would be expected to deem a transaction to be abusive.

While the principles expressed in the Conway decision appear applicable to partial exchanges from life insurance, there is no guidance from the Internal Revenue Service as to whether it concurs with non-recognition treatment under
Section 1035 of the Code for such transactions. In addition, please be cautioned that no specific guidance has been provided as to the impact of such a transaction for the remaining life insurance policy, particularly as to the subsequent methods to be used to test for compliance under the Code for both the definition of life insurance and the definition of a modified endowment contract.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding vehicle for various types of tax-qualified retirement plans. We have provided summaries of the types of tax-qualified retirement plans with which we may issue an Annuity. These summaries provide general information about the tax rules and are not intended to be complete discussions. The tax rules regarding qualified plans are complex. These rules may include limitations on contributions and restrictions on distributions, including additional taxation of distributions and additional penalties. The terms and conditions of the tax-qualified retirement plan may impose other limitations and restrictions that are in addition to the terms of the Annuity. The application of these rules depends on individual facts and circumstances. Before purchasing an Annuity for use in a qualified plan, you should obtain competent tax advice, both as to the tax treatment and suitability of such an investment. American Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Corporate Pension and Profit-sharing Plans: Annuities may be used to fund employee benefits of various corporate pension and profit-sharing plans established by corporate employers under Section 401(a) of the Code including 401(k) plans. Contributions to such plans are not taxable to the employee until distributions are made from the retirement plan. The Code imposes limitations on the amount that may be contributed and the timing of distributions. The tax treatment of distributions is subject to special provisions of the Code, and also depends on the design of the specific retirement plan. There are also special requirements as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans: Annuities may also be used to fund benefits of retirement plans established by self-employed individuals for themselves and their employees. These are commonly known as "H.R. 10 Plans" or "Keogh Plans". These plans are subject to most of the same types of limitations and requirements as retirement plans established by corporations. However, the exact limitations and requirements may differ from those for corporate plans.

Tax Sheltered Annuities: Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which contributions may be made by certain qualifying employers such as public schools and certain charitable, educational and scientific organizations specified in Section 501(c)(3) for the benefit of their employees. Such contributions are not taxable to the employee until distributions are made from the TSA. The Code imposes limits on contributions, transfers and distributions. Nondiscrimination requirements also apply.

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Under a TSA, you may be prohibited from taking distributions from the contract attributable to contributions made pursuant to a salary reduction agreement unless the distribution is made:

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|X|      After the participating employee attains age 59 1/2;
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|X|      Upon separation from service, death or disability; or
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|X| In the case of financial hardship (subject to restrictions).
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Section 457 Plans: Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax exempt employers for their employees may invest in annuity contracts. The Code limits contributions and distributions, and imposes eligibility requirements as well. Contributions are not taxable to employees until distributed from the plan. However, plan assets remain the property of the employer and are subject to the claims of the employer's general creditors until such assets are made available to participants or their beneficiaries.

Individual Retirement Programs or "IRAs": Section 408 of the Code allows eligible individuals to maintain an individual retirement account or individual retirement annuity ("IRA"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible to establish an IRA and the time when distributions must commence. Further, an Annuity may be established with "roll-over" distributions from certain tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth IRAs: A form of IRA is also available called a "Roth IRA". Contributions to a Roth IRA are not tax deductible. However, distributions from a Roth IRA are free from Federal income taxes and are not subject to the 10% penalty tax if five (5) tax years have passed since the first contribution was made or any conversion from a traditional IRA was made and the distribution is made (a) once the taxpayer is age 59 1/2 or older, (b) upon the death or disability of the taxpayer, or (c) for qualified first-time home buyer expenses, subject to certain limitations. Distributions from a Roth IRA that are not "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers of IRAs and Roth IRAs will receive a special disclosure document, which describes limitations on eligibility, contributions, transferability and distributions. It also describes the conditions under which distributions from IRAs and qualified plans may be rolled over or transferred into an IRA on a tax-deferred basis and the conditions under which distributions from traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs: Eligible employers that meet specified criteria may establish Simplified Employee Pensions or SEP IRAs. Employer contributions that may be made to employee SEP IRAs are larger than the amounts that may be contributed to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?

Distributions from Qualified Contracts are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the proportion of a distribution representing after-tax contributions. Generally, a 10% penalty tax applies to the taxable portion of a distribution from a Qualified Contract made prior to age 59 1/2. However, the 10% penalty tax does not apply when the distribution:

|X| is part of a properly executed transfer to another IRA or another eligible qualified account;
|X| is subsequent to the death or disability of the taxpayer (for this purpose disability is as defined in Section 72(m)(7) of the Code);
|X| is part of a series of substantially equal periodic payments to be paid not less frequently than annually for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|  is subsequent to a separation  from service after the taxpayer  attains age
     55*;
|X| does not exceed the employee's allowable deduction in that tax year for medical care*;
|X| is made to an alternate payee pursuant to a qualified domestic relations order*; and
|X|  is made pursuant to an IRS levy.

The exceptions above which are followed by an asterisk (*) do not apply to IRAs. Certain other exceptions may be available.

Minimum Distributions after age 70 1/2: A participant's interest in a Qualified Contract must generally be distributed, or begin to be distributed, by the "required beginning date". This is April 1st of the calendar year following the later of:
|X| the calendar year in which the individual attains age 70 1/2; or |X| the calendar year in which the individual retires from service with the employer sponsoring the plan. The retirement option is not available to IRAs.

The participant's entire interest must be distributed beginning no later than the required beginning date over a period which may not extend beyond a maximum of the life or life expectancy of the participant (or the life expectancies of the owner and a designated Beneficiary). Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account value by the applicable life expectancy or pursuant to an annuity payout. If the account balance is used, it generally is based upon the Account Value as of the close of business on the last day of the previous calendar year.

If the participant dies before reaching his or her "required beginning date", his or her entire interest must generally be distributed within five (5) years of death. However, this rule will be deemed satisfied if distributions begin before the close of the calendar year following death to a designated
Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased owner would have attained age 70 1/2. A surviving spouse would also have the option to assume the IRA as his or her own if he or she is the sole designated beneficiary. If a participant dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

If the amount distributed is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

GENERAL TAX CONSIDERATIONS

Diversification: Section 817(h) of the Code provides that a variable annuity contract, in order to qualify as an annuity, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of insurance companies). If the diversification requirements under the Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract. The Treasury Department's regulations prescribe the diversification requirements for variable annuity contracts. We believe the underlying mutual fund portfolios should comply with the terms of these regulations.

Transfers Between Investment Options: Transfers between investment options are not subject to taxation. The Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. Such guidelines may or may not address the number of investment options or the number of transfers between investment options offered under a variable annuity. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. It is also not known what effect, if any, such guidelines may have on transfers between the investment options of the Annuity offered pursuant to this Prospectus. We will take any action, including modifications to your Annuity or the Sub-accounts, required to comply with such guidelines if promulgated.

Federal Income Tax Withholding: Section 3405 of the Code provides for Federal income tax withholding on the portion of a distribution which is includible in the gross income of the recipient. Amounts to be withheld depend upon the nature of the distribution. However, under most circumstances a recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by filing a completed election form with us.

Certain distributions, including rollovers, from most Qualified Contracts, may be subject to automatic 20% withholding for Federal income taxes. This will not apply to:
|X|  any portion of a distribution paid as Minimum Distributions;
|X|  direct transfers to the trustee of another retirement plan;
|X| distributions from an individual retirement account or individual retirement annuity;
|X| distributions made as substantially equal periodic payments for the life or life expectancy of the participant in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan; and
|X| certain other distributions where automatic 20% withholding may not apply.

Loans, Assignments and Pledges: Any amount received directly or indirectly as a loan from, or any assignment or pledge of any portion of the value of, an annuity before annuity payments have begun are treated as a distribution subject to taxation under the distribution rules set forth above. Any gain in an annuity on or after the assignment or pledge of an entire annuity and while such assignment or pledge remains in effect is treated as "income on the contract" in the year in which it is earned. For annuities not issued for as Qualified Contracts, the cost basis of the annuity is increased by the amount of any assignment or pledge includible in gross income. The cost basis is not affected by any repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts: The gift of an annuity to someone other than the spouse of the owner (or former spouse incident to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax Considerations: You should obtain competent tax advice with respect to possible federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping Transfers: Under the Code certain taxes may be due when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract holder. These generation-skipping transfers generally include those subject to federal estate or gift tax rules. There is an aggregate $1 million exemption from taxes for all such transfers. We may be required to determine whether a transaction is a direct skip as defined in the Code and the amount of the resulting tax. We will deduct from your Annuity or from any applicable payment treated as a direct skip any amount of tax we are required to pay.

Considerations for Contingent Annuitants: There may be adverse tax consequences if a contingent annuitant succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor qualifies for preferred treatment under certain sections of the Code. In general, the Code is designed to prevent indefinite deferral of tax. Continuing the benefit of tax deferral by naming one or more contingent annuitants when the Annuity is owned by a non-qualified trust might be deemed an attempt to extend the tax deferral for an indefinite period. Therefore, adverse tax treatment may depend on the terms of the trust, who is named as contingent annuitant, as well as the particular facts and circumstances. You should consult your tax advisor before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?

We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at http://www.americanskandia.com or any other electronic means, including diskettes or CD ROMs. We send a confirmation statement to you each time a transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter. You may request additional reports. We reserve the right to charge up to $50 for each such additional report. Instead of immediately confirming transactions made pursuant to some type of periodic transfer program (such as a dollar cost averaging program) or a periodic Purchase Payment program, such as a salary reduction arrangement, we may confirm such transactions in quarterly statements. You should review the information in these statements carefully.

All errors or corrections must be reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed immediately, we assume all transactions are accurate unless you notify us otherwise within 10 days from the date you receive the confirmation. For transactions that are only confirmed on the quarterly statement, we assume all transactions are accurate unless you notify us within 10 days from the date you receive the quarterly statement. All transactions confirmed immediately or by quarterly statement are deemed conclusive after the applicable 10-day period. We may also send an annual report and a semi-annual report containing applicable financial statements, as of December 31 and June 30, respectively, to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?


American Skandia Life Assurance Corporation ("American Skandia") is a stock life insurance company domiciled in Connecticut with licenses in all 50 states and the District of Columbia. American Skandia is a wholly-owned subsidiary of American Skandia, Inc., formerly known as American Skandia Investment Holding Corporation, whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company. American Skandia markets its products to broker-dealers and financial planners through an internal field marketing staff. In addition, American Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.


American Skandia is in the business of issuing variable annuity and variable life insurance contracts. American Skandia currently offers the following products: (a) flexible premium deferred annuities and single premium fixed deferred annuities that are registered with the SEC; (b) certain other fixed deferred annuities that are not registered with the SEC; (c) certain group variable annuities that are exempt from registration with the SEC that serve as funding vehicles for various types of qualified pension and profit sharing plans; (d) a single premium variable life insurance policy that is registered with the SEC; and (e) a flexible premium life insurance policy that is registered with the SEC.

WHAT ARE SEPARATE ACCOUNTS?

The assets supporting our obligations under the Annuities may be held in various accounts, depending on the obligation being supported. In the accumulation phase, assets supporting Account Values are held in separate accounts established under the laws of the State of Connecticut. We are the legal owner of assets in the separate accounts. In the payout phase, assets supporting fixed annuity payments and any adjustable annuity payments we make available are held in our general account. Income, gains and losses from assets allocated to these separate accounts are credited to or charged against each such separate account without regard to other income, gains or losses of American Skandia or of any other of our separate accounts. These assets may only be charged with liabilities which arise from the annuity contracts issued by American Skandia Life Assurance Corporation. The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment performance of such Sub-accounts. However, the obligations themselves are our general corporate obligations.

Separate Account B

During the accumulation phase, the assets supporting obligations based on allocations to the variable investment options are held in Class 1 Sub-accounts of American Skandia Life Assurance Corporation Variable Account B, also referred to as "Separate Account B". Separate Account B consists of multiple Sub-accounts. The name of each Sub-account generally corresponds to the name of the underlying Portfolio. The names of each Sub-account are shown in the Statement of Additional Information. Separate Account B was established by us pursuant to Connecticut law. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B. The Sub-accounts offered pursuant to this Prospectus are all Class 1 Sub-accounts of Separate Account B. Each class of Sub-accounts in Separate Account B has a different level of charges assessed against such Sub-accounts. You will find additional information about these underlying mutual funds and portfolios in the prospectuses for such funds.

Separate Account B is registered with the SEC under the Investment Company Act of 1940 ("Investment Company Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the investment policies, management or practices of Separate Account B. Each Sub-account invests only in a single mutual fund or mutual fund portfolio. We reserve the right to add Sub-accounts, eliminate Sub-accounts, to combine Sub-accounts, or to substitute underlying mutual funds or portfolios of underlying mutual funds.

Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the underlying mutual funds or fund portfolios, as applicable. We do not guarantee the investment results of any Sub-account. Your Account Value allocated to the Sub-accounts may increase or decrease. You bear the entire investment risk.

Separate Account D

During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in American Skandia Life Assurance Corporation Separate Account D, also referred to as Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D. Separate Account D was established by us pursuant to Connecticut law.

There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.

We have sole discretion over the investment managers retained to manage the assets maintained in Separate Account D. We currently employ investment managers for Separate Account D including, but not limited to, Wells Fargo Bank, N.A. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s).

We are not obligated to invest according to specific guidelines or strategies except as may be required by Connecticut and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying mutual fund is registered as an open-end management investment company under the Investment Company Act. Shares of the underlying mutual fund portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights

We are the legal owner of the shares of the underlying mutual funds in which the Sub-accounts invest. However, under SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying mutual fund portfolio requests a vote of shareholders, we will vote our shares in the manner directed by Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying mutual fund portfolio has requested a "proxy" vote with the necessary forms to provide us with their instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

Material Conflicts

It is possible that differences may occur between companies that offer shares of an underlying mutual fund portfolio to their respective separate accounts issuing variable annuities and/or variable life insurance products. Differences may also occur surrounding the offering of an underlying mutual fund portfolio to variable life insurance policies and variable annuity contracts that we offer. Under certain circumstances, these differences could be considered "material conflicts," in which case we would take necessary action to protect persons with voting rights under our variable annuity contracts and variable life insurance policies against persons with voting rights under other insurance companies' variable insurance products. If a "material conflict" were to arise between owners of variable annuity contracts and variable life insurance policies issued by us we would take necessary action to treat such persons equitably in resolving the conflict. "Material conflicts" could arise due to differences in voting instructions between owners of variable life insurance and variable annuity contracts of the same or different companies. We monitor any potential conflicts that may exist.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?


American Skandia Marketing, Incorporated ("ASM"), a wholly-owned subsidiary of American Skandia, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. ASM acts as the distributor of a number of annuity and life insurance products we offer and both American Skandia Trust and American Skandia Advisor Funds, Inc., a family of retail mutual funds. ASM also acts as an introducing broker-dealer through which it receives a portion of brokerage commissions in connection with purchases and sales of securities held by portfolios of American Skandia Trust which are offered as underlying investment options under the Annuity.


ASM's principal business address is One Corporate Drive, Shelton, Connecticut 06484. ASM is registered as broker-dealer under the Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous basis. ASM enters into distribution agreements with independent broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration. Applications for the Annuity are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, ASM may offer the Annuity directly to potential purchasers.


Compensation is paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of the firm. Compensation is generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account. No compensation is payable on Annuities purchased by a member of the designated class of Owners (see "Credits Applied to Purchase Payments for Designated Class of Annuity Owner").


In addition, firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to us or our affiliates. We or ASM may enter into compensation arrangements with certain firms. These arrangements will not be offered to all firms and the terms of such arrangements may differ between firms. Any such compensation will be paid by us or ASM and will not result in any additional charge to you. To the extent permitted by NASD rules and other applicable laws and regulations, ASM may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Advertising: We may advertise certain information regarding the performance of the investment options. Details on how we calculate performance for the Sub-accounts are found in the Statement of Additional Information, including how we account for Credits in these performance measures. This information may help you review the performance of the investment options and provide a basis for comparison with other annuities. This information's usefulness may be limited because of the Credits, since, as of the date of this Prospectus, we were not aware of many annuities with variable and/or market value adjusted fixed investment options that included this type of feature. This information also may be less useful when comparing the performance of the investment options with other savings or investment vehicles. Such other investments may not provide some of the benefits of annuities, or may not be designed for long-term investment purposes. Additionally other savings or investment vehicles may not be receive the beneficial tax treatment given to annuities under the Code.

Performance information on the Sub-accounts is based on past performance only and is not an indication or representation of future performance. Performance of the Sub-accounts is not fixed. Actual performance will depend on the type, quality and, for some of the Sub-accounts, the maturities of the investments held by the underlying mutual funds or portfolios and upon prevailing market conditions and the response of the underlying mutual funds to such conditions. Actual performance will also depend on changes in the expenses of the underlying mutual funds or portfolios. Such changes are reflected, in turn, in the Sub-accounts which invest in such underlying mutual fund or portfolio. In addition, the amount of charges assessed against each Sub-account will affect performance.

Some of the underlying mutual fund portfolios existed prior to the inception of these Sub-accounts. Performance quoted in advertising regarding such Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial offering of the Annuities, or periods during which the underlying mutual fund portfolios have been in existence, but the Sub-accounts have not. Such hypothetical performance is calculated using the same assumptions employed in calculating actual performance since inception of the Sub-accounts.

We may advertise the performance of the underlying mutual fund portfolios in the form of "Standard" and "Non-standard" Total Returns. "Standard Total Return" figures assume that all charges and fees are applicable, including any contingent deferred sales charge that may apply for the period shown but it does not take into consideration any Credits. "Non-standard Total Return" figures may also be used that do not reflect all fees and charges and may assume Credits of 1.0%, 2.0%, 3.0% or 4.0% respectively, depending on the cumulative amount of Purchase Payments being illustrated. The amount of credits illustrated may be more or less than the Credits applicable to your Annuity (see "What are Credits and how do I Receive Them?"). Non-standard Total Returns are calculated in the same manner as standardized returns except that the calculations may assume no redemption at the end of the applicable periods, thus these figures may not take into consideration the Annuity's contingent deferred sales charge. Any performance advertisements will not reflect the impact of any Target Value Credits.

The information we may advertise regarding the Fixed Allocations may include the then current interest rates we are crediting to new Fixed Allocations. Information on current rates will be as of the date specified in such advertisement. Rates will be included in advertisements to the extent permitted by law. Given that the actual rates applicable to any Fixed Allocation are as of the date of any such Fixed Allocation's Guarantee Period begins, the rate credited to a Fixed Allocation may be more or less than those quoted in an advertisement.


Advertisements   we  distribute   may  also  compare  the   performance  of  our
Sub-accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond Index, the Frank Russell non-U.S. Universal Mean, the Morgan Stanley Capital International Index of Europe, Asia and Far East Funds, and the Morgan Stanley Capital International World Index; and/or (b) other management investment companies with investment objectives similar to the mutual fund or portfolio underlying the Sub-accounts being compared. This may include the performance ranking assigned by various publications, including but not limited to the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today and statistical services, including but not limited to Lipper Analytical Services Mutual Funds Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, SEI, the Morningstar Mutual Fund Sourcebook and the Morningstar Variable Annuity/Life Sourcebook.


American Skandia Life Assurance Corporation may advertise its rankings and/or ratings by independent financial ratings services. Such rankings may help you in evaluating our ability to meet our obligations in relation to Fixed Allocations, pay minimum death benefits, pay annuity payments or administer Annuities. Such rankings and ratings do not reflect or relate to the performance of Separate Account B.

AVAILABLE INFORMATION

A Statement of Additional Information is available from us without charge upon your request. This Prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in those registration statements and the exhibits thereto. You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 450 Fifth Street N.W., Washington, D.C., 20549. You may inspect and copy those registration statements and exhibits thereto at the SEC's public reference facilities at the above address, Room 1024, and at the SEC's Regional Offices, 7 World Trade Center, New York, NY, and the Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, IL. These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this Prospectus is modified or superseded by a statement in this Prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Prospectus. The Annual Report on Form 10-K for the year ended December 31, 1999 previously filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents incorporated by reference in this Prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request.


HOW TO CONTACT US
You can contact us by:

|X| calling our Customer Service Team at 1-800-680-8920 or our automated telephone access and response system (STARS) at 1-800-766-4530
|X|  writing to us at American  Skandia Life Assurance  Corporation,  Attention:
     Stagecoach Annuity, P.O. Box 7038, Bridgeport, Connecticut 06601-7038
|X| sending an email to customerservice@americanskandia.com or visiting our Internet Website at www.americanskandia.com
|X| accessing information about your Annuity through our Internet Website at www.americanskandia.com

You can obtain account information through our automated telephone access and response system (STARS) and at www.americanskandia.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney or a financial professional, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN through our automated telephone access and response system (STARS) and at www.americanskandia.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. American Skandia reserves the right to limit, restrict or terminate telephonic and electronic transaction privileges at any time.


INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS

As of the date of this Prospectus, neither we nor ASM were involved in any litigation outside of the ordinary course of business, and know of no material claims.


EXECUTIVE OFFICERS AND DIRECTORS

Our executive officers, directors and certain significant employees, their ages, positions with us and principal occupations are indicated below. The immediately preceding work experience is provided for officers that have not been employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation
---                                                           --------------------------                        --------------------

Patricia J. Abram                                             Senior Vice President                            Senior Vice President
48                                                                                                       and National Sales Manager,
                                                                                                                      Variable Life:
                                                                                                                   American Skandia
                                                                                                             Marketing, Incorporated

Ms. Abram  joined us in 1998.  She  previously  held the position of Senior Vice
President, Chief Marketing Officer with Mutual Service Corporation. Ms. Abram was employed there since 1982.

Lori Allen                                                    Vice President                                         Vice President:
30                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Kimberly Anderson                                             Vice President                                         Vice President,
33                                                                                                           National Sales Manager/
                                                                                                                    Qualified Plans:
                                                                                            American Skandia Marketing, Incorporated

Robert M. Arena                                               Vice President                                         Vice President:
31                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Arena joined us in 1995. He previously held an internship position with KPMG
Peat  Marwick in 1994 and the position of Group Sales  Representative  with Paul
Revere Insurance from October, 1990 to August, 1993.

Gordon C. Boronow                                             President and                                            President and
47                                                            Deputy Chief Executive Officer         Deputy Chief Executive Officer:
                                                              Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Robert W. Brinkman                                            Senior Vice President                           Senior Vice President,
35                                                                                                           National Sales Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Malcolm M. Campbell                                           Director (since July, 1991)                 Director of Operations and
44                                                                                                     Chief Actuary, Assurance and
                                                                                                        Financial Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Jan R. Carendi                                                Chief Executive                    Senior Executive Vice President and
55                                                            Officer and                      Member of Executive Management Group:
                                                              Chairman of the                         Skandia Insurance Company Ltd.
                                                              Board of Directors
                                                              Director (since May, 1988)

Carl Cavaliere                                                Vice President                                         Vice President:
37                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cavaliere joined us in 1998. He previously held the position of Director of Operations with Aetna, Inc. since 1989.


Y.K. Chan                                                     Senior Vice President                            Senior Vice President
42                                                                                                    and Chief Information Officer:
                                                                                                        American Skandia Information
                                                                                                 Services and Technology Corporation

Mr. Chan joined us in 1999. He previously held the position of Chief Information
Officer with E.M. Warburg Pincus from January 1995 until April 1999 and the position of Vice President, Client Server Application Development with Scudder,
Stevens and Clark from January 1991 until January 1995.

Lucinda C. Ciccarello                                         Vice President                           Vice President, Mutual Funds:
41                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Ciccarello joined us in 1997. She previously held the position of Assistant
Vice President with Phoenix Duff & Phelps since 1984.

Lincoln R. Collins                                            Senior Vice President                           Senior Vice President:
39                                                            Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Tim Cronin                                                    Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cronin joined us in 1998. He previously held the position of  Manager/Client
Investor with Columbia Circle Investors since 1995.

Henrik Danckwardt                                             Director (since July, 1991)                        Director of Finance
46                                                                                                               and Administration,
                                                                                                             Assurance and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Harold Darak                                                  Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.   Darak   joined  us  in  1999.   He   previously   held  the   position  of
Consultant/Senior Manager with Deloitte & Touche since 1998 and the positions of
Second  Vice  President  with The  Guardian  since 1996 and The  Travelers  from
October, 1982 until December, 1995.

Wade A. Dokken                                                Deputy Chief Executive Officer                           DCEO and COO:
40                                                            and Chief Operating Officer                      American Skandia Life
                                                              Director (since July, 1991)                      Assurance Corporation


Elaine C. Forsyth                                             Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Larisa Gromyko                                                Director, Insurance Compliance         Director, Insurance Compliance:
53                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Maureen Gulick                                                Director, Business Operations           Director, Business Operations:
37                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Berthann Jones                                                Vice President                                         Vice President:
45                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Jones  joined  us in  1997.  She  previously  held  the  position  of  Vice
President/Trust  Officer with Ridgefield Bank since 1996 and Manager with Wright
Investors Service since 1993.

Ian Kennedy                                                   Senior Vice President                           Senior Vice President,
52                                                                                                                 Customer Service:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Mr. Ian Kennedy joined us in 1998. He previously was self-employed since 1996 and held the position of Vice President, Customer Service with SunLife of Canada from September, 1968 to August, 1995.

T. Richard Kennedy                                            General Counsel and                                   General Counsel:
65                                                            Director (since March, 2000)                     American Skandia Life
                                                                                                               Assurance Corporation

Mr. T. Richard Kennedy joined us in 1999. He previously was Managing Partner with the law firm of Werner & Kennedy.

N. David Kuperstock                                           Vice President                                         Vice President:
48                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Thomas M. Mazzaferro                                          Executive Vice President and              Executive Vice President and
47                                                            Chief Financial Officer,                      Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Gunnar J. Moberg                                              Director (since October, 1994)         Director - Marketing and Sales,
45                                                                                                          Assurances and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

David R. Monroe                                               Senior Vice President,                          Senior Vice President,
38                                                            Treasurer and                                            Treasurer and
                                                              Corporate Controller                             Corporate Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Monroe joined us in 1996. He  previously  held  positions of Assistant  Vice
President at Allmerica Financial since 1994.

Michael A. Murray                                             Senior Vice President                                  Vice President,
31                                                                                                           National Sales Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Brian O'Connor                                                Vice President                                         Vice President,
35                                                                                                           National Sales Manager,
                                                                                                               Internal Wholesaling:
                                                                                                                    American Skandia

                                                                                                             Marketing, Incorporated

M. Patricia Paez                                              Vice President                                         Chief of Staff:
39                                                                                                            American Skandia, Inc.




Polly Rae                                                     Vice President                                         Vice President:
37                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Rebecca Ray                                                   Vice President                                         Vice President:
44                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Ray  joined us in 1999.  She  previously  held the  position  of First Vice
President with Prudential  Securities since 1997 and Vice President with Merrill
Lynch since 1995.

Rodney D. Runestad                                            Vice President                                         Vice President:
50                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Hayward L. Sawyer                                             Senior Vice President                         Executive Vice President
55                                                                                                           National Sales Manager:
                                                                                                                   American Skandia
                                                                                                             Marketing, Incorporated

Lisa Shambelan                                                Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Karen Stockla                                                 Vice President                                         Vice President,
33                                                                                                Intellectual Resources Department:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Ms. Stockla joined us in 1998. She previously held the position of Manager, Application Development with Citizens Utilities Company since 1996 and HRIS Tech
Support Representative with Yale New Haven Hospital since 1993.

William H. Strong                                             Vice President                                         Vice President:
56                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously held the position of Vice President with American Financial Systems from June 1994 to October 1997 and the position of Actuary with Connecticut Mutual Life from June 1965 to June 1994.

Leslie S. Sutherland                                          Vice President                                         Vice President,
46                                                                                                    National Key Accounts Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Amanda C. Sutyak                                              Vice President                                         Vice President:
42                                                            Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Christian A. Thwaites                                         Senior Vice President                           Senior Vice President,
42                                                                                                      National Marketing Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Mr. Thwaites joined us in 1996. He previously held the position of consultant with Monitor Company since October 1995 and Vice President with Aetna, Inc.
since 1995.


Mary Toumpas                                                  Vice President                                      Vice President and
48                                                                                                              Compliance Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms. Toumpas  joined us in 1997.  She  previously  held the position of Assistant
Vice President with Chubb Life/Chubb Securities since 1973.

Bayard F. Tracy                                               Senior Vice President and                       Senior Vice President,
52                                                            Director (since September, 1994)               National Sales Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Deborah G. Ullman                                             Senior Vice President                        Senior Vice President and
45                                                                                                          Chief Operating Officer:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ullman joined us in 1998. She previously held the position of Vice President with Aetna, Inc. since 1977.

Jeffrey M. Ulness                                             Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Derek Winegard                                                Vice President                                         Vice President:
41                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Winegard  joined us in 1999. He previously held the position of Senior Vice
President with Trust Consultants, Inc. since 1991.

Brett M. Winson                                               Senior Vice President and                       Senior Vice President,
44                                                            Director (since March 2000)          Intellectual Resource Development
                                                                                                              American Skandia, Inc.

Mr. Winson  joined us in 1998.  He  previously  held the position of Senior Vice
President with Sakura Bank, Ltd. since 1990.




CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|  American Skandia Life Assurance Corporation
|X| American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)
|X|  American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|  Current and Effective Yield
|X|  Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|  How We Calculate the Market Value Adjustment

General Information
|X|  Voting Rights
|X|  Modification
|X|  Deferral of Transactions
|X|  Misstatement of Age or Sex
|X|  Ending the Offer

Independent Auditors

Legal Experts

Financial Statements
|X| Appendix A - American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

            APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA



SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the
Company:


(in thousands)                                                     For the Year Ended December 31,

                                                 1999              1998           1997           1996            1995
                                                 ----              ----           ----           ----            ----
STATEMENT OF OPERATIONS DATA

Revenues:
Annuity and life insurance
   charges and fees*                       $     289,989   $      186,211   $    121,158     $    69,780   $    38,837
Fee income                                        83,243           50,839         27,593          16,420         6,206
Net investment income                             10,441           11,130          8,181           1,586         1,601
Premium income and
    other revenues                                 3,688            1,360          1,082             265            45
                                           -------------    -------------   ------------     -----------   -----------
Total revenues                             $     387,361    $     249,540   $    158,014     $    88,051   $    46,689
                                           =============    =============   ============     ===========   ===========

Benefits and Expenses:
Annuity and life insurance benefits        $         612    $         558   $      2,033     $       613   $       555
Change in annuity policy reserves                  3,078            1,053             37             635        (6,779)
Cost of minimum death benefit
    reinsurance                                    2,945            5,144          4,545           2,867         2,057
Return credited to contractowners                 (1,639)          (8,930)        (2,018)            673        10,613
Underwriting, acquisition and

    other insurance expenses                     206,350          167,790         90,496          49,887        35,914
Interest expense                                  69,502           41,004         24,895          10,791         6,500
                                           -------------    -------------  -------------    ------------  ------------

Total benefits and expenses                $     280,848    $     206,619  $     119,988    $     65,466  $     48,860
                                           =============    =============  =============    ============  ============
Income tax expense (benefit)               $      30,344    $       8,154  $      10,478    $     (4,038) $        397
                                           =============    =============  =============    ============  ============

Net income (loss)                          $      76,169    $      34,767  $      27,548    $     26,623  $     (2,568)
                                           =============    =============  =============    ============  =============

STATEMENT OF FINANCIAL CONDITION

Total Assets                               $  30,849,414    $  18,848,273  $  12,894,290    $  8,268,696  $  4,956,018
                                           =============    =============  =============    ============  ============

Future fees payable to parent              $     576,034    $     368,978  $     233,034    $     47,112  $          -
                                           =============    =============  =============    ============  ============

Surplus Notes                              $     179,000    $     193,000  $     213,000    $    213,000  $    103,000
                                           =============    =============  =============    ============  ============
Shareholder's  Equity                      $     359,434    $     250,417  $     184,421     $   126,345  $     59,713
                                           =============    =============  =============     ===========  ============

* On annuity and life  insurance  sales of $6,862,968,  $4,159,662,  $3,697,990,
$2,795,114, and $1,628,486 during the years ended December 31, 1999, 1998, 1997,
1996, and 1995, respectively, with contractowner assets under management of $29,396,693, $17,854,761, $12,119,191, $7,764,891, and $4,704,044 as of December
31, 1999, 1998, 1997, 1996 and 1995, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's Discussion and Analysis of Financial Condition and Results of Operations should be read in conjunction with the financial statements and the notes thereto and Item 6, Selected Financial Data.

Management's Discussion and Analysis of Financial Condition and Results of Operations contains certain forward-looking statements pursuant to the Private Securities Litigation Reform Act of 1995. These forward-looking statements are based on estimates and assumptions that involve certain risks and uncertainties, therefore actual results could differ materially due to factors not currently known. These factors include significant changes in financial markets and other economic and business conditions, state and federal legislation and regulation, ownership and competition.

 Results of Operations

 Annuity and life insurance sales increased 65%, 12%, and 32% in 1999, 1998 and 1997, respectively. The Company continues to show significant growth in sales volume as a result of innovative product development activities, the recruitment and retention of top producers, and the success of its highly rated customer service teams. The sales growth was also attributable to the strong performance of the underlying mutual funds, which support the Separate Account assets. All three major distribution channels achieved significant sales growth in 1999.

 As a result of the significant growth in sales and assets under management, contractowner fees and charges and fees generated from transfer agency-type and investment support activities increased considerably over the past three years:

     (annual percentage growth)   1999              1998              1997

   Annuity and life insurance
     charges and fees              56%               54%              74%
   Fee income                      64%               84%              68%

Net investment income decreased 6% in 1999, increased 36% and 416% in 1998 and 1997, respectively. The decrease in 1999 was the result of $1,036,000 of amortization of the premium paid on a derivative instrument purchased during 1999. As noted in Note 2C of Notes to Consolidated Financial Statements, the derivative instrument, an equity put option, was purchased as a hedge against potential GMDB reserves increases. Excluding the derivative amortization, 1999 net investment income increased 3% as a result of increased bond holdings in support of the Company's risk-based capital initiatives. The increases in 1998 and 1997 were generated from the bond holdings, which were increased in 1998 and 1997 to meet risk based capital goals, which in turn, have increased as a result of the growth in business.

 Premium income represents premiums earned on sale of ancillary contracts; immediate annuities with life contingencies, supplementary contracts with life contingencies and certain life insurance products. Sales of supplementary contracts increased in 1999 and decreased in slightly in 1998 and 1997. There were no immediate annuities sold in 1999 and sales in 1998 and 1997 were modest.

 Annuity benefits, which represent immediate annuities, supplementary contracts and death benefits paid on annuity contracts with mortality risks were not significant in each of the past three years due primarily to the age of the policies in force.

 The change in annuity policy reserves includes changes in reserves related to annuity contracts with mortality risks as well as the Company's guaranteed minimum death benefit ("GMDB") liability. During the second quarter of 1999, the Company's agreement to reinsure substantially all of its exposure on the GMDB was terminated and the business was recaptured, as the reinsurer had announced its intention to exit this market. The increase in reserves resulting from this change was offset by a decrease in reserves associated with the change to reserve methodology on the GMDB. The new reserve methodology complies with the National Association of Insurance Commissioners Actuarial Guideline XXXIV. In the later half of 1999, the Company instituted a hedge program to manage the market risk and reserve fluctuations associated with the GMDB policies through the use of equity put options. The Company is currently continuing this program while evaluating alternative hedging strategies.

 The reinsurance premium associated with the GMDB exposure is based on levels of assets under management. Due to increased sales and account growth, this cost had increased in 1997 and 1998 and through May 1999. The termination of the reinsurance treaty as of May 31, 1999 resulted in the year to year decrease in this benefit for the twelve months ended December 31, 1999.

 Return credited to contractowners consists of revenues on the variable and market value adjusted annuities and variable life insurance, offset by the benefit payments and change in reserves required on this business. Market value adjusted annuity activity has the largest impact on this benefit. In 1999, the Separate Account investment returns on these contracts did not meet the expected returns calculated in the reserves. In 1998, the actual returns significantly outperformed the expected returns and in 1997, these expectations were met.

 Underwriting, acquisition and other insurance expenses for 1999, 1998 and 1997 were as follows:


                       (in thousands)                     1999                 1998               1997
                                                          ----                 ----               ----

   Commissions and general expenses                    $ 576,649            $ 342,594          $ 281,560
   Net capitalization of deferred
      acquisition costs                                 (370,299)            (174,804)          (191,064)
                                                       ---------            ---------           ---------

   Underwriting, acquisition and other
      insurance expenses                               $ 206,350             $167,790            $90,496
                                                       =========             ========            =======

Commissions, general operating expenses and the net deferral of acquisition costs have all increased in 1999, due largely to record sales. Current sales trends have resulted in a shift to asset based commission agreements. This coupled with increased asset levels from increased sales and equity market appreciation have led to the increase in commissions and general expenses. In 1998, commissions and general expenses increased as a result of strong sales and start up costs associated with the Company's entry into variable life insurance and qualified plans. The net capitalization of acquisition costs decreased in 1998 as a result of increased amortization. In 1997, expense increases were driven primarily from strong sales.

Interest  expense  increased  $28,498,000,  $16,109,000 and $14,104,000 in 1999,
1998 and 1997, respectively, as a result of additional financing transactions, which consisted of the sale of future fees to the Parent ("securitization transactions"). In addition, the Company retired surplus notes on December 10, 1999 and December 31, 1998 of $14,000,000 and $20,000,000 respectively. Surplus notes outstanding as of December 31, 1999 and 1998 totaled $179,000,000 and $193,000,000, respectively.

The effective income tax rates for the years ended December 31, 1999, 1998 and 1997 were 28%, 19% and 28%, respectively. The effective rate is lower than the corporate rate of 35% due to permanent differences, with the most significant item being the dividend received deduction. Management believes that based on the taxable income produced in the past two years, as well as the continued growth in annuity sales, the Company will produce sufficient taxable income in future years to realize its deferred tax assets.

The Company generated net income after tax of $76,169,000, $34,767,000 and $27,548,000 in 1999, 1998 and 1997, respectively. The Company benefited in each of the past three years from strong sales growth and favorable market conditions. The Company considers Mexico an emerging market and has invested in the Skandia Vida operations with the expectation of generating profits from long-term savings products in future years. As such, Skandia Vida has generated net losses of $2,523,000, $2,514,000 and $1,438,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

Total assets grew 64%, 46%, and 56% in 1999, 1998 and 1997, respectively. These increases were a direct result of the substantial sales volume and market growth of the separate account assets. The sales and market growth also drove increases in deferred acquisition costs, as well as fixed maturity investments held in support of the Company's risk based capital requirements. Liabilities grew 64%, 46%, and 56% in 1999, 1998 and 1997, respectively, as a result of the reserves required for the increased sales activity along with the sale of future fees and charges during these periods. These sales of future fees and charges to the Parent are needed to fund the acquisition costs of the Company's variable annuity and life insurance business.

Liquidity and Capital Resources

The Company's liquidity requirement was met by cash from insurance operations, investment activities, borrowings from its Parent and the sale of rights to future fees and charges to its Parent.

The majority of the operating cash outflow resulted from the sale of variable annuity and variable life products which carry a contingent deferred sales charge. This type of product causes a temporary cash strain in that 100% of the proceeds are invested in separate accounts supporting the product leaving a cash (but not capital) strain caused by the acquisition cost for the new business. This cash strain required the Company to look beyond the cash made available by insurance operations and investments of the Company to financing in the form of surplus notes, capital contributions, the sale of certain rights to future fees and charges as well as modified coinsurance reinsurance arrangements:

     o During 1999 and 1998, the Company  received  $34,800,000 and $22,600,000, respectively, from ASI to support the capital needs of its U.S. operations during the current year along with the following year's anticipated growth in business. In addition, the Company received $1,690,000 and $5,762,000 from ASI in 1999 and 1998 to support its investment in Skandia Vida.

     o Funds received from new securitization transactions amounted to $265,710,000, $169,881,000, and $194,512,000 for 1999, 1998 and 1997,
     respectively (see Note 8 of the Notes to Audited Consolidated Financial Statements). In addition, $71,000,000 was received from ASI in the fourth quarter of 1999 in advance of a securitization transaction completed in the first quarter of 2000.

     o During 1999, 1998 and 1997, the Company extended its reinsurance agreements. The reinsurance agreements are modified coinsurance arrangements where the reinsurer shares in the experience of a specific book of business.

The Company expects the continued use of reinsurance and securitization transactions to fund the cash strain anticipated from the acquisition costs on the coming years' sales volume.

As of December  31, 1999 and 1998,  shareholder's  equity was  $359,434,000  and
$250,417,000,   respectively.  The  increases  were  driven  by  the  previously
mentioned  capital   contributions   received  from  ASI  and  net  income  from
operations.

The Company has long-term surplus notes and short-term borrowings with ASI. No dividends have been paid to ASI.

The National Association of Insurance Commissioners ("NAIC") requires insurance companies to report information regarding minimum Risk Based Capital ("RBC") requirements. These requirements are intended to allow insurance regulators to identify companies which may need regulatory attention. The RBC model law requires that insurance companies apply various factors to asset, premium and reserve items, all of which have inherent risks. The formula includes components for asset risk, insurance risk, interest risk and business risk. The Company has complied with the NAIC's RBC reporting requirements and has total adjusted capital well above required capital.

Effects of Inflation

The rate of inflation has not had a significant effect on the Company's financial statements.

Year 2000 Compliance

The Company's computer support is provided by its affiliate, American Skandia Information Services and Technology Corporation, which also provides such support for the Company's affiliated broker-dealer, American Skandia Marketing, Incorporated and the Company's affiliated investment advisory firm, American
Skandia Investment Services, Incorporated. Because of the nature of the Company's business, any assessment of the potential impact of the Year 2000 issues on the Company must be an assessment of the potential impact of these issues on all these companies, which are referred to below as "American Skandia".

The Company experienced no significant errors or disruptions in computer service, interfaces with computer systems of investment managers, sub-advisors, third party administrators, vendors and other business partners on or after January 1, 2000.

American Skandia engaged external information technology specialists to review its operating systems and internally developed software. The costs associated with these assessments and Year 2000 related remediation was $1,400,000 in 1999 and $750,000 in 1998 and prior. The Company was allocated the majority of these costs.

American Skandia continues to review new and existing systems and has contingency plans in place as part of its Business Continuity Plan. This plan involves virtually all aspects of the business and will continue to be a focus of management beyond the Year 2000 event.

Outlook

The Company believes that it is well positioned to retain and enhance its position as a leading provider of financial products for long-term savings and retirement purposes as well as to address the economic impact of premature death, estate and business planning concerns and supplemental retirement needs. Strength in the areas of investment options offered, innovative and leading edge product offerings and superior customer service are expected to allow the Company to continue to grow market share in a marketplace which continues to grow.

Certain regulatory and legislative initiatives or proposed accounting standards, if adopted, could adversely impact the Company, despite it's strong market position. Of particular importance is President Clinton's proposed budget for 2001, which includes proposed revenue-raising tax changes such as the "DAC tax" on annuity and life products that could further increase the Company's cash strain. In addition, the recently enacted Financial Services Modernization Act, which allows banks and insurance companies to affiliate under a common holding company, may create previously unseen competitive pressures that could impact the Company's ability to do business in the same manner it has previously. Additionally, discussions on regulation of the Internet may impact on the way the Company does business in the future.

QUANTITATIVE AND QUALITATIVE  DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential fluctuations in earnings and the fair value of certain of its assets and liabilities, as well as variations in expected cash flows due to changes in market interest rates and equity prices. The following discussion focuses on specific exposures the Company has to interest rate and equity price risk and describes strategies used to manage these risks. The discussion is limited to financial instruments subject to market risks and is not intended to be a complete discussion of all of the risks the Company is exposed to.

Interest Rate Risk

Fluctuations in interest rates can potentially impact the Company's profitability and cash flows. The Company has 97% of assets held under management that are in non-guaranteed Separate Accounts for which the Company's exposure is not significant as the contractowner assumes substantially all the investment risk. On the remaining 3% of assets the interest rate risk from contracts that carry interest rate exposure, is managed through an asset/liability matching program which takes into account the risk variables of the insurance liabilities supported by the assets.

At December 31, 1999, the Company held in its general account $201,509,000 of fixed maturity investments that are sensitive to changes in interest rates. These securities are held in support of the Company's fixed immediate annuities and supplementary contracts ($29,912,000 in reserves at December 31, 1999) and in support of the Company's target solvency capital. The Company has a conservative investment philosophy with regard to these investments. All investments are investment grade corporate securities, government agency or U.S. government securities.

The Company's deferred annuity products offer a fixed option which subjects the Company to interest rate risk. The fixed option guarantees a fixed rate of interest for a period of time selected by the contractowner. Guarantee period options available range from 1 to 10 years. Withdrawal of funds before the end of the guarantee period subjects the contract holder to a market value adjustment ("MVA"). In the event of rising interest rates, which make the fixed maturity securities underlying the guarantee less valuable, the MVA could be negative. In the event of declining interest rates, which make the fixed maturity securities underlying the guarantee more valuable, the MVA could be positive. The resulting increase or decrease in the value of the fixed option, from calculation of the MVA, should substantially offset the increase or decrease in the market value of the securities underlying the guarantee. The Company maintains strict asset/liability matching to enable this offset. However, the Company still takes on the default risk for the underlying securities, the interest rate risk of reinvestment of interest payments and the risk of failing to maintain the asset/liability matching program with respect to duration and convexity. At December 31, 1999 the Company had $939,585,000 in fixed investment options subject to these risks.

Equity Market Exposure

The primary equity market risk to the Company comes from the nature of the variable annuity and variable life products sold by the Company. Various fees and charges earned are substantially derived as a percentage of the market value of assets under management. In a market decline, this income would be reduced. This could be further compounded by customer withdrawals, net of applicable surrender charge revenues, partially offset by transfers to the fixed option discussed above. A 10% decline in the market value of the assets under management at December 31, 1999, sustained throughout 2000, would result in an approximate drop in related annual fee income of $48,178,000.

As discussed in Note 2 of the Consolidated Financial Statements, in 1999 the Company utilized derivative instruments to hedge against the risk of significant decreases in equity markets which would expose the Company to increases in guaranteed minimum death benefits liabilities. Prior to the implementation of this program the Company utilized reinsurance to transfer this risk.

The Company has a small portfolio of equity investments; mutual funds which are held in support of a deferred compensation program. In the event of a decline in market values of underlying securities, the value of the portfolio would decline, however the accrued benefits payable under the related deferred compensation program would decline by a corresponding amount.

In addition, it is not clear what the impact of a prolonged downturn in the equity markets would have on ongoing sales. Customer's perceptions of a downturn in equity markets coupled with rising interest rates could move them into financial products other than variable annuities or variable life; however, the Company's products might remain attractive to purchasers in relation to other long-term savings vehicles even after such a decline.

                  AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION



                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated statements of financial condition of American Skandia Life Assurance Corporation (the "Company" which is a wholly-owned subsidiary of Skandia Insurance Company Ltd.) as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Skandia Life Assurance Corporation at December 31, 1999 and 1998, and the consolidated results of their operations and cash flows for each of the three years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP


Hartford, Connecticut
February  11,  2000,
except for Note 18 as to which the date is March 22, 2000

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                 Consolidated Statements of Financial Condition
                                 (in thousands)


                                                                                 As of December 31,
                                                                          1999                        1998
                                                                     ---------------            ----------------

ASSETS

Investments:
  Fixed maturities - at amortized cost                               $        3,360             $         8,289
  Fixed maturities - at fair value                                          198,165                     141,195
  Investment in mutual funds - at fair value                                 16,404                       8,210
  Derivative instruments                                                        189                           -
  Policy loans                                                                1,270                         569
                                                                      --------------              --------------

    Total investments                                                       219,388                     158,263

Cash and cash equivalents                                                    89,212                      77,525
Accrued investment income                                                     4,054                       2,880
Deferred acquisition costs                                                1,087,705                     721,507
Reinsurance receivable                                                        4,062                       4,191
Receivable from affiliates                                                        -                       1,161
Income tax receivable - deferred                                             51,726                      38,861
State insurance licenses                                                      4,263                       4,413
Fixed assets                                                                  3,305                         328
Other assets                                                                  4,533                       3,744
Separate account assets                                                  29,381,166                  17,835,400
                                                                     ---------------            ----------------

  Total assets                                                       $   30,849,414             $    18,848,273
                                                                     ===============            ================

LIABILITIES AND SHAREHOLDER'S EQUITY


Liabilities:
Reserve for future contractowner benefits                            $       11,215             $        37,508
Policy reserves                                                              29,912                      25,545
Drafts outstanding                                                           51,059                      28,941
Accounts payable and accrued expenses                                       158,590                      91,827
Income tax payable                                                           24,268                       6,657
Payable to affiliates                                                        68,736                           -
Future fees payable to parent                                               576,034                     368,978
Short-term borrowing                                                         10,000                      10,000
Surplus notes                                                               179,000                     193,000
Separate account liabilities                                             29,381,166                  17,835,400
                                                                     ---------------            ----------------

  Total Liabilities                                                      30,489,980                  18,597,856
                                                                     ---------------            ----------------

Shareholder's equity:
  Common stock, $100 and $80 par value, 25,000 shares authorized,
    issued and outstanding                                                    2,500                       2,000
  Additional paid-in capital                                                215,879                     179,889
  Retained earnings                                                         141,162                      64,993
  Accumulated other comprehensive income                                       (107)                      3,535
                                                                     ---------------            ----------------

    Total Shareholder's equity                                              359,434                     250,417
                                                                     ---------------            ----------------

    Total liabilities and shareholder's equity                       $   30,849,414             $    18,848,273
                                                                     ===============            ================

                See notes to consolidated financial statements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                      Consolidated Statements of Operations
                                 (in thousands)


                                                                     For the Year Ended December 31,
                                                              1999                1998                1997
                                                         --------------       -------------       -------------

REVENUES

Annuity and life insurance charges and fees              $     289,989        $    186,211        $    121,158
Fee income                                                      83,243              50,839              27,593
Net investment income                                           10,441              11,130               8,181
Premium income                                                   1,278                 874                 920
Net realized capital gains                                         578                  99                  87
Other                                                            1,832                 387                  75
                                                         --------------       -------------       -------------

  Total revenues                                               387,361             249,540             158,014
                                                         --------------       -------------       -------------


EXPENSES

Benefits:
  Annuity and life insurance benefits                              612                 558               2,033
  Change in annuity and life insurance policy reserves           3,078               1,053                  37
  Cost of minimum death benefit reinsurance                      2,945               5,144               4,545
  Return credited to contractowners                             (1,639)             (8,930)             (2,018)
                                                         --------------       -------------       -------------

                                                                 4,996              (2,175)              4,597

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                   206,350             167,790              90,496
  Interest expense                                              69,502              41,004              24,895
                                                         --------------       -------------       -------------

                                                               275,852             208,794             115,391
                                                         --------------       -------------       -------------

  Total benefits and expenses                                  280,848             206,619             119,988
                                                         --------------       -------------       -------------

    Income from operations before income tax                   106,513              42,921              38,026

      Income tax expense                                        30,344               8,154              10,478
                                                         --------------       -------------       -------------

        Net income                                       $      76,169        $     34,767        $     27,548
                                                         ==============       =============       =============

                See notes to consolidated financial statements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                 Consolidated Statements of Shareholder's Equity
                                 (in thousands)


                                                                     For the Year Ended December 31,
                                                              1999                1998                1997
                                                         --------------      --------------      --------------

Common stock:
  Beginning balance                                      $       2,000       $       2,000       $       2,000
  Increase in par value                                            500                   -                   -
                                                         --------------      --------------      --------------

    Ending balance                                               2,500               2,000               2,000
                                                         --------------      --------------      --------------

Additional paid in capital:
  Beginning balance                                            179,889             151,527             122,250
  Transferred to common stock                                     (500)                  -                   -
  Additional contributions                                      36,490              28,362              29,277
                                                         --------------      --------------      --------------

    Ending balance                                             215,879             179,889             151,527
                                                         --------------      --------------      --------------

Retained earnings:
  Beginning balance                                             64,993              30,226               2,678
  Net income                                                    76,169              34,767              27,548
                                                         --------------      --------------      --------------

    Ending balance                                             141,162              64,993              30,226
                                                         --------------      --------------      --------------

Accumulated other comprehensive income:

  Beginning balance                                              3,535                 668                (584)
  Other comprehensive income                                    (3,642)              2,867               1,252
                                                         --------------      --------------      --------------

    Ending Balance                                                (107)              3,535                 668
                                                         --------------      --------------      --------------

      Total shareholder's equity                         $     359,434       $     250,417       $     184,421
                                                         ==============      ==============      ==============

                See notes to consolidated financial statements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                      Consolidated Statements of Cash Flows
                                 (in thousands)


                                                                     For the Year Ended December 31,
                                                              1999                1998                1997
                                                         --------------       -------------      --------------

Cash flow from operating activities:

  Net income                                             $      76,169              34,767       $       27,548
  Adjustments to reconcile net income to net
    cash used in operating activities:
      Amortization and depreciation                              1,495                 251                  223
      Deferred tax expense                                     (10,903)            (14,242)              (9,631)
      Change in unrealized losses on derivatives                 3,749                   -                    -
      Increase in policy reserves                                4,367               1,130                3,176
      Change in receivable from/payable to affiliates           69,897                 166               (1,321)
      Change in income tax payable                              17,611               7,704               (2,172)
      Increase in other assets                                    (789)             (1,173)                (415)
      Increase in accrued investment income                     (1,174)               (438)                (483)
      Decrease/(increase) in reinsurance receivable                129               2,152                 (268)
      Increase in deferred acquisition costs                  (366,198)           (174,804)            (190,969)
      Increase in accounts payable and accrued expenses         66,763              20,637                5,719
      Increase in drafts outstanding                            22,118               9,663                6,245
      Change in foreign currency translation, net                  701                 (22)                (34)
      Realized capital gain                                       (578)                (99)                (87)
                                                         --------------       -------------      --------------

        Net cash used in operating activities                 (116,643)            (114,308)           (162,469)
                                                         --------------       -------------      --------------

Cash flow from investing activites:

      Purchase of fixed maturity investments                   (99,250)            (31,828)            (28,905)
      Proceeds from sale and maturity of fixed
        maturity investments                                    36,226               4,049              10,755
      Purchase of derivatives                                   (4,974)                  -                   -
      Purchase of shares in mutual funds                       (17,703)             (7,158)             (5,595)
      Proceeds from sale of shares in mutual funds              14,657               6,086               1,415
      Purchase of fixed assets                                  (3,178)                (18)               (189)
      Increase in policy loans                                    (701)                118                (528)
                                                         --------------       -------------      --------------

        Net cash used in investing activities                  (74,923)            (28,751)            (23,047)
                                                         --------------       -------------      --------------

Cash flow from financing activities:

      Capital contribution from parent                          22,490               8,362              29,277
      Increase in future fees payable to parent                207,056             135,944             185,922
      Net withdrawals from contractowner accounts              (26,293)             (5,696)              6,959
                                                         --------------       -------------      --------------

        Net cash provided by financing activities               203,253             138,610             222,158
                                                         --------------       -------------      --------------

          Net increase/(decrease) in cash and cash
            equivalents                                         11,687              (4,449)             36,642

          Cash and cash equivalents at beginning of year        77,525              81,974              45,332
                                                         --------------       -------------      --------------

            Cash and cash equivalent at end of year      $      89,212              77,525       $      81,974
                                                         ==============       =============      ==============

     Income taxes paid                                   $      23,637              14,651       $      22,308
                                                         ==============       =============      ==============

      Interest paid                                      $      69,697              35,588       $      16,916
                                                         ==============       =============      ==============

                See notes to consolidated financial statements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                   Notes to Consolidated Financial Statements

                                December 31, 1999

1.  ORGANIZATION AND OPERATION

    American Skandia Life Assurance Corporation (the "Company") is a wholly-owned subsidiary of American Skandia, Inc. ("ASI", formerly known as American Skandia Investment Holding Corporation) whose ultimate parent is Skandia Insurance Company Ltd., a Swedish Corporation.

    The Company develops long-term savings and retirement products which are distributed through its affiliated broker/dealer company, American Skandia Marketing, Incorporated ("ASM"). The Company currently issues variable life insurance and variable, fixed, market value adjusted and immediate annuities for individuals, groups and qualified pension plans.

    The Company has 99.9% ownership in Skandia Vida, S.A. de C.V. ("Skandia Vida") which is a life insurance company domiciled in Mexico. Skandia Vida had total shareholder's equity of $4,592,000 and $4,724,000 as of December 31, 1999, and 1998, respectively. The Company considers Mexico an emerging market and has invested in the Skandia Vida operations with the expectation of generating profits from long-term savings products in future years. As such, Skandia Vida has generated net losses of $2,523,000, $2,514,000 and $1,438,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    A.  Basis of Reporting

        The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles. Intercompany transactions and balances have been eliminated in consolidation.

        Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

    B.  New Accounting Pronouncements

        In March 1998, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Software Developed or Obtained for Internal Use. The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed all internal use software related costs as incurred. The Company has identified and capitalized $3,035,000 of costs associated with internal use software during 1999 and is amortizing the applicable costs on a straight-line basis over a three year period. At December 31, 1999, the unamortized balance was $2,920,000 and is included in fixed assets.

        In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). Subsequently, in July 1999, FASB issued FAS 137 "Deferral of the Effective Date of FASB Statement 133". The adoption date was delayed to fiscal years beginning after June 15, 2000. The Company is currently evaluating the potential impact on its financial position.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    C.  Investments

        The Company has classified its fixed maturity investments as either held-to-maturity or available-for-sale. Investments classified as held-to-maturity are investments that the Company has the ability and intent to hold to maturity. Such investments are carried at amortized cost. Those investments which are classified as available-for-sale are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

        The Company has classified its mutual fund investments held in support of a deferred compensation plan are available-for-sale. Such investments are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

        Derivative instruments are recorded consistent with hedged items. The Company hedges the market value fluctuations of the guaranteed minimum death benefit ("GMDB") exposure embedded in its policy reserves and as such, the portion of the derivative instrument which constitutes an effective hedge is carried at market value. The cost associated with the portion of the instrument which is not considered an effective hedge is amortized to investment income over the life of the instrument.

        Policy loans are carried at their unpaid principal balances.

        Realized gains and losses on disposal of investments are determined by the specific identification method and are included in revenues.

    D.  Derivative Instruments

        During the second quarter of 1999, the Company's agreement to reinsure substantially all of its exposure on its GMDB liability was terminated and the business was recaptured, as the reinsurer had recently announced its intention to exit this market. In response, the Company instituted a hedge program to effectively manage the market risk associated with GMDB reserve fluctuations using put options. The cash invested in the put options is at risk to the extent that the value of the underlying index is less than the strike price at the exercise date. This would be offset by a corresponding decrease in the hedged GMDB exposure.

    E.  Cash Equivalents

        The Company considers all highly liquid time deposits, commercial paper and money market mutual funds purchased with a maturity of three months or less to be cash equivalents.

    F.  Fair Values of Financial Instruments

        The methods and assumptions used to determine the fair value of financial instruments are as follows:

        Fair values of fixed maturities with active markets are based on quoted market prices. For fixed maturities that trade in less active markets, fair values are obtained from an independent pricing service.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    F.  Fair Values of Financial Instruments (continued)

        Fair values of investments in mutual funds are based on quoted market prices.

        The fair value of the portion of the derivative instrument which constitutes an effective hedge is determined based on current value of the underlying index.

        The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these investments.

        The carrying value of short-term borrowing approximates fair value due to the short-term nature of these liabilities.

        Fair values of certain financial instruments, such as future fees payable to parent and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

    G.  State Insurance Licenses

        Licenses to do business in all states have been capitalized and reflected at the purchase price of $6,000,000 less accumulated amortization. The cost of the licenses is being amortized on a straight line basis over 40 years.

    H.  Income Taxes

        The Company is included in the consolidated federal income tax return and combined state income tax return of an upstream company, Skandia AFS Development Holding Corporation and certain of its subsidiaries. In accordance with the tax sharing agreement, the federal and state income tax provisions are computed on a separate return basis as adjusted for consolidated items such as net operating loss carryforwards.

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

    I.  Recognition of Revenue and Contract Benefits

        Revenues for variable annuity contracts consist of charges against contractowner account values for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Benefit reserves for variable annuity contracts represent the account value of the contracts and are included in the separate account liabilities.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    I.  Recognition of Revenue and Contract Benefits (continued)

        Revenues for market value adjusted fixed annuity contracts consist of separate account investment income reduced by benefit payments and changes in reserves in support of contractowner obligations, all of which are included in return credited to contractowners. Benefit reserves for these contracts represent the account value of the contracts, and are included in the general account reserve for future contractowner benefits to the extent in excess of the separate account liabilities.

        Revenues for immediate annuity contracts without life contingencies consist of net investment income. Revenues for immediate annuity contracts with life contingencies consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on the Society of Actuaries 1983 Table-a with assumed interest rates that vary by issue year. Assumed interest rates ranged from 6.25% to 8.25% at December 31, 1999 and 1998.

        Revenues for variable life insurance contracts consist of charges against contractowner account values for mortality and expense risk fees, cost of insurance fees, taxes and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. Benefit reserves for variable life insurance contracts represent the account value of the contracts and are included in the separate account liabilities.

    J.  Deferred Acquisition Costs

        The costs of acquiring new business, which vary with and are primarily related to the production of new business, are being deferred net of reinsurance. These costs include commissions, costs of contract issuance, and certain selling expenses that vary with production. These costs are being amortized generally in proportion to expected gross profits from surrender charges, policy and asset based fees and mortality and expense margins. This amortization is adjusted retrospectively and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

        Details of the deferred acquisition costs and related amortization for the years ended December 31, are as follows:


                           (in thousands)                        1999                    1998                  1997
                                                                 ----                    ----                  ----

                  Balance at beginning of year                   $721,507              $546,703              $355,734
                                                                 --------              --------              --------

                  Acquisition costs deferred

                     during the year                              450,059               261,432               243,476

                  Acquisition costs amortized

                     during the year                              (83,861)              (86,628)              (52,507)
                                                                 ---------             --------              --------

                                                                  366,198               174,804               190,969
                                                                  -------               -------               -------

                  Balance at end of year                       $1,087,705              $721,507              $546,703
                                                               ==========              ========              ========

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    K.  Reinsurance

        The Company cedes reinsurance under modified co-insurance arrangements. These reinsurance arrangements provide additional capacity for growth in supporting the cash flow strain from the Company's variable annuity and variable life insurance business. The reinsurance is effected under quota share contracts.

        As noted in Note 2D, the Company reinsured its exposure to market fluctuations associated with its GMDB liability in 1999, 1998 and the beginning of 1997. Under this reinsurance agreement, the Company ceded premiums of $2,945,000, $5,144,000 and $4,545,000; received claim
        reimbursements   of  $242,000,   $9,000  and  $46,000;   and,   recorded
        increases/(decreases) in reserves of ($2,763,000), ($323,000) and $918,000 in each of the three years, respectively.

        At December 31, 1999 and 1998, in accordance with the provisions of a modified coinsurance agreement, the Company accrued $41,000 and $1,976,000, respectively, for amounts receivable from favorable reinsurance experience on a block of variable annuity business.

    L.  Translation of Foreign Currency

        The financial position and results of operations of the Company's Mexican subsidiary are measured using local currency as the functional currency. Assets and liabilities of the subsidiary are translated at the exchange rate in effect at each year-end. Statements of income and shareholder's equity accounts are translated at the average rate prevailing during the year. Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

    M.  Separate Accounts

        Assets and liabilities in Separate Accounts are included as separate captions in the consolidated statements of financial condition. Separate Account assets consist principally of long term bonds, investments in mutual funds, short-term securities and cash and cash equivalents, all of which are carried at fair value. The investments are managed predominately through the Company's investment advisory affiliate, American Skandia Investment Services, Inc. ("ASISI"), utilizing various fund managers as sub-advisors. The remaining investments are managed by independent investment firms. The contractowner has the option of directing funds to a wide variety of mutual funds. The investment risk on the variable portion of a contract is borne by the contractowner. A fixed option with a minimum guaranteed interest rate is also available. The Company is responsible for the credit risk associated with these investments.

        Included in Separate Account liabilities are $896,205,000 and $771,195,000 at December 31, 1999 and 1998, respectively, relating to annuity contracts for which the contractowner is guaranteed a fixed rate of return. Separate Account assets of $896,205,000 and $771,195,000 at December 31, 1999 and 1998, respectively, consisting of long term bonds, short term securities, transfers due from the general account and cash and cash equivalents which are held in support of these annuity contracts, pursuant to state regulation.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    N.  Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant estimates and assumptions are related to deferred acquisition costs and involve policy lapses, investment return and maintenance expenses. Actual results could differ from those estimates.

3.  COMPREHENSIVE INCOME

    The components of comprehensive income, net of tax, for the years ended December 31, 1998, 1997 and 1996 were as follows:


                  (in thousands)                                           1999              1998           1997
                                                                           ----              ----           ----

         Net income                                                       $76,169          $34,767         $27,548
         Other comprehensive income:
            Unrealized investment gains/(losses) on
               available for sale securities                               (3,082)           2,751           1,288
            Reclassification adjustment for realized
               losses/(gains) included in investment income                (1,016)             138             (14)
                                                                           -------       ---------       ---------
            Net unrealized gains/(losses) on securities                    (4,098)           2,889           1,274

            Foreign currency translation                                      456              (22)            (22)
                                                                        ---------       ----------      ----------

         Other comprehensive income                                        (3,642)           2,867           1,252
                                                                         ---------        --------        --------

         Comprehensive income                                             $72,527          $37,634         $28,800
                                                                          =======          =======         =======

    The components of accumulated other comprehensive income, net of tax, as of December 31, 1999 and 1998 were as follows:


                  (in thousands)                                         1999                  1998
                                                                         ----                  ----

         Unrealized investment gains                                     ($255)                $3,843
         Foreign currency translation                                      148                   (308)
                                                                        ------                -------

         Accumulated other comprehensive income                          ($107)                $3,535
                                                                         ======                ======

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

4.  INVESTMENTS

    The amortized cost, gross unrealized gains/losses and estimated fair value of available-for-sale and held-to-maturity fixed maturities and investments in mutual funds as of December 31, 1999 and 1998 are shown below. All securities held at December 31, 1999 and 1998 were publicly traded.

    Investments in fixed maturities as of December 31, 1999 consisted of the following:


                  (in thousands)                                     Held-to-Maturity

                                                                 Gross               Gross
                                           Amortized          Unrealized          Unrealized             Fair
                                             Cost                Gains              Losses               Value

         U.S. Government

            obligations                      $1,105                $  -             $ (1)                $1,104

         Corporate securities                 2,255                   -              (15)                 2,240
                                              -----                ----             -----               -------

            Totals                           $3,360                $  -             $(16)                $3,344
                                             ======                ====             =====                ======



                  (in thousands)                                     Available-for-Sale

                                                                 Gross               Gross
                                           Amortized          Unrealized          Unrealized             Fair
                                             Cost                Gains              Losses               Value

         U.S. Government

            obligations                   $  81,183                $  -           $ (678)             $  80,505

         Obligations of
            state and political
            subdivisions                        253                                   (3)                   250

         Corporate securities               121,859                   -           (4,449)               117,410
                                          ---------                ----            ------             ---------

            Totals                         $203,295                $  -         $ (5,130)              $198,165
                                           ========                ====         =========              ========


         The amortized cost and fair value of fixed maturities, by contractual maturity, at December 31, 1999 are shown below.

                  (in thousands)                        Held-to-Maturity                  Available-for-Sale
                                                        ----------------                  ------------------

                                                    Amortized          Fair             Amortized           Fair
                                                      Cost             Value              Cost              Value

         Due in one year or less                      $3,107          $3,097       $           -  $           -

         Due after one through five years                253             247             130,284            128,250

         Due after five through ten years                  -               -              73,011             69,915
                                                  ----------      ----------          ----------         ----------

               Total                                  $3,360          $3,344            $203,295           $198,165
                                                      ======          ======            ========           ========


                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

4.  INVESTMENTS (continued)

    Investments in fixed maturities as of December 31, 1998 consisted of the following:


                  (in thousands)                       Held-to-Maturity

                                                                    Gross               Gross
                                            Amortized            Unrealized          Unrealized             Fair
                                              Cost                  Gains              Losses               Value
                                              ----                  -----              ------               -----

         U.S. Government

            obligations                       $3,774                 $57                   $-                $3,831

         Obligations of
            state and political
            subdivisions                           -                   -                    -                     -

         Corporate

            securities                         4,515                  34                    -                 4,549
                                             -------                ----                  ---               -------

               Totals                         $8,289                 $91                  $ -                $8,380
                                              ======                 ===                  ===                ======


                  (in thousands)                       Available for Sale

                                                                    Gross               Gross
                                            Amortized            Unrealized          Unrealized             Fair
                                              Cost                  Gains              Losses               Value
                                              ----                  -----              ------               -----

         U.S. Government

            obligations                     $ 17,399              $  678                 $  -             $  18,077

         Obligations of
            state and political

            subdivisions                         253                   7                    -                   260

         Corporate

            securities                       117,774               5,160                 (76)               122,858
                                           ---------             -------              -------            ----------

               Totals                       $135,426              $5,845               $ (76)              $141,195
                                            ========              ======               ======              ========


         Proceeds from sales of fixed maturities during 1999, 1998 and 1997 were $32,196,000, $999,000, and $5,056,000, respectively. Proceeds from maturities during 1999, 1998 and 1997 were $4,030,000,  $3,050,000, and
         $5,700,000, respectively.


                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

4.  INVESTMENTS (continued)

    The cost, gross unrealized gains/losses and fair value of investments in mutual funds at December 31, 1999 and 1998 are shown below:


                  (in thousands)                                 Gross             Gross
                                                              Unrealized        Unrealized              Fair
                                             Cost                Gains            Losses                Value

         1999                              $11,667              $4,763           $ (26)               $16,404
                                           =======              ======           ======               =======

         1998                               $8,068                $416          $ (274)                $8,210
                                            ======                ====          =======                ======


     Net realized  investment gains (losses) were as follows for the years ended
     December 31:

                  (in thousands)                                  1999                  1998                1997
                                                                ------                  ----                ----

         Fixed maturities:
           Gross gains                                        $    253                 $    -              $  10
           Gross losses                                           (228)                    (1)                -
         Investment in mutual funds:
           Gross gains                                             990                    281                116
           Gross losses                                           (437)                  (181)               (39)
                                                               -------                 ------             ------

         Totals                                                 $  578                  $  99              $  87
                                                                ======                  =====              =====

5.  NET INVESTMENT INCOME

    The sources of net investment income for the years ended December 31, 1999, 1998 and 1997 were as follows:

                  (in thousands)                                1999                   1998                1997
                                                                ----                   ----                ----

         Fixed maturities                                      $ 9,461               $  8,534             $6,617
         Cash and cash equivalents                               2,159                  1,717              1,153
         Investment in mutual funds                                 32                  1,013                554
         Policy loans                                               31                     45                 28
         Derivative Instruments                                 (1,036)                     -                  -
                                                             ---------             ----------          ---------

         Total investment income                                10,647                 11,309              8,352
         Investment expenses                                       206                    179                171
                                                            ----------             ----------           --------

         Net investment income                                 $10,441                $11,130             $8,181
                                                               =======                =======             ======

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

6.  INCOME TAXES

    The significant components of income tax expense for the years ended December 31 were as follows:


                (in thousands)                                 1999                  1998                  1997
                                                               ----                  ----                  ----

         Current tax expense                                  $41,248               $22,384               $20,108

         Deferred tax benefit                                 (10,904)              (14,230)               (9,630)
                                                              --------             --------             ---------

         Total income tax expense                             $30,344              $  8,154               $10,478
                                                              =======              ========               =======

         The tax effects of significant items comprising the Company's deferred tax balance as of December 31, 1999 and 1998, are as follows:


                  (in thousands)                                         1999                         1998
                                                                         ----                         ----

         Deferred tax liabilities:
             Deferred acquisition costs                                ($321,873)                  ($210,731)
             Payable to reinsurers                                       (26,733)                    (25,585)
             Policy fees                                                  (1,146)                       (859)
             Net unrealized gains                                            (80)                     (2,069)
                                                                    ------------                 -----------

             Total                                                      (349,832)                   (239,244)
                                                                        --------                   ---------

         Deferred tax assets:
             Net separate account liabilities                            333,521                     225,600
             Future contractowner benefits                                 3,925                      13,128
             Other reserve differences                                    39,645                      25,335
             Deferred compensation                                        18,844                       9,619
             Surplus notes interest                                        5,030                       3,375
             Foreign exchange translation                                    137                         166
             Other                                                           456                         882
                                                                     -----------                ------------
             Total                                                       401,558                     278,105
                                                                        --------                   ---------

             Income tax receivable - deferred                          $  51,726                   $  38,861
                                                                       =========                   =========

         Management believes that based on the taxable income produced in the current year and the continued growth in annuity products, the Company will produce sufficient taxable income in the future to realize its deferred tax asset.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

6.  INCOME TAXES (continued)

    The income tax expense was different from the amount computed by applying the federal statutory tax rate of 35% to pre-tax income from continuing operations as follows:


                  (in thousands)                                    1999               1998                 1997
                                                                    ----               ----                 ----

         Income (loss) before taxes
             Domestic                                             $109,036             $45,435             $39,464
             Foreign                                                (2,523)             (2,514)             (1,438)
                                                                 ----------          ---------           ---------
             Total                                                 106,513              42,921              38,026

             Income tax rate                                            35%                 35%                 35%
                                                                 ---------           ---------           ---------

         Tax expense at federal
             statutory income tax rate                              37,280              15,022              13,309

         Tax effect of:
             Dividend received deduction                            (9,572)             (9,085)             (4,585)
             Losses of foreign subsidiary                              883                 880                 503
             Meals and entertainment                                   664                 487                 340
             State income taxes                                      1,071                 673                 577
             Other                                                      18                 177                 334
                                                                 ---------            --------             -------

         Income tax expense                                      $  30,344            $  8,154             $10,478
                                                                 =========            ========             =======

7.  RECEIVABLE FROM/PAYABLE TO AFFILIATES

    Certain operating costs (including personnel, rental of office space, furniture, and equipment) have been charged to the Company at cost by American Skandia Information Services and Technology Corporation ("ASIST"), an affiliated company; and likewise, the Company has charged operating costs to ASISI. The total cost to the Company for these items was $11,136,000, $7,722,000, and $5,572,000 for the years ended December 31, 1999, 1998 and
    1997, respectively. Income received for these items was $3,919,000, $1,355,000 and $3,225,000 for the years ended December 31, 1999, 1998 and
    1997, respectively.

    The Company had a $10 million short-term loan payable to ASI at December 31, 1999 and 1998. The total interest expense thereon to the Company was $585,000, $622,000 and $642,000 for the years ended December 31, 1999, 1998 and 1997 respectively, of which $182,000 was payable as of December 31, 1999 and 1998.

    Beginning in 1999, the Company was reimbursed by ASM for certain distribution related costs associated with the sales of business through an investment firm where ASM serves as an introducing broker dealer. Under this agreement, the expenses reimbursed in 1999 were $1,441,000. As of December 31,1999, amounts receivable under this agreement were $245,000.

    As of December 31,1999, the Company had received $71,000,000 from ASI in advance of the sale of certain rights to receive future fees and contract charges. This sale is expected to be completed in the first quarter of 2000.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

8.  FUTURE FEES PAYABLE TO PARENT

    In a series of transactions with ASI, the Company sold certain rights to receive future fees and contract charges expected to be realized on variable portions of designated blocks of deferred annuity contracts. The effective dates and issue periods these transactions cover are as follows:


                                   Closing           Effective           Contract Issue
               Transaction           Date              Date                  Period

                   1996-1           12/16/96            9/1/96         1/1/94   -   6/30/96
                   1997-1            7/23/97            6/1/97         3/1/96   -   4/30/97
                   1997-2           12/30/97           12/1/97         5/1/95   -  12/31/96
                   1997-3           12/30/97           12/1/97         5/1/96   -  10/31/97
                   1998-1            6/30/98            6/1/98         1/1/97   -   5/31/98
                   1998-2           11/10/98           10/1/98         5/1/97   -   8/31/98
                   1998-3           12/30/98           12/1/98         7/1/96   -  10/31/98
                   1999-1            6/23/99            6/1/99         4/1/94   -   4/30/99
                   1999-2           12/14/99           10/1/99        11/1/98   -   7/31/99

    In connection with these transactions, ASI issued collateralized notes in a private placement which are secured by the rights to receive future fees and charges purchased from the Company.

    Under the terms of the Purchase Agreements, the rights sold provide for ASI to receive a percentage (80% or 100% depending on the underlying commission option) of future mortality and expense charges and contingent deferred sales charges, after reinsurance, expected to be realized over the remaining surrender charge period of the designated contracts (6 to 8 years).

    The Company did not sell the right to receive future fees and charges after the expiration of the surrender charge period.

    The proceeds from the sales have been recorded as a liability and are being amortized over the remaining surrender charge period of the designated contracts using the interest method. The present values of the transactions as of the respective effective date were as follows:


                                                                                       Present
         (in thousands)           Transaction             Discount Rate                 Value
                                  -----------             -------------                 -----

                                    1996-1                    7.5%                     $50,221
                                    1997-1                    7.5%                      58,767
                                    1997-2                    7.5%                      77,552
                                    1997-3                    7.5%                      58,193
                                    1998-1                    7.5%                      61,180
                                    1998-2                    7.0%                      68,573
                                    1998-3                    7.0%                      40,128
                                    1999-1                    7.5%                     120,632
                                    1999-2                    7.5%                     145,078

         Payments representing fees and charges in the aggregate amount of $131,420,000, $69,226,000 and $22,250,000 were made by the Company to the Parent for the years ended December 31, 1999, 1998 and 1997, respectively. Related interest expense of $52,840,000, $22,978,000 and $6,842,000 has been included in the statement of income for the years ended December 31, 1999, 1998 and 1997, respectively.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

8.  FUTURE FEES PAYABLE TO PARENT (continued)

    Expected payments of future fees payable to ASI as of December 31, 1999 are as follows:


                                            Year Ended

          (in thousands)                    December 31,                     Amount
                                            -----------                      ------

                                               2000                         $103,975
                                               2001                          107,262
                                               2002                          106,491
                                               2003                           97,550
                                               2004                           78,512
                                               2005                           51,839
                                               2006                           25,712
                                               2007                            4,693
                                                                           ---------
                                              Total                         $576,034

         The Commissioner of the State of Connecticut has approved the sale of future fees and charges; however, in the event that the Company becomes subject to an order of liquidation or rehabilitation, the Commissioner has the ability to stop the payments due to the Parent under the Purchase Agreement subject to certain terms and conditions.

9.       LEASES

         The Company leases office space under a lease agreement established in 1989 with ASIST. The lease expense for 1999, 1998 and 1997 was $5,003,000, $3,588,000 and $2,428,000 respectively. Future minimum lease payments per year and in aggregate as of December 31, 1999 are as follows:

         (in thousands)             2000                               $  7,004
                                    2001                                  7,004
                                    2002                                  6,854
                                    2003                                  6,756
                                    2004                                  6,929
                                    2005 and thereafter                  51,865
                                                                       --------

                                    Total                               $86,412
                                                                        =======


10.      RESTRICTED ASSETS

         To comply with certain state insurance departments' requirements, the Company maintains cash, bonds and notes on deposit with various states. The carrying value of these deposits amounted to $4,868,000 and $3,747,000 as of December 31, 1999, and 1998, respectively. These deposits are required to be maintained for the protection of contractowners within the individual states.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         On November 8, 1999, the Board of Directors authorized the Company to increase the par value of its capital stock from $80 per share to $100 per share in order to comply with minimum capital levels as required by the California Department of Insurance. This transaction resulted in a corresponding decrease in paid in and contributed surplus of $500,000 and had no effect on capital and surplus.

         Statutory basis shareholder's equity was $286,385,000 and $285,553,000 at December 31, 1999 and 1998, respectively.

         The  statutory  basis  net  loss  was   $17,672,000,   $13,152,000  and
         $8,970,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

         Under various state insurance laws, the maximum amount of dividends that can be paid to shareholders without prior approval of the state insurance department is subject to restrictions relating to statutory surplus and net gain from operations. At December 31, 1999, no amounts may be distributed without prior approval.

12.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which substantially all employees are eligible. Under this plan, the Company contributes 3% of salary for all participating employees and matches employee contributions at a 50%
         level up to an additional 3% Company contribution. Company contributions to this plan on behalf of the participants were $3,164,000, $2,115,000 and $1,220,000 for the years ended December 31,
         1999, 1998 and 1997, respectively.

         The Company has a deferred compensation plan, which is available to the internal field marketing staff and certain officers. Company contributions to this plan on behalf of the participants were $193,000, $342,000 and $270,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

         The Company and an affiliate cooperatively have a long-term incentive program under which units are awarded to executive officers and other personnel. The Company also has a profit sharing program which benefits all employees below the officer level. These programs consist of multiple plans with new plans instituted each year. Generally, participants must remain employed by the Company or its affiliates at the time such units are payable in order to receive any payments under the program. The accrued liability representing the value of these units was $42,619,000 and $21,372,000 as of December 31, 1999 and 1998,
         respectively. Payments under this plan were $4,079,000, $2,407,000 and $1,119,000 for the years ended December 31, 1999, 1998, and 1997, respectively.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

13.      REINSURANCE

         The effect of reinsurance for the years ended December 31, 1999, 1998 and 1997 is as follows:

         (in thousands)                                   1999
                                                          ----

                             Annuity and Life        Annuity and Life
                                 Insurance               Insurance             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners

         Gross                   $326,670                    $315                 ($1,397)
         Ceded                    (36,681)                  2,763                    (242)
                                 --------                  ------                 --------
         Net                     $289,989                  $3,078                 ($1,639)
                                 ========                  ======                 ========


                                                          1998
                                                          ----

                             Annuity and Life        Annuity and Life
                                 Insurance               Insurance             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners

         Gross                   $215,425                 $   691                 ($8,921)
         Ceded                    (29,214)                    362                      (9)
                                 --------                  ------                 --------
         Net                     $186,211                  $1,053                 ($8,930)
                                 ========                  ======                 ========


                                                          1997
                                                          ----

                             Annuity and life        Annuity and Life
                                 Insurance               Insurance             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners

         Gross                   $144,417                    $955                 ($1,972)
         Ceded                    (23,259)                   (918)                    (46)
                                 --------                   -----                 --------
         Net                     $121,158                   $  37                 ($2,018)
                                 ========                   =====                 ========

         Such ceded reinsurance does not relieve the Company of its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations assumed under the reinsurance agreements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

14.      SURPLUS NOTES

The Company has issued surplus notes to its Parent in exchange for cash. Surplus notes outstanding as of December 31, 1999 and 1998 were as follows:


              (in thousands)
                                                                                            Interest for the
                                        Interest          1999          1998           Years Ended December 31,
              Issue Date                  Rate          Amount         Amount        1999         1998        1997
              ----------                  ----          ------         ------        ----         ----        ----

         December 29, 1993                6.84%                -             -             -        1,387       1,387
         February 18, 1994                7.28%           10,000        10,000           738          738         738
         March 28, 1994                   7.90%           10,000        10,000           801          801         801
         September 30, 1994               9.13%           15,000        15,000         1,389        1,389       1,389
         December 28, 1994                9.78%                -        14,000         1,308        1,388       1,388
         December 19, 1995                7.52%           10,000        10,000           762          762         762
         December 20, 1995                7.49%           15,000        15,000         1,139        1,139       1,139
         December 22, 1995                7.47%            9,000         9,000           682          682         682
         June 28, 1996                    8.41%           40,000        40,000         3,411        3,411       3,411
         December 30, 1996                8.03%           70,000        70,000         5,698        5,699       5,699

         Total                                          $179,000      $193,000       $15,928      $17,396     $17,396
                                                        ========      ========       =======      =======     =======

         The surplus note for $14,000,000 dated December 28, 1994 was converted to additional paid-in capital on December 10, 1999. A surplus note for $20,000,000 dated December 29, 1993 was converted to additional paid-in capital on December 31, 1998. All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal for these notes is subject to certain conditions and require approval by the Insurance Commissioner of the State of Connecticut. At December 31, 1999 and 1998, $14,372,000 and $9,644,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

15.      SHORT-TERM BORROWING

         The Company had a $10 million short-term loan payable to the Parent at December 31, 1999 and 1998. The total interest expense to the Company was $585,000, $622,000 and $642,000 and for the years ended December 31, 1999, 1998 and 1997, respectively, of which $197,000 and $182,000 was payable as of December 31, 1999 and 1998, respectively.

16.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's separate account liabilities are subject to discretionary withdrawal by contractowners at market value or with market value adjustment. Separate account assets which are carried at fair value are adequate to pay such withdrawals which are generally subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
          (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

17.      SEGMENT REPORTING

         During 1998, to complement its annuity products, the Company launched specific marketing and operational activities towards the release of variable life insurance and qualified retirement plan annuity products. Assets under management and sales for the products other than variable annuities have not been significant enough to warrant full segment disclosures as required by SFAS 131, "Disclosures about Segments of an Enterprise and Related Information."

18.      SUBSEQUENT EVENT

         On March 22, 2000, the Company sold certain rights to receive future fees and contract charges expected to be received on variable portions of deferred annuity contracts issued between August 1, 1999 and January 31, 2000. This transaction is the latest in a series of agreements with ASI, as described in Note 8.

         This transaction has an effective date of March 22, 2000. The present value as of this date, discounted at 7.5%, was $171,781,000.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
          (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

19.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:


                   (in thousands)                                            Three months Ended
                                                                             ------------------
                                                     March 31          June 30      September 30       December 31
                                                     --------          -------      ------------       -----------
                       1999
         Premiums and other insurance
            revenues                                   $78,412           $88,435          $97,955          $111,540
         Net investment income                           2,654             2,842            2,735             2,210
         Net realized capital gains                        295                25              206                52
                                                    ----------       -----------       ----------       -----------
         Total revenues                                 81,361            91,302          100,896           113,802

         Benefits and expenses                          64,107            67,803           71,597            77,341
                                                      --------          --------         --------          --------

         Pre-tax net income                             17,254            23,499           29,299            36,461

         Income taxes                                    3,844             7,142            7,898            11,460
                                                     ---------         ---------        ---------           -------

         Net income                                   $ 13,410          $ 16,357         $ 21,401           $25,001
                                                      ========          ========         ========           =======


                                  1998

         Premiums and other insurance
            revenues                                   $50,593           $57,946          $62,445           $67,327
         Net investment income                           3,262             2,410            2,469             2,989
         Net realized capital gains (losses)               156                13              (46)              (24)
                                                    ----------       -----------      -----------       -----------
         Total revenues                                 54,011            60,369           64,868            70,292

         Benefits and expenses                          46,764            42,220           48,471            69,164
                                                      --------          --------         --------          --------

         Pre-tax net income                              7,247            18,149           16,397             1,128

         Income taxes                                    1,175             4,174            2,223               582
                                                     ---------         ---------         --------         ---------

         Net income                                   $  6,072           $13,975          $14,174          $    546
                                                      ========           =======          =======          ========


                       1997
         Premiums and other insurance
            revenues                                   $30,186           $34,056          $41,102           $44,402
         Net investment income                           1,369             2,627            2,031             2,154
         Net realized capital gains                         20                43               21                 3
                                                   -----------       -----------      -----------      ------------
         Total revenues                                 31,575            36,726           43,154            46,559

         Benefits and expenses                          18,319            30,465           31,179            40,025
                                                      --------          --------         --------          --------

         Pre-tax net income                             13,256             6,261           11,975             6,534

         Income taxes                                    4,260             2,614            3,354               250
                                                     ---------         ---------        ---------        ----------

         Net income                                   $  8,996          $  3,647         $  8,621          $  6,284
                                                      ========          ========         ========          ========



      APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the Sub-accounts that commenced operations prior to January 1, 2000 are shown below. All or some of these Sub-accounts were available during the periods shown as investment options for other variable annuities we offer pursuant to different prospectuses. The Insurance Charge assessed against the Sub-accounts under the terms of those other variable annuities are the same as the charges assessed against such Sub-accounts under the Annuity offered pursuant to this Prospectus.

         Unit Prices And Numbers Of Units: The following table shows: (a) the Unit Price, as of the dates shown, for Units in each of the Class 1 Sub-accounts of Separate Account B that commenced operations prior to January 1, 2000 and are being offered pursuant to this Prospectus or which we offer pursuant to certain other prospectuses; and (b) the number of Units outstanding in each such Sub-account as of the dates shown. The year in which operations commenced in each such Sub-account is noted in parentheses. The portfolios in which a particular Sub-account invests may or may not have commenced operations prior to the date such Sub-account commenced operations. The initial offering price for each Sub-account was $10.00.


                                                                       Year Ended December 31,

------------------------------------------------------------------------------------------------------------------------------------
                         1999       1998       1997        1996       1995        1994       1993       1992       1991       1990
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Income
(1)
(1999)
Unit Price                $9.96          -           -          -           -          -          -           -         -          -
Number of Units         136,006          -           -          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------

Wells Fargo Variable
Trust - Large Company
Growth (1)

(1999)

Unit Price               $11.98          -           -          -           -          -          -           -         -          -
Number of Units         189,740          -           -          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------

Wells Fargo Variable
Trust - Asset
Allocation (2)

(1994)

Unit Price               $22.20      20.59       16.67      13.99       12.73      10.01          -           -         -          -
Number of Units      10,783,373  7,584,157   5,186,216  3,700,609   1,991,150    743,176          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------

Wells Fargo Variable
Trust -Growth (2)

(1994)

Unit Price               $27.75      23.37       18.40      15.90       13.18      10.34          -           -         -          -
Number of Units       4,625,477  4,314,842   3,907,919  2,096,545     823,247    204,067          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------

Wells Fargo Variable
Trust -Equity Value (2)

(1998)

Unit Price                $9.17       9.53           -          -           -          -          -           -         -          -
Number of Units       2,826,839  1,148,849           -          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Corporate

Bond(3)

(1999)
Unit Price                $9.94          -           -          -           -          -          -           -         -          -
Number of Units       3,758,299          -           -          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------




                                                                   Year Ended December 31,

------------------------------------------------------------------------------------------------------------------------------------
                        1999       1998       1997        1996       1995        1994       1993       1992       1991       1990
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Small Cap
Growth (4)

(1999)

Unit Price               $16.48          -           -          -           -          -          -           -         -          -
Number of Units         247,735          -           -          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust -Money Market (2)

(1994)

Unit Price               $12.04      11.68       11.31      10.92       10.58      10.18          -           -         -          -
Number of Units       3,500,017  2,250,003   1,304,834  1,157,342     521,291    144,050          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------

AST Janus Overseas
Growth

(1997)
Unit Price               $24.16      13.41       11.70          -           -          -          -           -         -          -
Number of Units      61,117,418 43,711,763  21,405,891          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------

AST American Century
International

Growth II (5)
(1994)

Unit Price               $17.10      13.14       11.69      11.70       10.39       9.49          -           -         -          -
Number of Units      28,704,923 34,328,425  37,784,426 32,628,595  17,935,251 11,166,758          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------

AST Janus Small-Cap
Growth (6)

(1994)

Unit Price               $42.08      17.64       17.28      16.54       13.97      10.69          -           -         -          -
Number of Units      32,134,969 15,003,001  14,662,728 12,282,211   6,076,373  2,575,105          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------

AST Lord Abbett Small
Cap Value

(1998)

Unit Price               $10.57       9.85           -          -           -          -          -           -         -          -
Number of Units       6,597,544  4,081,870           -          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------

AST T. Rowe Price
Small Company Value

(1997)

Unit Price               $11.11      11.20       12.70          -           -          -          -           -         -          -
Number of Units      21,340,168 24,700,211  14,612,510          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------

AST Neuberger Berman
Mid-Cap Growth (7)

(1994)

Unit Price               $28.58      19.15       16.10      13.99       12.20       9.94          -           -         -          -
Number of Units      13,460,525 13,389,289  11,293,799  9,563,858   3,658,836    301,267          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------

AST Neuberger Berman
Mid-Cap Value (8)

(1993)

Unit Price               $16.78      16.10       16.72      13.41       12.20       9.81      10.69           -         -          -
Number of Units      37,864,586 16,410,121  11,745,440  9,062,152   8,642,186  7,177,232  5,390,887           -         -          -
------------------------------------------------------------------------------------------------------------------------------------





                                                                       Year Ended December 31,

------------------------------------------------------------------------------------------------------------------------------------
                        1999       1998       1997        1996       1995        1994       1993       1992       1991       1990
------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth(9)
(1999)

Unit Price               $11.27          -           -          -           -          -          -           -         -          -
Number of Units         409,467          -           -          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------

AST Marsico Capital
Growth

(1997)

Unit Price               $21.06      14.00       10.03          -           -          -          -           -         -          -
Number of Units      78,684,943 40,757,449     714,309          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------

AST JanCap Growth

(1992)

Unit Price               $60.44      39.54       23.83      18.79       14.85      10.91      11.59       10.51         -          -
Number of Units      94,850,623 80,631,598  62,486,302 46,779,164  28,662,737 22,354,170 13,603,637   1,476,139         -          -
------------------------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers
Realty

(1998)

Unit Price                $8.35       8.28           -          -           -          -          -           -         -          -
Number of Units       6,224,365  3,771,461           -          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Income & Growth (10)

(1997)

Unit Price               $16.19      13.35       12.06          -           -          -          -           -         -          -
Number of Units      21,361,995 13,845,190   9,523,815          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------
AST INVESCO Equity
Income

(1994)

Unit Price               $21.31      19.34       17.31      14.23       12.33       9.61          -           -         -          -
Number of Units      46,660,160 40,994,187  33,420,274 23,592,226  13,883,712  6,633,333          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Total
Return Bond

(1994)

Unit Price               $13.09      13.43       12.44      11.48       11.26       9.61          -           -         -          -
Number of Units      73,530,507 64,224,618  44,098,036 29,921,643  19,061,840  4,577,708          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond

(1995)

Unit Price               $11.96      11.73       11.26      10.62       10.37          -          -           -         -          -
Number of Units      32,560,943 28,863,932  25,008,310 18,894,375  15,058,644          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------
The Alger American
Fund - AA Growth

(1988)

Unit Price               $83.17      63.07       43.20      34.84       31.18      23.18      23.18       19.19     17.32      12.51
Number of Units      20,747,944 17,168,792  15,854,570 15,666,357  12,092,291  5,614,760  2,997,458   1,482,037   559,779     82,302
------------------------------------------------------------------------------------------------------------------------------------




                                                                       Year Ended December 31,

-----------------------------------------------------------------------------------------------------------------------------------
                        1999       1998       1997        1996       1995        1994       1993       1992       1991       1990
-----------------------------------------------------------------------------------------------------------------------------------
The Montgomery Variable
Series - MV Emerging
Markets

(1996)

Unit Price               $10.06       6.19       10.05      10.25           -          -          -           -         -          -
Number of Units      12,060,036 10,534,383  10,371,104  2,360,940           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Technology(9)

(1999)

Unit Price               $16.52          -           -          -           -          -          -           -         -          -
Number of Units       4,622,242          -           -          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Health Sciences(9)
(1999)

Unit Price               $11.34          -           -          -           -          -          -           -         -          -
Number of Units         786,518          -           -          -           -          -          -           -         -          -
------------------------------------------------------------------------------------------------------------------------------------

1.   These Portfolios were first offered as Sub-accounts on September 20, 1999.

2. The condensed financial information of these Wells Fargo Variable Trust portfolios relate to prior periods when such portfolios were portfolios of Life & Annuity Trust. Pursuant to a shareholder vote, effective September
     20, 1999, these Life & Annuity Trust portfolios transferred their assets to a corresponding portfolio of Wells Fargo Variable Trust.

3. This portfolio was first offered as a Sub-account on September 20, 1999 when, pursuant to a shareholder vote, the U.S. Government Allocation portfolio of Life & Annuity Trust was merged with the Income portfolio of Norwest Select Fund. The LAT U.S. Government Allocation portfolio no longer exists.

4. This portfolio was first offered as a Sub-account on September 20, 1999 when, pursuant to a shareholder vote, the Strategic Growth portfolio of Life & Annuity Trust was merged with the Small Company Stock portfolio of
     Norwest Select Fund. The LAT Strategic Growth portfolio no longer exists.

5.   Effective May 1, 2000, American Century Investment Management,  Inc. became
     Sub-advisor  of the  Portfolio.  Prior to May 1, 2000,  Rowe  Price-Fleming
     International, Inc. served as Sub-advisor of the Portfolio, then named "AST
     T. Rowe Price International Equity Portfolio."

6. Effective December 31, 1998, Janus Capital Corporation became Sub-advisor of the Portfolio. Prior to December 31, 1998, Founders Asset Management,
     LLC  served as the  Sub-advisor  of the  Portfolio,  then  named  "Founders
     Capital Appreciation Portfolio."

7. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-advisor to the Portfolio. Prior to May 1, 1998, Berger Associates, Inc. served as
     Sub-advisor  to the  Portfolio,  then  named  the  "Berger  Capital  Growth
     Portfolio."

8. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-advisor to the Portfolio. Prior to May 1, 1998, Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility
     Income Portfolio."

9.   These Portfolios were first offered as Sub-accounts on October 18, 1999.

10.  Effective May 3, 1999, American Century Investment Management,  Inc. became
     Sub-advisor  of the  Portfolio.  Between  October 15, 1996 and May 3, 1999,
     Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Value Growth & Income."

                   American Skandia Life Assurance Corporation
                          Attention: Stagecoach Annuity

                              For Written Requests:

                                  P.O. Box 883
                           Shelton, Connecticut 06484

                            For Electronic Requests:


                       customerservice@americanskandia.com


                             For Requests by Phone:

                                 1-800-680-8920

--------------------------------------------------------------------------------
                  PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS WFVXT-PROS (05/2000).
--------------------------------------------------------------------------------


             -------------------------------------------------------
                                (print your name)



             -------------------------------------------------------
                                    (address)

             -------------------------------------------------------
                              (city/state/zip code)

ADDITIONAL   INFORMATION:   Inquiries   will  be   answered   by  calling   your
representative or by writing to:

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                       at

                                  P.O. Box 883
                           Shelton, Connecticut 06484

                                       or


                       customerservice@americanskandia.com


Issued by:                                                         Serviced at:

AMERICAN SKANDIA LIFE                                     AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                                     ASSURANCE CORPORATION
One Corporate Drive                                                P.O. Box 883
Shelton, Connecticut 06484                           Shelton, Connecticut 06484
Telephone: 1-800-752-6342                            Telephone:  1-800-752-6342


http://www.americanskandia.com                   http://www.americanskandia.com


                                 Distributed by:

                    AMERICAN SKANDIA MARKETING, INCORPORATED
                               One Corporate Drive
                           Shelton, Connecticut 06484
                             Telephone: 203-926-1888

                         http://www.americanskandia.com

                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                 One Corporate Drive, Shelton, Connecticut 06484


This Prospectus describes the Evergreen Skandia Harvester XTra Credit Variable Annuity, a flexible premium deferred annuity (the "Annuity") offered by American Skandia Life Assurance Corporation ("we", "our" or "us"). The Annuity may be offered as an individual annuity contract or as an interest in a group annuity. This Prospectus describes the important features of the Annuity and what you should consider before purchasing the Annuity. We have also filed a Statement of Additional Information that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described on page 45. The Annuity or certain of its investment options and/or features may not be available in all states. Various rights and benefits may differ between states to meet applicable laws and/or regulations. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section.


WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?

This Annuity is frequently used for retirement planning. It may be used as an investment vehicle for an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)). It may also be used for other purposes that are not "qualified" investments. The Annuity allows you to invest your money in a number of variable investment options as well as in one or more fixed investment options. You are not taxed on any investment gains the Annuity earns until you make a withdrawal from the Annuity or begin to receive annuity payments. This feature, referred to as "tax-deferral", can be beneficial to the growth of your Account Value because money that would otherwise be needed to pay taxes on investment gains each year remains invested and can earn additional money. However, because the Annuity is designed for long-term retirement savings, a 10% penalty tax may be applied on withdrawals you make before you reach age 59 1/2.

WHAT ARE SOME OF THE KEY FEATURES OF THE ANNUITY?
|X| The Annuity is a "flexible premium deferred annuity." It is called "flexible premium" because you have considerable flexibility in the timing and amount of premium payments. Generally, investors "defer" receiving annuity payments until after an accumulation period.

|X| This Annuity offers both variable and fixed investment options. If you allocate your Account Value to variable investment options, the value of your Annuity will vary daily to reflect the investment performance of the underlying investment options. Fixed investment options of different durations are offered that are guaranteed by us, but may have a Market Value Adjustment.


|X| The Annuity features two distinct phases - the accumulation period and the payout period. During the accumulation period your Account Value is allocated to one or more underlying investment options. The variable investment options, each a Class 1 Sub-account of American Skandia Life Assurance Corporation Variable Account B, invest in an underlying mutual fund portfolio. Currently, portfolios of the following underlying mutual funds are being offered: Evergreen Variable Annuity Trust, American Skandia Trust, INVESCO Variable Investment Funds, Inc. and Davis Variable Account Fund, Inc.

|X| During the payout period, commonly called "annuitization," you can elect to receive annuity payments (1) for life; (2) for life with a guaranteed minimum number of payments; (3) based on joint lives; (4) for a guaranteed number of payments; or other options we may make available.

|X| This Annuity offers two different types of Credits. We add a Credit to your Annuity with each purchase payment we receive. We also provide an additional 1% credit on Purchase Payments made within the first year and may provide certain additional benefits if your Account Value has not reached a Target Value on its 10th anniversary.

|X| This Annuity offers a basic Death Benefit. It also offers two Optional Death Benefits that provide an enhanced level of protection for your beneficiary(ies) for an additional charge.

|X| You are allowed to withdraw a certain amount of money from your Annuity on an annual basis free of any charges. Other product features allow you to access your Account Value as necessary, although a charge may apply.


|X| Transfers between investment options are tax-free. You may make twelve transfers each year free of charge. We also offer several programs that enable you to manage your Account Value as your financial needs and investment performance change.

--------------------------------------------------------------------------------
These annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, are NOT insured or guaranteed by First Union Bank, the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in this annuity involves certain investment risks, including possible loss of principal.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PLEASE READ THIS PROSPECTUS AND THE CURRENT PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS. KEEP THEM FOR FUTURE REFERENCE.

                  FOR FURTHER INFORMATION CALL 1-800-752-6342.
Prospectus Dated: May 1, 2000
Statement of Additional Information Dated: May 1, 2000
EVAXT - PROS-(05/2000)                                                 EVAXTPROS

HOW DO I PURCHASE THIS ANNUITY?

We sell the Annuity through licensed, registered financial professionals. You must complete an application and submit a minimum initial purchase payment of $1,000. We may allow you to make a lower initial purchase payment provided that the purchase payments received in the first Annuity Year total at least $1,000. If the Annuity is owned by an individual or individuals, the oldest of those persons must be age 80 or under. If the Annuity is owned by an entity, the annuitant must be age 80 or under.

===============================================================================
If you purchase this Annuity, we apply an additional amount (an XTra CreditSM) to your account value with each purchase payment you make, including your initial purchase payment and any additional purchase payments.

- This Annuity features the same Insurance Charge as many of American Skandia's other variable annuities. However, if you make a withdrawal that exceeds the free withdrawal amount or choose to surrender your Annuity, the contingent deferred sales charge (CDSC) on this Annuity is higher and is deducted for a longer period of time as compared to our other variable annuities. As with any annuity that features a CDSC, you should consider your need to access your account value during the CDSC period and whether the liquidity provision under the Annuity will satisfy that need.

- The XTra CreditSM amount is included in your account value. However, American Skandia may take back the original XTra CreditSM amount applied to your purchase payment if you die, or elect to withdraw all or a portion of your account value under the medically-related waiver provision, within 12 months of having received an XTra CreditSM amount. In either situation, the value of the XTra CreditSM amount could be substantially reduced. However, any investment gain on the XTra CreditSM amount will not be taken back. Additional conditions and restrictions apply.

American Skandia offers several different annuities which your financial professional may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the annuity. The different features and benefits include variations in death benefit protection, the ability to access your annuity's account value and the charges that you will be subject to if you choose to surrender the annuity. The fees and charges may also be different between each annuity.

If you are purchasing the Annuity as a replacement for existing variable annuity or variable life coverage, you should consider any surrender or penalty charges you may incur when replacing your existing coverage and that this Annuity may be subject to a contingent deferred sales charge if you elect to surrender the Annuity or take a partial withdrawal. You should consider your need to access the annuity's account value and whether the annuity's liquidity features will satisfy that need.

Trustees of qualified retirement plans considering using this Annuity as a funding vehicle for such plans should consult with counsel when evaluating the annuity's benefits and costs. In addition, if you are purchasing this Annuity as an Individual Retirement Annuity or Tax Sheltered Annuity, you should discuss with your financial professional how the benefits and costs of this annuity will fit within your overall financial plan.
================================================================================

                               Mailing Addresses:

                   New Business/Additional Purchase Payments:

                   American Skandia Life Assurance Corporation
                                  P.O. Box 7040
                            Bridgeport, CT 06601-7040

                               Exchange Paperwork:

                   American Skandia Life Assurance Corporation
                                  P.O. Box 7039
                            Bridgeport, CT 06601-7039

                            All other correspondence:

                   American Skandia Life Assurance Corporation
                                  P.O. Box 7038
                            Bridgeport, CT 06601-7038

                             Express/Overnight Mail:

                   American Skandia Life Assurance Corporation
                              Three Corporate Drive
                                Shelton, CT 06484

TABLE OF CONTENTS

GLOSSARY OF TERMS..................................................................................................................5


SUMMARY OF CONTRACT FEES AND CHARGES...............................................................................................6


EXPENSE EXAMPLES...................................................................................................................8


INVESTMENT OPTIONS.................................................................................................................9

   WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?..............................................................9
   WHAT ARE THE FIXED INVESTMENT OPTIONS?.........................................................................................12

FEES AND CHARGES..................................................................................................................13

   WHAT ARE THE CONTRACT FEES AND CHARGES?........................................................................................13
   WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?..................................................................14
   WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?...................................................................................14
   WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYOUT?..............................................................................14

PURCHASING YOUR ANNUITY...........................................................................................................14

   WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?..........................................................................14

MANAGING YOUR ANNUITY.............................................................................................................15

   MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?................................................................15
   MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?..................................................................................15
   MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?.......................................................................................15
   MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?...................................................................15
   MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?...............................................................15

MANAGING YOUR ACCOUNT VALUE.......................................................................................................15

   HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?...................................................................................16
   HOW DO I RECEIVE CREDITS?......................................................................................................16
   HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?...................................................................................17
   ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?.....................................................18
   DO YOU OFFER DOLLAR COST AVERAGING?............................................................................................18
   DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?...............................................................................19
   DO YOU OFFER A PROGRAM TO BALANCE FIXED AND VARIABLE INVESTMENTS?..............................................................19
   MAY I AUTHORIZE MY FINANCIAL REPRESENTATIVE TO MANAGE MY ACCOUNT?..............................................................19
   HOW DO THE FIXED INVESTMENT OPTIONS WORK?......................................................................................20
   HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?..............................................................................20
   HOW DOES THE MARKET VALUE ADJUSTMENT WORK?.....................................................................................20
   WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?.................................................................................21
   ADDITIONAL AMOUNTS IN THE FIXED ALLOCATIONS....................................................................................21

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE..........................................................................................22


ACCESS TO ACCOUNT VALUE...........................................................................................................23

   WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?...............................................................................23
   ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?..................................................................................23
   CAN I WITHDRAW A PORTION OF MY ANNUITY?........................................................................................24
   IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?....................................................................................24
   CAN I MAKE WITHDRAWALS FROM MY ANNUITY WITHOUT A CDSC?.........................................................................24
   HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?..................................................................................24
   CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?...............................................25
   DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(T) OF THE INTERNAL REVENUE CODE?.......................................25
   WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?.............................................................25
   CAN I SURRENDER MY ANNUITY FOR ITS VALUE?......................................................................................25
   WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?....................................................................26
   WHAT TYPES OF ANNUITY PAYMENT OPTIONS ARE AVAILABLE UPON ANNUITIZATION?........................................................26
   HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?...........................................................................27
   HOW ARE ANNUITY PAYMENTS CALCULATED?...........................................................................................27

DEATH BENEFIT.....................................................................................................................27

   WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?..................................................................................27
   DEATH BENEFIT OPTIONS..........................................................................................................27

VALUING YOUR INVESTMENT...........................................................................................................30

   HOW IS MY ACCOUNT VALUE DETERMINED?............................................................................................30
   WHAT IS THE SURRENDER VALUE OF MY ANNUITY?.....................................................................................30
   HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?....................................................................................30
   HOW DO YOU VALUE FIXED ALLOCATIONS?............................................................................................30
   WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?....................................................................................31

TAX CONSIDERATIONS................................................................................................................31

   WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?...............................................................31
   HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?......................................................................31
   IN GENERAL, HOW ARE ANNUITIES TAXED?...........................................................................................31
   HOW ARE DISTRIBUTIONS TAXED?...................................................................................................32
   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?...................................33
   HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?..........................................................................34
   GENERAL TAX CONSIDERATIONS.....................................................................................................35

GENERAL INFORMATION...............................................................................................................36

   HOW WILL I RECEIVE STATEMENTS AND REPORTS?.....................................................................................36
   WHO IS AMERICAN SKANDIA?.......................................................................................................36
   WHAT ARE SEPARATE ACCOUNTS?....................................................................................................37
   WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?...........................................................................38
   WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?.........................................................................38
   AVAILABLE INFORMATION..........................................................................................................39
   INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE................................................................................40
   HOW TO CONTACT US..............................................................................................................40
   INDEMNIFICATION................................................................................................................40
   LEGAL PROCEEDINGS..............................................................................................................40
   EXECUTIVE OFFICERS AND DIRECTORS...............................................................................................41
   CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............................................................................45

APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA..........................................................................1


APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B..............................................................1

                                GLOSSARY OF TERMS

Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.


Account Value: The value of each allocation to a Sub-account or a Fixed Allocation prior to the Annuity Date, plus any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC") and/or any Annual Maintenance Fee. The Account Value includes any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine Account Value for your entire Annuity. The Account Value of each Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.


Annuity Date: The date you choose for annuity payments to commence. There may be a maximum Annuity Date in certain states.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed Allocation: An allocation of Account Value that is to be credited a fixed rate of interest for a specified Guarantee Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim Value: As of any particular date, the initial value allocated to the Fixed Allocation plus all interest credited to the Fixed Allocation as of the date calculated, less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value adjustment used in the determination of Account Value of each Fixed Allocation on a day other than such Fixed Allocation's Maturity Date.

Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity. With an Annuity issued as a certificate under a group annuity contract, the "Owner" refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender Value: The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC and Annual Maintenance Fee and any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity.

Unit: A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and expenses we charge for the Annuity. Some charges are assessed against your Annuity while others are assessed against assets allocated to the variable investment options. The charges that are assessed against the Annuity include the Contingent Deferred Sales Charge, Annual Maintenance Fee, Transfer Fee and the Tax Charge. The charge that is assessed against the variable investment options is the Insurance Charge, which is the combination of a mortality and expense risk charge and a charge for administration of the Annuity. Each underlying mutual fund portfolio assesses a charge for investment management and for other expenses. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying funds. In certain states, a premium tax charge may be applicable. All of these fees and expenses are described in more detail within this Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                 Your Transaction Expenses

------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ------------------------------------------------------------- --------------------------------------
                                                        Amount Deducted/

         Fee/Expense                                 Description Of Charge                                    When Deducted

------------------------------- ----------------------------------------------------------------- ----------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ ----------------------------------
Contingent Deferred Sales       Yr. 1   Yr. 2  Yr. 3  Yr. 4   Yr. 5  Yr. 6  Yr. 7   Yr. 8  Yr.              Upon Surrender or
Charge                                                                                      9+             Partial Withdrawal
The charge is a percentage of                                                                    Applicable period measured from the
each applicable purchase                                                                          date  each purchase payment is
payment                                                                                           allocated
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ ----------------------------------
                                 8.5%   8.5%   8.5%    8.5%   7.5%   5.5%    3.5%   1.5%   0.0%
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ ----------------------------------
------------------------------- ----------------------------------------------------------------- ----------------------------------
Annual Maintenance Fee                       Smaller of $30 or 2% of Account Value                     Annually on the contract's
                                                                                                  anniversary date or upon surrender
--------------------------- ----------------------------------------------------------------- --------------------------------------
Transfer Fee                                                 $10.00                             After the 12th transfer each annuity
                                                                                                                  year

------------------------------- ----------------------------------------------------------------- ----------------------------------
------------------------------- ----------------------------------------------------------------- ----------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

------------------------------------------------------------------------------------------------------------------------------------
                                                  Annual Expenses of the Sub-Accounts
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- ----------------------------------
Mortality & Expense Risk
Charge                                                       1.25%
                                                                                                                  Daily

Administration Charge                                        0.15%

Total  Annual  Expenses of the          1.40% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
------------------------------- ----------------------------------------------------------------- ----------------------------------
* The  combination of the Mortality and Expense Risk Charges and  Administration
Charge is referred to as the "Insurance Charge" elsewhere in this prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                Optional Benefits

We offer two different Optional Death Benefits that provide an enhanced level of protection for your beneficiary(ies). Please refer to the section entitled
"Death Benefit" for a complete discussion of the Optional Death Benefits we offer.

------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- ----------------------------------------

            Death Benefit Option                 Death Benefit equal to the greater of:            Additional Charge (annually)
---------------------------------------------- -------------------------------------------- ----------------------------------------
---------------------------------------------- -------------------------------------------- ----------------------------------------
                                               1.  Account Value (no MVA)
                                               2.  Sum of Purchase Payments minus
                  OPTION 1                         the proportional impact of                  0.30% of the current Death Benefit
                                                   withdrawals increasing at 5.0%
                                                   annually

                                               3.  Highest Anniversary Value

---------------------------------------------- -------------------------------------------- ----------------------------------------
---------------------------------------------- -------------------------------------------- ----------------------------------------
                                               1.  Account Value (no MVA)
                                               2.  Sum of Purchase Payments minus
                  OPTION 2                         the proportional impact of                  0.50% of the current Death Benefit
                                                   withdrawals increasing at 7.2%
                                                   annually

                                               3.  Highest Anniversary Value

---------------------------------------------- -------------------------------------------- ----------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Below are the investment management fee, other expenses, and the total annual expenses for each underlying Portfolio as of December 31, 1999. The total annual expenses are the sum of the investment management fee, other expenses and any 12b-1 fees. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets. For certain of the underlying Portfolios, a portion of the management fee is being waived and/or other expenses are being partially reimbursed. "N/A" indicates that no portion of the management fee and/or other expenses is being waived and/or reimbursed. Any footnotes about expenses appear after the list of all the portfolios. Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust. The underlying mutual fund portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Estimated
                                                   Management        Other      Distribution  Total Annual   Fee          Net
             UNDERLYING PORTFOLIO                     Fees         Expenses     and            Portfolio      Waivers     Annual
                                                                                Service        Operating        and       Fund
                                                                                (12b-1)         Expenses      Expense     Operating
                                                                                 Fees (1)                   Reimburse-     Expenses
                                                                                                             ment (2)
------------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust:

  Omega                                                0.60%         0.36%            N/A          0.96%         0.00%        0.96%
  Equity Index(3)                                      0.40%         0.42%            N/A          0.82%         0.51%        0.31%
  Foundation                                           0.83%         0.12%            N/A          0.95%         0.00%        0.95%
  Global Leaders                                       0.95%         0.25%            N/A          1.20%         0.19%        1.01%
  Small Cap Value                                      0.95%         0.42%            N/A          1.37%         0.36%        1.01%
  Special Equity(3)                                    1.36%         2.35%            N/A          3.71%         2.68%        1.03%
  Strategic Income                                     0.61%         0.23%            N/A          0.84%         0.00%        0.84%
  Capital Growth                                       0.80%         0.38%            N/A          1.18%         0.00%        1.18%
  Blue Chip                                            0.61%         0.65%            N/A          1.26%         0.26%        1.00%

American Skandia Trust:

  AST AIM International Equity                        0.87%          0.31%          0.04%         1.22%          N/A         1.22%
  AST JanCap Growth                                   0.90%          0.14%          0.01%         1.05%         0.04%        1.01%
  AST Federated High Yield                            0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST MFS Growth with Income(4)                       0.90%          0.33%          0.00%         1.23%          N/A         1.23%
  AST MFS Growth(4)                                   0.90%          0.45%          0.00%         1.35%          N/A         1.35%
  AST Money Market                                    0.50%          0.15%          0.00%         0.65%         0.05%        0.60%

INVESCO Variable Investment Funds, Inc.:

  Dynamics                                             0.75%         1.53%           None          2.28%         0.99%        1.29%
  Technology                                           0.75%         0.78%           None          1.53%         0.21%        1.32%

Davis Variable Account Fund, Inc:

  Davis Value(5)                                       0.75%          1.54%          0.00%         2.29%         1.29%        1.00%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ ----------

1 American Skandia Trust (the "Trust") adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's Investment Manager to receive brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these commissions to promote the sale of shares of such Portfolios. The staff of the Securities and Exchange Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios. The Portfolios would pay the same or comparable commission amounts irrespective of the Distribution Plan; accordingly, total returns for the Portfolios are not expected to be adversely affected. The Distribution Fee estimates are derived from data regarding each Portfolio's brokerage transactions, and the proportions of such transactions directed to selling dealers, for the period ended December 31, 1999. However, it is not possible to determine with accuracy actual amounts that will be received under the Distribution Plan. Such amounts will vary based upon the level of a Portfolio's brokerage activity, the proportion of such activity directed under the Distribution Plan, and other factors.
2 The Investment Manager of American Skandia Trust has agreed to reimburse and/or waive fees for certain Portfolios until at least October 17, 2000. The caption "Total Annual Fund Operating Expenses" reflects the Portfolios' fees and expenses before such waivers and reimbursements, while the caption "Net Annual Fund Operating Expenses" reflects the effect of such waivers and reimbursements.
3 These portfolios commenced operations on September 30, 1999. Expenses have been estimated based upon current fund contracts.
4 These portfolios commenced operations on October 18, 1999. "Other Expenses" are based on estimated amounts for the fiscal year ended December 31, 2000.
5 This portfolio commenced operations on May 1, 2000. Expenses have been estimated based upon current fund contracts.

EXPENSE EXAMPLES

These examples are designed to assist you in understanding the various costs and expenses you will incur with the Annuity over certain periods of time based on specific assumptions. The examples reflect expenses of our Sub-accounts, as well as those of the underlying mutual fund portfolios. The Securities and Exchange Commission ("SEC") requires these examples.

The examples shown assume that: (a) you only allocate Account Value in the Sub-accounts; (b) fees and expenses remain constant; (c) you make no withdrawals of Account Value during the period shown; (d) you make no transfers, withdrawals, surrender or other transaction that we charge a fee during the period shown; (e) no tax charge applies; (f) the expenses throughout the period for the underlying mutual fund portfolios will be the "Net Annual Fund Operating Expenses," as shown above in the section entitled "Underlying Mutual Fund Portfolio Annual Expenses"; and (g) the Credit applicable to your Annuity is 3% of Purchase Payments. The Credit may be less when total Purchase Payments are less then $10,000 and may be more when total Purchase Payments are at least $1,000,000 (see "How do I receive Credits?"). The examples do not reflect the charge for any optional benefits that may be offered under the Annuity. The examples also do not reflect the impact of any Target Value Credits that may be applied to Purchase Payments within the first Annuity Year.

THE  EXAMPLES  ARE  ILLUSTRATIVE   ONLY  -  THEY  SHOULD  NOT  BE  CONSIDERED  A
REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                  (amounts shown are rounded to the nearest dollar)
------------------------------------------------------------------------------------------------------------------------------------

                                       ---------------------------------------------- ---- -----------------------------------------
                                       If you surrender  your Annuity at the end  If you do not surrender your Annuity at the end
                                       of the applicable time period, you would   of the applicable time period or begin taking
                                       pay the following expenses on a $1,000     annuity payments at such time, you would pay the
                                       investment, assuming 5% annual return on   following expenses on a $1,000 investment,
                                       assets:                                    assuming 5% annual return on assets:

                                       ------------------------------------------- ------- -----------------------------------------

                                           After:                                         After:
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- --------- ---------- --------- ---------- ------- ---------- --------- ---------- -----
Sub-Account:                                 1 Year    3 Years    5 Years   10 Years        1 Year     3 Years   5 Years    10 Years
-------------------------------------------- --------- ---------- --------- ---------- -- ---------- --------- ---------- ----------
EVA Omega                                      110        163       209        284            25         78        134        284
EVA Equity Index                               104        143       175        216            19         58        100        216
EVA Foundation                                 110        163       208        283            25         78        133        283
EVA Global Leaders                             111        165       212        290            26         80        137        290
EVA Small Cap Value                            111        165       212        290            26         80        137        290
EVA Special Equity                             111        165       212        291            26         80        137        291
EVA Strategic Income                           109        159       202        271            24         74        127        271
EVA Capital Growth                             113        171       220        307            28         86        145        307
EVA Blue Chip                                  111        165       211        289            26         80        136        289

AST AIM International Equity                   114        172       222        311            29         87        147        311
AST JanCap Growth                              111        165       212        290            26         80        137        290
AST Federated High Yield                       110        163       208        282            25         78        133        282
AST MFS Growth with Income                     114        172       223        312            29         87        148        312
AST MFS Growth                                 115        176       229        325            30         91        154        325
AST Money Market                               107        152       190        247            22         67        115        247

INVESCO VIF Dynamics                           114        174       226        319            29         89        151        319
INVESCO VIF Technology                         114        175       228        321            29         90        153        321

Davis Value                                    111        165       211        289            26         80        136        289
-------------------------------------------- --------- ---------- --------- ---------- - ---------- ---------- --------- -----------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?


Each variable investment option is a Class 1 Sub-account of American Skandia Life Assurance Corporation Variable Account B (see "What are Separate Accounts" for more detailed information.) Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The following chart classifies each of the Portfolios based on our assessment of their investment style (as of the date of this Prospectus). The chart also provides a short description of each Portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any underlying mutual fund portfolio will meet its investment objective.


The name of the advisor/sub-advisor for each Portfolio appears next to the description. Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust. The investment manager for AST is American Skandia Investment Services, Inc. ("ASISI"), an affiliated company. However, a sub-advisor, as noted below, is engaged to conduct day-to-day investment decisions.

Some of the Portfolios available as Sub-accounts under the Annuity are managed by the same portfolio advisor or sub-advisor as a retail mutual fund that the Portfolio may have been modeled after at the Portfolio's inception. Certain retail mutual funds may also have been modeled after a Portfolio. While the investment objective and policies of the funds may be substantially similar, the actual investments made by the funds will differ to varying degrees. Differences in the performance of the funds can be expected, and in some cases could be substantial. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds.

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                             PORTFOLIO
            STYLE/                         INVESTMENT OBJECTIVES/POLICIES                     ADVISOR/
             TYPE                                                                           SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
 CAPITAL                         AST Money  Market:  seeks to  maximize  current     J.P.  Morgan Investment Management Inc.
 PRESERVATION                    income and maintain  high levels of  liquidity.
                                 The  Portfolio   attempts  to  accomplish   its
                                 objective  by  maintaining  a   dollar-weighted
                                 average  maturity  of not more than 90 days and
                                 by investing in securities which have effective
                                 maturities of not more than 397 days.
------------------------------  ----------------------------------------------------------------------------------------------------
HIGH YIELD BOND                  AST  Federated  High Yield:  seeks high current     Federated Investment  Counseling
                                 income by investing  primarily in a diversified
                                 portfolio  of  fixed  income  securities.   The
                                 Portfolio  will  invest  at  least  65%  of its
                                 assets in  lower-rated  corporate  fixed income
                                 securities  ("junk bonds").  These fixed income
                                 securities   may  include   preferred   stocks,
                                 convertible  securities,   bonds,   debentures,
                                 notes,   equipment   lease   certificates   and
                                 equipment  trust  certificates.   A  fund  that
                                 invests  primarily in lower-rated  fixed income
                                 securities  will be subject to greater risk and
                                 share price  fluctuation  than a typical  fixed
                                 income fund, and may be subject to an amount of
                                 risk that is comparable to or greater than many
                                 equity funds.

------------------------------  ----------------------------------------------------------------------------------------------------

INTERNATIONAL BOND               Evergreen  VA  Strategic  Income:   seeks  high     Evergreen  Investment Management Company
                                 current    income   from   interest   on   debt
                                 securities.    Secondarily,    the    Portfolio
                                 considers  potential  for  growth of capital in
                                 selecting securities.  The Portfolio intends to
                                 allocate   its   assets   principally   between
                                 domestic  high-yield,  high-risk bonds and debt
                                 securities  (which may be  denominated  in U.S.
                                 dollars or in non-U.S.  currencies)  of foreign
                                 governments   and  foreign   corporations.   In
                                 addition,  the  Portfolio  will,  from  time to
                                 time,  allocate a portion of its assets to U.S.
                                 government  securities,  including  zero-coupon
                                 U.S.   Treasury   securities,   mortgage-backed
                                 securities and money market  instruments.  This
                                 allocation  will be made  on the  basis  of the
                                 investment   advisor's   assessment  of  global
                                 opportunities   for   high   income   and  high
                                 investment  return.  From  time  to  time,  the
                                 Portfolio may invest 100% of its assets in U.S.
                                 or foreign securities.
------------------------------  ----------------------------------------------------------------------------------------------------
 BALANCED                        Evergreen  VA  Foundation:  seeks,  in order of     Evergreen Asset  Management  Corp.
                                 priority,  reasonable  income,  conservation of
                                 capital and capital appreciation. The Portfolio
                                 invests  principally in a combination of common
                                 stocks,    securities   convertible   into   or
                                 exchangeable for common stocks and fixed income
                                 securities. Common stocks are selected based on
                                 a   combination   of  financial   strength  and
                                 estimated   growth   potential.   Fixed  income
                                 securities are selected based on the investment
                                 adviser's   projections   of  interest   rates,
                                 varying  amounts  and  maturities  in  order to
                                 achieve capital  protection and, when possible,
                                 capital     appreciation.      Under     normal
                                 circumstances,  the Portfolio  anticipates that
                                 at least 25% of its net assets will  consist of
                                 fixed income securities.
------------------------------  ----------------------------------------------------------------------------------------------------
GROWTH & INCOME                  AST MFS Growth with  Income:  seeks  reasonable     Massachusetts Financial Services Company
                                 current income and long-term capital growth and
                                 income.  Under normal  market  conditions,  the
                                 Portfolio  invests  at least  65% of its  total
                                 assets in common stocks and related securities,
                                 such   as   preferred    stocks,    convertible
                                 securities and depositary receipts.  The stocks
                                 in which the Portfolio  invests  generally will
                                 pay  dividends.  While the Portfolio may invest
                                 in  companies  of  any  size,   the   Portfolio
                                 generally  focuses  on  companies  with  larger
                                 market  capitalizations  that  the  Sub-advisor
                                 believes have sustainable  growth prospects and
                                 attractive  valuations  based  on  current  and
                                 expected  earnings or cash flow.  The Portfolio
                                 may  invest  up to  20% of its  net  assets  in
                                 foreign securities.
------------------------------  ----------------------------------------------------------------------------------------------------
S&P 500 INDEX                    Evergreen  VA Equity  Index:  seeks  investment     Evergreen   Investment Management Company
                                 results   that   achieve    price   and   yield
                                 performance similar to the Standards and Poor's
                                 500  Composite  Price Index ("S&P 500  Index").
                                 The Portfolio invests  substantially all of its
                                 total   assets   in  equity   securities   that
                                 represent a composite of the S&P 500 Index. The
                                 correlation  between  the  performance  of  the
                                 Portfolio  and the S&P 500 Index is expected to
                                 be, before  expenses,  0.98 or higher.  The S&P
                                 500 is an unmanaged  index of 500 common stocks
                                 chosen to reflect  the  industries  of the U.S.
                                 economy and is often considered a proxy for the
                                 stock market in general.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                             PORTFOLIO
            STYLE/                         INVESTMENT OBJECTIVES/POLICIES                     ADVISOR/
             TYPE                                                                           SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST JanCap Growth: seeks growth of capital in a     Janus  Capital Corporation
                                 manner  consistent  with  the  preservation  of
                                 capital.   Realization   of  income  is  not  a
                                 significant  investment  consideration  and any
                                 income realized on the Portfolio's investments,
                                 therefore,    will   be   incidental   to   the
                                 Portfolio's   objective.   The  Portfolio  will
                                 pursue its objective by investing  primarily in
                                 common stocks of companies that the Sub-advisor
                                 believes are experiencing  favorable demand for
                                 their products and services,  and which operate
                                 in  a  favorable   competitive  and  regulatory
                                 environment.  The Sub-advisor generally takes a
                                 "bottom up"  approach  to choosing  investments
                                 for  the   Portfolio.   In  other  words,   the
                                 Sub-advisor   seeks  to   identify   individual
                                 companies with earnings  growth  potential that
                                 may not be recognized by the market at large.
                                ----------------------------------------------------------------------------------------------------
LARGE CAP EQUITY                 AST MFS Growth:  seeks long-term capital growth     Massachusetts  Financial  Services Company
                                 and  future   income.   Under   normal   market
                                 conditions,  the Portfolio invests at least 80%
                                 of  its  total  assets  in  common  stocks  and
                                 related  securities,  such as preferred stocks,
                                 convertible securities and depositary receipts,
                                 of  companies  that  the  Sub-advisor  believes
                                 offer   better  than  average   prospects   for
                                 long-term  growth.  The  Sub-advisor  seeks  to
                                 purchase   securities  of  companies   that  it
                                 considers  well-run and poised for growth.  The
                                 Portfolio  may  invest  up to 35%  of  its  net
                                 assets in foreign securities.
                                ----------------------------------------------------------------------------------------------------
                                 Davis  Value:  seeks  growth  of  capital.  The     Davis Selected  Advisers,  L.P.
                                 Portfolio invests primarily in common stocks of
                                 U.S.  companies with market  capitalizations of
                                 at least $5 billion which the Advisor  believes
                                 are  of  high  quality  and  whose  shares  are
                                 selling  at  attractive   prices.  The  Advisor
                                 selects  stocks with the  intention  of holding
                                 them for the long term.
                                ----------------------------------------------------------------------------------------------------
                                 Evergreen VA Blue Chip:  seeks  capital  growth     Evergreen  Investment Management Company
                                 with the  potential  for income.  The Portfolio
                                 invests   primarily   in   common   stocks   of
                                 well-established,  large U.S.  companies with a
                                 long   history   of   performance,    typically
                                 recognizable  names  representing a broad range
                                 of   industries.   To  provide   balance,   the
                                 Portfolio also invests in quality  medium-sized
                                 companies.  The Portfolio's  stock selection is
                                 based  on  a   diversified   style  of   equity
                                 investment  management that allows it to invest
                                 in  both  value  and   growth-oriented   equity
                                 securities.
                                ----------------------------------------------------------------------------------------------------
                                 Evergreen VA Capital  Growth:  seeks to provide     Mentor   Investment   Advisors   LLC
                                 long-term    appreciation   of   capital.   The
                                 Portfolio  invests  primarily in common stocks.
                                 The  Portfolio  may also  invest  in  preferred
                                 stocks,  investment grade bonds (i.e., rated at
                                 the time of  purchase  at least Baa by  Moody's
                                 Investors  Service,  Inc. or BBB- by Standard &
                                 Poor's  Ratings   Services  or  deemed  by  the
                                 portfolio manager to be of comparable quality),
                                 convertible   preferred   stocks,   convertible
                                 debentures,  and  any  other  class  or type of
                                 security which the investment  adviser believes
                                 offers the potential for capital  appreciation.
                                 In  selecting   investments,   the   investment
                                 adviser  attempts  to  identify  securities  it
                                 believes will provide capital appreciation over
                                 the intermediate or long term due to changes in
                                 the financial condition of issuers,  changes in
                                 financial   conditions   generally,   or  other
                                 factors.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 Evergreen  VA  Omega:   seeks  maximum  capital     Evergreen  Investment  Management Company
                                 growth.  The  Portfolio  invests  primarily  in
                                 common stocks and securities  convertible  into
                                 common  stocks.   The  Portfolio  utilizes  the
                                 fully-managed  investment  concept  whereby the
                                 Portfolio's  manager will  continuously  review
                                 the  Portfolio's  holdings  in light of  market
                                 conditions,  business developments and economic
                                 trends.   During  this  review   process,   the
                                 Portfolio's   manager  seeks  to  identify  and
                                 invest in  industries  that are growing  faster
                                 than the  economy.  The  Portfolio  invests  in
                                 companies of all sizes.  The continuous  review
                                 may lead to high portfolio  turnover,  but that
                                 will  not  limit  investment   decisions.   The
                                 Portfolio  may  also  invest  up to  25% of its
                                 assets in foreign securities.
MID-CAP EQUITY                 -----------------------------------------------------------------------------------------------------
                                 INVESCO  Variable  Investment Funds - Dynamics:     INVESCO Funds Group,  Inc.
                                 seeks  securities  that will  increase in value
                                 over the long term. The Portfolio  invests in a
                                 variety of  securities  which are  believed  to
                                 present  opportunities  for  capital  growth  -
                                 primarily  common stocks of companies traded on
                                 U.S.   securities   exchanges,   as   well   as
                                 over-the-counter. The Portfolio also may invest
                                 in preferred  stocks and debt  instruments that
                                 are convertible into common stocks,  as well as
                                 in securities of foreign companies. In general,
                                 the   Portfolio   invests  in   securities   of
                                 companies  in   industries   that  are  growing
                                 globally and usually avoids stocks of companies
                                 in cyclical,  mature or slow-growing industries
                                 or economic  sectors.  The  Portfolio  seeks to
                                 invest  in  stocks  of  leading   companies  in
                                 attractive  markets or industries,  or emerging
                                 leaders that have  developed a new  competitive
                                 advantage.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                             PORTFOLIO
            STYLE/                         INVESTMENT OBJECTIVES/POLICIES                     ADVISOR/
             TYPE                                                                           SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------

                                 Evergreen  VA  Special  Equity:  seeks  capital     Meridian Investment Company
                                 growth.  The  Portfolio  strives  to  provide a
                                 return  greater than broad stock market indices
                                 such as the  Russell  2000  Index by  investing
                                 principally  in  a  diversified   portfolio  of
                                 common  stocks  of  domestic   companies.   The
                                 Portfolio's   Investment  Adviser   principally
                                 chooses   companies   which  it  expects   will
                                 experience  growth in earnings  and price,  and
                                 which have small market  capitalizations (under
                                 $1 billion) and medium  market  capitalizations
                                 (between  $1  billion  and  $5  billion).   The
                                 Portfolio  may also  invest in  companies  that
                                 have  large  market  capitalizations  (over  $5
                                 billion).
                                ----------------------------------------------------------------------------------------------------
SMALL CAP EQUITY                 Evergreen  VA Small Cap  Value:  seeks  current     Evergreen Asset Management Corp.
                                 income and capital growth.  The Portfolio seeks
                                 to achieve its goal by  investing  primarily in
                                 common stocks and convertible  preferred stocks
                                 of small  companies  (less  than $1  billion in
                                 market capitalization).  The Portfolio seeks to
                                 limit  the  investment  risk of  small  company
                                 investing   by  seeking   stocks  that  produce
                                 regular income and trade below what the manager
                                 considers their intrinsic value.
------------------------------  ----------------------------------------------------------------------------------------------------
GLOBAL EQUITY                    Evergreen VA Global  Leaders:  seeks to provide     Evergreen  Asset   Management   Corp.
                                 investors with long-term  capital  growth.  The
                                 Portfolio  normally invests as least 65% of its
                                 assets in a  diversified  portfolio of U.S. and
                                 non-U.S. equity securities of companies located
                                 in the world's major industrialized  countries.
                                 The Portfolio will invest in no less than three
                                 countries,  which may include the U.S., but may
                                 invest  more  than 25% of its  total  assets in
                                 one country.  The Portfolio invests only in the
                                 best 100  companies,  which are selected by the
                                 investment  advisor  based on  qualitative  and
                                 quantitative  criteria  such as high  return on
                                 equity,    consistent   earnings   growth   and
                                 established market presence.
  ------------------------------  --------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY             AST AIM  International  Equity:  seeks  capital     A  I  M  Capital   Management,   Inc.
                                 growth.   The  Portfolio   seeks  to  meet  its
                                 objective by investing,  normally, at least 70%
                                 of its assets in marketable  equity  securities
                                 of  foreign  companies  that  are  listed  on a
                                 recognized  foreign   securities   exchange  or
                                 traded  in a foreign  over-the-counter  market.
                                 The  Portfolio   will  normally   invest  in  a
                                 diversified  portfolio that includes  companies
                                 from at least four countries outside the United
                                 States, emphasizing countries of Western Europe
                                 and the Pacific Basin.
------------------------------------------------------------------------------------------------------------------------------------
Sector  funds  generally  diversify  their  investments  across  the  particular
economic  sectors.   However,   because  those  investments  are  limited  to  a
comparatively  narrow segment of the economy, the sector funds are generally not as diversified as most mutual funds.  Sector funds tend to be more volatile than other types of funds.  The value of fund shares may go up and down more  rapidly than other funds. Each sector of the economy may also have different  regulatory or other risk factors that can cause  greater  fluctuations  in the share price.
Please read the prospectus for the  underlying  sector fund for further  details about the risks of the particular sector of the economy.

------------------------------  ----------------------------------------------------------------------------------------------------
SECTOR                            INVESCO Variable Investment Funds - Technology:     INVESCO Funds Group, Inc.
                                 seeks  capital   appreciation.   The  Portfolio
                                 normally  invests  at  least  80% of its  total
                                 assets in the equity  securities  of  companies
                                 engaged in technology-related industries. These
                                 include,    but    are    not    limited    to,
                                 communications,  computers, video, electronics,
                                 oceanography,  office and  factory  automation,
                                 and robotics. A core portion of the Portfolio's
                                 holdings   are   invested   in   market-leading
                                 technology   companies   which  the  Investment
                                 Advisor believes will maintain or improve their
                                 market share regardless of overall conditions.

------------------------------  ----------------------------------------------------------------------------------------------------

WHAT ARE THE FIXED INVESTMENT OPTIONS?

We offer fixed investment options of different durations during the accumulation phase. These "Fixed Allocations" earn a guaranteed fixed rate of interest for a specified period of time, called the "Guarantee Period." In most states, we offer Fixed Allocations with Guarantee Periods of 1, 2, 3, 5, 7 and 10 years. We guarantee the fixed rate for the entire Guarantee Period. However, if you withdraw or transfer Account Value before the end of the Guarantee Period, we will adjust the value of your withdrawal or transfer based on a formula, called a "Market Value Adjustment." The Market Value Adjustment can either be positive or negative, depending on the rates that are currently being credited on Fixed Allocations. Please refer to the section entitled "How does the Market Value Adjustment Work?" for a description of the formula along with examples of how it is calculated. You may allocate Account Value to more than one Fixed Allocation at a time.

Fixed Allocations are currently not available in the state of Maryland, Nevada, Oregon, Utah and Washington.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

(The Contingent Deferred Sales Charge is often referred to as a "Surrender Charge" or "CDSC".)

Contingent  Deferred  Sales Charge:  We may assess a Contingent  Deferred  Sales
Charge or CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn during the applicable Annuity Year. The amount of the CDSC decreases over time, measured from the date the Purchase Payment is applied. The CDSC percentages are shown below.

       ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

       YEARS               1      2     3     4     5     6     7     8     9+
       ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----
       ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

       CHARGE (%)         8.5    8.5   8.5   8.5   7.5   5.5   3.5   1.5   0.0
       ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

Each Purchase Payment has its own CDSC period. When you make a withdrawal, we assume that the oldest Purchase Payment is being withdrawn first so that the lowest CDSC is deducted from the amount withdrawn. After eight (8) complete years from the date you make a Purchase Payment, no CDSC will be assessed if you withdraw or surrender that Purchase Payment.

Under certain circumstances you can withdraw a limited amount of Account Value without paying a CDSC. This is referred to as a "Free Withdrawal." We may waive the CDSC under certain medically-related circumstances or when taking a Minimum Distribution under an Annuity issued in connection with a qualified contract. Free Withdrawals, Medically-Related Waivers and Minimum Distributions are each explained more fully in the section entitled "Access to Your Account Value".

Reductions to the Contingent Deferred Sales Charge

We may reduce the amount of the CDSC or the length of time it applies if we determine that our sales expenses for a particular individual or group are lower than expected. Some of the factors we might consider in making such a decision are: (a) the size and type of group; (b) the amounts of Purchase Payments; (c) present Owners making additional Purchase Payments; and/or (d) other transactions where sales expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we reduce the length or amount of the CDSC.

Annual Maintenance Fee: During the accumulation period we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $30.00 or 2% of your Account Value invested in the variable investment options, whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. We may increase the Annual Maintenance Fee. However, any increase will only apply to Annuities issued after the date of the increase.

We may reduce or eliminate the amount of the Annual Maintenance Fee when Annuities are sold to individuals or a group of individuals in a manner that reduces our maintenance expenses. We would consider such factors as: (a) the size and type of group; (b) the number of Annuities purchased by an Owner; (c) the amount of Purchase Payments; and/or (d) other transactions where maintenance expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we eliminate or reduce the Annual Maintenance Fee.

Optional Death Benefits: If you elect to purchase one of the Optional Death Benefits, we will deduct a charge from your Account Value on the anniversary of your Annuity's Issue Date or, under certain circumstances on a date other than the anniversary date. Please refer to the section entitled "Death Benefit" for a description of the charge for each Optional Death Benefit.


Transfer Fee: You may make twelve (12) free transfers between investment options each Annuity Year. We will charge $10.00 for each transfer after the twelfth in each Annuity Year. We do not consider transfers made as part of a dollar cost averaging program when we count the twelve free transfers. Transfers made as part of a rebalancing, market timing or third party investment advisory service will be subject to the twelve-transfer limit. However, all transfers made on the same day will be treated as one (1) transfer. Renewals or transfers of Account Value from a Fixed Allocation at the end of its Guarantee Period are not subject to the Transfer Fee and are not counted toward the twelve free transfers. We may allow a higher number of transfers each Annuity Year without charging a Transfer Fee or may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs.


Tax Charges: Several states and some municipalities charge premium taxes or similar taxes. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. The tax charge currently ranges up to 3 1/2%. We generally will deduct the amount of tax payable at the time the tax is imposed, but may also decide to deduct tax charges from each Purchase Payment at the time of a withdrawal or surrender of your Annuity or at the time you elect to begin receiving annuity payments. We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance Charge: We deduct an Insurance Charge daily against the average daily assets allocated to the Sub-accounts. The charge is equal to 1.40% on an annual basis. This charge is for insurance benefits, including the Annuity's basic death benefit that provides guaranteed benefits to your beneficiary even if the market declines and the risk that persons we guarantee annuity payments to will live longer than our assumptions. The charge also covers administrative costs associated with providing the Annuity benefits, including preparation of the contract, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge covers the risk that our assumptions about the administrative and non-mortality expenses under this Annuity are incorrect. The Insurance Charge is not deducted against assets allocated to a fixed investment option. We may increase the portion of the Insurance Charge for administrative costs. However, any increase will only apply to Annuities issued after the date of the increase.

We may reduce the portion of the Insurance Charge for administrative costs when Annuities are sold to individuals or a group of individuals in a manner that reduces our administrative expenses. We would consider such factors as: (a) the size and type of group; (b) the number of Annuities purchased by an Owner; (c) the amount of Purchase Payments; and/or (d) other transactions where administration expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?

We take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations. No specific fee or expenses are deducted when determining the rate we credit. Any CDSC or Tax Charge applies to amounts that are taken from the variable investment options or the Fixed Allocations. A Market Value Adjustment may also apply to transfers, certain withdrawals or surrender from a Fixed Allocation.


WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYOUT?
In certain states a tax is due if and when you exercise your right to receive periodic annuity payments. The amount payable will depend on the applicable jurisdiction and on the annuity payment option you select. If you select an option that guarantees payment for life, then the payment amount also will depend on your age and, where permitted by law, your gender. In all cases, the amount of each payment will depend on the Account Value of your Annuity when you elect to begin annuity payments.


PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?


Initial Purchase Payment: You must make a minimum initial Purchase Payment of $1,000. However, if you decide to make payments under a systematic investment or "bank drafting" program, we will accept a lower initial Purchase Payment provided that, within the first Annuity Year, you make at least $1,000 in total Purchase Payments. We must approve any Purchase Payment in excess of $500,000.

Age Restrictions: The Owner must be age 80 or under as of the Issue Date of the Annuity. If the Annuity is owned jointly, the oldest of the Owners must be age 80 or under on the Issue Date. If the Annuity is owned by an entity, the Annuitant must be age 80 or under as of the Issue Date. You should consider your need to access the value in your contract and whether the Annuity's liquidity features will satisfy that need. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain.


Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

|X| Owner: The Owner(s) holds all rights under the Annuity. You may name more than one Owner in which case all ownership rights are held jointly. However, this Annuity does not provide a right of survivorship. Refer to the Glossary of Terms for a complete description of the term "Owner."


|X| Annuitant: The Annuitant is the person we agree to make annuity payments to and upon whose life we continue to make such payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. Where allowed by law, you may name one or more Contingent Annuitants. A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date.


|X| Beneficiary: The Beneficiary is the person(s) or entity you name to receive the death benefit. If no beneficiary is named the death benefit will be paid to you or your estate.

You should seek competent tax advice on the income, estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner, Annuitant and Beneficiary designations by sending us a request in writing. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:

|X| a new Owner subsequent to the death of the Owner or the first of any joint Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner's death;

|X|  a new Annuitant subsequent to the Annuity Date;

|X| a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X| a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries

If an Annuity is owned jointly by spouses, the death benefit will be payable upon the death of the first spouse. However, if the sole primary Beneficiary is designated as one of the following:
|X|  "surviving spouse";
|X| each spouse named individually upon the death of the other; or |X| a designation which we, in our sole discretion, determine to be of similar intent; then

upon the death of either Owner, the surviving spouse may elect to be treated as the Owner and continue the Annuity, subject to its existing terms and conditions, instead of taking the Death Benefit.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
(The right to return the Annuity is referred to as the "free-look" right or "right to cancel.")

If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a free-look period. Depending on the state in which you purchased your Annuity, the free-look period may be ten (10) days, twenty-one (21) days or longer, measured from the time that you received your Annuity. If you free-look your Annuity, we will refund your current Account Value plus any tax charge deducted. This amount may be higher or lower than your original Purchase Payment. Certain states require that we return your current Account Value or the amount of your initial Purchase Payment, whichever is greater. The same rule applies to an Annuity that is purchased as an IRA. In those states where we are required to return the greater of your Purchase Payment or Account Value, we will allocate your Account Value to the AST Money Market Sub-account during the free-look period and for a reasonable additional amount of time to allow for delivery of your Annuity. If you free-look your Annuity, we will not return any additional amounts we applied to your Annuity based on your Purchase Payments.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?


The minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in American Skandia's Systematic Investment Plan or a periodic purchase payment program. We will allocate any additional Purchase Payments you make according to your most recent allocation instructions, unless you request new allocations when you submit a new Purchase Payment. Additional Purchase Payments may be paid at any time before the Annuity Date as long as the oldest Owner or Annuitant (if the Annuity is entity owned) is not over age 80.


MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity. This type of program is often called "bank drafting". We call our bank drafting program "American Skandia's Systematic Investment Plan." Purchase Payments made through bank drafting may only be allocated to the variable investment options. Bank drafting allows you to invest in an Annuity with a lower initial Purchase Payment, as long as you authorize payments that will equal at least $1,000 during the first 12 months of your Annuity. We may suspend or cancel bank drafting privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of plans. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program as long as the allocations are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $1,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?

(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial Purchase Payment: Once we accept your application, we invest your net Purchase Payment in the Annuity. The net Purchase Payment is your initial Purchase Payment minus any tax charges that may apply. On your application we ask you to provide us with instructions for allocating your Account Value. You can allocate Account Value to one or more variable investment options or Fixed Allocations. In those states where we are required to return your Purchase Payment if you elect to "free-look" your Annuity, we initially allocate all amounts that you choose to allocate to the variable investment options to the AST Money Market Sub-account. At the end of the "free-look" period we will reallocate your Account Value according to your most recent allocation instructions. Where permitted by law, we will allocate your Purchase Payments according to your initial instructions, without temporarily allocating to the AST Money Market Sub-account. To do this, we will ask that you execute our form called a "return waiver" that authorizes us to allocate your Purchase Payment to your chosen Sub-accounts immediately. If you submit the "return waiver" and then decide to return your Annuity during the free-look period, you will receive your current Account Value which may be more or less than your initial Purchase Payment (see "May I Return the Annuity if I Change my Mind?").


Subsequent Purchase Payments: We will allocate any additional Purchase Payments you make according to your current allocation instructions. If any rebalancing or asset allocation programs are in effect, the allocation should conform with such a program. We assume that your current allocation instructions are valid for subsequent Purchase Payments until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.


HOW DO I RECEIVE CREDITS?

We apply a "Credit" to your Annuity's Account Value each time you make a Purchase Payment. The amount of the Credit is payable from our general account. The amount of the Credit depends on the cumulative amount of Purchase Payments you have made to your Annuity, payable as a percentage of each specific Purchase Payment, according to the table below:

   -------------------------------------------------------- -------------------
   Cumulative Purchase Payments                                   Credit

   -------------------------------------------------------- -------------------
   -------------------------------------------------------- -------------------
   Between $1,000 and $9,999.99                                    1.5%
   Between $10,000 and $999,999.99                                 3.0%
   Between $1,000,000 and $4,999,999.99                            4.0%
   Greater than $5,000,000                                         5.0%
   -------------------------------------------------------- -------------------


Credits Applied to Purchase Payments for Designated Class of Annuity Owner

Where allowed by state law, on Annuities owned by a member of the class defined below, the table of Credits we apply to Purchase Payments is deleted. The Credit applied to all Purchase Payments on such Annuities will be 8.5%.

The designated class of Annuity Owners includes: (a) any parent company, affiliate or subsidiary of ours; (b) an officer, director, employee, retiree, sales representative, or in the case of an affiliated broker-dealer, registered representative of such company; (c) a director, officer or trustee of any underlying mutual fund; (d) a director, officer or employee of any investment manager, sub-advisor, transfer agent, custodian, auditing, legal or administrative services provider that is providing investment management, advisory, transfer agency, custodianship, auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director, officer, employee or registered representative of a broker-dealer or insurance agency that has a then current selling agreement with us and/or with American Skandia Marketing, Incorporated; (f) a director, officer, employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting, claims, administrative, computer support, marketing, office or other services; (g) the then current spouse of any such person noted in (b) through (f), above; (h) the parents of any such person noted in (b) through (g), above; (i) such person's child(ren) or other legal dependent under the age of 21; and (j) the siblings of any such persons noted in (b) through (h) above.

All other terms and conditions of the Annuity apply to Owners in the designated class, except that we will not provide any Additional Amounts for any such contracts (see "Additional Amounts in the Fixed Allocations"). Any Target Value Credits applied under the Performance Advantage benefit are not affected by an Owner's inclusion in the designated class of Annuity Owners.

You must notify us at the time you apply for an Annuity if you are a member of the designated class. American Skandia is not responsible for monitoring whether you qualify as a member of the designated class. Failure to inform us that you qualify as a member of the designated class may result in your Annuity receiving fewer Credits than would otherwise be applied to your Annuity.


HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?

Each Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Examples of Applying Credits

Initial Purchase Payment

Assume you make an initial Purchase Payment of $250,000. We would apply a 3.0% Credit to your Purchase Payment and allocate the amount of the Credit ($7,500 = $250,000 X .03) to your Account Value in the proportion that your Account Value is allocated.

Additional Purchase Payment (at same breakpoint)

Assume that you make an additional Purchase Payment of $500,000. Because your cumulative Purchase Payments are less than the next breakpoint ($1,000,000), we would apply a 3.0% Credit to your Purchase Payment and allocate the amount of the Credit ($15,000 = $500,000 X .03) to your Account Value.

Additional Purchase Payment (at higher breakpoint)

Assume that you make an additional Purchase Payment of $400,000. Because your cumulative Purchase Payments are now $1,150,000 (greater than the next breakpoint), we would apply a 4.0% Credit to your Purchase Payment and allocate the amount of the Credit ($16,000 = $400,000 X .04) to your Account Value.

--------------------------------------------------------------------------------
The amount of any Credits applied to your Account Value can be recovered by American Skandia under the following circumstances:

--------------------------------------------------------------------------------
|X| any Credits payable on Purchase Payments made within the 12 months before the date of death will be recovered.
|X| the amount available under the medically-related surrender portion of the Annuity will not include the amount of any Credits payable on Purchase Payments made within 12 months of the date the Annuitant first became eligible for the medically-related surrender.
|X| if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Credits.
--------------------------------------------------------------------------------

Examples of Recovering Credits

The following are hypothetical examples of how Credits could be recovered by American Skandia. These examples do not cover every potential situation.

Recovery from payment of Death Benefits

1. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 3.0% Credit, for a total of $1,800. If the Death Benefit becomes payable in the 9th month after the Issue Date, the amount of the Death Benefit would be reduced by the entire amount of the prior Credits ($1,800).
2. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 3.0% Credit, for a total of $1,800. If death occurs in the 16th month after the Issue Date, the amount of the Death Benefit would be reduced but only in the amount of those Credits applied within the previous 12-months. Since the initial Purchase Payment (and the Credits that were applied) occurred more than 12-months before the date of death, the Death Benefit would not be reduced by the amount of the Credits applied to the initial Purchase Payment. However, the $10,000 additional Purchase Payment was made within 12-months of the date of death. Therefore, the amount of the Death Benefit would be reduced by the amount of the Credits payable on the additional Purchase Payment ($300).
3. NOTE: If the Death Benefit would otherwise have been equal to the Purchase Payments minus any withdrawals due to poor investment performance, we will not reduce the amount of the Death Benefit by the amount of the Credits as shown in Example 2 above.

Recovery from Medically-Related Surrenders

1. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You receive a Credit of $1,500 ($50,000 X .03). The Annuitant is diagnosed as terminally ill in the 6th month after the Issue Date and we grant your request to surrender your Annuity under the medically-related surrender provision. Assuming the Credits were applied within 12-months of the date of diagnosis of the terminal illness, the amount that would be payable under the medically-related surrender provision would be reduced by the entire amount of the Credits ($1,500).

2. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 3.0% Credit, for a total of $1,800. The Annuitant is diagnosed as terminally ill in the 16th month after the Issue Date and we grant your request to surrender your Annuity under the medically-related surrender provision. Since the initial Purchase Payment (and the Credits that were applied) occurred more than 12-months before the diagnosis, the amount that would be payable upon the medically-related surrender provision would not be reduced by the amount of the Credits applied to the initial Purchase Payment. However, the $10,000 additional Purchase Payment was made within 12-months of the date of diagnosis. Therefore, the amount of the Death Benefit would be reduced by the amount of the Credits payable on the additional Purchase Payment ($300).

Credits applied to estimated Purchase Payments

Under certain circumstances, we may determine the amount of Credits payable on two or more separate Purchase Payments based on the Credit percentage that would have applied had all such Purchase Payments been made at the same time. To make use of this procedure, often referred to as a "letter of intent", you must provide evidence of your intention to submit the cumulative additional Purchase Payments within a 13-month period. A letter of intent must be provided to us prior to the Issue Date to be effective. Acceptance of a letter of intent is at our sole discretion and may be subject to restrictions as to the minimum initial Purchase Payment that must be submitted to receive the next higher breakpoint.

Failure to inform us that you intend to submit two or more Purchase Payments within a 13-month period may result in your Annuity receiving fewer Credits than would otherwise be added to your Annuity.

If you submit a letter of intent and receive Credits on Purchase Payments at a higher Credit percentage than would have applied BUT do not submit the required Purchase Payments during the 13-month period as required by your letter of intent, we may recover the "excess" Credits. "Excess" Credits are Credits in excess of the Credits that would have been payable without the letter of intent. If we determine that you have received "excess" Credits, any such amounts will be taken pro-rata from the investment options based on your Account Values as of the date we act to recover the excess. If the amount of the recovery exceeds your then current Surrender Value, we will recover all remaining Account Value and terminate your Annuity.

General Information about Credits

|X| We do not consider Credits to be "investment in the contract" for income tax purposes.

|X| You may not withdraw the amount of any Credits under the Free Withdrawal provision without assessment of the contingent deferred sales charge (see "Can I make withdrawal from my Annuity without a CDSC?").

|X| These Credits are separate and distinct from the Target Value Credits discussed below in the section entitled "American Skandia's Performance Advantage."


ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS? During the accumulation period you may transfer Account Value between investment options. Transfers are not subject to taxation. We currently limit the number of Sub-accounts you can invest in at any one time to twenty (20). However, you can invest in an unlimited number of Fixed Allocations. We may require a minimum of $500 in each Sub-account you allocate Account Value to at the time of any allocation or transfer. If you request a transfer and, as a result of the transfer, there would be less than $500 in the Sub-account, we may transfer the remaining Account Value in the Sub-account pro rata to the other investment options to which you transferred.

We will charge $10.00 for each transfer after the twelfth (12th) in each Annuity Year, including transfers made as part of any rebalancing, market timing, asset allocation or similar program which you have authorized. Transfers made as part of a dollar cost averaging program do not count toward the twelve free transfer limit. Renewals or transfers of Account Value from a Fixed Allocation at the end of its Guarantee Period are not subject to the transfer charge. We may allow a higher number of transfers each Annuity Year without charging a Transfer Fee or may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs.


We reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares must be restricted because of excessive trading or a specific transfer or group of transfers is deemed to have a detrimental effect on the share prices of affected Portfolios. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. Under such a circumstance, we will process transfers according to our rules then in effect and provide notice if the transfer request was denied. If a transfer request is denied, a new transfer request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?

Yes. We offer Dollar Cost Averaging during the accumulation period. Dollar Cost Averaging allows you to systematically transfer an amount each month from one investment option to one or more other investment options. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. Dollar Cost Averaging allows you to invest regularly each month, regardless of the current unit value (or price) of the Sub-account(s) you invest in. This enables you to purchase more units when the market price is low and fewer units when the market price is high. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You  can  Dollar  Cost  Average  from  variable   investment  options  or  Fixed
Allocations. Dollar Cost Averaging from Fixed Allocations is subject to a number of rules that include, but are not limited to the following:

|X| You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X| You may only Dollar Cost Average earnings or principal plus earnings. If transferring principal plus earnings, the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X| Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

We may credit additional amounts to your Account Value if you allocate Purchase Payments to Fixed Allocations as part of a dollar cost averaging program. Any such offer is at our sole discretion and may be cancelled at any point. Specific rules may also apply including a change to the MVA formula. For more information see "Additional Amounts in the Fixed Allocation."

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?

Yes. During the accumulation period, we offer automatic rebalancing among the variable investment options you choose. You can choose to have your Account Value rebalanced quarterly, semi-annually, or annually. On the appropriate date, your variable investment options are rebalanced to the allocation percentages you request. For example, over time the performance of the variable investment options will differ, causing your percentage allocations to shift. With automatic rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. If you request a transfer from or into any variable investment option participating in the automatic rebalancing program, we will assume that you wish to change your rebalancing percentages as well, and will automatically adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.


You must have a minimum Account Value of at least $10,000 to enroll in automatic rebalancing. All rebalancing transfers made on the same day as part of an automatic rebalancing program are considered as one transfer when counting the number of transfers each year toward the maximum number of free transfers.


DO YOU OFFER A PROGRAM TO BALANCE FIXED AND VARIABLE INVESTMENTS?
Some investors wish to invest in the variable investment options but also wish to protect a portion of their investment from market fluctuations. We offer a balanced investment program where a portion of your Purchase Payment is allocated to a Fixed Allocation for a Guarantee Period that you select and the remaining Account Value is allocated to the variable investment options that you select. The amount that we allocate to the Fixed Allocation is the amount (not including any additional amounts we applied to your Annuity based on your Purchase Payments) that will grow to a specific "principal amount" such as your initial Purchase Payment. We determine the amount based on the rates then in effect for the Guarantee Period you choose. If no amounts are transferred or withdrawn from the Fixed Allocation, at the end of the Guarantee Period, it will have grown to equal the "principal amount". The remaining Account Value that was not allocated to the Fixed Allocation can be allocated to any of the Sub-accounts that you choose. Account Value allocated to the variable investment options is subject to market fluctuations and may increase or decrease in value.

Example


Assume you have $100,000 to invest. You choose to allocate a portion of your Account Value to a Fixed Allocation with a 10-year Guarantee Period. The rate for the 10-year Guarantee Period is 6.13%*. Based on the chosen Guarantee Period and interest rate, the factor for determining how much of your Account Value can be allocated to the Fixed Allocation is 0.551593. That means that $55,159 will be allocated to the Fixed Allocation and the remaining Account Value ($44,841) will be allocated to the variable investment options. Assuming that you do not make any withdrawals from the Fixed Allocation, it will grow to $100,000 at the end of the Guarantee Period. Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.


* The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration. The hypothetical values in this example do not include the amount of any Credits or Target Value Credits that may apply.

We may credit additional amounts to Fixed Allocations if you allocate Purchase Payments in accordance with the balanced investment program we offer. Any such offer is at our sole discretion and may be cancelled at any point. Specific rules may also apply, including a change to the MVA formula. For more information see "Additional Amounts in the Fixed Allocations."

MAY I AUTHORIZE MY FINANCIAL REPRESENTATIVE TO MANAGE MY ACCOUNT?
You may authorize your financial representative to decide on the allocation of your Account Value and to make financial transactions between investment options, subject to our rules. However, we can suspend or cancel these privileges at any time. We will notify you if we do. We may restrict the available investment options if you authorize a financial representative to make transfers for you. We do this so that no financial representative is in a position to control transfers of large amounts of money for multiple clients into or out of any of the underlying portfolios that have expressed concern about movement of a large proportion of a portfolio's assets.

We or an affiliate of ours may provide administrative support to financial representatives who make transfers on your behalf. These financial representatives may be firms or persons who also are appointed by us as authorized sellers of the Annuity. However, we do not offer you advice about how to allocate your Account Value under any circumstance. Any financial firm or representative you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any recommendations such financial representatives make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?

(Fixed Allocations may not be available in all states and may not be available in certain durations.)

Fixed Allocations currently are offered with Guarantee Periods of 1, 2, 3, 5, 7 and 10 years. We credit the fixed interest rate to the Fixed Allocation throughout a set period of time called a "Guarantee Period." The interest rate credited to a Fixed Allocation is the rate in effect when the Guarantee Period begins and does not change during the Guarantee Period. The rates are an effective annual rate of interest. We determine the interest rates for the various Guarantee Periods. At the time that we confirm your Fixed Allocation, we will advise you of the interest rate in effect and the date your Fixed Allocation matures. We may change the rates we credit new Fixed Allocations at any time. To inquire as to the current rates for Fixed Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:

|X| when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X| upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X| when a Guarantee Period attributable to a Fixed Allocation "renews" after its Maturity Date.

To the extent permitted by law, we may increase interest rates offered to a class of Owners who choose to participate in various services we make available. This may include, but is not limited to, Owners who elect to use dollar cost averaging from Fixed Allocations (see "Do You Offer Dollar Cost Averaging?") or the balanced investment program (see "Do You Offer a Program to Balance Fixed and Variable Investments?"). Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?

We do not have a specific formula for determining the fixed interest rates for Fixed Allocations. Generally the interest rates we offer for Fixed Allocations will reflect the investment returns available on the types of investments we make to support our fixed rate guarantees. These investment types may include cash, debt securities guaranteed by the United States government and its agencies and instrumentalities, money market instruments, corporate debt obligations of different durations, private placements, asset-backed obligations and municipal bonds. In determining rates we also consider factors such as the length of the Guarantee Period for the Fixed Allocation, regulatory and tax requirements, liquidity of the markets for the type of investments we make, commissions, administrative and investment expenses, our insurance risks in relation to the Fixed Allocations, general economic trends and competition.

We will credit interest on a new Fixed Allocation in an existing Annuity at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?

If you transfer or withdraw Account Value from a Fixed Allocation before the end of its Guarantee Period, we will adjust the value of your investment based on a formula, called a "Market Value Adjustment" or "MVA". The Market Value Adjustment formula compares the interest rates credited for Fixed Allocations at the time you invested, to interest rates being credited when you make a transfer or withdrawal. The amount of any Market Value Adjustment can be either positive or negative, depending on the rates that are currently being credited on Fixed Allocations.

MVA Formula

The MVA formula is applied separately to each Fixed Allocation. The formula is as follows:

                           [(1+I) / (1+J+0.0010)]N/12

                                     where:

                  I is the fixed interest rate we guaranteed to credit to the Fixed Allocation as of its starting date;

                  J is the fixed interest rate for your class of annuities at the time of the withdrawal for a new Fixed Allocation with a Guarantee Period equal to the remaining number of years in your original Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

If you surrender your Annuity under the "free-look" provision, the MVA formula is [(1 + I)/(1 + J)]N/12.

If the transfer or withdrawal does not occur on the yearly or monthly anniversary of the beginning of the Fixed Allocation, the numbers used in `J' and `N' will be rounded to the next highest integer.

MVA Examples

The following hypothetical examples show the effect of the MVA in determining Account Value. Assume the following:

|X| You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|  The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X| You make no withdrawals or transfers until you decided to withdraw the entire Fixed Allocation after exactly three (3) years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA

Assume that at the time you request the withdrawal, the fixed interest rate for a new Fixed Allocation with a Guarantee Period of 24 months is 3.5% (J = 3.5%). Based on these assumptions, the MVA would be calculated as follows:

        MVA Factor = [(1+I)/(I+J+0.0010)]N/12 = [1.05/1.036]2 = 1.027210

                           Interim Value = $57,881.25

       Account Value after MVA = Interim Value X MVA Factor = $59,456.20.

Example of Negative MVA

Assume that at the time you request the withdrawal, the fixed interest rate for a new Fixed Allocation with a Guarantee Period of 24 months is 6.0% (J = 6.0%). Based on these assumptions, the MVA would be calculated as follows:

        MVA Factor = [(1+I)/(1+J+0.0010)]N/12 = [1.05/1.061)]2 = 0.979372
                           Interim Value = $57,881.25
       Account Value after MVA = Interim Value X MVA Factor = $56,687.28.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?

The "Maturity Date" for a Fixed Allocation is the last day of the Guarantee Period. On the Maturity Date, you may choose to renew the Fixed Allocation for a new Guarantee Period of the same or different length or you may transfer all or part of that Fixed Allocation's Account Value to another Fixed Allocation or to one or more Sub-accounts. If you do not specify how you want a Fixed Allocation to be allocated on its Maturity Date, it will be renewed for a Fixed Allocation of the same duration if then available. We will notify you 60 days before the end of the Guarantee Period about the fixed interest rates that we are currently crediting to all Fixed Allocations that are being offered. The rates being credited to Fixed Allocations may change before the Maturity Date. We will not charge a MVA if you choose to renew a Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

ADDITIONAL AMOUNTS IN THE FIXED ALLOCATIONS

If you allocate Account Value to the Fixed Allocations and participate in certain programs we offer to help you to manage your Annuity's Account Value, under certain circumstances we may apply Additional Amounts to your Account Value allocated to the Fixed Allocation. Additional Amounts may be offered at any time at our sole discretion. When offered, Additional Amounts are provided from our general account.

Any program to provide Additional Amounts to Fixed Allocations are subject to the following rules:

|X| Additional Amounts are only offered if you participate in a balanced investment program (see "Do you offer a program to balance fixed and variable investment options?") or dollar cost averaging (see " Do you offer Dollar Cost Averaging?").
|X| Additional Amounts are only available on initial or additional Purchase Payments. Account Value transferred to a Fixed Allocation for use in the applicable programs will not receive the Additional Amounts. Additional Amounts are not available on an Annuity that is issued following an exchange of another annuity issued by us.
|X| You may not withdraw any Additional Amounts under the Free Withdrawal provision without assessment of the contingent deferred sales charge (see "Can I make withdrawals from my Annuity without a CDSC?).
|X| If Additional Amounts are applied to a Fixed Allocation, the MVA formula is revised as follows:

                           [(1+I) / (1+J+0.0020)]N/12

     Please refer to the section of the Prospectus entitled "How does the Market Value Adjustment Work?" for a discussion of the MVA formula.
|X| We do not consider Additional Amounts as "investment in the contract" for income tax purposes.
|X| We may require that you allocate Account Value to a Fixed Allocation with a Guarantee Period of certain duration (i.e. 10 years).
|X| Specific rules apply in relation to the duration of the Guarantee Period you must choose to be eligible to receive any Additional Amounts, and the date on which we allocate any Additional Amounts to the Fixed Allocation and begin crediting interest on the Additional Amount.

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE


Do you provide any guarantees on my investment?

The Annuity provides variable  investment options and fixed investment  options.
Only the fixed investment options provide a guaranteed return on your investment, subject to certain terms and conditions. However, your Annuity includes a feature at no additional cost that provides certain benefits if your Account Value has not reached or exceeded a "target value" on its 10th anniversary. If, on the 10th anniversary of your Annuity's Issue Date, your Account Value has not reached the target value (as defined below) you can choose either of the following benefits:

|X| You may continue your Annuity without electing to receive Annuity payments and receive an annual credit to your Account Value payable until you begin receiving Annuity payments. The credit is equal to 0.25% of the average of your Annuity's Account Value for the preceding four complete calendar quarters. This credit is applied to your investment options pro-rata based on the allocation of your then current Account Value.

|X| You may begin receiving Annuity payments within one year and accept a one-time credit to your Annuity equal to 10% of the net of the Account Value on the 10th anniversary of its Issue Date minus the sum of all Purchase Payments allocated in the prior five years. The annuity option you select must initially guarantee payments for not less than seven years.

Following the 10th anniversary of your Annuity's Issue Date, we will inform you if your Account Value did not meet or exceed the Target Value. We will assume that you have elected to receive the annual credit to your Account Value unless, not less than 30 days prior to the next anniversary of the Annuity, we receive at our home office your election to begin receiving Annuity payments.

Certain provisions of this benefit and of the Target Value Credits described below may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.

What is the "Target Value" and how is it calculated?

The Target Value is a tool used to determine whether you are eligible to elect either of the benefits described above. The Target Value does not impact the Account Value available if you surrender your Annuity or make a partial withdrawal and does not impact the Death Benefit available to your Beneficiary(ies). The Target Value assumes a rate of return over ten (10) Annuity Years that will allow your initial investment to double in value, adjusted for any withdrawals and/or additional Purchase Payments you make during the 10 year period. We calculate the "Target Value" as follows:

1. Accumulate the initial Purchase Payment at an annual interest rate of 7.2% until the 10th anniversary of the Annuity's Issue Date; plus
2. Accumulate any additional Purchase Payments at an annual interest rate of 7.2% from the date applied until the 10th anniversary of the Annuity's Issue Date; minus

3. Each "proportional reduction" resulting from any withdrawal, accumulating at an annual interest rate of 7.2% from the date the withdrawal is processed until the 10th anniversary of the Annuity's Issue Date. We determine each "proportional reduction" by determining the percentage of your Account Value then withdrawn and reducing the Target Value by that same percentage. We include any withdrawals under your Annuity in this calculation, as well as the charge we deduct for any optional benefits you elect under the Annuity, but not the charge we deduct for the Annual Maintenance Fee or the Transfer Fee.

Examples

1. Assume you make an initial Purchase Payment of $10,000 and make no further Purchase Payments. The Target Value on the 10th anniversary of your Annuity's Issue Date would be $20,042, assuming no withdrawals are made. This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period.

2. Assume you make an initial Purchase Payment of $10,000 and make no further Purchase Payments. Assume at the end of Year 6, your Account Value has increased to $15,000 and you make a withdrawal of 10% or $1,500. The Target Value on the 10th anniversary would be $18,722. This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period, minus the proportional reduction accumulating at an annual interest rate of 7.2%.

Can I restart the 10-year Target Value calculation?

Yes, you can elect to lock in the growth in your Annuity by "restarting" the 10-year period on any anniversary of the Issue Date. If you elect to restart the calculation period, we will treat your Account Value on the restart date as if it was your Purchase Payment when determining if your Annuity's Account Value meets or exceeds the Target Value on the appropriate tenth (10th) anniversary. You may elect to restart the calculation more than once, in which case, the 10-year calculation period will begin on the date of the last restart date. We must receive your election to restart the calculation at our home office not later than 30 days after each anniversary of the Issue Date.

What are Target Value Credits?

Target Value Credits are additional amounts that we apply to your Account Value to increase the likelihood that your Account Value will meet or exceed the Target Value. Target Value Credits are payable on all Purchase Payments applied before the first anniversary of the Issue Date of your Annuity. Target Value Credits are separate and distinct from other Credits we apply to all Purchase Payments.

The amount of the Target Value Credit is equal to 1.0% of each qualifying Purchase Payment. Target Value Credits are only payable on qualifying Purchase Payments if the Owner(s) of the Annuity is(are) less than age 81 on its Issue Date. If the Annuity is owned by an entity, the age restriction applies to the age of the Annuitant on the Issue Date. The Target Value Credit is payable from our general account and is allocated to the investment options in the same ratio that the qualifying Purchase Payment is allocated.

Target Value Credits will not be available if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, of an Annuity we issued that has the same or a similar benefit.

Recovery of Target Value Credits

We can recover the amount of any Target Value Credit under the following circumstances:
1. If you surrender your Annuity before the 10th anniversary of the Issue Date of the Annuity.
2. If you elect to begin receiving Annuity payments before the first anniversary of the Issue Date.
3. If a person on whose life we pay the Death Benefit dies, or if a "contingency event" occurs which triggers a medically-related surrender
     (a) within 12 months after the date a Target Value Credit was allocated to your Account Value; or
     (b) within 10 years after the date a Target Value Credit was allocated to your Account Value if any owner was over age 70 on the Issue Date, or, if the Annuity was then owned by an entity, the Annuitant was over age 70 on the Issue Date.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?

During the accumulation phase you can access your Account Value through Partial Withdrawals, Systematic Withdrawals, and where required for tax purposes, Minimum Distributions. You can also surrender your Annuity at any time. We may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC and we may also apply a Market Value Adjustment to any Fixed Allocations. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called "Free Withdrawals." In addition, under certain circumstances, we may waive the CDSC for surrenders made for qualified medical reasons or for withdrawals made to satisfy Minimum Distribution requirements. Unless you notify us differently, withdrawals are taken pro-rata based on the Account Value in the investment options at the time we receive your withdrawal request. Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period

A distribution during the accumulation period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax basis", if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain. If you take a distribution prior to the taxpayer's age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period

During the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time you receive the payment. The Code and regulations have "exclusionary rules" that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in the Annuity. Once the tax basis in the Annuity has been distributed, the remaining annuity payments are taxable as ordinary income. The tax basis in the Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?

Yes, you can make a withdrawal during the accumulation phase. We call this a "Partial Withdrawal." The amount that you may withdraw will depend on the Annuity's Surrender Value. After any Partial Withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the Partial Withdrawal request as a request to fully surrender your Annuity. The minimum Partial Withdrawal you may request is $100.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?


A CDSC may be assessed against a Partial Withdrawal during the accumulation phase. Whether a CDSC applies and the amount to be charged depends on whether the Partial Withdrawal exceeds any Free Withdrawal amount and, if so, the length of time that the Purchase Payment being withdrawn has been invested in the Annuity.


If you request a Partial Withdrawal:
1. we determine if the amount you requested is available as a Free Withdrawal (in which case it would not be subject to a CDSC);

Then if the amount requested exceeds the available Free Withdrawal amount:
2. we withdraw the amount from Purchase Payments that have been invested for longer than the CDSC period (with your Annuity, eight (8) years), if any;

Then if the amount requested exceeds that amount:
3. we withdraw the remaining amount from the Purchase Payments that are still subject to a CDSC. We withdraw the amount from the "oldest" of your Purchase Payments, which will result in the lowest CDSC being applied to the amount withdrawn.

Then if the amount requested exceeds Purchase Payments still subject to a CDSC:
4. we withdraw the remaining amount from other surrender value due to Credits, Target Value Credits and any Additional Amounts in the Fixed Allocations.

CAN I MAKE WITHDRAWALS FROM MY ANNUITY WITHOUT A CDSC?
Yes. During the accumulation phase you may withdraw a limited amount of Account Value each Annuity Year from which we do not deduct a CDSC. This amount is called the "Free Withdrawal" amount. Free Withdrawals are available to meet liquidity needs. The amount of any Free Withdrawal is not available at the time an Annuity is surrendered. NOTE: Withdrawals of any type made prior to age 59 1/2may be subject to a 10% tax penalty.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The maximum Free Withdrawal amount during any Annuity Year is the greater of:
|X|  the "Growth" in the Annuity; or
|X| 10% of Purchase Payments that, as of the date of the withdrawal, have been invested for less than the CDSC period (with your Annuity, eight (8) years). The 10% amount is not cumulative.

"Growth" equals the current Account Value less all Purchase Payments that have been invested for less than the CDSC period and have not been previously withdrawn. "Growth" does not include any additional amounts we applied to your Annuity based on your Purchase Payments (see "How Do I Receive Credits",
"Additional Amounts in the Fixed Allocations" and "What Are Target Value Credits").

NOTE: Free withdrawals do not reduce the amount of any CDSC that would apply upon a partial withdrawal or subsequent surrender. The minimum Free Withdrawal you may request is $100.

We may reduce or eliminate the amount available as a Free Withdrawal if your Annuity is used in connection with certain plans that receive special tax treatment under the Code. As of the date of this Prospectus, the Free Withdrawal privilege has been eliminated for Annuities purchased as funding vehicles for retirement plans under Section 401 or 403(b) of the Code.

Examples

Assume you make an initial Purchase Payment of $10,000 and make no additional Purchase Payments. Assume that in Annuity Year 2, due to positive investment performance, your Account Value is $12,500. The maximum Free Withdrawal amount would be the greater of Growth (Account Value minus Purchase Payments = $2,500) or 10% of Purchase Payments ($1,000). Your maximum Free Withdrawal amount would therefore be $2,500.

Further assume that in your third Annuity Year, you choose to surrender your Annuity. Assume that after taking your $2,500 Free Withdrawal in Year 2, your Account Value has increased to $11,000 due to positive investment performance. Upon surrender, we will deduct a CDSC of 8.5% based on the number of years that your Purchase Payment has been invested times the amount of your Purchase Payment that has not been previously withdrawn (8.5% of $10,000 = $850). The amount of the previous Free Withdrawal was not subject to a CDSC when withdrawn. Therefore, upon surrender, the amount of the entire Purchase Payment is subject to the CDSC. You would receive $10,150 minus the Annual Maintenance Fee and any Target Value Credits.

These examples do not reflect the effect of any Credits or Target Value Credits. These amounts are not available as a free withdrawal.

When we determine if a CDSC applies to Partial Withdrawals and Systematic Withdrawals, we will first determine what, if any, amounts qualify as a Free Withdrawal. Those amounts are not subject to the CDSC. Partial Withdrawal or Systematic Withdrawal of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD? Yes. We call these "Systematic Withdrawals." You can receive Systematic Withdrawals of earnings only, principal plus earnings or a flat dollar amount. Systematic Withdrawals may be subject to a CDSC. We will determine whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic Withdrawals can be made from Account Value allocated to the variable investment options or Fixed Allocations. Generally, Systematic Withdrawals from Fixed Allocations are limited to earnings accrued after the program of Systematic Withdrawals begins, or payments of fixed dollar amounts that do not exceed such earnings. Systematic Withdrawals are available on a monthly, quarterly, semi-annual or annual basis. The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program of Systematic Withdrawals.

The minimum amount for each Systematic Withdrawal is $100. If any scheduled Systematic Withdrawal is for less than $100, we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?

Yes. If your Annuity is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b) or 408 of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of "substantially equal periodic payments". Distributions received under this provision in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to a CDSC. To request a program that complies with Section 72(t), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t) withdrawals. The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program for withdrawals under Section 72(t). The minimum amount for any such withdrawal is $100.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM? (See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum Distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Sections 401, 403(b) or 408 of the Code. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the minimum distribution rules under the Code. We do not assess a CDSC on Minimum Distributions from your Annuity if you are required by law to take such Minimum Distributions from your Annuity at the time it is taken. However, a CDSC may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the minimum distribution requirements in relation to other savings or investment plans under other qualified retirement plans not maintained with American Skandia.

If you request, we will calculate the annual required Minimum Distribution under your Annuity. The amount of the required Minimum Distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your required Minimum Distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. We may charge you for calculating required Minimum Distributions. You may elect to have Minimum Distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum Distributions.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?

Yes. During the accumulation phase you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where permitted by law, you may request to surrender your Annuity prior to the Annuity Date without application of any CDSC upon occurrence of a medically-related "Contingency Event". The amount payable will be your Account Value minus: (a) the amount of any Credits applied within 12 months of the applicable "Contingency Event" as defined below; (b) the amount of any Credits added in conjunction with any Purchase Payments received after our receipt of your request for a medically-related surrender (i.e. Purchase Payments received at such time pursuant to a salary reduction program; and (c) the amount of any Target Value Credits under certain circumstances.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:

|X| the Annuitant must be named or any change of Annuitant must be accepted by us, prior to the "Contingency Event" described below;
|X| the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X| if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X| we must receive satisfactory proof of the Annuitant's confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X| this benefit is not available if the total Purchase Payments received exceed $500,000 for all annuities issued by us with this benefit where the same person is named as Annuitant.

A "Contingency Event" occurs if the Annuitant is:
|X| first confined in a "Medical Care Facility" while your Annuity is in force and remains confined for at least 90 days in a row; or
|X|  first diagnosed as having a "Fatal Illness" while your Annuity is in force.

The definitions of "Medical Care Facility" and "Fatal Illness," as well as additional terms and conditions, are provided in your Annuity. Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY PAYMENT OPTIONS ARE AVAILABLE UPON ANNUITIZATION?
Annuity payments can be guaranteed for the life of the Annuitant, for the life of the Annuitant with a certain period guaranteed, or for a certain fixed period of time with no life contingency. We currently make available fixed payments and adjustable payments. However, adjustable annuity payments may not be available on your Annuity Date.

You may choose an Annuity Date, an annuity option and the frequency of annuity payments when you purchase an Annuity, or at a later date. You may change your choices up to 30 days before the Annuity Date. Any change to these options must be in writing. The Annuity Date must be the first or the fifteenth day of a calendar month. A maximum Annuity Date may be required by law.


We currently offer the following fixed Annuity Payment Options. Additional Annuity Payment Options, including variable options, may be offered in the future.


Key Life: is the person or persons upon whose life annuity payments with a life contingency are based.

Option 1

Payments for Life: Under this option, income is payable periodically until the death of the "key life". No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable.

Option 2

Payments for Life with 10, 15, or 20 Years Certain: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (10, 15, or 20 years), the remaining payments are paid to the Beneficiary until the end of such period.

Option 3

Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable.

Option 4

Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Therefore, making a purchase payment within seven years of the Annuity Date limits your annuity payment options.

If you have not provided us with your Annuity Date or Annuity Payment Option in writing, then:

|X| the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and

|X| the Annuity Payments, where allowed by law, will be fixed monthly payments for life with 10 years certain (See Option 2).


If you have not made an election prior to death benefit proceeds becoming due, the Beneficiary may elect to receive the death benefit under one of the fixed Annuity Payment Options or any option we make available for death proceeds. However, if you made an election, the Beneficiary may not alter such election.


HOW ARE ANNUITY PAYMENTS CALCULATED?

The first annuity payment varies according to the annuity payment option and payment frequency selected. The first payment is determined by multiplying the Account Value plus any additional amounts applied by us under the Performance Advantage benefit by the factor determined from our table of annuity rates. Your Account Value will be determined as of the close of business on the fifteenth day preceding the Annuity Date, plus interest at not less that 3% per year from such date to the Annuity Date. The table of annuity rates differ based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the 1983a Individual Annuity Mortality Table with ages set back one year for males and two years for females and with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?

The Annuity provides a Death Benefit during its accumulation phase. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If the Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant's death, if there is no Contingent Annuitant. If a Contingent Annuitant was designated before the Annuitant's death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid at that time. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

DEATH BENEFIT OPTIONS

Your Annuity provides a "basic" Death Benefit at no additional charge and also offers two different optional Death Benefits that can be purchased for an additional charge. Under certain circumstances, your Death Benefit may be reduced by the amount of any Credits or Target Value Credits we applied to your Purchase Payments. (see "How are Credits Applied to My Account Value" and "Recovery of Target Value Credits")

Basic Death Benefit

The basic Death Benefit depends on the decedent's age on the date of death:

     If death occurs during the first ten (10) Annuity Years: The Death Benefit is the greater of:

|X| The sum of all Purchase Payments less the sum of all withdrawals; and |X| The sum of your Account Value in the variable investment options and your
     Interim Value in the Fixed Allocations.

     If death occurs after the tenth (10th) Annuity Year: The Death Benefit is your Account Value.


Optional Death Benefits

We offer two optional Death Benefits to provide an enhanced level of protection for your beneficiaries. Currently, these benefits are only offered and must be elected at the time that you purchase your Annuity. We may, at a later date, allow existing Annuity Owners to purchase either of the optional Death Benefits subject to our rules.

If the Annuity has one Owner, the Owner must be age 80 or less at the time either optional Death Benefit is purchased. If the Annuity has joint Owners, the oldest Owner must be age 80 or less. If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Optional Death Benefits

|X| The Death Benefit Target Date is the contract anniversary on or after the 80th birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned.

|X|  The  Highest   Anniversary   Value  equals  the  highest  of  all  previous
     "Anniversary Values" on or before the earlier of the Owner's date of death and the "Death Benefit Target Date".

|X| The Anniversary Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase Payments on or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

|X| A Proportional Reduction is a reduction to the value being measured caused by a withdrawal, equaling the percentage of the withdrawal as compared to the Account Value as of the date of the withdrawal. For example, if your Account Value is $10,000 and you withdraw $2,000 (a 20% reduction), we will reduce both your Anniversary Value and the amount determined by Purchase Payments increasing at the appropriate interest rate by 20%.

|X| The Assumed Accumulation Rate is the rate of interest that we will apply to your Purchase Payments only for purposes of calculating this benefit The Assumed Accumulation Rate is different depending on which Optional Death Benefit you select as shown below:

          --------------------------- ------------------------
                   Option 1                  Option 2
                5.0% per year              7.2% per year
          --------------------------- ------------------------

--------------------------------------------------------------------------------
Certain terms and conditions may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.
--------------------------------------------------------------------------------

Calculation of Optional Death Benefits

The optional Death Benefit calculations depend on whether death occurs before or after the Death Benefit Target Date.

Annuities with one Owner

The optional Death Benefits are calculated as follows:

     If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1. the Account Value in the Sub-accounts plus the Interim Value of any Fixed Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2. the sum of all Purchase Payments minus the sum of all Proportional Reductions, each increasing daily until the Owner's date of death at the applicable Assumed Accumulation Rate for the option you elect, subject to a limit of 200% of the difference between the sum of all Purchase Payments and the sum of all withdrawals as of the Owner's date of death; and
3. the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

     The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date. The amount calculated in Item 1 & 3 above may be reduced by any Credits or Target Value Credits under certain circumstances.

     If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1. the Account Value as of the date we receive in writing "due proof of death" (an MVA may be applicable to amounts in any Fixed Allocations); and
2. the greater of Item 2 & 3 above on the Death Benefit Target Date plus the sum of all Purchase Payments less the sum of all Proportional Reductions since the Death Benefit Target Date.

     The amount calculated in Item 1 above may be reduced by any Credits or Target Value Credits under certain circumstances.

Annuities with joint Owners


For Annuities with Joint Owners, the Death Benefit is calculated as shown above except that the age of the oldest of the Joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own the Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.


Annuities owned by entities

For Annuities owned by an entity, the Death Benefit is calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant (or Contingent Annuitant, if applicable).

Examples of Optional Death Benefit Calculation

The following are examples of how the Optional Death Benefits are calculated. Each example assumes that a $50,000 initial Purchase Payment is made and that no withdrawals are made prior to the Owner's death. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example of market increase greater than Assumed Accumulation Rate

Assume that the Owner's Account Value has generally been increasing. On the date we receive due proof of death (the Owner's 58th birthday), the Account Value is $90,000. The Highest Anniversary Value at the end of any previous period is $72,000. The Death Benefit would be the Account Value ($90,000) because it is greater than the Highest Anniversary Value ($72,000) or the sum of prior
Purchase Payments increased by 5.0% annually ($73,872.77 - Option 1) or 7.2% annually for ($87,202.36 - Option 2).

Example of market decrease

Assume  that the  Owner's  Account  Value  generally  increased  until the fifth anniversary but generally has been decreasing since the fifth contract anniversary. On the date we receive due proof of death (the Owner's 58th birthday), the Account Value is $48,000. The Highest Anniversary Value at the end of any previous period is $54,000. The Death Benefit would be the sum of prior Purchase Payments increased by 5.0% annually ($73872.77 - Option 1) or 7.2% annually for ($87202.36 - Option 2) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of Highest Anniversary Value

Assume that the Owner's Account Value increased significantly during the first six years following the Issue Date. On the sixth anniversary date the Account Value was $90,000. During the seventh Annuity Year, the Account Value increases to as high as $100,000 but then subsequently falls to $80,000 on the date we receive due proof of death (the Owner's 58th birthday). The Death Benefit would be the Highest Anniversary Value at the end of any previous period ($90,000), which occurred on the sixth anniversary, although the Account Value was higher during the subsequent period. The Account Value on the date we receive due proof of death ($80,000) is lower, as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77 - Option 1) or 7.2% annually for ($87,202.36 - Option 2).

How much do you charge for the optional death benefits?

We deduct a charge from your Account Value if you elect to purchase either Optional Death Benefit. For Option 1, each deduction is 0.30% of the then current Death Benefit when the deduction is taken. For Option 2, each deduction is 0.50% of the then current Death Benefit when the deduction is taken. No charge applies after the Annuity Date.

We deduct the charge:
1.   on each anniversary of the Issue Date;
2. when Account Value is transferred to our general account prior to the Annuity Date;
3.   if you surrender your Annuity; and
4.   if you choose to terminate the benefit.

If you surrender the Annuity, elect to begin receiving Annuity payments or terminate the benefit on a date other than an anniversary of the Issue Date, the charge will be prorated. During the first year after the Issue Date, the charge would be prorated from the Issue Date. In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first deduct the amount of the charge pro-rata from the Account Value in the variable investment options. We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient Account Value in the variable investment options to pay the charge. If your Annuity's Account Value is insufficient to pay the charge, we may deduct your remaining Account Value and terminate your Annuity. We will notify you if your Account Value is insufficient to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Are there any exceptions to these rules for paying the Death Benefit?

Yes, there are exceptions that apply no matter how your Death Benefit is calculated. There are exceptions to the Death Benefit if the decedent was not the Owner or Annuitant as of the Issue Date and did not become the Owner or Annuitant due to the prior Owner's or Annuitant's death. Any minimum Death Benefit that applies will be suspended for a two-year period from the date he or she first became Owner or Annuitant. After the two-year suspension period is completed, the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

What options are available to my Beneficiary upon my death?

|X| During the accumulation period, if you die and the sole Beneficiary is your spouse, then your spouse may elect to be treated as the current Owner. The Annuity can be continued, subject to its terms and conditions, in lieu of receiving the death benefit. Your spouse may only assume ownership of the Annuity if he or she is designated as the sole primary Beneficiary.

|X|    In the event of your death, the death benefit must be distributed within:
       (a)    five years of the date of death; or
       (b) over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death.

When do you determine the Death Benefit?

We determine the amount of the Death Benefit as of the date we receive "due proof of death" and any other written representations we require to determine the proper payment of the Death Benefit to all Beneficiaries. "Due proof of death" may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death.

We will require written acknowledgment of all named Beneficiaries before we can determine the Death Benefit. During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?

During the accumulation period, the Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Allocation. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Allocation. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. The Account Value includes any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity. When determining the Account Value on a day other than a Fixed Allocation's Maturity Date, the Account Value may include any Market Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?

The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is equal to your Account Value minus any CDSC, the Annual Maintenance Fee and any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity. The Surrender Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-Account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of an underlying Portfolio. The value of the Units fluctuate with the market fluctuations of the Portfolios. The value of the Units also reflect the daily accrual for the Insurance Charge.

Each Valuation Day, we determine the price for a Unit of each Sub-account, called the "Unit Price." The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example

Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?

During the Guarantee Period, we use the concept of an Interim Value. The Interim Value can be calculated on any day and is equal to the initial value allocated to a Fixed Allocation plus all interest credited to a Fixed Allocation as of the date calculated. The Interim Value does not include the impact of any Market Value Adjustment. If you made any transfers or withdrawals from a Fixed Allocation, the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were withdrawn. To determine the Account Value of a Fixed Allocation on any day other than its Maturity Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?

Initial Purchase Payments: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) days after we receive all of our requirements to issue the Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment and issue the Annuity within two (2) days. During any period that we are trying to obtain the required information, your money is not invested.

Additional Purchase Payments: We will apply any additional Purchase Payments on the Valuation Day that we receive the Purchase Payment with satisfactory instructions.

Scheduled Transactions: "Scheduled" transactions include transfers under a Dollar Cost Averaging, rebalancing, or asset allocation program, Systematic Withdrawals, Minimum Distributions or Annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled Transactions: "Unscheduled" transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. Unscheduled transactions are processed and valued as of the Valuation Day we receive the request at our Office in good order.

Medically-related Surrenders & Death Benefits: Medically-related surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all materials we require for such transaction and that are satisfactory to us.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax considerations relating to this Annuity. However, since the tax laws are complex and tax consequences are affected by your individual circumstances, this summary of our interpretation of the relevant tax laws is not intended to be fully comprehensive nor is it intended as tax advice. Therefore, you may wish to consult a professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate Accounts are taxed as part of American Skandia. American Skandia is taxed as a life insurance company under Part I, subchapter L of the Code. No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?

Section 72 of the Code governs the taxation of annuities in general. Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X| a qualified pension plan, profit sharing plan or other retirement arrangement that is eligible for special treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X| an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X| an individual person or persons; or |X| an entity including a corporation, trust or partnership.

Individual Ownership: If one or more individuals own an Annuity, the Owner of the Annuity is generally not taxed on any increase in the value of the Annuity until an amount is received (a "distribution"). This is commonly referred to as "tax deferral". A distribution can be in the form of a lump sum payment including payment of a Death Benefit, or in annuity payments under one of the annuity payment options. Certain other transactions may qualify as a distribution and be subject to taxation.

Entity Ownership: If the Annuity is owned by an entity and is not a Qualified Contract, generally the Owner of the Annuity must currently include any increase in the value of the Annuity during a tax year in its gross income. An exception from current taxation applies for annuities held by a structured settlement company, by an employer with respect to a terminated tax-qualified retirement plan, a trust holding an annuity as an agent for a natural person, or by a decedent's estate by reason of the death of the decedent. A tax-exempt entity for Federal tax purposes will not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?

Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions Before Annuitization: Distributions received before annuity payments begin are generally treated as coming first from "income on the contract" and then as a return of the "investment in the contract". The amount of any distribution that is treated as receipt of "income on the contract" is includible in the taxpayer's gross income and taxable in the year it is received. The amount of any distribution treated as a return of the "investment in the contract" is not includible in gross income.

|X| "Income on the contract" is calculated by subtracting the taxpayer's "investment in the contract" from the aggregate value of all "related contracts" (discussed below).

|X| "Investment in the contract" is equal to total purchase payments for all "related contracts" minus any previous distributions or portions of such distributions from such "related contracts" that were not includible in gross income. "Investment in the contract" may be affected by whether an annuity or any "related contract" was purchased as part of a tax-free exchange of life insurance, endowment, or annuity contracts under Section 1035 of the Code. Unless "after-tax" or non-deductible contributions have been made to a Qualified Contract, the "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions After Annuitization: A portion of each annuity payment received on or after the Annuity Date will generally be taxable. The taxable portion of each annuity payment is determined by a formula which establishes the ratio that the "investment in the contract" bears to the total value of annuity payments to be made. This is called the "exclusion ratio." The investment in the contract is excluded from gross income. Any additional payments received that exceed the exclusion ratio will be entirely includible in gross income. The formula for determining the exclusion ratio differs between fixed and variable annuity payments. When annuity payments cease because of the death of the person upon whose life payments are based and, as of the date of death, the amount of annuity payments excluded from taxable income by the exclusion ratio does not exceed the "investment in the contract," then the remaining portion of unrecovered investment is allowed as a deduction by the beneficiary in the tax year of such death.

Penalty Tax on Distributions: Generally, any distribution from an annuity not used in conjunction with a Qualified Contract (Qualified Contracts are discussed below) is subject to a penalty equal to 10% of the amount includible in gross income. This penalty does not apply to certain distributions, including:

|X|  Distributions made on or after the taxpayer has attained age 591/2;
|X| Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|  Distributions attributable to the taxpayer's becoming disabled;
|X| Distributions which are part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer (or the joint lives of the taxpayer and the taxpayer's Beneficiary);
|X| Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|  Payments under an immediate annuity as defined in the Code;
|X| Distributions under a qualified funding asset under Code Section 130(d); or |X| Distributions from an annuity purchased by an employer on the termination of a qualified pension plan that is held by the employer until the employee separates from service.

Special rules applicable to "related contracts": Contracts issued by the same insurer to the same contract owner within the same calendar year (other than certain contracts owned in connection with a tax-qualified retirement arrangement) are to be treated as one annuity contract when determining the taxation of distributions before annuitization. We refer to these contracts as "related contracts." In situations involving related contracts we believe that the values under such contracts and the investment in the contracts will be added together to determine the proper taxation of a distribution from any one contract described under the section "Distributions before Annuitization." Distributions will be treated as coming first from income on the contract until all of the income on all such related contracts is withdrawn, and then as a return of the investment in the contract. There is some uncertainty regarding the manner in which the Internal Revenue Service would view related contracts when one or more contracts are immediate annuities or are contracts that have been annuitized. The Internal Revenue Service has not issued guidance clarifying this issue as of the date of this Prospectus. You are particularly cautioned to seek advice from your own tax advisor on this matter.

Special concerns regarding "substantially equal periodic payments": (also known as "72(t)" or "72(q)" distributions) Any modification to a program of distributions which are part of a series of substantially equal periodic payments that occur before the later of the taxpayer reaching age 59 1/2 or five
(5) years from the first of such payments will result in the requirement to pay the taxes that would have been due had the payments been treated as subject to tax in the years received, plus interest. This does not apply when the modification is due by reason of death or disability. It is our understanding that the Internal Revenue Service may not consider a scheduled series of distributions to qualify under Sections 72(q) or 72(t) if the holder of the annuity retains the right to modify such distributions at will, even if such right is not exercised, or, for a variable annuity, depending on how payments are structured.

Special concerns regarding immediate annuities: The Internal Revenue Service has ruled that the exception to the 10% penalty described above for "non-qualified" immediate annuities as defined under the Code may not apply to annuity payments under a contract recognized as an immediate annuity under state insurance law obtained pursuant to an exchange of a contract if: (a) purchase payments for the exchanged contract were contributed or deemed to be contributed more than one year prior to the annuity starting date under the immediate annuity; and (b) the annuity payments under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free exchanges under Section 1035: Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If an annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any distributions other than as annuity payments will be considered to come:

|X| First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X| Then, from any "income on the contract" that is attributable to the purchase payments made prior to August 14, 1982 (including income on such original purchase payments after the exchange);
|X| Then, from any remaining "income on the contract"; and |X| Lastly, from the amount of any "investment in the contract" made after
     August 13, 1982.

Therefore, to the extent a distribution is equal to or less than the investment in the contract made prior to August 14, 1982, such amounts are not included in taxable income. Further, distributions received that are considered to be a return of investment on the contract from purchase payments made prior to August 14, 1982, such distributions are not subject to the 10% tax penalty. In all other respects, the general provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

On November 22, 1999, the Internal Revenue Service issued an acquiescence in the decision of the United States Tax Court in Conway v. Commissioner (111 T.C. 350
(1998)) that a taxpayer's partial surrender of an annuity contract and direct transfer of the resulting proceeds for the purchase of a new annuity contract qualifies as a non-taxable exchange under Section 1035 of the Internal Revenue Code. "Acquiescence" means that the IRS accepts the holding of the Court in a case and that the IRS will follow it in disposing of cases with the same controlling facts. Prior to the Conway decision, industry practice has been to treat a partial surrender of account value as fully taxable to the extent of any gain in the contract for tax reporting purposes and to "step-up" the basis in the contract accordingly. However with the IRS' acquiescence in the Conway decision, partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% IRS tax penalty on pre-age 59 1/2 withdrawals. The IRS reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example, we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. As of the date of this Prospectus, we continue to report partial surrenders of non-qualified annuities as subject to current taxation to the extent of any gain. However, we may change our reporting procedures to treat certain of these transactions as partial 1035 exchanges. Should we do so, we reserve the right to report transactions that may have been designed to receive partial 1035 exchange treatment as partial surrenders subject to current taxation if we, as a reporting and withholding agent, believe that we would be expected to deem a transaction to be abusive.

While the principles expressed in the Conway decision appear applicable to partial exchanges from life insurance, there is no guidance from the Internal Revenue Service as to whether it concurs with non-recognition treatment under
Section 1035 of the Code for such transactions. In addition, please be cautioned that no specific guidance has been provided as to the impact of such a transaction for the remaining life insurance policy, particularly as to the subsequent methods to be used to test for compliance under the Code for both the definition of life insurance and the definition of a modified endowment contract.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding vehicle for various types of tax-qualified retirement plans. We have provided summaries of the types of tax-qualified retirement plans with which we may issue an Annuity. These summaries provide general information about the tax rules and are not intended to be complete discussions. The tax rules regarding qualified plans are complex. These rules may include limitations on contributions and restrictions on distributions, including additional taxation of distributions and additional penalties. The terms and conditions of the tax-qualified retirement plan may impose other limitations and restrictions that are in addition to the terms of the Annuity. The application of these rules depends on individual facts and circumstances. Before purchasing an Annuity for use in a qualified plan, you should obtain competent tax advice, both as to the tax treatment and suitability of such an investment. American Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Corporate Pension and Profit-sharing Plans: Annuities may be used to fund employee benefits of various corporate pension and profit-sharing plans established by corporate employers under Section 401(a) of the Code including 401(k) plans. Contributions to such plans are not taxable to the employee until distributions are made from the retirement plan. The Code imposes limitations on the amount that may be contributed and the timing of distributions. The tax treatment of distributions is subject to special provisions of the Code, and also depends on the design of the specific retirement plan. There are also special requirements as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans: Annuities may also be used to fund benefits of retirement plans established by self-employed individuals for themselves and their employees. These are commonly known as "H.R. 10 Plans" or "Keogh Plans". These plans are subject to most of the same types of limitations and requirements as retirement plans established by corporations. However, the exact limitations and requirements may differ from those for corporate plans.

Tax Sheltered Annuities: Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which contributions may be made by certain qualifying employers such as public schools and certain charitable, educational and scientific organizations specified in Section 501(c)(3) for the benefit of their employees. Such contributions are not taxable to the employee until distributions are made from the TSA. The Code imposes limits on contributions, transfers and distributions. Nondiscrimination requirements also apply.

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Under a TSA, you may be prohibited from taking distributions from the contract attributable to contributions made pursuant to a salary reduction agreement unless the distribution is made:

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|X|  After the participating employee attains age 59 1/2;

|X|  Upon separation from service, death or disability; or

|X|  In the case of financial hardship (subject to restrictions).
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Section 457 Plans: Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax exempt employers for their employees may invest in annuity contracts. The Code limits contributions and distributions, and imposes eligibility requirements as well. Contributions are not taxable to employees until distributed from the plan. However, plan assets remain the property of the employer and are subject to the claims of the employer's general creditors until such assets are made available to participants or their beneficiaries.

Individual Retirement Programs or "IRAs": Section 408 of the Code allows eligible individuals to maintain an individual retirement account or individual retirement annuity ("IRA"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible to establish an IRA and the time when distributions must commence. Further, an Annuity may be established with "roll-over" distributions from certain tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth IRAs: A form of IRA is also available called a "Roth IRA". Contributions to a Roth IRA are not tax deductible. However, distributions from a Roth IRA are free from Federal income taxes and are not subject to the 10% penalty tax if five (5) tax years have passed since the first contribution was made or any conversion from a traditional IRA was made and the distribution is made (a) once the taxpayer is age 59 1/2 or older, (b) upon the death or disability of the taxpayer, or (c) for qualified first-time home buyer expenses, subject to certain limitations. Distributions from a Roth IRA that are not "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers of IRAs and Roth IRAs will receive a special disclosure document, which describes limitations on eligibility, contributions, transferability and distributions. It also describes the conditions under which distributions from IRAs and qualified plans may be rolled over or transferred into an IRA on a tax-deferred basis and the conditions under which distributions from traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs: Eligible employers that meet specified criteria may establish Simplified Employee Pensions or SEP IRAs. Employer contributions that may be made to employee SEP IRAs are larger than the amounts that may be contributed to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?

Distributions from Qualified Contracts are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the proportion of a distribution representing after-tax contributions. Generally, a 10% penalty tax applies to the taxable portion of a distribution from a Qualified Contract made prior to age 59 1/2. However, the 10% penalty tax does not apply when the distribution:

|X| is part of a properly executed transfer to another IRA or another eligible qualified account;
|X| is subsequent to the death or disability of the taxpayer (for this purpose disability is as defined in Section 72(m)(7) of the Code);
|X| is part of a series of substantially equal periodic payments to be paid not less frequently than annually for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|  is subsequent to a separation  from service after the taxpayer  attains age
     55*;
|X| does not exceed the employee's allowable deduction in that tax year for medical care*;
|X| is made to an alternate payee pursuant to a qualified domestic relations order*; and
|X|  is made pursuant to an IRS levy.

The exceptions above which are followed by an asterisk (*) do not apply to IRAs. Certain other exceptions may be available.

Minimum Distributions after age 70 1/2: A participant's interest in a Qualified Contract must generally be distributed, or begin to be distributed, by the "required beginning date". This is April 1st of the calendar year following the later of:

|X| the calendar year in which the individual attains age 70 1/2; or |X| the calendar year in which the individual retires from service with the employer sponsoring the plan. The retirement option is not available to IRAs.

The participant's entire interest must be distributed beginning no later than the required beginning date over a period which may not extend beyond a maximum of the life or life expectancy of the participant (or the life expectancies of the owner and a designated Beneficiary). Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account value by the applicable life expectancy or pursuant to an annuity payout. If the account balance is used, it generally is based upon the Account Value as of the close of business on the last day of the previous calendar year.

If the participant dies before reaching his or her "required beginning date", his or her entire interest must generally be distributed within five (5) years of death. However, this rule will be deemed satisfied if distributions begin before the close of the calendar year following death to a designated
Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased owner would have attained age 70 1/2. A surviving spouse would also have the option to assume the IRA as his or her own if he or she is the sole designated beneficiary. If a participant dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

If the amount distributed is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

GENERAL TAX CONSIDERATIONS

Diversification: Section 817(h) of the Code provides that a variable annuity contract, in order to qualify as an annuity, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of insurance companies). If the diversification requirements under the Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract. The Treasury Department's regulations prescribe the diversification requirements for variable annuity contracts. We believe the underlying mutual fund portfolios should comply with the terms of these regulations.

Transfers Between Investment Options: Transfers between investment options are not subject to taxation. The Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. Such guidelines may or may not address the number of investment options or the number of transfers between investment options offered under a variable annuity. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. It is also not known what effect, if any, such guidelines may have on transfers between the investment options of the Annuity offered pursuant to this Prospectus. We will take any action, including modifications to your Annuity or the Sub-accounts, required to comply with such guidelines if promulgated.

Federal Income Tax Withholding: Section 3405 of the Code provides for Federal income tax withholding on the portion of a distribution which is includible in the gross income of the recipient. Amounts to be withheld depend upon the nature of the distribution. However, under most circumstances a recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by filing a completed election form with us.

Certain distributions, including rollovers, from most Qualified Contracts, may be subject to automatic 20% withholding for Federal income taxes. This will not apply to:

|X|  any portion of a distribution paid as Minimum Distributions;
|X|  direct transfers to the trustee of another retirement plan;
|X| distributions from an individual retirement account or individual retirement annuity;
|X| distributions made as substantially equal periodic payments for the life or life expectancy of the participant in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan; and
|X|  certain other distributions where automatic 20% withholding may not apply.

Loans, Assignments and Pledges: Any amount received directly or indirectly as a loan from, or any assignment or pledge of any portion of the value of, an annuity before annuity payments have begun are treated as a distribution subject to taxation under the distribution rules set forth above. Any gain in an annuity on or after the assignment or pledge of an entire annuity and while such assignment or pledge remains in effect is treated as "income on the contract" in the year in which it is earned. For annuities not issued for as Qualified Contracts, the cost basis of the annuity is increased by the amount of any assignment or pledge includible in gross income. The cost basis is not affected by any repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts: The gift of an annuity to someone other than the spouse of the owner (or former spouse incident to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax Considerations: You should obtain competent tax advice with respect to possible federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping Transfers: Under the Code certain taxes may be due when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract holder. These generation-skipping transfers generally include those subject to federal estate or gift tax rules. There is an aggregate $1 million exemption from taxes for all such transfers. We may be required to determine whether a transaction is a direct skip as defined in the Code and the amount of the resulting tax. We will deduct from your Annuity or from any applicable payment treated as a direct skip any amount of tax we are required to pay.

Considerations for Contingent Annuitants: There may be adverse tax consequences if a contingent annuitant succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor qualifies for preferred treatment under certain sections of the Code. In general, the Code is designed to prevent indefinite deferral of tax. Continuing the benefit of tax deferral by naming one or more contingent annuitants when the Annuity is owned by a non-qualified trust might be deemed an attempt to extend the tax deferral for an indefinite period. Therefore, adverse tax treatment may depend on the terms of the trust, who is named as contingent annuitant, as well as the particular facts and circumstances. You should consult your tax advisor before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?

We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at http://www.americanskandia.com or any other electronic means, including diskettes or CD ROMs. We send a confirmation statement to you each time a transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter. You may request additional reports. We reserve the right to charge up to $50 for each such additional report. Instead of immediately confirming transactions made pursuant to some type of periodic transfer program (such as a dollar cost averaging program) or a periodic Purchase Payment program, such as a salary reduction arrangement, we may confirm such transactions in quarterly statements. You should review the information in these statements carefully.

All errors or corrections must be reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed immediately, we assume all transactions are accurate unless you notify us otherwise within 10 days from the date you receive the confirmation. For transactions that are only confirmed on the quarterly statement, we assume all transactions are accurate unless you notify us within 10 days from the date you receive the quarterly statement. All transactions confirmed immediately or by quarterly statement are deemed conclusive after the applicable 10-day period. We may also send an annual report and a semi-annual report containing applicable financial statements, as of December 31 and June 30, respectively, to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?


American Skandia Life Assurance Corporation ("American Skandia") is a stock life insurance company domiciled in Connecticut with licenses in all 50 states and the District of Columbia. American Skandia is a wholly-owned subsidiary of American Skandia, Inc., formerly known as American Skandia Investment Holding Corporation, whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company. American Skandia markets its products to broker-dealers and financial planners through an internal field marketing staff. In addition, American Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.


American Skandia is in the business of issuing variable annuity and variable life insurance contracts. American Skandia currently offers the following products: (a) flexible premium deferred annuities and single premium fixed deferred annuities that are registered with the SEC; (b) certain other fixed deferred annuities that are not registered with the SEC; (c) certain group variable annuities that are exempt from registration with the SEC that serve as funding vehicles for various types of qualified pension and profit sharing plans; (d) a single premium variable life insurance policy that is registered with the SEC; and (e) a flexible premium life insurance policy that is registered with the SEC.

WHAT ARE SEPARATE ACCOUNTS?

The assets supporting our obligations under the Annuities may be held in various accounts, depending on the obligation being supported. In the accumulation phase, assets supporting Account Values are held in separate accounts established under the laws of the State of Connecticut. We are the legal owner of assets in the separate accounts. In the payout phase, assets supporting fixed annuity payments and any adjustable annuity payments we make available are held in our general account. Income, gains and losses from assets allocated to these separate accounts are credited to or charged against each such separate account without regard to other income, gains or losses of American Skandia or of any other of our separate accounts. These assets may only be charged with liabilities which arise from the annuity contracts issued by American Skandia Life Assurance Corporation. The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment performance of such Sub-accounts. However, the obligations themselves are our general corporate obligations.

Separate Account B

During the accumulation phase, the assets supporting obligations based on allocations to the variable investment options are held in Class 1 Sub-accounts of American Skandia Life Assurance Corporation Variable Account B, also referred to as "Separate Account B". Separate Account B consists of multiple Sub-accounts. The name of each Sub-account generally corresponds to the name of the underlying Portfolio. The names of each Sub-account are shown in the Statement of Additional Information. Separate Account B was established by us pursuant to Connecticut law. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B. The Sub-accounts offered pursuant to this Prospectus are all Class 1 Sub-accounts of Separate Account B. Each class of Sub-accounts in Separate Account B has a different level of charges assessed against such Sub-accounts. You will find additional information about these underlying mutual funds and portfolios in the prospectuses for such funds.

Separate Account B is registered with the SEC under the Investment Company Act of 1940 ("Investment Company Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the investment policies, management or practices of Separate Account B. Each Sub-account invests only in a single mutual fund or mutual fund portfolio. We reserve the right to add Sub-accounts, eliminate Sub-accounts, to combine Sub-accounts, or to substitute underlying mutual funds or portfolios of underlying mutual funds.

Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the underlying mutual funds or fund portfolios, as applicable. We do not guarantee the investment results of any Sub-account. Your Account Value allocated to the Sub-accounts may increase or decrease. You bear the entire investment risk.

Separate Account D

During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in American Skandia Life Assurance Corporation Separate Account D, also referred to as Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D. Separate Account D was established by us pursuant to Connecticut law.

There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.

We have sole discretion over the investment managers retained to manage the assets maintained in Separate Account D. We currently employ investment managers for Separate Account D including, but not limited to, J.P. Morgan Investment Management Inc. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s).

We are not obligated to invest according to specific guidelines or strategies except as may be required by Connecticut and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying mutual fund is registered as an open-end management investment company under the Investment Company Act. Shares of the underlying mutual fund portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights

We are the legal owner of the shares of the underlying mutual funds in which the Sub-accounts invest. However, under SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying mutual fund portfolio requests a vote of shareholders, we will vote our shares in the manner directed by Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying mutual fund portfolio has requested a "proxy" vote with the necessary forms to provide us with their instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

Material Conflicts

It is possible that differences may occur between companies that offer shares of an underlying mutual fund portfolio to their respective separate accounts issuing variable annuities and/or variable life insurance products. Differences may also occur surrounding the offering of an underlying mutual fund portfolio to variable life insurance policies and variable annuity contracts that we offer. Under certain circumstances, these differences could be considered "material conflicts," in which case we would take necessary action to protect persons with voting rights under our variable annuity contracts and variable life insurance policies against persons with voting rights under other insurance companies' variable insurance products. If a "material conflict" were to arise between owners of variable annuity contracts and variable life insurance policies issued by us we would take necessary action to treat such persons equitably in resolving the conflict. "Material conflicts" could arise due to differences in voting instructions between owners of variable life insurance and variable annuity contracts of the same or different companies. We monitor any potential conflicts that may exist.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?


American Skandia Marketing, Incorporated ("ASM"), a wholly-owned subsidiary of American Skandia, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. ASM acts as the distributor of a number of annuity and life insurance products we offer and both American Skandia Trust and American Skandia Advisor Funds, Inc., a family of retail mutual funds. ASM also acts as an introducing broker-dealer through which it receives a portion of brokerage commissions in connection with purchases and sales of securities held by portfolios of American Skandia Trust which are offered as underlying investment options under the Annuity.


ASM's principal business address is One Corporate Drive, Shelton, Connecticut 06484. ASM is registered as broker-dealer under the Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous basis. ASM enters into distribution agreements with independent broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration. Applications for the Annuity are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, ASM may offer the Annuity directly to potential purchasers.


Compensation is paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of the firm. Compensation is generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account. No compensation is payable on Annuities purchased by a member of the designated class of Owners (see "Credits Applied to Purchase Payments for Designated Class of Annuity Owner").


In addition, firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to us or our affiliates. We or ASM may enter into compensation arrangements with certain firms. These arrangements will not be offered to all firms and the terms of such arrangements may differ between firms. Any such compensation will be paid by us or ASM and will not result in any additional charge to you. To the extent permitted by NASD rules and other applicable laws and regulations, ASM may pay or allow other promotional incentives or payments in the form of cash or other compensation.


Advertising: We may advertise certain information regarding the performance of the investment options. Details on how we calculate performance for the Sub-accounts are found in the Statement of Additional Information, including how we account for Credits in these performance measures. This information may help you review the performance of the investment options and provide a basis for comparison with other annuities. This information's usefulness may be limited because of the Credits, since, as of the date of this Prospectus, we were not aware of many annuities with variable and/or market value adjusted fixed investment options that included this type of feature. This information also may be less useful when comparing the performance of the investment options with other savings or investment vehicles. Such other investments may not provide some of the benefits of annuities, or may not be designed for long-term investment purposes. Additionally other savings or investment vehicles may not be receive the beneficial tax treatment given to annuities under the Code.

Performance information on the Sub-accounts is based on past performance only and is not an indication or representation of future performance. Performance of the Sub-accounts is not fixed. Actual performance will depend on the type, quality and, for some of the Sub-accounts, the maturities of the investments held by the underlying mutual funds or portfolios and upon prevailing market conditions and the response of the underlying mutual funds to such conditions. Actual performance will also depend on changes in the expenses of the underlying mutual funds or portfolios. Such changes are reflected, in turn, in the Sub-accounts which invest in such underlying mutual fund or portfolio. In addition, the amount of charges assessed against each Sub-account will affect performance.

Some of the underlying mutual fund portfolios existed prior to the inception of these Sub-accounts. Performance quoted in advertising regarding such Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial offering of the Annuities, or periods during which the underlying mutual fund portfolios have been in existence, but the Sub-accounts have not. Such hypothetical performance is calculated using the same assumptions employed in calculating actual performance since inception of the Sub-accounts.

We may advertise the performance of the underlying mutual fund portfolios in the form of "Standard" and "Non-standard" Total Returns. "Standard Total Return" figures assume that all charges and fees are applicable, including any contingent deferred sales charge that may apply for the period shown but it does not take into consideration any Credits. "Non-standard Total Return" figures may also be used that do not reflect all fees and charges and may assume Credits of 1.5%, 3.0%, 4.0% or 5.0 respectively, depending on the cumulative amount of Purchase Payments being illustrated. The amount of credits illustrated may be more or less than the Credits applicable to your Annuity (see "What are Credits and how do I Receive Them?"). Non-standard Total Returns are calculated in the same manner as standardized returns except that the calculations may assume no redemption at the end of the applicable periods, thus these figures may not take into consideration the Annuity's contingent deferred sales charge. Any performance advertisements will not reflect the impact of any Target Value Credits.

The information we may advertise regarding the Fixed Allocations may include the then current interest rates we are crediting to new Fixed Allocations. Information on current rates will be as of the date specified in such advertisement. Rates will be included in advertisements to the extent permitted by law. Given that the actual rates applicable to any Fixed Allocation are as of the date of any such Fixed Allocation's Guarantee Period begins, the rate credited to a Fixed Allocation may be more or less than those quoted in an advertisement.


Advertisements   we  distribute   may  also  compare  the   performance  of  our
Sub-accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond Index, the Frank Russell non-U.S. Universal Mean, the Morgan Stanley Capital International Index of Europe, Asia and Far East Funds, and the Morgan Stanley Capital International World Index; and/or (b) other management investment companies with investment objectives similar to the mutual fund or portfolio underlying the Sub-accounts being compared. This may include the performance ranking assigned by various publications, including but not limited to the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today and statistical services, including but not limited to Lipper Analytical Services Mutual Funds Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, SEI, the Morningstar Mutual Fund Sourcebook and the Morningstar Variable Annuity/Life Sourcebook.


American Skandia Life Assurance Corporation may advertise its rankings and/or ratings by independent financial ratings services. Such rankings may help you in evaluating our ability to meet our obligations in relation to Fixed Allocations, pay minimum death benefits, pay annuity payments or administer Annuities. Such rankings and ratings do not reflect or relate to the performance of Separate Account B.

AVAILABLE INFORMATION

A Statement of Additional Information is available from us without charge upon your request. This Prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in those registration statements and the exhibits thereto. You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 450 Fifth Street N.W., Washington, D.C., 20549. You may inspect and copy those registration statements and exhibits thereto at the SEC's public reference facilities at the above address, Room 1024, and at the SEC's Regional Offices, 7 World Trade Center, New York, NY, and the Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, IL. These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this Prospectus is modified or superseded by a statement in this Prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Prospectus. The Annual Report on Form 10-K for the year ended December 31, 1999 previously filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents incorporated by reference in this Prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request.


HOW TO CONTACT US
You can contact us by:

|X| calling our Customer Service Team at 1-800-752-6342 or our automated telephone access and response system (STARS) at 1-800-766-4530
|X|  writing to us at American  Skandia Life Assurance  Corporation,  Attention:
     Customer Service, P.O. Box 7038, Bridgeport, Connecticut 06601-7038
|X| sending an email to customerservice@americanskandia.com or visiting our Internet Website at www.americanskandia.com
|X| accessing information about your Annuity through our Internet Website at www.americanskandia.com

You can obtain account information through our automated telephone access and response system (STARS) and at www.americanskandia.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney or a financial professional, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN through our automated telephone access and response system (STARS) and at www.americanskandia.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. American Skandia reserves the right to limit, restrict or terminate telephonic and electronic transaction privileges at any time.


INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS

As of the date of this Prospectus, neither we nor ASM were involved in any litigation outside of the ordinary course of business, and know of no material claims.

EXECUTIVE OFFICERS AND DIRECTORS

Our executive officers, directors and certain significant employees, their ages, positions with us and principal occupations are indicated below. The immediately preceding work experience is provided for officers that have not been employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation
---                                                           --------------------------                        --------------------

Patricia J. Abram                                             Senior Vice President                            Senior Vice President
48                                                                                                       and National Sales Manager,
                                                                                                                      Variable Life:
                                                                                                                   American Skandia
                                                                                                             Marketing, Incorporated

Ms. Abram  joined us in 1998.  She  previously  held the position of Senior Vice
President, Chief Marketing Officer with Mutual Service Corporation. Ms. Abram was employed there since 1982.

Lori Allen                                                    Vice President                                         Vice President:
30                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Kimberly Anderson                                             Vice President                                         Vice President,
33                                                                                                           National Sales Manager/
                                                                                                                    Qualified Plans:
                                                                                            American Skandia Marketing, Incorporated

Robert M. Arena                                               Vice President                                         Vice President:
31                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Arena joined us in 1995. He previously held an internship position with KPMG
Peat  Marwick in 1994 and the position of Group Sales  Representative  with Paul
Revere Insurance from October, 1990 to August, 1993.

Gordon C. Boronow                                             President and                                            President and
47                                                            Deputy Chief Executive Officer         Deputy Chief Executive Officer:
                                                              Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Robert W. Brinkman                                            Senior Vice President                           Senior Vice President,
35                                                                                                           National Sales Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Malcolm M. Campbell                                           Director (since July, 1991)                 Director of Operations and
44                                                                                                     Chief Actuary, Assurance and
                                                                                                        Financial Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Jan R. Carendi                                                Chief Executive                    Senior Executive Vice President and
55                                                            Officer and                      Member of Executive Management Group:
                                                              Chairman of the                         Skandia Insurance Company Ltd.
                                                              Board of Directors
                                                              Director (since May, 1988)

Carl Cavaliere                                                Vice President                                         Vice President:
37                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cavaliere joined us in 1998. He previously held the position of Director of Operations with Aetna, Inc. since 1989.


Y.K. Chan                                                     Senior Vice President                            Senior Vice President
42                                                                                                    and Chief Information Officer:
                                                                                                        American Skandia Information
                                                                                                 Services and Technology Corporation

Mr. Chan joined us in 1999. He previously held the position of Chief Information
Officer with E.M. Warburg Pincus from January 1995 until April 1999 and the position of Vice President, Client Server Application Development with Scudder,
Stevens and Clark from January 1991 until January 1995.

Lucinda C. Ciccarello                                         Vice President                           Vice President, Mutual Funds:
41                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Ciccarello joined us in 1997. She previously held the position of Assistant
Vice President with Phoenix Duff & Phelps since 1984.

Lincoln R. Collins                                            Senior Vice President                           Senior Vice President:
39                                                            Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Tim Cronin                                                    Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cronin joined us in 1998. He previously held the position of  Manager/Client
Investor with Columbia Circle Investors since 1995.

Henrik Danckwardt                                             Director (since July, 1991)                        Director of Finance
46                                                                                                               and Administration,
                                                                                                             Assurance and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Harold Darak                                                  Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.   Darak   joined  us  in  1999.   He   previously   held  the   position  of
Consultant/Senior Manager with Deloitte & Touche since 1998 and the positions of
Second  Vice  President  with The  Guardian  since 1996 and The  Travelers  from
October, 1982 until December, 1995.

Wade A. Dokken                                                Deputy Chief Executive Officer                           DCEO and COO:
40                                                            and Chief Operating Officer                      American Skandia Life
                                                              Director (since July, 1991)                      Assurance Corporation


Elaine C. Forsyth                                             Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Larisa Gromyko                                                Director, Insurance Compliance         Director, Insurance Compliance:
53                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Maureen Gulick                                                Director, Business Operations           Director, Business Operations:
37                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Berthann Jones                                                Vice President                                         Vice President:
45                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Jones  joined  us in  1997.  She  previously  held  the  position  of  Vice
President/Trust  Officer with Ridgefield Bank since 1996 and Manager with Wright
Investors Service since 1993.

Ian Kennedy                                                   Senior Vice President                           Senior Vice President,
52                                                                                                                 Customer Service:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Mr. Ian Kennedy joined us in 1998. He previously was self-employed since 1996 and held the position of Vice President, Customer Service with SunLife of Canada from September, 1968 to August, 1995.

T. Richard Kennedy                                            General Counsel and                                   General Counsel:
65                                                            Director (since March, 2000)                     American Skandia Life
                                                                                                               Assurance Corporation

Mr. T. Richard Kennedy joined us in 1999. He previously was Managing Partner with the law firm of Werner & Kennedy.

N. David Kuperstock                                           Vice President                                         Vice President:
48                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Thomas M. Mazzaferro                                          Executive Vice President and              Executive Vice President and
47                                                            Chief Financial Officer,                      Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Gunnar J. Moberg                                              Director (since October, 1994)         Director - Marketing and Sales,
45                                                                                                          Assurances and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

David R. Monroe                                               Senior Vice President,                          Senior Vice President,
38                                                            Treasurer and                                            Treasurer and
                                                              Corporate Controller                             Corporate Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Monroe joined us in 1996. He  previously  held  positions of Assistant  Vice
President at Allmerica Financial since 1994.

Michael A. Murray                                             Senior Vice President                                  Vice President,
31                                                                                                           National Sales Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Brian O'Connor                                                Vice President                                         Vice President,
35                                                                                                           National Sales Manager,
                                                                                                               Internal Wholesaling:
                                                                                                                    American Skandia

                                                                                                             Marketing, Incorporated

M. Patricia Paez                                              Vice President                                         Chief of Staff:
39                                                                                                            American Skandia, Inc.




Polly Rae                                                     Vice President                                         Vice President:
37                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Rebecca Ray                                                   Vice President                                         Vice President:
44                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Ray  joined us in 1999.  She  previously  held the  position  of First Vice
President with Prudential  Securities since 1997 and Vice President with Merrill
Lynch since 1995.

Rodney D. Runestad                                            Vice President                                         Vice President:
50                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Hayward L. Sawyer                                             Senior Vice President                         Executive Vice President
55                                                                                                           National Sales Manager:
                                                                                                                   American Skandia
                                                                                                             Marketing, Incorporated

Lisa Shambelan                                                Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Karen Stockla                                                 Vice President                                         Vice President,
33                                                                                                Intellectual Resources Department:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Ms. Stockla joined us in 1998. She previously held the position of Manager, Application Development with Citizens Utilities Company since 1996 and HRIS Tech
Support Representative with Yale New Haven Hospital since 1993.

William H. Strong                                             Vice President                                         Vice President:
56                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously held the position of Vice President with American Financial Systems from June 1994 to October 1997 and the position of Actuary with Connecticut Mutual Life from June 1965 to June 1994.

Leslie S. Sutherland                                          Vice President                                         Vice President,
46                                                                                                    National Key Accounts Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Amanda C. Sutyak                                              Vice President                                         Vice President:
42                                                            Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Christian A. Thwaites                                         Senior Vice President                           Senior Vice President,
42                                                                                                      National Marketing Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Mr. Thwaites joined us in 1996. He previously held the position of consultant with Monitor Company since October 1995 and Vice President with Aetna, Inc.
since 1995.


Mary Toumpas                                                  Vice President                                      Vice President and
48                                                                                                              Compliance Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms. Toumpas  joined us in 1997.  She  previously  held the position of Assistant
Vice President with Chubb Life/Chubb Securities since 1973.

Bayard F. Tracy                                               Senior Vice President and                       Senior Vice President,
52                                                            Director (since September, 1994)               National Sales Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Deborah G. Ullman                                             Senior Vice President                        Senior Vice President and
45                                                                                                          Chief Operating Officer:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ullman joined us in 1998. She previously held the position of Vice President with Aetna, Inc. since 1977.

Jeffrey M. Ulness                                             Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Derek Winegard                                                Vice President                                         Vice President:
41                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Winegard  joined us in 1999. He previously held the position of Senior Vice
President with Trust Consultants, Inc. since 1991.

Brett M. Winson                                               Senior Vice President and                       Senior Vice President,
44                                                            Director (since March 2000)          Intellectual Resource Development
                                                                                                              American Skandia, Inc.

Mr. Winson  joined us in 1998.  He  previously  held the position of Senior Vice
President with Sakura Bank, Ltd. since 1990.




CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|  American Skandia Life Assurance Corporation
|X| American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)
|X|  American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|  Current and Effective Yield
|X|  Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|  How We Calculate the Market Value Adjustment

General Information
|X|  Voting Rights
|X|  Modification
|X|  Deferral of Transactions
|X|  Misstatement of Age or Sex
|X|  Ending the Offer

Independent Auditors

Legal Experts

Financial Statements
|X| Appendix A - American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

           APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the
Company:


(in thousands)                                                     For the Year Ended December 31,

                                                 1999              1998           1997           1996            1995
                                                 ----              ----           ----           ----            ----
STATEMENT OF OPERATIONS DATA

Revenues:
Annuity and life insurance
   charges and fees*                       $     289,989   $      186,211   $    121,158     $    69,780   $    38,837
Fee income                                        83,243           50,839         27,593          16,420         6,206
Net investment income                             10,441           11,130          8,181           1,586         1,601
Premium income and
    other revenues                                 3,688            1,360          1,082             265            45
                                           -------------    -------------   ------------     -----------   -----------
Total revenues                             $     387,361    $     249,540   $    158,014     $    88,051   $    46,689
                                           =============    =============   ============     ===========   ===========

Benefits and Expenses:
Annuity and life insurance benefits        $         612    $         558   $      2,033     $       613   $       555
Change in annuity policy reserves                  3,078            1,053             37             635        (6,779)
Cost of minimum death benefit
    reinsurance                                    2,945            5,144          4,545           2,867         2,057
Return credited to contractowners                 (1,639)          (8,930)        (2,018)            673        10,613
Underwriting, acquisition and

    other insurance expenses                     206,350          167,790         90,496          49,887        35,914
Interest expense                                  69,502           41,004         24,895          10,791         6,500
                                           -------------    -------------  -------------    ------------  ------------

Total benefits and expenses                $     280,848    $     206,619  $     119,988    $     65,466  $     48,860
                                           =============    =============  =============    ============  ============
Income tax expense (benefit)               $      30,344    $       8,154  $      10,478    $     (4,038) $        397
                                           =============    =============  =============    ============  ============

Net income (loss)                          $      76,169    $      34,767  $      27,548    $     26,623  $     (2,568)
                                           =============    =============  =============    ============  =============

STATEMENT OF FINANCIAL CONDITION

Total Assets                               $  30,849,414    $  18,848,273  $  12,894,290    $  8,268,696  $  4,956,018
                                           =============    =============  =============    ============  ============

Future fees payable to parent              $     576,034    $     368,978  $     233,034    $     47,112  $          -
                                           =============    =============  =============    ============  ============

Surplus Notes                              $     179,000    $     193,000  $     213,000    $    213,000  $    103,000
                                           =============    =============  =============    ============  ============
Shareholder's  Equity                      $     359,434    $     250,417  $     184,421     $   126,345  $     59,713
                                           =============    =============  =============     ===========  ============

* On annuity and life  insurance  sales of $6,862,968,  $4,159,662,  $3,697,990,
$2,795,114, and $1,628,486 during the years ended December 31, 1999, 1998, 1997,
1996, and 1995, respectively, with contractowner assets under management of $29,396,693, $17,854,761, $12,119,191, $7,764,891, and $4,704,044 as of December
31, 1999, 1998, 1997, 1996 and 1995, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's Discussion and Analysis of Financial Condition and Results of Operations should be read in conjunction with the financial statements and the notes thereto and Item 6, Selected Financial Data.

Management's Discussion and Analysis of Financial Condition and Results of Operations contains certain forward-looking statements pursuant to the Private Securities Litigation Reform Act of 1995. These forward-looking statements are based on estimates and assumptions that involve certain risks and uncertainties, therefore actual results could differ materially due to factors not currently known. These factors include significant changes in financial markets and other economic and business conditions, state and federal legislation and regulation, ownership and competition.

 Results of Operations

 Annuity and life insurance sales increased 65%, 12%, and 32% in 1999, 1998 and 1997, respectively. The Company continues to show significant growth in sales volume as a result of innovative product development activities, the recruitment and retention of top producers, and the success of its highly rated customer service teams. The sales growth was also attributable to the strong performance of the underlying mutual funds, which support the Separate Account assets. All three major distribution channels achieved significant sales growth in 1999.

 As a result of the significant growth in sales and assets under management, contractowner fees and charges and fees generated from transfer agency-type and investment support activities increased considerably over the past three years:

     (annual percentage growth)   1999              1998              1997

   Annuity and life insurance
     charges and fees              56%               54%              74%
   Fee income                      64%               84%              68%

Net investment income decreased 6% in 1999, increased 36% and 416% in 1998 and 1997, respectively. The decrease in 1999 was the result of $1,036,000 of amortization of the premium paid on a derivative instrument purchased during 1999. As noted in Note 2C of Notes to Consolidated Financial Statements, the derivative instrument, an equity put option, was purchased as a hedge against potential GMDB reserves increases. Excluding the derivative amortization, 1999 net investment income increased 3% as a result of increased bond holdings in support of the Company's risk-based capital initiatives. The increases in 1998 and 1997 were generated from the bond holdings, which were increased in 1998 and 1997 to meet risk based capital goals, which in turn, have increased as a result of the growth in business.

 Premium income represents premiums earned on sale of ancillary contracts; immediate annuities with life contingencies, supplementary contracts with life contingencies and certain life insurance products. Sales of supplementary contracts increased in 1999 and decreased in slightly in 1998 and 1997. There were no immediate annuities sold in 1999 and sales in 1998 and 1997 were modest.

 Annuity benefits, which represent immediate annuities, supplementary contracts and death benefits paid on annuity contracts with mortality risks were not significant in each of the past three years due primarily to the age of the policies in force.

 The change in annuity policy reserves includes changes in reserves related to annuity contracts with mortality risks as well as the Company's guaranteed minimum death benefit ("GMDB") liability. During the second quarter of 1999, the Company's agreement to reinsure substantially all of its exposure on the GMDB was terminated and the business was recaptured, as the reinsurer had announced its intention to exit this market. The increase in reserves resulting from this change was offset by a decrease in reserves associated with the change to reserve methodology on the GMDB. The new reserve methodology complies with the National Association of Insurance Commissioners Actuarial Guideline XXXIV. In the later half of 1999, the Company instituted a hedge program to manage the market risk and reserve fluctuations associated with the GMDB policies through the use of equity put options. The Company is currently continuing this program while evaluating alternative hedging strategies.

 The reinsurance premium associated with the GMDB exposure is based on levels of assets under management. Due to increased sales and account growth, this cost had increased in 1997 and 1998 and through May 1999. The termination of the reinsurance treaty as of May 31, 1999 resulted in the year to year decrease in this benefit for the twelve months ended December 31, 1999.

 Return credited to contractowners consists of revenues on the variable and market value adjusted annuities and variable life insurance, offset by the benefit payments and change in reserves required on this business. Market value adjusted annuity activity has the largest impact on this benefit. In 1999, the Separate Account investment returns on these contracts did not meet the expected returns calculated in the reserves. In 1998, the actual returns significantly outperformed the expected returns and in 1997, these expectations were met.

 Underwriting, acquisition and other insurance expenses for 1999, 1998 and 1997 were as follows:


                       (in thousands)                     1999                 1998               1997
                                                          ----                 ----               ----

   Commissions and general expenses                    $ 576,649            $ 342,594          $ 281,560
   Net capitalization of deferred
      acquisition costs                                 (370,299)            (174,804)          (191,064)
                                                       ---------            ---------           ---------

   Underwriting, acquisition and other
      insurance expenses                               $ 206,350             $167,790            $90,496
                                                       =========             ========            =======

Commissions, general operating expenses and the net deferral of acquisition costs have all increased in 1999, due largely to record sales. Current sales trends have resulted in a shift to asset based commission agreements. This coupled with increased asset levels from increased sales and equity market appreciation have led to the increase in commissions and general expenses. In 1998, commissions and general expenses increased as a result of strong sales and start up costs associated with the Company's entry into variable life insurance and qualified plans. The net capitalization of acquisition costs decreased in 1998 as a result of increased amortization. In 1997, expense increases were driven primarily from strong sales.

Interest  expense  increased  $28,498,000,  $16,109,000 and $14,104,000 in 1999,
1998 and 1997, respectively, as a result of additional financing transactions, which consisted of the sale of future fees to the Parent ("securitization transactions"). In addition, the Company retired surplus notes on December 10, 1999 and December 31, 1998 of $14,000,000 and $20,000,000 respectively. Surplus notes outstanding as of December 31, 1999 and 1998 totaled $179,000,000 and $193,000,000, respectively.

The effective income tax rates for the years ended December 31, 1999, 1998 and 1997 were 28%, 19% and 28%, respectively. The effective rate is lower than the corporate rate of 35% due to permanent differences, with the most significant item being the dividend received deduction. Management believes that based on the taxable income produced in the past two years, as well as the continued growth in annuity sales, the Company will produce sufficient taxable income in future years to realize its deferred tax assets.

The Company generated net income after tax of $76,169,000, $34,767,000 and $27,548,000 in 1999, 1998 and 1997, respectively. The Company benefited in each of the past three years from strong sales growth and favorable market conditions. The Company considers Mexico an emerging market and has invested in the Skandia Vida operations with the expectation of generating profits from long-term savings products in future years. As such, Skandia Vida has generated net losses of $2,523,000, $2,514,000 and $1,438,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

Total assets grew 64%, 46%, and 56% in 1999, 1998 and 1997, respectively. These increases were a direct result of the substantial sales volume and market growth of the separate account assets. The sales and market growth also drove increases in deferred acquisition costs, as well as fixed maturity investments held in support of the Company's risk based capital requirements. Liabilities grew 64%, 46%, and 56% in 1999, 1998 and 1997, respectively, as a result of the reserves required for the increased sales activity along with the sale of future fees and charges during these periods. These sales of future fees and charges to the Parent are needed to fund the acquisition costs of the Company's variable annuity and life insurance business.

Liquidity and Capital Resources

The Company's liquidity requirement was met by cash from insurance operations, investment activities, borrowings from its Parent and the sale of rights to future fees and charges to its Parent.

The majority of the operating cash outflow resulted from the sale of variable annuity and variable life products which carry a contingent deferred sales charge. This type of product causes a temporary cash strain in that 100% of the proceeds are invested in separate accounts supporting the product leaving a cash (but not capital) strain caused by the acquisition cost for the new business. This cash strain required the Company to look beyond the cash made available by insurance operations and investments of the Company to financing in the form of surplus notes, capital contributions, the sale of certain rights to future fees and charges as well as modified coinsurance reinsurance arrangements:

     o During 1999 and 1998, the Company  received  $34,800,000 and $22,600,000, respectively, from ASI to support the capital needs of its U.S. operations during the current year along with the following year's anticipated growth in business. In addition, the Company received $1,690,000 and $5,762,000 from ASI in 1999 and 1998 to support its investment in Skandia Vida.

     o Funds received from new securitization transactions amounted to $265,710,000, $169,881,000, and $194,512,000 for 1999, 1998 and 1997,
     respectively (see Note 8 of the Notes to Audited Consolidated Financial Statements). In addition, $71,000,000 was received from ASI in the fourth quarter of 1999 in advance of a securitization transaction completed in the first quarter of 2000.

     o During 1999, 1998 and 1997, the Company extended its reinsurance agreements. The reinsurance agreements are modified coinsurance arrangements where the reinsurer shares in the experience of a specific book of business.

The Company expects the continued use of reinsurance and securitization transactions to fund the cash strain anticipated from the acquisition costs on the coming years' sales volume.

As of December  31, 1999 and 1998,  shareholder's  equity was  $359,434,000  and
$250,417,000,   respectively.  The  increases  were  driven  by  the  previously
mentioned  capital   contributions   received  from  ASI  and  net  income  from
operations.

The Company has long-term surplus notes and short-term borrowings with ASI. No dividends have been paid to ASI.

The National Association of Insurance Commissioners ("NAIC") requires insurance companies to report information regarding minimum Risk Based Capital ("RBC") requirements. These requirements are intended to allow insurance regulators to identify companies which may need regulatory attention. The RBC model law requires that insurance companies apply various factors to asset, premium and reserve items, all of which have inherent risks. The formula includes components for asset risk, insurance risk, interest risk and business risk. The Company has complied with the NAIC's RBC reporting requirements and has total adjusted capital well above required capital.

Effects of Inflation

The rate of inflation has not had a significant effect on the Company's financial statements.

Year 2000 Compliance

The Company's computer support is provided by its affiliate, American Skandia Information Services and Technology Corporation, which also provides such support for the Company's affiliated broker-dealer, American Skandia Marketing, Incorporated and the Company's affiliated investment advisory firm, American
Skandia Investment Services, Incorporated. Because of the nature of the Company's business, any assessment of the potential impact of the Year 2000 issues on the Company must be an assessment of the potential impact of these issues on all these companies, which are referred to below as "American Skandia".

The Company experienced no significant errors or disruptions in computer service, interfaces with computer systems of investment managers, sub-advisors, third party administrators, vendors and other business partners on or after January 1, 2000.

American Skandia engaged external information technology specialists to review its operating systems and internally developed software. The costs associated with these assessments and Year 2000 related remediation was $1,400,000 in 1999 and $750,000 in 1998 and prior. The Company was allocated the majority of these costs.

American Skandia continues to review new and existing systems and has contingency plans in place as part of its Business Continuity Plan. This plan involves virtually all aspects of the business and will continue to be a focus of management beyond the Year 2000 event.

Outlook

The Company believes that it is well positioned to retain and enhance its position as a leading provider of financial products for long-term savings and retirement purposes as well as to address the economic impact of premature death, estate and business planning concerns and supplemental retirement needs. Strength in the areas of investment options offered, innovative and leading edge product offerings and superior customer service are expected to allow the Company to continue to grow market share in a marketplace which continues to grow.

Certain regulatory and legislative initiatives or proposed accounting standards, if adopted, could adversely impact the Company, despite it's strong market position. Of particular importance is President Clinton's proposed budget for 2001, which includes proposed revenue-raising tax changes such as the "DAC tax" on annuity and life products that could further increase the Company's cash strain. In addition, the recently enacted Financial Services Modernization Act, which allows banks and insurance companies to affiliate under a common holding company, may create previously unseen competitive pressures that could impact the Company's ability to do business in the same manner it has previously. Additionally, discussions on regulation of the Internet may impact on the way the Company does business in the future.

QUANTITATIVE AND QUALITATIVE  DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential fluctuations in earnings and the fair value of certain of its assets and liabilities, as well as variations in expected cash flows due to changes in market interest rates and equity prices. The following discussion focuses on specific exposures the Company has to interest rate and equity price risk and describes strategies used to manage these risks. The discussion is limited to financial instruments subject to market risks and is not intended to be a complete discussion of all of the risks the Company is exposed to.

Interest Rate Risk

Fluctuations in interest rates can potentially impact the Company's profitability and cash flows. The Company has 97% of assets held under management that are in non-guaranteed Separate Accounts for which the Company's exposure is not significant as the contractowner assumes substantially all the investment risk. On the remaining 3% of assets the interest rate risk from contracts that carry interest rate exposure, is managed through an asset/liability matching program which takes into account the risk variables of the insurance liabilities supported by the assets.

At December 31, 1999, the Company held in its general account $201,509,000 of fixed maturity investments that are sensitive to changes in interest rates. These securities are held in support of the Company's fixed immediate annuities and supplementary contracts ($29,912,000 in reserves at December 31, 1999) and in support of the Company's target solvency capital. The Company has a conservative investment philosophy with regard to these investments. All investments are investment grade corporate securities, government agency or U.S. government securities.

The Company's deferred annuity products offer a fixed option which subjects the Company to interest rate risk. The fixed option guarantees a fixed rate of interest for a period of time selected by the contractowner. Guarantee period options available range from 1 to 10 years. Withdrawal of funds before the end of the guarantee period subjects the contract holder to a market value adjustment ("MVA"). In the event of rising interest rates, which make the fixed maturity securities underlying the guarantee less valuable, the MVA could be negative. In the event of declining interest rates, which make the fixed maturity securities underlying the guarantee more valuable, the MVA could be positive. The resulting increase or decrease in the value of the fixed option, from calculation of the MVA, should substantially offset the increase or decrease in the market value of the securities underlying the guarantee. The Company maintains strict asset/liability matching to enable this offset. However, the Company still takes on the default risk for the underlying securities, the interest rate risk of reinvestment of interest payments and the risk of failing to maintain the asset/liability matching program with respect to duration and convexity. At December 31, 1999 the Company had $939,585,000 in fixed investment options subject to these risks.

Equity Market Exposure

The primary equity market risk to the Company comes from the nature of the variable annuity and variable life products sold by the Company. Various fees and charges earned are substantially derived as a percentage of the market value of assets under management. In a market decline, this income would be reduced. This could be further compounded by customer withdrawals, net of applicable surrender charge revenues, partially offset by transfers to the fixed option discussed above. A 10% decline in the market value of the assets under management at December 31, 1999, sustained throughout 2000, would result in an approximate drop in related annual fee income of $48,178,000.

As discussed in Note 2 of the Consolidated Financial Statements, in 1999 the Company utilized derivative instruments to hedge against the risk of significant decreases in equity markets which would expose the Company to increases in guaranteed minimum death benefits liabilities. Prior to the implementation of this program the Company utilized reinsurance to transfer this risk.

The Company has a small portfolio of equity investments; mutual funds which are held in support of a deferred compensation program. In the event of a decline in market values of underlying securities, the value of the portfolio would decline, however the accrued benefits payable under the related deferred compensation program would decline by a corresponding amount.

In addition, it is not clear what the impact of a prolonged downturn in the equity markets would have on ongoing sales. Customer's perceptions of a downturn in equity markets coupled with rising interest rates could move them into financial products other than variable annuities or variable life; however, the Company's products might remain attractive to purchasers in relation to other long-term savings vehicles even after such a decline.

                  AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION



                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated statements of financial condition of American Skandia Life Assurance Corporation (the "Company" which is a wholly-owned subsidiary of Skandia Insurance Company Ltd.) as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Skandia Life Assurance Corporation at December 31, 1999 and 1998, and the consolidated results of their operations and cash flows for each of the three years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP


Hartford, Connecticut
February  11,  2000,
except for Note 18 as to which the date is March 22, 2000

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                 Consolidated Statements of Financial Condition
                                 (in thousands)


                                                                                 As of December 31,
                                                                          1999                        1998
                                                                     ---------------            ----------------

ASSETS

Investments:
  Fixed maturities - at amortized cost                               $        3,360             $         8,289
  Fixed maturities - at fair value                                          198,165                     141,195
  Investment in mutual funds - at fair value                                 16,404                       8,210
  Derivative instruments                                                        189                           -
  Policy loans                                                                1,270                         569
                                                                      --------------              --------------

    Total investments                                                       219,388                     158,263

Cash and cash equivalents                                                    89,212                      77,525
Accrued investment income                                                     4,054                       2,880
Deferred acquisition costs                                                1,087,705                     721,507
Reinsurance receivable                                                        4,062                       4,191
Receivable from affiliates                                                        -                       1,161
Income tax receivable - deferred                                             51,726                      38,861
State insurance licenses                                                      4,263                       4,413
Fixed assets                                                                  3,305                         328
Other assets                                                                  4,533                       3,744
Separate account assets                                                  29,381,166                  17,835,400
                                                                     ---------------            ----------------

  Total assets                                                       $   30,849,414             $    18,848,273
                                                                     ===============            ================

LIABILITIES AND SHAREHOLDER'S EQUITY


Liabilities:
Reserve for future contractowner benefits                            $       11,215             $        37,508
Policy reserves                                                              29,912                      25,545
Drafts outstanding                                                           51,059                      28,941
Accounts payable and accrued expenses                                       158,590                      91,827
Income tax payable                                                           24,268                       6,657
Payable to affiliates                                                        68,736                           -
Future fees payable to parent                                               576,034                     368,978
Short-term borrowing                                                         10,000                      10,000
Surplus notes                                                               179,000                     193,000
Separate account liabilities                                             29,381,166                  17,835,400
                                                                     ---------------            ----------------

  Total Liabilities                                                      30,489,980                  18,597,856
                                                                     ---------------            ----------------

Shareholder's equity:
  Common stock, $100 and $80 par value, 25,000 shares authorized,
    issued and outstanding                                                    2,500                       2,000
  Additional paid-in capital                                                215,879                     179,889
  Retained earnings                                                         141,162                      64,993
  Accumulated other comprehensive income                                       (107)                      3,535
                                                                     ---------------            ----------------

    Total Shareholder's equity                                              359,434                     250,417
                                                                     ---------------            ----------------

    Total liabilities and shareholder's equity                       $   30,849,414             $    18,848,273
                                                                     ===============            ================

                See notes to consolidated financial statements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                      Consolidated Statements of Operations
                                 (in thousands)


                                                                     For the Year Ended December 31,
                                                              1999                1998                1997
                                                         --------------       -------------       -------------

REVENUES

Annuity and life insurance charges and fees              $     289,989        $    186,211        $    121,158
Fee income                                                      83,243              50,839              27,593
Net investment income                                           10,441              11,130               8,181
Premium income                                                   1,278                 874                 920
Net realized capital gains                                         578                  99                  87
Other                                                            1,832                 387                  75
                                                         --------------       -------------       -------------

  Total revenues                                               387,361             249,540             158,014
                                                         --------------       -------------       -------------


EXPENSES

Benefits:
  Annuity and life insurance benefits                              612                 558               2,033
  Change in annuity and life insurance policy reserves           3,078               1,053                  37
  Cost of minimum death benefit reinsurance                      2,945               5,144               4,545
  Return credited to contractowners                             (1,639)             (8,930)             (2,018)
                                                         --------------       -------------       -------------

                                                                 4,996              (2,175)              4,597

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                   206,350             167,790              90,496
  Interest expense                                              69,502              41,004              24,895
                                                         --------------       -------------       -------------

                                                               275,852             208,794             115,391
                                                         --------------       -------------       -------------

  Total benefits and expenses                                  280,848             206,619             119,988
                                                         --------------       -------------       -------------

    Income from operations before income tax                   106,513              42,921              38,026

      Income tax expense                                        30,344               8,154              10,478
                                                         --------------       -------------       -------------

        Net income                                       $      76,169        $     34,767        $     27,548
                                                         ==============       =============       =============

                See notes to consolidated financial statements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                 Consolidated Statements of Shareholder's Equity
                                 (in thousands)


                                                                     For the Year Ended December 31,
                                                              1999                1998                1997
                                                         --------------      --------------      --------------

Common stock:
  Beginning balance                                      $       2,000       $       2,000       $       2,000
  Increase in par value                                            500                   -                   -
                                                         --------------      --------------      --------------

    Ending balance                                               2,500               2,000               2,000
                                                         --------------      --------------      --------------

Additional paid in capital:
  Beginning balance                                            179,889             151,527             122,250
  Transferred to common stock                                     (500)                  -                   -
  Additional contributions                                      36,490              28,362              29,277
                                                         --------------      --------------      --------------

    Ending balance                                             215,879             179,889             151,527
                                                         --------------      --------------      --------------

Retained earnings:
  Beginning balance                                             64,993              30,226               2,678
  Net income                                                    76,169              34,767              27,548
                                                         --------------      --------------      --------------

    Ending balance                                             141,162              64,993              30,226
                                                         --------------      --------------      --------------

Accumulated other comprehensive income:

  Beginning balance                                              3,535                 668                (584)
  Other comprehensive income                                    (3,642)              2,867               1,252
                                                         --------------      --------------      --------------

    Ending Balance                                                (107)              3,535                 668
                                                         --------------      --------------      --------------

      Total shareholder's equity                         $     359,434       $     250,417       $     184,421
                                                         ==============      ==============      ==============

                See notes to consolidated financial statements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                      Consolidated Statements of Cash Flows
                                 (in thousands)


                                                                     For the Year Ended December 31,
                                                              1999                1998                1997
                                                         --------------       -------------      --------------

Cash flow from operating activities:

  Net income                                             $      76,169              34,767       $       27,548
  Adjustments to reconcile net income to net
    cash used in operating activities:
      Amortization and depreciation                              1,495                 251                  223
      Deferred tax expense                                     (10,903)            (14,242)              (9,631)
      Change in unrealized losses on derivatives                 3,749                   -                    -
      Increase in policy reserves                                4,367               1,130                3,176
      Change in receivable from/payable to affiliates           69,897                 166               (1,321)
      Change in income tax payable                              17,611               7,704               (2,172)
      Increase in other assets                                    (789)             (1,173)                (415)
      Increase in accrued investment income                     (1,174)               (438)                (483)
      Decrease/(increase) in reinsurance receivable                129               2,152                 (268)
      Increase in deferred acquisition costs                  (366,198)           (174,804)            (190,969)
      Increase in accounts payable and accrued expenses         66,763              20,637                5,719
      Increase in drafts outstanding                            22,118               9,663                6,245
      Change in foreign currency translation, net                  701                 (22)                (34)
      Realized capital gain                                       (578)                (99)                (87)
                                                         --------------       -------------      --------------

        Net cash used in operating activities                 (116,643)            (114,308)           (162,469)
                                                         --------------       -------------      --------------

Cash flow from investing activites:

      Purchase of fixed maturity investments                   (99,250)            (31,828)            (28,905)
      Proceeds from sale and maturity of fixed
        maturity investments                                    36,226               4,049              10,755
      Purchase of derivatives                                   (4,974)                  -                   -
      Purchase of shares in mutual funds                       (17,703)             (7,158)             (5,595)
      Proceeds from sale of shares in mutual funds              14,657               6,086               1,415
      Purchase of fixed assets                                  (3,178)                (18)               (189)
      Increase in policy loans                                    (701)                118                (528)
                                                         --------------       -------------      --------------

        Net cash used in investing activities                  (74,923)            (28,751)            (23,047)
                                                         --------------       -------------      --------------

Cash flow from financing activities:

      Capital contribution from parent                          22,490               8,362              29,277
      Increase in future fees payable to parent                207,056             135,944             185,922
      Net withdrawals from contractowner accounts              (26,293)             (5,696)              6,959
                                                         --------------       -------------      --------------

        Net cash provided by financing activities               203,253             138,610             222,158
                                                         --------------       -------------      --------------

          Net increase/(decrease) in cash and cash
            equivalents                                         11,687              (4,449)             36,642

          Cash and cash equivalents at beginning of year        77,525              81,974              45,332
                                                         --------------       -------------      --------------

            Cash and cash equivalent at end of year      $      89,212              77,525       $      81,974
                                                         ==============       =============      ==============

     Income taxes paid                                   $      23,637              14,651       $      22,308
                                                         ==============       =============      ==============

      Interest paid                                      $      69,697              35,588       $      16,916
                                                         ==============       =============      ==============

                See notes to consolidated financial statements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                   Notes to Consolidated Financial Statements

                                December 31, 1999

1.  ORGANIZATION AND OPERATION

    American Skandia Life Assurance Corporation (the "Company") is a wholly-owned subsidiary of American Skandia, Inc. ("ASI", formerly known as American Skandia Investment Holding Corporation) whose ultimate parent is Skandia Insurance Company Ltd., a Swedish Corporation.

    The Company develops long-term savings and retirement products which are distributed through its affiliated broker/dealer company, American Skandia Marketing, Incorporated ("ASM"). The Company currently issues variable life insurance and variable, fixed, market value adjusted and immediate annuities for individuals, groups and qualified pension plans.

    The Company has 99.9% ownership in Skandia Vida, S.A. de C.V. ("Skandia Vida") which is a life insurance company domiciled in Mexico. Skandia Vida had total shareholder's equity of $4,592,000 and $4,724,000 as of December 31, 1999, and 1998, respectively. The Company considers Mexico an emerging market and has invested in the Skandia Vida operations with the expectation of generating profits from long-term savings products in future years. As such, Skandia Vida has generated net losses of $2,523,000, $2,514,000 and $1,438,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    A.  Basis of Reporting

        The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles. Intercompany transactions and balances have been eliminated in consolidation.

        Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

    B.  New Accounting Pronouncements

        In March 1998, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Software Developed or Obtained for Internal Use. The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed all internal use software related costs as incurred. The Company has identified and capitalized $3,035,000 of costs associated with internal use software during 1999 and is amortizing the applicable costs on a straight-line basis over a three year period. At December 31, 1999, the unamortized balance was $2,920,000 and is included in fixed assets.

        In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). Subsequently, in July 1999, FASB issued FAS 137 "Deferral of the Effective Date of FASB Statement 133". The adoption date was delayed to fiscal years beginning after June 15, 2000. The Company is currently evaluating the potential impact on its financial position.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    C.  Investments

        The Company has classified its fixed maturity investments as either held-to-maturity or available-for-sale. Investments classified as held-to-maturity are investments that the Company has the ability and intent to hold to maturity. Such investments are carried at amortized cost. Those investments which are classified as available-for-sale are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

        The Company has classified its mutual fund investments held in support of a deferred compensation plan are available-for-sale. Such investments are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

        Derivative instruments are recorded consistent with hedged items. The Company hedges the market value fluctuations of the guaranteed minimum death benefit ("GMDB") exposure embedded in its policy reserves and as such, the portion of the derivative instrument which constitutes an effective hedge is carried at market value. The cost associated with the portion of the instrument which is not considered an effective hedge is amortized to investment income over the life of the instrument.

        Policy loans are carried at their unpaid principal balances.

        Realized gains and losses on disposal of investments are determined by the specific identification method and are included in revenues.

    D.  Derivative Instruments

        During the second quarter of 1999, the Company's agreement to reinsure substantially all of its exposure on its GMDB liability was terminated and the business was recaptured, as the reinsurer had recently announced its intention to exit this market. In response, the Company instituted a hedge program to effectively manage the market risk associated with GMDB reserve fluctuations using put options. The cash invested in the put options is at risk to the extent that the value of the underlying index is less than the strike price at the exercise date. This would be offset by a corresponding decrease in the hedged GMDB exposure.

    E.  Cash Equivalents

        The Company considers all highly liquid time deposits, commercial paper and money market mutual funds purchased with a maturity of three months or less to be cash equivalents.

    F.  Fair Values of Financial Instruments

        The methods and assumptions used to determine the fair value of financial instruments are as follows:

        Fair values of fixed maturities with active markets are based on quoted market prices. For fixed maturities that trade in less active markets, fair values are obtained from an independent pricing service.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    F.  Fair Values of Financial Instruments (continued)

        Fair values of investments in mutual funds are based on quoted market prices.

        The fair value of the portion of the derivative instrument which constitutes an effective hedge is determined based on current value of the underlying index.

        The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these investments.

        The carrying value of short-term borrowing approximates fair value due to the short-term nature of these liabilities.

        Fair values of certain financial instruments, such as future fees payable to parent and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

    G.  State Insurance Licenses

        Licenses to do business in all states have been capitalized and reflected at the purchase price of $6,000,000 less accumulated amortization. The cost of the licenses is being amortized on a straight line basis over 40 years.

    H.  Income Taxes

        The Company is included in the consolidated federal income tax return and combined state income tax return of an upstream company, Skandia AFS Development Holding Corporation and certain of its subsidiaries. In accordance with the tax sharing agreement, the federal and state income tax provisions are computed on a separate return basis as adjusted for consolidated items such as net operating loss carryforwards.

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

    I.  Recognition of Revenue and Contract Benefits

        Revenues for variable annuity contracts consist of charges against contractowner account values for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Benefit reserves for variable annuity contracts represent the account value of the contracts and are included in the separate account liabilities.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    I.  Recognition of Revenue and Contract Benefits (continued)

        Revenues for market value adjusted fixed annuity contracts consist of separate account investment income reduced by benefit payments and changes in reserves in support of contractowner obligations, all of which are included in return credited to contractowners. Benefit reserves for these contracts represent the account value of the contracts, and are included in the general account reserve for future contractowner benefits to the extent in excess of the separate account liabilities.

        Revenues for immediate annuity contracts without life contingencies consist of net investment income. Revenues for immediate annuity contracts with life contingencies consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on the Society of Actuaries 1983 Table-a with assumed interest rates that vary by issue year. Assumed interest rates ranged from 6.25% to 8.25% at December 31, 1999 and 1998.

        Revenues for variable life insurance contracts consist of charges against contractowner account values for mortality and expense risk fees, cost of insurance fees, taxes and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. Benefit reserves for variable life insurance contracts represent the account value of the contracts and are included in the separate account liabilities.

    J.  Deferred Acquisition Costs

        The costs of acquiring new business, which vary with and are primarily related to the production of new business, are being deferred net of reinsurance. These costs include commissions, costs of contract issuance, and certain selling expenses that vary with production. These costs are being amortized generally in proportion to expected gross profits from surrender charges, policy and asset based fees and mortality and expense margins. This amortization is adjusted retrospectively and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

        Details of the deferred acquisition costs and related amortization for the years ended December 31, are as follows:


                           (in thousands)                        1999                    1998                  1997
                                                                 ----                    ----                  ----

                  Balance at beginning of year                   $721,507              $546,703              $355,734
                                                                 --------              --------              --------

                  Acquisition costs deferred

                     during the year                              450,059               261,432               243,476

                  Acquisition costs amortized

                     during the year                              (83,861)              (86,628)              (52,507)
                                                                 ---------             --------              --------

                                                                  366,198               174,804               190,969
                                                                  -------               -------               -------

                  Balance at end of year                       $1,087,705              $721,507              $546,703
                                                               ==========              ========              ========

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    K.  Reinsurance

        The Company cedes reinsurance under modified co-insurance arrangements. These reinsurance arrangements provide additional capacity for growth in supporting the cash flow strain from the Company's variable annuity and variable life insurance business. The reinsurance is effected under quota share contracts.

        As noted in Note 2D, the Company reinsured its exposure to market fluctuations associated with its GMDB liability in 1999, 1998 and the beginning of 1997. Under this reinsurance agreement, the Company ceded premiums of $2,945,000, $5,144,000 and $4,545,000; received claim
        reimbursements   of  $242,000,   $9,000  and  $46,000;   and,   recorded
        increases/(decreases) in reserves of ($2,763,000), ($323,000) and $918,000 in each of the three years, respectively.

        At December 31, 1999 and 1998, in accordance with the provisions of a modified coinsurance agreement, the Company accrued $41,000 and $1,976,000, respectively, for amounts receivable from favorable reinsurance experience on a block of variable annuity business.

    L.  Translation of Foreign Currency

        The financial position and results of operations of the Company's Mexican subsidiary are measured using local currency as the functional currency. Assets and liabilities of the subsidiary are translated at the exchange rate in effect at each year-end. Statements of income and shareholder's equity accounts are translated at the average rate prevailing during the year. Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

    M.  Separate Accounts

        Assets and liabilities in Separate Accounts are included as separate captions in the consolidated statements of financial condition. Separate Account assets consist principally of long term bonds, investments in mutual funds, short-term securities and cash and cash equivalents, all of which are carried at fair value. The investments are managed predominately through the Company's investment advisory affiliate, American Skandia Investment Services, Inc. ("ASISI"), utilizing various fund managers as sub-advisors. The remaining investments are managed by independent investment firms. The contractowner has the option of directing funds to a wide variety of mutual funds. The investment risk on the variable portion of a contract is borne by the contractowner. A fixed option with a minimum guaranteed interest rate is also available. The Company is responsible for the credit risk associated with these investments.

        Included in Separate Account liabilities are $896,205,000 and $771,195,000 at December 31, 1999 and 1998, respectively, relating to annuity contracts for which the contractowner is guaranteed a fixed rate of return. Separate Account assets of $896,205,000 and $771,195,000 at December 31, 1999 and 1998, respectively, consisting of long term bonds, short term securities, transfers due from the general account and cash and cash equivalents which are held in support of these annuity contracts, pursuant to state regulation.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    N.  Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant estimates and assumptions are related to deferred acquisition costs and involve policy lapses, investment return and maintenance expenses. Actual results could differ from those estimates.

3.  COMPREHENSIVE INCOME

    The components of comprehensive income, net of tax, for the years ended December 31, 1998, 1997 and 1996 were as follows:


                  (in thousands)                                           1999              1998           1997
                                                                           ----              ----           ----

         Net income                                                       $76,169          $34,767         $27,548
         Other comprehensive income:
            Unrealized investment gains/(losses) on
               available for sale securities                               (3,082)           2,751           1,288
            Reclassification adjustment for realized
               losses/(gains) included in investment income                (1,016)             138             (14)
                                                                           -------       ---------       ---------
            Net unrealized gains/(losses) on securities                    (4,098)           2,889           1,274

            Foreign currency translation                                      456              (22)            (22)
                                                                        ---------       ----------      ----------

         Other comprehensive income                                        (3,642)           2,867           1,252
                                                                         ---------        --------        --------

         Comprehensive income                                             $72,527          $37,634         $28,800
                                                                          =======          =======         =======

    The components of accumulated other comprehensive income, net of tax, as of December 31, 1999 and 1998 were as follows:


                  (in thousands)                                         1999                  1998
                                                                         ----                  ----

         Unrealized investment gains                                     ($255)                $3,843
         Foreign currency translation                                      148                   (308)
                                                                        ------                -------

         Accumulated other comprehensive income                          ($107)                $3,535
                                                                         ======                ======

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

4.  INVESTMENTS

    The amortized cost, gross unrealized gains/losses and estimated fair value of available-for-sale and held-to-maturity fixed maturities and investments in mutual funds as of December 31, 1999 and 1998 are shown below. All securities held at December 31, 1999 and 1998 were publicly traded.

    Investments in fixed maturities as of December 31, 1999 consisted of the following:


                  (in thousands)                                     Held-to-Maturity

                                                                 Gross               Gross
                                           Amortized          Unrealized          Unrealized             Fair
                                             Cost                Gains              Losses               Value

         U.S. Government

            obligations                      $1,105                $  -             $ (1)                $1,104

         Corporate securities                 2,255                   -              (15)                 2,240
                                              -----                ----             -----               -------

            Totals                           $3,360                $  -             $(16)                $3,344
                                             ======                ====             =====                ======



                  (in thousands)                                     Available-for-Sale

                                                                 Gross               Gross
                                           Amortized          Unrealized          Unrealized             Fair
                                             Cost                Gains              Losses               Value

         U.S. Government

            obligations                   $  81,183                $  -           $ (678)             $  80,505

         Obligations of
            state and political
            subdivisions                        253                                   (3)                   250

         Corporate securities               121,859                   -           (4,449)               117,410
                                          ---------                ----            ------             ---------

            Totals                         $203,295                $  -         $ (5,130)              $198,165
                                           ========                ====         =========              ========


         The amortized cost and fair value of fixed maturities, by contractual maturity, at December 31, 1999 are shown below.

                  (in thousands)                        Held-to-Maturity                  Available-for-Sale
                                                        ----------------                  ------------------

                                                    Amortized          Fair             Amortized           Fair
                                                      Cost             Value              Cost              Value

         Due in one year or less                      $3,107          $3,097       $           -  $           -

         Due after one through five years                253             247             130,284            128,250

         Due after five through ten years                  -               -              73,011             69,915
                                                  ----------      ----------          ----------         ----------

               Total                                  $3,360          $3,344            $203,295           $198,165
                                                      ======          ======            ========           ========


                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

4.  INVESTMENTS (continued)

    Investments in fixed maturities as of December 31, 1998 consisted of the following:


                  (in thousands)                       Held-to-Maturity

                                                                    Gross               Gross
                                            Amortized            Unrealized          Unrealized             Fair
                                              Cost                  Gains              Losses               Value
                                              ----                  -----              ------               -----

         U.S. Government

            obligations                       $3,774                 $57                   $-                $3,831

         Obligations of
            state and political
            subdivisions                           -                   -                    -                     -

         Corporate

            securities                         4,515                  34                    -                 4,549
                                             -------                ----                  ---               -------

               Totals                         $8,289                 $91                  $ -                $8,380
                                              ======                 ===                  ===                ======


                  (in thousands)                       Available for Sale

                                                                    Gross               Gross
                                            Amortized            Unrealized          Unrealized             Fair
                                              Cost                  Gains              Losses               Value
                                              ----                  -----              ------               -----

         U.S. Government

            obligations                     $ 17,399              $  678                 $  -             $  18,077

         Obligations of
            state and political

            subdivisions                         253                   7                    -                   260

         Corporate

            securities                       117,774               5,160                 (76)               122,858
                                           ---------             -------              -------            ----------

               Totals                       $135,426              $5,845               $ (76)              $141,195
                                            ========              ======               ======              ========


         Proceeds from sales of fixed maturities during 1999, 1998 and 1997 were $32,196,000, $999,000, and $5,056,000, respectively. Proceeds from maturities during 1999, 1998 and 1997 were $4,030,000,  $3,050,000, and
         $5,700,000, respectively.


                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

4.  INVESTMENTS (continued)

    The cost, gross unrealized gains/losses and fair value of investments in mutual funds at December 31, 1999 and 1998 are shown below:


                  (in thousands)                                 Gross             Gross
                                                              Unrealized        Unrealized              Fair
                                             Cost                Gains            Losses                Value

         1999                              $11,667              $4,763           $ (26)               $16,404
                                           =======              ======           ======               =======

         1998                               $8,068                $416          $ (274)                $8,210
                                            ======                ====          =======                ======


     Net realized  investment gains (losses) were as follows for the years ended
     December 31:

                  (in thousands)                                  1999                  1998                1997
                                                                ------                  ----                ----

         Fixed maturities:
           Gross gains                                        $    253                 $    -              $  10
           Gross losses                                           (228)                    (1)                -
         Investment in mutual funds:
           Gross gains                                             990                    281                116
           Gross losses                                           (437)                  (181)               (39)
                                                               -------                 ------             ------

         Totals                                                 $  578                  $  99              $  87
                                                                ======                  =====              =====

5.  NET INVESTMENT INCOME

    The sources of net investment income for the years ended December 31, 1999, 1998 and 1997 were as follows:

                  (in thousands)                                1999                   1998                1997
                                                                ----                   ----                ----

         Fixed maturities                                      $ 9,461               $  8,534             $6,617
         Cash and cash equivalents                               2,159                  1,717              1,153
         Investment in mutual funds                                 32                  1,013                554
         Policy loans                                               31                     45                 28
         Derivative Instruments                                 (1,036)                     -                  -
                                                             ---------             ----------          ---------

         Total investment income                                10,647                 11,309              8,352
         Investment expenses                                       206                    179                171
                                                            ----------             ----------           --------

         Net investment income                                 $10,441                $11,130             $8,181
                                                               =======                =======             ======

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

6.  INCOME TAXES

    The significant components of income tax expense for the years ended December 31 were as follows:


                (in thousands)                                 1999                  1998                  1997
                                                               ----                  ----                  ----

         Current tax expense                                  $41,248               $22,384               $20,108

         Deferred tax benefit                                 (10,904)              (14,230)               (9,630)
                                                              --------             --------             ---------

         Total income tax expense                             $30,344              $  8,154               $10,478
                                                              =======              ========               =======

         The tax effects of significant items comprising the Company's deferred tax balance as of December 31, 1999 and 1998, are as follows:


                  (in thousands)                                         1999                         1998
                                                                         ----                         ----

         Deferred tax liabilities:
             Deferred acquisition costs                                ($321,873)                  ($210,731)
             Payable to reinsurers                                       (26,733)                    (25,585)
             Policy fees                                                  (1,146)                       (859)
             Net unrealized gains                                            (80)                     (2,069)
                                                                    ------------                 -----------

             Total                                                      (349,832)                   (239,244)
                                                                        --------                   ---------

         Deferred tax assets:
             Net separate account liabilities                            333,521                     225,600
             Future contractowner benefits                                 3,925                      13,128
             Other reserve differences                                    39,645                      25,335
             Deferred compensation                                        18,844                       9,619
             Surplus notes interest                                        5,030                       3,375
             Foreign exchange translation                                    137                         166
             Other                                                           456                         882
                                                                     -----------                ------------
             Total                                                       401,558                     278,105
                                                                        --------                   ---------

             Income tax receivable - deferred                          $  51,726                   $  38,861
                                                                       =========                   =========

         Management believes that based on the taxable income produced in the current year and the continued growth in annuity products, the Company will produce sufficient taxable income in the future to realize its deferred tax asset.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

6.  INCOME TAXES (continued)

    The income tax expense was different from the amount computed by applying the federal statutory tax rate of 35% to pre-tax income from continuing operations as follows:


                  (in thousands)                                    1999               1998                 1997
                                                                    ----               ----                 ----

         Income (loss) before taxes
             Domestic                                             $109,036             $45,435             $39,464
             Foreign                                                (2,523)             (2,514)             (1,438)
                                                                 ----------          ---------           ---------
             Total                                                 106,513              42,921              38,026

             Income tax rate                                            35%                 35%                 35%
                                                                 ---------           ---------           ---------

         Tax expense at federal
             statutory income tax rate                              37,280              15,022              13,309

         Tax effect of:
             Dividend received deduction                            (9,572)             (9,085)             (4,585)
             Losses of foreign subsidiary                              883                 880                 503
             Meals and entertainment                                   664                 487                 340
             State income taxes                                      1,071                 673                 577
             Other                                                      18                 177                 334
                                                                 ---------            --------             -------

         Income tax expense                                      $  30,344            $  8,154             $10,478
                                                                 =========            ========             =======

7.  RECEIVABLE FROM/PAYABLE TO AFFILIATES

    Certain operating costs (including personnel, rental of office space, furniture, and equipment) have been charged to the Company at cost by American Skandia Information Services and Technology Corporation ("ASIST"), an affiliated company; and likewise, the Company has charged operating costs to ASISI. The total cost to the Company for these items was $11,136,000, $7,722,000, and $5,572,000 for the years ended December 31, 1999, 1998 and
    1997, respectively. Income received for these items was $3,919,000, $1,355,000 and $3,225,000 for the years ended December 31, 1999, 1998 and
    1997, respectively.

    The Company had a $10 million short-term loan payable to ASI at December 31, 1999 and 1998. The total interest expense thereon to the Company was $585,000, $622,000 and $642,000 for the years ended December 31, 1999, 1998 and 1997 respectively, of which $182,000 was payable as of December 31, 1999 and 1998.

    Beginning in 1999, the Company was reimbursed by ASM for certain distribution related costs associated with the sales of business through an investment firm where ASM serves as an introducing broker dealer. Under this agreement, the expenses reimbursed in 1999 were $1,441,000. As of December 31,1999, amounts receivable under this agreement were $245,000.

    As of December 31,1999, the Company had received $71,000,000 from ASI in advance of the sale of certain rights to receive future fees and contract charges. This sale is expected to be completed in the first quarter of 2000.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

8.  FUTURE FEES PAYABLE TO PARENT

    In a series of transactions with ASI, the Company sold certain rights to receive future fees and contract charges expected to be realized on variable portions of designated blocks of deferred annuity contracts. The effective dates and issue periods these transactions cover are as follows:


                                   Closing           Effective           Contract Issue
               Transaction           Date              Date                  Period

                   1996-1           12/16/96            9/1/96         1/1/94   -   6/30/96
                   1997-1            7/23/97            6/1/97         3/1/96   -   4/30/97
                   1997-2           12/30/97           12/1/97         5/1/95   -  12/31/96
                   1997-3           12/30/97           12/1/97         5/1/96   -  10/31/97
                   1998-1            6/30/98            6/1/98         1/1/97   -   5/31/98
                   1998-2           11/10/98           10/1/98         5/1/97   -   8/31/98
                   1998-3           12/30/98           12/1/98         7/1/96   -  10/31/98
                   1999-1            6/23/99            6/1/99         4/1/94   -   4/30/99
                   1999-2           12/14/99           10/1/99        11/1/98   -   7/31/99

    In connection with these transactions, ASI issued collateralized notes in a private placement which are secured by the rights to receive future fees and charges purchased from the Company.

    Under the terms of the Purchase Agreements, the rights sold provide for ASI to receive a percentage (80% or 100% depending on the underlying commission option) of future mortality and expense charges and contingent deferred sales charges, after reinsurance, expected to be realized over the remaining surrender charge period of the designated contracts (6 to 8 years).

    The Company did not sell the right to receive future fees and charges after the expiration of the surrender charge period.

    The proceeds from the sales have been recorded as a liability and are being amortized over the remaining surrender charge period of the designated contracts using the interest method. The present values of the transactions as of the respective effective date were as follows:


                                                                                       Present
         (in thousands)           Transaction             Discount Rate                 Value
                                  -----------             -------------                 -----

                                    1996-1                    7.5%                     $50,221
                                    1997-1                    7.5%                      58,767
                                    1997-2                    7.5%                      77,552
                                    1997-3                    7.5%                      58,193
                                    1998-1                    7.5%                      61,180
                                    1998-2                    7.0%                      68,573
                                    1998-3                    7.0%                      40,128
                                    1999-1                    7.5%                     120,632
                                    1999-2                    7.5%                     145,078

         Payments representing fees and charges in the aggregate amount of $131,420,000, $69,226,000 and $22,250,000 were made by the Company to the Parent for the years ended December 31, 1999, 1998 and 1997, respectively. Related interest expense of $52,840,000, $22,978,000 and $6,842,000 has been included in the statement of income for the years ended December 31, 1999, 1998 and 1997, respectively.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

8.  FUTURE FEES PAYABLE TO PARENT (continued)

    Expected payments of future fees payable to ASI as of December 31, 1999 are as follows:


                                            Year Ended

          (in thousands)                    December 31,                     Amount
                                            -----------                      ------

                                               2000                         $103,975
                                               2001                          107,262
                                               2002                          106,491
                                               2003                           97,550
                                               2004                           78,512
                                               2005                           51,839
                                               2006                           25,712
                                               2007                            4,693
                                                                           ---------
                                              Total                         $576,034

         The Commissioner of the State of Connecticut has approved the sale of future fees and charges; however, in the event that the Company becomes subject to an order of liquidation or rehabilitation, the Commissioner has the ability to stop the payments due to the Parent under the Purchase Agreement subject to certain terms and conditions.

9.       LEASES

         The Company leases office space under a lease agreement established in 1989 with ASIST. The lease expense for 1999, 1998 and 1997 was $5,003,000, $3,588,000 and $2,428,000 respectively. Future minimum lease payments per year and in aggregate as of December 31, 1999 are as follows:

         (in thousands)             2000                               $  7,004
                                    2001                                  7,004
                                    2002                                  6,854
                                    2003                                  6,756
                                    2004                                  6,929
                                    2005 and thereafter                  51,865
                                                                       --------

                                    Total                               $86,412
                                                                        =======


10.      RESTRICTED ASSETS

         To comply with certain state insurance departments' requirements, the Company maintains cash, bonds and notes on deposit with various states. The carrying value of these deposits amounted to $4,868,000 and $3,747,000 as of December 31, 1999, and 1998, respectively. These deposits are required to be maintained for the protection of contractowners within the individual states.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         On November 8, 1999, the Board of Directors authorized the Company to increase the par value of its capital stock from $80 per share to $100 per share in order to comply with minimum capital levels as required by the California Department of Insurance. This transaction resulted in a corresponding decrease in paid in and contributed surplus of $500,000 and had no effect on capital and surplus.

         Statutory basis shareholder's equity was $286,385,000 and $285,553,000 at December 31, 1999 and 1998, respectively.

         The  statutory  basis  net  loss  was   $17,672,000,   $13,152,000  and
         $8,970,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

         Under various state insurance laws, the maximum amount of dividends that can be paid to shareholders without prior approval of the state insurance department is subject to restrictions relating to statutory surplus and net gain from operations. At December 31, 1999, no amounts may be distributed without prior approval.

12.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which substantially all employees are eligible. Under this plan, the Company contributes 3% of salary for all participating employees and matches employee contributions at a 50%
         level up to an additional 3% Company contribution. Company contributions to this plan on behalf of the participants were $3,164,000, $2,115,000 and $1,220,000 for the years ended December 31,
         1999, 1998 and 1997, respectively.

         The Company has a deferred compensation plan, which is available to the internal field marketing staff and certain officers. Company contributions to this plan on behalf of the participants were $193,000, $342,000 and $270,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

         The Company and an affiliate cooperatively have a long-term incentive program under which units are awarded to executive officers and other personnel. The Company also has a profit sharing program which benefits all employees below the officer level. These programs consist of multiple plans with new plans instituted each year. Generally, participants must remain employed by the Company or its affiliates at the time such units are payable in order to receive any payments under the program. The accrued liability representing the value of these units was $42,619,000 and $21,372,000 as of December 31, 1999 and 1998,
         respectively. Payments under this plan were $4,079,000, $2,407,000 and $1,119,000 for the years ended December 31, 1999, 1998, and 1997, respectively.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

13.      REINSURANCE

         The effect of reinsurance for the years ended December 31, 1999, 1998 and 1997 is as follows:

         (in thousands)                                   1999
                                                          ----

                             Annuity and Life        Annuity and Life
                                 Insurance               Insurance             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners

         Gross                   $326,670                    $315                 ($1,397)
         Ceded                    (36,681)                  2,763                    (242)
                                 --------                  ------                 --------
         Net                     $289,989                  $3,078                 ($1,639)
                                 ========                  ======                 ========


                                                          1998
                                                          ----

                             Annuity and Life        Annuity and Life
                                 Insurance               Insurance             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners

         Gross                   $215,425                 $   691                 ($8,921)
         Ceded                    (29,214)                    362                      (9)
                                 --------                  ------                 --------
         Net                     $186,211                  $1,053                 ($8,930)
                                 ========                  ======                 ========


                                                          1997
                                                          ----

                             Annuity and life        Annuity and Life
                                 Insurance               Insurance             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners

         Gross                   $144,417                    $955                 ($1,972)
         Ceded                    (23,259)                   (918)                    (46)
                                 --------                   -----                 --------
         Net                     $121,158                   $  37                 ($2,018)
                                 ========                   =====                 ========

         Such ceded reinsurance does not relieve the Company of its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations assumed under the reinsurance agreements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

14.      SURPLUS NOTES

The Company has issued surplus notes to its Parent in exchange for cash. Surplus notes outstanding as of December 31, 1999 and 1998 were as follows:


              (in thousands)
                                                                                            Interest for the
                                        Interest          1999          1998           Years Ended December 31,
              Issue Date                  Rate          Amount         Amount        1999         1998        1997
              ----------                  ----          ------         ------        ----         ----        ----

         December 29, 1993                6.84%                -             -             -        1,387       1,387
         February 18, 1994                7.28%           10,000        10,000           738          738         738
         March 28, 1994                   7.90%           10,000        10,000           801          801         801
         September 30, 1994               9.13%           15,000        15,000         1,389        1,389       1,389
         December 28, 1994                9.78%                -        14,000         1,308        1,388       1,388
         December 19, 1995                7.52%           10,000        10,000           762          762         762
         December 20, 1995                7.49%           15,000        15,000         1,139        1,139       1,139
         December 22, 1995                7.47%            9,000         9,000           682          682         682
         June 28, 1996                    8.41%           40,000        40,000         3,411        3,411       3,411
         December 30, 1996                8.03%           70,000        70,000         5,698        5,699       5,699

         Total                                          $179,000      $193,000       $15,928      $17,396     $17,396
                                                        ========      ========       =======      =======     =======

         The surplus note for $14,000,000 dated December 28, 1994 was converted to additional paid-in capital on December 10, 1999. A surplus note for $20,000,000 dated December 29, 1993 was converted to additional paid-in capital on December 31, 1998. All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal for these notes is subject to certain conditions and require approval by the Insurance Commissioner of the State of Connecticut. At December 31, 1999 and 1998, $14,372,000 and $9,644,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

15.      SHORT-TERM BORROWING

         The Company had a $10 million short-term loan payable to the Parent at December 31, 1999 and 1998. The total interest expense to the Company was $585,000, $622,000 and $642,000 and for the years ended December 31, 1999, 1998 and 1997, respectively, of which $197,000 and $182,000 was payable as of December 31, 1999 and 1998, respectively.

16.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's separate account liabilities are subject to discretionary withdrawal by contractowners at market value or with market value adjustment. Separate account assets which are carried at fair value are adequate to pay such withdrawals which are generally subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
          (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

17.      SEGMENT REPORTING

         During 1998, to complement its annuity products, the Company launched specific marketing and operational activities towards the release of variable life insurance and qualified retirement plan annuity products. Assets under management and sales for the products other than variable annuities have not been significant enough to warrant full segment disclosures as required by SFAS 131, "Disclosures about Segments of an Enterprise and Related Information."

18.      SUBSEQUENT EVENT

         On March 22, 2000, the Company sold certain rights to receive future fees and contract charges expected to be received on variable portions of deferred annuity contracts issued between August 1, 1999 and January 31, 2000. This transaction is the latest in a series of agreements with ASI, as described in Note 8.

         This transaction has an effective date of March 22, 2000. The present value as of this date, discounted at 7.5%, was $171,781,000.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
          (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

19.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:


                   (in thousands)                                            Three months Ended
                                                                             ------------------
                                                     March 31          June 30      September 30       December 31
                                                     --------          -------      ------------       -----------
                       1999
         Premiums and other insurance
            revenues                                   $78,412           $88,435          $97,955          $111,540
         Net investment income                           2,654             2,842            2,735             2,210
         Net realized capital gains                        295                25              206                52
                                                    ----------       -----------       ----------       -----------
         Total revenues                                 81,361            91,302          100,896           113,802

         Benefits and expenses                          64,107            67,803           71,597            77,341
                                                      --------          --------         --------          --------

         Pre-tax net income                             17,254            23,499           29,299            36,461

         Income taxes                                    3,844             7,142            7,898            11,460
                                                     ---------         ---------        ---------           -------

         Net income                                   $ 13,410          $ 16,357         $ 21,401           $25,001
                                                      ========          ========         ========           =======


                                  1998

         Premiums and other insurance
            revenues                                   $50,593           $57,946          $62,445           $67,327
         Net investment income                           3,262             2,410            2,469             2,989
         Net realized capital gains (losses)               156                13              (46)              (24)
                                                    ----------       -----------      -----------       -----------
         Total revenues                                 54,011            60,369           64,868            70,292

         Benefits and expenses                          46,764            42,220           48,471            69,164
                                                      --------          --------         --------          --------

         Pre-tax net income                              7,247            18,149           16,397             1,128

         Income taxes                                    1,175             4,174            2,223               582
                                                     ---------         ---------         --------         ---------

         Net income                                   $  6,072           $13,975          $14,174          $    546
                                                      ========           =======          =======          ========


                       1997
         Premiums and other insurance
            revenues                                   $30,186           $34,056          $41,102           $44,402
         Net investment income                           1,369             2,627            2,031             2,154
         Net realized capital gains                         20                43               21                 3
                                                   -----------       -----------      -----------      ------------
         Total revenues                                 31,575            36,726           43,154            46,559

         Benefits and expenses                          18,319            30,465           31,179            40,025
                                                      --------          --------         --------          --------

         Pre-tax net income                             13,256             6,261           11,975             6,534

         Income taxes                                    4,260             2,614            3,354               250
                                                     ---------         ---------        ---------        ----------

         Net income                                   $  8,996          $  3,647         $  8,621          $  6,284
                                                      ========          ========         ========          ========






      APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the Sub-accounts that commenced operations prior to January 1, 2000 are shown below. All or some of these Sub-accounts were available during the periods shown as investment options for other variable annuities we offer pursuant to different prospectuses. The Insurance Charge assessed against the Sub-accounts under the terms of those other variable annuities are the same as the charges assessed against such Sub-accounts under the Annuity offered pursuant to this Prospectus.

         Unit Prices And Numbers Of Units: The following table shows: (a) the Unit Price, as of the dates shown, for Units in each of the Class 1 Sub-accounts of Separate Account B that commenced operations prior to January 1, 2000 and are being offered pursuant to this Prospectus or which we offer pursuant to certain other prospectuses; and (b) the number of Units outstanding in each such Sub-account as of the dates shown. The year in which operations commenced in each such Sub-account is noted in parentheses. The portfolios in which a particular Sub-account invests may or may not have commenced operations prior to the date such Sub-account commenced operations. The initial offering price for each Sub-account was $10.00.


                                                                       Year Ended December 31,

-----------------------------------------------------------------------------------------------------------------------------------
                         1999        1998       1997       1996       1995        1994       1993       1992       1991        1990
-----------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Global
Leaders (1)

(1999)

Unit Price               $11.72          -          -          -           -          -          -          -           -          -
Number of Units          23,100          -          -          -           -          -          -          -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Special
Equity (1)

(1999)

Unit Price               $12.19          -          -          -           -          -          -          -           -          -
Number of Units         152,341          -          -          -           -          -          -          -           -          -
------------------------------------------------------------------------------------------------------------------------------------
AST AIM
International Equity
(2)

(1989)
Unit Price               $43.99      27.18      22.95      19.70       18.23      16.80      16.60      12.37       13.69      12.98
Number of Units      16,903,882 17,748,560 17,534,233 17,220,688  14,393,137 14,043,215  9,063,464  1,948,773   1,092,902    398,709
------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth ((1)
(1999)

Unit Price               $11.27          -          -          -           -          -          -          -           -          -
Number of Units         409,467          -          -          -           -          -          -          -           -          -
------------------------------------------------------------------------------------------------------------------------------------
AST JanCap Growth

(1992)

Unit Price               $60.44      39.54      23.83      18.79       14.85      10.91      11.59      10.51           -          -
Number of Units      94,850,623 80,631,598 62,486,302 46,779,164  28,662,737 22,354,170 13,603,637  1,476,139           -          -
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth with
Income (1)

(1999)

Unit Price               $10.49          -          -          -           -          -          -          -           -          -
Number of Units         741,323          -          -          -           -          -          -          -           -          -
------------------------------------------------------------------------------------------------------------------------------------




                                                                     Year Ended December 31,

------------------------------------------------------------------------------------------------------------------------------------
                       1999        1998       1997       1996       1995        1994       1993       1992       1991        1990
------------------------------------------------------------------------------------------------------------------------------------
AST Federated High
Yield

(1994)

Unit Price               $14.38      14.30      14.13      12.62       11.27       9.56          -          -           -          -
Number of Units      41,588,401 40,170,144 29,663,242 15,460,522   6,915,158  2,106,791          -          -           -          -
------------------------------------------------------------------------------------------------------------------------------------
AST Money Market

(1992)

Unit Price               $12.38      12.00      11.57      11.16       10.77      10.35      10.12      10.01           -          -
Number of Units     187,609,708 75,855,442 66,869,998 42,435,169  30,564,442 27,491,389 11,422,783    457,872           -          -
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Technology (1)
(1999)

Unit Price               $16.52          -          -          -           -          -          -          -           -          -
Number of Units       4,622,241          -          -          -           -          -          -          -           -          -
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Dynamics (1)
(1999)

Unit Price               $13.91          -          -          -           -          -          -          -           -          -
Number of Units       2,022,584          -          -          -           -          -          -          -           -          -
------------------------------------------------------------------------------------------------------------------------------------

1.   These Portfolios were first offered as Sub-accounts on October 18, 1999.
2. Effective May 3, 1999, A I M Capital Management, Inc. became Sub-advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam International Equity." Prior to October 15, 1996, Seligman Henderson Co. served as the Sub-advisor of the Portfolio, then named "Seligman Henderson International Equity Portfolio."

                   American Skandia Life Assurance Corporation

                            Attention: Concierge Desk
                              For Written Requests:

                                  P.O. Box 883
                           Shelton, Connecticut 06484

                            For Electronic Requests:


                       customerservice@americanskandia.com


                             For Requests by Phone:

                                 1-800-752-6342

--------------------------------------------------------------------------------
                  PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS EVAXT-PROS (05/2000).
--------------------------------------------------------------------------------


             -------------------------------------------------------
                                (print your name)



             -------------------------------------------------------
                                    (address)

             -------------------------------------------------------
                              (city/state/zip code)

ADDITIONAL   INFORMATION:   Inquiries   will  be   answered   by  calling   your
representative or by writing to:

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                       at

                                  P.O. Box 883
                           Shelton, Connecticut 06484

                                       or


                       customerservice@americanskandia.com


Issued by:                                                          Serviced at:

AMERICAN SKANDIA LIFE                                      AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                                      ASSURANCE CORPORATION
One Corporate Drive                                                 P.O. Box 883
Shelton, Connecticut 06484                            Shelton, Connecticut 06484
Telephone: 1-800-752-6342                              Telephone: 1-800-752-6342


http://www.americanskandia.com                    http://www.americanskandia.com


                                 Distributed by:

                    AMERICAN SKANDIA MARKETING, INCORPORATED
                               One Corporate Drive
                           Shelton, Connecticut 06484
                             Telephone: 203-926-1888

                         http://www.americanskandia.com







                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                 One Corporate Drive, Shelton, Connecticut 06484

This Prospectus describes American Skandia XTra CreditSM Premier, a flexible premium deferred annuity (the "Annuity") offered by American Skandia Life Assurance Corporation ("we", "our" or "us"). The Annuity may be offered as an individual annuity contract or as an interest in a group annuity. This Prospectus describes the important features of the Annuity and what you should consider before purchasing the Annuity. We have also filed a Statement of Additional Information that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described on page 57. The Annuity or certain of its investment options and/or features may not be available in all states. Various rights and benefits may differ between states to meet applicable laws and/or regulations. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?

This Annuity is frequently used for retirement planning. It may be used as an investment vehicle for an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)). It may also be used for other purposes that are not "qualified" investments. The Annuity allows you to invest your money in a number of variable investment options as well as in one or more fixed investment options. You are not taxed on any investment gains the Annuity earns until you make a withdrawal from the Annuity or begin to receive annuity payments. This feature, referred to as "tax-deferral", can be beneficial to the growth of your Account Value because money that would otherwise be needed to pay taxes on investment gains each year remains invested and can earn additional money. However, because the Annuity is designed for long-term retirement savings, a 10% penalty tax may be applied on withdrawals you make before you reach age 59 1/2.

WHAT ARE SOME OF THE KEY FEATURES OF THE ANNUITY?
|X| The Annuity is a "flexible premium deferred annuity." It is called "flexible premium" because you have considerable flexibility in the timing and amount of premium payments. Generally, investors "defer" receiving annuity payments until after an accumulation period.

|X| This Annuity offers both variable and fixed investment options. If you allocate your Account Value to variable investment options, the value of your Annuity will vary daily to reflect the investment performance of the underlying investment options. Fixed investment options of different durations are offered that are guaranteed by us, but may have a Market Value Adjustment.

|X| The Annuity features two distinct phases - the accumulation period and the payout period. During the accumulation period your Account Value is allocated to one or more underlying investment options. The variable investment options, each a Class 1 Sub-account of American Skandia Life Assurance Corporation Variable Account B, invest in an underlying mutual fund portfolio. Currently, portfolios of the following underlying mutual funds are being offered: American Skandia Trust, The Alger American Fund, Montgomery Variable Series, Wells Fargo Variable Trust, Rydex Variable Trust, INVESCO Variable Investment Funds, Inc., Evergreen Variable Annuity Trust and ProFund VP.

|X| During the payout period, commonly called "annuitization," you can elect to receive annuity payments (1) for life; (2) for life with a guaranteed minimum number of payments; (3) based on joint lives; (4) for a guaranteed number of payments; or other options we may make available.

|X| This Annuity offers two different types of Credits. We add a Credit to your Annuity with each purchase payment we receive. We also provide an additional 1% credit on Purchase Payments made within the first year and may provide certain additional benefits if your Account Value has not reached a Target Value on its 10th anniversary.

|X| This Annuity offers a basic Death Benefit. It also offers two Optional Death Benefits that provide an enhanced level of protection for your beneficiary(ies) for an additional charge.

|X| You are allowed to withdraw a certain amount of money from your Annuity on an annual basis free of any charges. Other product features allow you to access your Account Value as necessary, although a charge may apply.

|X| Transfers between investment options are tax-free. You may make twelve transfers each year free of charge. We also offer several programs that enable you to manage your Account Value as your financial needs and investment performance change.

--------------------------------------------------------------------------------
These annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in this annuity involves certain investment risks, including possible loss of principal.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PLEASE READ THIS PROSPECTUS AND THE CURRENT PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS. KEEP THEM FOR FUTURE REFERENCE.

                   FOR FURTHER INFORMATION CALL 1-800-752-6342
Prospectus Dated: May 1, 2000
Statement of Additional Information Dated: May 1, 2000
FUSI XT-PROS- (05/2000)                                              FUSI XTPROS

HOW DO I PURCHASE THIS ANNUITY?

We sell the Annuity through licensed, registered financial professionals. You must complete an application and submit a minimum initial purchase payment of $1,000. We may allow you to make a lower initial purchase payment provided that the purchase payments received in the first Annuity Year total at least $1,000. If the Annuity is owned by an individual or individuals, the oldest of those persons must be age 80 or under. If the Annuity is owned by an entity, the annuitant must be age 80 or under.

================================================================================
If you purchase this Annuity, we apply an additional amount (an XTra CreditSM) to your account value with each purchase payment you make, including your initial purchase payment and any additional purchase payments.

================================================================================

    This  Annuity  features  the  same  Insurance  Charge  as many of  American
     Skandia's other variable annuities. However, if you make a withdrawal that exceeds the free withdrawal amount or choose to surrender your Annuity, the contingent deferred sales charge (CDSC) on this Annuity is higher and is deducted for a longer period of time as compared to our other variable annuities. As with any annuity that features a CDSC, you should consider your need to access your account value during the CDSC period and whether the liquidity provision under the Annuity will satisfy that need.
================================================================================
    The XTra  CreditSM  amount is  included  in your  account  value.  However,
     American Skandia may take back the original XTra CreditSM amount applied to your purchase payment if you die, or elect to withdraw all or a portion of your account value under the medically-related waiver provision, within 12 months of having received an XTra CreditSM amount. In either situation, the value of the XTra CreditSM amount could be substantially reduced. However, any investment gain on the XTra CreditSM amount will not be taken back. Additional conditions and restrictions apply.
================================================================================
American Skandia offers several different annuities which your financial professional may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the annuity. The different features and benefits include variations in death benefit protection, the ability to access your annuity's account value and the charges that you will be subject to if you choose to surrender the annuity. The fees and charges may also be different between each annuity.

If you are purchasing the Annuity as a replacement for existing variable annuity or variable life coverage, you should consider any surrender or penalty charges you may incur when replacing your existing coverage and that this Annuity may be subject to a contingent deferred sales charge if you elect to surrender the Annuity or take a partial withdrawal. You should consider your need to access the annuity's account value and whether the annuity's liquidity features will satisfy that need.

Trustees of qualified retirement plans considering using this Annuity as a funding vehicle for such plans should consult with counsel when evaluating the annuity's benefits and costs. In addition, if you are purchasing this Annuity as an Individual Retirement Annuity or Tax Sheltered Annuity, you should discuss with your financial professional how the benefits and costs of this annuity will fit within your overall financial plan.

                               Mailing Addresses:

                   New Business/Additional Purchase Payments:

                   American Skandia Life Assurance Corporation
                                  P.O. Box 7040
                            Bridgeport, CT 06601-7040

                               Exchange Paperwork:

                   American Skandia Life Assurance Corporation
                                  P.O. Box 7039
                            Bridgeport, CT 06601-7039

                            All other correspondence:

                   American Skandia Life Assurance Corporation
                                  P.O. Box 7038
                            Bridgeport, CT 06601-7038

                             Express/Overnight Mail:

                   American Skandia Life Assurance Corporation
                              Three Corporate Drive
                                Shelton, CT 06484

TABLE OF CONTENTS

GLOSSARY OF TERMS..................................................................................................................6

SUMMARY OF CONTRACT FEES AND CHARGES...............................................................................................7

EXPENSE EXAMPLES...................................................................................................................9

INVESTMENT OPTIONS................................................................................................................13

   WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?.............................................................13
   WHAT ARE THE FIXED INVESTMENT OPTIONS?.........................................................................................23

FEES AND CHARGES..................................................................................................................24

   WHAT ARE THE CONTRACT FEES AND CHARGES?........................................................................................24
   WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?..................................................................25
   WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?...................................................................................25
   WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYOUT?..............................................................................25

PURCHASING YOUR ANNUITY...........................................................................................................25

   WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?..........................................................................25

MANAGING YOUR ANNUITY.............................................................................................................26

   MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?................................................................26
   MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?..................................................................................26
   MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?.......................................................................................26
   MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?...................................................................26
   MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?...............................................................27

MANAGING YOUR ACCOUNT VALUE.......................................................................................................27

   HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?...................................................................................27
   HOW DO I RECEIVE CREDITS?......................................................................................................27
   HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?...................................................................................28
   ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?.....................................................29
   DO YOU OFFER DOLLAR COST AVERAGING?............................................................................................29
   DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?...............................................................................30
   DO YOU OFFER A PROGRAM TO BALANCE FIXED AND VARIABLE INVESTMENTS?..............................................................30
   MAY I AUTHORIZE MY FINANCIAL REPRESENTATIVE TO MANAGE MY ACCOUNT?..............................................................31
   HOW DO THE FIXED INVESTMENT OPTIONS WORK?......................................................................................31
   HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?..............................................................................31
   HOW DOES THE MARKET VALUE ADJUSTMENT WORK?.....................................................................................31
   WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?.................................................................................32
   ADDITIONAL AMOUNTS IN THE FIXED ALLOCATIONS....................................................................................32

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE..........................................................................................33


ACCESS TO ACCOUNT VALUE...........................................................................................................34

   WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?...............................................................................34
   ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?..................................................................................35
   CAN I WITHDRAW A PORTION OF MY ANNUITY?........................................................................................35
   IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?....................................................................................35
   CAN I MAKE WITHDRAWALS FROM MY ANNUITY WITHOUT A CDSC?.........................................................................35
   HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?..................................................................................35
   CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?...............................................36
   DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(T) OF THE INTERNAL REVENUE CODE?.......................................36
   WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?.............................................................36
   CAN I SURRENDER MY ANNUITY FOR ITS VALUE?......................................................................................37
   WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?....................................................................37
   WHAT TYPES OF ANNUITY PAYMENT OPTIONS ARE AVAILABLE UPON ANNUITIZATION?........................................................37
   HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?...........................................................................38
   HOW ARE ANNUITY PAYMENTS CALCULATED?...........................................................................................38

DEATH BENEFIT.....................................................................................................................38

   WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?..................................................................................38
   DEATH BENEFIT OPTIONS..........................................................................................................38

VALUING YOUR INVESTMENT...........................................................................................................41

   HOW IS MY ACCOUNT VALUE DETERMINED?............................................................................................41
   WHAT IS THE SURRENDER VALUE OF MY ANNUITY?.....................................................................................41
   HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?....................................................................................41
   HOW DO YOU VALUE FIXED ALLOCATIONS?............................................................................................42
   WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?....................................................................................42

TAX CONSIDERATIONS................................................................................................................42

   WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?...............................................................42
   HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?......................................................................43
   IN GENERAL, HOW ARE ANNUITIES TAXED?...........................................................................................43
   HOW ARE DISTRIBUTIONS TAXED?...................................................................................................43
   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?...................................45
   HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?..........................................................................46
   GENERAL TAX CONSIDERATIONS.....................................................................................................46

GENERAL INFORMATION...............................................................................................................47

   HOW WILL I RECEIVE STATEMENTS AND REPORTS?.....................................................................................47
   WHO IS AMERICAN SKANDIA?.......................................................................................................48
   WHAT ARE SEPARATE ACCOUNTS?....................................................................................................48
   WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?...........................................................................49
   WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?.........................................................................49
   AVAILABLE INFORMATION..........................................................................................................51
   INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE................................................................................51
   HOW TO CONTACT US..............................................................................................................51
   INDEMNIFICATION................................................................................................................52
   LEGAL PROCEEDINGS..............................................................................................................52
   EXECUTIVE OFFICERS AND DIRECTORS...............................................................................................52
   CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............................................................................58

APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA..........................................................................1


APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B..............................................................1

                                GLOSSARY OF TERMS

Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.

Account Value: The value of each allocation to a Sub-account or a Fixed Allocation prior to the Annuity Date, plus any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC") and/or any Annual Maintenance Fee. The Account Value includes any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine Account Value for your entire Annuity. The Account Value of each Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuity Date: The date you choose for annuity payments to commence. There may be a maximum Annuity Date in certain states.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed Allocation: An allocation of Account Value that is to be credited a fixed rate of interest for a specified Guarantee Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim Value: As of any particular date, the initial value allocated to the Fixed Allocation plus all interest credited to the Fixed Allocation as of the date calculated, less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value adjustment used in the determination of Account Value of each Fixed Allocation on a day other than such Fixed Allocation's Maturity Date.

Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity. With an Annuity issued as a certificate under a group annuity contract, the "Owner" refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender Value: The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC and Annual Maintenance Fee and any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity.

Unit: A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and expenses we charge for the Annuity. Some charges are assessed against your Annuity while others are assessed against assets allocated to the variable investment options. The charges that are assessed against the Annuity include the Contingent Deferred Sales Charge, Annual Maintenance Fee, Transfer Fee and the Tax Charge. The charge that is assessed against the variable investment options is the Insurance Charge, which is the combination of a mortality and expense risk charge and a charge for administration of the Annuity. Each underlying mutual fund portfolio assesses a charge for investment management and for other expenses. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying funds. In certain states, a premium tax charge may be applicable. All of these fees and expenses are described in more detail within this Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                            Your Transaction Expenses

------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- ----------------------------------
                                Amount Deducted/

         Fee/Expense                                 Description Of Charge                                    When Deducted

------------------------------- ----------------------------------------------------------------- ----------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ ----------------------------------
Contingent Deferred Sales       Yr. 1   Yr. 2  Yr. 3  Yr. 4   Yr. 5  Yr. 6  Yr. 7   Yr. 8  Yr.              Upon Surrender or
Charge                                                                                      9+             Partial Withdrawal
The charge is a percentage of                                                                    Applicable period measured from the
each applicable purchase                                                                         date  each purchase payment is
payment                                                                                          allocated
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ ----------------------------------
                                 8.5%   8.5%   8.5%    8.5%   7.5%   5.5%    3.5%   1.5%   0.0%
------------------------------- ----------------------------------------------------------------- ----------------------------------
Annual Maintenance Fee                       Smaller of $30 or 2% of Account Value                     Annually on the contract's
                                                                                                  anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------------------------------------------

Transfer Fee                                                 $10.00                             After the 12th transfer each annuity
                                                                                                                  year

------------------------------- ----------------------------------------------------------------- ----------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

------------------------------- ----------------------------------------------------------------- ----------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                  Annual Expenses of the Sub-Accounts
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- ----------------------------------
Mortality & Expense Risk
Charge                                                       1.25%
                                                                                                                  Daily

Administration Charge                                        0.15%

Total  Annual  Expenses of the          1.40% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
------------------------------- ----------------------------------------------------------------- ----------------------------------
* The  combination of the Mortality and Expense Risk Charges and  Administration
Charge is referred to as the "Insurance Charge" elsewhere in this prospectus.

--------------------------------------------------------------------------------
                                Optional Benefits

We offer two different Optional Death Benefits that provide an enhanced level of protection for your beneficiary(ies). Please refer to the section entitled "Death Benefit" for a complete discussion of the Optional Death Benefits we offer.

---------------------------------------------- -------------------------------------------- ----------------------------------------

            Death Benefit Option                 Death Benefit equal to the greater of:            Additional Charge (annually)
---------------------------------------------- -------------------------------------------- ----------------------------------------
---------------------------------------------- -------------------------------------------- ----------------------------------------
                                               1.   Account Value (no MVA)
                                               2.   Sum of Purchase Payments minus
                  OPTION 1                          the proportional impact of                  0.30% of the current Death Benefit
                                                    withdrawals increasing at 5.0%
                                                    annually
                                               3.   Highest Anniversary Value

---------------------------------------------- ---------------------------------------- --------------------------------------------
---------------------------------------------- ---------------------------------------- --------------------------------------------
                                               1.   Account Value (no MVA)
                                               2.   Sum of Purchase Payments minus
                  OPTION 2                          the proportional impact of                  0.50% of the current Death Benefit
                                                    withdrawals increasing at 7.2%
                                                    annually
                                               3.   Highest Anniversary Value

---------------------------------------------- -------------------------------------------- ----------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Below are the investment management fee, other expenses, and the total annual expenses for each underlying Portfolio as of December 31, 1999. The total annual expenses are the sum of the investment management fee, other expenses and any 12b-1 fees. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets. For certain of the underlying Portfolios, a portion of the management fee is being waived and/or other expenses are being partially reimbursed. "N/A" indicates that no portion of the management fee and/or other expenses is being waived and/or reimbursed. Any footnotes about expenses appear after the list of all the portfolios. Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust. The underlying mutual fund portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ ----------
                                                    Management     Other          Estimated    Total Annual   Fee          Net
                                                       Fees         Expenses    Distribution    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                               and Service    Operating    and           Fund
                                                                                   (12b-1)       Expenses    Expense       Operating
                                                                                  Fees (1)                   Reimbursement  Expenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ ----------
American Skandia Trust:

  AST Founders Passport                               1.00%          0.29%          0.00%         1.29%          N/A         1.29%
  AST AIM International Equity                        0.87%          0.31%          0.04%         1.22%          N/A         1.22%
  AST Janus Overseas Growth                           1.00%          0.23%          0.02%         1.25%          N/A         1.25%
  AST American Century International Growth           1.00%          0.50%          0.00%         1.50%          N/A         1.50%
  AST American Century International Growth II        1.00%          0.26%          0.02%         1.28%          N/A         1.28%
  AST MFS Global Equity (3)                           1.00%          1.11%          0.00%         2.11%         0.36%        1.75%
  AST Janus Small-Cap Growth                          0.90%          0.18%          0.01%         1.09%          N/A         1.09%
  AST Kemper Small-Cap Growth                         0.95%          0.19%          0.03%         1.17%          N/A         1.17%
  AST Lord Abbett Small Cap Value                     0.95%          0.29%          0.00%         1.24%          N/A         1.24%
  AST T. Rowe Price Small Company Value               0.90%          0.21%          0.00%         1.11%          N/A         1.11%
  AST Janus Mid-Cap Growth (4)                        1.00%          0.22%          0.04%         1.26%          N/A         1.26%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.23%          0.04%         1.17%          N/A         1.17%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.23%          0.12%         1.25%          N/A         1.25%
  AST Alger All-Cap Growth(5)                         0.95%          0.22%          0.06%         1.23%          N/A         1.23%
  AST T. Rowe Price Natural Resources                 0.90%          0.26%          0.01%         1.17%          N/A         1.17%
  AST Alliance Growth                                 0.90%          0.21%          0.00%         1.11%          N/A         1.11%
  AST MFS Growth (3)                                  0.90%          0.45%          0.00%         1.35%          N/A         1.35%
  AST Marsico Capital Growth                          0.90%          0.18%          0.04%         1.12%          N/A         1.12%
  AST JanCap Growth                                   0.90%          0.14%          0.01%         1.05%         0.04%        1.01%
  AST Sanford Bernstein Managed Index 500             0.60%          0.19%          0.00%         0.79%          N/A         0.79%
  AST Cohen & Steers Realty                           1.00%          0.27%          0.02%         1.29%          N/A         1.29%
  AST American Century Income & Growth                0.75%          0.23%          0.00%         0.98%          N/A         0.98%
  AST Alliance Growth and Income                      0.75%          0.18%          0.08%         1.01%         0.01%        1.00%
  AST MFS Growth with Income                          0.90%          0.33%          0.00%         1.23%          N/A         1.23%
  AST INVESCO Equity Income                           0.75%          0.18%          0.04%         0.97%          N/A         0.97%
  AST AIM Balanced                                    0.74%          0.26%          0.02%         1.02%          N/A         1.02%
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.22%          0.00%         1.07%          N/A         1.07%
  AST T. Rowe Price Global Bond                       0.80%          0.31%          0.00%         1.11%          N/A         1.11%
  AST Federated High Yield                            0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST PIMCO Total Return Bond                         0.65%          0.17%          0.00%         0.82%          N/A         0.82%
  AST PIMCO Limited Maturity Bond                     0.65%          0.21%          0.00%         0.86%          N/A         0.86%
  AST Money Market                                    0.50%          0.15%          0.00%         0.65%         0.05%        0.60%

The Alger  American Fund:

  Growth                                              0.75%          0.04%            N/A         0.79%         0.00%        0.79%
  MidCap Growth                                       0.80%          0.05%            N/A         0.85%         0.00%        0.85%

Montgomery Variable Series:

  Emerging Markets                                    1.25%          0.50%            N/A         1.75%         0.00%        1.75%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ ----------





------------------------------------------------- --------------- ------------- -------------- ------------- ------------ ----------
                                                    Management     Other          Estimated    Total Annual   Fee          Net
                                                       Fees         Expenses    Distribution    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                               and Service    Operating    and           Fund
                                                                                   (12b-1)       Expenses    Expense       Operating
                                                                                  Fees (1)                   Reimbursement  Expenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ ----------
Wells Fargo Variable Trust:

  Equity Value                                        0.55%          0.37%          0.25%         1.17%         0.17%        1.00%

Rydex Variable Trust:

  Nova                                                0.75%          0.80%           None         1.55%         0.00%        1.55%
  Ursa                                                0.90%          0.83%           None         1.73%         0.00%        1.73%
  OTC                                                 0.75%          0.80%           None         1.55%         0.00%        1.55%

INVESCO Variable Investment Funds, Inc.:

  Technology                                           0.75%         0.78%           None          1.53%         0.21%        1.32%
  Health Sciences                                      0.75%         2.11%           None          2.86%         1.37%        1.49%
  Financial Services                                   0.75%         1.75%           None          2.50%         1.09%        1.41%
  Telecommunications                                   0.75%         0.55%           None          1.30%         0.02%        1.28%
  Dynamics                                             0.75%         1.53%           None          2.28%         0.99%        1.29%

Evergreen Variable Annuity Trust:

  Omega                                                0.60%         0.36%            N/A          0.96%         0.00%        0.96%
  Equity Index (6)                                     0.40%         0.42%            N/A          0.82%         0.51%        0.31%
  Foundation                                           0.83%         0.12%            N/A          0.95%         0.00%        0.95%
  Global Leaders                                       0.95%         0.25%            N/A          1.20%         0.19%        1.01%
  Capital Growth                                       0.80%         0.38%            N/A          1.18%         0.00%        1.18%
  Special Equity (6)                                   1.36%         2.35%            N/A          3.71%         2.68%        1.03%
  Perpetual International                              1.00%         0.96%            N/A          1.96%         0.00%        1.96%
  Blue Chip                                            0.61%         0.65%            N/A          1.26%         0.26%        1.00%

ProFund VP:

  Europe 30                                            0.75%         1.39%           0.25%         2.39%         0.61%        1.78%
  UltraSmall-Cap                                       1.53%         1.53%           0.25%         2.53%         0.83%        1.70%
  UltraOTC                                             0.75%         0.97%           0.25%         1.97%         0.32%        1.65%
------------------------------------------------- --------------- ------------- --------------

1 American Skandia Trust (the "Trust") adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's Investment Manager to receive brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these commissions to promote the sale of shares of such Portfolios. The staff of the Securities and Exchange Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios. The Portfolios would pay the same or comparable commission amounts irrespective of the Distribution Plan; accordingly, total returns for the Portfolios are not expected to be adversely affected. The Distribution Fee estimates are derived from data regarding each Portfolio's brokerage transactions, and the proportions of such transactions directed to selling dealers, for the period ended December 31, 1999. However, it is not possible to determine with accuracy actual amounts that will be received under the Distribution Plan. Such amounts will vary based upon the level of a Portfolio's brokerage activity, the proportion of such activity directed under the Distribution Plan, and other factors.
2 The Investment Manager of American Skandia Trust has agreed to reimburse and/or waive fees for certain Portfolios until at least October 17, 2000. The caption "Total Annual Fund Operating Expenses" reflects the Portfolios' fees and expenses before such waivers and reimbursements, while the caption "Net Annual Fund Operating Expenses" reflects the effect of such waivers and reimbursements.
3 These Portfolios commenced operations on October 18, 1999. "Other Expenses" are based on estimated amounts for the fiscal year ending December 31, 2000.
4 This Portfolio commenced operations on May 1, 2000. "Other Expenses" are based on estimated amounts for the fiscal year ending December 31, 2000.
5 This Portfolio commenced operations as of December 30, 1999. "Other Expenses" shown are based on estimated amounts for the fiscal year ending December 31, 2000.
6 These portfolios commenced operations on September 30, 1999. Expenses have been estimated based upon current fund contracts.

EXPENSE EXAMPLES

These examples are designed to assist you in understanding the various costs and expenses you will incur with the Annuity over certain periods of time based on specific assumptions. The examples reflect expenses of our Sub-accounts, as well as those of the underlying mutual fund portfolios. The Securities and Exchange Commission ("SEC") requires these examples.

The examples shown assume that: (a) you only allocate Account Value in the Sub-accounts; (b) fees and expenses remain constant; (c) you make no withdrawals of Account Value during the period shown; (d) you make no transfers, withdrawals, surrender or other transaction that we charge a fee during the period shown; (e) no tax charge applies; (f) the expenses throughout the period for the underlying mutual fund portfolios will be the "Net Annual Fund Operating Expenses," as shown above in the section entitled "Underlying Mutual Fund Portfolio Annual Expenses"; and (g) the Credit applicable to your Annuity is 3% of Purchase Payments. The Credit may be less when total Purchase Payments are less then $10,000 and may be more when total Purchase Payments are at least $1,000,000 (see "How do I receive Credits?"). The examples do not reflect the charge for any optional benefits that may be offered under the Annuity. The examples also do not reflect the impact of any Target Value Credits that may be applied to Purchase Payments within the first Annuity Year.

THE  EXAMPLES  ARE  ILLUSTRATIVE   ONLY  -  THEY  SHOULD  NOT  BE  CONSIDERED  A
REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                  (amounts shown are rounded to the nearest dollar)
------------------------------------------------------------------------------------------------------------------------------------

                                       ---------------------------------------------- ---- -----------------------------------------
                                       If you surrender  your Annuity at the end  If you do not surrender your Annuity at the end
                                       of the applicable time period, you would   of the applicable time period or begin taking
                                       pay the following expenses on a $1,000     annuity payments at such time, you would pay the
                                       investment, assuming 5% annual return on   following expenses on a $1,000 investment,
                                       assets:                                    assuming 5% annual return on assets:

                                       ------------------------------------------- ------- -----------------------------------------


                                         After:                                           After:
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- --------- ----- --------- ---------- ------- ---------- --------- ---------- ----------
Sub-Account:                              1 Year    3 Years    5 Years   10 Years           1 Year     3 Years   5 Years    10 Years
-------------------------------------------- --------- ----- --------- ---------- ------- ---------- --------- ---------- ----------
-------------------------------------------- --------- ----- --------- ---------- ------- ---------- --------- ---------- ----------
AST Founders Passport                         114        174       226        319                29         89        151        319
AST AIM International Equity                  114        172       222        311                29         87        147        311
AST Janus Overseas Growth                     114        173       224        314                29         88        149        314
AST American Century International Growth     117        181       237        340                32         96        162        340
AST American Century  International  Growth   114        173       226        318                29         88        151        318
II

AST MFS Global Equity                         119        188       249        363                34        103        174        363
AST Janus Small-Cap Growth                    112        167       215        297                27         82        140        297
AST Kemper Small-Cap Growth                   113        170       220        306                28         85        145        306
AST Lord Abbett Small Cap Value               114        173       223        313                29         88        148        313
AST T. Rowe Price Small Company Value         112        168       217        300                27         83        142        300
AST Janus Mid-Cap Growth                      114        173       225        316                29         88        150        316
AST Neuberger Berman Mid-Cap Growth           113        170       220        306                28         85        145        306
AST Neuberger Berman Mid-Cap Value            114        173       224        314                29         88        149        314
AST Alger All-Cap Growth                      114        172       223        312                29         87        148        312
AST T. Rowe Price Natural Resources           113        170       220        306                28         85        145        306
AST Alliance Growth                           112        168       217        300                27         83        142        300
AST MFS Growth                                115        176       229        325                30         91        154        325
AST Marsico Capital Growth                    112        168       217        301                27         83        142        301
AST JanCap Growth                             111        165       212        290                26         80        137        290
AST Sanford Bernstein Managed Index 500       109        158       200        267                24         73        125        267
AST Cohen & Steers Realty                     114        174       226        319                29         89        151        319
AST American Century Income & Growth          111        164       210        287                26         79        135        287
AST Alliance Growth and Income                111        165       211        289                26         80        136        289
AST MFS Growth with Income                    114        172       223        312                29         87        148        312
AST INVESCO Equity Income                     110        164       209        285                25         79        134        285
AST AIM Balanced                              111        165       212        290                26         80        137        290
AST American Century Strategic Balanced       112        168       217        299                27         83        142        299
AST T. Rowe Price Asset Allocation            112        167       215        297                27         82        140        297
AST T. Rowe Price Global Bond                 112        168       217        300                27         83        142        300
AST Federated High Yield                      110        163       208        282                25         78        133        282
AST PIMCO Total Return Bond                   109        159       201        270                24         74        126        270
AST PIMCO Limited Maturity Bond               109        160       203        274                24         75        128        274
AST Money Market                              107        152       190        247                22         67        115        247

AA Growth                                     109        158       200        267                24         73        125        267
AA MidCap Growth                              109        160       203        273                24         75        128        273

MV Emerging Markets                           119        188       249        363                34        103        174        363

WFVT Equity Value                             111        165       211        289                26         80        136        289

Rydex Nova                                    117        182       240        345                32         97        165        345
Rydex Ursa                                    119        187       248        361                34        102        173        361
Rydex OTC                                     117        182       240        345                32         97        165        345
------------------------------------------------- ---------- --------- ---------- ------- ---------- --------- ---------- ----------






                                       After:                                            After:
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------- --------- ---------- --------- ---------- ------- ---------- --------- ---------- ----------
Sub-Account:                             1 Year    3 Years    5 Years   10 Years           1 Year     3 Years   5 Years    10 Years
--------------------------------------- --------- ---------- --------- ---------- ------- ---------- --------- ---------- ----------
INVESCO VIF Technology                        114        175       228        321                29         90        153        321
INVESCO VIF Health Sciences                   116        180       236        339                31         95        161        339
INVESCO VIF Financial Services                116        178       232        331                31         93        157        331
INVESCO VIF Telecommunications                114        173       226        318                29         88        151        318
INVESCO VIF Dynamics                          114        174       226        319                29         89        151        319

Evergreen VA Omega                            110        163       209        284                25         78        134        284
Evergreen VA Equity Index                     104        143       175        216                19         58        100        216
Evergreen VA Foundation                       110        163       208        283                25         78        133        283
Evergreen VA Global Leaders                   111        165       212        290                26         80        137        290
Evergreen VA Capital Growth                   113        171       220        307                28         86        145        307
Evergreen VA Special Equity                   111        165       212        291                26         80        137        291
Evergreen VA Perpetual International          121        195       261        385                36        110        186        385
Evergreen VA Blue Chip                        111        165       211        289                26         80        136        289

ProFund VP Europe 30                          119        189       251        366                34        104        176        366
ProFund VP UltraSmall-Cap                     119        187       247        359                34        102        172        359
ProFund VP UltraOTC                           118        185       245        355                33        100        170        355
--------------------------------------- --------- ---------- --------- ---------- ------- ---------- --------- ---------- ----------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable investment option is a Class 1 Sub-account of American Skandia Life Assurance Corporation Variable Account B (see "What are Separate Accounts" for more detailed information.) Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The following chart classifies each of the Portfolios based on our assessment of their investment style (as of the date of this Prospectus). The chart also provides a short description of each Portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any underlying mutual fund portfolio will meet its investment objective.

The name of the advisor/sub-advisor for each Portfolio appears next to the description. Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust. The investment manager for AST is American Skandia Investment Services, Inc. ("ASISI"), an affiliated company. However, a sub-advisor, as noted below, is engaged to conduct day-to-day investment decisions.

Some of the Portfolios available as Sub-accounts under the Annuity are managed by the same portfolio advisor or sub-advisor as a retail mutual fund that the Portfolio may have been modeled after at the Portfolio's inception. Certain retail mutual funds may also have been modeled after a Portfolio. While the investment objective and policies of the funds may be substantially similar, the actual investments made by the funds will differ to varying degrees. Differences in the performance of the funds can be expected, and in some cases could be substantial. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds.

================================================================================
Effective January 19, 2000, the AST Janus Small-Cap Growth portfolio is no longer offered as a Sub-account under the Annuity. Owners of Contracts issued on or before January 18, 2000 may not allocate additional Account Value or make transfers into the AST Janus Small-Cap Growth Sub-account, except that, Owners who had previously elected a bank drafting, dollar cost averaging, asset allocation and/or rebalancing program will be allowed to continue. However, no changes involving the AST Janus Small-Cap Growth Sub-account may be made to such programs.

Effective March 1, 2000, the AST Janus Overseas Growth portfolio is no longer offered as a Sub-account under the Annuity, except as noted below. Owners of Contracts issued on or before February 29, 2000 with Account Value allocated to the AST Janus Overseas Growth Sub-account may continue to allocate Account Value and make transfers into the AST Janus Overseas Growth Sub-account, including any bank drafting, dollar cost averaging, asset allocation and rebalancing programs. Contracts issued on or after March 1, 2000 will not be allowed to allocate Account Value to the AST Janus Overseas Growth Sub-account.

The Portfolios may be offered as a Sub-account to Contract Owners at some future date; however, at the present time, American Skandia has no intention to do so.

================================================================================

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.


------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                                  PORTFOLIO
            STYLE/                          INVESTMENT OBJECTIVES/POLICIES                         ADVISOR/
             TYPE                                                                                SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST Money  Market:  seeks to  maximize  current      J.P. Morgan Investment Management
  CAPITAL                        income and maintain  high levels of  liquidity.                     Inc.
  PRESERVATION                   The  Portfolio   attempts  to  accomplish   its
                                 objective  by  maintaining  a   dollar-weighted
                                 average  maturity  of not more than 90 days and
                                 by investing in securities which have effective
                                 maturities of not more than 397 days.

------------------------------------------------------------------------------------------------------------------------------------
                                 AST  PIMCO  Limited  Maturity  Bond:  seeks  to     Pacific Investment Management
 SHORT-TERM BOND                 maximize   total   return    consistent    with                Company
                                 preservation of capital and prudent  investment
                                 management.  The  Portfolio  will  invest  in a
                                 diversified     portfolio    of    fixed-income
                                 securities of varying  maturities.  The average
                                 portfolio  duration of the Portfolio  generally
                                 will  vary  within  a one- to  three-year  time
                                 frame based on the  Sub-advisor's  forecast for
                                 interest rates.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST PIMCO Total Return Bond:  seeks to maximize     Pacific Investment Management
LONG-TERM                        total return  consistent  with  preservation of                Company
  BOND                           capital and prudent investment management.  The
                                 Portfolio   will   invest   in  a   diversified
                                 portfolio of fixed-income securities of varying
                                 maturities.  The average portfolio  duration of
                                 the  Portfolio  generally  will  vary  within a
                                 three-  to  six-year  time  frame  based on the
                                 Sub-advisor's forecast for interest rates.

------------------------------  ----------------------------------------------------------------------------------------------------
HIGH YIELD BOND                  AST  Federated  High Yield:  seeks high current     Federated Investment Counseling
                                 income by investing  primarily in a diversified
                                 portfolio  of  fixed  income  securities.   The
                                 Portfolio  will  invest  at  least  65%  of its
                                 assets in  lower-rated  corporate  fixed income
                                 securities  ("junk bonds").  These fixed income
                                 securities   may  include   preferred   stocks,
                                 convertible  securities,   bonds,   debentures,
                                 notes,   equipment   lease   certificates   and
                                 equipment  trust  certificates.   A  fund  that
                                 invests  primarily in lower-rated  fixed income
                                 securities  will be subject to greater risk and
                                 share price  fluctuation  than a typical  fixed
                                 income fund, and may be subject to an amount of
                                 risk that is  comparable  to  or  greater  than
                                 many  equity funds.
------------------------------  ----------------------------------------------------------------------------------------------------
 GLOBAL BOND                     AST T. Rowe Price Global Bond: seeks to provide    Rowe Price-Fleming International, Inc.
                                 high  current  income  and  capital  growth  by
                                 investing  in  high-quality  foreign  and  U.S.
                                 government  bonds. The Portfolio will invest at
                                 least 65% of its total  assets in bonds  issued
                                 or   guaranteed   by  the   U.S.   or   foreign
                                 governments  or their  agencies  and by foreign
                                 authorities,   provinces  and   municipalities.
                                 Corporate  bonds  may  also be  purchased.  The
                                 Sub-advisor  bases its investment  decisions on
                                 fundamental  market factors,  currency  trends,
                                 and credit  quality.  The  Portfolio  generally
                                 invests in countries  where the  combination of
                                 fixed-income   returns  and  currency  exchange
                                 rates appears  attractive,  or, if the currency
                                 trend is  unfavorable,  where  the  Sub-advisor
                                 believes   that  the   currency   risk  can  be
                                 minimized  through  hedging.  The Portfolio may
                                 also  invest  up to 20% of  its  assets  in the
                                 aggregate in below investment-grade,  high-risk
                                 bonds ("junk bonds").
------------------------------  ----------------------------------------------------------------------------------------------------
ASSET ALLOCATION                 AST T. Rowe  Price  Asset  Allocation:  seeks a     T. Rowe Price Associates, Inc.
                                 high  level  of  total   return  by   investing
                                 primarily in a  diversified  portfolio of fixed
                                 income and  equity  securities.  The  Portfolio
                                 normally invests approximately 60% of its total
                                 assets  in equity  securities  and 40% in fixed
                                 income securities. The Sub-advisor concentrates
                                 common  stock   investments  in  larger,   more
                                 established  companies,  but the  Portfolio may
                                 include small and  medium-sized  companies with
                                 good growth prospects. The fixed income portion
                                 of  the  Portfolio  will  be  allocated   among
                                 investment  grade  securities,  high  yield  or
                                 "junk"   bonds,   foreign   high  quality  debt
                                 securities and cash reserves.
------------------------------  ----------------------------------------------------------------------------------------------------
BALANCED                         AST  AIM   Balanced:   seeks   to   provide   a     A I M Capital Management, Inc.
                                 well-diversified  portfolio of stocks and bonds
                                 that  will  produce  both  capital  growth  and
                                 current income.  The Portfolio attempts to meet
                                 its objective by investing, normally, a minimum
                                 of 30% and a maximum of 70% of its total assets
                                 in equity securities and a minimum of 30% and a
                                 maximum   of  70%  of  its   total   assets  in
                                 non-convertible     debt    securities.     The
                                 Sub-advisor  will  primarily   purchase  equity
                                 securities  for  growth  of  capital  and  debt
                                 securities for income purposes.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                                  PORTFOLIO
            STYLE/                          INVESTMENT OBJECTIVES/POLICIES                         ADVISOR/
             TYPE                                                                                SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
BALANCED                         AST American Century Strategic Balanced:  seeks     American Century  Investment Management, Inc.
(Cont.)                          capital   growth  and   current   income.   The
                                 Sub-advisor  intends to maintain  approximately
                                 60%  of  the   Portfolio's   assets  in  equity
                                 securities and the remainder in bonds and other
                                 fixed income  securities.  Both the Portfolio's
                                 equity  and  fixed  income   investments   will
                                 fluctuate in value. The equity  securities will
                                 fluctuate  depending on the  performance of the
                                 companies that issued them,  general market and
                                 economic  conditions,  and investor confidence.
                                 The fixed income  investments  will be affected
                                 primarily by rising or falling  interest  rates
                                 and the credit quality of the issuers.
                                ----------------------------------------------------------------------------------------------------
                                 Evergreen  VA  Foundation:  seeks,  in order of     Evergreen Asset  Management  Corp.
                                 priority,  reasonable  income,  conservation of
                                 capital and capital appreciation. The Portfolio
                                 invests  principally in a combination of common
                                 stocks,    securities   convertible   into   or
                                 exchangeable for common stocks and fixed income
                                 securities. Common stocks are selected based on
                                 a   combination   of  financial   strength  and
                                 estimated   growth   potential.   Fixed  income
                                 securities are selected based on the investment
                                 adviser's   projections   of  interest   rates,
                                 varying  amounts  and  maturities  in  order to
                                 achieve capital  protection and, when possible,
                                 capital     appreciation.      Under     normal
                                 circumstances,  the Portfolio  anticipates that
                                 at least 25% of its net assets will  consist of
                                 fixed income securities.
------------------------------  ----------------------------------------------------------------------------------------------------
EQUITY INCOME                    AST INVESCO Equity Income: seeks capital growth     INVESCO Funds Group, Inc.
                                 and  current  income  while   following   sound
                                 investment  practices.  The Portfolio  seeks to
                                 achieve   its   objective   by   investing   in
                                 securities   that  are   expected   to  produce
                                 relatively    high   levels   of   income   and
                                 consistent,   stable  returns.   The  Portfolio
                                 normally will invest at least 65% of its assets
                                 in dividend-paying  common and preferred stocks
                                 of domestic and foreign  issuers.  Up to 30% of
                                 the  Portfolio's  assets  may  be  invested  in
                                 equity  securities  that  do  not  pay  regular
                                 dividends.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST Alliance Growth and Income: seeks long-term     Alliance Capital Management L.P.
                                 growth of capital and income  while  attempting
                                 to  avoid  excessive   fluctuations  in  market
                                 value.  The  Portfolio  normally will invest in
                                 common stocks (and securities  convertible into
                                 common  stocks).  The  Sub-advisor  will take a
                                 value-oriented approach, in that it will try to
                                 keep  the   Portfolio's   assets   invested  in
                                 securities   that  are  selling  at  reasonable
                                 prices in relation to their  value.  The stocks
                                 that the Portfolio will normally  invest in are
                                 those of seasoned  companies  that are expected
                                 to  show  above-average  growth  and  that  the
                                 Sub-advisor  believes  are in  sound  financial
                                 condition.
                                 ---------------------------------------------------------------------------------------------------
                                 AST  American  Century  Income & Growth:  seeks      American Century Investment Management,  Inc.
                                 capital   growth  with  current   income  as  a
                                 secondary  objective.   The  Portfolio  invests
                                 primarily in common stocks that offer potential
GROWTH                           for capital  growth,  and may,  consistent with
                                 its investment objective, invest in stocks that
   &                             offer   potential  for  current   income.   The
INCOME                           Sub-advisor utilizes a quantitative  management
                                 technique  with a goal of  building  an  equity
                                 portfolio that provides better returns than the
                                 S&P 500 Index  without  taking  on  significant
                                 additional risk and while  attempting to create
                                 a dividend  yield that will be greater than the
                                 S&P 500 Index.
                                ----------------------------------------------------------------------------------------------------
                                 AST MFS Growth with  Income:  seeks  reasonable     Massachusetts Financial Services Company
                                 current income and long-term capital growth and
                                 income.  Under normal  market  conditions,  the
                                 Portfolio  invests  at least  65% of its  total
                                 assets in common stocks and related securities,
                                 such   as   preferred    stocks,    convertible
                                 securities and depositary receipts.  The stocks
                                 in which the Portfolio  invests  generally will
                                 pay  dividends.  While the Portfolio may invest
                                 in  companies  of  any  size,   the   Portfolio
                                 generally  focuses  on  companies  with  larger
                                 market  capitalizations  that  the  Sub-advisor
                                 believes have sustainable  growth prospects and
                                 attractive  valuations  based  on  current  and
                                 expected  earnings or cash flow.  The Portfolio
                                 may  invest  up to  20% of its  net  assets  in
                                 foreign securities.
------------------------------  ----------------------------------------------------------------------------------------------------
REAL ESTATE                      AST Cohen & Steers  Realty:  seeks to  maximize     Cohen & Steers Capital Management,
  (REIT)                         total return through  investment in real estate                                Inc.
                                 securities.    The   Portfolio    pursues   its
                                 investment    objective   by   seeking,    with
                                 approximately  equal  emphasis,  capital growth
                                 and current income. Under normal circumstances,
                                 the Portfolio will invest  substantially all of
                                 its  assets in the  equity  securities  of real
                                 estate companies,  i.e., a company that derives
                                 at  least   50%  of  its   revenues   from  the
                                 ownership, construction,  financing, management
                                 or sale of real estate or that has at least 50%
                                 of its  assets  in  real  estate.  Real  estate
                                 companies  may include  real estate  investment
                                 trusts or REITs.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                                  PORTFOLIO
            STYLE/                          INVESTMENT OBJECTIVES/POLICIES                         ADVISOR/
             TYPE                                                                                SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
S&P 500 INDEX                    Evergreen  VA Equity  Index:  seeks  investment     Evergreen   Investment Management Company
                                 results   that   achieve    price   and   yield
                                 performance similar to the Standards and Poor's
                                 500  Composite  Price Index ("S&P 500  Index").
                                 The Portfolio invests  substantially all of its
                                 total   assets   in  equity   securities   that
                                 represent a composite of the S&P 500 Index. The
                                 correlation  between  the  performance  of  the
                                 Portfolio  and the S&P 500 Index is expected to
                                 be, before  expenses,  0.98 or higher.  The S&P
                                 500 is an unmanaged  index of 500 common stocks
                                 chosen to reflect  the  industries  of the U.S.
                                 economy and is often considered a proxy for the
                                 stock market in general.
------------------------------  ----------------------------------------------------------------------------------------------------
MANAGED INDEX                    AST Sanford  Bernstein Managed Index 500: seeks     Sanford C. Bernstein & Co., Inc.
                                 to   outperform   the  Standard  &  Poor's  500
                                 Composite  Stock Price Index (the "S&P 500(R)")
                                 through stock selection  resulting in different
                                 weightings  of common  stocks  relative  to the
                                 index.  The Portfolio will invest  primarily in
                                 the common stocks of companies  included in the
                                 S&P 500(R).  In seeking to  outperform  the S&P
                                 500, the Sub-advisor starts with a portfolio of
                                 stocks  representative  of the  holdings of the
                                 index.  It  then  uses  a  set  of  fundamental
                                 quantitative  criteria  that  are  designed  to
                                 indicate   whether  a  particular   stock  will
                                 predictably  perform  better or worse  than the
                                 S&P  500.   Based  on   these   criteria,   the
                                 Sub-advisor  determines  whether the  Portfolio
                                 should  over-weight,  under-weight  or  hold  a
                                 neutral  position in the stock  relative to the
                                 proportion  of  the  S&P  500  that  the  stock
                                 represents.  In addition,  the Sub-advisor also
                                 may  determine  that based on the  quantitative
                                 criteria,  certain equity  securities  that are
                                 not  included  in the S&P 500 should be held by
                                 the Portfolio.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST Alliance  Growth:  seeks long-term  capital     Alliance Capital Management  L.P.
                                 growth.  The Portfolio  invests at least 85% of
                                 its total assets in the equity  securities of a
                                 limited  number of large,  carefully  selected,
                                 high-quality  U.S.  companies  that are  judged
                                 likely to  achieve  superior  earnings  growth.
                                 Normally,   about  40-60   companies   will  be
                                 represented  in  the  Portfolio,  with  the  25
                                 companies   most   highly   regarded   by   the
                                 Sub-advisor usually constituting  approximately
                                 70% of the Portfolio's net assets.  An emphasis
                                 is  placed  on  identifying   companies   whose
                                 substantially    above   average    prospective
                                 earnings  growth  is  not  fully  reflected  in
                                 current market valuations.
                                 ---------------------------------------------------------------------------------------------------
                                 AST JanCap Growth: seeks growth of capital in a     Janus  Capital  Corporation
                                 manner  consistent  with  the  preservation  of
                                 capital.   Realization   of  income  is  not  a
                                 significant  investment  consideration  and any
                                 income realized on the Portfolio's investments,
                                 therefore,    will   be   incidental   to   the
                                 Portfolio's   objective.   The  Portfolio  will
                                 pursue its objective by investing  primarily in
                                 common stocks of companies that the Sub-advisor
                                 believes are experiencing  favorable demand for
                                 their products and services,  and which operate
                                 in  a  favorable   competitive  and  regulatory
                                 environment.  The Sub-advisor generally takes a
                                 "bottom up"  approach  to choosing  investments
LARGE CAP                        for  the   Portfolio.   In  other  words,   the
 EQUITY                          Sub-advisor   seeks  to   identify   individual
                                 companies with earnings  growth  potential that
                                 may not be recognized by the market at large.
                                ----------------------------------------------------------------------------------------------------
                                 AST  Marsico  Capital  Growth:   seeks  capital     Marsico Capital  Management,  LLC
                                 growth. Income realization is not an investment
                                 objective  and  any  income   realized  on  the
                                 Portfolio's  investments,  therefore,  will  be
                                 incidental to the  Portfolio's  objective.  The
                                 Portfolio   will   pursue  its   objective   by
                                 investing primarily in common stocks of larger,
                                 more   established   companies.   In  selecting
                                 investments for the Portfolio,  the Sub-advisor
                                 uses  an  approach  that  combines  "top  down"
                                 economic   analysis   with  "bottom  up"  stock
                                 selection.  The "top down" approach  identifies
                                 sectors,  industries  and companies that should
                                 benefit  from the  trends the  Sub-advisor  has
                                 observed.   The  Sub-advisor   then  looks  for
                                 individual   companies  with  earnings   growth
                                 potential  that  may not be  recognized  by the
                                 market at large.  This is  called  "bottom  up"
                                 stock selection.
                                ----------------------------------------------------------------------------------------------------
                                 AST MFS Growth:  seeks long-term capital growth     Massachusetts Financial Services
                                 and  future   income.   Under   normal   market                 Company
                                 conditions,  the Portfolio invests at least 80%
                                 of  its  total  assets  in  common  stocks  and
                                 related  securities,  such as preferred stocks,
                                 convertible securities and depositary receipts,
                                 of  companies  that  the  Sub-advisor  believes
                                 offer   better  than  average   prospects   for
                                 long-term  growth.  The  Sub-advisor  seeks  to
                                 purchase   securities  of  companies   that  it
                                 considers  well-run and poised for growth.  The
                                 Portfolio  may  invest  up to 35%  of  its  net
                                 assets in foreign securities.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                                  PORTFOLIO
            STYLE/                          INVESTMENT OBJECTIVES/POLICIES                         ADVISOR/
             TYPE                                                                                SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
                                 Evergreen VA Blue Chip:  seeks  capital  growth     Evergreen  Investment Management Company
                                 with the  potential  for income.  The Portfolio
                                 invests   primarily   in   common   stocks   of
                                 well-established,  large U.S.  companies with a
                                 long   history   of   performance,    typically
                                 recognizable  names  representing a broad range
                                 of   industries.   To  provide   balance,   the
                                 Portfolio also invests in quality  medium-sized
                                 companies.  The Portfolio's  stock selection is
                                 based  on  a   diversified   style  of   equity
                                 investment  management that allows it to invest
                                 in  both  value  and   growth-oriented   equity
                                 securities.
                                ----------------------------------------------------------------------------------------------------
                                 Evergreen VA Capital  Growth:  seeks to provide     Mentor   Investment   Advisors   LLC
LARGE CAP                        long-term    appreciation   of   capital.   The
 EQUITY                          Portfolio  invests  primarily in common stocks.
 (Cont.)                         The  Portfolio  may also  invest  in  preferred
                                 stocks,  investment grade bonds (i.e., rated at
                                 the time of  purchase  at least Baa by  Moody's
                                 Investors  Service,  Inc. or BBB- by Standard &
                                 Poor's  Ratings   Services  or  deemed  by  the
                                 portfolio manager to be of comparable quality),
                                 convertible   preferred   stocks,   convertible
                                 debentures,  and  any  other  class  or type of
                                 security which the investment  adviser believes
                                 offers the potential for capital  appreciation.
                                 In  selecting   investments,   the   investment
                                 adviser  attempts  to  identify  securities  it
                                 believes will provide capital appreciation over
                                 the intermediate or long term due to changes in
                                 the financial condition of issuers,  changes in
                                 financial   conditions   generally,   or  other
                                 factors.
                                 ---------------------------------------------------------------------------------------------------
                                 The  Alger   American  Fund  -  Growth:   seeks     Fred Alger Management,  Inc.
                                 long-term capital  appreciation.  The Portfolio
                                 focuses on  growing  companies  that  generally
                                 have broad product  lines,  markets,  financial
                                 resources and depth of management. Under normal
                                 circumstances,  the Portfolio invests primarily
                                 in the equity  securities  of large  companies.
                                 The Portfolio considers a large company to have
                                 a  market   capitalization  of  $1  billion  or
                                 greater.
------------------------------  ----------------------------------------------------------------------------------------------------
NATURAL RESOURCES                AST T.  Rowe  Price  Natural  Resources:  seeks     T. Rowe  Price Associates,  Inc.
                                 long-term  capital growth primarily through the
                                 common stocks of companies  that own or develop
                                 natural  resources  (such as  energy  products,
                                 precious metals, and forest products) and other
                                 basic   commodities.   The  Portfolio  normally
                                 invests  primarily  (at  least 65% of its total
                                 assets)  in  the   common   stocks  of  natural
                                 resource  companies whose earnings and tangible
                                 assets   could   benefit   from    accelerating
                                 inflation.  The  Portfolio  looks for companies
                                 that have the ability to expand production,  to
                                 maintain  superior   exploration  programs  and
                                 production  facilities,  and the  potential  to
                                 accumulate new resources.
------------------------------  ----------------------------------------------------------------------------------------------------
ALL-CAP                          AST  Alger  All-Cap  Growth:   seeks  long-term     Fred Alger Management, Inc.
 EQUITY                          capital growth. The Portfolio invests primarily
                                 in  equity   securities,   such  as  common  or
                                 preferred  stocks,  that  are  listed  on  U.S.
                                 exchanges  or in the  over-the-counter  market.
                                 The   Portfolio   may   invest  in  the  equity
                                 securities  of companies of all sizes,  and may
                                 emphasize either larger or smaller companies at
                                 a  given  time   based  on  the   Sub-advisor's
                                 assessment of  particular  companies and market
                                 conditions.
------------------------------  ----------------------------------------------------------------------------------------------------
                                AST  Janus  Mid-Cap   Growth:   seeks  long-term     Janus Capital Corporation
                                capital growth.  The Portfolio invests primarily
                                in common  stocks,  selected  for  their  growth
                                potential,  and normally invests at least 65% of
                                its equity assets in medium-sized companies. For
                                purposes   of   the   Portfolio,    medium-sized
                                companies are those whose market capitalizations
                                (measured at the time of investment) fall within
                                the range of  companies in the Standard & Poor's
                                MidCap  400  Index.  The  Sub-advisor  seeks  to
                                identify  individual   companies  with  earnings
                                growth  potential  that may not be recognized by
                                the market at large.
MID-CAP EQUITY                 ----------------------------------------------------------------------------------------------------
                                 AST  Neuberger  Berman  Mid-Cap  Growth:  seeks     Neuberger Berman Management Incorporated
                                 capital growth. The Portfolio primarily invests
                                 in the  common  stocks  of  mid-cap  companies,
                                 i.e.,     companies    with    equity    market
                                 capitalizations   from  $300   million  to  $10
                                 billion   at  the  time  of   investment.   The
                                 Portfolio   is   normally   managed   using   a
                                 growth-oriented    investment   approach.   The
                                 Sub-advisor  looks for  fast-growing  companies
                                 that are in new or rapidly evolving industries.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                                  PORTFOLIO
            STYLE/                          INVESTMENT OBJECTIVES/POLICIES                         ADVISOR/
             TYPE                                                                                SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST  Neuberger  Berman  Mid-Cap  Value:   seeks     Neuberger  Berman  Management Incorporated
                                 capital growth. The Portfolio primarily invests
                                 in the  common  stocks  of  mid-cap  companies.
                                 Under the Portfolio's value-oriented investment
                                 approach,    the    Sub-advisor    looks    for
                                 well-managed  companies  whose stock prices are
                                 undervalued  and that may rise in price  before
                                 other  investors  realize their worth.  Factors
                                 that the  Sub-advisor may use to identify these
                                 companies    include    strong    fundamentals,
                                 including   a  low   price-to-earnings   ratio,
                                 consistent cash flow, and a sound track record
                                 through   all  phases  of  the  market   cycle.
                                ----------------------------------------------------------------------------------------------------
                                 Evergreen  VA  Omega:   seeks  maximum  capital     Evergreen  Investment  Management Company
                                 growth.  The  Portfolio  invests  primarily  in
                                 common stocks and securities  convertible  into
                                 common  stocks.   The  Portfolio  utilizes  the
                                 fully-managed  investment  concept  whereby the
                                 Portfolio's  manager will  continuously  review
                                 the  Portfolio's  holdings  in light of  market
                                 conditions,  business developments and economic
                                 trends.   During  this  review   process,   the
                                 Portfolio's   manager  seeks  to  identify  and
                                 invest in  industries  that are growing  faster
                                 than the  economy.  The  Portfolio  invests  in
                                 companies of all sizes.  The continuous  review
                                 may lead to high portfolio  turnover,  but that
                                 will  not  limit  investment   decisions.   The
                                 Portfolio  may  also  invest  up to  25% of its
                                 assets in foreign securities.
                                 ---------------------------------------------------------------------------------------------------
MID-CAP EQUITY                   INVESCO  Variable  Investment Funds - Dynamics:     INVESCO  Funds  Group, Inc.
   (Cont.)                       seeks  securities  that will  increase in value
                                 over the long term. The Portfolio  invests in a
                                 variety of  securities  which are  believed  to
                                 present  opportunities  for  capital  growth  -
                                 primarily  common stocks of companies traded on
                                 U.S.   securities   exchanges,   as   well   as
                                 over-the-counter. The Portfolio also may invest
                                 in preferred  stocks and debt  instruments that
                                 are convertible into common stocks,  as well as
                                 in securities of foreign companies. In general,
                                 the   Portfolio   invests  in   securities   of
                                 companies  in   industries   that  are  growing
                                 globally and usually avoids stocks of companies
                                 in cyclical,  mature or slow-growing industries
                                 or economic  sectors.  The  Portfolio  seeks to
                                 invest  in  stocks  of  leading   companies  in
                                 attractive  markets or industries,  or emerging
                                 leaders that have  developed a new  competitive
                                 advantage.
                                ----------------------------------------------------------------------------------------------------
                                 The Alger American Fund - MidCap Growth:  seeks     Fred Alger Management, Inc.
                                 long-term capital  appreciation.  The Portfolio
                                 focuses on  midsize  companies  with  promising
                                 growth potential.  Under normal  circumstances,
                                 the Portfolio  invests  primarily in the equity
                                 securities   of   companies   having  a  market
                                 capitalization within the range of companies in
                                 the S&P MidCap 400 Index.
                                ----------------------------------------------------------------------------------------------------
                                 WFVT  Equity  Value:  seeks  long-term  capital     Wells Fargo Bank, N.A.
                                 appreciation.   The   Portfolio   pursues   its
                                 objective  by   investing   in  a   diversified
                                 portfolio    composed   primarily   of   equity
                                 securities    that   are    trading    at   low
                                 price-to-earnings  ratios,  as measured against
                                 the  stock  market  as a whole or  against  the
                                 individual  stock's  own price  history.  Under
                                 normal market conditions, the Portfolio invests
                                 primarily  in  common  stocks  of  both  large,
                                 well-established    companies    and    smaller
                                 companies with market capitalization  exceeding
                                 $50  million  at  the  time  of  purchase.  The
                                 Portfolio  may also invest in debt  instruments
                                 that may be converted into the common stocks of
                                 both U.S. and foreign companies.
------------------------------- ----------------------------------------------------------------------------------------------------
                                 AST  Janus  Small-Cap  Growth:   seeks  capital     Janus Capital   Corporation
                                 growth.  The Portfolio pursues its objective by
                                 normally  investing  at least  65% of its total
                                 assets  in the  common  stocks  of  small-sized
                                 companies,   i.e.,   those  that  have   market
                                 capitalizations  of less than $1.5  billion  or
                                 annual   gross   revenues  of  less  than  $500
                                 million.  As a Portfolio that invests primarily
                                 in smaller or newer issuers,  the Portfolio may
                                 be subject  to  greater  risk of loss and share
                                 price    fluctuation   than   funds   investing
                                 primarily   in  larger   or  more   established
                                 issuers.
                                ----------------------------------------------------------------------------------------------------
SMALL CAP                        AST  Kemper  Small-Cap  Growth:  seeks  maximum     Scudder Kemper Investments,  Inc.
 EQUITY                          growth of  investors'  capital from a portfolio
                                 primarily   of   growth   stocks   of   smaller
                                 companies.  At  least  65% of  the  Portfolio's
                                 total assets  normally  will be invested in the
                                 equity securities of smaller  companies,  i.e.,
                                 those  having a market  capitalization  of $1.5
                                 billion or less at the time of investment, many
                                 of which would be in the early  stages of their
                                 life  cycle.  The  Portfolio  seeks  attractive
                                 areas for  investment  that arise from  factors
                                 such as technological  advances,  new marketing
                                 methods,   and   changes  in  the  economy  and
                                 population. Because of the Portfolio's focus on
                                 the   stocks  of  smaller   growth   companies,
                                 investment   in  the   Portfolio   may  involve
                                 substantially  greater than average share price
                                 fluctuation and investment risk.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                                  PORTFOLIO
            STYLE/                          INVESTMENT OBJECTIVES/POLICIES                         ADVISOR/
             TYPE                                                                                SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST  Lord   Abbett   Small  Cap  Value:   seeks     Lord,  Abbett  &  Co.
                                 long-term capital  appreciation.  The Portfolio
                                 will  seek its  objective  through  investments
                                 primarily   in  equity   securities   that  are
                                 believed to be undervalued in the  marketplace.
                                 The Portfolio  primarily  seeks  companies that
                                 are  small-sized,  based on the  value of their
                                 outstanding stock.  Specifically,  under normal
                                 circumstances,  at least 65% of the Portfolio's
                                 total assets will be invested in common  stocks
                                 issued by smaller,  less  well-known  companies
                                 (with  market  capitalizations  of less than $2
                                 billion)  selected on the basis of  fundamental
                                 investment  analysis.  The small capitalization
                                 companies  in  which  the  Portfolio  primarily
                                 invests  may  offer  significant   appreciation
                                 potential. However, smaller companies may carry
                                 more risk than larger companies.
                                ----------------------------------------------------------------------------------------------------
                                 AST T. Rowe Price Small Company Value: seeks to     T.  Rowe  Price   Associates,   Inc.
                                 provide  long-term  capital growth by investing
                                 primarily in  small-capitalization  stocks that
                                 appear to be  undervalued.  The Portfolio  will
                                 normally  invest  at  least  65% of  its  total
                                 assets in stocks and equity-related  securities
                                 of  small  companies  ($1  billion  or  less in
                                 market  capitalization).   Reflecting  a  value
                                 approach to investing,  the Portfolio will seek
                                 the stocks of  companies  whose  current  stock
                                 prices  do not  appear  to  adequately  reflect
                                 their  underlying  value as measured by assets,
                                 earnings,  cash  flow or  business  franchises.
                                 Investing in small companies  involves  greater
                                 risk of loss  than  is  customarily  associated
                                 with more established companies.
                                ----------------------------------------------------------------------------------------------------
SMALL CAP                        Evergreen  VA  Special  Equity:  seeks  capital     Meridian Investment Company
 EQUITY                          growth.  The  Portfolio  strives  to  provide a
 (Cont.)                         return  greater than broad stock market indices
                                 such as the Russell  2000(R)Index  by investing
                                 principally  in  a  diversified   portfolio  of
                                 common  stocks  of  domestic   companies.   The
                                 Portfolio's   investment  advisor   principally
                                 chooses   companies   which  it  expects   will
                                 experience  growth in earnings  and price,  and
                                 which have small market  capitalizations (under
                                 $1 billion) and medium  market  capitalizations
                                 (between  $1  billion  and  $5  billion).   The
                                 Portfolio  may also  invest in  companies  that
                                 have  large  market  capitalizations  (over  $5
                                 billion).
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST MFS Global  Equity:  seeks capital  growth.     Massachusetts Financial Services Company
                                 Under normal market  conditions,  the Portfolio
                                 invests  at least  65% of its  total  assets in
                                 common stocks and related  securities,  such as
                                 preferred  stock,  convertible  securities  and
                                 depositary   receipts,   of  U.S.  and  foreign
                                 issuers   (including   issuers  in   developing
                                 countries).  The Portfolio  generally  seeks to
                                 purchase    securities   of   companies    with
                                 relatively    large   market    capitalizations
                                 relative  to  the  market  in  which  they  are
                                 traded.
 GLOBAL EQUITY                  ----------------------------------------------------------------------------------------------------
                                 Evergreen VA Global  Leaders:  seeks to provide     Evergreen   Asset   Management   Corp.
                                 investors with long-term  capital  growth.  The
                                 Portfolio  normally invests as least 65% of its
                                 assets in a  diversified  portfolio of U.S. and
                                 non-U.S. equity securities of companies located
                                 in the world's major industrialized  countries.
                                 The Portfolio will invest in no less than three
                                 countries,  which may include the U.S., but may
                                 invest more than 25% of its total assets in one
                                 country. The Portfolio invests only in the best
                                 100  companies,   which  are  selected  by  the
                                 investment  advisor  based on  qualitative  and
                                 quantitative  criteria  such as high  return on
                                 equity,    consistent   earnings   growth   and
                                 established market presence.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST AIM  International  Equity:  seeks  capital     A I M  Capital Management, Inc.
                                 growth.   The  Portfolio   seeks  to  meet  its
                                 objective by investing,  normally, at least 70%
                                 of its assets in marketable  equity  securities
                                 of  foreign  companies  that  are  listed  on a
                                 recognized  foreign   securities   exchange  or
                                 traded  in a foreign  over-the-counter  market.
                                 The  Portfolio   will  normally   invest  in  a
                                 diversified  portfolio that includes  companies
                                 from at least four countries outside the United
                                 States, emphasizing countries of Western Europe
                                 and the Pacific Basin.
                                ----------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY             AST  American  Century   International  Growth:    American Century Investment Management,   Inc.
                                 seeks capital  growth.  The Portfolio will seek
                                 to  achieve   its   investment   objective   by
                                 investing  primarily  in equity  securities  of
                                 foreign companies that the Sub-advisor believes
                                 will increase in value over time.  Under normal
                                 conditions,  the Portfolio will invest at least
                                 65% of  its  assets  in  equity  securities  of
                                 issuers from at least three  countries  outside
                                 of the United States.  The  Sub-advisor  uses a
                                 growth  investment  strategy it developed  that
                                 looks for  companies  with earnings and revenue
                                 growth.  The Sub-advisor will consider a number
                                 of   other   factors   in   making   investment
                                 selections,   including   the   prospects   for
                                 relative  economic  growth  among  countries or
                                 regions,  economic  and  political  conditions,
                                 expected  inflation  rates,  currency  exchange
                                 fluctuations and tax considerations.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                                  PORTFOLIO
            STYLE/                          INVESTMENT OBJECTIVES/POLICIES                         ADVISOR/
             TYPE                                                                                SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------------
                                 AST American Century  International  Growth II:     American Century Investment Management, Inc.
                                 The investment objective, policies and risks of
                                 the  Portfolio are  substantially  identical to
                                 those of the AST American Century International
                                 Growth   Portfolio  as  described   immediately
                                 above.
                                ----------------------------------------------------------------------------------------------------
                                 AST Founders  Passport:  seeks capital  growth.     Founders Asset Management LLC
                                 The  Portfolio  normally  invests  primarily in
                                 equity  securities  issued by foreign companies
                                 that  have  market  capitalizations  or  annual
                                 revenues   of  $1   billion   or  less.   These
                                 securities  may  represent  companies  in  both
                                 established and emerging  economies  throughout
                                 the  world.  At  least  65% of the  Portfolio's
                                 total  assets  normally  will  be  invested  in
                                 foreign  securities  representing  a minimum of
                                 three   countries.   Foreign   securities   are
                                 generally  considered to involve more risk than
                                 those  of U.S.  companies,  and  securities  of
                                 smaller  companies are generally  considered to
                                 be riskier than those of larger companies.
                                ----------------------------------------------------------------------------------------------------
                                 AST  Janus  Overseas  Growth:  seeks  long-term     Janus Capital Corporation
INTERNATIONAL EQUITY             growth of capital.  The  Portfolio  pursues its
       (Cont.)                   objective   primarily  through  investments  in
                                 common  stocks of  issuers  from at least  five
                                 different   countries,   excluding  the  United
                                 States.   Securities  are  generally   selected
                                 without regard to any defined  allocation among
                                 countries,   geographic   regions  or  industry
                                 sectors, or other similar selection  procedure.
                                 ---------------------------------------------------------------------------------------------------
                                 Evergreen  VA  Perpetual  International:  seeks     Mentor Perpetual Advisors LLC
                                 long-term capital  appreciation.  The Portfolio
                                 invests principally in a diversified  portfolio
                                 of equity securities of issuers located outside
                                 of the United  States.  The Portfolio  seeks to
                                 invest  in  companies,  large or  small,  where
                                 earnings  are  believed  to be in a  relatively
                                 strong  growth  trend,  or  where   significant
                                 further  growth  is not  anticipated  but where
                                 shares  are  thought  to  be  undervalued.  The
                                 Portfolio may invest a  substantial  portion of
                                 its assets in securities  of smaller  companies
                                 and in issuers located in emerging markets.
                                 ---------------------------------------------------------------------------------------------------
                                 ProFund VP Europe 30:  seeks  daily  investment     ProFund Advisors LLC
                                 results that  correspond to the  performance of
                                 the ProFunds Europe Index.  The ProFunds Europe
                                 Index ("PEI") is a combined measure of European
                                 stock  performance  created  by the  investment
                                 advisor  from  the  leading  stock  indexes  of
                                 Europe's three largest  economies  giving equal
                                 weight to each index each day. The PEI averages
                                 the daily results of The Financial  Times Stock
                                 Exchange 100, The Deutsche  Aktienindex and the
                                 CAC-40.  The Portfolio  principally  invests in
                                 futures  contracts on stock indexes and options
                                 on futures contracts and financial  instruments
                                 such  as  equity  caps,  collars,   floors  and
                                 options  on  securities  and stock  indexes  of
                                 large capitalization,  widely traded,  European
                                 stocks.  The  Portfolio  invests  in  financial
                                 instruments   with  values  that   reflect  the
                                 performance of stocks of European companies.
-----------------------------  -----------------------------------------------------------------------------------------------------
 EMERGING MARKETS                Montgomery  Variable Series - Emerging Markets:     Montgomery Asset Management,  LLC
                                 seeks capital appreciation,  which under normal
                                 conditions  it seeks by  investing at least 65%
                                 of its total  assets in  equity  securities  of
                                 companies in countries having emerging markets.
                                 Under  normal   conditions,   investments   are
                                 maintained  in at  least  six  emerging  market
                                 countries  at all times and no more than 25% of
                                 total  assets are  invested in any one emerging
                                 market country.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                                  PORTFOLIO
            STYLE/                          INVESTMENT OBJECTIVES/POLICIES                         ADVISOR/
             TYPE                                                                                SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their investments  across particular  economic sectors.  However,  because  those  investments  are limited to a  comparatively narrow segment of the economy,  sector funds are generally not as diversified as most mutual  funds.  Sector funds tend to be more  volatile  than other types of funds.  The value of fund  shares  may go up and down more  rapidly  than  other funds.  Each sector of the economy may also have  different  regulatory or other risk factors that can cause greater fluctuations in the share price. Please read the  prospectus  for the  underlying  sector fund for further  details about the risks of the particular sector of the economy.

------------------------------  ----------------------------------------------------------------------------------------------------
                                 INVESCO  Variable  Investment Funds - Financial     INVESCO  Funds Group,  Inc.
                                 Services:   seeks  capital  appreciation.   The
                                 Portfolio  normally invests at least 80% of its
                                 assets in the equity  securities  of  companies
                                 involved in the financial services sector. This
                                 sector includes,  among others, banks (regional
                                 and money-centers),  insurance companies (life,
                                 property  and  casualty,  and  multiline),  and
                                 investment and miscellaneous  industries (asset
                                 managers,       brokerage       firms,      and
                                 government-sponsored  agencies). The investment
                                 advisor seeks  companies  which it believes can
                                 grow their revenues and earnings  regardless of
                                 the  interest   rate   environment  -  although
                                 securities   prices   of   financial   services
                                 companies      generally      are      interest
                                 rate-sensitive.
SECTOR                          ----------------------------------------------------------------------------------------------------
                                 INVESCO  Variable  Investment  Funds  -  Health     INVESCO  Funds  Group,  Inc.
                                 Sciences:   seeks  capital  appreciation.   The
                                 Portfolio invests at least 80% of its assets in
                                 the  equity   securities   of  companies   that
                                 develop,  produce  or  distribute  products  or
                                 services   related   to  health   care.   These
                                 industries  include,  but are not  limited  to,
                                 medical equipment or supplies, pharmaceuticals,
                                 health care  facilities,  and applied  research
                                 and  development  of new  products or services.
                                 The  investment   advisor   attempts  to  blend
                                 well-established    healthcare    firms    with
                                 faster-growing,   more   dynamic   health  care
                                 companies,  which  have  new  products  or  are
                                 increasing   their  market  share  of  existing
                                 products.
                                 ---------------------------------------------------------------------------------------------------
                                 INVESCO Variable Investment Funds - Technology:      INVESCO Funds Group,  Inc.
                                 seeks  capital   appreciation.   The  Portfolio
                                 normally  invests at least 80% of its assets in
                                 the equity  securities of companies  engaged in
                                 technology-related  industries.  These include,
                                 but  are  not   limited   to,   communications,
                                 computers,  video,  electronics,  oceanography,
                                 office and factory automation,  and robotics. A
                                 core  portion of the  Portfolio's  holdings are
                                 invested in market-leading technology companies
                                 which  the  investment  advisor  believes  will
                                 maintain   or  improve   their   market   share
                                 regardless of overall conditions.
                                ----------------------------------------------------------------------------------------------------
                                 INVESCO    Variable    Investment    Funds    -      INVESCO Funds Group,  Inc.
                                 Telecommunications: seeks capital appreciation.
                                 The Portfolio  normally invests at least 80% of
                                 its   assets  in  the  equity   securities   of
                                 companies  that are  primarily  engaged  in the
                                 design, development, manufacture, distribution,
                                 or  sale   of   communications   services   and
                                 equipment,  and companies  that are involved in
                                 developing,    constructing,    or    operating
                                 communications      infrastructure     projects
                                 throughout the world, or in supplying equipment
                                 or    services   to   such    companies.    The
                                 telecommunications  sector  includes  companies
                                 that   offer   telephone   services,   wireless
                                 communications,    satellite    communications,
                                 television    and   movie    programming    and
                                 broadcasting.   Normally,  the  Portfolio  will
                                 invest at least 65% of its assets in  companies
                                 located in at least three different  countries,
                                 although U.S.  issuers will often  dominate the
                                 holdings.
------------------------------  ----------------------------------------------------------------------------------------------------
                                                                                                  PORTFOLIO
            STYLE/                          INVESTMENT OBJECTIVES/POLICIES                         ADVISOR/
             TYPE                                                                                SUB-ADVISOR
------------------------------  ----------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
The ProFund VP UltraOTC and UltraSmall-Cap portfolios and the Nova, Ursa and OTC portfolios  of the Rydex  Variable  Trust are  available  to all  Owners.  It is recommended  that only those  Owners who engage a financial  advisor to allocate their funds in strategic or tactical asset allocation strategies invest in these
portfolios.   There  can  be  no  assurance  that  any  financial  advisor  will successfully predict market fluctuations.
------------------------------  ----------------------------------------------------------------------------------------------------
                                 ProFund VP  UltraOTC:  seeks  daily  investment     ProFund Advisors LLC
                                 results  that  correspond  to twice  (200%) the
                                 performance  of the NASDAQ 100  Index(TM).  The
                                 Portfolio   principally   invests   in  futures
                                 contracts  on  stock  indexes  and  options  on
                                 futures  contracts  and  financial  instruments
                                 such  as  equity  caps,  collars,   floors  and
                                 options  on  securities  and stock  indexes  of
                                 large   capitalization    companies.   If   the
                                 Portfolio   is   successful   in  meeting   its
                                 objective,  it should gain approximately  twice
                                 as  much  as the  growth  oriented  NASDAQ  100
                                 Index(TM)  when the prices of the securities in
                                 that index rise on a given day and should  lose
                                 approximately  twice as much when  such  prices
                                 decline on that day.
                                ----------------------------------------------------------------------------------------------------
                                 ProFund   VP   UltraSmall-Cap:    seeks   daily     ProFund  Advisors LLC
                                 investment  results  that  correspond  to twice
                                 (200%) the  performance of the Russell  2000(R)
                                 Index.  The  Portfolio  principally  invests in
                                 futures  contracts on stock indexes and options
STRATEGIC OR TACTICAL            on futures contracts and financial  instruments
     ALLOCATION                  such  as  equity  caps,  collars,   floors  and
                                 options  on  securities  and stock  indexes  of
                                 diverse,  widely traded,  small  capitalization
                                 companies.  If the  Portfolio is  successful in
                                 meeting   its   objective,   it   should   gain
                                 approximately  twice  as  much  as  the  growth
                                 oriented  Russell 2000(R) Index when the prices
                                 of the securities in that index rise on a given
                                 day and should lose approximately twice as much
                                 when such prices decline on that day.

                                ----------------------------------------------------------------------------------------------------
                                 Rydex Variable  Trust - Nova:  seeks to provide     PADCO Advisors  II, Inc.
                                 investment  returns  that are 150% of the daily
                                 price  movement of the S&P 500 Composite  Stock
                                 Price  Index  by  investing  to  a  significant
                                 extent in  futures  contracts  and  options  on
                                 securities,   futures   contracts   and   stock
                                 indexes.  If the Portfolio  meets its objective
                                 the value of its shares  will tend to  increase
                                 by 150% of the daily  value of any  increase in
                                 the S&P 500 Index.  However,  when the value of
                                 the S&P 500  Index  declines,  the value of its
                                 shares  should  also  decrease  by  150% of the
                                 daily  value  of any  decrease  in the  S&P 500
                                 Index.
                                 ---------------------------------------------------------------------------------------------------
                                 Rydex Variable  Trust - Ursa:  seeks to provide     PADCO Advisors II, Inc.
                                 investment    results   that   will   inversely
                                 correlate   (e.g.   be  the  opposite)  to  the
                                 performance  of the  S&P  500  Composite  Stock
                                 Price  Index  by  investing  to  a  significant
                                 extent in  futures  contracts  and  options  on
                                 securities,   futures   contracts   and   stock
                                 indexes.   The  Portfolio  will  generally  not
                                 invest in the  securities  included  in the S&P
                                 500 Index. If the Portfolio meets its objective
                                 the value of its shares  will tend to  increase
                                 when  the   value  of  the  S&P  500  Index  is
                                 decreasing.  However, when the value of the S&P
                                 500  Index  is  increasing,  the  value  of its
                                 shares  should  decrease  by  an  inversely
                                 proportional amount.
                                ----------------------------------------------------------------------------------------------------
                                 Rydex  Variable  Trust - OTC:  seeks to provide     PADCO Advisors II, Inc.
                                 investment   results  that   correspond   to  a
                                 benchmark  for   over-the-counter   securities,
                                 currently   the   NASDAQ  100   Index(TM),   by
                                 investing  principally  in  the  securities  of
                                 companies included in that Index. The Portfolio
                                 may  also  invest  in other  instruments  whose
                                 performance  is expected to  correspond to that
                                 of the Index,  and may  engage in  futures  and
                                 options  transactions.  If the Portfolio  meets
                                 its objective the value of its shares will tend
                                 to  increase  by the amount of the  increase in
                                 the NASDAQ  100  Index(TM).  However,  when the
                                 value of the NASDAQ 100 Index(TM) declines, the
                                 value of its shares should also decrease by the
                                 amount  of the  decrease  in the  value  of the
                                 Index(TM).

------------------------------  ----------------------------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by American Skandia Investment Services, Incorporated and Sanford
Bernstein. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

WHAT ARE THE FIXED INVESTMENT OPTIONS?

We offer fixed investment options of different durations during the accumulation phase. These "Fixed Allocations" earn a guaranteed fixed rate of interest for a specified period of time, called the "Guarantee Period." In most states, we offer Fixed Allocations with Guarantee Periods of 1, 2, 3, 5, 7 and 10 years. We guarantee the fixed rate for the entire Guarantee Period. However, if you withdraw or transfer Account Value before the end of the Guarantee Period, we will adjust the value of your withdrawal or transfer based on a formula, called a "Market Value Adjustment." The Market Value Adjustment can either be positive or negative, depending on the rates that are currently being credited on Fixed Allocations. Please refer to the section entitled "How does the Market Value Adjustment Work?" for a description of the formula along with examples of how it is calculated. You may allocate Account Value to more than one Fixed Allocation at a time.

Fixed Allocations are currently not available in the state of Maryland, Nevada, Oregon, Utah and Washington.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

(The Contingent Deferred Sales Charge is often referred to as a "Surrender Charge" or "CDSC".)

Contingent  Deferred  Sales Charge:  We may assess a Contingent  Deferred  Sales
Charge or CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn during the applicable Annuity Year. The amount of the CDSC decreases over time, measured from the date the Purchase Payment is applied. The CDSC percentages are shown below.

      ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

      YEARS               1      2     3     4     5     6     7     8     9+
      ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----
      ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

      CHARGE (%)         8.5    8.5   8.5   8.5   7.5   5.5   3.5   1.5   0.0
      ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

Each Purchase Payment has its own CDSC period. When you make a withdrawal, we assume that the oldest Purchase Payment is being withdrawn first so that the lowest CDSC is deducted from the amount withdrawn. After eight (8) complete years from the date you make a Purchase Payment, no CDSC will be assessed if you withdraw or surrender that Purchase Payment.

Under certain circumstances you can withdraw a limited amount of Account Value without paying a CDSC. This is referred to as a "Free Withdrawal." We may waive the CDSC under certain medically-related circumstances or when taking a Minimum Distribution under an Annuity issued in connection with a qualified contract. Free Withdrawals, Medically-Related Waivers and Minimum Distributions are each explained more fully in the section entitled "Access to Your Account Value".

Reductions to the Contingent Deferred Sales Charge

We may reduce the amount of the CDSC or the length of time it applies if we determine that our sales expenses for a particular individual or group are lower than expected. Some of the factors we might consider in making such a decision are: (a) the size and type of group; (b) the amounts of Purchase Payments; (c) present Owners making additional Purchase Payments; and/or (d) other transactions where sales expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we reduce the length or amount of the CDSC.

Annual Maintenance Fee: During the accumulation period we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $30.00 or 2% of your Account Value invested in the variable investment options, whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. We may increase the Annual Maintenance Fee. However, any increase will only apply to Annuities issued after the date of the increase.

We may reduce or eliminate the amount of the Annual Maintenance Fee when Annuities are sold to individuals or a group of individuals in a manner that reduces our maintenance expenses. We would consider such factors as: (a) the size and type of group; (b) the number of Annuities purchased by an Owner; (c) the amount of Purchase Payments; and/or (d) other transactions where maintenance expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we eliminate or reduce the Annual Maintenance Fee.

Optional Death Benefits: If you elect to purchase one of the Optional Death Benefits, we will deduct a charge from your Account Value on the anniversary of your Annuity's Issue Date or, under certain circumstances on a date other than the anniversary date. Please refer to the section entitled "Death Benefit" for a description of the charge for each Optional Death Benefit.

Transfer Fee: You may make twelve (12) free transfers between investment options each Annuity Year. We will charge $10.00 for each transfer after the twelfth in each Annuity Year. We do not consider transfers made as part of a dollar cost averaging program when we count the twelve free transfers. Transfers made as part of a rebalancing, market timing or third party investment advisory service will be subject to the twelve-transfer limit. However, all transfers made on the same day will be treated as one (1) transfer. Renewals or transfers of Account Value from a Fixed Allocation at the end of its Guarantee Period are not subject to the Transfer Fee and are not counted toward the twelve free transfers. We may allow a higher number of transfers each Annuity Year without charging a Transfer Fee or may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs.

Tax Charges: Several states and some municipalities charge premium taxes or similar taxes. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. The tax charge currently ranges up to 3 1/2%. We generally will deduct the amount of tax payable at the time the tax is imposed, but may also decide to deduct tax charges from each Purchase Payment at the time of a withdrawal or surrender of your Annuity or at the time you elect to begin receiving annuity payments. We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance Charge: We deduct an Insurance Charge daily against the average daily assets allocated to the Sub-accounts. The charge is equal to 1.40% on an annual basis. This charge is for insurance benefits, including the Annuity's basic death benefit that provides guaranteed benefits to your beneficiary even if the market declines and the risk that persons we guarantee annuity payments to will live longer than our assumptions. The charge also covers administrative costs associated with providing the Annuity benefits, including preparation of the contract, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge covers the risk that our assumptions about the administrative and non-mortality expenses under this Annuity are incorrect. The Insurance Charge is not deducted against assets allocated to a fixed investment option. We may increase the portion of the Insurance Charge for administrative costs. However, any increase will only apply to Annuities issued after the date of the increase.

We may reduce the portion of the Insurance Charge for administrative costs when Annuities are sold to individuals or a group of individuals in a manner that reduces our administrative expenses. We would consider such factors as: (a) the size and type of group; (b) the number of Annuities purchased by an Owner; (c) the amount of Purchase Payments; and/or (d) other transactions where administration expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?

We take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations. No specific fee or expenses are deducted when determining the rate we credit. Any CDSC or Tax Charge applies to amounts that are taken from the variable investment options or the Fixed Allocations. A Market Value Adjustment may also apply to transfers, certain withdrawals or surrender from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYOUT?
In certain states a tax is due if and when you exercise your right to receive periodic annuity payments. The amount payable will depend on the applicable jurisdiction and on the annuity payment option you select. If you select an option that guarantees payment for life, then the payment amount also will depend on your age and, where permitted by law, your gender. In all cases, the amount of each payment will depend on the Account Value of your Annuity when you elect to begin annuity payments.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial Purchase Payment: You must make a minimum initial Purchase Payment of $1,000. However, if you decide to make payments under a systematic investment or "bank drafting" program, we will accept a lower initial Purchase Payment provided that, within the first Annuity Year, you make at least $1,000 in total Purchase Payments. We must approve any Purchase Payment in excess of $500,000.

Age Restrictions: The Owner must be age 80 or under as of the Issue Date of the Annuity. If the Annuity is owned jointly, the oldest of the Owners must be age 80 or under on the Issue Date. If the Annuity is owned by an entity, the Annuitant must be age 80 or under as of the Issue Date. You should consider your need to access the value in your contract and whether the Annuity's liquidity features will satisfy that need. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain.

Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

|X| Owner: The Owner(s) holds all rights under the Annuity. You may name more than one Owner in which case all ownership rights are held jointly. However, this Annuity does not provide a right of survivorship. Refer to the Glossary of Terms for a complete description of the term "Owner."

|X| Annuitant: The Annuitant is the person we agree to make annuity payments to and upon whose life we continue to make such payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. Where allowed by law, you may name one or more Contingent Annuitants. A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date.

|X| Beneficiary: The Beneficiary is the person(s) or entity you name to receive the death benefit. If no beneficiary is named the death benefit will be paid to you or your estate.

You should seek competent tax advice on the income, estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner, Annuitant and Beneficiary designations by sending us a request in writing. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:

|X| a new Owner subsequent to the death of the Owner or the first of any joint Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|  a new Annuitant subsequent to the Annuity Date;
|X| a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X| a change in Beneficiary if the Owner had previously made the designation irrevocable. Spousal Owners/Spousal Beneficiaries

If an Annuity is owned jointly by spouses, the death benefit will be payable upon the death of the first spouse. However, if the sole primary Beneficiary is designated as one of the following:
|X|  "surviving spouse";
|X| each spouse named individually upon the death of the other; or |X| a designation which we, in our sole discretion, determine to be of similar intent; then

upon the death of either Owner, the surviving spouse may elect to be treated as the Owner and continue the Annuity, subject to its existing terms and conditions, instead of taking the Death Benefit.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
(The right to return the Annuity is referred to as the "free-look" right or "right to cancel.")

If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a free-look period. Depending on the state in which you purchased your Annuity, the free-look period may be ten (10) days, twenty-one (21) days or longer, measured from the time that you received your Annuity. If you free-look your Annuity, we will refund your current Account Value plus any tax charge deducted. This amount may be higher or lower than your original Purchase Payment. Certain states require that we return your current Account Value or the amount of your initial Purchase Payment, whichever is greater. The same rule applies to an Annuity that is purchased as an IRA. In those states where we are required to return the greater of your Purchase Payment or Account Value, we will allocate your Account Value to the AST Money Market Sub-account during the free-look period and for a reasonable additional amount of time to allow for delivery of your Annuity. If you free-look your Annuity, we will not return any additional amounts we applied to your Annuity based on your Purchase Payments.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?

The minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in American Skandia's Systematic Investment Plan or a periodic purchase payment program. We will allocate any additional Purchase Payments you make according to your most recent allocation instructions, unless you request new allocations when you submit a new Purchase Payment. Additional Purchase Payments may be paid at any time before the Annuity Date as long as the oldest Owner or Annuitant (if the Annuity is entity owned) is not over age 80.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity. This type of program is often called "bank drafting". We call our bank drafting program "American Skandia's Systematic Investment Plan." Purchase Payments made through bank drafting may only be allocated to the variable investment options. Bank drafting allows you to invest in an Annuity with a lower initial Purchase Payment, as long as you authorize payments that will equal at least $1,000 during the first 12 months of your Annuity. We may suspend or cancel bank drafting privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of plans. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program as long as the allocations are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $1,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?

(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial Purchase Payment: Once we accept your application, we invest your net Purchase Payment in the Annuity. The net Purchase Payment is your initial Purchase Payment minus any tax charges that may apply. On your application we ask you to provide us with instructions for allocating your Account Value. You can allocate Account Value to one or more variable investment options or Fixed Allocations. In those states where we are required to return your Purchase Payment if you elect to "free-look" your Annuity, we initially allocate all amounts that you choose to allocate to the variable investment options to the AST Money Market Sub-account. At the end of the "free-look" period we will reallocate your Account Value according to your most recent allocation instructions. Where permitted by law, we will allocate your Purchase Payments according to your initial instructions, without temporarily allocating to the AST Money Market Sub-account. To do this, we will ask that you execute our form called a "return waiver" that authorizes us to allocate your Purchase Payment to your chosen Sub-accounts immediately. If you submit the "return waiver" and then decide to return your Annuity during the free-look period, you will receive your current Account Value which may be more or less than your initial Purchase Payment (see "May I Return the Annuity if I Change my Mind?").

Subsequent Purchase Payments: We will allocate any additional Purchase Payments you make according to your current allocation instructions. If any rebalancing or asset allocation programs are in effect, the allocation should conform with such a program. We assume that your current allocation instructions are valid for subsequent Purchase Payments until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

HOW DO I RECEIVE CREDITS?

We apply a "Credit" to your Annuity's Account Value each time you make a Purchase Payment. The amount of the Credit is payable from our general account. The amount of the Credit depends on the cumulative amount of Purchase Payments you have made to your Annuity, payable as a percentage of each specific Purchase Payment, according to the table below:

  -------------------------------------------------------- -------------------
  Cumulative Purchase Payments                                   Credit

  -------------------------------------------------------- -------------------
  -------------------------------------------------------- -------------------
  Between $1,000 and $9,999.99                                    1.5%
  Between $10,000 and $999,999.99                                 3.0%
  Between $1,000,000 and $4,999,999.99                            4.0%
  Greater than $5,000,000                                         5.0%
  -------------------------------------------------------- -------------------

Credits Applied to Purchase Payments for Designated Class of Annuity Owner

Where allowed by state law, on Annuities owned by a member of the class defined below, the table of Credits we apply to Purchase Payments is deleted. The Credit applied to all Purchase Payments on such Annuities will be 8.5%.

The designated class of Annuity Owners includes: (a) any parent company, affiliate or subsidiary of ours; (b) an officer, director, employee, retiree, sales representative, or in the case of an affiliated broker-dealer, registered representative of such company; (c) a director, officer or trustee of any underlying mutual fund; (d) a director, officer or employee of any investment manager, sub-advisor, transfer agent, custodian, auditing, legal or administrative services provider that is providing investment management, advisory, transfer agency, custodianship, auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director, officer, employee or registered representative of a broker-dealer or insurance agency that has a then current selling agreement with us and/or with American Skandia Marketing, Incorporated; (f) a director, officer, employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting, claims, administrative, computer support, marketing, office or other services; (g) the then current spouse of any such person noted in (b) through (f), above; (h) the parents of any such person noted in (b) through (g), above; (i) such person's child(ren) or other legal dependent under the age of 21; and (j) the siblings of any such persons noted in (b) through (h) above.

All other terms and conditions of the Annuity apply to Owners in the designated class, except that we will not provide any Additional Amounts for any such contracts (see "Additional Amounts in the Fixed Allocations"). Any Target Value Credits applied under the Performance Advantage benefit are not affected by an Owner's inclusion in the designated class of Annuity Owners.

You must notify us at the time you apply for an Annuity if you are a member of the designated class. American Skandia is not responsible for monitoring whether you qualify as a member of the designated class. Failure to inform us that you qualify as a member of the designated class may result in your Annuity receiving fewer Credits than would otherwise be applied to your Annuity.

HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?

Each Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Examples of Applying Credits

Initial Purchase Payment

Assume you make an initial Purchase Payment of $250,000. We would apply a 3.0% Credit to your Purchase Payment and allocate the amount of the Credit ($7,500 = $250,000 X .03) to your Account Value in the proportion that your Account Value is allocated.

Additional Purchase Payment (at same breakpoint)

Assume that you make an additional Purchase Payment of $500,000. Because your cumulative Purchase Payments are less than the next breakpoint ($1,000,000), we would apply a 3.0% Credit to your Purchase Payment and allocate the amount of the Credit ($15,000 = $500,000 X .03) to your Account Value.

Additional Purchase Payment (at higher breakpoint)

Assume that you make an additional Purchase Payment of $400,000. Because your cumulative Purchase Payments are now $1,150,000 (greater than the next breakpoint), we would apply a 4.0% Credit to your Purchase Payment and allocate the amount of the Credit ($16,000 = $400,000 X .04) to your Account Value.

--------------------------------------------------------------------------------
The amount of any Credits applied to your Account Value can be recovered by American Skandia under the following circumstances:

|X| any Credits payable on Purchase Payments made within the 12 months before the date of death will be recovered.
|X| the amount available under the medically-related surrender portion of the Annuity will not include the amount of any Credits payable on Purchase Payments made within 12 months of the date the Annuitant first became eligible for the medically-related surrender.
|X| if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Credits.

Examples of Recovering Credits

The following are hypothetical examples of how Credits could be recovered by American Skandia. These examples do not cover every potential situation.

Recovery from payment of Death Benefits

1. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 3.0% Credit, for a total of $1,800. If the Death Benefit becomes payable in the 9th month after the Issue Date, the amount of the Death Benefit would be reduced by the entire amount of the prior Credits ($1,800).

2. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 3.0% Credit, for a total of $1,800. If death occurs in the 16th month after the Issue Date, the amount of the Death Benefit would be reduced but only in the amount of those Credits applied within the previous 12-months. Since the initial Purchase Payment (and the Credits that were applied) occurred more than 12-months before the date of death, the Death Benefit would not be reduced by the amount of the Credits applied to the initial Purchase Payment. However, the $10,000 additional Purchase Payment was made within 12-months of the date of death. Therefore, the amount of the Death Benefit would be reduced by the amount of the Credits payable on the additional Purchase Payment ($300).

3. NOTE: If the Death Benefit would otherwise have been equal to the Purchase Payments minus any withdrawals due to poor investment performance, we will not reduce the amount of the Death Benefit by the amount of the Credits as shown in Example 2 above.

Recovery from Medically-Related Surrenders

1. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You receive a Credit of $1,500 ($50,000 X .03). The Annuitant is diagnosed as terminally ill in the 6th month after the Issue Date and we grant your request to surrender your Annuity under the medically-related surrender provision. Assuming the Credits were applied within 12-months of the date of diagnosis of the terminal illness, the amount that would be payable under the medically-related surrender provision would be reduced by the entire amount of the Credits ($1,500).

2. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 3.0% Credit, for a total of $1,800. The Annuitant is diagnosed as terminally ill in the 16th month after the Issue Date and we grant your request to surrender your Annuity under the medically-related surrender provision. Since the initial Purchase Payment (and the Credits that were applied) occurred more than 12-months before the diagnosis, the amount that would be payable upon the medically-related surrender provision would not be reduced by the amount of the Credits applied to the initial Purchase Payment. However, the $10,000 additional Purchase Payment was made within 12-months of the date of diagnosis. Therefore, the amount of the Death Benefit would be reduced by the amount of the Credits payable on the additional Purchase Payment ($300).

Credits applied to estimated Purchase Payments

Under certain circumstances, we may determine the amount of Credits payable on two or more separate Purchase Payments based on the Credit percentage that would have applied had all such Purchase Payments been made at the same time. To make use of this procedure, often referred to as a "letter of intent", you must provide evidence of your intention to submit the cumulative additional Purchase Payments within a 13-month period. A letter of intent must be provided to us prior to the Issue Date to be effective. Acceptance of a letter of intent is at our sole discretion and may be subject to restrictions as to the minimum initial Purchase Payment that must be submitted to receive the next higher breakpoint.

Failure to inform us that you intend to submit two or more Purchase Payments within a 13-month period may result in your Annuity receiving fewer Credits than would otherwise be added to your Annuity.

If you submit a letter of intent and receive Credits on Purchase Payments at a higher Credit percentage than would have applied BUT do not submit the required Purchase Payments during the 13-month period as required by your letter of intent, we may recover the "excess" Credits. "Excess" Credits are Credits in excess of the Credits that would have been payable without the letter of intent. If we determine that you have received "excess" Credits, any such amounts will be taken pro-rata from the investment options based on your Account Values as of the date we act to recover the excess. If the amount of the recovery exceeds your then current Surrender Value, we will recover all remaining Account Value and terminate your Annuity.

General Information about Credits

|X| We do not consider Credits to be "investment in the contract" for income tax purposes.

|X| You may not withdraw the amount of any Credits under the Free Withdrawal provision without assessment of the contingent deferred sales charge (see "Can I make withdrawal from my Annuity without a CDSC?").

|X| These Credits are separate and distinct from the Target Value Credits discussed below in the section entitled "American Skandia's Performance Advantage."

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS? During the accumulation period you may transfer Account Value between investment options. Transfers are not subject to taxation. We currently limit the number of Sub-accounts you can invest in at any one time to twenty (20). However, you can invest in an unlimited number of Fixed Allocations. We may require a minimum of $500 in each Sub-account you allocate Account Value to at the time of any allocation or transfer. If you request a transfer and, as a result of the transfer, there would be less than $500 in the Sub-account, we may transfer the remaining Account Value in the Sub-account pro rata to the other investment options to which you transferred.

We will charge $10.00 for each transfer after the twelfth (12th) in each Annuity Year, including transfers made as part of any rebalancing, market timing, asset allocation or similar program which you have authorized. Transfers made as part of a dollar cost averaging program do not count toward the twelve free transfer limit. Renewals or transfers of Account Value from a Fixed Allocation at the end of its Guarantee Period are not subject to the transfer charge. We may allow a higher number of transfers each Annuity Year without charging a Transfer Fee or may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares must be restricted because of excessive trading or a specific transfer or group of transfers is deemed to have a detrimental effect on the share prices of affected Portfolios. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. Under such a circumstance, we will process transfers according to our rules then in effect and provide notice if the transfer request was denied. If a transfer request is denied, a new transfer request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?

Yes. We offer Dollar Cost Averaging during the accumulation period. Dollar Cost Averaging allows you to systematically transfer an amount each month from one investment option to one or more other investment options. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. Dollar Cost Averaging allows you to invest regularly each month, regardless of the current unit value (or price) of the Sub-account(s) you invest in. This enables you to purchase more units when the market price is low and fewer units when the market price is high. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You  can  Dollar  Cost  Average  from  variable   investment  options  or  Fixed
Allocations. Dollar Cost Averaging from Fixed Allocations is subject to a number of rules that include, but are not limited to the following:

|X| You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X| You may only Dollar Cost Average earnings or principal plus earnings. If transferring principal plus earnings, the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X| Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

We may credit additional amounts to your Account Value if you allocate Purchase Payments to Fixed Allocations as part of a dollar cost averaging program. Any such offer is at our sole discretion and may be cancelled at any point. Specific rules may also apply including a change to the MVA formula. For more information see "Additional Amounts in the Fixed Allocation."

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?

Yes. During the accumulation period, we offer automatic rebalancing among the variable investment options you choose. You can choose to have your Account Value rebalanced quarterly, semi-annually, or annually. On the appropriate date, your variable investment options are rebalanced to the allocation percentages you request. For example, over time the performance of the variable investment options will differ, causing your percentage allocations to shift. With automatic rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. If you request a transfer from or into any variable investment option participating in the automatic rebalancing program, we will assume that you wish to change your rebalancing percentages as well, and will automatically adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum Account Value of at least $10,000 to enroll in automatic rebalancing. All rebalancing transfers made on the same day as part of an automatic rebalancing program are considered as one transfer when counting the number of transfers each year toward the maximum number of free transfers.

DO YOU OFFER A PROGRAM TO BALANCE FIXED AND VARIABLE INVESTMENTS?
Some investors wish to invest in the variable investment options but also wish to protect a portion of their investment from market fluctuations. We offer a balanced investment program where a portion of your Purchase Payment is allocated to a Fixed Allocation for a Guarantee Period that you select and the remaining Account Value is allocated to the variable investment options that you select. The amount that we allocate to the Fixed Allocation is the amount (not including any additional amounts we applied to your Annuity based on your Purchase Payments) that will grow to a specific "principal amount" such as your initial Purchase Payment. We determine the amount based on the rates then in effect for the Guarantee Period you choose. If no amounts are transferred or withdrawn from the Fixed Allocation, at the end of the Guarantee Period, it will have grown to equal the "principal amount". The remaining Account Value that was not allocated to the Fixed Allocation can be allocated to any of the Sub-accounts that you choose. Account Value allocated to the variable investment options is subject to market fluctuations and may increase or decrease in value.

Example

Assume you have $100,000 to invest. You choose to allocate a portion of your Account Value to a Fixed Allocation with a 10-year Guarantee Period. The rate for the 10-year Guarantee Period is 6.13%*. Based on the chosen Guarantee Period and interest rate, the factor for determining how much of your Account Value can be allocated to the Fixed Allocation is 0.551593. That means that $55,159 will be allocated to the Fixed Allocation and the remaining Account Value ($44,841) will be allocated to the variable investment options. Assuming that you do not make any withdrawals from the Fixed Allocation, it will grow to $100,000 at the end of the Guarantee Period. Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

* The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration. The hypothetical values in this example do not include the amount of any Credits or Target Value Credits that may apply.

We may credit additional amounts to Fixed Allocations if you allocate Purchase Payments in accordance with the balanced investment program we offer. Any such offer is at our sole discretion and may be cancelled at any point. Specific rules may also apply, including a change to the MVA formula. For more information see "Additional Amounts in the Fixed Allocations."

MAY I AUTHORIZE MY FINANCIAL REPRESENTATIVE TO MANAGE MY ACCOUNT?
You may authorize your financial representative to decide on the allocation of your Account Value and to make financial transactions between investment options, subject to our rules. However, we can suspend or cancel these privileges at any time. We will notify you if we do. We may restrict the available investment options if you authorize a financial representative to make transfers for you. We do this so that no financial representative is in a position to control transfers of large amounts of money for multiple clients into or out of any of the underlying portfolios that have expressed concern about movement of a large proportion of a portfolio's assets.

We may also establish different "cut-off times" by which we must receive all financial transactions for certain underlying portfolios. Currently, the portfolios of Rydex Variable Trust and ProFund VP are subject to this restriction. Financial transactions involving a Rydex or ProFund VP Sub-account must be received by us no later than one hour prior to any announced closing time of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. If you request a transaction involving the purchase or redemption of Units in one of the Rydex or ProFund VP Sub-accounts after the "cut-off" time, we will deem your request as received by us on the next Valuation Day. You may be required to submit a new request on the following day.

We or an affiliate of ours may provide administrative support to financial representatives who make transfers on your behalf. These financial representatives may be firms or persons who also are appointed by us as authorized sellers of the Annuity. However, we do not offer you advice about how to allocate your Account Value under any circumstance. Any financial firm or representative you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any recommendations such financial representatives make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?

(Fixed Allocations may not be available in all states and may not be available in certain durations.)

Fixed Allocations currently are offered with Guarantee Periods of 1, 2, 3, 5, 7 and 10 years. We credit the fixed interest rate to the Fixed Allocation throughout a set period of time called a "Guarantee Period." The interest rate credited to a Fixed Allocation is the rate in effect when the Guarantee Period begins and does not change during the Guarantee Period. The rates are an effective annual rate of interest. We determine the interest rates for the various Guarantee Periods. At the time that we confirm your Fixed Allocation, we will advise you of the interest rate in effect and the date your Fixed Allocation matures. We may change the rates we credit new Fixed Allocations at any time. To inquire as to the current rates for Fixed Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:

|X| when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X| upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X| when a Guarantee Period attributable to a Fixed Allocation "renews" after its Maturity Date.

To the extent permitted by law, we may increase interest rates offered to a class of Owners who choose to participate in various services we make available. This may include, but is not limited to, Owners who elect to use dollar cost averaging from Fixed Allocations (see "Do You Offer Dollar Cost Averaging?") or the balanced investment program (see "Do You Offer a Program to Balance Fixed and Variable Investments?"). Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?

We do not have a specific formula for determining the fixed interest rates for Fixed Allocations. Generally the interest rates we offer for Fixed Allocations will reflect the investment returns available on the types of investments we make to support our fixed rate guarantees. These investment types may include cash, debt securities guaranteed by the United States government and its agencies and instrumentalities, money market instruments, corporate debt obligations of different durations, private placements, asset-backed obligations and municipal bonds. In determining rates we also consider factors such as the length of the Guarantee Period for the Fixed Allocation, regulatory and tax requirements, liquidity of the markets for the type of investments we make, commissions, administrative and investment expenses, our insurance risks in relation to the Fixed Allocations, general economic trends and competition.

We will credit interest on a new Fixed Allocation in an existing Annuity at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?

If you transfer or withdraw Account Value from a Fixed Allocation before the end of its Guarantee Period, we will adjust the value of your investment based on a formula, called a "Market Value Adjustment" or "MVA". The Market Value Adjustment formula compares the interest rates credited for Fixed Allocations at the time you invested, to interest rates being credited when you make a transfer or withdrawal. The amount of any Market Value Adjustment can be either positive or negative, depending on the rates that are currently being credited on Fixed Allocations.

MVA Formula

The MVA formula is applied separately to each Fixed Allocation. The formula is as follows:

                           [(1+I) / (1+J+0.0010)]N/12

                                     where:

                  I is the fixed interest rate we guaranteed to credit to the Fixed Allocation as of its starting date;

                  J is the fixed interest rate for your class of annuities at the time of the withdrawal for a new Fixed Allocation with a Guarantee Period equal to the remaining number of years in your original Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

If you surrender your Annuity under the "free-look" provision, the MVA formula is [(1 + I)/(1 + J)]N/12.

If the transfer or withdrawal does not occur on the yearly or monthly anniversary of the beginning of the Fixed Allocation, the numbers used in `J' and `N' will be rounded to the next highest integer.

MVA Examples

The following hypothetical examples show the effect of the MVA in determining Account Value. Assume the following:

|X| You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|  The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X| You make no withdrawals or transfers until you decided to withdraw the entire Fixed Allocation after exactly three (3) years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA

Assume that at the time you request the withdrawal, the fixed interest rate for a new Fixed Allocation with a Guarantee Period of 24 months is 3.5% (J = 3.5%). Based on these assumptions, the MVA would be calculated as follows:

        MVA Factor = [(1+I)/(I+J+0.0010)]N/12 = [1.05/1.036]2 = 1.027210

                           Interim Value = $57,881.25

       Account Value after MVA = Interim Value X MVA Factor = $59,456.20.

Example of Negative MVA

Assume that at the time you request the withdrawal, the fixed interest rate for a new Fixed Allocation with a Guarantee Period of 24 months is 6.0% (J = 6.0%). Based on these assumptions, the MVA would be calculated as follows:

        MVA Factor = [(1+I)/(1+J+0.0010)]N/12 = [1.05/1.061)]2 = 0.979372
                           Interim Value = $57,881.25
       Account Value after MVA = Interim Value X MVA Factor = $56,687.28.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?

The "Maturity Date" for a Fixed Allocation is the last day of the Guarantee Period. On the Maturity Date, you may choose to renew the Fixed Allocation for a new Guarantee Period of the same or different length or you may transfer all or part of that Fixed Allocation's Account Value to another Fixed Allocation or to one or more Sub-accounts. If you do not specify how you want a Fixed Allocation to be allocated on its Maturity Date, it will be renewed for a Fixed Allocation of the same duration if then available. We will notify you 60 days before the end of the Guarantee Period about the fixed interest rates that we are currently crediting to all Fixed Allocations that are being offered. The rates being credited to Fixed Allocations may change before the Maturity Date. We will not charge a MVA if you choose to renew a Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

ADDITIONAL AMOUNTS IN THE FIXED ALLOCATIONS

If you allocate Account Value to the Fixed Allocations and participate in certain programs we offer to help you to manage your Annuity's Account Value, under certain circumstances we may apply Additional Amounts to your Account Value allocated to the Fixed Allocation. Additional Amounts may be offered at any time at our sole discretion. When offered, Additional Amounts are provided from our general account.

Any program to provide Additional Amounts to Fixed Allocations are subject to the following rules:

|X| Additional Amounts are only offered if you participate in a balanced investment program (see "Do you offer a program to balance fixed and variable investment options?") or dollar cost averaging (see " Do you offer Dollar Cost Averaging?").
|X| Additional Amounts are only available on initial or additional Purchase Payments. Account Value transferred to a Fixed Allocation for use in the applicable programs will not receive the Additional Amounts. Additional Amounts are not available on an Annuity that is issued following an exchange of another annuity issued by us.
|X| You may not withdraw any Additional Amounts under the Free Withdrawal provision without assessment of the contingent deferred sales charge (see "Can I make withdrawals from my Annuity without a CDSC?).
|X| If Additional Amounts are applied to a Fixed Allocation, the MVA formula is revised as follows:

                           [(1+I) / (1+J+0.0020)]N/12

         Please refer to the section of the Prospectus entitled "How does the Market Value Adjustment Work?" for a discussion of the MVA formula.

|X| We do not consider Additional Amounts as "investment in the contract" for income tax purposes.
|X| We may require that you allocate Account Value to a Fixed Allocation with a Guarantee Period of certain duration (i.e. 10 years).
|X| Specific rules apply in relation to the duration of the Guarantee Period you must choose to be eligible to receive any Additional Amounts, and the date on which we allocate any Additional Amounts to the Fixed Allocation and begin crediting interest on the Additional Amount.

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

Do you provide any guarantees on my investment?

The Annuity provides variable  investment options and fixed investment  options.
Only the fixed investment options provide a guaranteed return on your investment, subject to certain terms and conditions. However, your Annuity includes a feature at no additional cost that provides certain benefits if your Account Value has not reached or exceeded a "target value" on its 10th anniversary. If, on the 10th anniversary of your Annuity's Issue Date, your Account Value has not reached the target value (as defined below) you can choose either of the following benefits:

|X| You may continue your Annuity without electing to receive Annuity payments and receive an annual credit to your Account Value payable until you begin receiving Annuity payments. The credit is equal to 0.25% of the average of your Annuity's Account Value for the preceding four complete calendar quarters. This credit is applied to your investment options pro-rata based on the allocation of your then current Account Value.

|X| You may begin receiving Annuity payments within one year and accept a one-time credit to your Annuity equal to 10% of the net of the Account Value on the 10th anniversary of its Issue Date minus the sum of all Purchase Payments allocated in the prior five years. The annuity option you select must initially guarantee payments for not less than seven years.

Following the 10th anniversary of your Annuity's Issue Date, we will inform you if your Account Value did not meet or exceed the Target Value. We will assume that you have elected to receive the annual credit to your Account Value unless, not less than 30 days prior to the next anniversary of the Annuity, we receive at our home office your election to begin receiving Annuity payments.

Certain provisions of this benefit and of the Target Value Credits described below may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.

What is the "Target Value" and how is it calculated?

The Target Value is a tool used to determine whether you are eligible to elect either of the benefits described above. The Target Value does not impact the Account Value available if you surrender your Annuity or make a partial withdrawal and does not impact the Death Benefit available to your Beneficiary(ies). The Target Value assumes a rate of return over ten (10) Annuity Years that will allow your initial investment to double in value, adjusted for any withdrawals and/or additional Purchase Payments you make during the 10 year period. We calculate the "Target Value" as follows:

1. Accumulate the initial Purchase Payment at an annual interest rate of 7.2% until the 10th anniversary of the Annuity's Issue Date; plus

2. Accumulate any additional Purchase Payments at an annual interest rate of 7.2% from the date applied until the 10th anniversary of the Annuity's Issue Date; minus

3. Each "proportional reduction" resulting from any withdrawal, accumulating at an annual interest rate of 7.2% from the date the withdrawal is processed until the 10th anniversary of the Annuity's Issue Date. We determine each "proportional reduction" by determining the percentage of your Account Value then withdrawn and reducing the Target Value by that same percentage. We include any withdrawals under your Annuity in this calculation, as well as the charge we deduct for any optional benefits you elect under the Annuity, but not the charge we deduct for the Annual Maintenance Fee or the Transfer Fee.

Examples

1. Assume you make an initial Purchase Payment of $10,000 and make no further Purchase Payments. The Target Value on the 10th anniversary of your Annuity's Issue Date would be $20,042, assuming no withdrawals are made. This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period.

2. Assume you make an initial Purchase Payment of $10,000 and make no further Purchase Payments. Assume at the end of Year 6, your Account Value has increased to $15,000 and you make a withdrawal of 10% or $1,500. The Target Value on the 10th anniversary would be $18,722. This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period, minus the proportional reduction accumulating at an annual interest rate of 7.2%.

Can I restart the 10-year Target Value calculation?

Yes, you can elect to lock in the growth in your Annuity by "restarting" the 10-year period on any anniversary of the Issue Date. If you elect to restart the calculation period, we will treat your Account Value on the restart date as if it was your Purchase Payment when determining if your Annuity's Account Value meets or exceeds the Target Value on the appropriate tenth (10th) anniversary. You may elect to restart the calculation more than once, in which case, the 10-year calculation period will begin on the date of the last restart date. We must receive your election to restart the calculation at our home office not later than 30 days after each anniversary of the Issue Date.

What are Target Value Credits?

Target Value Credits are additional amounts that we apply to your Account Value to increase the likelihood that your Account Value will meet or exceed the Target Value. Target Value Credits are payable on all Purchase Payments applied before the first anniversary of the Issue Date of your Annuity. Target Value Credits are separate and distinct from other Credits we apply to all Purchase Payments.

The amount of the Target Value Credit is equal to 1.0% of each qualifying Purchase Payment. Target Value Credits are only payable on qualifying Purchase Payments if the Owner(s) of the Annuity is(are) less than age 81 on its Issue Date. If the Annuity is owned by an entity, the age restriction applies to the age of the Annuitant on the Issue Date. The Target Value Credit is payable from our general account and is allocated to the investment options in the same ratio that the qualifying Purchase Payment is allocated.

Target Value Credits will not be available if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, of an Annuity we issued that has the same or a similar benefit.

Recovery of Target Value Credits

We can recover the amount of any Target Value Credit under the following circumstances:

1. If you surrender your Annuity before the 10th anniversary of the Issue Date of the Annuity.
2. If you elect to begin receiving Annuity payments before the first anniversary of the Issue Date.
3. If a person on whose life we pay the Death Benefit dies, or if a "contingency event" occurs which triggers a medically-related surrender
     (a) within 12 months after the date a Target Value Credit was allocated to your Account Value; or
     (b) within 10 years after the date a Target Value Credit was allocated to your Account Value if any owner was over age 70 on the Issue Date, or, if the Annuity was then owned by an entity, the Annuitant was over age 70 on the Issue Date.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?

During the accumulation phase you can access your Account Value through Partial Withdrawals, Systematic Withdrawals, and where required for tax purposes, Minimum Distributions. You can also surrender your Annuity at any time. We may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC and we may also apply a Market Value Adjustment to any Fixed Allocations. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called "Free Withdrawals." In addition, under certain circumstances, we may waive the CDSC for surrenders made for qualified medical reasons or for withdrawals made to satisfy Minimum Distribution requirements. Unless you notify us differently, withdrawals are taken pro-rata based on the Account Value in the investment options at the time we receive your withdrawal request. Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period

A distribution during the accumulation period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax basis", if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain. If you take a distribution prior to the taxpayer's age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period

During the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time you receive the payment. The Code and regulations have "exclusionary rules" that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in the Annuity. Once the tax basis in the Annuity has been distributed, the remaining annuity payments are taxable as ordinary income. The tax basis in the Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?

Yes, you can make a withdrawal during the accumulation phase. We call this a "Partial Withdrawal." The amount that you may withdraw will depend on the Annuity's Surrender Value. After any Partial Withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the Partial Withdrawal request as a request to fully surrender your Annuity. The minimum Partial Withdrawal you may request is $100.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?

A CDSC may be assessed against a Partial Withdrawal during the accumulation phase. Whether a CDSC applies and the amount to be charged depends on whether the Partial Withdrawal exceeds any Free Withdrawal amount and, if so, the length of time that the Purchase Payment being withdrawn has been invested in the Annuity.

If you request a Partial Withdrawal:

1. we determine if the amount you requested is available as a Free Withdrawal (in which case it would not be subject to a CDSC);

Then if the amount requested exceeds the available Free Withdrawal amount:

2. we withdraw the amount from Purchase Payments that have been invested for longer than the CDSC period (with your Annuity, eight (8) years), if any;

Then if the amount requested exceeds that amount:

3. we withdraw the remaining amount from the Purchase Payments that are still subject to a CDSC. We withdraw the amount from the "oldest" of your Purchase Payments, which will result in the lowest CDSC being applied to the amount withdrawn.

Then if the amount requested exceeds Purchase Payments still subject to a CDSC:

4. we withdraw the remaining amount from other surrender value due to Credits, Target Value Credits and any Additional Amounts in the Fixed Allocations.

CAN I MAKE WITHDRAWALS FROM MY ANNUITY WITHOUT A CDSC?
Yes. During the accumulation phase you may withdraw a limited amount of Account Value each Annuity Year from which we do not deduct a CDSC. This amount is called the "Free Withdrawal" amount. Free Withdrawals are available to meet liquidity needs. The amount of any Free Withdrawal is not available at the time an Annuity is surrendered. NOTE: Withdrawals of any type made prior to age 59 1/2may be subject to a 10% tax penalty.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The maximum Free Withdrawal amount during any Annuity Year is the greater of:
|X|  the "Growth" in the Annuity; or
|X| 10% of Purchase Payments that, as of the date of the withdrawal, have been invested for less than the CDSC period (with your Annuity, eight (8) years). The 10% amount is not cumulative.

"Growth" equals the current Account Value less all Purchase Payments that have been invested for less than the CDSC period and have not been previously withdrawn. "Growth" does not include any additional amounts we applied to your Annuity based on your Purchase Payments (see "How Do I Receive Credits",
"Additional Amounts in the Fixed Allocations" and "What Are Target Value Credits").

NOTE: Free withdrawals do not reduce the amount of any CDSC that would apply upon a partial withdrawal or subsequent surrender. The minimum Free Withdrawal you may request is $100.

We may reduce or eliminate the amount available as a Free Withdrawal if your Annuity is used in connection with certain plans that receive special tax treatment under the Code. As of the date of this Prospectus, the Free Withdrawal privilege has been eliminated for Annuities purchased as funding vehicles for retirement plans under Section 401 or 403(b) of the Code.

Examples

Assume you make an initial Purchase Payment of $10,000 and make no additional Purchase Payments. Assume that in Annuity Year 2, due to positive investment performance, your Account Value is $12,500. The maximum Free Withdrawal amount would be the greater of Growth (Account Value minus Purchase Payments = $2,500) or 10% of Purchase Payments ($1,000). Your maximum Free Withdrawal amount would therefore be $2,500.

Further assume that in your third Annuity Year, you choose to surrender your Annuity. Assume that after taking your $2,500 Free Withdrawal in Year 2, your Account Value has increased to $11,000 due to positive investment performance. Upon surrender, we will deduct a CDSC of 8.5% based on the number of years that your Purchase Payment has been invested times the amount of your Purchase Payment that has not been previously withdrawn (8.5% of $10,000 = $850). The amount of the previous Free Withdrawal was not subject to a CDSC when withdrawn. Therefore, upon surrender, the amount of the entire Purchase Payment is subject to the CDSC. You would receive $10,150 minus the Annual Maintenance Fee and any Target Value Credits.

These examples do not reflect the effect of any Credits or Target Value Credits. These amounts are not available as a free withdrawal.

When we determine if a CDSC applies to Partial Withdrawals and Systematic Withdrawals, we will first determine what, if any, amounts qualify as a Free Withdrawal. Those amounts are not subject to the CDSC. Partial Withdrawal or Systematic Withdrawal of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD? Yes. We call these "Systematic Withdrawals." You can receive Systematic Withdrawals of earnings only, principal plus earnings or a flat dollar amount. Systematic Withdrawals may be subject to a CDSC. We will determine whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic Withdrawals can be made from Account Value allocated to the variable investment options or Fixed Allocations. Generally, Systematic Withdrawals from Fixed Allocations are limited to earnings accrued after the program of Systematic Withdrawals begins, or payments of fixed dollar amounts that do not exceed such earnings. Systematic Withdrawals are available on a monthly, quarterly, semi-annual or annual basis. The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program of Systematic Withdrawals.

The minimum amount for each Systematic Withdrawal is $100. If any scheduled Systematic Withdrawal is for less than $100, we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?

Yes. If your Annuity is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b) or 408 of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of "substantially equal periodic payments". Distributions received under this provision in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to a CDSC. To request a program that complies with Section 72(t), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t) withdrawals. The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program for withdrawals under Section 72(t). The minimum amount for any such withdrawal is $100.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM? (See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum Distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Sections 401, 403(b) or 408 of the Code. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the minimum distribution rules under the Code. We do not assess a CDSC on Minimum Distributions from your Annuity if you are required by law to take such Minimum Distributions from your Annuity at the time it is taken. However, a CDSC may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the minimum distribution requirements in relation to other savings or investment plans under other qualified retirement plans not maintained with American Skandia.

If you request, we will calculate the annual required Minimum Distribution under your Annuity. The amount of the required Minimum Distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your required Minimum Distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. We may charge you for calculating required Minimum Distributions. You may elect to have Minimum Distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum Distributions.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?

Yes. During the accumulation phase you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where permitted by law, you may request to surrender your Annuity prior to the Annuity Date without application of any CDSC upon occurrence of a medically-related "Contingency Event". The amount payable will be your Account Value minus: (a) the amount of any Credits applied within 12 months of the applicable "Contingency Event" as defined below; (b) the amount of any Credits added in conjunction with any Purchase Payments received after our receipt of your request for a medically-related surrender (i.e. Purchase Payments received at such time pursuant to a salary reduction program; and (c) the amount of any Target Value Credits under certain circumstances.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:

|X| the Annuitant must be named or any change of Annuitant must be accepted by us, prior to the "Contingency Event" described below;

|X| the Annuitant must be alive as of the date we pay the proceeds of such surrender request;

|X| if the Owner is one or more natural persons, all such Owners must also be alive at such time;

|X| we must receive satisfactory proof of the Annuitant's confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and

|X| this benefit is not available if the total Purchase Payments received exceed $500,000 for all annuities issued by us with this benefit where the same person is named as Annuitant.

A "Contingency Event" occurs if the Annuitant is:

|X| first confined in a "Medical Care Facility" while your Annuity is in force and remains confined for at least 90 days in a row; or

|X|  first diagnosed as having a "Fatal Illness" while your Annuity is in force.

The definitions of "Medical Care Facility" and "Fatal Illness," as well as additional terms and conditions, are provided in your Annuity. Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY PAYMENT OPTIONS ARE AVAILABLE UPON ANNUITIZATION?
Annuity payments can be guaranteed for the life of the Annuitant, for the life of the Annuitant with a certain period guaranteed, or for a certain fixed period of time with no life contingency. We currently make available fixed payments and adjustable payments. However, adjustable annuity payments may not be available on your Annuity Date.

You may choose an Annuity Date, an annuity option and the frequency of annuity payments when you purchase an Annuity, or at a later date. You may change your choices up to 30 days before the Annuity Date. Any change to these options must be in writing. The Annuity Date must be the first or the fifteenth day of a calendar month. A maximum Annuity Date may be required by law.

We currently offer the following fixed Annuity Payment Options. Additional Annuity Payment Options, including variable options, may be offered in the future.

Key Life: is the person or persons upon whose life annuity payments with a life contingency are based.

Option 1

Payments for Life: Under this option, income is payable periodically until the death of the "key life". No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable.

Option 2

Payments for Life with 10, 15, or 20 Years Certain: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (10, 15, or 20 years), the remaining payments are paid to the Beneficiary until the end of such period.

Option 3

Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable.

Option 4

Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Therefore, making a purchase payment within seven years of the Annuity Date limits your annuity payment options.

If you have not provided us with your Annuity Date or Annuity Payment Option in writing, then:

|X| the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and

|X| the Annuity Payments, where allowed by law, will be fixed monthly payments for life with 10 years certain (See Option 2).

If you have not made an election prior to death benefit proceeds becoming due, the Beneficiary may elect to receive the death benefit under one of the fixed Annuity Payment Options or any option we make available for death proceeds. However, if you made an election, the Beneficiary may not alter such election.

HOW ARE ANNUITY PAYMENTS CALCULATED?

The first annuity payment varies according to the annuity payment option and payment frequency selected. The first payment is determined by multiplying the Account Value plus any additional amounts applied by us under the Performance Advantage benefit by the factor determined from our table of annuity rates. Your Account Value will be determined as of the close of business on the fifteenth day preceding the Annuity Date, plus interest at not less that 3% per year from such date to the Annuity Date. The table of annuity rates differ based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the 1983a Individual Annuity Mortality Table with ages set back one year for males and two years for females and with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?

The Annuity provides a Death Benefit during its accumulation phase. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If the Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant's death, if there is no Contingent Annuitant. If a Contingent Annuitant was designated before the Annuitant's death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid at that time. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

DEATH BENEFIT OPTIONS

Your Annuity provides a "basic" Death Benefit at no additional charge and also offers two different optional Death Benefits that can be purchased for an additional charge. Under certain circumstances, your Death Benefit may be reduced by the amount of any Credits or Target Value Credits we applied to your Purchase Payments. (see "How are Credits Applied to My Account Value" and "Recovery of Target Value Credits")

Basic Death Benefit

The basic Death Benefit depends on the decedent's age on the date of death:

     If death occurs during the first ten (10) Annuity Years: The Death Benefit is the greater of:

|X|  The sum of all Purchase Payments less the sum of all withdrawals; and

|X| The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

     If death occurs after the tenth (10th) Annuity Year: The Death Benefit is your Account Value.

Optional Death Benefits

We offer two optional Death Benefits to provide an enhanced level of protection for your beneficiaries. Currently, these benefits are only offered and must be elected at the time that you purchase your Annuity. We may, at a later date, allow existing Annuity Owners to purchase either of the optional Death Benefits subject to our rules.

If the Annuity has one Owner, the Owner must be age 80 or less at the time either optional Death Benefit is purchased. If the Annuity has joint Owners, the oldest Owner must be age 80 or less. If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Optional Death Benefits

|X| The Death Benefit Target Date is the contract anniversary on or after the 80th birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned.

|X|  The  Highest   Anniversary   Value  equals  the  highest  of  all  previous
     "Anniversary Values" on or before the earlier of the Owner's date of death and the "Death Benefit Target Date".

|X| The Anniversary Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase Payments on or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

|X| A Proportional Reduction is a reduction to the value being measured caused by a withdrawal, equaling the percentage of the withdrawal as compared to the Account Value as of the date of the withdrawal. For example, if your Account Value is $10,000 and you withdraw $2,000 (a 20% reduction), we will reduce both your Anniversary Value and the amount determined by Purchase Payments increasing at the appropriate interest rate by 20%.

|X| The Assumed Accumulation Rate is the rate of interest that we will apply to your Purchase Payments only for purposes of calculating this benefit The Assumed Accumulation Rate is different depending on which Optional Death Benefit you select as shown below:

           --------------------------- ------------------------
                    Option 1                  Option 2
                 5.0% per year              7.2% per year
           --------------------------- ------------------------

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Certain terms and conditions may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.

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Calculation of Optional Death Benefits

The optional Death Benefit calculations depend on whether death occurs before or after the Death Benefit Target Date.

Annuities with one Owner

The optional Death Benefits are calculated as follows:

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1. the Account Value in the Sub-accounts plus the Interim Value of any Fixed Allocations (no MVA) as of the date we receive in writing "due proof of death"; and

2. the sum of all Purchase Payments minus the sum of all Proportional Reductions, each increasing daily until the Owner's date of death at the applicable Assumed Accumulation Rate for the option you elect, subject to a limit of 200% of the difference between the sum of all Purchase Payments and the sum of all withdrawals as of the Owner's date of death; and

3. the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

     The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date. The amount calculated in Item 1 & 3 above may be reduced by any Credits or Target Value Credits under certain circumstances.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1. the Account Value as of the date we receive in writing "due proof of death" (an MVA may be applicable to amounts in any Fixed Allocations); and

2. the greater of Item 2 & 3 above on the Death Benefit Target Date plus the sum of all Purchase Payments less the sum of all Proportional Reductions since the Death Benefit Target Date.

     The amount calculated in Item 1 above may be reduced by any Credits or Target Value Credits under certain circumstances.

Annuities with joint Owners

For Annuities with Joint Owners, the Death Benefit is calculated as shown above except that the age of the oldest of the Joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own the Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities

For Annuities owned by an entity, the Death Benefit is calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant (or Contingent Annuitant, if applicable).

Examples of Optional Death Benefit Calculation

The following are examples of how the Optional Death Benefits are calculated. Each example assumes that a $50,000 initial Purchase Payment is made and that no withdrawals are made prior to the Owner's death. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example of market increase greater than Assumed Accumulation Rate

Assume that the Owner's Account Value has generally been increasing. On the date we receive due proof of death (the Owner's 58th birthday), the Account Value is $90,000. The Highest Anniversary Value at the end of any previous period is $72,000. The Death Benefit would be the Account Value ($90,000) because it is greater than the Highest Anniversary Value ($72,000) or the sum of prior
Purchase Payments increased by 5.0% annually ($73,872.77 - Option 1) or 7.2% annually for ($87,202.36 - Option 2).

Example of market decrease

Assume  that the  Owner's  Account  Value  generally  increased  until the fifth anniversary but generally has been decreasing since the fifth contract anniversary. On the date we receive due proof of death (the Owner's 58th birthday), the Account Value is $48,000. The Highest Anniversary Value at the end of any previous period is $54,000. The Death Benefit would be the sum of prior Purchase Payments increased by 5.0% annually ($73872.77 - Option 1) or 7.2% annually for ($87202.36 - Option 2) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of Highest Anniversary Value

Assume that the Owner's Account Value increased significantly during the first six years following the Issue Date. On the sixth anniversary date the Account Value was $90,000. During the seventh Annuity Year, the Account Value increases to as high as $100,000 but then subsequently falls to $80,000 on the date we receive due proof of death (the Owner's 58th birthday). The Death Benefit would be the Highest Anniversary Value at the end of any previous period ($90,000), which occurred on the sixth anniversary, although the Account Value was higher during the subsequent period. The Account Value on the date we receive due proof of death ($80,000) is lower, as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77 - Option 1) or 7.2% annually for ($87,202.36 - Option 2).

How much do you charge for the optional death benefits?

We deduct a charge from your Account Value if you elect to purchase either Optional Death Benefit. For Option 1, each deduction is 0.30% of the then current Death Benefit when the deduction is taken. For Option 2, each deduction is 0.50% of the then current Death Benefit when the deduction is taken. No charge applies after the Annuity Date.

We deduct the charge:

1.   on each anniversary of the Issue Date;
2. when Account Value is transferred to our general account prior to the Annuity Date;
3.   if you surrender your Annuity; and
4.   if you choose to terminate the benefit.

If you surrender the Annuity, elect to begin receiving Annuity payments or terminate the benefit on a date other than an anniversary of the Issue Date, the charge will be prorated. During the first year after the Issue Date, the charge would be prorated from the Issue Date. In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first deduct the amount of the charge pro-rata from the Account Value in the variable investment options. We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient Account Value in the variable investment options to pay the charge. If your Annuity's Account Value is insufficient to pay the charge, we may deduct your remaining Account Value and terminate your Annuity. We will notify you if your Account Value is insufficient to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Are there any exceptions to these rules for paying the Death Benefit?

Yes, there are exceptions that apply no matter how your Death Benefit is calculated. There are exceptions to the Death Benefit if the decedent was not the Owner or Annuitant as of the Issue Date and did not become the Owner or Annuitant due to the prior Owner's or Annuitant's death. Any minimum Death Benefit that applies will be suspended for a two-year period from the date he or she first became Owner or Annuitant. After the two-year suspension period is completed, the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

What options are available to my Beneficiary upon my death?

|X| During the accumulation period, if you die and the sole Beneficiary is your spouse, then your spouse may elect to be treated as the current Owner. The Annuity can be continued, subject to its terms and conditions, in lieu of receiving the death benefit. Your spouse may only assume ownership of the Annuity if he or she is designated as the sole primary Beneficiary.

|X|    In the event of your death, the death benefit must be distributed within:
         (a)  five years of the date of death; or
         (b) over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death.

When do you determine the Death Benefit?

We determine the amount of the Death Benefit as of the date we receive "due proof of death" and any other written representations we require to determine the proper payment of the Death Benefit to all Beneficiaries. "Due proof of death" may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death.

We will require written acknowledgment of all named Beneficiaries before we can determine the Death Benefit. During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?

During the accumulation period, the Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Allocation. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Allocation. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. The Account Value includes any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity. When determining the Account Value on a day other than a Fixed Allocation's Maturity Date, the Account Value may include any Market Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?

The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is equal to your Account Value minus any CDSC, the Annual Maintenance Fee and any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity. The Surrender Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-Account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of an underlying Portfolio. The value of the Units fluctuate with the market fluctuations of the Portfolios. The value of the Units also reflect the daily accrual for the Insurance Charge.

Each Valuation Day, we determine the price for a Unit of each Sub-account, called the "Unit Price." The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example

Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?

During the Guarantee Period, we use the concept of an Interim Value. The Interim Value can be calculated on any day and is equal to the initial value allocated to a Fixed Allocation plus all interest credited to a Fixed Allocation as of the date calculated. The Interim Value does not include the impact of any Market Value Adjustment. If you made any transfers or withdrawals from a Fixed Allocation, the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were withdrawn. To determine the Account Value of a Fixed Allocation on any day other than its Maturity Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?

Initial Purchase Payments: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) days after we receive all of our requirements to issue the Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment and issue the Annuity within two (2) days. During any period that we are trying to obtain the required information, your money is not invested.

Additional Purchase Payments: We will apply any additional Purchase Payments on the Valuation Day that we receive the Purchase Payment with satisfactory instructions.

Scheduled Transactions: "Scheduled" transactions include transfers under a Dollar Cost Averaging, rebalancing, or asset allocation program, Systematic Withdrawals, Minimum Distributions or Annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled Transactions: "Unscheduled" transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. Unscheduled transactions are processed and valued as of the Valuation Day we receive the request at our Office in good order.

Medically-related Surrenders & Death Benefits: Medically-related surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all materials we require for such transaction and that are satisfactory to us.

Transactions in Rydex and ProFund VP Sub-accounts: Any financial transactions involving the Rydex or ProFund VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. If you request a transaction involving the purchase or redemption of Units in one of the Rydex or ProFund VP Sub-accounts after the "cut-off" time, we will deem your request as received by us on the next Valuation Day. You may be required to submit a new request on the following day.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax considerations relating to this Annuity. However, since the tax laws are complex and tax consequences are affected by your individual circumstances, this summary of our interpretation of the relevant tax laws is not intended to be fully comprehensive nor is it intended as tax advice. Therefore, you may wish to consult a professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate Accounts are taxed as part of American Skandia. American Skandia is taxed as a life insurance company under Part I, subchapter L of the Code. No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?

Section 72 of the Code governs the taxation of annuities in general. Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
     |X| a qualified pension plan, profit sharing plan or other retirement arrangement that is eligible for special treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
     |X| an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
     |X| an individual person or persons; or |X| an entity including a corporation, trust or partnership.

Individual Ownership: If one or more individuals own an Annuity, the Owner of the Annuity is generally not taxed on any increase in the value of the Annuity until an amount is received (a "distribution"). This is commonly referred to as "tax deferral". A distribution can be in the form of a lump sum payment including payment of a Death Benefit, or in annuity payments under one of the annuity payment options. Certain other transactions may qualify as a distribution and be subject to taxation.

Entity Ownership: If the Annuity is owned by an entity and is not a Qualified Contract, generally the Owner of the Annuity must currently include any increase in the value of the Annuity during a tax year in its gross income. An exception from current taxation applies for annuities held by a structured settlement company, by an employer with respect to a terminated tax-qualified retirement plan, a trust holding an annuity as an agent for a natural person, or by a decedent's estate by reason of the death of the decedent. A tax-exempt entity for Federal tax purposes will not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?

Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions Before Annuitization: Distributions received before annuity payments begin are generally treated as coming first from "income on the contract" and then as a return of the "investment in the contract". The amount of any distribution that is treated as receipt of "income on the contract" is includible in the taxpayer's gross income and taxable in the year it is received. The amount of any distribution treated as a return of the "investment in the contract" is not includible in gross income.

|X| "Income on the contract" is calculated by subtracting the taxpayer's "investment in the contract" from the aggregate value of all "related contracts" (discussed below).

|X| "Investment in the contract" is equal to total purchase payments for all "related contracts" minus any previous distributions or portions of such distributions from such "related contracts" that were not includible in gross income. "Investment in the contract" may be affected by whether an annuity or any "related contract" was purchased as part of a tax-free exchange of life insurance, endowment, or annuity contracts under Section 1035 of the Code. Unless "after-tax" or non-deductible contributions have been made to a Qualified Contract, the "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions After Annuitization: A portion of each annuity payment received on or after the Annuity Date will generally be taxable. The taxable portion of each annuity payment is determined by a formula which establishes the ratio that the "investment in the contract" bears to the total value of annuity payments to be made. This is called the "exclusion ratio." The investment in the contract is excluded from gross income. Any additional payments received that exceed the exclusion ratio will be entirely includible in gross income. The formula for determining the exclusion ratio differs between fixed and variable annuity payments. When annuity payments cease because of the death of the person upon whose life payments are based and, as of the date of death, the amount of annuity payments excluded from taxable income by the exclusion ratio does not exceed the "investment in the contract," then the remaining portion of unrecovered investment is allowed as a deduction by the beneficiary in the tax year of such death.

Penalty Tax on Distributions: Generally, any distribution from an annuity not used in conjunction with a Qualified Contract (Qualified Contracts are discussed below) is subject to a penalty equal to 10% of the amount includible in gross income. This penalty does not apply to certain distributions, including:

|X|  Distributions made on or after the taxpayer has attained age 591/2;
|X| Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|  Distributions attributable to the taxpayer's becoming disabled;
|X| Distributions which are part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer (or the joint lives of the taxpayer and the taxpayer's Beneficiary);
|X| Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|  Payments under an immediate annuity as defined in the Code;
|X| Distributions under a qualified funding asset under Code Section 130(d); or |X| Distributions from an annuity purchased by an employer on the termination of a qualified pension plan that is held by the employer until the employee separates from service.

Special rules applicable to "related contracts": Contracts issued by the same insurer to the same contract owner within the same calendar year (other than certain contracts owned in connection with a tax-qualified retirement arrangement) are to be treated as one annuity contract when determining the taxation of distributions before annuitization. We refer to these contracts as "related contracts." In situations involving related contracts we believe that the values under such contracts and the investment in the contracts will be added together to determine the proper taxation of a distribution from any one contract described under the section "Distributions before Annuitization." Distributions will be treated as coming first from income on the contract until all of the income on all such related contracts is withdrawn, and then as a return of the investment in the contract. There is some uncertainty regarding the manner in which the Internal Revenue Service would view related contracts when one or more contracts are immediate annuities or are contracts that have been annuitized. The Internal Revenue Service has not issued guidance clarifying this issue as of the date of this Prospectus. You are particularly cautioned to seek advice from your own tax advisor on this matter.

Special concerns regarding "substantially equal periodic payments": (also known as "72(t)" or "72(q)" distributions) Any modification to a program of distributions which are part of a series of substantially equal periodic payments that occur before the later of the taxpayer reaching age 59 1/2 or five
(5) years from the first of such payments will result in the requirement to pay the taxes that would have been due had the payments been treated as subject to tax in the years received, plus interest. This does not apply when the modification is due by reason of death or disability. It is our understanding that the Internal Revenue Service may not consider a scheduled series of distributions to qualify under Sections 72(q) or 72(t) if the holder of the annuity retains the right to modify such distributions at will, even if such right is not exercised, or, for a variable annuity, depending on how payments are structured.

Special concerns regarding immediate annuities: The Internal Revenue Service has ruled that the exception to the 10% penalty described above for "non-qualified" immediate annuities as defined under the Code may not apply to annuity payments under a contract recognized as an immediate annuity under state insurance law obtained pursuant to an exchange of a contract if: (a) purchase payments for the exchanged contract were contributed or deemed to be contributed more than one year prior to the annuity starting date under the immediate annuity; and (b) the annuity payments under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free exchanges under Section 1035: Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If an annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any distributions other than as annuity payments will be considered to come:

|X| First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X| Then, from any "income on the contract" that is attributable to the purchase payments made prior to August 14, 1982 (including income on such original purchase payments after the exchange);
|X| Then, from any remaining "income on the contract"; and |X| Lastly, from the amount of any "investment in the contract" made after
     August 13, 1982.

Therefore, to the extent a distribution is equal to or less than the investment in the contract made prior to August 14, 1982, such amounts are not included in taxable income. Further, distributions received that are considered to be a return of investment on the contract from purchase payments made prior to August 14, 1982, such distributions are not subject to the 10% tax penalty. In all other respects, the general provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

On November 22, 1999, the Internal Revenue Service issued an acquiescence in the decision of the United States Tax Court in Conway v. Commissioner (111 T.C. 350
(1998)) that a taxpayer's partial surrender of an annuity contract and direct transfer of the resulting proceeds for the purchase of a new annuity contract qualifies as a non-taxable exchange under Section 1035 of the Internal Revenue Code. "Acquiescence" means that the IRS accepts the holding of the Court in a case and that the IRS will follow it in disposing of cases with the same controlling facts. Prior to the Conway decision, industry practice has been to treat a partial surrender of account value as fully taxable to the extent of any gain in the contract for tax reporting purposes and to "step-up" the basis in the contract accordingly. However with the IRS' acquiescence in the Conway decision, partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% IRS tax penalty on pre-age 59 1/2 withdrawals. The IRS reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example, we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. As of the date of this Prospectus, we continue to report partial surrenders of non-qualified annuities as subject to current taxation to the extent of any gain. However, we may change our reporting procedures to treat certain of these transactions as partial 1035 exchanges. Should we do so, we reserve the right to report transactions that may have been designed to receive partial 1035 exchange treatment as partial surrenders subject to current taxation if we, as a reporting and withholding agent, believe that we would be expected to deem a transaction to be abusive.

While the principles expressed in the Conway decision appear applicable to partial exchanges from life insurance, there is no guidance from the Internal Revenue Service as to whether it concurs with non-recognition treatment under
Section 1035 of the Code for such transactions. In addition, please be cautioned that no specific guidance has been provided as to the impact of such a transaction for the remaining life insurance policy, particularly as to the subsequent methods to be used to test for compliance under the Code for both the definition of life insurance and the definition of a modified endowment contract.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding vehicle for various types of tax-qualified retirement plans. We have provided summaries of the types of tax-qualified retirement plans with which we may issue an Annuity. These summaries provide general information about the tax rules and are not intended to be complete discussions. The tax rules regarding qualified plans are complex. These rules may include limitations on contributions and restrictions on distributions, including additional taxation of distributions and additional penalties. The terms and conditions of the tax-qualified retirement plan may impose other limitations and restrictions that are in addition to the terms of the Annuity. The application of these rules depends on individual facts and circumstances. Before purchasing an Annuity for use in a qualified plan, you should obtain competent tax advice, both as to the tax treatment and suitability of such an investment. American Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Corporate Pension and Profit-sharing Plans: Annuities may be used to fund employee benefits of various corporate pension and profit-sharing plans established by corporate employers under Section 401(a) of the Code including 401(k) plans. Contributions to such plans are not taxable to the employee until distributions are made from the retirement plan. The Code imposes limitations on the amount that may be contributed and the timing of distributions. The tax treatment of distributions is subject to special provisions of the Code, and also depends on the design of the specific retirement plan. There are also special requirements as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans: Annuities may also be used to fund benefits of retirement plans established by self-employed individuals for themselves and their employees. These are commonly known as "H.R. 10 Plans" or "Keogh Plans". These plans are subject to most of the same types of limitations and requirements as retirement plans established by corporations. However, the exact limitations and requirements may differ from those for corporate plans.

Tax Sheltered Annuities: Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which contributions may be made by certain qualifying employers such as public schools and certain charitable, educational and scientific organizations specified in Section 501(c)(3) for the benefit of their employees. Such contributions are not taxable to the employee until distributions are made from the TSA. The Code imposes limits on contributions, transfers and distributions. Nondiscrimination requirements also apply.

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Under a TSA, you may be prohibited from taking distributions from the contract attributable to contributions made pursuant to a salary reduction agreement unless the distribution is made:
|X|      After the participating employee attains age 59 1/2;
|X|      Upon separation from service, death or disability; or
|X|      In the case of financial hardship (subject to restrictions).
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Section 457 Plans: Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax exempt employers for their employees may invest in annuity contracts. The Code limits contributions and distributions, and imposes eligibility requirements as well. Contributions are not taxable to employees until distributed from the plan. However, plan assets remain the property of the employer and are subject to the claims of the employer's general creditors until such assets are made available to participants or their beneficiaries.

Individual Retirement Programs or "IRAs": Section 408 of the Code allows eligible individuals to maintain an individual retirement account or individual retirement annuity ("IRA"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible to establish an IRA and the time when distributions must commence. Further, an Annuity may be established with "roll-over" distributions from certain tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth IRAs: A form of IRA is also available called a "Roth IRA". Contributions to a Roth IRA are not tax deductible. However, distributions from a Roth IRA are free from Federal income taxes and are not subject to the 10% penalty tax if five (5) tax years have passed since the first contribution was made or any conversion from a traditional IRA was made and the distribution is made (a) once the taxpayer is age 59 1/2 or older, (b) upon the death or disability of the taxpayer, or (c) for qualified first-time home buyer expenses, subject to certain limitations. Distributions from a Roth IRA that are not "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers of IRAs and Roth IRAs will receive a special disclosure document, which describes limitations on eligibility, contributions, transferability and distributions. It also describes the conditions under which distributions from IRAs and qualified plans may be rolled over or transferred into an IRA on a tax-deferred basis and the conditions under which distributions from traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs: Eligible employers that meet specified criteria may establish Simplified Employee Pensions or SEP IRAs. Employer contributions that may be made to employee SEP IRAs are larger than the amounts that may be contributed to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?

Distributions from Qualified Contracts are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the proportion of a distribution representing after-tax contributions. Generally, a 10% penalty tax applies to the taxable portion of a distribution from a Qualified Contract made prior to age 59 1/2. However, the 10% penalty tax does not apply when the distribution:

|X| is part of a properly executed transfer to another IRA or another eligible qualified account;
|X| is subsequent to the death or disability of the taxpayer (for this purpose disability is as defined in Section 72(m)(7) of the Code);
|X| is part of a series of substantially equal periodic payments to be paid not less frequently than annually for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|  is subsequent to a separation  from service after the taxpayer  attains age
     55*;
|X| does not exceed the employee's allowable deduction in that tax year for medical care*;
|X| is made to an alternate payee pursuant to a qualified domestic relations order*; and
|X|  is made pursuant to an IRS levy.

The exceptions above which are followed by an asterisk (*) do not apply to IRAs. Certain other exceptions may be available.

Minimum Distributions after age 70 1/2: A participant's interest in a Qualified Contract must generally be distributed, or begin to be distributed, by the "required beginning date". This is April 1st of the calendar year following the later of:

|X| the calendar year in which the individual attains age 70 1/2; or |X| the calendar year in which the individual retires from service with the employer sponsoring the plan. The retirement option is not available to IRAs.

The participant's entire interest must be distributed beginning no later than the required beginning date over a period which may not extend beyond a maximum of the life or life expectancy of the participant (or the life expectancies of the owner and a designated Beneficiary). Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account value by the applicable life expectancy or pursuant to an annuity payout. If the account balance is used, it generally is based upon the Account Value as of the close of business on the last day of the previous calendar year.

If the participant dies before reaching his or her "required beginning date", his or her entire interest must generally be distributed within five (5) years of death. However, this rule will be deemed satisfied if distributions begin before the close of the calendar year following death to a designated
Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased owner would have attained age 70 1/2. A surviving spouse would also have the option to assume the IRA as his or her own if he or she is the sole designated beneficiary. If a participant dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

If the amount distributed is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

GENERAL TAX CONSIDERATIONS

Diversification: Section 817(h) of the Code provides that a variable annuity contract, in order to qualify as an annuity, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of insurance companies). If the diversification requirements under the Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract. The Treasury Department's regulations prescribe the diversification requirements for variable annuity contracts. We believe the underlying mutual fund portfolios should comply with the terms of these regulations.

Transfers Between Investment Options: Transfers between investment options are not subject to taxation. The Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. Such guidelines may or may not address the number of investment options or the number of transfers between investment options offered under a variable annuity. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. It is also not known what effect, if any, such guidelines may have on transfers between the investment options of the Annuity offered pursuant to this Prospectus. We will take any action, including modifications to your Annuity or the Sub-accounts, required to comply with such guidelines if promulgated.

Federal Income Tax Withholding: Section 3405 of the Code provides for Federal income tax withholding on the portion of a distribution which is includible in the gross income of the recipient. Amounts to be withheld depend upon the nature of the distribution. However, under most circumstances a recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by filing a completed election form with us.

Certain distributions, including rollovers, from most Qualified Contracts, may be subject to automatic 20% withholding for Federal income taxes. This will not apply to:

|X|  any portion of a distribution paid as Minimum Distributions;
|X|  direct transfers to the trustee of another retirement plan;
|X| distributions from an individual retirement account or individual retirement annuity;
|X| distributions made as substantially equal periodic payments for the life or life expectancy of the participant in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan; and
|X|  certain other distributions where automatic 20% withholding may not apply.

Loans, Assignments and Pledges: Any amount received directly or indirectly as a loan from, or any assignment or pledge of any portion of the value of, an annuity before annuity payments have begun are treated as a distribution subject to taxation under the distribution rules set forth above. Any gain in an annuity on or after the assignment or pledge of an entire annuity and while such assignment or pledge remains in effect is treated as "income on the contract" in the year in which it is earned. For annuities not issued for as Qualified Contracts, the cost basis of the annuity is increased by the amount of any assignment or pledge includible in gross income. The cost basis is not affected by any repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts: The gift of an annuity to someone other than the spouse of the owner (or former spouse incident to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax Considerations: You should obtain competent tax advice with respect to possible federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping Transfers: Under the Code certain taxes may be due when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract holder. These generation-skipping transfers generally include those subject to federal estate or gift tax rules. There is an aggregate $1 million exemption from taxes for all such transfers. We may be required to determine whether a transaction is a direct skip as defined in the Code and the amount of the resulting tax. We will deduct from your Annuity or from any applicable payment treated as a direct skip any amount of tax we are required to pay.

Considerations for Contingent Annuitants: There may be adverse tax consequences if a contingent annuitant succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor qualifies for preferred treatment under certain sections of the Code. In general, the Code is designed to prevent indefinite deferral of tax. Continuing the benefit of tax deferral by naming one or more contingent annuitants when the Annuity is owned by a non-qualified trust might be deemed an attempt to extend the tax deferral for an indefinite period. Therefore, adverse tax treatment may depend on the terms of the trust, who is named as contingent annuitant, as well as the particular facts and circumstances. You should consult your tax advisor before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?

We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at http://www.americanskandia.com or any other electronic means, including diskettes or CD ROMs. We send a confirmation statement to you each time a transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter. You may request additional reports. We reserve the right to charge up to $50 for each such additional report. Instead of immediately confirming transactions made pursuant to some type of periodic transfer program (such as a dollar cost averaging program) or a periodic Purchase Payment program, such as a salary reduction arrangement, we may confirm such transactions in quarterly statements. You should review the information in these statements carefully.

All errors or corrections must be reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed immediately, we assume all transactions are accurate unless you notify us otherwise within 10 days from the date you receive the confirmation. For transactions that are only confirmed on the quarterly statement, we assume all transactions are accurate unless you notify us within 10 days from the date you receive the quarterly statement. All transactions confirmed immediately or by quarterly statement are deemed conclusive after the applicable 10-day period. We may also send an annual report and a semi-annual report containing applicable financial statements, as of December 31 and June 30, respectively, to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?

American Skandia Life Assurance Corporation ("American Skandia") is a stock life insurance company domiciled in Connecticut with licenses in all 50 states and the District of Columbia. American Skandia is a wholly-owned subsidiary of American Skandia, Inc., formerly known as American Skandia Investment Holding Corporation, whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company. American Skandia markets its products to broker-dealers and financial planners through an internal field marketing staff. In addition, American Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing variable annuity and variable life insurance contracts. American Skandia currently offers the following products: (a) flexible premium deferred annuities and single premium fixed deferred annuities that are registered with the SEC; (b) certain other fixed deferred annuities that are not registered with the SEC; (c) certain group variable annuities that are exempt from registration with the SEC that serve as funding vehicles for various types of qualified pension and profit sharing plans; (d) a single premium variable life insurance policy that is registered with the SEC; and (e) a flexible premium life insurance policy that is registered with the SEC.

WHAT ARE SEPARATE ACCOUNTS?

The assets supporting our obligations under the Annuities may be held in various accounts, depending on the obligation being supported. In the accumulation phase, assets supporting Account Values are held in separate accounts established under the laws of the State of Connecticut. We are the legal owner of assets in the separate accounts. In the payout phase, assets supporting fixed annuity payments and any adjustable annuity payments we make available are held in our general account. Income, gains and losses from assets allocated to these separate accounts are credited to or charged against each such separate account without regard to other income, gains or losses of American Skandia or of any other of our separate accounts. These assets may only be charged with liabilities which arise from the annuity contracts issued by American Skandia Life Assurance Corporation. The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment performance of such Sub-accounts. However, the obligations themselves are our general corporate obligations.

Separate Account B

During the accumulation phase, the assets supporting obligations based on allocations to the variable investment options are held in Class 1 Sub-accounts of American Skandia Life Assurance Corporation Variable Account B, also referred to as "Separate Account B". Separate Account B consists of multiple Sub-accounts. The name of each Sub-account generally corresponds to the name of the underlying Portfolio. The names of each Sub-account are shown in the Statement of Additional Information. Separate Account B was established by us pursuant to Connecticut law. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B. The Sub-accounts offered pursuant to this Prospectus are all Class 1 Sub-accounts of Separate Account B. Each class of Sub-accounts in Separate Account B has a different level of charges assessed against such Sub-accounts. You will find additional information about these underlying mutual funds and portfolios in the prospectuses for such funds.

Separate Account B is registered with the SEC under the Investment Company Act of 1940 ("Investment Company Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the investment policies, management or practices of Separate Account B. Each Sub-account invests only in a single mutual fund or mutual fund portfolio. We reserve the right to add Sub-accounts, eliminate Sub-accounts, to combine Sub-accounts, or to substitute underlying mutual funds or portfolios of underlying mutual funds.

Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the underlying mutual funds or fund portfolios, as applicable. We do not guarantee the investment results of any Sub-account. Your Account Value allocated to the Sub-accounts may increase or decrease. You bear the entire investment risk.

Separate Account D

During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in American Skandia Life Assurance Corporation Separate Account D, also referred to as Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D. Separate Account D was established by us pursuant to Connecticut law.

There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.

We have sole discretion over the investment managers retained to manage the assets maintained in Separate Account D. We currently employ investment managers for Separate Account D including, but not limited to, J.P. Morgan Investment Management Inc. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s).

We are not obligated to invest according to specific guidelines or strategies except as may be required by Connecticut and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying mutual fund is registered as an open-end management investment company under the Investment Company Act. Shares of the underlying mutual fund portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights

We are the legal owner of the shares of the underlying mutual funds in which the Sub-accounts invest. However, under SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying mutual fund portfolio requests a vote of shareholders, we will vote our shares in the manner directed by Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying mutual fund portfolio has requested a "proxy" vote with the necessary forms to provide us with their instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

Material Conflicts

It is possible that differences may occur between companies that offer shares of an underlying mutual fund portfolio to their respective separate accounts issuing variable annuities and/or variable life insurance products. Differences may also occur surrounding the offering of an underlying mutual fund portfolio to variable life insurance policies and variable annuity contracts that we offer. Under certain circumstances, these differences could be considered "material conflicts," in which case we would take necessary action to protect persons with voting rights under our variable annuity contracts and variable life insurance policies against persons with voting rights under other insurance companies' variable insurance products. If a "material conflict" were to arise between owners of variable annuity contracts and variable life insurance policies issued by us we would take necessary action to treat such persons equitably in resolving the conflict. "Material conflicts" could arise due to differences in voting instructions between owners of variable life insurance and variable annuity contracts of the same or different companies. We monitor any potential conflicts that may exist.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?

American Skandia Marketing, Incorporated ("ASM"), a wholly-owned subsidiary of American Skandia, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. ASM acts as the distributor of a number of annuity and life insurance products we offer and both American Skandia Trust and American Skandia Advisor Funds, Inc., a family of retail mutual funds. ASM also acts as an introducing broker-dealer through which it receives a portion of brokerage commissions in connection with purchases and sales of securities held by portfolios of American Skandia Trust which are offered as underlying investment options under the Annuity.

ASM's principal business address is One Corporate Drive, Shelton, Connecticut 06484. ASM is registered as broker-dealer under the Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous basis. ASM enters into distribution agreements with independent broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration. Applications for the Annuity are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of the firm. Compensation is generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account. No compensation is payable on Annuities purchased by a member of the designated class of Owners (see "Credits Applied to Purchase Payments for Designated Class of Annuity Owner").

In addition, firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to us or our affiliates. We or ASM may enter into compensation arrangements with certain firms. These arrangements will not be offered to all firms and the terms of such arrangements may differ between firms. Any such compensation will be paid by us or ASM and will not result in any additional charge to you. To the extent permitted by NASD rules and other applicable laws and regulations, ASM may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Advertising: We may advertise certain information regarding the performance of the investment options. Details on how we calculate performance for the Sub-accounts are found in the Statement of Additional Information, including how we account for Credits in these performance measures. This information may help you review the performance of the investment options and provide a basis for comparison with other annuities. This information's usefulness may be limited because of the Credits, since, as of the date of this Prospectus, we were not aware of many annuities with variable and/or market value adjusted fixed investment options that included this type of feature. This information also may be less useful when comparing the performance of the investment options with other savings or investment vehicles. Such other investments may not provide some of the benefits of annuities, or may not be designed for long-term investment purposes. Additionally other savings or investment vehicles may not be receive the beneficial tax treatment given to annuities under the Code.

Performance information on the Sub-accounts is based on past performance only and is not an indication or representation of future performance. Performance of the Sub-accounts is not fixed. Actual performance will depend on the type, quality and, for some of the Sub-accounts, the maturities of the investments held by the underlying mutual funds or portfolios and upon prevailing market conditions and the response of the underlying mutual funds to such conditions. Actual performance will also depend on changes in the expenses of the underlying mutual funds or portfolios. Such changes are reflected, in turn, in the Sub-accounts which invest in such underlying mutual fund or portfolio. In addition, the amount of charges assessed against each Sub-account will affect performance.

Some of the underlying mutual fund portfolios existed prior to the inception of these Sub-accounts. Performance quoted in advertising regarding such Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial offering of the Annuities, or periods during which the underlying mutual fund portfolios have been in existence, but the Sub-accounts have not. Such hypothetical performance is calculated using the same assumptions employed in calculating actual performance since inception of the Sub-accounts.

We may advertise the performance of the underlying mutual fund portfolios in the form of "Standard" and "Non-standard" Total Returns. "Standard Total Return" figures assume that all charges and fees are applicable, including any contingent deferred sales charge that may apply for the period shown but it does not take into consideration any Credits. "Non-standard Total Return" figures may also be used that do not reflect all fees and charges and may assume Credits of 1.5%, 3.0%, 4.0% or 5.0%, respectively, depending on the cumulative amount of Purchase Payments being illustrated. The amount of credits illustrated may be more or less than the Credits applicable to your Annuity (see "What are Credits and how do I Receive Them?"). Non-standard Total Returns are calculated in the same manner as standardized returns except that the calculations may assume no redemption at the end of the applicable periods, thus these figures may not take into consideration the Annuity's contingent deferred sales charge. Any performance advertisements will not reflect the impact of any Target Value Credits.

The information we may advertise regarding the Fixed Allocations may include the then current interest rates we are crediting to new Fixed Allocations. Information on current rates will be as of the date specified in such advertisement. Rates will be included in advertisements to the extent permitted by law. Given that the actual rates applicable to any Fixed Allocation are as of the date of any such Fixed Allocation's Guarantee Period begins, the rate credited to a Fixed Allocation may be more or less than those quoted in an advertisement.

Advertisements   we  distribute   may  also  compare  the   performance  of  our
Sub-accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond Index, the Frank Russell non-U.S. Universal Mean, the Morgan Stanley Capital International Index of Europe, Asia and Far East Funds, and the Morgan Stanley Capital International World Index; and/or (b) other management investment companies with investment objectives similar to the mutual fund or portfolio underlying the Sub-accounts being compared. This may include the performance ranking assigned by various publications, including but not limited to the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today and statistical services, including but not limited to Lipper Analytical Services Mutual Funds Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, SEI, the Morningstar Mutual Fund Sourcebook and the Morningstar Variable Annuity/Life Sourcebook.

American Skandia Life Assurance Corporation may advertise its rankings and/or ratings by independent financial ratings services. Such rankings may help you in evaluating our ability to meet our obligations in relation to Fixed Allocations, pay minimum death benefits, pay annuity payments or administer Annuities. Such rankings and ratings do not reflect or relate to the performance of Separate Account B.

AVAILABLE INFORMATION

A Statement of Additional Information is available from us without charge upon your request. This Prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in those registration statements and the exhibits thereto. You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 450 Fifth Street N.W., Washington, D.C., 20549. You may inspect and copy those registration statements and exhibits thereto at the SEC's public reference facilities at the above address, Room 1024, and at the SEC's Regional Offices, 7 World Trade Center, New York, NY, and the Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, IL. These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this Prospectus is modified or superseded by a statement in this Prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Prospectus. The Annual Report on Form 10-K for the year ended December 31, 1999 previously filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents incorporated by reference in this Prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:

|X| calling our Customer Service Team at 1-800-752-6342 or our automated telephone access and response system (STARS) at 1-800-766-4530
|X|  writing to us at American  Skandia Life Assurance  Corporation,  Attention:
     Customer Service, P.O. Box 7038, Bridgeport, Connecticut 06601-7038
|X| sending an email to customerservice@americanskandia.com or visiting our Internet Website at www.americanskandia.com
|X| accessing information about your Annuity through our Internet Website at www.americanskandia.com

You can obtain account information through our automated telephone access and response system (STARS) and at www.americanskandia.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney or a financial professional, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN through our automated telephone access and response system (STARS) and at www.americanskandia.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. American Skandia reserves the right to limit, restrict or terminate telephonic and electronic transaction privileges at any time.

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS

As of the date of this Prospectus, neither we nor ASM were involved in any litigation outside of the ordinary course of business, and know of no material claims.

EXECUTIVE OFFICERS AND DIRECTORS

Our executive officers, directors and certain significant employees, their ages, positions with us and principal occupations are indicated below. The immediately preceding work experience is provided for officers that have not been employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation
---                                                           --------------------------                        --------------------

Patricia J. Abram                                             Senior Vice President                            Senior Vice President
48                                                                                                       and National Sales Manager,
                                                                                                                      Variable Life:
                                                                                                                   American Skandia
                                                                                                             Marketing, Incorporated

Ms. Abram  joined us in 1998.  She  previously  held the position of Senior Vice
President, Chief Marketing Officer with Mutual Service Corporation. Ms. Abram was employed there since 1982.

Lori Allen                                                    Vice President                                         Vice President:
30                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Kimberly Anderson                                             Vice President                                         Vice President,
33                                                                                                           National Sales Manager/
                                                                                                                    Qualified Plans:
                                                                                            American Skandia Marketing, Incorporated

Robert M. Arena                                               Vice President                                         Vice President:
31                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Arena joined us in 1995. He previously held an internship position with KPMG
Peat  Marwick in 1994 and the position of Group Sales  Representative  with Paul
Revere Insurance from October, 1990 to August, 1993.

Gordon C. Boronow                                             President and                                            President and
47                                                            Deputy Chief Executive Officer         Deputy Chief Executive Officer:
                                                              Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Robert W. Brinkman                                            Senior Vice President                           Senior Vice President,
35                                                                                                           National Sales Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Malcolm M. Campbell                                           Director (since July, 1991)                 Director of Operations and
44                                                                                                     Chief Actuary, Assurance and
                                                                                                        Financial Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Jan R. Carendi                                                Chief Executive                    Senior Executive Vice President and
55                                                            Officer and                      Member of Executive Management Group:
                                                              Chairman of the                         Skandia Insurance Company Ltd.
                                                              Board of Directors
                                                              Director (since May, 1988)

Carl Cavaliere                                                Vice President                                         Vice President:
37                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cavaliere joined us in 1998. He previously held the position of Director of Operations with Aetna, Inc. since 1989.


Y.K. Chan                                                     Senior Vice President                            Senior Vice President
42                                                                                                    and Chief Information Officer:
                                                                                                        American Skandia Information
                                                                                                 Services and Technology Corporation

Mr. Chan joined us in 1999. He previously held the position of Chief Information
Officer with E.M. Warburg Pincus from January 1995 until April 1999 and the position of Vice President, Client Server Application Development with Scudder,
Stevens and Clark from January 1991 until January 1995.

Lucinda C. Ciccarello                                         Vice President                           Vice President, Mutual Funds:
41                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Ciccarello joined us in 1997. She previously held the position of Assistant
Vice President with Phoenix Duff & Phelps since 1984.

Lincoln R. Collins                                            Senior Vice President                           Senior Vice President:
39                                                            Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Tim Cronin                                                    Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cronin joined us in 1998. He previously held the position of  Manager/Client
Investor with Columbia Circle Investors since 1995.

Henrik Danckwardt                                             Director (since July, 1991)                        Director of Finance
46                                                                                                               and Administration,
                                                                                                             Assurance and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Harold Darak                                                  Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.   Darak   joined  us  in  1999.   He   previously   held  the   position  of
Consultant/Senior Manager with Deloitte & Touche since 1998 and the positions of
Second  Vice  President  with The  Guardian  since 1996 and The  Travelers  from
October, 1982 until December, 1995.

Wade A. Dokken                                                Deputy Chief Executive Officer                           DCEO and COO:
40                                                            and Chief Operating Officer                      American Skandia Life
                                                              Director (since July, 1991)                      Assurance Corporation


Elaine C. Forsyth                                             Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Larisa Gromyko                                                Director, Insurance Compliance         Director, Insurance Compliance:
53                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Maureen Gulick                                                Director, Business Operations           Director, Business Operations:
37                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Berthann Jones                                                Vice President                                         Vice President:
45                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Jones  joined  us in  1997.  She  previously  held  the  position  of  Vice
President/Trust  Officer with Ridgefield Bank since 1996 and Manager with Wright
Investors Service since 1993.

Ian Kennedy                                                   Senior Vice President                           Senior Vice President,
52                                                                                                                 Customer Service:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Mr. Ian Kennedy joined us in 1998. He previously was self-employed since 1996 and held the position of Vice President, Customer Service with SunLife of Canada from September, 1968 to August, 1995.

T. Richard Kennedy                                            General Counsel and                                   General Counsel:
65                                                            Director (since March, 2000)                     American Skandia Life
                                                                                                               Assurance Corporation

Mr. T. Richard Kennedy joined us in 1999. He previously was Managing Partner with the law firm of Werner & Kennedy.

N. David Kuperstock                                           Vice President                                         Vice President:
48                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Thomas M. Mazzaferro                                          Executive Vice President and              Executive Vice President and
47                                                            Chief Financial Officer,                      Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Gunnar J. Moberg                                              Director (since October, 1994)         Director - Marketing and Sales,
45                                                                                                          Assurances and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

David R. Monroe                                               Senior Vice President,                          Senior Vice President,
38                                                            Treasurer and                                            Treasurer and
                                                              Corporate Controller                             Corporate Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Monroe joined us in 1996. He  previously  held  positions of Assistant  Vice
President at Allmerica Financial since 1994.

Michael A. Murray                                             Senior Vice President                                  Vice President,
31                                                                                                           National Sales Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Brian O'Connor                                                Vice President                                         Vice President,
35                                                                                                           National Sales Manager,
                                                                                                               Internal Wholesaling:
                                                                                                                    American Skandia

                                                                                                             Marketing, Incorporated

M. Patricia Paez                                              Vice President                                         Chief of Staff:
39                                                                                                            American Skandia, Inc.




Polly Rae                                                     Vice President                                         Vice President:
37                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Rebecca Ray                                                   Vice President                                         Vice President:
44                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Ray  joined us in 1999.  She  previously  held the  position  of First Vice
President with Prudential  Securities since 1997 and Vice President with Merrill
Lynch since 1995.

Rodney D. Runestad                                            Vice President                                         Vice President:
50                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Hayward L. Sawyer                                             Senior Vice President                         Executive Vice President
55                                                                                                           National Sales Manager:
                                                                                                                   American Skandia
                                                                                                             Marketing, Incorporated

Lisa Shambelan                                                Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Karen Stockla                                                 Vice President                                         Vice President,
33                                                                                                Intellectual Resources Department:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Ms. Stockla joined us in 1998. She previously held the position of Manager, Application Development with Citizens Utilities Company since 1996 and HRIS Tech
Support Representative with Yale New Haven Hospital since 1993.

William H. Strong                                             Vice President                                         Vice President:
56                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously held the position of Vice President with American Financial Systems from June 1994 to October 1997 and the position of Actuary with Connecticut Mutual Life from June 1965 to June 1994.

Leslie S. Sutherland                                          Vice President                                         Vice President,
46                                                                                                    National Key Accounts Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Amanda C. Sutyak                                              Vice President                                         Vice President:
42                                                            Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Christian A. Thwaites                                         Senior Vice President                           Senior Vice President,
42                                                                                                      National Marketing Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Mr. Thwaites joined us in 1996. He previously held the position of consultant with Monitor Company since October 1995 and Vice President with Aetna, Inc.
since 1995.


Mary Toumpas                                                  Vice President                                      Vice President and
48                                                                                                              Compliance Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms. Toumpas  joined us in 1997.  She  previously  held the position of Assistant
Vice President with Chubb Life/Chubb Securities since 1973.

Bayard F. Tracy                                               Senior Vice President and                       Senior Vice President,
52                                                            Director (since September, 1994)               National Sales Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Deborah G. Ullman                                             Senior Vice President                        Senior Vice President and
45                                                                                                          Chief Operating Officer:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ullman joined us in 1998. She previously held the position of Vice President with Aetna, Inc. since 1977.

Jeffrey M. Ulness                                             Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Derek Winegard                                                Vice President                                         Vice President:
41                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Winegard  joined us in 1999. He previously held the position of Senior Vice
President with Trust Consultants, Inc. since 1991.

Brett M. Winson                                               Senior Vice President and                       Senior Vice President,
44                                                            Director (since March 2000)          Intellectual Resource Development
                                                                                                              American Skandia, Inc.

Mr. Winson  joined us in 1998.  He  previously  held the position of Senior Vice
President with Sakura Bank, Ltd. since 1990.



CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|  American Skandia Life Assurance Corporation
|X| American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)
|X|  American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|  Current and Effective Yield
|X|  Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|  How We Calculate the Market Value Adjustment

General Information
|X|  Voting Rights
|X|  Modification
|X|  Deferral of Transactions
|X|  Misstatement of Age or Sex
|X|  Ending the Offer

Independent Auditors

Legal Experts

Financial Statements
|X| Appendix A - American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

            APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA



SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the
Company:


(in thousands)                                                     For the Year Ended December 31,

                                                 1999              1998           1997           1996            1995
                                                 ----              ----           ----           ----            ----
STATEMENT OF OPERATIONS DATA

Revenues:
Annuity and life insurance
   charges and fees*                       $     289,989   $      186,211   $    121,158     $    69,780   $    38,837
Fee income                                        83,243           50,839         27,593          16,420         6,206
Net investment income                             10,441           11,130          8,181           1,586         1,601
Premium income and
    other revenues                                 3,688            1,360          1,082             265            45
                                           -------------    -------------   ------------     -----------   -----------
Total revenues                             $     387,361    $     249,540   $    158,014     $    88,051   $    46,689
                                           =============    =============   ============     ===========   ===========

Benefits and Expenses:
Annuity and life insurance benefits        $         612    $         558   $      2,033     $       613   $       555
Change in annuity policy reserves                  3,078            1,053             37             635        (6,779)
Cost of minimum death benefit
    reinsurance                                    2,945            5,144          4,545           2,867         2,057
Return credited to contractowners                 (1,639)          (8,930)        (2,018)            673        10,613
Underwriting, acquisition and

    other insurance expenses                     206,350          167,790         90,496          49,887        35,914
Interest expense                                  69,502           41,004         24,895          10,791         6,500
                                           -------------    -------------  -------------    ------------  ------------

Total benefits and expenses                $     280,848    $     206,619  $     119,988    $     65,466  $     48,860
                                           =============    =============  =============    ============  ============
Income tax expense (benefit)               $      30,344    $       8,154  $      10,478    $     (4,038) $        397
                                           =============    =============  =============    ============  ============

Net income (loss)                          $      76,169    $      34,767  $      27,548    $     26,623  $     (2,568)
                                           =============    =============  =============    ============  =============

STATEMENT OF FINANCIAL CONDITION

Total Assets                               $  30,849,414    $  18,848,273  $  12,894,290    $  8,268,696  $  4,956,018
                                           =============    =============  =============    ============  ============

Future fees payable to parent              $     576,034    $     368,978  $     233,034    $     47,112  $          -
                                           =============    =============  =============    ============  ============

Surplus Notes                              $     179,000    $     193,000  $     213,000    $    213,000  $    103,000
                                           =============    =============  =============    ============  ============
Shareholder's  Equity                      $     359,434    $     250,417  $     184,421     $   126,345  $     59,713
                                           =============    =============  =============     ===========  ============

* On annuity and life  insurance  sales of $6,862,968,  $4,159,662,  $3,697,990,
$2,795,114, and $1,628,486 during the years ended December 31, 1999, 1998, 1997,
1996, and 1995, respectively, with contractowner assets under management of $29,396,693, $17,854,761, $12,119,191, $7,764,891, and $4,704,044 as of December
31, 1999, 1998, 1997, 1996 and 1995, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's Discussion and Analysis of Financial Condition and Results of Operations should be read in conjunction with the financial statements and the notes thereto and Item 6, Selected Financial Data.

Management's Discussion and Analysis of Financial Condition and Results of Operations contains certain forward-looking statements pursuant to the Private Securities Litigation Reform Act of 1995. These forward-looking statements are based on estimates and assumptions that involve certain risks and uncertainties, therefore actual results could differ materially due to factors not currently known. These factors include significant changes in financial markets and other economic and business conditions, state and federal legislation and regulation, ownership and competition.

 Results of Operations

 Annuity and life insurance sales increased 65%, 12%, and 32% in 1999, 1998 and 1997, respectively. The Company continues to show significant growth in sales volume as a result of innovative product development activities, the recruitment and retention of top producers, and the success of its highly rated customer service teams. The sales growth was also attributable to the strong performance of the underlying mutual funds, which support the Separate Account assets. All three major distribution channels achieved significant sales growth in 1999.

 As a result of the significant growth in sales and assets under management, contractowner fees and charges and fees generated from transfer agency-type and investment support activities increased considerably over the past three years:

     (annual percentage growth)   1999              1998              1997

   Annuity and life insurance
     charges and fees              56%               54%              74%
   Fee income                      64%               84%              68%

Net investment income decreased 6% in 1999, increased 36% and 416% in 1998 and 1997, respectively. The decrease in 1999 was the result of $1,036,000 of amortization of the premium paid on a derivative instrument purchased during 1999. As noted in Note 2C of Notes to Consolidated Financial Statements, the derivative instrument, an equity put option, was purchased as a hedge against potential GMDB reserves increases. Excluding the derivative amortization, 1999 net investment income increased 3% as a result of increased bond holdings in support of the Company's risk-based capital initiatives. The increases in 1998 and 1997 were generated from the bond holdings, which were increased in 1998 and 1997 to meet risk based capital goals, which in turn, have increased as a result of the growth in business.

 Premium income represents premiums earned on sale of ancillary contracts; immediate annuities with life contingencies, supplementary contracts with life contingencies and certain life insurance products. Sales of supplementary contracts increased in 1999 and decreased in slightly in 1998 and 1997. There were no immediate annuities sold in 1999 and sales in 1998 and 1997 were modest.

 Annuity benefits, which represent immediate annuities, supplementary contracts and death benefits paid on annuity contracts with mortality risks were not significant in each of the past three years due primarily to the age of the policies in force.

 The change in annuity policy reserves includes changes in reserves related to annuity contracts with mortality risks as well as the Company's guaranteed minimum death benefit ("GMDB") liability. During the second quarter of 1999, the Company's agreement to reinsure substantially all of its exposure on the GMDB was terminated and the business was recaptured, as the reinsurer had announced its intention to exit this market. The increase in reserves resulting from this change was offset by a decrease in reserves associated with the change to reserve methodology on the GMDB. The new reserve methodology complies with the National Association of Insurance Commissioners Actuarial Guideline XXXIV. In the later half of 1999, the Company instituted a hedge program to manage the market risk and reserve fluctuations associated with the GMDB policies through the use of equity put options. The Company is currently continuing this program while evaluating alternative hedging strategies.

 The reinsurance premium associated with the GMDB exposure is based on levels of assets under management. Due to increased sales and account growth, this cost had increased in 1997 and 1998 and through May 1999. The termination of the reinsurance treaty as of May 31, 1999 resulted in the year to year decrease in this benefit for the twelve months ended December 31, 1999.

 Return credited to contractowners consists of revenues on the variable and market value adjusted annuities and variable life insurance, offset by the benefit payments and change in reserves required on this business. Market value adjusted annuity activity has the largest impact on this benefit. In 1999, the Separate Account investment returns on these contracts did not meet the expected returns calculated in the reserves. In 1998, the actual returns significantly outperformed the expected returns and in 1997, these expectations were met.

 Underwriting, acquisition and other insurance expenses for 1999, 1998 and 1997 were as follows:


                       (in thousands)                     1999                 1998               1997
                                                          ----                 ----               ----

   Commissions and general expenses                    $ 576,649            $ 342,594          $ 281,560
   Net capitalization of deferred
      acquisition costs                                 (370,299)            (174,804)          (191,064)
                                                       ---------            ---------           ---------

   Underwriting, acquisition and other
      insurance expenses                               $ 206,350             $167,790            $90,496
                                                       =========             ========            =======

Commissions, general operating expenses and the net deferral of acquisition costs have all increased in 1999, due largely to record sales. Current sales trends have resulted in a shift to asset based commission agreements. This coupled with increased asset levels from increased sales and equity market appreciation have led to the increase in commissions and general expenses. In 1998, commissions and general expenses increased as a result of strong sales and start up costs associated with the Company's entry into variable life insurance and qualified plans. The net capitalization of acquisition costs decreased in 1998 as a result of increased amortization. In 1997, expense increases were driven primarily from strong sales.

Interest  expense  increased  $28,498,000,  $16,109,000 and $14,104,000 in 1999,
1998 and 1997, respectively, as a result of additional financing transactions, which consisted of the sale of future fees to the Parent ("securitization transactions"). In addition, the Company retired surplus notes on December 10, 1999 and December 31, 1998 of $14,000,000 and $20,000,000 respectively. Surplus notes outstanding as of December 31, 1999 and 1998 totaled $179,000,000 and $193,000,000, respectively.

The effective income tax rates for the years ended December 31, 1999, 1998 and 1997 were 28%, 19% and 28%, respectively. The effective rate is lower than the corporate rate of 35% due to permanent differences, with the most significant item being the dividend received deduction. Management believes that based on the taxable income produced in the past two years, as well as the continued growth in annuity sales, the Company will produce sufficient taxable income in future years to realize its deferred tax assets.

The Company generated net income after tax of $76,169,000, $34,767,000 and $27,548,000 in 1999, 1998 and 1997, respectively. The Company benefited in each of the past three years from strong sales growth and favorable market conditions. The Company considers Mexico an emerging market and has invested in the Skandia Vida operations with the expectation of generating profits from long-term savings products in future years. As such, Skandia Vida has generated net losses of $2,523,000, $2,514,000 and $1,438,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

Total assets grew 64%, 46%, and 56% in 1999, 1998 and 1997, respectively. These increases were a direct result of the substantial sales volume and market growth of the separate account assets. The sales and market growth also drove increases in deferred acquisition costs, as well as fixed maturity investments held in support of the Company's risk based capital requirements. Liabilities grew 64%, 46%, and 56% in 1999, 1998 and 1997, respectively, as a result of the reserves required for the increased sales activity along with the sale of future fees and charges during these periods. These sales of future fees and charges to the Parent are needed to fund the acquisition costs of the Company's variable annuity and life insurance business.

Liquidity and Capital Resources

The Company's liquidity requirement was met by cash from insurance operations, investment activities, borrowings from its Parent and the sale of rights to future fees and charges to its Parent.

The majority of the operating cash outflow resulted from the sale of variable annuity and variable life products which carry a contingent deferred sales charge. This type of product causes a temporary cash strain in that 100% of the proceeds are invested in separate accounts supporting the product leaving a cash (but not capital) strain caused by the acquisition cost for the new business. This cash strain required the Company to look beyond the cash made available by insurance operations and investments of the Company to financing in the form of surplus notes, capital contributions, the sale of certain rights to future fees and charges as well as modified coinsurance reinsurance arrangements:

     o During 1999 and 1998, the Company  received  $34,800,000 and $22,600,000, respectively, from ASI to support the capital needs of its U.S. operations during the current year along with the following year's anticipated growth in business. In addition, the Company received $1,690,000 and $5,762,000 from ASI in 1999 and 1998 to support its investment in Skandia Vida.

     o Funds received from new securitization transactions amounted to $265,710,000, $169,881,000, and $194,512,000 for 1999, 1998 and 1997,
     respectively (see Note 8 of the Notes to Audited Consolidated Financial Statements). In addition, $71,000,000 was received from ASI in the fourth quarter of 1999 in advance of a securitization transaction completed in the first quarter of 2000.

     o During 1999, 1998 and 1997, the Company extended its reinsurance agreements. The reinsurance agreements are modified coinsurance arrangements where the reinsurer shares in the experience of a specific book of business.

The Company expects the continued use of reinsurance and securitization transactions to fund the cash strain anticipated from the acquisition costs on the coming years' sales volume.

As of December  31, 1999 and 1998,  shareholder's  equity was  $359,434,000  and
$250,417,000,   respectively.  The  increases  were  driven  by  the  previously
mentioned  capital   contributions   received  from  ASI  and  net  income  from
operations.

The Company has long-term surplus notes and short-term borrowings with ASI. No dividends have been paid to ASI.

The National Association of Insurance Commissioners ("NAIC") requires insurance companies to report information regarding minimum Risk Based Capital ("RBC") requirements. These requirements are intended to allow insurance regulators to identify companies which may need regulatory attention. The RBC model law requires that insurance companies apply various factors to asset, premium and reserve items, all of which have inherent risks. The formula includes components for asset risk, insurance risk, interest risk and business risk. The Company has complied with the NAIC's RBC reporting requirements and has total adjusted capital well above required capital.

Effects of Inflation

The rate of inflation has not had a significant effect on the Company's financial statements.

Year 2000 Compliance

The Company's computer support is provided by its affiliate, American Skandia Information Services and Technology Corporation, which also provides such support for the Company's affiliated broker-dealer, American Skandia Marketing, Incorporated and the Company's affiliated investment advisory firm, American
Skandia Investment Services, Incorporated. Because of the nature of the Company's business, any assessment of the potential impact of the Year 2000 issues on the Company must be an assessment of the potential impact of these issues on all these companies, which are referred to below as "American Skandia".

The Company experienced no significant errors or disruptions in computer service, interfaces with computer systems of investment managers, sub-advisors, third party administrators, vendors and other business partners on or after January 1, 2000.

American Skandia engaged external information technology specialists to review its operating systems and internally developed software. The costs associated with these assessments and Year 2000 related remediation was $1,400,000 in 1999 and $750,000 in 1998 and prior. The Company was allocated the majority of these costs.

American Skandia continues to review new and existing systems and has contingency plans in place as part of its Business Continuity Plan. This plan involves virtually all aspects of the business and will continue to be a focus of management beyond the Year 2000 event.

Outlook

The Company believes that it is well positioned to retain and enhance its position as a leading provider of financial products for long-term savings and retirement purposes as well as to address the economic impact of premature death, estate and business planning concerns and supplemental retirement needs. Strength in the areas of investment options offered, innovative and leading edge product offerings and superior customer service are expected to allow the Company to continue to grow market share in a marketplace which continues to grow.

Certain regulatory and legislative initiatives or proposed accounting standards, if adopted, could adversely impact the Company, despite it's strong market position. Of particular importance is President Clinton's proposed budget for 2001, which includes proposed revenue-raising tax changes such as the "DAC tax" on annuity and life products that could further increase the Company's cash strain. In addition, the recently enacted Financial Services Modernization Act, which allows banks and insurance companies to affiliate under a common holding company, may create previously unseen competitive pressures that could impact the Company's ability to do business in the same manner it has previously. Additionally, discussions on regulation of the Internet may impact on the way the Company does business in the future.

QUANTITATIVE AND QUALITATIVE  DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential fluctuations in earnings and the fair value of certain of its assets and liabilities, as well as variations in expected cash flows due to changes in market interest rates and equity prices. The following discussion focuses on specific exposures the Company has to interest rate and equity price risk and describes strategies used to manage these risks. The discussion is limited to financial instruments subject to market risks and is not intended to be a complete discussion of all of the risks the Company is exposed to.

Interest Rate Risk

Fluctuations in interest rates can potentially impact the Company's profitability and cash flows. The Company has 97% of assets held under management that are in non-guaranteed Separate Accounts for which the Company's exposure is not significant as the contractowner assumes substantially all the investment risk. On the remaining 3% of assets the interest rate risk from contracts that carry interest rate exposure, is managed through an asset/liability matching program which takes into account the risk variables of the insurance liabilities supported by the assets.

At December 31, 1999, the Company held in its general account $201,509,000 of fixed maturity investments that are sensitive to changes in interest rates. These securities are held in support of the Company's fixed immediate annuities and supplementary contracts ($29,912,000 in reserves at December 31, 1999) and in support of the Company's target solvency capital. The Company has a conservative investment philosophy with regard to these investments. All investments are investment grade corporate securities, government agency or U.S. government securities.

The Company's deferred annuity products offer a fixed option which subjects the Company to interest rate risk. The fixed option guarantees a fixed rate of interest for a period of time selected by the contractowner. Guarantee period options available range from 1 to 10 years. Withdrawal of funds before the end of the guarantee period subjects the contract holder to a market value adjustment ("MVA"). In the event of rising interest rates, which make the fixed maturity securities underlying the guarantee less valuable, the MVA could be negative. In the event of declining interest rates, which make the fixed maturity securities underlying the guarantee more valuable, the MVA could be positive. The resulting increase or decrease in the value of the fixed option, from calculation of the MVA, should substantially offset the increase or decrease in the market value of the securities underlying the guarantee. The Company maintains strict asset/liability matching to enable this offset. However, the Company still takes on the default risk for the underlying securities, the interest rate risk of reinvestment of interest payments and the risk of failing to maintain the asset/liability matching program with respect to duration and convexity. At December 31, 1999 the Company had $939,585,000 in fixed investment options subject to these risks.

Equity Market Exposure

The primary equity market risk to the Company comes from the nature of the variable annuity and variable life products sold by the Company. Various fees and charges earned are substantially derived as a percentage of the market value of assets under management. In a market decline, this income would be reduced. This could be further compounded by customer withdrawals, net of applicable surrender charge revenues, partially offset by transfers to the fixed option discussed above. A 10% decline in the market value of the assets under management at December 31, 1999, sustained throughout 2000, would result in an approximate drop in related annual fee income of $48,178,000.

As discussed in Note 2 of the Consolidated Financial Statements, in 1999 the Company utilized derivative instruments to hedge against the risk of significant decreases in equity markets which would expose the Company to increases in guaranteed minimum death benefits liabilities. Prior to the implementation of this program the Company utilized reinsurance to transfer this risk.

The Company has a small portfolio of equity investments; mutual funds which are held in support of a deferred compensation program. In the event of a decline in market values of underlying securities, the value of the portfolio would decline, however the accrued benefits payable under the related deferred compensation program would decline by a corresponding amount.

In addition, it is not clear what the impact of a prolonged downturn in the equity markets would have on ongoing sales. Customer's perceptions of a downturn in equity markets coupled with rising interest rates could move them into financial products other than variable annuities or variable life; however, the Company's products might remain attractive to purchasers in relation to other long-term savings vehicles even after such a decline.

                  AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION



                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated statements of financial condition of American Skandia Life Assurance Corporation (the "Company" which is a wholly-owned subsidiary of Skandia Insurance Company Ltd.) as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Skandia Life Assurance Corporation at December 31, 1999 and 1998, and the consolidated results of their operations and cash flows for each of the three years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP


Hartford, Connecticut
February  11,  2000,
except for Note 18 as to which the date is March 22, 2000

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                 Consolidated Statements of Financial Condition
                                 (in thousands)


                                                                                 As of December 31,
                                                                          1999                        1998
                                                                     ---------------            ----------------

ASSETS

Investments:
  Fixed maturities - at amortized cost                               $        3,360             $         8,289
  Fixed maturities - at fair value                                          198,165                     141,195
  Investment in mutual funds - at fair value                                 16,404                       8,210
  Derivative instruments                                                        189                           -
  Policy loans                                                                1,270                         569
                                                                      --------------              --------------

    Total investments                                                       219,388                     158,263

Cash and cash equivalents                                                    89,212                      77,525
Accrued investment income                                                     4,054                       2,880
Deferred acquisition costs                                                1,087,705                     721,507
Reinsurance receivable                                                        4,062                       4,191
Receivable from affiliates                                                        -                       1,161
Income tax receivable - deferred                                             51,726                      38,861
State insurance licenses                                                      4,263                       4,413
Fixed assets                                                                  3,305                         328
Other assets                                                                  4,533                       3,744
Separate account assets                                                  29,381,166                  17,835,400
                                                                     ---------------            ----------------

  Total assets                                                       $   30,849,414             $    18,848,273
                                                                     ===============            ================

LIABILITIES AND SHAREHOLDER'S EQUITY


Liabilities:
Reserve for future contractowner benefits                            $       11,215             $        37,508
Policy reserves                                                              29,912                      25,545
Drafts outstanding                                                           51,059                      28,941
Accounts payable and accrued expenses                                       158,590                      91,827
Income tax payable                                                           24,268                       6,657
Payable to affiliates                                                        68,736                           -
Future fees payable to parent                                               576,034                     368,978
Short-term borrowing                                                         10,000                      10,000
Surplus notes                                                               179,000                     193,000
Separate account liabilities                                             29,381,166                  17,835,400
                                                                     ---------------            ----------------

  Total Liabilities                                                      30,489,980                  18,597,856
                                                                     ---------------            ----------------

Shareholder's equity:
  Common stock, $100 and $80 par value, 25,000 shares authorized,
    issued and outstanding                                                    2,500                       2,000
  Additional paid-in capital                                                215,879                     179,889
  Retained earnings                                                         141,162                      64,993
  Accumulated other comprehensive income                                       (107)                      3,535
                                                                     ---------------            ----------------

    Total Shareholder's equity                                              359,434                     250,417
                                                                     ---------------            ----------------

    Total liabilities and shareholder's equity                       $   30,849,414             $    18,848,273
                                                                     ===============            ================

                See notes to consolidated financial statements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                      Consolidated Statements of Operations
                                 (in thousands)


                                                                     For the Year Ended December 31,
                                                              1999                1998                1997
                                                         --------------       -------------       -------------

REVENUES

Annuity and life insurance charges and fees              $     289,989        $    186,211        $    121,158
Fee income                                                      83,243              50,839              27,593
Net investment income                                           10,441              11,130               8,181
Premium income                                                   1,278                 874                 920
Net realized capital gains                                         578                  99                  87
Other                                                            1,832                 387                  75
                                                         --------------       -------------       -------------

  Total revenues                                               387,361             249,540             158,014
                                                         --------------       -------------       -------------


EXPENSES

Benefits:
  Annuity and life insurance benefits                              612                 558               2,033
  Change in annuity and life insurance policy reserves           3,078               1,053                  37
  Cost of minimum death benefit reinsurance                      2,945               5,144               4,545
  Return credited to contractowners                             (1,639)             (8,930)             (2,018)
                                                         --------------       -------------       -------------

                                                                 4,996              (2,175)              4,597

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                   206,350             167,790              90,496
  Interest expense                                              69,502              41,004              24,895
                                                         --------------       -------------       -------------

                                                               275,852             208,794             115,391
                                                         --------------       -------------       -------------

  Total benefits and expenses                                  280,848             206,619             119,988
                                                         --------------       -------------       -------------

    Income from operations before income tax                   106,513              42,921              38,026

      Income tax expense                                        30,344               8,154              10,478
                                                         --------------       -------------       -------------

        Net income                                       $      76,169        $     34,767        $     27,548
                                                         ==============       =============       =============

                See notes to consolidated financial statements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                 Consolidated Statements of Shareholder's Equity
                                 (in thousands)


                                                                     For the Year Ended December 31,
                                                              1999                1998                1997
                                                         --------------      --------------      --------------

Common stock:
  Beginning balance                                      $       2,000       $       2,000       $       2,000
  Increase in par value                                            500                   -                   -
                                                         --------------      --------------      --------------

    Ending balance                                               2,500               2,000               2,000
                                                         --------------      --------------      --------------

Additional paid in capital:
  Beginning balance                                            179,889             151,527             122,250
  Transferred to common stock                                     (500)                  -                   -
  Additional contributions                                      36,490              28,362              29,277
                                                         --------------      --------------      --------------

    Ending balance                                             215,879             179,889             151,527
                                                         --------------      --------------      --------------

Retained earnings:
  Beginning balance                                             64,993              30,226               2,678
  Net income                                                    76,169              34,767              27,548
                                                         --------------      --------------      --------------

    Ending balance                                             141,162              64,993              30,226
                                                         --------------      --------------      --------------

Accumulated other comprehensive income:

  Beginning balance                                              3,535                 668                (584)
  Other comprehensive income                                    (3,642)              2,867               1,252
                                                         --------------      --------------      --------------

    Ending Balance                                                (107)              3,535                 668
                                                         --------------      --------------      --------------

      Total shareholder's equity                         $     359,434       $     250,417       $     184,421
                                                         ==============      ==============      ==============

                See notes to consolidated financial statements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                      Consolidated Statements of Cash Flows
                                 (in thousands)


                                                                     For the Year Ended December 31,
                                                              1999                1998                1997
                                                         --------------       -------------      --------------

Cash flow from operating activities:

  Net income                                             $      76,169              34,767       $       27,548
  Adjustments to reconcile net income to net
    cash used in operating activities:
      Amortization and depreciation                              1,495                 251                  223
      Deferred tax expense                                     (10,903)            (14,242)              (9,631)
      Change in unrealized losses on derivatives                 3,749                   -                    -
      Increase in policy reserves                                4,367               1,130                3,176
      Change in receivable from/payable to affiliates           69,897                 166               (1,321)
      Change in income tax payable                              17,611               7,704               (2,172)
      Increase in other assets                                    (789)             (1,173)                (415)
      Increase in accrued investment income                     (1,174)               (438)                (483)
      Decrease/(increase) in reinsurance receivable                129               2,152                 (268)
      Increase in deferred acquisition costs                  (366,198)           (174,804)            (190,969)
      Increase in accounts payable and accrued expenses         66,763              20,637                5,719
      Increase in drafts outstanding                            22,118               9,663                6,245
      Change in foreign currency translation, net                  701                 (22)                (34)
      Realized capital gain                                       (578)                (99)                (87)
                                                         --------------       -------------      --------------

        Net cash used in operating activities                 (116,643)            (114,308)           (162,469)
                                                         --------------       -------------      --------------

Cash flow from investing activites:

      Purchase of fixed maturity investments                   (99,250)            (31,828)            (28,905)
      Proceeds from sale and maturity of fixed
        maturity investments                                    36,226               4,049              10,755
      Purchase of derivatives                                   (4,974)                  -                   -
      Purchase of shares in mutual funds                       (17,703)             (7,158)             (5,595)
      Proceeds from sale of shares in mutual funds              14,657               6,086               1,415
      Purchase of fixed assets                                  (3,178)                (18)               (189)
      Increase in policy loans                                    (701)                118                (528)
                                                         --------------       -------------      --------------

        Net cash used in investing activities                  (74,923)            (28,751)            (23,047)
                                                         --------------       -------------      --------------

Cash flow from financing activities:

      Capital contribution from parent                          22,490               8,362              29,277
      Increase in future fees payable to parent                207,056             135,944             185,922
      Net withdrawals from contractowner accounts              (26,293)             (5,696)              6,959
                                                         --------------       -------------      --------------

        Net cash provided by financing activities               203,253             138,610             222,158
                                                         --------------       -------------      --------------

          Net increase/(decrease) in cash and cash
            equivalents                                         11,687              (4,449)             36,642

          Cash and cash equivalents at beginning of year        77,525              81,974              45,332
                                                         --------------       -------------      --------------

            Cash and cash equivalent at end of year      $      89,212              77,525       $      81,974
                                                         ==============       =============      ==============

     Income taxes paid                                   $      23,637              14,651       $      22,308
                                                         ==============       =============      ==============

      Interest paid                                      $      69,697              35,588       $      16,916
                                                         ==============       =============      ==============

                See notes to consolidated financial statements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                   Notes to Consolidated Financial Statements

                                December 31, 1999

1.  ORGANIZATION AND OPERATION

    American Skandia Life Assurance Corporation (the "Company") is a wholly-owned subsidiary of American Skandia, Inc. ("ASI", formerly known as American Skandia Investment Holding Corporation) whose ultimate parent is Skandia Insurance Company Ltd., a Swedish Corporation.

    The Company develops long-term savings and retirement products which are distributed through its affiliated broker/dealer company, American Skandia Marketing, Incorporated ("ASM"). The Company currently issues variable life insurance and variable, fixed, market value adjusted and immediate annuities for individuals, groups and qualified pension plans.

    The Company has 99.9% ownership in Skandia Vida, S.A. de C.V. ("Skandia Vida") which is a life insurance company domiciled in Mexico. Skandia Vida had total shareholder's equity of $4,592,000 and $4,724,000 as of December 31, 1999, and 1998, respectively. The Company considers Mexico an emerging market and has invested in the Skandia Vida operations with the expectation of generating profits from long-term savings products in future years. As such, Skandia Vida has generated net losses of $2,523,000, $2,514,000 and $1,438,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    A.  Basis of Reporting

        The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles. Intercompany transactions and balances have been eliminated in consolidation.

        Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

    B.  New Accounting Pronouncements

        In March 1998, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Software Developed or Obtained for Internal Use. The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed all internal use software related costs as incurred. The Company has identified and capitalized $3,035,000 of costs associated with internal use software during 1999 and is amortizing the applicable costs on a straight-line basis over a three year period. At December 31, 1999, the unamortized balance was $2,920,000 and is included in fixed assets.

        In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). Subsequently, in July 1999, FASB issued FAS 137 "Deferral of the Effective Date of FASB Statement 133". The adoption date was delayed to fiscal years beginning after June 15, 2000. The Company is currently evaluating the potential impact on its financial position.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    C.  Investments

        The Company has classified its fixed maturity investments as either held-to-maturity or available-for-sale. Investments classified as held-to-maturity are investments that the Company has the ability and intent to hold to maturity. Such investments are carried at amortized cost. Those investments which are classified as available-for-sale are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

        The Company has classified its mutual fund investments held in support of a deferred compensation plan are available-for-sale. Such investments are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

        Derivative instruments are recorded consistent with hedged items. The Company hedges the market value fluctuations of the guaranteed minimum death benefit ("GMDB") exposure embedded in its policy reserves and as such, the portion of the derivative instrument which constitutes an effective hedge is carried at market value. The cost associated with the portion of the instrument which is not considered an effective hedge is amortized to investment income over the life of the instrument.

        Policy loans are carried at their unpaid principal balances.

        Realized gains and losses on disposal of investments are determined by the specific identification method and are included in revenues.

    D.  Derivative Instruments

        During the second quarter of 1999, the Company's agreement to reinsure substantially all of its exposure on its GMDB liability was terminated and the business was recaptured, as the reinsurer had recently announced its intention to exit this market. In response, the Company instituted a hedge program to effectively manage the market risk associated with GMDB reserve fluctuations using put options. The cash invested in the put options is at risk to the extent that the value of the underlying index is less than the strike price at the exercise date. This would be offset by a corresponding decrease in the hedged GMDB exposure.

    E.  Cash Equivalents

        The Company considers all highly liquid time deposits, commercial paper and money market mutual funds purchased with a maturity of three months or less to be cash equivalents.

    F.  Fair Values of Financial Instruments

        The methods and assumptions used to determine the fair value of financial instruments are as follows:

        Fair values of fixed maturities with active markets are based on quoted market prices. For fixed maturities that trade in less active markets, fair values are obtained from an independent pricing service.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    F.  Fair Values of Financial Instruments (continued)

        Fair values of investments in mutual funds are based on quoted market prices.

        The fair value of the portion of the derivative instrument which constitutes an effective hedge is determined based on current value of the underlying index.

        The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these investments.

        The carrying value of short-term borrowing approximates fair value due to the short-term nature of these liabilities.

        Fair values of certain financial instruments, such as future fees payable to parent and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

    G.  State Insurance Licenses

        Licenses to do business in all states have been capitalized and reflected at the purchase price of $6,000,000 less accumulated amortization. The cost of the licenses is being amortized on a straight line basis over 40 years.

    H.  Income Taxes

        The Company is included in the consolidated federal income tax return and combined state income tax return of an upstream company, Skandia AFS Development Holding Corporation and certain of its subsidiaries. In accordance with the tax sharing agreement, the federal and state income tax provisions are computed on a separate return basis as adjusted for consolidated items such as net operating loss carryforwards.

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

    I.  Recognition of Revenue and Contract Benefits

        Revenues for variable annuity contracts consist of charges against contractowner account values for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Benefit reserves for variable annuity contracts represent the account value of the contracts and are included in the separate account liabilities.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    I.  Recognition of Revenue and Contract Benefits (continued)

        Revenues for market value adjusted fixed annuity contracts consist of separate account investment income reduced by benefit payments and changes in reserves in support of contractowner obligations, all of which are included in return credited to contractowners. Benefit reserves for these contracts represent the account value of the contracts, and are included in the general account reserve for future contractowner benefits to the extent in excess of the separate account liabilities.

        Revenues for immediate annuity contracts without life contingencies consist of net investment income. Revenues for immediate annuity contracts with life contingencies consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on the Society of Actuaries 1983 Table-a with assumed interest rates that vary by issue year. Assumed interest rates ranged from 6.25% to 8.25% at December 31, 1999 and 1998.

        Revenues for variable life insurance contracts consist of charges against contractowner account values for mortality and expense risk fees, cost of insurance fees, taxes and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. Benefit reserves for variable life insurance contracts represent the account value of the contracts and are included in the separate account liabilities.

    J.  Deferred Acquisition Costs

        The costs of acquiring new business, which vary with and are primarily related to the production of new business, are being deferred net of reinsurance. These costs include commissions, costs of contract issuance, and certain selling expenses that vary with production. These costs are being amortized generally in proportion to expected gross profits from surrender charges, policy and asset based fees and mortality and expense margins. This amortization is adjusted retrospectively and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

        Details of the deferred acquisition costs and related amortization for the years ended December 31, are as follows:


                           (in thousands)                        1999                    1998                  1997
                                                                 ----                    ----                  ----

                  Balance at beginning of year                   $721,507              $546,703              $355,734
                                                                 --------              --------              --------

                  Acquisition costs deferred

                     during the year                              450,059               261,432               243,476

                  Acquisition costs amortized

                     during the year                              (83,861)              (86,628)              (52,507)
                                                                 ---------             --------              --------

                                                                  366,198               174,804               190,969
                                                                  -------               -------               -------

                  Balance at end of year                       $1,087,705              $721,507              $546,703
                                                               ==========              ========              ========

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    K.  Reinsurance

        The Company cedes reinsurance under modified co-insurance arrangements. These reinsurance arrangements provide additional capacity for growth in supporting the cash flow strain from the Company's variable annuity and variable life insurance business. The reinsurance is effected under quota share contracts.

        As noted in Note 2D, the Company reinsured its exposure to market fluctuations associated with its GMDB liability in 1999, 1998 and the beginning of 1997. Under this reinsurance agreement, the Company ceded premiums of $2,945,000, $5,144,000 and $4,545,000; received claim
        reimbursements   of  $242,000,   $9,000  and  $46,000;   and,   recorded
        increases/(decreases) in reserves of ($2,763,000), ($323,000) and $918,000 in each of the three years, respectively.

        At December 31, 1999 and 1998, in accordance with the provisions of a modified coinsurance agreement, the Company accrued $41,000 and $1,976,000, respectively, for amounts receivable from favorable reinsurance experience on a block of variable annuity business.

    L.  Translation of Foreign Currency

        The financial position and results of operations of the Company's Mexican subsidiary are measured using local currency as the functional currency. Assets and liabilities of the subsidiary are translated at the exchange rate in effect at each year-end. Statements of income and shareholder's equity accounts are translated at the average rate prevailing during the year. Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

    M.  Separate Accounts

        Assets and liabilities in Separate Accounts are included as separate captions in the consolidated statements of financial condition. Separate Account assets consist principally of long term bonds, investments in mutual funds, short-term securities and cash and cash equivalents, all of which are carried at fair value. The investments are managed predominately through the Company's investment advisory affiliate, American Skandia Investment Services, Inc. ("ASISI"), utilizing various fund managers as sub-advisors. The remaining investments are managed by independent investment firms. The contractowner has the option of directing funds to a wide variety of mutual funds. The investment risk on the variable portion of a contract is borne by the contractowner. A fixed option with a minimum guaranteed interest rate is also available. The Company is responsible for the credit risk associated with these investments.

        Included in Separate Account liabilities are $896,205,000 and $771,195,000 at December 31, 1999 and 1998, respectively, relating to annuity contracts for which the contractowner is guaranteed a fixed rate of return. Separate Account assets of $896,205,000 and $771,195,000 at December 31, 1999 and 1998, respectively, consisting of long term bonds, short term securities, transfers due from the general account and cash and cash equivalents which are held in support of these annuity contracts, pursuant to state regulation.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    N.  Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant estimates and assumptions are related to deferred acquisition costs and involve policy lapses, investment return and maintenance expenses. Actual results could differ from those estimates.

3.  COMPREHENSIVE INCOME

    The components of comprehensive income, net of tax, for the years ended December 31, 1998, 1997 and 1996 were as follows:


                  (in thousands)                                           1999              1998           1997
                                                                           ----              ----           ----

         Net income                                                       $76,169          $34,767         $27,548
         Other comprehensive income:
            Unrealized investment gains/(losses) on
               available for sale securities                               (3,082)           2,751           1,288
            Reclassification adjustment for realized
               losses/(gains) included in investment income                (1,016)             138             (14)
                                                                           -------       ---------       ---------
            Net unrealized gains/(losses) on securities                    (4,098)           2,889           1,274

            Foreign currency translation                                      456              (22)            (22)
                                                                        ---------       ----------      ----------

         Other comprehensive income                                        (3,642)           2,867           1,252
                                                                         ---------        --------        --------

         Comprehensive income                                             $72,527          $37,634         $28,800
                                                                          =======          =======         =======

    The components of accumulated other comprehensive income, net of tax, as of December 31, 1999 and 1998 were as follows:


                  (in thousands)                                         1999                  1998
                                                                         ----                  ----

         Unrealized investment gains                                     ($255)                $3,843
         Foreign currency translation                                      148                   (308)
                                                                        ------                -------

         Accumulated other comprehensive income                          ($107)                $3,535
                                                                         ======                ======

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

4.  INVESTMENTS

    The amortized cost, gross unrealized gains/losses and estimated fair value of available-for-sale and held-to-maturity fixed maturities and investments in mutual funds as of December 31, 1999 and 1998 are shown below. All securities held at December 31, 1999 and 1998 were publicly traded.

    Investments in fixed maturities as of December 31, 1999 consisted of the following:


                  (in thousands)                                     Held-to-Maturity

                                                                 Gross               Gross
                                           Amortized          Unrealized          Unrealized             Fair
                                             Cost                Gains              Losses               Value

         U.S. Government

            obligations                      $1,105                $  -             $ (1)                $1,104

         Corporate securities                 2,255                   -              (15)                 2,240
                                              -----                ----             -----               -------

            Totals                           $3,360                $  -             $(16)                $3,344
                                             ======                ====             =====                ======



                  (in thousands)                                     Available-for-Sale

                                                                 Gross               Gross
                                           Amortized          Unrealized          Unrealized             Fair
                                             Cost                Gains              Losses               Value

         U.S. Government

            obligations                   $  81,183                $  -           $ (678)             $  80,505

         Obligations of
            state and political
            subdivisions                        253                                   (3)                   250

         Corporate securities               121,859                   -           (4,449)               117,410
                                          ---------                ----            ------             ---------

            Totals                         $203,295                $  -         $ (5,130)              $198,165
                                           ========                ====         =========              ========


         The amortized cost and fair value of fixed maturities, by contractual maturity, at December 31, 1999 are shown below.

                  (in thousands)                        Held-to-Maturity                  Available-for-Sale
                                                        ----------------                  ------------------

                                                    Amortized          Fair             Amortized           Fair
                                                      Cost             Value              Cost              Value

         Due in one year or less                      $3,107          $3,097       $           -  $           -

         Due after one through five years                253             247             130,284            128,250

         Due after five through ten years                  -               -              73,011             69,915
                                                  ----------      ----------          ----------         ----------

               Total                                  $3,360          $3,344            $203,295           $198,165
                                                      ======          ======            ========           ========


                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

4.  INVESTMENTS (continued)

    Investments in fixed maturities as of December 31, 1998 consisted of the following:


                  (in thousands)                       Held-to-Maturity

                                                                    Gross               Gross
                                            Amortized            Unrealized          Unrealized             Fair
                                              Cost                  Gains              Losses               Value
                                              ----                  -----              ------               -----

         U.S. Government

            obligations                       $3,774                 $57                   $-                $3,831

         Obligations of
            state and political
            subdivisions                           -                   -                    -                     -

         Corporate

            securities                         4,515                  34                    -                 4,549
                                             -------                ----                  ---               -------

               Totals                         $8,289                 $91                  $ -                $8,380
                                              ======                 ===                  ===                ======


                  (in thousands)                       Available for Sale

                                                                    Gross               Gross
                                            Amortized            Unrealized          Unrealized             Fair
                                              Cost                  Gains              Losses               Value
                                              ----                  -----              ------               -----

         U.S. Government

            obligations                     $ 17,399              $  678                 $  -             $  18,077

         Obligations of
            state and political

            subdivisions                         253                   7                    -                   260

         Corporate

            securities                       117,774               5,160                 (76)               122,858
                                           ---------             -------              -------            ----------

               Totals                       $135,426              $5,845               $ (76)              $141,195
                                            ========              ======               ======              ========


         Proceeds from sales of fixed maturities during 1999, 1998 and 1997 were $32,196,000, $999,000, and $5,056,000, respectively. Proceeds from maturities during 1999, 1998 and 1997 were $4,030,000,  $3,050,000, and
         $5,700,000, respectively.


                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

4.  INVESTMENTS (continued)

    The cost, gross unrealized gains/losses and fair value of investments in mutual funds at December 31, 1999 and 1998 are shown below:


                  (in thousands)                                 Gross             Gross
                                                              Unrealized        Unrealized              Fair
                                             Cost                Gains            Losses                Value

         1999                              $11,667              $4,763           $ (26)               $16,404
                                           =======              ======           ======               =======

         1998                               $8,068                $416          $ (274)                $8,210
                                            ======                ====          =======                ======


     Net realized  investment gains (losses) were as follows for the years ended
     December 31:

                  (in thousands)                                  1999                  1998                1997
                                                                ------                  ----                ----

         Fixed maturities:
           Gross gains                                        $    253                 $    -              $  10
           Gross losses                                           (228)                    (1)                -
         Investment in mutual funds:
           Gross gains                                             990                    281                116
           Gross losses                                           (437)                  (181)               (39)
                                                               -------                 ------             ------

         Totals                                                 $  578                  $  99              $  87
                                                                ======                  =====              =====

5.  NET INVESTMENT INCOME

    The sources of net investment income for the years ended December 31, 1999, 1998 and 1997 were as follows:

                  (in thousands)                                1999                   1998                1997
                                                                ----                   ----                ----

         Fixed maturities                                      $ 9,461               $  8,534             $6,617
         Cash and cash equivalents                               2,159                  1,717              1,153
         Investment in mutual funds                                 32                  1,013                554
         Policy loans                                               31                     45                 28
         Derivative Instruments                                 (1,036)                     -                  -
                                                             ---------             ----------          ---------

         Total investment income                                10,647                 11,309              8,352
         Investment expenses                                       206                    179                171
                                                            ----------             ----------           --------

         Net investment income                                 $10,441                $11,130             $8,181
                                                               =======                =======             ======

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

6.  INCOME TAXES

    The significant components of income tax expense for the years ended December 31 were as follows:


                (in thousands)                                 1999                  1998                  1997
                                                               ----                  ----                  ----

         Current tax expense                                  $41,248               $22,384               $20,108

         Deferred tax benefit                                 (10,904)              (14,230)               (9,630)
                                                              --------             --------             ---------

         Total income tax expense                             $30,344              $  8,154               $10,478
                                                              =======              ========               =======

         The tax effects of significant items comprising the Company's deferred tax balance as of December 31, 1999 and 1998, are as follows:


                  (in thousands)                                         1999                         1998
                                                                         ----                         ----

         Deferred tax liabilities:
             Deferred acquisition costs                                ($321,873)                  ($210,731)
             Payable to reinsurers                                       (26,733)                    (25,585)
             Policy fees                                                  (1,146)                       (859)
             Net unrealized gains                                            (80)                     (2,069)
                                                                    ------------                 -----------

             Total                                                      (349,832)                   (239,244)
                                                                        --------                   ---------

         Deferred tax assets:
             Net separate account liabilities                            333,521                     225,600
             Future contractowner benefits                                 3,925                      13,128
             Other reserve differences                                    39,645                      25,335
             Deferred compensation                                        18,844                       9,619
             Surplus notes interest                                        5,030                       3,375
             Foreign exchange translation                                    137                         166
             Other                                                           456                         882
                                                                     -----------                ------------
             Total                                                       401,558                     278,105
                                                                        --------                   ---------

             Income tax receivable - deferred                          $  51,726                   $  38,861
                                                                       =========                   =========

         Management believes that based on the taxable income produced in the current year and the continued growth in annuity products, the Company will produce sufficient taxable income in the future to realize its deferred tax asset.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

6.  INCOME TAXES (continued)

    The income tax expense was different from the amount computed by applying the federal statutory tax rate of 35% to pre-tax income from continuing operations as follows:


                  (in thousands)                                    1999               1998                 1997
                                                                    ----               ----                 ----

         Income (loss) before taxes
             Domestic                                             $109,036             $45,435             $39,464
             Foreign                                                (2,523)             (2,514)             (1,438)
                                                                 ----------          ---------           ---------
             Total                                                 106,513              42,921              38,026

             Income tax rate                                            35%                 35%                 35%
                                                                 ---------           ---------           ---------

         Tax expense at federal
             statutory income tax rate                              37,280              15,022              13,309

         Tax effect of:
             Dividend received deduction                            (9,572)             (9,085)             (4,585)
             Losses of foreign subsidiary                              883                 880                 503
             Meals and entertainment                                   664                 487                 340
             State income taxes                                      1,071                 673                 577
             Other                                                      18                 177                 334
                                                                 ---------            --------             -------

         Income tax expense                                      $  30,344            $  8,154             $10,478
                                                                 =========            ========             =======

7.  RECEIVABLE FROM/PAYABLE TO AFFILIATES

    Certain operating costs (including personnel, rental of office space, furniture, and equipment) have been charged to the Company at cost by American Skandia Information Services and Technology Corporation ("ASIST"), an affiliated company; and likewise, the Company has charged operating costs to ASISI. The total cost to the Company for these items was $11,136,000, $7,722,000, and $5,572,000 for the years ended December 31, 1999, 1998 and
    1997, respectively. Income received for these items was $3,919,000, $1,355,000 and $3,225,000 for the years ended December 31, 1999, 1998 and
    1997, respectively.

    The Company had a $10 million short-term loan payable to ASI at December 31, 1999 and 1998. The total interest expense thereon to the Company was $585,000, $622,000 and $642,000 for the years ended December 31, 1999, 1998 and 1997 respectively, of which $182,000 was payable as of December 31, 1999 and 1998.

    Beginning in 1999, the Company was reimbursed by ASM for certain distribution related costs associated with the sales of business through an investment firm where ASM serves as an introducing broker dealer. Under this agreement, the expenses reimbursed in 1999 were $1,441,000. As of December 31,1999, amounts receivable under this agreement were $245,000.

    As of December 31,1999, the Company had received $71,000,000 from ASI in advance of the sale of certain rights to receive future fees and contract charges. This sale is expected to be completed in the first quarter of 2000.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

8.  FUTURE FEES PAYABLE TO PARENT

    In a series of transactions with ASI, the Company sold certain rights to receive future fees and contract charges expected to be realized on variable portions of designated blocks of deferred annuity contracts. The effective dates and issue periods these transactions cover are as follows:


                                   Closing           Effective           Contract Issue
               Transaction           Date              Date                  Period

                   1996-1           12/16/96            9/1/96         1/1/94   -   6/30/96
                   1997-1            7/23/97            6/1/97         3/1/96   -   4/30/97
                   1997-2           12/30/97           12/1/97         5/1/95   -  12/31/96
                   1997-3           12/30/97           12/1/97         5/1/96   -  10/31/97
                   1998-1            6/30/98            6/1/98         1/1/97   -   5/31/98
                   1998-2           11/10/98           10/1/98         5/1/97   -   8/31/98
                   1998-3           12/30/98           12/1/98         7/1/96   -  10/31/98
                   1999-1            6/23/99            6/1/99         4/1/94   -   4/30/99
                   1999-2           12/14/99           10/1/99        11/1/98   -   7/31/99

    In connection with these transactions, ASI issued collateralized notes in a private placement which are secured by the rights to receive future fees and charges purchased from the Company.

    Under the terms of the Purchase Agreements, the rights sold provide for ASI to receive a percentage (80% or 100% depending on the underlying commission option) of future mortality and expense charges and contingent deferred sales charges, after reinsurance, expected to be realized over the remaining surrender charge period of the designated contracts (6 to 8 years).

    The Company did not sell the right to receive future fees and charges after the expiration of the surrender charge period.

    The proceeds from the sales have been recorded as a liability and are being amortized over the remaining surrender charge period of the designated contracts using the interest method. The present values of the transactions as of the respective effective date were as follows:


                                                                                       Present
         (in thousands)           Transaction             Discount Rate                 Value
                                  -----------             -------------                 -----

                                    1996-1                    7.5%                     $50,221
                                    1997-1                    7.5%                      58,767
                                    1997-2                    7.5%                      77,552
                                    1997-3                    7.5%                      58,193
                                    1998-1                    7.5%                      61,180
                                    1998-2                    7.0%                      68,573
                                    1998-3                    7.0%                      40,128
                                    1999-1                    7.5%                     120,632
                                    1999-2                    7.5%                     145,078

         Payments representing fees and charges in the aggregate amount of $131,420,000, $69,226,000 and $22,250,000 were made by the Company to the Parent for the years ended December 31, 1999, 1998 and 1997, respectively. Related interest expense of $52,840,000, $22,978,000 and $6,842,000 has been included in the statement of income for the years ended December 31, 1999, 1998 and 1997, respectively.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

8.  FUTURE FEES PAYABLE TO PARENT (continued)

    Expected payments of future fees payable to ASI as of December 31, 1999 are as follows:


                                            Year Ended

          (in thousands)                    December 31,                     Amount
                                            -----------                      ------

                                               2000                         $103,975
                                               2001                          107,262
                                               2002                          106,491
                                               2003                           97,550
                                               2004                           78,512
                                               2005                           51,839
                                               2006                           25,712
                                               2007                            4,693
                                                                           ---------
                                              Total                         $576,034

         The Commissioner of the State of Connecticut has approved the sale of future fees and charges; however, in the event that the Company becomes subject to an order of liquidation or rehabilitation, the Commissioner has the ability to stop the payments due to the Parent under the Purchase Agreement subject to certain terms and conditions.

9.       LEASES

         The Company leases office space under a lease agreement established in 1989 with ASIST. The lease expense for 1999, 1998 and 1997 was $5,003,000, $3,588,000 and $2,428,000 respectively. Future minimum lease payments per year and in aggregate as of December 31, 1999 are as follows:

         (in thousands)             2000                               $  7,004
                                    2001                                  7,004
                                    2002                                  6,854
                                    2003                                  6,756
                                    2004                                  6,929
                                    2005 and thereafter                  51,865
                                                                       --------

                                    Total                               $86,412
                                                                        =======


10.      RESTRICTED ASSETS

         To comply with certain state insurance departments' requirements, the Company maintains cash, bonds and notes on deposit with various states. The carrying value of these deposits amounted to $4,868,000 and $3,747,000 as of December 31, 1999, and 1998, respectively. These deposits are required to be maintained for the protection of contractowners within the individual states.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         On November 8, 1999, the Board of Directors authorized the Company to increase the par value of its capital stock from $80 per share to $100 per share in order to comply with minimum capital levels as required by the California Department of Insurance. This transaction resulted in a corresponding decrease in paid in and contributed surplus of $500,000 and had no effect on capital and surplus.

         Statutory basis shareholder's equity was $286,385,000 and $285,553,000 at December 31, 1999 and 1998, respectively.

         The  statutory  basis  net  loss  was   $17,672,000,   $13,152,000  and
         $8,970,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

         Under various state insurance laws, the maximum amount of dividends that can be paid to shareholders without prior approval of the state insurance department is subject to restrictions relating to statutory surplus and net gain from operations. At December 31, 1999, no amounts may be distributed without prior approval.

12.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which substantially all employees are eligible. Under this plan, the Company contributes 3% of salary for all participating employees and matches employee contributions at a 50%
         level up to an additional 3% Company contribution. Company contributions to this plan on behalf of the participants were $3,164,000, $2,115,000 and $1,220,000 for the years ended December 31,
         1999, 1998 and 1997, respectively.

         The Company has a deferred compensation plan, which is available to the internal field marketing staff and certain officers. Company contributions to this plan on behalf of the participants were $193,000, $342,000 and $270,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

         The Company and an affiliate cooperatively have a long-term incentive program under which units are awarded to executive officers and other personnel. The Company also has a profit sharing program which benefits all employees below the officer level. These programs consist of multiple plans with new plans instituted each year. Generally, participants must remain employed by the Company or its affiliates at the time such units are payable in order to receive any payments under the program. The accrued liability representing the value of these units was $42,619,000 and $21,372,000 as of December 31, 1999 and 1998,
         respectively. Payments under this plan were $4,079,000, $2,407,000 and $1,119,000 for the years ended December 31, 1999, 1998, and 1997, respectively.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

13.      REINSURANCE

         The effect of reinsurance for the years ended December 31, 1999, 1998 and 1997 is as follows:

         (in thousands)                                   1999
                                                          ----

                             Annuity and Life        Annuity and Life
                                 Insurance               Insurance             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners

         Gross                   $326,670                    $315                 ($1,397)
         Ceded                    (36,681)                  2,763                    (242)
                                 --------                  ------                 --------
         Net                     $289,989                  $3,078                 ($1,639)
                                 ========                  ======                 ========


                                                          1998
                                                          ----

                             Annuity and Life        Annuity and Life
                                 Insurance               Insurance             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners

         Gross                   $215,425                 $   691                 ($8,921)
         Ceded                    (29,214)                    362                      (9)
                                 --------                  ------                 --------
         Net                     $186,211                  $1,053                 ($8,930)
                                 ========                  ======                 ========


                                                          1997
                                                          ----

                             Annuity and life        Annuity and Life
                                 Insurance               Insurance             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners

         Gross                   $144,417                    $955                 ($1,972)
         Ceded                    (23,259)                   (918)                    (46)
                                 --------                   -----                 --------
         Net                     $121,158                   $  37                 ($2,018)
                                 ========                   =====                 ========

         Such ceded reinsurance does not relieve the Company of its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations assumed under the reinsurance agreements.

                   AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

14.      SURPLUS NOTES

The Company has issued surplus notes to its Parent in exchange for cash. Surplus notes outstanding as of December 31, 1999 and 1998 were as follows:


              (in thousands)
                                                                                            Interest for the
                                        Interest          1999          1998           Years Ended December 31,
              Issue Date                  Rate          Amount         Amount        1999         1998        1997
              ----------                  ----          ------         ------        ----         ----        ----

         December 29, 1993                6.84%                -             -             -        1,387       1,387
         February 18, 1994                7.28%           10,000        10,000           738          738         738
         March 28, 1994                   7.90%           10,000        10,000           801          801         801
         September 30, 1994               9.13%           15,000        15,000         1,389        1,389       1,389
         December 28, 1994                9.78%                -        14,000         1,308        1,388       1,388
         December 19, 1995                7.52%           10,000        10,000           762          762         762
         December 20, 1995                7.49%           15,000        15,000         1,139        1,139       1,139
         December 22, 1995                7.47%            9,000         9,000           682          682         682
         June 28, 1996                    8.41%           40,000        40,000         3,411        3,411       3,411
         December 30, 1996                8.03%           70,000        70,000         5,698        5,699       5,699

         Total                                          $179,000      $193,000       $15,928      $17,396     $17,396
                                                        ========      ========       =======      =======     =======

         The surplus note for $14,000,000 dated December 28, 1994 was converted to additional paid-in capital on December 10, 1999. A surplus note for $20,000,000 dated December 29, 1993 was converted to additional paid-in capital on December 31, 1998. All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal for these notes is subject to certain conditions and require approval by the Insurance Commissioner of the State of Connecticut. At December 31, 1999 and 1998, $14,372,000 and $9,644,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

15.      SHORT-TERM BORROWING

         The Company had a $10 million short-term loan payable to the Parent at December 31, 1999 and 1998. The total interest expense to the Company was $585,000, $622,000 and $642,000 and for the years ended December 31, 1999, 1998 and 1997, respectively, of which $197,000 and $182,000 was payable as of December 31, 1999 and 1998, respectively.

16.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's separate account liabilities are subject to discretionary withdrawal by contractowners at market value or with market value adjustment. Separate account assets which are carried at fair value are adequate to pay such withdrawals which are generally subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
          (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

17.      SEGMENT REPORTING

         During 1998, to complement its annuity products, the Company launched specific marketing and operational activities towards the release of variable life insurance and qualified retirement plan annuity products. Assets under management and sales for the products other than variable annuities have not been significant enough to warrant full segment disclosures as required by SFAS 131, "Disclosures about Segments of an Enterprise and Related Information."

18.      SUBSEQUENT EVENT

         On March 22, 2000, the Company sold certain rights to receive future fees and contract charges expected to be received on variable portions of deferred annuity contracts issued between August 1, 1999 and January 31, 2000. This transaction is the latest in a series of agreements with ASI, as described in Note 8.

         This transaction has an effective date of March 22, 2000. The present value as of this date, discounted at 7.5%, was $171,781,000.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
          (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)

19.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:


                   (in thousands)                                            Three months Ended
                                                                             ------------------
                                                     March 31          June 30      September 30       December 31
                                                     --------          -------      ------------       -----------
                       1999
         Premiums and other insurance
            revenues                                   $78,412           $88,435          $97,955          $111,540
         Net investment income                           2,654             2,842            2,735             2,210
         Net realized capital gains                        295                25              206                52
                                                    ----------       -----------       ----------       -----------
         Total revenues                                 81,361            91,302          100,896           113,802

         Benefits and expenses                          64,107            67,803           71,597            77,341
                                                      --------          --------         --------          --------

         Pre-tax net income                             17,254            23,499           29,299            36,461

         Income taxes                                    3,844             7,142            7,898            11,460
                                                     ---------         ---------        ---------           -------

         Net income                                   $ 13,410          $ 16,357         $ 21,401           $25,001
                                                      ========          ========         ========           =======


                                  1998

         Premiums and other insurance
            revenues                                   $50,593           $57,946          $62,445           $67,327
         Net investment income                           3,262             2,410            2,469             2,989
         Net realized capital gains (losses)               156                13              (46)              (24)
                                                    ----------       -----------      -----------       -----------
         Total revenues                                 54,011            60,369           64,868            70,292

         Benefits and expenses                          46,764            42,220           48,471            69,164
                                                      --------          --------         --------          --------

         Pre-tax net income                              7,247            18,149           16,397             1,128

         Income taxes                                    1,175             4,174            2,223               582
                                                     ---------         ---------         --------         ---------

         Net income                                   $  6,072           $13,975          $14,174          $    546
                                                      ========           =======          =======          ========


                       1997
         Premiums and other insurance
            revenues                                   $30,186           $34,056          $41,102           $44,402
         Net investment income                           1,369             2,627            2,031             2,154
         Net realized capital gains                         20                43               21                 3
                                                   -----------       -----------      -----------      ------------
         Total revenues                                 31,575            36,726           43,154            46,559

         Benefits and expenses                          18,319            30,465           31,179            40,025
                                                      --------          --------         --------          --------

         Pre-tax net income                             13,256             6,261           11,975             6,534

         Income taxes                                    4,260             2,614            3,354               250
                                                     ---------         ---------        ---------        ----------

         Net income                                   $  8,996          $  3,647         $  8,621          $  6,284
                                                      ========          ========         ========          ========



      APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the Sub-accounts that commenced operations prior to January 1, 2000 are shown below. All or some of these Sub-accounts were available during the periods shown as investment options for other variable annuities we offer pursuant to different prospectuses. The Insurance Charge assessed against the Sub-accounts under the terms of those other variable annuities are the same as the charges assessed against such Sub-accounts under the Annuity offered pursuant to this Prospectus.

         Unit Prices And Numbers Of Units: The following table shows: (a) the Unit Price, as of the dates shown, for Units in each of the Class 1 Sub-accounts of Separate Account B that commenced operations prior to January 1, 2000 and are being offered pursuant to this Prospectus or which we offer pursuant to certain other prospectuses; and (b) the number of Units outstanding in each such Sub-account as of the dates shown. The year in which operations commenced in each such Sub-account is noted in parentheses. The portfolios in which a particular Sub-account invests may or may not have commenced operations prior to the date such Sub-account commenced operations. The initial offering price for each Sub-account was $10.00.

                                                                       Year Ended December 31,

------------------------------------------------------------------------------------------------------------------------------------
                        1999         1998        1997       1996       1995       1994        1993       1992      1991      1990
------------------------------------------------------------------------------------------------------------------------------------
AST Founders
Passport (1)

(1994)

Unit Price                 $23.45       12.54      11.46      11.39      10.23           -          -          -         -        -
Number of Units         8,818,599   9,207,623  9,988,104  9,922,698  2,601,283           -          -          -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST AIM
International Equity (2)

(1989)                     $43.99       27.18      22.95      19.70      18.23       16.80      16.60      12.37     13.69    12.98
Unit Price             16,903,883  17,748,560 17,534,233 17,220,688 14,393,137  14,043,215  9,063,464  1,948,773 1,092,902  398,709
Number of Units

------------------------------------------------------------------------------------------------------------------------------------
AST Janus Overseas
Growth

(1997)                                                            -          -           -          -          -         -        -
Unit Price                 $24.16       13.41      11.70          -          -           -          -          -         -        -
Number of Units        61,117,418  43,711,763 21,405,891

------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International Growth

(1997)
Unit Price                 $21.66       13.30      11.35          -          -           -          -          -         -        -
Number of Units         6,855,601   5,670,336  2,857,188          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International
Growth II (3)

(1994)
Unit Price                 $17.10       13.14      11.69      11.70      10.39        9.49          -          -         -        -
Number of Units        28,704,924  34,328,425 37,784,426 32,628,595 17,935,251  11,166,758          -          -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST MFS Global
Equity (4)

(1999)
Unit Price                 $11.01           -          -          -          -           -          -          -         -        -
Number of Units           116,756           -          -          -          -           -          -          -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST Janus Small-Cap
Growth (5)

(1994)
Unit Price                 $42.08       17.64      17.28      16.54      13.97       10.69          -          -         -        -
Number of Units        32,134,969  15,003,001 14,662,728 12,282,211  6,076,373   2,575,105          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------





                                                                       Year Ended December 31,

------------------------------------------------------------------------------------------------------------------------------------
                        1999         1998        1997       1996       1995       1994        1993       1992      1991      1990
------------------------------------------------------------------------------------------------------------------------------------
AST Kemper Small-
Cap Growth

(1999)
Unit Price                 $15.37           -          -          -          -           -          -          -         -        -
Number of Units        53,349,003           -          -          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST Lord Abbett Small
Cap Value

(1998)
Unit Price                 $10.57        9.85          -          -          -           -          -          -         -        -
Number of Units         6,597,544   4,081,870          -          -          -           -          -          -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Small Company Value

(1997)
Unit Price                 $11.11       11.20      12.70          -          -           -          -          -         -        -
Number of Units        21,340,168  24,700,211 14,612,510          -          -           -          -          -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman
Mid-Cap Growth (6)

(1994)
Unit Price                 $28.58       19.15      16.10      13.99      12.20        9.94          -          -         -        -
Number of Units        13,460,525  13,389,289 11,293,799  9,563,858  3,658,836     301,267          -          -         -        -

------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman
Mid-Cap Value (7)

(1993)
Unit Price                 $16.78       16.10      16.72      13.41      12.20        9.81      10.69          -         -        -
Number of Units        37,864,586  16,410,121 11,745,440  9,062,152  8,642,186   7,177,232  5,390,887          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Natural Resources

(1995)
Unit Price                 $15.88       12.57      14.46      14.19      11.01           -          -          -         -        -
Number of Units         6,201,327   5,697,453  7,550,076  6,061,852    808,605           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST Alliance Growth (8)

(1996)
Unit Price                 $20.44       15.48      12.33      10.89          -           -          -          -         -        -
Number of Units        17,059,819  19,009,242 18,736,994  4,324,161          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth (4)
(1999)

Unit Price                 $11.27           -          -          -          -           -          -          -         -        -
Number of Units           409,467           -          -          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST Marsico Capital
Growth

(1997)
Unit Price                 $21.06       14.00      10.03          -          -           -          -          -         -        -
Number of Units        78,684,943  40,757,449    714,309          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST JanCap Growth

(1992)
Unit Price                 $60.44       39.54      23.83      18.79      14.85       10.91      11.59      10.51         -        -
Number of Units        94,850,623  80,631,598 62,486,302 46,779,164 28,662,737  22,354,170 13,603,637  1,476,139         -        -
------------------------------------------------------------------------------------------------------------------------------------




                                                                       Year Ended December 31,

------------------------------------------------------------------------------------------------------------------------------------
                        1999         1998        1997       1996       1995       1994        1993       1992      1991      1990
------------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Managed Index 500 (9)

(1998)
Unit Price                 $15.08       12.61          -          -          -           -          -          -         -        -
Number of Units        39,825,951  22,421,754          -          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers
Realty

(1998)
Unit Price                  $8.35        8.28          -          -          -           -          -          -         -        -
Number of Units         6,224,365   3,771,461          -          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Income & Growth (10)

(1997)
Unit Price                 $16.19       13.35      12.06          -          -           -          -          -         -        -
Number of Units        21,361,995  13,845,190  9,523,815          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST Alliance Growth
and Income (11)

(1992)
Unit Price                 $27.60       24.11      21.74      17.79      15.22       11.98      11.88      10.60         -        -
Number of Units        52,766,579  47,979,349 42,197,002 28,937,085 18,411,759   7,479,449  4,058,228    956,949         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth with
Income (4)

(1999)
Unit Price                 $10.49           -          -          -          -           -          -          -         -        -
Number of Units           741,323           -          -          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST INVESCO Equity
Income

(1994)
Unit Price                 $21.31       19.34      17.31      14.23      12.33        9.61          -          -         -        -
Number of Units        46,660,160  40,994,187 33,420,274 23,592,226 13,883,712   6,633,333          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AST AIM Balanced (12)
(1993)

Unit Price                 $21.19       17.78      15.98      13.70      12.49       10.34      10.47          -         -        -
Number of Units        23,102,272  22,634,344 22,109,373 20,691,852 20,163,848  13,986,604  8,743,758          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Strategic Balanced

(1997)
Unit Price                 $14.90       13.37      11.18          -          -           -          -          -         -        -
Number of Units        13,944,535   6,714,065  2,560,866          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Asset Allocation

(1994)
Unit Price                 $19.70       18.12      15.53      13.30      11.92        9.80          -          -         -        -
Number of Units        22,002,028  18,469,315 13,524,781  8,863,840  4,868,956   2,320,063          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Global Bond (13)

(1994)
Unit Price                 $10.69       11.82      10.45      10.98      10.51        9.59          -          -         -        -
Number of Units        12,533,037  12,007,692 12,089,872  8,667,712  4,186,695   1,562,364          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------





                                                                    Year Ended December 31,

------------------------------------------------------------------------------------------------------------------------------------
                        1999         1998        1997       1996       1995       1994        1993       1992      1991      1990
------------------------------------------------------------------------------------------------------------------------------------
AST Federated High
Yield

(1994)
Unit Price                 $14.38       14.30      14.13      12.62      11.27        9.56          -          -         -        -
Number of Units        41,588,401  40,170,144 29,663,242 15,460,522  6,915,158   2,106,791          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Total
Return Bond

(1994)
Unit Price                 $13.09       13.43      12.44      11.48      11.26        9.61          -          -         -        -
Number of Units        73,530,507  64,224,618 44,098,036 29,921,643 19,061,840   4,577,708          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond

(1995)
Unit Price                 $11.96       11.73      11.26      10.62      10.37           -          -          -         -        -
Number of Units        32,560,943  28,863,932 25,008,310 18,894,375 15,058,644           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
AST Money Market

(1992)
Unit Price                 $12.38       12.00      11.57      11.16      10.77       10.35      10.12      10.01         -        -
Number of Units       187,609,708  75,855,442 66,869,998 42,435,169 30,564,442  27,491,389 11,422,783    457,872         -        -
------------------------------------------------------------------------------------------------------------------------------------
The Alger American
Fund - AA Growth

(1988)
Unit Price                 $83.17       63.07      43.20      34.84      31.18       23.18      23.18      19.19     17.32    12.51
Number of Units        20,747,944  17,168,792 15,854,570 15,666,357 12,092,291   5,614,760  2,997,458  1,482,037   559,779   82,302

------------------------------------------------------------------------------------------------------------------------------------
The Alger American
Fund - AA MidCap
Growth

(1993)
Unit Price                 $39.69       30.53      23.76      20.96      19.00       13.34      13.74          -         -        -
Number of Units        18,904,907  17,559,963 14,687,032 14,528,945  8,299,743   4,308,374  1,450,892          -         -        -
---------------------------------------------------------------------------------------------------------------------------------
The Montgomery
Variable Series - MV
Emerging Markets

(1996)
Unit Price                 $10.06        6.19      10.05      10.25          -           -          -          -         -        -
Number of Units        12,060,036  10,534,383 10,371,104  2,360,940          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Value

(1998)
Unit Price                  $9.17        9.53          -          -          -           -          -          -         -        -
Number of Units         2,826,839   1,148,849          -          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------





                                                                       Year Ended December 31,

------------------------------------------------------------------------------------------------------------------------------------
                        1999         1998        1997       1996       1995       1994        1993       1992      1991      1990
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
Nova (14)

(1999)
Unit Price                 $10.82           -          -          -          -           -          -          -         -        -
Number of Units         5,474,129           -          -          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
Ursa (14)

(1999)
Unit Price                  $9.28           -          -          -          -           -          -          -         -        -
Number of Units         1,803,669           -          -          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
OTC (14)

(1999)
Unit Price                 $17.07           -          -          -          -           -          -          -         -        -
Number of Units        18,520,440           -          -          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Technology (4)

(1999)
Unit Price                 $16.52           -          -          -          -           -          -          -         -        -
Number of Units         4,622,242           -          -          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Health Sciences (4)

(1999)
Unit Price                 $11.34           -          -          -          -           -          -          -         -        -
Number of Units           786,518           -          -          -          -           -          -          -         -        -

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Financial Services (4)

(1999)
Unit Price                 $11.41           -          -          -          -           -          -          -         -        -
Number of Units           759,104           -          -          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Telecommunications (4)
(1999)

Unit Price                 $15.17           -          -          -          -           -          -          -         -        -
Number of Units         4,184,526           -          -          -          -           -          -          -         -        -

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Dynamics (4)
(1999)

Unit Price                 $13.91           -          -          -          -           -          -          -         -        -
Number of Units         2,022,585           -          -          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -  Global
Leaders (4)

(1999)

Unit Price                 $11.72           -          -          -          -           -          -          -         -        -
Number of Units            23,101           -          -          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------





                                                                       Year Ended December 31,

------------------------------------------------------------------------------------------------------------------------------------
                        1999         1998        1997       1996       1995       1994        1993       1992      1991      1990
------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Special Equity (4)
(1999)

Unit Price                 $12.19           -          -          -          -           -          -          -         -        -
Number of Units           152,342           -          -          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Europe 30 (4)
(1999)

Unit Price                 $12.24           -          -          -          -           -          -          -         -        -
Number of Units           273,963           -          -          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraSmall-Cap (4)
(1999)

Unit Price                 $11.96           -          -          -          -           -          -          -         -        -
Number of Units           813,904           -          -          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraOTC (4)
(1999)

Unit Price                 $23.58           -          -          -          -           -          -          -         -        -
Number of Units         2,906,024           -          -          -          -           -          -          -         -        -
------------------------------------------------------------------------------------------------------------------------------------

1. Effective October 15, 1996, Founders Asset Management, Inc. became Sub-advisor of the Portfolio. Prior to October 15, 1996, Seligman Henderson Co. served as Sub-advisor of the Portfolio, then named "Seligman Henderson International Small Cap Portfolio."
2. Effective May 3, 1999, A I M Capital Management, Inc. became Sub-advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam International Equity." Prior to October 15, 1996, Seligman Henderson Co. served as Sub-advisor of the Portfolio, then named "Seligman Henderson International Equity Portfolio."
3. Effective May 1, 2000, American Century Investment Management, Inc. became Sub-advisor of the Portfolio. Prior to May 1, 2000, Rowe Price-Fleming International, Inc. served as Sub-advisor of the Portfolio, then named "AST
     T. Rowe Price International Equity Portfolio."
4.   These Portfolios were first offered as Sub-accounts on October 18, 1999.
5. Effective December 31, 1998 Janus Capital Corporation became Sub-advisor of the Portfolio. Prior to December 31, 1998, Founders Asset Management, LLC served as Sub-advisor of the Portfolio, then named "Founders Capital Appreciation Portfolio."
6. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-advisor to the Portfolio. Prior to May 1, 1998, Berger Associates, Inc. served as Sub-advisor to the Portfolio, then named "Berger Capital Growth Portfolio."
7. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-advisor to the Portfolio. Prior to May 1, 1998, Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
8. Effective May 1, 2000, Alliance Capital Management, L.P. became Sub-advisor of the Portfolio. Between December 31, 1998 and May 1, 2000, OppenheimerFunds, Inc. served as Sub-advisor of the Portfolio, then named "AST Oppenheimer Large-Cap Growth Portfolio." Prior to December 31, 1998, Robertson, Stephens & Company Investment Management, L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
9. Effective May 1, 2000, Sanford C. Bernstein & Co., Inc. became Sub-advisor of the Portfolio. Prior to May 1, 2000, Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
10. Effective May 3, 1999, American Century Investment Management, Inc. became Sub-advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Value Growth & Income."
11. Effective May 1, 2000, Alliance Capital Management, L.P. became Sub-advisor of the Portfolio. Prior to May 1, 2000, Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
12. Effective May 3, 1999, A I M Capital Management, Inc. became Sub-advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Balanced." Prior to October 15, 1996, Phoenix Investment Counsel, Inc. served as Sub-advisor of the Portfolio, then named "AST Phoenix Balanced Asset Portfolio."
13. Effective May 1, 2000, the name of the Portfolio was changed to the "AST T. Rowe Price Global Bond". Effective May 1, 1996, Rowe Price-Fleming International, Inc. became Sub-advisor of the Portfolio. Prior to May 1, 1996, Scudder, Stevens & Clark, Inc. served as Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
14.  These Portfolios were first offered as Sub-accounts on May 3, 1999.

                   American Skandia Life Assurance Corporation
                            Attention: Concierge Desk

                              For Written Requests:

                                  P.O. Box 883
                           Shelton, Connecticut 06484

                            For Electronic Requests:

                       customerservice@americankandia.com

                             For Requests by Phone:

                                 1-800-752-6342

--------------------------------------------------------------------------------
                  PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS FUSI XT-PROS (05/2000).
--------------------------------------------------------------------------------


             -------------------------------------------------------
                                (print your name)



             -------------------------------------------------------
                                    (address)

             -------------------------------------------------------
                              (city/state/zip code)

ADDITIONAL   INFORMATION:   Inquiries   will  be   answered   by  calling   your
representative or by writing to:

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                       at

                                  P.O. Box 883
                           Shelton, Connecticut 06484

                                       or

                       customerservice@americanskandia.com

Issued by:                                                    Serviced at:

AMERICAN SKANDIA LIFE                                AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                                ASSURANCE CORPORATION
One Corporate Drive                                           P.O. Box 883
Shelton, Connecticut 06484                      Shelton, Connecticut 06484
Telephone: 1-800-752-6342                       Telephone:  1-800-752-6342
http://www.americanskandia.com              http://www.americanskandia.com

                                 Distributed by:

                    AMERICAN SKANDIA MARKETING, INCORPORATED
                               One Corporate Drive
                           Shelton, Connecticut 06484
                             Telephone: 203-926-1888
                         http://www.americanskandia.com






                       STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (CLASS 1 SUB-ACCOUNTS) and AMERICAN SKANDIA LIFE ASSURANCE CORPORATION. The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE CORPORATION. The assets supporting the fixed investment options are maintained in AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and registered solely under the Securities Act of 1933.

                                TABLE OF CONTENTS

ITEM                                                                                                                   PAGE

General Information about American Skandia                                                                                2
|X|      American Skandia Life Assurance Corporation                                                                      2
|X|      American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)                            2
|X|      American Skandia Life Assurance Corporation Separate Account D                                                   4

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated                                              5

How Performance Data is Calculated                                                                                        5
|X|      Current and Effective Yield                                                                                      5
|X|      Total Return                                                                                                     6

How the Unit Price is Determined                                                                                         17

Additional Information on Fixed Allocations                                                                              17
|X|      How We Calculate the Market Value Adjustment                                                                    18

General Information                                                                                                      19
|X|      Voting Rights                                                                                                   19
|X|      Modification                                                                                                    19
|X|      Deferral of Transactions                                                                                        20
|X|      Misstatement of Age or Sex                                                                                      20
|X|      Ending the Offer                                                                                                20

Independent Auditors                                                                                                     20

Legal Experts                                                                                                            21

Financial Statements                                                                                                     21
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B
                 (Class 1 Sub-accounts)                                                                                  22




--------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATlON IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITIES FOR WHICH IT
RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA LIFE ASSURANCE CORPORATION, P.O. BOX 883, SHELTON, CONNECTICUT 06484, OR TELEPHONE 1-800-752-6342. OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@AMERICANSKANDIA.COM.

--------------------------------------------------------------------------------
Date of Prospectus:  May 1, 2000
Date of Statement of Additional Information: May 1, 2000
ASXT - SAI (05/2000)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance Corporation ("we", "our" or "us") is a wholly-owned subsidiary of American Skandia, Inc. ("ASI"), formerly known as American Skandia Investment Holding Corporation. ASI's indirect parent is Skandia Insurance Company Ltd. Skandia Insurance Company Ltd. is part of a group of companies whose predecessor commenced operations in 1855. Skandia Insurance Company Ltd. is a major worldwide insurance company operating from Stockholm, Sweden which owns and controls, directly or through subsidiary companies, numerous insurance and related companies. We are organized as a Connecticut stock life insurance company, and are subject to Connecticut law governing insurance companies. Our mailing address is P.O. Box 883, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (Class 1 Sub-accounts)

American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts), also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B. The Sub-accounts offered pursuant to this Prospectus are all Class 1 Sub-accounts of Separate Account B. Each class of Sub-accounts in Separate Account B has a different level of charges assessed against such Sub-accounts. Each Sub-account invests exclusively in an underlying mutual fund or a portfolio of an underlying mutual fund. You will find additional information about these underlying mutual funds and portfolios in the prospectuses for such funds.

Separate Account B is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the underlying mutual funds or fund portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

During the accumulation phase, we offer a number of Sub-accounts as variable investment options. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such variable investment options available, we will notify Owners of the availability of such Sub-accounts. As of the date of the Prospectus and Statement of Additional Information, our Sub-accounts and the underlying mutual funds or portfolios in which they invest are as follows. Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust.


         Separate Account B Sub-account                                                    Underlying Mutual Fund Portfolio

         AST Founders Passport                                                                       AST Founders Passport
         AST AIM International Equity                                                         AST AIM International Equity
         AST Janus Overseas Growth                                                               AST Janus Overseas Growth
         AST American Century International Growth                               AST American Century International Growth
         AST American Century International Growth II                         AST American Century International Growth II
         AST MFS Global Equity                                                                       AST MFS Global Equity
         AST Janus Small-Cap Growth                                                             AST Janus Small-Cap Growth
         AST Kemper Small-Cap Growth                                                                  AST Small Cap Growth
         AST LA Small Cap Value                                                            AST Lord Abbett Small Cap Value
         AST T. Rowe Price Small Company Value                                       AST T. Rowe Price Small Company Value
         AST Janus Mid-Cap Growth                                                                 AST Janus Mid-Cap Growth
         AST NB Mid-Cap Growth                                                         AST Neuberger Berman Mid-Cap Growth
         AST NB Mid-Cap Value                                                           AST Neuberger Berman Mid-Cap Value
         AST Alger All-Cap Growth                                                                 AST Alger All-Cap Growth
         AST T. Rowe Price Natural Resources                                           AST T. Rowe Price Natural Resources
         AST Alliance Growth                                                                           AST Alliance Growth
         AST MFS Growth                                                                                     AST MFS Growth
         AST Marsico Capital Growth                                                             AST Marsico Capital Growth
         AST JanCap Growth                                                                               AST JanCap Growth
         AST Sanford Bernstein Managed Index 500                                   AST Sanford Bernstein Managed Index 500
         AST Cohen & Steers Realty                                                               AST Cohen & Steers Realty
         AST American Century Income & Growth                                         AST American Century Income & Growth
         AST Alliance Growth and Income                                                     AST Alliance Growth and Income
         AST MFS Growth with Income                                                             AST MFS Growth with Income
         AST INVESCO Equity Income                                                               AST INVESCO Equity Income
         AST AIM Balanced                                                                                 AST AIM Balanced
         AST American Century Strategic Balanced                                   AST American Century Strategic Balanced
         AST T. Rowe Price Asset Allocation                                             AST T. Rowe Price Asset Allocation
         AST T. Rowe Price Global Bond                                                       AST T. Rowe Price Global Bond
         AST Fed High Yield                                                                       AST Federated High Yield
         AST PIMCO Total Return Bond                                                           AST PIMCO Total Return Bond
         AST PIMCO Limited Maturity Bond                                                   AST PIMCO Limited Maturity Bond
         AST Money Market                                                                                 AST Money Market

         AA Growth                                                              Growth portfolio of The Alger American Fund
         AA MidCap Growth                                                          MidCap Growth of The Alger American Fund

         MV Emerging Markets                                       Emerging Markets portfolio of Montgomery Variable Series

         WFVT Equity Value                                             Equity Value portfolio of Wells Fargo Variable Trust

         Rydex Nova                                                                  Nova portfolio of Rydex Variable Trust
         Rydex Ursa                                                                  Ursa portfolio of Rydex Variable Trust
         Rydex OTC                                                                    OTC portfolio of Rydex Variable Trust

         INVESCO VIF Technology                             Technology portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Health Sciences                   Health Sciences portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Financial Services             Financial Services portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Telecommunications                                                    Telecommunications portfolio of
                                                                                    INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Dynamics                                 Dynamics portfolio of INVESCO Variable Investment Funds, Inc.

         Evergreen VA Global Leaders                           Global Leaders portfolio of Evergreen Variable Annuity Trust
         Evergreen VA Special Equity                           Special Equity portfolio of Evergreen Variable Annuity Trust

         ProFund  VP Europe 30                                                         Europe 30  portfolio  of  ProFund  VP
         ProFund  VP UltraSmall-Cap                                               UltraSmall-Cap  portfolio  of  ProFund  VP
         ProFund  VP UltraOTC                                                              UltraOTC portfolio of ProFund VP

A brief summary of the investment objectives and policies of each underlying mutual fund portfolio is found in the Prospectuses. More detailed information about the investment objectives, policies, charges, operations, the attendant risks and other details pertaining to each underlying mutual fund portfolio are described in the prospectus of each underlying mutual fund and the statements of additional information for such underlying mutual fund. Also included in such information is the investment policy of each mutual fund or portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any underlying mutual fund or portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund or portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the underlying mutual fund portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Code.

We may make other underlying mutual funds available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio of an underlying mutual fund may be disclosed in its prospectus. However, addition of a portfolio does not require us to create a new Sub-account to invest in that portfolio. We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American Skandia Life Assurance Corporation Separate Account D, also referred to as Separate Account D, was established by us pursuant to Connecticut law. During the accumulation phase, assets supporting our obligations based on Fixed
Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.

We have sole discretion over the investment managers retained to manage the assets maintained in Separate Account D. We currently employ investment managers for Separate Account D including, but not limited to, J.P. Morgan Investment Management Inc. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s).

We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:

     1. The State of New York, which is one of the jurisdictions in which we are licensed to do business, requires that we meet certain "matching" requirements. These requirements address the matching of the durations of the assets with the durations of obligations supported by such assets. We believe these matching requirements are designed to control an insurer's ability to risk investing in long-term assets to support short term interest rate guarantees. We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

     2. We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:

          a. Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.

          b. At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.

We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Connecticut and other state insurance laws.

     3. The assets in Separate Account D are accounted for at their market value, rather than at book value.

     4. We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.

We may or may not be able to obtain approval in the future in certain jurisdictions of endorsements to individual or group annuities that include the type of Fixed Allocations offered pursuant to this Prospectus. If such approval is obtained, we may take those steps needed to make such Fixed Allocations available to purchasers to whom Annuities were issued prior to the date of such approval.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing, Incorporated ("ASM"), a wholly-owned subsidiary of ASI, is the distributor and principal underwriter of the securities offered through this prospectus and Statement of Additional Information. American Skandia Life Assurance Corporation and American Skandia Investment Services, Incorporated ("ASISI"), the investment manager of American Skandia Trust and American Skandia Advisor Funds, Inc., are also wholly-owned subsidiaries of ASI. American Skandia Information Services and Technology Corporation ("ASIST"), also a wholly-owned subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.


ASM acts as the distributor of a number of annuity and life insurance products we offer and both American Skandia Trust and American Skandia Advisor Funds, Inc., a family of retail mutual funds. ASM also acts as an introducing broker-dealer through which it receives a portion of brokerage commissions in connection with purchases and sales of securities held by portfolios of American Skandia Trust which are offered as underlying investment options under the Annuity.


ASM's principal business address is One Corporate Drive, Shelton, Connecticut 06484. ASM is registered as broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous basis. ASM enters into distribution agreements with independent broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration. Applications for the Annuity are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of the firm. Compensation is generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account. No compensation is payable on Annuities purchased by a member of the designated class of Owners.

In addition, firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to us or our affiliates. We or ASM may enter into compensation arrangements with certain firms. These arrangements will not be offered to all firms and the terms of such arrangements may differ between firms. Any such compensation will be paid by us or ASM and will not result in any additional charge to you. To the extent permitted by NASD rules and other applicable laws and regulations, ASM may pay or allow other promotional incentives or payments in the form of cash or other compensation.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the performance of Sub-accounts using two types of measures. These measures are "current and effective yield", which may be used for money market-type Sub-accounts (like the AST Money Market Sub-account) and "total return", which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield

The current yield of a money market-type Sub-account is calculated based upon a seven day period ending on the date of calculation. The current yield of such a Sub-account is computed by determining the change (exclusive of capital changes) in the Account Value of a hypothetical pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical Allocation") having a balance of one Unit at the beginning of the period, subtracting a hypothetical maintenance fee, and dividing such net change in the Account Value of the Hypothetical Allocation by the Account Value of the Hypothetical Allocation at the beginning of the same period to obtain the base period return, and multiplying the result by (365/7). The resulting figure will be carried to at least the nearest l00th of one percent.

We compute effective compound yield for a money market-type Sub-account according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on assets of such a Sub-account. Net investment income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective yields for a hypothetical contract. The yield is calculated based on the performance of the AST Money Market Sub-account during the last seven days of the calendar year ending prior to the date of this Prospectus. At the beginning of the seven day period, the hypothetical contract had a balance of one Unit. The current and effective yields reflect the recurring charge against the Sub-account. Please note that current and effective yield information will fluctuate. This information may not provide a basis for comparisons with deposits in banks or other institutions which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.


   Sub-account             Current Yield                     Effective Yield
   -----------             -------------                     ---------------
AST Money Market               3.03%                              3.07%


Total Return

Total return for the other Sub-accounts is computed by using the formula:

                                  P(1+T)n = ERV

                                     where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account Value of the hypothetical $1,000 payment as of the end of the period over which total return is being measured.

Many of the Sub-accounts offered as variable investment options for the Annuities have been available as variable investment options in other annuities we offer under one or more separate accounts of American Skandia Life Assurance Corporation. In addition, some of the underlying mutual fund portfolios existed prior to the inception of these Sub-accounts. Performance quoted in advertising regarding any such Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial offering of the Annuities, or periods during which the underlying mutual fund portfolios have been in existence, but the Sub-accounts have not. Such hypothetical performance is calculated using the same assumptions employed in calculating actual performance since inception of the Sub-accounts.

"Standard Total Return" figures assume that all charges and fees are applicable, including any contingent deferred sales charge that may apply for the period shown. "Non-standard Total Return" figures may also be used that do not reflect all fees and charges. Non-standard Total Returns are calculated in the same manner as standardized returns except that the calculations may assume no redemption at the end of the applicable periods, thus these figures may not take into consideration the Annuity's contingent deferred sales charge.

Non-standard Total Returns reflect the addition of Credits. The Non-standard Total Return numbers provided may assume Credits equal to 1.5%, 3.0%, 4.0% or 5.0%, respectively, of Purchase Payments. The amount of the Credit applicable is described in detail in the "How Do I Receive Credits?" section of the Prospectus. The percentage of the Credit depends on the age and the cumulative amount of Purchase Payments received. In addition, the amount of the Credits may be deducted from the amount payable at death under limited circumstances (see "Death Benefit"). The impact of Credits on Total Return is particularly pronounced for the shorter durations for which Total Return is measured, such as one and three years. You should take this into considerations in any comparison of Total Return between the Sub-accounts and investment options offered pursuant to other annuities.

As described in the Prospectus, Annuities may be offered in certain situations in which the contingent deferred sales charge or certain other charges or fees may be eliminated or reduced. Advertisements of performance in connection with the offer of such Annuities will be based on the charges applicable to such Annuities.

Shown below are total return figures for the periods shown. Figures are shown only for Sub-accounts operational as of December 31, 1999. The "inception-to-date" figures shown below are based on the inception date of an underlying mutual fund portfolio. "N/A" means "not applicable" and indicates that the underlying mutual fund portfolio was not in operation for the applicable period. Any performance of such portfolios prior to inception of a Sub-account is provided by the underlying mutual funds. The total return for any Sub-account reflecting performance prior to such Sub-account's inception is based on such information.

                                 -------------------------------------------------- -- ---------------------------------------------
                                               Standard Total Return                               Non-Standard Total Return

                                 -------------------------------------------------- -- ---------------------------------------------
                                 -------------------------------------------------- -- ---------------------------------------------
                                           (Assuming maximum CDSC and                  (Assuming maximum CDSC, with maintenance fees
                                                 maintenance fees)                     and a 1.5% Credit)
                                 -------------------------------------------------- -- ---------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----
                                 1        3         5         10     Inception        1         3         5         10    Inception
                               Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date
---------------------------------- -------- --------- --------- --------- -------- -- --------- --------- --------- -------- -----
AST Founders Passport 1            78.49%    25.38%     N/A       N/A      19.13%      80.23%    25.29%     N/A       N/A     18.78%
AST AIM International Equity 2     53.27%    28.97%    20.44%    12.41%    14.90%      54.78%    28.88%    20.12%   11.95%    14.40%
AST Janus Overseas Growth          71.56%    32.54%     N/A       N/A      32.52%      73.23%    32.45%     N/A       N/A     32.17%
AST American Century               54.33%    27.61%     N/A       N/A      27.60%      55.85%    27.53%     N/A       N/A     27.26%
International Growth
AST American Century               21.55%    11.21%    11.49%     N/A       8.73%      22.76%    11.13%    11.19%     N/A      8.37%
International Growth II 3
AST MFS Global Equity 4              N/A      N/A       N/A       N/A       1.54%       N/A       N/A       N/A       N/A      2.57%
AST Janus Small-Cap Growth 5       129.99%   34.94%    30.93%     N/A      26.77%     132.21%    34.84%    30.58%     N/A     26.37%
AST Kemper Small-Cap Growth          N/A      N/A       N/A       N/A      45.18%       N/A       N/A       N/A       N/A     46.62%
AST LA Small Cap Value             -1.26%     N/A       N/A       N/A      -1.48%      -0.26%     N/A       N/A       N/A     -1.59%
AST T. Rowe Price Small Company    -9.37%    0.82%      N/A       N/A       0.80%      -8.45%    0.75%      N/A       N/A      0.53%
  Value

AST NB Mid-Cap Growth 6            40.70%    25.05%    22.78%     N/A      21.86%      42.09%    24.96%    22.45%     N/A     21.42%
AST NB Mid-Cap Value 7             -4.35%    5.20%     10.28%     N/A       7.69%      -3.38%    5.13%     9.98%      N/A      7.28%
AST T. Rowe Price Natural          17.77%    1.09%      N/A       N/A       9.22%      18.95%    1.02%      N/A       N/A      8.90%
Resources
AST Alliance Growth 8              23.49%    21.41%     N/A       N/A      20.06%      24.72%    21.33%     N/A       N/A     19.80%
AST MFS Growth 4                     N/A      N/A       N/A       N/A       4.13%       N/A       N/A       N/A       N/A      5.18%
AST Marsico Capital Growth         41.89%     N/A       N/A       N/A      41.47%      43.29%     N/A       N/A       N/A     41.32%
AST JanCap Growth                  44.28%    46.25%    40.33%     N/A      28.49%      45.71%    46.15%    39.96%     N/A     27.95%
AST Sanford Bernstein Managed      10.99%     N/A       N/A       N/A      19.20%      12.10%     N/A       N/A       N/A     19.07%
Index 500 9
AST Cohen & Steers Realty          -7.72%     N/A       N/A       N/A      -13.45%     -6.78%     N/A       N/A       N/A    -13.54%
AST American Century Income &      12.71%    15.28%     N/A       N/A      15.26%      13.84%    15.20%     N/A       N/A     14.95%
  Growth 10
AST Alliance Growth and Income 11   5.92%    13.56%    17.32%     N/A      14.02%      6.99%     13.48%    17.00%     N/A     13.57%
AST MFS Growth with Income 4         N/A      N/A       N/A       N/A      -3.64%       N/A       N/A       N/A       N/A     -2.67%
AST INVESCO Equity Income           1.63%    12.15%    16.39%     N/A      12.92%      2.66%     12.07%    16.07%     N/A     12.56%
AST AIM Balanced 12                10.61%    13.43%    14.52%     N/A      11.60%      11.72%    13.36%    14.20%     N/A     11.18%
AST American Century Strategic      2.85%    11.94%     N/A       N/A      11.93%      3.89%     11.87%     N/A       N/A     11.63%
Balanced
AST T. Rowe Price Asset             0.20%    11.73%    14.05%     N/A      11.41%      1.21%     11.65%    13.74%     N/A     11.05%
Allocation
AST T. Rowe Price Global Bond 13   -18.15%   -3.90%    0.73%      N/A       0.20%     -17.31%    -3.97%    0.45%      N/A     -0.15%
AST Fed High Yield                 -7.97%    1.74%     7.36%      N/A       5.51%      -7.04%    1.67%     7.06%      N/A      5.17%
AST PIMCO Total Return Bond        -11.02%   1.76%     5.12%      N/A       3.81%     -10.11%    1.69%     4.83%      N/A      3.47%
AST PIMCO Limited Maturity         -6.62%    1.30%      N/A       N/A       2.43%      -5.67%    1.22%      N/A       N/A      2.12%
Bond

AA Growth                          23.32%    31.99%    28.47%    21.10%    21.32%      24.55%    31.90%    28.13%   20.60%    20.80%
AA MidCap Growth                   21.45%    21.79%    23.66%     N/A      22.76%      22.66%    21.71%    23.32%     N/A     22.31%

MV Emerging Markets                53.95%    -3.63%     N/A       N/A      -2.27%      55.46%    -3.70%     N/A       N/A     -2.49%

WFVT Equity Value 10               -12.38%    N/A       N/A       N/A      -10.50%    -11.48%     N/A       N/A       N/A    -10.28%

Rydex Nova 14                      13.03%     N/A       N/A       N/A      24.78%      14.16%     N/A       N/A       N/A     24.69%
Rydex Ursa 14                      -24.75%    N/A       N/A       N/A      -25.67%    -23.97%     N/A       N/A       N/A    -25.74%
Rydex OTC 14                       89.92%     N/A       N/A       N/A      63.87%      91.77%     N/A       N/A       N/A     63.74%

---------------------------------- -------- --------- --------- --------- -------- -- --------- --------- --------- -------- -------





---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----
                                 1        3         5         10     Inception        1         3         5         10    Inception
                               Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date
---------------------------------- -------- --------- --------- --------- -------- -- --------- --------- --------- -------- -----
INVESCO VIF Technology 4             N/A      N/A       N/A       N/A      56.65%       N/A       N/A       N/A       N/A     58.19%
INVESCO VIF Health Sciences 4        N/A      N/A       N/A       N/A       4.85%       N/A       N/A       N/A       N/A      5.90%
INVESCO VIF Financial Services 4     N/A      N/A       N/A       N/A       5.56%       N/A       N/A       N/A       N/A      6.62%
INVESCO VIF                          N/A      N/A       N/A       N/A      43.18%       N/A       N/A       N/A       N/A     44.60%
  Telecommunications 4
INVESCO VIF Dynamics 4               N/A      N/A       N/A       N/A      30.57%       N/A       N/A       N/A       N/A     31.86%

Evergreen VA Global Leaders 4        N/A      N/A       N/A       N/A       8.62%       N/A       N/A       N/A       N/A      9.71%
Evergreen VA Special Equity 4        N/A      N/A       N/A       N/A      13.39%       N/A       N/A       N/A       N/A     14.52%

ProFund VP Europe 30 4               N/A      N/A       N/A       N/A      13.84%       N/A       N/A       N/A       N/A     14.97%
ProFund VP UltraSmall-Cap 4          N/A      N/A       N/A       N/A      11.08%       N/A       N/A       N/A       N/A     12.19%
ProFund VP UltraOTC 4                N/A      N/A       N/A       N/A      127.18%      N/A       N/A       N/A       N/A    129.37%
---------------------------------- -------- --------- --------- --------- -------- -- --------- --------- --------- -------- -------

                                --------------------------------------------------- -- ---------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return

                                --------------------------------------------------- -- ---------------------------------------------
                                --------------------------------------------------- -- ---------------------------------------------
                                (Assuming maximum CDSC, with maintenance fees         (Assuming maximum CDSC, with maintenance fees
                                                and a 3.0% Credit)                                    and a 4.0% Credit)

                                --------------------------------------------------- -- ---------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----
                                 1        3         5         10     Inception        1         3         5         10    Inception
                               Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date
---------------------------------- -------- --------- --------- --------- --------  --------- --------- --------- -------- ---------
AST Founders Passport 1            84.10%    26.67%     N/A       N/A      19.91%      86.04%    27.15%     N/A       N/A     20.22%
AST AIM International Equity 2     58.12%    30.29%    21.18%    12.74%    15.22%      59.81%    30.78%    21.47%   12.90%    15.38%
AST Janus Overseas Growth          76.96%    33.90%     N/A       N/A      33.88%      78.83%    34.40%     N/A       N/A     34.40%
AST American Century               59.22%    28.93%     N/A       N/A      28.91%      60.91%    29.41%     N/A       N/A     29.41%
International Growth
AST American Century               25.45%    12.37%    12.18%     N/A       9.28%      26.81%    12.81%    12.45%     N/A      9.51%
International Growth II 3
AST MFS Global Equity 4              N/A      N/A       N/A       N/A       4.84%       N/A       N/A       N/A       N/A      5.99%
AST Janus Small-Cap Growth 5       137.15%   36.32%    31.72%     N/A      27.41%     139.63%    36.83%    32.04%     N/A     27.67%
AST Kemper Small-Cap Growth          N/A      N/A       N/A       N/A      49.79%       N/A       N/A       N/A       N/A     51.40%
AST LA Small Cap Value              1.96%     N/A       N/A       N/A       0.11%      3.08%      N/A       N/A       N/A      0.70%
AST T. Rowe Price Small Company    -6.40%    1.90%      N/A       N/A       1.88%      -5.36%    2.30%      N/A       N/A      2.30%
Value
AST NB Mid-Cap Growth 6            45.17%    26.34%    23.53%     N/A      22.57%      46.73%    26.82%    23.83%     N/A     22.86%
AST NB Mid-Cap Value 7             -1.23%    6.32%     10.96%     N/A       8.17%      -0.14%    6.73%     11.23%     N/A      8.38%
AST T. Rowe Price Natural          21.56%    2.18%      N/A       N/A       9.95%      22.87%    2.58%      N/A       N/A     10.24%
Resources
AST Alliance Growth 8              27.45%    22.67%     N/A       N/A      21.07%      28.82%    23.14%     N/A       N/A     21.46%
AST MFS Growth 4                     N/A      N/A       N/A       N/A       7.51%       N/A       N/A       N/A       N/A      8.69%
AST Marsico Capital Growth         46.40%     N/A       N/A       N/A      43.63%      47.97%     N/A       N/A       N/A     44.44%
AST JanCap Growth                  48.87%    47.74%    41.17%     N/A      29.03%      50.46%    48.28%    41.51%     N/A     29.26%
AST Sanford Bernstein Managed      14.58%     N/A       N/A       N/A      21.08%      15.82%     N/A       N/A       N/A     21.78%
Index 500 9
AST Cohen & Steers Realty          -4.69%     N/A       N/A       N/A      -12.01%     -3.64%     N/A       N/A       N/A    -11.48%
AST American Century Income &      16.34%    16.48%     N/A       N/A      16.46%      17.61%    16.92%     N/A       N/A     16.92%
Growth 10
AST Alliance Growth and Income 11   9.35%    14.75%    18.04%     N/A      14.46%      10.55%    15.19%    18.33%     N/A     14.66%
AST MFS Growth with Income 4         N/A      N/A       N/A       N/A      -0.50%       N/A       N/A       N/A       N/A      0.60%
AST INVESCO Equity Income           4.94%    13.32%    17.10%     N/A      13.50%      6.08%     13.76%    17.38%     N/A     13.73%
AST AIM Balanced 12                14.19%    14.62%    15.22%     N/A      12.10%      15.43%    15.06%    15.50%     N/A     12.32%
AST American Century Strategic      6.19%    13.12%     N/A       N/A      13.10%      7.35%     13.55%     N/A       N/A     13.55%
Balanced
AST T. Rowe Price Asset             3.46%    12.90%    14.75%     N/A      11.98%      4.59%     13.33%    15.03%     N/A     12.21%
Allocation
AST T. Rowe Price Global Bond 13   -15.44%   -2.86%    1.37%      N/A       0.75%     -14.50%    -2.48%    1.62%      N/A      0.97%
AST Fed High Yield                 -4.96%    2.83%     8.02%      N/A       6.06%      -3.91%    3.23%     8.29%      N/A      6.28%
AST PIMCO Total Return Bond        -8.09%    2.85%     5.78%      N/A       4.35%      -7.08%    3.25%     6.04%      N/A      4.56%
AST PIMCO Limited Maturity         -3.56%    2.38%      N/A       N/A       3.12%      -2.50%    2.78%      N/A       N/A      3.40%
Bond

AA Growth                          27.28%    33.34%    29.25%    21.45%    21.65%      28.65%    33.84%    29.56%   21.62%    21.80%
AA MidCap Growth                   25.35%    23.06%    24.41%     N/A      23.31%      26.70%    23.52%    24.71%     N/A     23.54%

MV Emerging Markets                58.82%    -2.58%     N/A       N/A      -1.41%      60.51%    -2.20%     N/A       N/A     -1.08%

WFVT Equity Value 10               -9.50%     N/A       N/A       N/A      -8.74%      -8.50%     N/A       N/A       N/A     -8.11%

Rydex Nova 14                      16.67%     N/A       N/A       N/A      26.25%      17.94%     N/A       N/A       N/A     26.79%
Rydex Ursa 14                      -22.24%    N/A       N/A       N/A      -24.65%    -21.37%     N/A       N/A       N/A    -24.28%
Rydex OTC 14                       95.87%     N/A       N/A       N/A      65.75%      97.94%     N/A       N/A       N/A     66.44%

---------------------------------- -------- --------- --------- --------- ----------- --------- --------- --------- -------- -------



---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----
                                 1        3         5         10     Inception        1         3         5         10    Inception
                               Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date
---------------------------------- -------- --------- --------- --------- -------- -- --------- --------- --------- -------- -----
INVESCO VIF Technology 4             N/A      N/A       N/A       N/A      61.61%       N/A       N/A       N/A       N/A     63.33%
INVESCO VIF Health Sciences 4        N/A      N/A       N/A       N/A       8.25%       N/A       N/A       N/A       N/A      9.43%
INVESCO VIF Financial Services 4     N/A      N/A       N/A       N/A       8.98%       N/A       N/A       N/A       N/A     10.17%
INVESCO VIF                          N/A      N/A       N/A       N/A      47.73%       N/A       N/A       N/A       N/A     49.31%
  Telecommunications 4
INVESCO VIF Dynamics 4               N/A      N/A       N/A       N/A      34.74%       N/A       N/A       N/A       N/A     36.19%

Evergreen VA Global Leaders 4        N/A      N/A       N/A       N/A      12.14%       N/A       N/A       N/A       N/A     13.36%
Evergreen VA Special Equity 4        N/A      N/A       N/A       N/A      17.04%       N/A       N/A       N/A       N/A     18.31%

ProFund VP Europe 30 4               N/A      N/A       N/A       N/A      17.51%       N/A       N/A       N/A       N/A     18.78%
ProFund VP UltraSmall-Cap 4          N/A      N/A       N/A       N/A      14.67%       N/A       N/A       N/A       N/A     15.91%
ProFund VP UltraOTC 4                N/A      N/A       N/A       N/A      134.25%      N/A       N/A       N/A       N/A    136.70%
---------------------------------- -------- --------- --------- --------- ----------- --------- --------- --------- -------- -------

                                --------------------------------------------------- -- ---------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return

                                --------------------------------------------------- -- ---------------------------------------------
                                --------------------------------------------------- -- ---------------------------------------------
                                  (Assuming maximum CDSC, with maintenance fees            (Assuming no CDSC, with maintenance fees
                                                and a 5.0% Credit)                                    and a 1.5% Credit)

                                --------------------------------------------------- -- ---------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----
                                 1        3         5         10     Inception        1         3         5         10    Inception
                               Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date
---------------------------------- -------- --------- --------- --------- --------  --------- --------- --------- -------- -----
AST Founders Passport 1            87.91%    27.57%     N/A       N/A      20.47%      88.73%    27.07%     N/A       N/A     19.62%
AST AIM International Equity 2     61.43%    31.22%    21.71%    13.01%    15.48%      63.28%    30.56%    20.83%   11.95%    14.40%
AST Janus Overseas Growth          80.64%    34.84%     N/A       N/A      34.84%      81.73%    34.04%     N/A       N/A     33.77%
AST American Century               62.54%    29.84%     N/A       N/A      29.84%      64.35%    29.25%     N/A       N/A     28.99%
International Growth
AST American Century               28.11%    13.19%    12.68%     N/A       9.69%      31.26%    13.38%    12.15%     N/A      8.98%
International Growth II 3
AST MFS Global Equity 4              N/A      N/A       N/A       N/A       7.09%       N/A       N/A       N/A       N/A     11.07%
AST Janus Small-Cap Growth 5       142.02%   37.28%    32.29%     N/A      27.88%     140.71%    36.38%    31.09%     N/A     26.66%
AST Kemper Small-Cap Growth          N/A      N/A       N/A       N/A      52.93%       N/A       N/A       N/A       N/A     55.12%
AST LA Small Cap Value              4.15%     N/A       N/A       N/A       1.23%      8.24%      N/A       N/A       N/A      2.64%
AST T. Rowe Price Small Company    -4.37%    2.65%      N/A       N/A       2.65%      0.05%     3.46%      N/A       N/A      3.26%
Value
AST NB Mid-Cap Growth 6            48.22%    27.24%    24.07%     N/A      23.09%      50.59%    26.75%    23.11%     N/A     21.88%
AST NB Mid-Cap Value 7              0.90%    7.09%     11.45%     N/A       8.54%      5.12%     7.63%     10.98%     N/A      7.63%
AST T. Rowe Price Natural          24.14%    2.93%      N/A       N/A      10.48%      27.45%    3.73%      N/A       N/A     10.05%
Resources
AST Alliance Growth 8              30.14%    23.55%     N/A       N/A      21.79%      33.22%    23.23%     N/A       N/A     21.21%
AST MFS Growth 4                     N/A      N/A       N/A       N/A       9.81%       N/A       N/A       N/A       N/A     13.68%
AST Marsico Capital Growth         49.47%     N/A       N/A       N/A      45.15%      51.79%     N/A       N/A       N/A     44.24%
AST JanCap Growth                  51.99%    48.77%    41.78%     N/A      29.43%      54.21%    47.46%    40.34%     N/A     28.00%
AST Sanford Bernstein Managed      17.02%     N/A       N/A       N/A      22.39%      20.60%     N/A       N/A       N/A     22.59%
Index 500 9
AST Cohen & Steers Realty          -2.63%     N/A       N/A       N/A      -11.01%     1.72%      N/A       N/A       N/A     -8.76%
AST American Century Income &      18.82%    17.32%     N/A       N/A      17.32%      22.34%    17.29%     N/A       N/A     17.06%
Growth 10
AST Alliance Growth and Income 11  11.69%    15.57%    18.56%     N/A      14.80%      15.49%    15.64%    17.79%     N/A     13.66%
AST MFS Growth with Income 4         N/A      N/A       N/A       N/A       1.65%       N/A       N/A       N/A       N/A      5.83%
AST INVESCO Equity Income           7.19%    14.14%    17.61%     N/A      13.92%      11.16%    14.28%    16.88%     N/A     13.06%
AST AIM Balanced 12                16.62%    15.45%    15.73%     N/A      12.48%      20.22%    15.52%    15.07%     N/A     11.47%
AST American Century Strategic      8.46%    13.94%     N/A       N/A      13.94%      12.39%    14.09%     N/A       N/A     13.86%
Balanced
AST T. Rowe Price Asset             5.68%    13.72%    15.26%     N/A      12.39%      9.71%     13.88%    14.62%     N/A     11.59%
Allocation
AST T. Rowe Price Global Bond 13   -13.60%   -2.14%    1.83%      N/A       1.15%      -8.81%    -0.99%    1.88%      N/A      0.80%
AST Fed High Yield                 -2.90%    3.59%     8.51%      N/A       6.45%      1.46%     4.34%     8.17%      N/A      5.87%
AST PIMCO Total Return Bond        -6.10%    3.61%     6.25%      N/A       4.74%      -1.61%    4.36%     6.04%      N/A      4.23%
AST PIMCO Limited Maturity         -1.48%    3.14%      N/A       N/A       3.62%      2.83%     3.92%      N/A       N/A      3.57%
Bond

AA Growth                          29.97%    34.29%    29.81%    21.74%    21.91%      33.05%    33.51%    28.68%   20.60%    20.80%
AA MidCap Growth                   28.00%    23.94%    24.95%     N/A      23.72%      31.16%    23.59%    23.97%     N/A     22.47%

MV Emerging Markets                62.14%    -1.86%     N/A       N/A      -0.79%      63.96%    -0.73%     N/A       N/A     -0.09%

WFVT Equity Value 10               -7.53%     N/A       N/A       N/A      -7.53%      -2.98%     N/A       N/A       N/A     -4.91%

Rydex Nova 14                      19.15%     N/A       N/A       N/A      27.27%      22.66%     N/A       N/A       N/A     26.88%
Rydex Ursa 14                      -20.53%    N/A       N/A       N/A      -23.94%    -15.47%     N/A       N/A       N/A    -20.72%
Rydex OTC 14                       99.92%     N/A       N/A       N/A      67.06%     100.27%     N/A       N/A       N/A     65.15%

---------------------------------- -------- --------- --------- --------- ----------- --------- --------- --------- -------- ------



---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----
                                 1        3         5         10     Inception        1         3         5         10    Inception
                               Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date
---------------------------------- -------- --------- --------- --------- -------- -- --------- --------- --------- -------- -----
INVESCO VIF Technology 4             N/A      N/A       N/A       N/A      64.98%       N/A       N/A       N/A       N/A     66.69%
INVESCO VIF Health Sciences 4        N/A      N/A       N/A       N/A      10.56%       N/A       N/A       N/A       N/A     14.40%
INVESCO VIF Financial Services 4     N/A      N/A       N/A       N/A      11.31%       N/A       N/A       N/A       N/A     15.12%
INVESCO VIF                          N/A      N/A       N/A       N/A      50.83%       N/A       N/A       N/A       N/A     53.10%
  Telecommunications 4
INVESCO VIF Dynamics 4               N/A      N/A       N/A       N/A      37.58%       N/A       N/A       N/A       N/A     40.36%

Evergreen VA Global Leaders 4        N/A      N/A       N/A       N/A      14.53%       N/A       N/A       N/A       N/A     18.21%
Evergreen VA Special Equity 4        N/A      N/A       N/A       N/A      19.53%       N/A       N/A       N/A       N/A     23.02%

ProFund VP Europe 30 4               N/A      N/A       N/A       N/A      20.00%       N/A       N/A       N/A       N/A     23.47%
ProFund VP UltraSmall-Cap 4          N/A      N/A       N/A       N/A      17.11%       N/A       N/A       N/A       N/A     20.69%
ProFund VP UltraOTC 4                N/A      N/A       N/A       N/A      139.06%      N/A       N/A       N/A       N/A    137.87%
---------------------------------- -------- --------- --------- --------- ----------- --------- --------- --------- -------- -------

                                --------------------------------------------------- -- ---------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return

                                --------------------------------------------------- -- ---------------------------------------------
                                --------------------------------------------------- -- ---------------------------------------------
                                     (Assuming no CDSC, with maintenance fees              (Assuming no CDSC, with maintenance fees
                                                and a 3.0% Credit)                                    and a 4.0% Credit)

                                --------------------------------------------------- -- ---------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----
                                 1        3         5         10     Inception        1         3         5         10    Inception
                               Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date
---------------------------------- -------- --------- --------- --------- --------  --------- --------- --------- -------- -----
AST Founders Passport 1            92.60%    28.41%     N/A       N/A      20.72%      94.54%    28.88%     N/A       N/A     21.02%
AST AIM International Equity 2     66.62%    31.94%    21.87%    12.74%    15.22%      68.31%    32.42%    22.15%   12.90%    15.38%
AST Janus Overseas Growth          85.46%    35.46%     N/A       N/A      35.44%      87.33%    35.95%     N/A       N/A     35.95%
AST American Century               67.72%    30.61%     N/A       N/A      30.59%      69.41%    31.08%     N/A       N/A     31.08%
International Growth
AST American Century               33.95%    14.58%    13.11%     N/A       9.86%      35.31%    14.99%    13.38%     N/A     10.09%
International Growth II 3
AST MFS Global Equity 4              N/A      N/A       N/A       N/A      13.34%       N/A       N/A       N/A       N/A     14.49%
AST Janus Small-Cap Growth 5       145.65%   37.83%    32.22%     N/A      27.68%     148.13%    38.33%    32.52%     N/A     27.94%
AST Kemper Small-Cap Growth          N/A      N/A       N/A       N/A      58.29%       N/A       N/A       N/A       N/A     59.90%
AST LA Small Cap Value             10.46%     N/A       N/A       N/A       4.27%      11.58%     N/A       N/A       N/A      4.84%
AST T. Rowe Price Small Company     2.10%    4.56%      N/A       N/A       4.54%      3.14%     4.94%      N/A       N/A      4.94%
Value
AST NB Mid-Cap Growth 6            53.67%    28.09%    24.17%     N/A      23.02%      55.23%    28.56%    24.46%     N/A     23.31%
AST NB Mid-Cap Value 7              7.27%    8.77%     11.93%     N/A       8.51%      8.36%     9.16%     12.19%     N/A      8.71%
AST T. Rowe Price Natural          30.06%    4.82%      N/A       N/A      11.06%      31.37%    5.20%      N/A       N/A     11.34%
Resources
AST Alliance Growth 8              35.95%    24.53%     N/A       N/A      22.44%      37.32%    24.98%     N/A       N/A     22.82%
AST MFS Growth 4                     N/A      N/A       N/A       N/A      16.01%       N/A       N/A       N/A       N/A     17.19%
AST Marsico Capital Growth         54.90%     N/A       N/A       N/A      46.50%      56.47%     N/A       N/A       N/A     47.29%
AST JanCap Growth                  57.37%    49.02%    41.55%     N/A      29.07%      58.96%    49.56%    41.88%     N/A     29.30%
AST Sanford Bernstein Managed      23.08%     N/A       N/A       N/A      24.54%      24.32%     N/A       N/A       N/A     25.22%
Index 500 9
AST Cohen & Steers Realty           3.81%     N/A       N/A       N/A      -7.31%      4.86%      N/A       N/A       N/A     -6.80%
AST American Century Income &      24.84%    18.53%     N/A       N/A      18.52%      26.11%    18.96%     N/A       N/A     18.96%
Growth 10
AST Alliance Growth and Income 11  17.85%    16.86%    18.80%     N/A      14.54%      19.05%    17.28%    19.08%     N/A     14.73%
AST MFS Growth with Income 4         N/A      N/A       N/A       N/A       8.00%       N/A       N/A       N/A       N/A      9.10%
AST INVESCO Equity Income          13.44%    15.49%    17.88%     N/A      13.98%      14.58%    15.91%    18.16%     N/A     14.21%
AST AIM Balanced 12                22.69%    16.74%    16.06%     N/A      12.38%      23.93%    17.16%    16.33%     N/A     12.59%
AST American Century Strategic     14.69%    15.29%     N/A       N/A      15.28%      15.85%    15.71%     N/A       N/A     15.71%
Balanced
AST T. Rowe Price Asset            11.96%    15.08%    15.60%     N/A      12.49%      13.09%    15.50%    15.87%     N/A     12.72%
Allocation
AST T. Rowe Price Global Bond 13   -6.94%    0.05%     2.75%      N/A       1.67%      -6.00%    0.42%     2.99%      N/A      1.88%
AST Fed High Yield                  3.54%    5.44%     9.10%      N/A       6.73%      4.59%     5.83%     9.36%      N/A      6.95%
AST PIMCO Total Return Bond         0.41%    5.46%     6.95%      N/A       5.08%      1.42%     5.85%     7.20%      N/A      5.29%
AST PIMCO Limited Maturity          4.94%    5.02%      N/A       N/A       4.52%      6.00%     5.40%      N/A       N/A      4.78%
Bond

AA Growth                          35.78%    34.92%    29.78%    21.45%    21.65%      37.15%    35.41%    30.09%   21.62%    21.80%
AA MidCap Growth                   33.85%    24.90%    25.03%     N/A      23.47%      35.20%    25.35%    25.32%     N/A     23.70%

MV Emerging Markets                67.32%    0.31%      N/A       N/A       0.93%      69.01%    0.68%      N/A       N/A      1.24%

WFVT Equity Value 10               -1.00%     N/A       N/A       N/A      -3.42%      0.00%      N/A       N/A       N/A     -2.82%

Rydex Nova 14                      25.17%     N/A       N/A       N/A      28.40%      26.44%     N/A       N/A       N/A     28.92%
Rydex Ursa 14                      -13.74%    N/A       N/A       N/A      -19.74%    -12.87%     N/A       N/A       N/A    -19.40%
Rydex OTC 14                       104.37%    N/A       N/A       N/A      67.13%     106.44%     N/A       N/A       N/A     67.81%

---------------------------------- -------- --------- --------- --------- ----------- --------- --------- --------- -------- -------



---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----
                                 1        3         5         10     Inception        1         3         5         10    Inception
                               Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date
---------------------------------- -------- --------- --------- --------- -------- -- --------- --------- --------- -------- -----
INVESCO VIF Technology 4             N/A      N/A       N/A       N/A      70.11%       N/A       N/A       N/A       N/A     71.83%
INVESCO VIF Health Sciences 4        N/A      N/A       N/A       N/A      16.75%       N/A       N/A       N/A       N/A     17.93%
INVESCO VIF Financial Services 4     N/A      N/A       N/A       N/A      17.48%       N/A       N/A       N/A       N/A     18.67%
INVESCO VIF                          N/A      N/A       N/A       N/A      56.23%       N/A       N/A       N/A       N/A     57.81%
  Telecommunications 4
INVESCO VIF Dynamics 4               N/A      N/A       N/A       N/A      43.24%       N/A       N/A       N/A       N/A     44.69%

Evergreen VA Global Leaders 4        N/A      N/A       N/A       N/A      20.64%       N/A       N/A       N/A       N/A     21.86%
Evergreen VA Special Equity 4        N/A      N/A       N/A       N/A      25.54%       N/A       N/A       N/A       N/A     26.81%

ProFund VP Europe 30 4               N/A      N/A       N/A       N/A      26.01%       N/A       N/A       N/A       N/A     27.28%
ProFund VP UltraSmall-Cap 4          N/A      N/A       N/A       N/A      23.17%       N/A       N/A       N/A       N/A     24.41%
ProFund VP UltraOTC 4                N/A      N/A       N/A       N/A      142.75%      N/A       N/A       N/A       N/A    145.20%
---------------------------------- -------- --------- --------- --------- ----------- --------- --------- --------- -------- -------

                            ---------------------------------------------------
                                        Non-Standard Total Return

                            ---------------------------------------------------
                            ---------------------------------------------------
                                 (Assuming no CDSC, with maintenance fees
                                            and a 5.0% Credit)
                            ---------------------------------------------------

------------------------------ -------- --------- --------- --------- ----------
                                  1        3         5         10     Inception
                                Year     Years     Years     Years     to Date
------------------------------ -------- --------- --------- ------- ----------
AST Founders Passport 1            96.41%    29.29%     N/A       N/A    21.27%
AST AIM International Equity 2     69.93%    32.84%    22.38%    13.01%  15.48%
AST Janus Overseas Growth          89.14%    36.38%     N/A       N/A    36.38%
AST American Century               71.04%    31.50%     N/A       N/A    31.50%
International Growth
AST American Century               36.61%    15.36%    13.59%     N/A    10.26%
International Growth II 3
AST MFS Global Equity 4              N/A      N/A       N/A       N/A    15.59%
AST Janus Small-Cap Growth 5       150.52%   38.77%    32.78%     N/A    28.14%
AST Kemper Small-Cap Growth          N/A      N/A       N/A       N/A    61.43%
AST LA Small Cap Value             12.65%     N/A       N/A       N/A     5.34%
AST T. Rowe Price Small Company     4.13%    5.27%      N/A       N/A     5.27%
Value
AST NB Mid-Cap Growth 6            56.72%    28.97%    24.69%     N/A    23.53%
AST NB Mid-Cap Value 7              9.40%    9.51%     12.41%     N/A     8.87%
AST T. Rowe Price Natural          32.64%    5.54%      N/A       N/A    11.57%
Resources
AST Alliance Growth 8              38.64%    25.38%     N/A       N/A    23.14%
AST MFS Growth 4                     N/A      N/A       N/A       N/A    18.31%
AST Marsico Capital Growth         57.97%     N/A       N/A       N/A    47.99%
AST JanCap Growth                  60.49%    50.04%    42.15%     N/A    29.47%
AST Sanford Bernstein Managed      25.52%     N/A       N/A       N/A    25.82%
Index 500 9
AST Cohen & Steers Realty           5.87%     N/A       N/A       N/A    -6.36%
AST American Century Income &      27.32%    19.34%     N/A       N/A    19.34%
Growth 10
AST Alliance Growth and Income 11  20.19%    17.66%    19.31%     N/A    14.88%
AST MFS Growth with Income 4         N/A      N/A       N/A       N/A    10.15%
AST INVESCO Equity Income          15.69%    16.28%    18.39%     N/A    14.39%
AST AIM Balanced 12                25.12%    17.54%    16.55%     N/A    12.75%
AST American Century Strategic     16.96%    16.08%     N/A       N/A    16.08%
Balanced
AST T. Rowe Price Asset            14.18%    15.87%    16.09%     N/A    12.90%
Allocation
AST T. Rowe Price Global Bond 13   -5.10%    0.74%     3.19%      N/A     2.06%
AST Fed High Yield                  5.60%    6.16%     9.57%      N/A     7.12%
AST PIMCO Total Return Bond         2.40%    6.19%     7.40%      N/A     5.46%
AST PIMCO Limited Maturity          7.02%    5.73%      N/A       N/A     5.00%
Bond

AA Growth                          38.47%    35.84%    30.33%    21.74%  21.91%
AA MidCap Growth                   36.50%    25.75%    25.56%     N/A    23.88%

MV Emerging Markets                70.64%    1.00%      N/A       N/A     1.50%

WFVT Equity Value 10                0.97%     N/A       N/A       N/A    -2.26%

Rydex Nova 14                      27.65%     N/A       N/A       N/A    29.39%
Rydex Ursa 14                      -12.03%    N/A       N/A       N/A   -19.10%
Rydex OTC 14                       108.42%    N/A       N/A       N/A    68.42%

---------------------------------- -------- --------- --------- ------- -------

----------------------------------------- --------- --------- ------- ----------
                                    1        3         5         10   Inception
                                  Year     Years     Years     Years   to Date
----------------------------------------- --------- --------- ------- ----------
INVESCO VIF Technology 4           N/A      N/A       N/A       N/A    73.48%
INVESCO VIF Health Sciences 4      N/A      N/A       N/A       N/A    19.06%
INVESCO VIF Financial Services 4   N/A      N/A       N/A       N/A    19.81%
INVESCO VIF                        N/A      N/A       N/A       N/A    59.33%
  Telecommunications 4
INVESCO VIF Dynamics 4             N/A      N/A       N/A       N/A    46.08%

Evergreen VA Global Leaders 4      N/A      N/A       N/A       N/A    23.03%
Evergreen VA Special Equity 4      N/A      N/A       N/A       N/A    28.03%

ProFund VP Europe 30 4             N/A      N/A       N/A       N/A    28.50%
ProFund VP UltraSmall-Cap 4        N/A      N/A       N/A       N/A    25.61%
ProFund VP UltraOTC 4              N/A      N/A       N/A       N/A   147.56%
----------------------------------------- --------- --------- ------- ----------

1. Effective October 15, 1996, Founders Asset Management, Inc. became Sub-advisor of the Portfolio. Prior to October 15, 1996, Seligman Henderson Co. served as Sub-advisor of the Portfolio, then named "Seligman Henderson International Small Cap Portfolio."
2. Effective May 3, 1999, A I M Capital Management, Inc. became Sub-advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam International Equity." Prior to October 15, 1996, Seligman Henderson Co. served as Sub-advisor of the Portfolio, then named "Seligman Henderson International Equity Portfolio."
3. Effective May 1, 2000, American Century Investment Management, Inc. became Sub-advisor of the Portfolio. Prior to May 1, 2000, Rowe Price-Fleming International, Inc. served as Sub-advisor of the Portfolio, then named "AST
     T. Rowe Price International Equity Portfolio."
4.   These Portfolios were first offered as Sub-accounts on October 18, 1999.
5. Effective December 31, 1998 Janus Capital Corporation became Sub-advisor of the Portfolio. Prior to December 31, 1998, Founders Asset Management, LLC served as Sub-advisor of the Portfolio, then named "Founders Capital Appreciation Portfolio."
6. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-advisor to the Portfolio. Prior to May 1, 1998, Berger Associates, Inc. served as Sub-advisor to the Portfolio, then named "Berger Capital Growth Portfolio."
7. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-advisor to the Portfolio. Prior to May 1, 1998, Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
8. Effective May 1, 2000, Alliance Capital Management, L.P. became Sub-advisor of the Portfolio. Between December 31, 1998 and May 1, 2000, OppenheimerFunds, Inc. served as Sub-advisor of the Portfolio, then named "AST Oppenheimer Large-Cap Growth Portfolio." Prior to December 31, 1998, Robertson, Stephens & Company Investment Management, L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
9. Effective May 1, 2000, Sanford C. Bernstein & Co., Inc. became Sub-advisor of the Portfolio. Prior to May 1, 2000, Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
10. Effective May 3, 1999, American Century Investment Management, Inc. became Sub-advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Value Growth & Income."
11. Effective May 1, 2000, Alliance Capital Management, L.P. became Sub-advisor of the Portfolio. Prior to May 1, 2000, Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
12. Effective May 3, 1999, A I M Capital Management, Inc. became Sub-advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Balanced." Prior to October 15, 1996, Phoenix Investment Counsel, Inc. served as Sub-advisor of the Portfolio, then named "AST Phoenix Balanced Asset Portfolio."
13. Effective May 1, 2000, the name of the Portfolio was changed to the "AST T. Rowe Price Global Bond". Effective May 1, 1996, Rowe Price-Fleming International, Inc. became Sub-advisor of the Portfolio. Prior to May 1, 1996, Scudder, Stevens & Clark, Inc. served as Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
14.  These Portfolios were first offered as Sub-accounts on May 3, 1999.


Some of the underlying portfolios may be subject to an expense reimbursement or waiver that in the absence of such reimbursement or waiver would reduce the portfolio's performance.

The performance quoted in any advertising should not be considered a representation of the performance of these Sub-accounts in the future since performance is not fixed. Actual performance will depend on the type, quality and, for some of the Sub-accounts, the maturities of the investments held by the underlying mutual funds and upon prevailing market conditions and the response of the underlying mutual funds to such conditions. Actual performance will also depend on changes in the expenses of the underlying mutual funds. In addition, the amount of charges against each Sub-account will affect performance.

The information provided by these measures may be useful in reviewing the performance of the Sub-accounts, and for providing a basis for comparison with other annuities. These measures may be less useful in providing a basis for comparison with other investments that neither provide some of the benefits of such annuities nor are treated in a similar fashion under the Code.

HOW THE UNIT PRICE IS DETERMINED

For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of and charges assessed against a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

     a.   is the net result of:

          1. the net asset value per share of the underlying mutual fund shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid by the underlying mutual fund during that Valuation Period; plus or minus

          2. any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

     b.   is the net result of:

          1. the net asset value per share plus any declared and unpaid dividends per share of the underlying mutual fund shares held in that Sub-account at the end of the preceding Valuation Period; plus or minus

          2. any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

     c. is the mortality and expense risk charges and the administration charge.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the MVA.

We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the Securities and Exchange Commission and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).

Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA (see "Account Value of the Fixed Allocations").

We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment

The market value adjustment ("MVA") is used in determining the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined. Current Rates and available Guarantee Periods are those for the class of Annuities you purchase pursuant to the Prospectus available in conjunction with this Statement of Additional Information.

The formula is:

                           [(1+I) / (1+J+0.0010)]N/12

                                     where:

                  I is the interest rate being credited to the Fixed Allocation;

                  J is the interest rate (for your class of annuity) being credited to new Fixed Allocations with Guarantee Period durations equal to the number of years (rounded to the next higher integer when occurring on other than an anniversary of the beginning of the Fixed Allocation's Guarantee Period) remaining in your Fixed Allocation Guarantee Period;

                  N is the number of months (rounded to the next higher integer when occurring on other than a monthly anniversary of the beginning of the Guarantee Period) remaining in such Guarantee Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)]N/12.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date. The formula may be changed if Additional Amounts have been added to a Fixed Allocation.

Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:

1. If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2. If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights

You have voting rights in relation to Account Value maintained in the Sub-accounts. You do not have voting rights in relation to Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the underlying mutual funds or portfolios in which the Sub-accounts invest in the manner directed by Owners. Owners give instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares attributable to assets held in the Sub-accounts solely for us rather than on behalf of Owners, or any share as to which we have not received instructions, in the same manner and proportion as the shares for which we have received instructions. We will do so separately for each Sub-account from various classes that may invest in the same underlying mutual fund portfolio.

The number of votes for an underlying mutual fund or portfolio will be determined as of the record date for such underlying mutual fund or portfolio as chosen by its board of trustees or board of directors, as applicable. We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following matters: (a) changes to the board of trustees or board of directors, as applicable; (b) changing the independent accountant; (c) approval of changes to the investment advisory agreement or adoption of a new investment advisory agreement; (d) any change in the fundamental investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment advisory agreement, approval of a new investment advisory agreement or any change in fundamental investment policy, only Owners maintaining Account Value as of the record date in a Sub-account investing in the applicable underlying mutual fund portfolio will instruct us how to vote on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act.

Modification

We reserve the right to any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion thereof with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act of 1933, the Exchange Act of 1934 or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any variable investment option at any time.

Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.

We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.

We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.

Deferral of Transactions

We may defer any distribution or transfer from a Fixed Allocation or an annuity payout for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payout for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted (see "Pricing of Transfers and Distributions").

All procedures, including payment, based on the valuation of the Sub-accounts may be postponed during the period: (1) the New York Stock Exchange is closed (other than customary holidays or weekends) or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) the SEC permits postponement and so orders; or (3) the SEC determines that an emergency exists making valuation or disposal of securities not reasonably practical.

Misstatement of Age or Sex

If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit are based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer

We may limit or discontinue offering Annuities. Existing Annuities will not be affected by any such action.

INDEPENDENT AUDITORS


The consolidated financial statements of American Skandia Life Assurance Corporation at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of American Skandia Life Assurance Corporation Variable Account B - Class 1 at December 31, 1999 and 1998 and for the years then ended, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


LEGAL EXPERTS


The General Counsel of American Skandia Life Assurance Corporation has passed with respect to Federal laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.


FINANCIAL STATEMENTS

American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)


The statements which follow in Appendix A are those of American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts) as of December 31, 1999 and for the periods ended December 31, 1999 and 1998. There are other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.


To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.


We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to American Skandia Life Assurance Corporation, Attention: Customer Service, P.O. Box 7038, Bridgeport, Connecticut 06601-7038. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at customerservice@americanskandia.com.

                                   APPENDIX A

      Financial Statements for American Skandia Life Assurance Corporation
                    Variable Account B (Class 1 Sub-accounts)

                                                           American Skandia Life
                                                           Assurance Corporation

                                                    Variable Account B - Class 1

                                          Years ended December 31, 1999 and 1998

                          Independent Auditor's Report

To the Contractowners of

    American Skandia Life Assurance Corporation
    Variable Account B - Class 1 and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

Shelton, Connecticut

We have audited the accompanying statement of assets, liabilities and contractowners' equity of the sixty-six sub-accounts of American Skandia Life Assurance Corporation Variable Account B - Class 1, referred to in Note 1, as of December 31, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1999 and 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sixty-six sub-accounts of American Skandia Life Assurance Corporation Variable Account B - Class 1, referred to in Note 1, at December 31, 1999, the results of its operations for the year then ended, and its changes in net assets for the years ended December 31, 1999 and 1998 in conformity with accounting principles generally accepted in the United States.

                                                            /s/Ernst & Young LLP

Hartford, Connecticut
February 11, 2000

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARAIBLE ACCOUNT B - CLASS 1
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 1999



------------------------------------------------------------------------------------------------------------------------------------

                                                    ASSETS

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            AIM International Equity Portfolio - 21,723,764 shares ( cost $505,950,437)                              $ 743,604,434
            AIM Balanced Portfolio - 32,116,597 shares ( cost $399,435,426)                                            489,456,933
            American Century Income & Growth Portfolio - 22,095,941 shares ( cost $290,735,127)                        345,801,474
            Lord Abbett Growth & Income Portfolio - 61,972,250 shares ( cost $1,291,910,866)                         1,456,347,883
            Lord Abbett Small Capitalization Portfolio - 6,414,610 shares ( cost $64,881,583)                           69,726,806
            JanCap Growth Portfolio - 103,831,606 shares ( cost $3,883,020,235)                                      5,732,542,952
            Money Market Portfolio - 2,322,042,974 shares ( cost $2,322,042,974)                                     2,322,042,974
            Neuberger & Berman Midcap Value Portfolio - 47,686,705 shares ( cost $651,134,498)                         635,186,915
            Neuberger & Berman Midcap Growth Portfolio - 16,009,534 shares ( cost $260,538,153)                        384,709,106
            Federated High Yield Portfolio - 50,161,976 shares ( cost $615,399,050)                                    597,930,754
            T. Rowe Price Asset Allocation Portfolio - 22,985,953 shares ( cost $355,229,646)                          433,515,073
            T. Rowe Price International Equity Portfolio - 29,444,521 shares ( cost $389,739,216)                      490,840,158
            T. Rowe Price International Bond Portfolio - 13,952,708 shares ( cost $140,959,208)                        133,945,992
            T. Rowe Price Natural Resources Portfolio - 7,484,490 shares ( cost $92,212,640)                            98,495,892
            T. Rowe Price Small Company Value Portfolio - 20,817,478 shares ( cost $248,235,898)                       237,111,071
            Janus Small Cap Growth Portfolio - 31,736,665 shares ( cost $760,122,918)                                1,352,299,294
            Founders Passport Portfolio - 8,395,488 shares ( cost $135,545,684)                                        206,780,861
            PIMCO Total Return Bond Portfolio - 87,595,388 shares ( cost $997,425,203)                                 962,673,310
            PIMCO Limited Maturity Bond Portfolio - 35,960,799 shares ( cost $387,404,475)                             389,455,453
            Invesco Equity Income Portfolio - 53,322,536 shares ( cost $910,057,507)                                   994,465,289
            Oppenheimer Large-Cap Growth Portfolio - 18,397,312 shares ( cost $257,649,299)                            348,629,056
            Janus Overseas Growth Portfolio - 58,829,837 shares ( cost $918,372,061)                                 1,476,628,906
            American Century Strategic Balanced Portfolio - 13,576,743 shares ( cost $179,762,398)                     207,724,173
            American Century International Growth Portfolio - 6,628,477 shares ( cost $94,160,530)                     148,477,884
            Marsico Capital Growth Portfolio - 76,576,688 shares ( cost $1,155,474,722)                              1,657,119,527
            Stein Roe Small Capitalization Blend Portfolio - 0 shares ( cost $0)                                                 -
            Cohen & Steers Real Estate Portfolio - 6,217,871 shares ( cost $53,085,665)                                 51,981,399
            Bankers Trust 500 Index Portfolio - 40,135,510 shares ( cost $535,170,175)                                 600,427,224
            Kemper Small Cap Portfolio - 52,611,873 shares ( cost $490,966,054)                                        820,219,100
            MFS Growth Portfolio - 408,303 shares ( cost $4,288,008)                                                     4,613,822
            MFS Growth with Income Portfolio - 739,211 shares ( cost $7,524,294)                                         7,776,503
            MFS Global Equity Portfolio - 116,433 shares ( cost $1,179,521)                                              1,285,416
      The Alger American Fund ( AAF ):
            Small Capitalization Portfolio - 0 shares ( cost $0)                                                                 -
            Growth Portfolio - 26,803,020 shares ( cost $1,467,974,616)                                              1,725,578,449
            Midcap Growth Portfolio - 23,281,648 shares ( cost $638,249,647)                                           750,367,517
      Alliance Variable Products Series Fund (AVP):
            Short Term Multi Market Portfolio - 0 shares ( cost $0)                                                              -
            Premier Growth Portfolio - 0 shares ( cost $0)                                                                       -
            Growth & Income Portfolio - 0 shares ( cost $0)                                                                      -
            U.S. Government / High Grade Securities Portfolio - 0 shares ( cost $0)                                              -
            Total Return Portfolio - 0 shares ( cost $0)                                                                         -
            International Portfolio - 0 shares ( cost $0)                                                                        -
            Money Market Portfolio - 0 shares ( cost $0)                                                                         -
            North American Government Income Portfolio - 0 shares ( cost $0)                                                     -
            Global Dollar Government Portfolio - 0 shares ( cost $0)                                                             -
            Utility Income Portfolio - 0 shares ( cost $0)                                                                       -
            Global Bond Portfolio - 0 shares ( cost $0)                                                                          -
            Conservative Investors Portfolio - 0 shares ( cost $0)                                                               -
            Growth Investors Portfolio - 0 shares ( cost $0)                                                                     -
            Growth Portfolio - 0 shares ( cost $0)                                                                               -
            Worldwide Privatization Portfolio - 0 shares ( cost $0)                                                              -
      Evergreen Funds:
            VA Global Leaders Fund - 17,077 shares ( cost $253,404)                                                        270,678
            VA Special Equity Fund - 156,763 shares ( cost $1,657,358)                                                   1,857,647
      INVESCO Variable Investment Funds ( INVESCO ):
            VIF Technology Fund - 2,056,750 shares ( cost $64,027,645)                                                  76,367,130
            VIF Financial Sevices Fund - 780,358 shares ( cost $8,592,125)                                               8,661,971
            VIF Telecommunications Fund - 3,860,020 shares ( cost $53,873,008)                                          63,497,337
            VIF Health Sciences Fund - 556,707 shares ( cost $8,498,631)                                                 8,918,453
            VIF Dynamics Fund - 1,488,844 shares ( cost $24,920,375)                                                    28,139,148
      Montgomery Variable Series ( Montgomery ):
            Emerging Markets Portfolio - 11,170,263 shares ( cost $94,044,379)                                         121,309,051
      Neuberger & Berman Advisers Management Trust ( NBAMT ):
            Partners Portfolio - 0 shares ( cost $0)                                                                             -
      ProFunds:
            VP Ultra OTC - 965,956 shares ( cost $52,584,698)                                                           68,515,248
            VP Europe - 91,061 shares ( cost $3,131,978)                                                                 3,352,875
            VP Small Cap - 270,530 shares ( cost $9,280,474)                                                             9,736,369
      Rydex Inc.:
            Nova Fund - 3,190,431 shares ( cost $54,124,421)                                                            59,246,310
            Ursa Value Fund - 3,130,033 shares ( cost $17,184,689)                                                      16,745,679
            OTC Fund - 8,205,524 shares ( cost $260,170,747)                                                           316,076,794
      Wells Fargo Variable Trust (WFVT):
            Equity Value Fund - 2,807,778 shares ( cost $26,476,508)                                                    25,915,795
                                                                                                         --------------------------
                          Total Invested Assets                                                                   $ 26,686,372,085




Receivable from American Skandia Life Assurance Corporation                                                             23,572,753
                                                                                                         --------------------------
                          Total Receivables                                                                           $ 23,572,753



                                                                                                         --------------------------
                          Total Assets                                                                            $ 26,709,944,838
                                                                                                         ==========================

-----------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements



------------------------------------------------------------------------------------------------------------------------------------

                                                  LIABILITIES


Payable to Alger American Fund                                                                                            1,744,915
Payable to American Skandia Skandia Trust                                                                                 6,635,667
Payable to Evergreen Funds                                                                                                   14,835
Payable to INVESCO Variable Investment Funds                                                                              1,368,983
Payable to Montgomery Variable Series                                                                                       730,547
Payable to ProFunds                                                                                                       5,821,468
Payable to Rydex Inc.                                                                                                     7,236,216
Payable to Wells Capital Management                                                                                          20,354
                                                                                                          --------------------------
                          Total Liabilities                                                                            $ 23,572,985






                                                  NET ASSETS
                                                                                                    Unit
Contractowners' Equity                                                         Units               Value
----------------------                                                         -----               -----
       AST - AIM International Equity                                             16,903,883      $43.99             $ 743,604,435
       AST - AIM Balanced                                                         23,102,272       21.19               489,456,933
       AST - American Century Income & Growth                                     21,361,995       16.19               345,801,475
       AST - Lord Abbett Growth and Income                                        52,766,579       27.60             1,456,347,883
       AST - Lord Abbett Small Capitalization                                      6,597,544       10.57                69,726,806
       AST - JanCap Growth                                                        94,850,623       60.44             5,732,542,952
       AST - Money Market                                                        187,609,708       12.38             2,322,042,913
       AST - Neuberger & Berman Midcap Value                                      37,864,586       16.78               635,186,915
       AST - Neuberger & Berman Midcap Growth                                     13,460,525       28.58               384,709,106
       AST - Federated High Yield                                                 41,588,401       14.38               597,930,754
       AST - T. Rowe Price Asset Allocation                                       22,002,028       19.70               433,515,073
       AST - T. Rowe Price International Equity                                   28,704,924       17.10               490,840,158
       AST - T. Rowe Price International Bond                                     12,533,037       10.69               133,945,992
       AST - T. Rowe Price Natural Resources                                       6,201,327       15.88                98,495,892
       AST - T. Rowe Price Small Company Value                                    21,340,168       11.11               237,111,071
       AST - Janus Small Cap Growth                                               32,134,969       42.08             1,352,299,294
       AST - Founders Passport                                                     8,818,599       23.45               206,780,861
       AST - PIMCO Total Return Bond                                              73,530,507       13.09               962,673,309
       AST - PIMCO Limited Maturity Bond                                          32,560,943       11.96               389,455,453
       AST - INVESCO Equity Income                                                46,660,160       21.31               994,465,288
       AST - Oppenheimer Large-Cap Growth                                         17,059,819       20.44               348,629,057
       AST - Janus Overseas Growth                                                61,117,418       24.16             1,476,628,906
       AST - American Century Strategic Balanced                                  13,944,535       14.90               207,724,173
       AST - American Century International Growth                                 6,855,601       21.66               148,477,885
       AST - Marsico Capital Growth                                               78,684,943       21.06             1,657,119,527
       AST - Stein Roe Small Capitalization Blend                                          0           -                         -
       AST - Cohen & Steers Real Estate                                            6,224,365        8.35                51,981,399
       AST - Bankers Trust 500 Index                                              39,825,951       15.08               600,427,225
       AST - Kemper Small Cap                                                     53,349,003       15.37               820,219,100
       AST - MFS Growth                                                              409,467       11.27                 4,613,822
       AST - MFS Growth with Income                                                  741,323       10.49                 7,776,503
       AST - MFS Global Equity                                                       116,756       11.01                 1,285,320
       AAF - Small Capitalization                                                          0           -                         -
       AAF - Growth                                                               20,747,944       83.17             1,725,578,449
       AAF - MidCap Growth                                                        18,904,907       39.69               750,367,517
       AVP - Short Term Multi Market                                                       0           -                         -
       AVP - Premier Growth                                                                0           -                         -
       AVP - Growth & Income                                                               0           -                         -
       AVP - U.S. Government / High Grade Securities                                       0           -                         -
       AVP - Total Return                                                                  0           -                         -
       AVP - International                                                                 0           -                         -
       AVP - Money Market                                                                  0           -                         -
       AVP - North American Government Income                                              0           -                         -
       AVP - Global Dollar Government                                                      0           -                         -
       AVP - Utility Income                                                                0           -                         -
       AVP - Global Bond                                                                   0           -                         -
       AVP - Conservative Investors                                                        0           -                         -
       AVP - Growth Investors                                                              0           -                         -
       AVP - Growth                                                                        0           -                         -
       AVP - Worldwide Privatization                                                       0           -                         -
       Evergreen - VA Global Leaders                                                  23,101       11.72                   270,668
       Evergreen - VA Special Equity                                                 152,342       12.19                 1,857,577
       INVESCO - VIF Technology                                                    4,622,242       16.52                76,367,130
       INVESCO - VIF Financial Services                                              759,104       11.41                 8,661,971
       INVESCO - VIF Telecommunications                                            4,184,526       15.17                63,497,337
       INVESCO - VIF Health Sciences                                                 786,518       11.34                 8,918,454
       INVESCO - VIF Dynamics                                                      2,022,585       13.91                28,139,148
       Montgomery Emerging Markets                                                12,060,036       10.06               121,309,051
       NBAMT - Partners                                                                    0           -                         -
       ProFunds - VP Ultra OTC                                                     2,906,024       23.58                68,515,248
       ProFunds - VP Europe                                                          273,963       12.24                 3,352,875
       ProFunds - VP Small Cap                                                       813,904       11.96                 9,736,369
       Rydex - Nova                                                                5,474,129       10.82                59,246,310
       Rydex - Ursa                                                                1,803,669        9.28                16,745,679
       Rydex - OTC                                                                18,520,440       17.07               316,076,795
       WFVT - Equity Value                                                         2,826,839        9.17                25,915,795
                                                                                                         --------------------------
                          Total Contractowner's Equity                                                            $ 26,686,371,853

                                                                                                         --------------------------
                          Total Liabilities & Contractowner's Equity                                              $ 26,709,944,838
                                                                                                         ==========================

-----------------------------------------------------------------------------------------------------------------------------------

                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 1999



------------------------------------------------------------------------------------------------------------------------------------

                                                                     Class 1 Sub-account Investing In:
                                                                     ---------------------------------------------------------------

                                                                                          AST-AIM                 AST-American Cent.
                                                                                          International    AST-AIM         Growth &
                                                                          Total              Equity         Balanced          Income
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                            $ 247,925,907            $ -    $ 9,814,820  $ 1,584,242
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (285,508,128     (7,564,947)    (6,094,078)  (3,454,984)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (37,582,221     (7,564,947)     3,720,742   (1,870,742)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    19,336,981,941    481,653,670     44,978,163   21,418,069
   Cost of Securities Sold                                                17,455,617,444    411,118,201     35,255,931   17,005,492

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                     1,881,364,497     70,535,469      9,722,232    4,412,577
   Capital Gain Distributions Received                                       712,998,657     38,964,914     32,687,576    8,918,862
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   2,594,363,154    109,500,383     42,409,808   13,331,439
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                     1,995,626,124     51,688,430     59,024,246   17,817,571
   End of Period                                                           5,501,713,917    237,653,998     90,021,508   55,066,347
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 3,506,087,793    185,965,568     30,997,262   37,248,776
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 6,062,868,726  $ 287,901,004   $ 77,127,812 $ 48,709,473
                                                                     ===============================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                      AST-Lord         AST-Lord Abbett
                                                                      Abbett Growth      Small            AST-JanCap       AST-Money
                                                                      and Income       Capitalization     Growth           Market
                                                              ----------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                           $ 13,579,245          $ -              $ -   $ 68,925,157
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (19,045,631)    (763,677)     (60,311,575)   (22,339,487)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (5,466,386)    (763,677)     (60,311,575)    46,585,670
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     452,504,714   30,561,202    2,033,899,820  6,890,577,897
   Cost of Securities Sold                                                 334,136,568   31,140,131    1,126,525,190  6,890,577,897

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                     118,368,146     (578,929)     907,374,630              -
   Capital Gain Distributions Received                                      64,365,981            -      127,410,955        102,571
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   182,734,127     (578,929)   1,034,785,585        102,571
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                     170,849,213     (973,276)     975,598,025              -
   End of Period                                                           164,437,017    4,845,224    1,849,522,716              -
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  (6,412,196)   5,818,500      873,924,691              -
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 170,855,545  $ 4,475,894  $ 1,848,398,701   $ 46,688,241
                                                                     ===============================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                     AST-Neuberger  AST-Neuberger                        AST-T. Rowe
                                                                      & Berman      & Berman          AST-Federated      Price Asset
                                                                      Midcap Value   Midcap Growth    High Yield          Allocation
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                            $ 3,718,683            $ -   44,647,691      $ 7,151,213
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (7,726,283)    (3,839,123)  (8,832,615)      (5,647,227)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (4,007,600)    (3,839,123)  35,815,076        1,503,986
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     236,425,703    184,743,622  320,878,213       57,520,786
   Cost of Securities Sold                                                 234,829,673    181,133,192  338,381,615       36,065,900

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                       1,596,030      3,610,430  (17,503,402)      21,454,886
   Capital Gain Distributions Received                                       8,421,721     19,462,524    3,928,782          100,684
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    10,017,751     23,072,954  (13,574,620)      21,555,570
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                       1,186,365     20,293,402    2,092,978       68,048,123
   End of Period                                                           (15,947,584)   124,170,953  (17,468,297)      78,285,428
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 (17,133,949)   103,877,551  (19,561,275)      10,237,305
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ (11,123,798) $ 123,111,382  $ 2,679,181     $ 33,296,861
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                   AST-T.Rowe         AST-T.Rowe Price    AST-T.Rowe      AST-T.Rowe
                                                                  Price International    International    Price Natural  Price Small
                                                                         Equity            Bond             Resources      Co. Value
                                                            ------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                            $ 3,089,023    $ 8,923,936      $ 996,550    $ 2,171,877
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (6,221,970)    (2,062,101)    (1,312,256)    (3,702,459)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (3,132,947)     6,861,835       (315,706)    (1,530,582)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     659,959,681     41,654,685     68,484,095    133,607,738
   Cost of Securities Sold                                                 629,878,234     45,028,609     81,131,854    150,005,662

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                      30,081,447     (3,373,924)   (12,647,759)   (16,397,924)
   Capital Gain Distributions Received                                      20,776,843      2,865,155      8,209,643              -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    50,858,290       (508,769)    (4,438,116)   (16,397,924)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                      28,632,731     13,516,891    (15,902,496)   (25,859,136)
   End of Period                                                           101,100,943     (7,013,215)     6,283,253    (11,124,827)
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  72,468,212    (20,530,106)    22,185,749     14,734,309
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 120,193,555  $ (14,177,040)  $ 17,431,927   $ (3,194,197)
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                        AST-PIMCO         AST-PIMCO
                                                                      AST-Janus          AST-Founders   Total Return        Limited
                                                                     Small Cap Growth    Passport        Bond          Maturity Bond
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ -     $ 219,718   $ 38,881,388    $ 18,013,269
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (7,487,156)   (1,700,693)   (13,791,672)     (5,341,640)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (7,487,156)   (1,480,975)    25,089,716      12,671,629
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     283,189,711   131,666,420    269,314,929     129,411,273
   Cost of Securities Sold                                                 211,561,340   109,429,485    264,300,818     126,546,782

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                      71,628,371    22,236,935      5,014,111       2,864,491
   Capital Gain Distributions Received                                               -       246,839     28,719,684               -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    71,628,371    22,483,774     33,733,795       2,864,491
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                      16,114,597     2,090,655     47,662,729      10,583,962
   End of Period                                                           592,176,377    71,235,177    (34,751,893)      2,050,978
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 576,061,780    69,144,522    (82,414,622)     (8,532,984)
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 640,202,995  $ 90,147,321  $ (23,591,111)    $ 7,003,136
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                                  AST-American Cent.
                                                                    AST-INVESCO       AST-Oppenheimer      AST-Janus      Strategic
                                                                     Equity Income   Large-Cap Growth  Overseas Growth     Balanced
                                                             -----------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                          $ 14,777,191           $ -            $ -        $ 921,285
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6) (13,210,564)   (3,987,309)   (11,482,288)      (2,296,663)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                1,566,627    (3,987,309)   (11,482,288)      (1,375,378)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    244,093,440   101,507,580    798,115,548       10,056,959
   Cost of Securities Sold                                                193,162,493    98,701,354    711,907,435        7,211,980

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                     50,930,947     2,806,226     86,208,113        2,844,979
   Capital Gain Distributions Received                                     22,905,980    32,866,932              -           23,764
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   73,836,927    35,673,158     86,208,113        2,868,743
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                     76,363,914    39,422,929     17,354,609       11,896,151
   End of Period                                                           84,407,782    90,979,758    558,256,845       27,961,775
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  8,043,868    51,556,829    540,902,236       16,065,624
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 83,447,422  $ 83,242,678  $ 615,628,061     $ 17,558,989
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                                             AST-
                                                                AST-American Cent.    AST-Marsico     AST-Stein Roe   Cohen & Steers
                                                               International Growth   Capital Growth  Small Cap Blend       Real Est
                                                           -------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                   $ -      $ 384,745          $ -       $ 900,629
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (1,384,306)   (14,578,847)     (39,039)       (667,759)
                                                                     -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                               (1,384,306)   (14,194,102)     (39,039)        232,870
                                                                     -------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     62,309,042    301,330,985    9,802,445      28,665,886
   Cost of Securities Sold                                                 57,648,393    226,892,145   10,593,250      31,697,634

                                                                     -------------------------------------------------------------
       Net Gain (Loss)                                                      4,660,649     74,438,840     (790,805)     (3,031,748)
   Capital Gain Distributions Received                                        578,426        458,858            -               -
                                                                     -------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    5,239,075     74,897,698     (790,805)     (3,031,748)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        385,125     67,547,327     (194,637)     (3,001,389)
   End of Period                                                           54,317,354    501,644,806            -      (1,104,266)
                                                                     -------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 53,932,229    434,097,479      194,637       1,897,123
                                                                     -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 57,786,998  $ 494,801,075   $ (635,207)     $ (901,755)
                                                                     =============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                   AST-Kemper       AST-MFS           AST-MFS
                                                                                    Small Cap       Growth        Growth with Income
                                                                  AST-Bankers      Jan. 4* thru     Oct. 18* thru      Oct. 18* thru
                                                                   Trust 500 Index     Dec. 31, 1999    Dec. 31, 1999  Dec. 31, 1999
                                                             -----------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                           $ 1,318,532            $ -            $ -            $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (6,591,161)    (5,984,455)        (5,717)       (10,271)
                                                                     --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                               (5,272,629)    (5,984,455)        (5,717)       (10,271)
                                                                     --------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    331,533,863    378,517,353      1,053,763         96,968
   Cost of Securities Sold                                                293,513,158    332,123,459      1,028,897         94,696

                                                                     --------------------------------------------------------------
       Net Gain (Loss)                                                     38,020,705     46,393,894         24,866          2,272
   Capital Gain Distributions Received                                      8,951,877              -              -              -
                                                                     --------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   46,972,582     46,393,894         24,866          2,272
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                     26,889,330              -              -              -
   End of Period                                                           65,257,049    329,253,045        325,814        252,209
                                                                     --------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 38,367,719    329,253,045        325,814        252,209
                                                                     --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 80,067,672  $ 369,662,484      $ 344,963      $ 244,210
                                                                     ==============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                  AST-MFS
                                                                  Global Equity
                                                                  Oct. 18* thru       AAF-Small                          AAF-MidCap
                                                                     Dec. 31, 1999  Capitalization    AAF-Growth           Growth
                                                           -------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                $ -          $ -       $ 1,865,189               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (2,458)  (3,010,669)      (20,292,740)       (8,264,235)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (2,458)  (3,010,669)      (18,427,551)       (8,264,235)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     126,366  851,407,831     1,011,406,666       568,707,667
   Cost of Securities Sold                                                 123,634  846,173,025       797,532,466       503,554,851

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                       2,732    5,234,806       213,874,200        65,152,816
   Capital Gain Distributions Received                                           -   56,321,868       127,352,242        82,251,555
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                     2,732   61,556,674       341,226,442       147,404,371
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                           -   52,304,469       201,568,393        86,274,866
   End of Period                                                           105,895            -       257,603,832       112,117,870
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 105,895  (52,304,469)       56,035,439        25,843,004
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 106,169  $ 6,241,536     $ 378,834,330     $ 164,983,140
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                                        AVP-US Govt/
                                                                    AVP-Short Term          AVP              AVP          High Grade
                                                                       Multi Market     Premier Growth   Growth & Income  Securities
                                                              ----------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ -             $ -             $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (732)        (51,984)        (35,341)          (10,275)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (732)        (51,984)        (35,341)          (10,275)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    160,261      11,215,326       8,021,213         2,107,960
   Cost of Securities Sold                                                164,118       5,692,676       5,605,536         2,017,613

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                     (3,857)      5,522,650       2,415,677            90,347
   Capital Gain Distributions Received                                          -               -               -                 -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   (3,857)      5,522,650       2,415,677            90,347
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                     (6,336)      4,726,345       1,710,317           121,537
   End of Period                                                                -               -               -                 -
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  6,336      (4,726,345)     (1,710,317)         (121,537)
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $ 1,747       $ 744,321       $ 670,019         $ (41,465)
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                         AVP               AVP             AVP              AVP-NA
                                                                     Total Return      International    Money Market     Govt Income
                                                                --------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                 $ -             $ -     $ 21,783               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (16,995)        (13,696)      (7,438)             (702)
                                                                     --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (16,995)        (13,696)      14,345              (702)
                                                                     --------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    3,793,374       3,034,931    1,875,269           152,990
   Cost of Securities Sold                                                2,915,842       2,632,257    1,875,269           142,338

                                                                     --------------------------------------------------------------
       Net Gain (Loss)                                                      877,532         402,674            -            10,652
   Capital Gain Distributions Received                                            -               -            -                 -
                                                                     --------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    877,532         402,674            -            10,652
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                      684,546         266,469            -             1,914
   End of Period                                                                  -               -            -                 -
                                                                     --------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 (684,546)       (266,469)           -            (1,914)
                                                                     --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $ 175,991       $ 122,509     $ 14,345           $ 8,036
                                                                     ==============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                     AVP-Global            AVP             AVP      AVP-Conservative
                                                                 Dollar Govt Income   Utility Income   Global Bond         Investors
                                                            ------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ -              $ -            $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (2,595)          (4,325)        (1,596)           (5,975)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                               (2,595)          (4,325)        (1,596)           (5,975)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    573,909        1,000,035        387,717         1,288,914
   Cost of Securities Sold                                                640,555          619,420        369,474         1,104,095

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                    (66,646)         380,615         18,243           184,819
   Capital Gain Distributions Received                                          -                -              -                 -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                  (66,646)         380,615         18,243           184,819
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                   (116,497)         282,528         31,639           165,995
   End of Period                                                                -                -              -                 -
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                116,497         (282,528)       (31,639)         (165,995)
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 47,256         $ 93,762      $ (14,992)         $ 12,849
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                                      Evergreen - VA
                                                                                                                      Global Leaders
                                                                         AVP               AVP        AVP-Worldwide    Oct. 18* thru
                                                                     Growth Investors      Growth    Privatization     Dec. 31, 1999
                                                                --------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                 $ -              $ -           $ -            $ 927
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (6,567)         (32,992)       (5,832)            (427)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (6,567)         (32,992)       (5,832)             500
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    1,473,333        7,309,727     1,378,094           31,560
   Cost of Securities Sold                                                1,045,004        4,039,351       995,513           28,833

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                      428,329        3,270,376       382,581            2,727
   Capital Gain Distributions Received                                            -                -             -                -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    428,329        3,270,376       382,581            2,727
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                      358,484        2,756,270       231,244                -
   End of Period                                                                  -                -             -           17,274
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 (358,484)      (2,756,270)     (231,244)          17,274
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $ 63,278        $ 481,114     $ 145,505         $ 20,501
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                                         INVESCO-VIF
                                                                  Evergreen-VA      INVESCO-VIF       INVESCO-VIF       Tele-
                                                                  Special Equity    Technology    Financial Services  communications
                                                                    Oct. 18* thru     Oct. 18* thru    Oct. 18* thru   Oct. 18* thru
                                                                     Dec. 31, 1999     Dec. 31, 1999   Dec. 31, 1999   Dec. 31, 1999
                                                              ----------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                            $ 4,311              $ -            $ -              $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (3,790)        (107,676)       (17,331)         (95,343)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   521         (107,676)       (17,331)         (95,343)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                      63,711       10,730,859      3,420,087       13,011,351
   Cost of Securities Sold                                                  54,078        7,398,547      3,339,075       10,169,692

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                       9,633        3,332,312         81,012        2,841,659
   Capital Gain Distributions Received                                           -                -              -                -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                     9,633        3,332,312         81,012        2,841,659
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                           -                -              -                -
   End of Period                                                           200,289       12,339,485         69,846        9,624,329
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 200,289       12,339,485         69,846        9,624,329
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 210,443     $ 15,564,121      $ 133,527     $ 12,370,645
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                    INVESCO-VIF       INVESCO-VIF
                                                                   Health Sciences     Dynamics          Montgomery
                                                                   Oct. 18* thru     Oct. 18* thru       Emerging           NBAMT
                                                                     Dec. 31, 1999    Dec. 31, 1999       Markets          Partners
                                                               ---------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                 $ -           $ -         $ 12,441      $ 5,779,803
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (12,609)      (51,615)      (1,258,267)      (2,282,256)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (12,609)      (51,615)      (1,245,826)       3,497,547
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    5,323,759     8,942,179      101,005,955      573,894,796
   Cost of Securities Sold                                                5,127,052     7,690,072      106,742,361      557,884,494

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                      196,707     1,252,107       (5,736,406)      16,010,302
   Capital Gain Distributions Received                                        3,465         5,607                -       10,051,832
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    200,172     1,257,714       (5,736,406)      26,062,134
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                            -             -      (23,884,814)     (11,385,231)
   End of Period                                                            419,823     3,218,773       27,264,672                -
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  419,823     3,218,773       51,149,486       11,385,231
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $ 607,386   $ 4,424,872     $ 44,167,254     $ 40,944,912
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                    ProFunds VP         ProFunds VP     ProFunds VP            Rydex
                                                                    Ultra OTC           Europe            Small Cap             Nova
                                                                     Oct. 18* thru    Oct. 18* thru   Oct. 18* thru      May 5* thru
                                                                     Dec. 31, 1999      Dec. 31, 1999  Dec. 31, 1999   Dec. 31, 1999
                                                               ---------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ -             $ -          $ -        $ 32,392
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (97,080)         (4,228)     (15,692)       (399,939)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (97,080)         (4,228)     (15,692)       (367,547)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                      38,056,581       1,234,074   40,834,895     268,931,809
   Cost of Securities Sold                                                  27,354,534       1,157,589   40,400,414     267,268,348

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                      10,702,047          76,485      434,481       1,663,461
   Capital Gain Distributions Received                                               -               -            -       2,264,957
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    10,702,047          76,485      434,481       3,928,418
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                               -               -            -               -
   End of Period                                                            15,930,549         220,897      455,895       5,121,889
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  15,930,549         220,897      455,895       5,121,889
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $ 26,535,516       $ 293,154    $ 874,684     $ 8,682,760
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                            Rydex                 Rydex
                                                                            Ursa                   OTC
                                                                         May 5* thru           May 5* thru       WFVT - Equity
                                                                        Dec. 31, 1999         Dec. 31, 1999           Value
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ 6,328                  $ -         $ 183,539
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (266,234)          (1,371,292)         (279,249)
                                                                     --------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (259,906)          (1,371,292)          (95,710)
                                                                     --------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    322,299,815          731,335,364         2,909,340
   Cost of Securities Sold                                                329,991,283          692,222,736         2,917,831

                                                                     --------------------------------------------------------
       Net Gain (Loss)                                                     (7,691,468)          39,112,628            (8,491)
   Capital Gain Distributions Received                                              -            3,778,560                 -
                                                                     --------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   (7,691,468)          42,891,188            (8,491)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              -                    -           405,617
   End of Period                                                             (439,010)          55,906,048          (560,713)
                                                                     --------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                   (439,010)          55,906,048          (966,330)
                                                                     --------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ (8,390,384)        $ 97,425,944      $ (1,070,531)
                                                                     ========================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.


AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------
                                                                                   AST - AIM International
                                                        Total                          Equity Portfolio
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)            $ (37,582,221)     $ (3,397,041)      $ (7,564,947)      $ 6,073,074
     Net Realized Gain (Loss)                2,594,363,154     1,378,305,968        109,500,383        70,658,870
   Net Unrealized Gain (Loss) On Investments 3,506,087,793     1,018,932,038        185,965,568        (3,808,998)
                                             -------------     -------------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                      6,062,868,726     2,393,840,965        287,901,004        72,922,946
                                             -------------     -------------        -----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits      6,348,165,389     3,925,207,325         55,175,029        49,419,102
     Net Transfers Between Sub-accounts         15,009,618         7,342,232        (34,579,212)      (10,963,935)
     Surrenders                             (1,755,523,504)     (992,995,074)       (47,332,474)      (31,428,155)
                                            --------------      ------------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions      4,607,651,503     2,939,554,483        (26,736,657)        7,027,012
                                             -------------     -------------        -----------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS     10,670,520,229     5,333,395,448        261,164,347        79,949,958
                                            --------------     -------------        -----------        ----------

NET ASSETS:
     Beginning of Period                    16,015,851,624    10,682,456,176        482,440,088       402,490,130
                                            --------------    --------------        -----------       -----------
     End of Period                        $ 26,686,371,853  $ 16,015,851,624      $ 743,604,435     $ 482,440,088
                                          ================  ================      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                 AST - AIM Balanced                 AST - American Century
                                                      Portfolio                        Income & Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)              $ 3,720,742       $ 3,615,404       $ (1,870,742)     $ (1,531,352)
     Net Realized Gain (Loss)                   42,409,808        27,589,489         13,331,439         5,429,638
     Net Unrealized Gain (Loss) On Investments  30,997,262         9,072,551         37,248,776        10,590,684
                                                ----------         ---------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         77,127,812        40,277,444         48,709,473        14,488,970
                                                ----------        ----------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         64,854,057        47,010,659         91,265,885        61,495,420
     Net Transfers Between Sub-accounts        (13,140,413)       (8,129,551)        36,249,731         2,422,664
     Surrenders                                (41,811,935)      (29,989,990)       (15,256,845)       (8,429,933)
                                               -----------       -----------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions          9,901,709         8,891,118        112,258,771        55,488,151
                                                 ---------         ---------        -----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         87,029,521        49,168,562        160,968,244        69,977,121
                                                ----------        ----------        -----------        ----------

NET ASSETS:
     Beginning of Period                       402,427,412       353,258,850        184,833,231       114,856,110
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 489,456,933     $ 402,427,412      $ 345,801,475     $ 184,833,231
                                             =============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                  AST - Lord Abbett                   AST - Lord Abbett
                                                  Growth and Income                  Small Capitalization
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended       Jan. 2,* thru
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (5,466,386)     $ (3,716,499)        $ (763,677)       $ (294,164)
     Net Realized Gain (Loss)                  182,734,127        88,111,767           (578,929)       (1,027,968)
     Net Unrealized Gain (Loss) On Investments  (6,412,196)       22,893,387          5,818,500          (973,276)
                                                ----------        ----------          ---------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        170,855,545       107,288,655          4,475,894        (2,295,408)
                                               -----------       -----------          ---------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        255,394,560       237,965,993         27,031,518        22,512,506
     Net Transfers Between Sub-accounts        (25,357,099)      (35,068,954)         2,025,241        22,491,651
     Surrenders                               (101,401,105)      (70,712,992)        (4,015,662)       (2,498,934)
                                              ------------       -----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        128,636,356       132,184,047         25,041,097        42,505,223
                                               -----------       -----------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        299,491,901       239,472,702         29,516,991        40,209,815
                                               -----------       -----------         ----------        ----------

NET ASSETS:
     Beginning of Period                     1,156,855,982       917,383,280         40,209,815                 -
                                             -------------       -----------         ----------
     End of Period                         $ 1,456,347,883   $ 1,156,855,982       $ 69,726,806      $ 40,209,815
                                           ===============   ===============       ============      ============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                         AST                                 AST
                                                    JanCap Growth                        Money Market
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)            $ (60,311,575)    $ (25,000,547)      $ 46,585,670      $ 31,632,350
     Net Realized Gain (Loss)                1,034,785,585       393,370,021            102,571            59,024
     Net Unrealized Gain (Loss) On Investments 873,924,691       764,112,708                  -                 -
                                               -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                      1,848,398,701     1,132,482,182         46,688,241        31,691,374
                                             -------------     -------------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits      1,067,968,042       414,857,558      1,806,007,531     1,052,592,713
     Net Transfers Between Sub-accounts        (63,694,319)      279,794,860       (107,458,454)     (779,886,000)
     Surrenders                               (308,428,489)     (128,085,250)      (333,344,784)     (168,120,490)
                                              ------------      ------------       ------------      ------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        695,845,234       566,567,168      1,365,204,293       104,586,223
                                               -----------       -----------      -------------       -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS      2,544,243,935     1,699,049,350      1,411,892,534       136,277,597
                                             -------------     -------------      -------------       -----------

NET ASSETS:
     Beginning of Period                     3,188,299,017     1,489,249,667        910,150,379       773,872,782
                                             -------------     -------------        -----------       -----------
     End of Period                         $ 5,732,542,952   $ 3,188,299,017    $ 2,322,042,913     $ 910,150,379
                                           ===============   ===============    ===============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                              AST - Neuberger & Berman             AST - Neuberger & Berman
                                                    Midcap Value                        Midcap Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (4,007,600)      $ 1,345,597       $ (3,839,123)     $ (2,876,348)
     Net Realized Gain (Loss)                   10,017,751        25,980,780         23,072,954        37,001,331
     Net Unrealized Gain (Loss) On Investments (17,133,949)      (30,098,646)       103,877,551         9,705,037
                                               -----------       -----------        -----------         ---------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        (11,123,798)       (2,772,269)       123,111,382        43,830,020
                                               -----------        ----------        -----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         69,866,864        76,489,166         46,001,103        47,822,905
     Net Transfers Between Sub-accounts        357,483,913         8,248,593        (21,926,231)       (4,944,376)
     Surrenders                                (45,253,125)      (14,121,421)       (18,862,465)      (12,106,097)
                                               -----------       -----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        382,097,652        70,616,338          5,212,407        30,772,432
                                               -----------        ----------          ---------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        370,973,854        67,844,069        128,323,789        74,602,452
                                               -----------        ----------        -----------        ----------

NET ASSETS:
     Beginning of Period                       264,213,061       196,368,992        256,385,317       181,782,865
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 635,186,915     $ 264,213,061      $ 384,709,106     $ 256,385,317
                                             =============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                   AST - Federated                   AST - T. Rowe Price
                                                     High Yield                        Asset Allocation
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ 35,815,076      $ 19,200,967        $ 1,503,986         $ 951,684
     Net Realized Gain (Loss)                  (13,574,620)       15,221,005         21,555,570         7,757,799
     Net Unrealized Gain (Loss) On Investments (19,561,275)      (30,714,921)        10,237,305        32,734,801
                                               -----------       -----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                          2,679,181         3,707,051         33,296,861        41,444,284
                                                 ---------         ---------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        156,671,542       200,925,802        101,878,102        80,815,034
     Net Transfers Between Sub-accounts        (70,561,975)       (7,898,590)        (3,944,915)       21,057,862
     Surrenders                                (65,132,053)      (41,620,378)       (32,369,634)      (18,652,371)
                                               -----------       -----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         20,977,514       151,406,834         65,563,553        83,220,525
                                                ----------       -----------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         23,656,695       155,113,885         98,860,414       124,664,809
                                                ----------       -----------         ----------       -----------

NET ASSETS:
     Beginning of Period                       574,274,059       419,160,174        334,654,659       209,989,850
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 597,930,754     $ 574,274,059      $ 433,515,073     $ 334,654,659
                                             -------------     -------------      -------------     -------------
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                 AST - T. Rowe Price                 AST - T. Rowe Price
                                                International Equity                  International Bond
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (3,132,947)     $ (1,335,571)       $ 6,861,835      $ (1,542,592)
     Net Realized Gain (Loss)                   50,858,290        30,257,725           (508,769)        2,202,014
     Net Unrealized Gain (Loss) On Investments  72,468,212        27,598,237        (20,530,106)       16,090,507
                                                ----------        ----------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        120,193,555        56,520,391        (14,177,040)       16,749,929
                                               -----------        ----------        -----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         33,425,909        46,380,644         19,267,464        23,183,329
     Net Transfers Between Sub-accounts        (82,874,435)      (66,151,831)        (2,991,859)      (16,852,851)
     Surrenders                                (31,080,164)      (27,235,418)       (10,136,578)       (7,481,251)
                                               -----------       -----------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        (80,528,690)      (47,006,605)         6,139,027        (1,150,773)
                                               -----------       -----------          ---------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         39,664,865         9,513,786         (8,038,013)       15,599,156
                                                ----------         ---------         ----------        ----------

NET ASSETS:
     Beginning of Period                       451,175,293       441,661,507        141,984,005       126,384,849
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 490,840,158     $ 451,175,293      $ 133,945,992     $ 141,984,005
                                             =============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                 AST - T. Rowe Price                 AST - T. Rowe Price
                                                  Natural Resources                  Small Company Value
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)               $ (315,706)       $ (365,220)      $ (1,530,582)     $ (2,712,872)
     Net Realized Gain (Loss)                   (4,438,116)        5,739,992        (16,397,924)        5,518,986
     Net Unrealized Gain (Loss) On Investments  22,185,749       (17,319,517)        14,734,309       (39,680,260)

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         17,431,927       (11,944,745)        (3,194,197)      (36,874,146)

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         15,935,025        10,700,131         46,713,574       102,452,405
     Net Transfers Between Sub-accounts            319,128       (30,774,124)       (68,408,489)       37,432,618
     Surrenders                                 (6,828,233)       (5,540,643)       (14,739,893)      (11,861,604)

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions          9,425,920       (25,614,636)       (36,434,808)      128,023,419
TOTAL INCREASE (DECREASE) IN NET ASSETS         26,857,847       (37,559,381)       (39,629,005)       91,149,273

NET ASSETS:
     Beginning of Period                        71,638,045       109,197,426        276,740,076       185,590,803
     End of Period                            $ 98,495,892      $ 71,638,045      $ 237,111,071     $ 276,740,076
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                     AST - Janus                        AST - Founders
                                                  Small Cap Growth                         Passport
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (7,487,156)     $ (3,422,151)      $ (1,480,975)     $ (1,484,977)
     Net Realized Gain (Loss)                   71,628,371        18,925,956         22,483,774        10,449,341
     Net Unrealized Gain (Loss) On Investments 576,061,780        (5,924,936)        69,144,522         1,818,119
                                               -----------        ----------         ----------         ---------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        640,202,995         9,578,869         90,147,321        10,782,483
                                               -----------         ---------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        201,984,481        36,385,240         12,039,709        12,658,016
     Net Transfers Between Sub-accounts        282,244,629       (17,848,281)        (2,429,028)      (15,851,816)
     Surrenders                                (36,756,036)      (16,930,504)        (8,395,572)       (6,647,007)
                                               -----------       -----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        447,473,074         1,606,455          1,215,109        (9,840,807)
                                               -----------         ---------          ---------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS      1,087,676,069        11,185,324         91,362,430           941,676
                                             -------------        ----------         ----------           -------

NET ASSETS:
     Beginning of Period                       264,623,225       253,437,901        115,418,431       114,476,755
                                               -----------       -----------        -----------       -----------
     End of Period                         $ 1,352,299,294     $ 264,623,225      $ 206,780,861     $ 115,418,431
                                           ===============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                     AST - PIMCO                         AST - PIMCO
                                                  Total Return Bond                 Limited Maturity Bond
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ 25,089,716      $ 15,263,189       $ 12,671,629       $ 9,547,863
     Net Realized Gain (Loss)                   33,733,795        23,503,068          2,864,491         4,568,671
     Net Unrealized Gain (Loss) On Investments (82,414,622)       14,635,867         (8,532,984)       (1,474,643)
                                               -----------        ----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        (23,591,111)       53,402,124          7,003,136        12,641,891
                                               -----------        ----------          ---------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        268,341,763       216,394,952         80,167,192        79,844,302
     Net Transfers Between Sub-accounts        (61,802,224)      102,268,526          1,458,005        (7,724,284)
     Surrenders                                (82,490,942)      (58,367,611)       (37,887,402)      (27,572,405)
                                               -----------       -----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        124,048,597       260,295,867         43,737,795        44,547,613
                                               -----------       -----------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        100,457,486       313,697,991         50,740,931        57,189,504
                                               -----------       -----------         ----------        ----------

NET ASSETS:
     Beginning of Period                       862,215,823       548,517,832        338,714,522       281,525,018
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 962,673,309     $ 862,215,823      $ 389,455,453     $ 338,714,522
                                             =============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                    AST - INVESCO                     AST - Oppenheimer
                                                    Equity Income                      Large-Cap Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)              $ 1,566,627       $ 1,713,893       $ (3,987,309)     $ (3,844,979)
     Net Realized Gain (Loss)                   73,836,927        74,959,901         35,673,158        15,229,472
     Net Unrealized Gain (Loss) On Investments   8,043,868          (659,786)        51,556,829        47,502,492
                                                 ---------          --------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         83,447,422        76,014,008         83,242,678        58,886,985
                                                ----------        ----------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        197,744,545       173,016,669         41,281,198        63,024,044
     Net Transfers Between Sub-accounts        (10,371,533)        8,653,629        (51,303,563)      (42,885,074)
     Surrenders                                (69,353,138)      (43,203,454)       (18,794,885)      (15,785,444)
                                               -----------       -----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        118,019,874       138,466,844        (28,817,250)        4,353,526
                                               -----------       -----------        -----------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS        201,467,296       214,480,852         54,425,428        63,240,511
                                               -----------       -----------         ----------        ----------

NET ASSETS:
     Beginning of Period                       792,997,992       578,517,140        294,203,629       230,963,118
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 994,465,288     $ 792,997,992      $ 348,629,057     $ 294,203,629
                                             =============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                    AST - Janus                    AST - American Century
                                                   Overseas Growth                    Strategic Balanced
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)            $ (11,482,288)     $ (4,910,351)      $ (1,375,378)       $ (501,636)
     Net Realized Gain (Loss)                   86,208,113        37,016,434          2,868,743         1,020,779
     Net Unrealized Gain (Loss) On Investments 540,902,236        12,041,766         16,065,624        10,396,754
                                               -----------        ----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        615,628,061        44,147,849         17,558,989        10,915,897
                                               -----------        ----------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        224,252,910       161,955,466         87,292,136        35,726,369
     Net Transfers Between Sub-accounts        102,132,687       153,831,178         23,644,848        16,908,109
     Surrenders                                (51,686,777)      (24,183,836)       (10,557,524)       (2,400,654)
                                               -----------       -----------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        274,698,820       291,602,808        100,379,460        50,233,824
                                               -----------       -----------        -----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        890,326,881       335,750,657        117,938,449        61,149,721
                                               -----------       -----------        -----------        ----------

NET ASSETS:
     Beginning of Period                       586,302,025       250,551,368         89,785,724        28,636,003
                                               -----------       -----------         ----------        ----------
     End of Period                         $ 1,476,628,906     $ 586,302,025      $ 207,724,173      $ 89,785,724
                                           ===============     =============      =============      ============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

-----------------------------------------------------------------------------------------------------------------
                                               AST - American Century          AST - Marsico
                                                International Growth                    Capital Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (1,384,306)       $ (732,394)     $ (14,194,102)     $ (3,805,339)
     Net Realized Gain (Loss)                    5,239,075         4,635,099         74,897,698        10,988,279
     Net Unrealized Gain (Loss) On Investments  53,932,229           641,361        434,097,479        67,527,282
                                                ----------           -------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         57,786,998         4,544,066        494,801,075        74,710,222
                                                ----------         ---------        -----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         28,463,642        28,149,246        463,545,461       195,804,087
     Net Transfers Between Sub-accounts         (4,789,257)       16,248,648        191,591,888       309,697,826
     Surrenders                                 (8,373,745)       (6,036,911)       (63,339,875)      (16,853,192)
                                                ----------        ----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         15,300,640        38,360,983        591,797,474       488,648,721
                                                ----------        ----------        -----------       -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         73,087,638        42,905,049      1,086,598,549       563,358,943
                                                ----------        ----------      -------------       -----------

NET ASSETS:
     Beginning of Period                        75,390,247        32,485,198        570,520,978         7,162,035
                                                ----------        ----------        -----------         ---------
     End of Period                           $ 148,477,885      $ 75,390,247    $ 1,657,119,527     $ 570,520,978
                                             =============      ============    ===============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                       AST - Stein Roe Small                AST - Cohen & Steers
                                             Cap Blend                          Real Estate
------------------------------------------------------------------------------------------------------------------
                                            Year Ended       Jan. 8* thru        Year Ended       Jan. 2* thru
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (39,039)        $ (60,801)         $ 232,870        $ (297,537)
     Net Realized Gain (Loss)                     (790,805)         (491,410)        (3,031,748)       (1,007,887)
     Net Unrealized Gain (Loss) On Investments     194,637          (194,637)         1,897,123        (3,001,389)
                                                   -------          --------          ---------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                           (635,207)         (746,848)          (901,755)       (4,306,813)
                                                  --------          --------           --------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits            779,054         4,745,696         19,294,009        17,163,867
     Net Transfers Between Sub-accounts         (8,663,776)        4,842,295          4,829,373        19,402,833
     Surrenders                                   (199,193)         (122,021)        (2,478,936)       (1,021,179)
                                                  --------          --------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (8,083,915)        9,465,970         21,644,446        35,545,521
                                                ----------         ---------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (8,719,122)        8,719,122         20,742,691        31,238,708
                                                ----------         ---------         ----------        ----------

NET ASSETS:
     Beginning of Period                         8,719,122                 -         31,238,708                 -
                                                 ---------                           ----------
     End of Period                                     $ -       $ 8,719,122       $ 51,981,399      $ 31,238,708
                                                       ==        ===========       ============      ============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                AST - Bankers Trust           AST - Kemper        AST - MFS
                                                    500 Index                   Small Cap           Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended       Jan. 2* thru       Jan. 4* thru      Oct. 18* thru
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999  December 31, 1999
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (5,272,629)     $ (1,811,494)      $ (5,984,455)         $ (5,717)
     Net Realized Gain (Loss)                   46,972,582         6,558,158         46,393,894            24,866
     Net Unrealized Gain (Loss) On Investments  38,367,719        26,889,330        329,253,045           325,814
                                                ----------        ----------        -----------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         80,067,672        31,635,994        369,662,484           344,963
                                                ----------        ----------        -----------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        201,370,761        62,801,858         24,773,868         2,446,515
     Net Transfers Between Sub-accounts         64,320,676       195,643,689        466,186,888         1,847,389
     Surrenders                                (28,116,927)       (7,296,498)       (40,404,140)          (25,045)
                                               -----------        ----------        -----------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        237,574,510       251,149,049        450,556,616         4,268,859
                                               -----------       -----------        -----------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS        317,642,182       282,785,043        820,219,100         4,613,822
                                               -----------       -----------        -----------         ---------

NET ASSETS:
     Beginning of Period                       282,785,043                 -                  -                 -
                                               -----------
     End of Period                           $ 600,427,225     $ 282,785,043      $ 820,219,100       $ 4,613,822
                                             =============     =============      =============       ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                             AST - MFS         AST - MFS                     AAF
                                         Growth with Income  Global Equity           Small Capitalization
------------------------------------------------------------------------------------------------------------------
                                           Oct. 18* thru     Oct. 18* thru       Year Ended        Year Ended
                                         December 31, 1999 December 31, 1999 December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (10,271)         $ (2,458)      $ (3,010,669)     $ (8,878,543)
     Net Realized Gain (Loss)                        2,272             2,732         61,556,674        79,384,611
     Net Unrealized Gain (Loss) On Investments     252,209           105,895        (52,304,469)       20,491,445
                                                   -------           -------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            244,210           106,169          6,241,536        90,997,513
                                                   -------           -------          ---------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits          2,917,984           191,307         12,428,511        59,278,851
     Net Transfers Between Sub-accounts          4,659,382           993,155       (697,343,674)      (25,557,564)
     Surrenders                                    (45,073)           (5,311)       (21,725,325)      (46,512,568)
                                                   -------            ------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions          7,532,293         1,179,151       (706,640,488)      (12,791,281)
                                                 ---------         ---------       ------------       -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS          7,776,503         1,285,320       (700,398,952)       78,206,232
                                                 ---------         ---------       ------------        ----------

NET ASSETS:
     Beginning of Period                                 -                 -        700,398,952       622,192,720
                                                                                    -----------       -----------
     End of Period                             $ 7,776,503       $ 1,285,320                $ 0     $ 700,398,952
                                               ===========       ===========                ===     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                         AAF                             AAF - MidCap
                                                       Growth                               Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)            $ (18,427,551)    $ (10,081,222)      $ (8,264,235)     $ (5,885,234)
     Net Realized Gain (Loss)                  341,226,442       230,577,307        147,404,371        60,422,023
     Net Unrealized Gain (Loss) On Investments  56,035,439       105,084,379         25,843,004        55,418,917
                                                ----------       -----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        378,834,330       325,580,464        164,983,140       109,955,706
                                               -----------       -----------        -----------       -----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        352,548,365       122,856,808        125,086,269        69,079,499
     Net Transfers Between Sub-accounts         34,203,976         9,590,556        (34,133,685)       35,419,751
     Surrenders                               (122,793,315)      (60,097,640)       (41,696,477)      (27,349,646)
                                              ------------       -----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        263,959,026        72,349,724         49,256,107        77,149,604
                                               -----------        ----------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        642,793,356       397,930,188        214,239,247       187,105,310
                                               -----------       -----------        -----------       -----------

     Beginning of Period                     1,082,785,093       684,854,905        536,128,270       349,022,960
                                             -------------       -----------        -----------       -----------
     End of Period                         $ 1,725,578,449   $ 1,082,785,093      $ 750,367,517     $ 536,128,270
                                           ===============   ===============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                  AVP - Short Term                           AVP
                                                    Multi Market                        Premier Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (732)         $ 14,679          $ (51,984)       $ (120,235)
     Net Realized Gain (Loss)                       (3,857)           (1,639)         5,522,650           499,402
     Net Unrealized Gain (Loss) On Investments       6,336            (5,102)        (4,726,345)        2,985,092
                                                     -----            ------         ----------         ---------


     Net Increase (Decrease) In Net Assets Resulting
        From Operations                              1,747             7,938            744,321         3,364,259
                                                     -----             -----            -------         ---------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                  -                 1              8,142            77,249
     Net Transfers Between Sub-accounts           (146,424)            5,000        (10,361,838)          244,890
     Surrenders                                     (8,390)          (38,945)          (747,049)       (1,037,762)
                                                    ------           -------           --------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions           (154,814)          (33,944)       (11,100,745)         (715,623)
                                                  --------           -------        -----------          --------

TOTAL INCREASE (DECREASE) IN NET ASSETS           (153,067)          (26,006)       (10,356,424)        2,648,636
                                                  --------           -------        -----------         ---------

NET ASSETS:

     Beginning of Period                           153,067           179,073         10,356,424         7,707,788
                                                   -------           -------         ----------         ---------
     End of Period                                     $ -         $ 153,067                $ -      $ 10,356,424
                                                       ==          =========                ==       ============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                         AVP                           AVP - U.S. Govt /
                                                   Growth & Income                  High Grade Securities
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (35,341)        $ (54,583)         $ (10,275)         $ 85,363
     Net Realized Gain (Loss)                    2,415,677         1,253,846             90,347            52,922
     Net Unrealized Gain (Loss) On Investments  (1,710,317)          108,724           (121,537)           22,602
                                                ----------           -------           --------            ------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            670,019         1,307,987            (41,465)          160,887
                                                   -------         ---------            -------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits             17,750           115,116                301            13,387
     Net Transfers Between Sub-accounts         (7,630,621)         (654,741)        (2,014,111)          198,029
     Surrenders                                   (364,596)       (1,279,378)           (83,493)         (682,177)
                                                  --------        ----------            -------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (7,977,467)       (1,819,003)        (2,097,303)         (470,761)
                                                ----------        ----------         ----------          --------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (7,307,448)         (511,016)        (2,138,768)         (309,874)
                                                ----------          --------         ----------          --------

NET ASSETS:
     Beginning of Period                         7,307,448         7,818,464          2,138,768         2,448,642
                                                 ---------         ---------          ---------         ---------
     End of Period                                     $ -       $ 7,307,448                $ -       $ 2,138,768
                                                       ==        ===========                ==        ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                       AVP                                 AVP
                                                   Total Return                        International
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net Investment Income (Loss)                $ (16,995)          $ 2,734          $ (13,696)         $ 14,882
     Net Realized Gain (Loss)                      877,532         1,072,682            402,674           269,668
     Net Unrealized Gain (Loss) On Investments    (684,546)         (448,804)          (266,469)           75,427
                                                  --------          --------           --------            ------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            175,991           626,612            122,509           359,977
                                                   -------           -------            -------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits              9,458           210,259             11,242            32,371
     Net Transfers Between Sub-accounts         (3,434,299)         (353,823)        (2,844,347)         (634,830)
     Surrenders                                   (342,232)       (2,073,418)          (151,524)         (331,307)
                                                  --------        ----------           --------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (3,767,073)       (2,216,982)        (2,984,629)         (933,766)
                                                ----------        ----------         ----------          --------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (3,591,082)       (1,590,370)        (2,862,120)         (573,789)
                                                ----------        ----------         ----------          --------

NET ASSETS:
     Beginning of Period                         3,591,082         5,181,452          2,862,120         3,435,909
                                                 ---------         ---------          ---------         ---------
     End of Period                                     $ -       $ 3,591,082                $ -       $ 2,862,120
                                                       ==        ===========                ==        ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                       AVP                              AVP - N.A.
                                                    Money Market                      Government Income
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $ 14,345          $ 49,797             $ (702)         $ 15,320
     Net Realized Gain (Loss)                            -                 -             10,652            45,685
     Net Unrealized Gain (Loss) On Investments           -                 -             (1,914)          (54,583)
                                                                                         ------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             14,345            49,797              8,036             6,422
                                                    ------            ------              -----             -----

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits              1,033           191,842                  -            13,386
     Net Transfers Between Sub-accounts         (1,000,600)        2,313,324           (119,769)         (178,048)
     Surrenders                                   (571,038)       (2,299,225)           (32,507)          (67,836)
                                                  --------        ----------            -------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (1,570,605)          205,941           (152,276)         (232,498)
                                                ----------           -------           --------          --------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (1,556,260)          255,738           (144,240)         (226,076)
                                                ----------           -------           --------          --------

NET ASSETS:
     Beginning of Period                         1,556,260         1,300,522            144,240           370,316
                                                 ---------         ---------            -------           -------
     End of Period                                     $ -       $ 1,556,260                $ -         $ 144,240
                                                       ==        ===========                ==          =========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                 AVP - Global Dollar                          AVP
                                                  Government Income                     Utility Income
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $ (2,595)         $ 36,322           $ (4,325)          $ 4,538
     Net Realized Gain (Loss)                      (66,646)           71,446            380,615            91,637
     Net Unrealized Gain (Loss) On Investments     116,497          (270,596)          (282,528)           79,380
                                                   -------          --------           --------            ------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             47,256          (162,828)            93,762           175,555
                                                    ------          --------             ------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits              3,620            16,035                699            21,773
     Net Transfers Between Sub-accounts           (563,950)         (121,811)          (914,578)          (52,433)
     Surrenders                                     (8,075)          (42,332)           (77,140)         (138,283)
                                                    ------           -------            -------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions           (568,405)         (148,108)          (991,019)         (168,943)
                                                  --------          --------           --------          --------

TOTAL INCREASE (DECREASE) IN NET ASSETS           (521,149)         (310,936)          (897,257)            6,612
                                                  --------          --------           --------             -----

NET ASSETS:
     Beginning of Period                           521,149           832,085            897,257           890,645
                                                   -------           -------            -------           -------
     End of Period                                     $ -         $ 521,149                $ -         $ 897,257
                                                       ==          =========                ==          =========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                    AVP                                             AVP
                                                  Global Bond                             Conservative Investors
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $ (1,596)           $ (402)          $ (5,975)         $ 16,143
     Net Realized Gain (Loss)                       18,243             3,014            184,819           116,928
     Net Unrealized Gain (Loss) On Investments     (31,639)           36,191           (165,995)           16,734
                                                   -------            ------           --------            ------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            (14,992)           38,803             12,849           149,805
                                                   -------            ------             ------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                299               304              3,581           164,258
     Net Transfers Between Sub-accounts           (296,522)          (22,876)        (1,200,140)           89,784
     Surrenders                                    (26,751)          (40,056)           (84,376)         (299,525)
                                                   -------           -------            -------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions           (322,974)          (62,628)        (1,280,935)          (45,483)
                                                  --------           -------         ----------           -------

TOTAL INCREASE (DECREASE) IN NET ASSETS           (337,966)          (23,825)        (1,268,086)          104,322
                                                  --------           -------         ----------           -------

NET ASSETS:
     Beginning of Period                           337,966           361,791          1,268,086         1,163,764
                                                   -------           -------          ---------         ---------
     End of Period                                     $ -         $ 337,966                $ -       $ 1,268,086
                                                       ==          =========                ==        ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                      AVP                                   AVP
                                                  Growth Investors                         Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $ (6,567)         $ (3,891)         $ (32,992)        $ (76,043)
     Net Realized Gain (Loss)                      428,329           134,770          3,270,376         1,000,300
     Net Unrealized Gain (Loss) On Investments    (358,484)          127,440         (2,756,270)          640,819
                                                  --------           -------         ----------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             63,278           258,319            481,114         1,565,076
                                                    ------           -------            -------         ---------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits              7,786            54,671             20,182            42,676
     Net Transfers Between Sub-accounts         (1,383,147)           17,197         (6,894,254)         (817,040)
     Surrenders                                    (84,364)         (124,107)          (369,195)         (532,941)
                                                   -------          --------           --------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (1,459,725)          (52,239)        (7,243,267)       (1,307,305)
                                                ----------           -------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (1,396,447)          206,080         (6,762,153)          257,771
                                                ----------           -------         ----------           -------

NET ASSETS:
     Beginning of Period                         1,396,447         1,190,367          6,762,153         6,504,382
                                                 ---------         ---------          ---------         ---------
     End of Period                                     $ -       $ 1,396,447                $ -       $ 6,762,153
                                                       ==        ===========                ==        ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
------------------------------------------------------------------------------------------------------------------
                                                AVP                            Evergreen - VA    Evergreen - VA
                                               Worldwide Privatization         Global Leaders    Special Equity
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended       Oct. 18* thru      Oct. 18* thru
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999  December 31, 1999
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $ (5,832)         $ (2,194)             $ 500             $ 521
     Net Realized Gain (Loss)                      382,581           117,847              2,727             9,633
     Net Unrealized Gain (Loss) On Investments    (231,244)            3,073             17,274           200,289
                                                  --------             -----             ------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            145,505           118,726             20,501           210,443
                                                   -------           -------             ------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                 40             1,267             84,942           295,177
     Net Transfers Between Sub-accounts         (1,260,991)          (32,624)           165,895         1,367,392
     Surrenders                                   (111,312)         (118,822)              (670)          (15,435)
                                                  --------          --------               ----           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (1,372,263)         (150,179)           250,167         1,647,134
                                                ----------          --------            -------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (1,226,758)          (31,453)           270,668         1,857,577
                                                ----------           -------            -------         ---------

NET ASSETS:
     Beginning of Period                         1,226,758         1,258,211                  -                 -
                                                 ---------         ---------
     End of Period                                     $ -       $ 1,226,758          $ 270,668       $ 1,857,577
                                                       ==        ===========          =========       ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                         INVESCO - VIF     INVESCO - VIF       INVESCO - VIF      INVESCO - VIF
                                          Technology     Financial Services  Telecommunications  Health Sciences
------------------------------------------------------------------------------------------------------------------
                                           Oct. 18* thru     Oct. 18* thru     Oct. 18* thru      Oct. 18* thru
                                         December 31, 1999 December 31, 1999 December 31, 1999  December 31, 1999
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)               $ (107,676)        $ (17,331)         $ (95,343)        $ (12,609)
     Net Realized Gain (Loss)                    3,332,312            81,012          2,841,659           200,172
     Net Unrealized Gain (Loss) On Investments  12,339,485            69,846          9,624,329           419,823
                                                ----------            ------          ---------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         15,564,121           133,527         12,370,645           607,386
                                                ----------           -------         ----------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         14,334,899         2,331,140          9,095,771         2,251,483
     Net Transfers Between Sub-accounts         46,864,762         6,299,301         42,554,918         6,167,329
     Surrenders                                   (396,652)         (101,997)          (523,997)         (107,744)
                                                  --------          --------           --------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         60,803,009         8,528,444         51,126,692         8,311,068
                                                ----------         ---------         ----------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS         76,367,130         8,661,971         63,497,337         8,918,454
                                                ----------         ---------         ----------         ---------

NET ASSETS:
     Beginning of Period                                 -                 -                  -                 -
     End of Period                            $ 76,367,130       $ 8,661,971       $ 63,497,337       $ 8,918,454
                                              ============       ===========       ============       ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                                          Montgomery
                                           INVESCO - VIF                  Emerging
                                             Dynamics                      Markets
------------------------------------------------------------------------------------------------------------------
                                           Oct. 18* thru         Year Ended         Year Ended
                                         December 31, 1999    December 31, 1999   Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (51,615)     $ (1,245,826)      $ (1,028,716)
     Net Realized Gain (Loss)                    1,257,714        (5,736,406)       (26,592,612)
     Net Unrealized Gain (Loss) On Investments   3,218,773        51,149,486        (10,896,085)
                                                 ---------        ----------        -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                          4,424,872        44,167,254        (38,517,413)
                                                 ---------        ----------        -----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits          2,540,483        18,463,324         15,292,607
     Net Transfers Between Sub-accounts         21,301,818        (1,990,882)       (11,481,926)
     Surrenders                                   (128,025)       (4,534,033)        (4,308,589)
                                                  --------        ----------         ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         23,714,276        11,938,409           (497,908)
                                                ----------        ----------           --------

TOTAL INCREASE (DECREASE) IN NET ASSETS         28,139,148        56,105,663        (39,015,321)
                                                ----------        ----------        -----------

NET ASSETS:
     Beginning of Period                                 -        65,203,388        104,218,709
                                                                  ----------        -----------
     End of Period                            $ 28,139,148     $ 121,309,051       $ 65,203,388
                                              ============     =============       ============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                        NBAMT                  ProFunds - VP      ProFunds - VP
                                                      Partners                   Ultra OTC           Europe
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended       Oct. 18* thru      Oct. 18* thru
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999  December 31, 1999
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)              $ 3,497,547      $ (6,605,542)         $ (97,080)         $ (4,228)
     Net Realized Gain (Loss)                   26,062,134       109,598,961         10,702,047            76,485
     Net Unrealized Gain (Loss) On Investments  11,385,231       (95,288,506)        15,930,549           220,897
                                                ----------       -----------         ----------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         40,944,912         7,704,913         26,535,516           293,154
                                                ----------         ---------         ----------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits          1,976,849        87,465,544          6,396,397           306,209
     Net Transfers Between Sub-accounts       (560,656,639)     (157,352,903)        35,671,081         2,767,296
     Surrenders                                (12,932,750)      (41,153,744)           (87,746)          (13,784)
                                               -----------       -----------            -------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions       (571,612,540)     (111,041,103)        41,979,732         3,059,721
                                              ------------      ------------         ----------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS       (530,667,628)     (103,336,190)        68,515,248         3,352,875
                                              ------------      ------------         ----------         ---------

NET ASSETS:
     Beginning of Period                       530,667,628       634,003,818                  -                 -
                                               -----------       -----------
     End of Period                                     $ -     $ 530,667,628       $ 68,515,248       $ 3,352,875
                                                       ==      =============       ============       ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                           ProFunds - VP         Rydex             Rydex              Rydex
                                             Small Cap           Nova               Ursa               OTC
------------------------------------------------------------------------------------------------------------------
                                           Oct. 18* thru      May 5* thru       May 5* thru        May 5* thru
                                         December 31, 1999 December 31, 1999 December 31, 1999  December 31, 1999
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (15,692)       $ (367,547)        $ (259,906)     $ (1,371,292)
     Net Realized Gain (Loss)                      434,481         3,928,418         (7,691,468)       42,891,188
     Net Unrealized Gain (Loss) On Investments     455,895         5,121,889           (439,010)       55,906,048
                                                   -------         ---------           --------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            874,684         8,682,760         (8,390,384)       97,425,944
                                                   -------         ---------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits            151,295        13,914,665          3,072,469        57,518,704
     Net Transfers Between Sub-accounts          8,787,603        38,832,915         23,045,583       169,199,924
     Surrenders                                    (77,213)       (2,184,030)          (981,989)       (8,067,777)
                                                   -------        ----------           --------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions          8,861,685        50,563,550         25,136,063       218,650,851
                                                 ---------        ----------         ----------       -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS          9,736,369        59,246,310         16,745,679       316,076,795
                                                 ---------        ----------         ----------       -----------

NET ASSETS:
     Beginning of Period                                 -                 -                  -                 -
     End of Period                             $ 9,736,369      $ 59,246,310       $ 16,745,679     $ 316,076,795
                                               ===========      ============       ============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

-------------------------------------------------------------------------------
                                                   WFVT - Equity
                                                      Value
--------------------------------------------------------------------------------
                                            Year Ended       May. 4* thru
                                         December 31, 1999   Dec. 31, 1998

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (95,710)          $ 2,589
     Net Realized Gain (Loss)                       (8,491)          (39,164)
     Net Unrealized Gain (Loss) On Investments    (966,330)          405,617
                                                  --------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         (1,070,531)          369,042
                                                ----------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         10,941,564         8,163,400
     Net Transfers Between Sub-accounts          6,280,145         2,581,848
     Surrenders                                 (1,188,543)         (161,130)
                                                ----------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         16,033,166        10,584,118
                                                ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         14,962,635        10,953,160
                                                ----------        ----------

NET ASSETS:
     Beginning of Period                        10,953,160                 -
                                                ----------
     End of Period                            $ 25,915,795      $ 10,953,160
                                              ============      ============
--------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account B - Class 1

Notes to Financial Statements
December 31, 1999

--------------------------------------------------------------------------------


1.   ORGANIZATION

     American Skandia Life Assurance Corporation Variable Account B - Class 1 (the "Account") is a separate investment account of American Skandia Life Assurance Corporation ("American Skandia" or "Company"). The Account is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust. The Account commenced operations September 20, 1988.

     As of December 31, 1999, the Account consisted of seventy-five sub-accounts. These financial statements report on sixty-six sub-accounts offered in the LifeVest Personal Security Annuity, the American Skandia Advisors Plan Annuity, the American Skandia Advisors Plan II Annuity, the Imperium Annuity, the American Skandia Protector Annuity, the Emerald Choice Annuity, American Skandia XTra Credit Annuity, American Skandia LifeVest Annuity and the Alliance Capital Navigator Annuity. Each of the sixty-six sub-accounts invests only in a single corresponding portfolio of either The Alger American Fund, American Skandia Trust, Montgomery Variable Series, Wells Fargo Variable Trust, Rydex Variable Trust, Invesco Variable Funds, The ProFund VP, or Evergreen Variable Annuity Trust (the "Trusts"). Fred Alger Management, Inc. is the advisor for The Alger American Fund. American Skandia Investment Services, Incorporated, an affiliate, is the investment manager for American Skandia Trust, while AIM Capital
     Management, Inc., Lord Abbett & Co., Janus Capital Corporation, J. P. Morgan Investment Management Inc., Neuberger Berman Management Incorporated, Federated Investment Counseling, T. Rowe Price Associates, Inc., Rowe Price-Fleming International, Inc., Founders Asset Management, LLC, Pacific Investment Management Company, INVESCO Funds Group Inc., OppenheimerFunds, Inc., American Century Investment Management, Inc., Marisco Capital Management LLC, Cohen and Steers Capital Management, Inc., Bankers Trust Company, Massachusetts Financial Services Co.. and Kemper Investments, Inc. are the sub-advisors. Montgomery Asset Management, L.P. is the investment advisor for the Montgomery Variable Series. Wells Fargo Bank N.A. is the investment manager for the Wells Fargo Variable Trust. Padco Advisors II, Inc. is the investment advisor for the Rydex Variable Trust. Invesco Funds Group, Inc. is the investment advisor for the Invesco Variable Investment Funds. ProFund Advisors LLC serves as the investment advisors for the ProFund VP. Evergreen Asset Management Corp. is the investment advisor for Evergreen VA Global Leader while Meridian Investment Company is the investment advisor for the Evergreen VA Special Equity Fund.

     The investment advisors are paid fees for their services by the respective Trusts.

     The annuities described above are marketed through American Skandia Marketing, Inc., an affiliate.

     During 1999, the following sub-accounts incurred a name change: AST AIM International Equity (formerly AST Putnam International Equity); AST AIM Balanced (formerly AST Putnam Balanced); AST Janus Small Cap Growth (formerly AST Founders Capital Appreciation) and AST American Century Income & Growth (formerly AST Putnam Growth & Income).

 2.  VALUATION OF INVESTMENTS

     The market value of the investments in the sub-accounts is based on the net asset values of the Trust shares held at the end of the current period. Transactions are accounted for on the trade date and dividend income is recognized on an accrual basis. Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.   ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.   INCOME TAXES

     American Skandia does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account; therefore, no charges for federal income taxes are currently deducted from the Account. If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

     Under current laws, American Skandia may incur state and local income taxes (in addition to premium tax) in several states. The Company does not anticipate that these will be significant. However, American Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

      Section  817(h) of the  Internal  Revenue  Code  provides  that a variable annuity contract, in order to qualify as an annuity, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of the insurance companies). If the diversification requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract. The Treasury Department's regulations prescribe the diversification requirements for variable annuity contracts. The Company believes the underlying mutual fund portfolios complied with the terms of these regulations.

6.   CONTRACT CHARGES

     The following contract charges are paid to American Skandia, which provides administrative services to the Account:

     Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.25% of the net assets.

     Administrative Fees - Charged daily against the Account at an annual rate of .15% of the net assets. A maintenance fee of $30 per contractowner account is deducted at the end of each contract year and on surrender.

     Contingent Deferred Sales Charges are computed as set forth in the respective prospectus' of the LifeVest Personal Security Annuity, the American Skandia Advisors Plan Annuity, the American Skandia Advisor Plan II Annuity, the Imperium Annuity, the American Skandia Protector Annuity, the American Skandia Xtra Credit Annuity, the American Skandia Emerald Choice Annuity, or The Alliance Capital Navigator Annuity. These charges may be imposed on the full or partial surrender of certain contracts. There is no contingent deferred sales charge if all premiums were received at least eight complete years prior to the date of the full or partial surrender.

7.   YEAR 2000 COMPLIANCE (UNAUDITED)

     The Company's computer support is provided by its affiliate, American Skandia Information Services and Technology Corporation.

     The Company has experienced no significant errors or disruptions in computer service, interfaces with computer systems of investment manager, sub-advisors, third party administrators, vendors and other business partners on or after January 1, 2000.

     American Skandia engaged external information technology specialists to review the operating systems and internally developed software. The costs associated with these assessments and Year 2000 related remediation were allocated across the American Skandia Group. No cost were allocated to the Separate Accounts.

     American Skandia continues to review new and existing systems and has contingency plans in place as part of its Business Continuity Plan. The plan involves virtually all aspects of the business and will continue to be a focus of management beyond the Year 2000 event.







                       STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (CLASS 1 SUB-ACCOUNTS) and AMERICAN SKANDIA LIFE ASSURANCE CORPORATION. The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE CORPORATION. The assets supporting the fixed investment options are maintained in AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and registered solely under the Securities Act of 1933.

                                TABLE OF CONTENTS

ITEM                                                                                                                   PAGE

General Information about American Skandia                                                                                2
|X|      American Skandia Life Assurance Corporation                                                                      2
|X|      American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts - Stagecoach))              2
|X|      American Skandia Life Assurance Corporation Separate Account D                                                   3

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated                                              4

How Performance Data is Calculated                                                                                        5
|X|      Current and Effective Yield                                                                                      5
|X|      Total Return                                                                                                     5

How the Unit Price is Determined                                                                                         12

Additional Information on Fixed Allocations                                                                              12
|X|      How We Calculate the Market Value Adjustment                                                                    13

General Information                                                                                                      14
|X|      Voting Rights                                                                                                   14
|X|      Modification                                                                                                    15
|X|      Deferral of Transactions                                                                                        15
|X|      Misstatement of Age or Sex                                                                                      15
|X|      Ending the Offer                                                                                                15

Independent Auditors                                                                                                     15

Legal Experts                                                                                                            16

Financial Statements                                                                                                     16
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B
                 (Class 1 Sub-accounts - Stagecoach)                                                                     17



--------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATlON IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITIES FOR WHICH IT
RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA LIFE ASSURANCE CORPORATION, P.O. BOX 883, SHELTON, CONNECTICUT 06484, OR TELEPHONE 1-800-680-8920. OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@AMERICANSKANDIA.COM.

--------------------------------------------------------------------------------
Date of Prospectus:  May 1, 2000
Date of Statement of Additional Information: May 1, 2000
WellsXT - SAI (05/2000)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance Corporation ("we", "our" or "us") is a wholly-owned subsidiary of American Skandia, Inc. ("ASI"), formerly known as American Skandia Investment Holding Corporation. ASI's indirect parent is Skandia Insurance Company Ltd. Skandia Insurance Company Ltd. is part of a group of companies whose predecessor commenced operations in 1855. Skandia Insurance Company Ltd. is a major worldwide insurance company operating from Stockholm, Sweden which owns and controls, directly or through subsidiary companies, numerous insurance and related companies. We are organized as a Connecticut stock life insurance company, and are subject to Connecticut law governing insurance companies. Our mailing address is P.O. Box 883, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

(Class 1 Sub-accounts - Stagecoach)

American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts -Stagecoach), also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B. The Sub-accounts offered pursuant to this Prospectus are all Class 1 Sub-accounts of Separate Account B. Each class of Sub-accounts in Separate Account B has a different level of charges assessed against such Sub-accounts. Each Sub-account invests exclusively in an underlying mutual fund or a portfolio of an underlying mutual fund. You will find additional information about these underlying mutual funds and portfolios in the prospectuses for such funds.

Separate Account B is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the underlying mutual funds or fund portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

During the accumulation phase, we offer a number of Sub-accounts as variable investment options. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such variable investment options available, we will notify Owners of the availability of such Sub-accounts. As of the date of the Prospectus and Statement of Additional Information, our Sub-accounts and the underlying mutual funds or portfolios in which they invest are as follows. Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust.


         Separate Account B Sub-account                                                    Underlying Mutual Fund Portfolio

         Underlying Mutual Fund:                                                                 Wells Fargo Variable Trust

         WFVT Equity Income                                                                              Equity Income Fund
         WFVT Large Company Growth                                                                     Large Company Growth
         WFVT Asset Allocation                                                                        Asset Allocation Fund
         WFVT Growth  Growth Fund
         WFVT Equity Value                                                                                Equity Value Fund
         WFVT Corporate Bond                                                                            Corporate Bond Fund
         WFVT Small Cap Growth                                                                        Strategic Growth Fund
         WFVT Money Market                                                                                Money Market Fund

         Underlying Mutual Fund:                                                                     American Skandia Trust

         AST Janus Overseas Growth                                                                AST Janus Overseas Growth
         AST American Century International Growth                                AST American Century International Growth
         AST American Century International Growth II                           AST American Century International GrowthII
         AST Janus Small-CapGrowth                                                               AST Janus Small-Cap Growth
         AST Kemper Small-Cap Growth                                                            AST Kemper Small-Cap Growth
         AST Lord Abbett Small Cap Value                                                    AST Lord Abbett Small Cap Value
         AST T. Rowe Price Small Company Value                                        AST T. Rowe Price Small Company Value
         AST Janus Mid-Cap Growth                                                                  AST Janus Mid-Cap Growth
         AST NB Mid-Cap Growth                                                          AST Neuberger Berman Mid-Cap Growth
         AST NB Mid-Cap Value                                                            AST Neuberger Berman Mid-Cap Value
         AST MFS Growth                                                                                      AST MFS Growth
         AST Marsico Capital Growth                                                              AST Marsico Capital Growth
         AST JanCap Growth                                                                                AST JanCap Growth
         AST Cohen & Steers Realty                                                                AST Cohen & Steers Realty
         AST American Century Income & Growth                                          AST American Century Income & Growth
         AST INVESCO Equity Income                                                                AST INVESCO Equity Income
         AST PIMCO Total Return Bond                                                            AST PIMCO Total Return Bond
         AST PIMCO Limited Maturity Bond                                                    AST PIMCO Limited Maturity Bond

         AA Growth                                                              Growth portfolio of The Alger American Fund

         MV Emerging Markets                                       Emerging Markets portfolio of Montgomery Variable Series

         INVESCO VIF Technology                             Technology portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Health Sciences                   Health Sciences portfolio of INVESCO Variable Investment Funds, Inc.

A brief summary of the investment objectives and policies of each underlying mutual fund portfolio is found in the Prospectuses. More detailed information about the investment objectives, policies, charges, operations, the attendant risks and other details pertaining to each underlying mutual fund portfolio are described in the prospectus of each underlying mutual fund and the statements of additional information for such underlying mutual fund. Also included in such information is the investment policy of each mutual fund or portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any underlying mutual fund or portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund or portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the underlying mutual fund portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Code.

We may make other underlying mutual funds available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio of an underlying mutual fund may be disclosed in its prospectus. However, addition of a portfolio does not require us to create a new Sub-account to invest in that portfolio. We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American Skandia Life Assurance Corporation Separate Account D, also referred to as Separate Account D, was established by us pursuant to Connecticut law. During the accumulation phase, assets supporting our obligations based on Fixed
Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.

We have sole discretion over the investment managers retained to manage the assets maintained in Separate Account D. We currently employ investment managers for Separate Account D including, but not limited to, Wells Fargo Bank, N.A. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s).

We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:

1. The State of New York, which is one of the jurisdictions in which we are licensed to do business, requires that we meet certain "matching" requirements. These requirements address the matching of the durations of the assets with the durations of obligations supported by such assets. We believe these matching requirements are designed to control an insurer's ability to risk investing in long-term assets to support short term interest rate guarantees. We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2. We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:

     a. Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.

     b. At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.

We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Connecticut and other state insurance laws.

3. The assets in Separate Account D are accounted for at their market value, rather than at book value.

4. We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.

We may or may not be able to obtain approval in the future in certain jurisdictions of endorsements to individual or group annuities that include the type of Fixed Allocations offered pursuant to this Prospectus. If such approval is obtained, we may take those steps needed to make such Fixed Allocations available to purchasers to whom Annuities were issued prior to the date of such approval.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing, Incorporated ("ASM"), a wholly-owned subsidiary of ASI, is the distributor and principal underwriter of the securities offered through this prospectus and Statement of Additional Information. American Skandia Life Assurance Corporation and American Skandia Investment Services, Incorporated ("ASISI"), the investment manager of American Skandia Trust and American Skandia Advisor Funds, Inc., are also wholly-owned subsidiaries of ASI. American Skandia Information Services and Technology Corporation ("ASIST"), also a wholly-owned subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.


ASM acts as the distributor of a number of annuity and life insurance products we offer and both American Skandia Trust and American Skandia Advisor Funds, Inc., a family of retail mutual funds. ASM also acts as an introducing broker-dealer through which it receives a portion of brokerage commissions in connection with purchases and sales of securities held by portfolios of American Skandia Trust which are offered as underlying investment options under the Annuity.


ASM's principal business address is One Corporate Drive, Shelton, Connecticut 06484. ASM is registered as broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous basis. ASM enters into distribution agreements with independent broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration. Applications for the Annuity are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of the firm. Compensation is generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account. No compensation is payable on Annuities purchased by a member of the designated class of Owners.

In addition, firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to us or our affiliates. We or ASM may enter into compensation arrangements with certain firms. These arrangements will not be offered to all firms and the terms of such arrangements may differ between firms. Any such compensation will be paid by us or ASM and will not result in any additional charge to you. To the extent permitted by NASD rules and other applicable laws and regulations, ASM may pay or allow other promotional incentives or payments in the form of cash or other compensation.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the performance of Sub-accounts using two types of measures. These measures are "current and effective yield", which may be used for money market-type Sub-accounts (like the WFVT Money Market Sub-account) and "total return", which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield

The current yield of a money market-type Sub-account is calculated based upon a seven day period ending on the date of calculation. The current yield of such a Sub-account is computed by determining the change (exclusive of capital changes) in the Account Value of a hypothetical pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical Allocation") having a balance of one Unit at the beginning of the period, subtracting a hypothetical maintenance fee, and dividing such net change in the Account Value of the Hypothetical Allocation by the Account Value of the Hypothetical Allocation at the beginning of the same period to obtain the base period return, and multiplying the result by (365/7). The resulting figure will be carried to at least the nearest l00th of one percent.

We compute effective compound yield for a money market-type Sub-account according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on assets of such a Sub-account. Net investment income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective yields for a hypothetical contract. The yield is calculated based on the performance of the WFVT Money Market Sub-account during the last seven days of the calendar year ending prior to the date of this Prospectus. At the beginning of the seven day period, the hypothetical contract had a balance of one Unit. The current and effective yields reflect the recurring charge against the Sub-account. Please note that current and effective yield information will fluctuate. This information may not provide a basis for comparisons with deposits in banks or other institutions which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.


   Sub-account             Current Yield                     Effective Yield
   -----------             -------------                     ---------------
WFVT Money Market              3.67%                              3.74%


Total Return

Total return for the other Sub-accounts is computed by using the formula:

                                  P(1+T)n = ERV

                                     where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account Value of the hypothetical $1,000 payment as of the end of the period over which total return is being measured.

Many of the Sub-accounts offered as variable investment options for the Annuities have been available as variable investment options in other annuities we offer under one or more separate accounts of American Skandia Life Assurance Corporation. In addition, some of the underlying mutual fund portfolios existed prior to the inception of these Sub-accounts. Performance quoted in advertising regarding any such Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial offering of the Annuities, or periods during which the underlying mutual fund portfolios have been in existence, but the Sub-accounts have not. Such hypothetical performance is calculated using the same assumptions employed in calculating actual performance since inception of the Sub-accounts.

"Standard Total Return" figures assume that all charges and fees are applicable, including any contingent deferred sales charge that may apply for the period shown. "Non-standard Total Return" figures may also be used that do not reflect all fees and charges. Non-standard Total Returns are calculated in the same manner as standardized returns except that the calculations may assume no redemption at the end of the applicable periods, thus these figures may not take into consideration the Annuity's contingent deferred sales charge.

Non-standard Total Returns reflect the addition of Credits. The Non-standard Total Return numbers provided may assume Credits equal to 1.0%, 2.0%, 3.0% or 4.0% respectively, of Purchase Payments. The amount of the Credit applicable is described in detail in the "How Do I Receive Credits?" section of the Prospectus. The percentage of the Credit depends on the age and the cumulative amount of Purchase Payments received. In addition, the amount of the Credits may be deducted from the amount payable at death under limited circumstances (see "Death Benefit"). The impact of Credits on Total Return is particularly pronounced for the shorter durations for which Total Return is measured, such as one and three years. You should take this into considerations in any comparison of Total Return between the Sub-accounts and investment options offered pursuant to other annuities.

As described in the Prospectus, Annuities may be offered in certain situations in which the contingent deferred sales charge or certain other charges or fees may be eliminated or reduced. Advertisements of performance in connection with the offer of such Annuities will be based on the charges applicable to such Annuities.

Shown below are total return figures for the periods shown. Figures are shown only for Sub-accounts operational as of December 31, 1998. The "inception-to-date" figures shown below are based on the inception date of an underlying mutual fund portfolio. "N/A" means "not applicable" and indicates that the underlying mutual fund portfolio was not in operation for the applicable period. Any performance of such portfolios prior to inception of a Sub-account is provided by the underlying mutual funds. The total return for any Sub-account reflecting performance prior to such Sub-account's inception is based on such information.

                                 -------------------------------------------------- -- ---------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return

                                 -------------------------------------------------- -- ---------------------------------------------
                                 -------------------------------------------------- -- ---------------------------------------------
                                           (Assuming maximum CDSC and                  (Assuming maximum CDSC, with maintenance fees
                                                 maintenance fees)                                    and a 1.0% Credit)

                                 ---------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- -----
                                      1        3         5        10      Inception        1         3      5      10     Inception
                                    Year     Years     Years     Years     to Date        Year     Years   Years   Years    to Date
---------------------------------- -------- --------- -------- ---------- ----------- --------- --------- -------- --------- -----
WFVT Equity Income 1                 N/A      N/A       N/A       N/A      -8.98%       N/A       N/A       N/A      N/A      -8.53%
WFVT Large Company Growth 1          N/A      N/A       N/A       N/A      11.27%       N/A       N/A       N/A      N/A      11.80%
WFVT Asset Allocation 2            -0.76%    14.46%   16.23%      N/A      14.41%      -0.28%    14.19%   15.81%     N/A      13.93%
WFVT Growth  2                     10.17%    18.33%   21.04%      N/A      19.04%      10.70%    18.06%   20.60%     N/A      18.55%
WFVT Equity Value 2                -12.39%    N/A       N/A       N/A      -10.51%    -11.96%     N/A       N/A      N/A     -10.58%
WFVT Corporate Bond 3                N/A      N/A       N/A       N/A      -9.01%       N/A       N/A       N/A      N/A      -8.56%
WFVT Small Cap Growth 4            55.36%    6.20%      N/A       N/A      10.80%      56.09%    5.95%      N/A      N/A      10.36%

AST Janus Overseas Growth          71.54%    32.52%     N/A       N/A      32.50%      72.34%    32.22%     N/A      N/A      31.95%
AST American Century               54.31%    27.60%     N/A       N/A      27.58%      55.04%    27.31%     N/A      N/A      27.04%
  International Growth

AST American Century               21.54%    11.19%   11.48%      N/A       8.72%      22.12%    10.94%   11.07%     N/A       8.28%
  International Growth II 5
AST Janus Small-Cap Growth 6       129.97%   34.92%   30.92%      N/A      26.76%     131.03%    34.61%   30.45%     N/A      26.27%
AST Kemper Small-Cap Growth          N/A      N/A       N/A       N/A      45.17%       N/A       N/A       N/A      N/A      45.85%
AST Lord Abbett Small Cap Value    -1.27%     N/A       N/A       N/A      -1.50%      -0.79%     N/A       N/A      N/A      -1.85%
AST T. Rowe Price Small Company    -9.38%    0.81%      N/A       N/A       0.79%      -8.94%    0.57%      N/A      N/A       0.35%
  Value

AST NB Mid-Cap Growth 7            40.68%    25.04%   22.77%      N/A      21.85%      41.35%    24.75%   22.33%     N/A      21.30%
AST NB Mid-Cap Value 8             -4.36%    5.19%    10.27%      N/A       7.67%      -3.90%    4.94%     9.86%     N/A       7.20%
AST MFS Growth 9                     N/A      N/A       N/A       N/A       4.12%       N/A       N/A       N/A      N/A       4.62%
AST Marsico Capital Growth         41.88%     N/A       N/A       N/A      41.45%      42.54%     N/A       N/A      N/A      40.97%
AST JanCap Growth                  44.27%    46.23%   40.32%      N/A      28.48%      44.95%    45.90%   39.82%     N/A      27.86%
AST Cohen & Steers Realty          -7.73%     N/A       N/A       N/A      -13.46%     -7.28%     N/A       N/A      N/A     -13.78%
AST American Century Income &      12.70%    15.26%     N/A       N/A      15.24%      13.23%    15.00%     N/A      N/A      14.75%
  Growth 10
AST INVESCO Equity Income           1.62%    12.13%   16.37%      N/A      12.91%      2.11%     11.87%   15.95%     N/A      12.46%
AST PIMCO Total Return Bond        -11.03%   1.75%     5.11%      N/A       3.80%     -10.60%    1.51%     4.72%     N/A       3.38%
AST PIMCO Limited Maturity Bond    -6.63%    1.29%      N/A       N/A       2.42%      -6.17%    1.04%      N/A      N/A       2.01%

AA Growth                          23.31%    31.97%   28.46%    21.08%     21.31%      23.89%    31.67%   28.00%    20.54%    20.75%

MV Emerging Markets                53.93%    -3.64%     N/A       N/A      -2.28%      54.65%    -3.87%     N/A      N/A      -2.63%

INVESCO VIF Technology 9             N/A      N/A       N/A       N/A      56.63%       N/A       N/A       N/A      N/A      57.37%
INVESCO VIF Health Sciences 9        N/A      N/A       N/A       N/A       4.83%       N/A       N/A       N/A      N/A       5.34%
---------------------------------- -------- --------- -------- ---------- ----------- --------- --------- -------- --------- ------

                                --------------------------------------------------- -- ---------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return

                                --------------------------------------------------- -- ---------------------------------------------
                                --------------------------------------------------- -- ---------------------------------------------
                                 (Assuming maximum CDSC, with maintenance fees         (Assuming maximum CDSC, with maintenance fees
                                                and a 2.0% Credit)                                    and a 3.0% Credit)

                                --------------------------------------------------- -- ---------------------------------------------
---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- -----
                                      1        3         5        10      Inception        1         3      5      10     Inception
                                    Year     Years     Years     Years     to Date        Year     Years   Years   Years    to Date
---------------------------------- -------- --------- -------- ---------- ----------- --------- --------- -------- --------- -----
WFVT Equity Income 1                 N/A      N/A       N/A       N/A      -6.99%       N/A       N/A       N/A      N/A      -5.94%
WFVT Large Company Growth 1          N/A      N/A       N/A       N/A      13.66%       N/A       N/A       N/A      N/A      14.92%
WFVT Asset Allocation 2             1.40%    15.26%   16.71%      N/A      14.81%      2.53%     15.72%   17.00%     N/A      15.08%
WFVT Growth  2                     12.54%    19.16%   21.54%      N/A      19.46%      13.79%    19.63%   21.84%     N/A      19.73%
WFVT Equity Value 2                -10.47%    N/A       N/A       N/A      -9.33%      -9.46%     N/A       N/A      N/A      -8.69%
WFVT Corporate Bond 3                N/A      N/A       N/A       N/A      -7.02%       N/A       N/A       N/A      N/A      -5.97%
WFVT Small Cap Growth 4            58.64%    6.95%      N/A       N/A      11.29%      60.36%    7.38%      N/A      N/A      11.60%

AST Janus Overseas Growth          75.14%    33.43%     N/A       N/A      33.41%      77.03%    33.95%     N/A      N/A      33.95%
AST American Century               57.57%    28.48%     N/A       N/A      28.46%      59.28%    28.98%     N/A      N/A      28.98%
  International Growth

AST American Century               24.14%    11.98%   11.94%      N/A       9.09%      25.51%    12.42%   12.23%     N/A       9.33%
  International Growth II 5
AST Janus Small-Cap Growth 6       134.74%   35.85%   31.45%      N/A      27.19%     137.24%    36.37%   31.78%     N/A      27.46%
AST Kemper Small-Cap Growth          N/A      N/A       N/A       N/A      48.24%       N/A       N/A       N/A      N/A      49.86%
AST Lord Abbett Small Cap Value     0.88%     N/A       N/A       N/A      -0.43%      2.00%      N/A       N/A      N/A       0.18%
AST T. Rowe Price Small Company    -7.40%    1.53%      N/A       N/A       1.51%      -6.35%    1.94%      N/A      N/A       1.94%
  Value

AST NB Mid-Cap Growth 7            43.67%    25.90%   23.27%      N/A      22.32%      45.23%    26.39%   23.58%     N/A      22.63%
AST NB Mid-Cap Value 8             -2.28%    5.94%    10.72%      N/A       8.00%      -1.18%    6.36%    11.01%     N/A       8.22%
AST MFS Growth 9                     N/A      N/A       N/A       N/A       6.37%       N/A       N/A       N/A      N/A       7.56%
AST Marsico Capital Growth         44.88%     N/A       N/A       N/A      42.89%      46.47%     N/A       N/A      N/A      43.72%
AST JanCap Growth                  47.32%    47.23%   40.88%      N/A      28.83%      48.93%    47.80%   41.23%     N/A      29.08%
AST Cohen & Steers Realty          -5.71%     N/A       N/A       N/A      -12.50%     -4.65%     N/A       N/A      N/A     -11.96%
AST American Century Income &      15.12%    16.07%     N/A       N/A      16.05%      16.39%    16.53%     N/A      N/A      16.53%
  Growth 10
AST INVESCO Equity Income           3.83%    12.92%   16.85%      N/A      13.29%      4.98%     13.37%   17.15%     N/A      13.54%
AST PIMCO Total Return Bond        -9.08%    2.48%     5.55%      N/A       4.16%      -8.05%    2.90%     5.82%     N/A       4.39%
AST PIMCO Limited Maturity Bond    -4.59%    2.01%      N/A       N/A       2.88%      -3.52%    2.42%      N/A      N/A       3.17%

AA Growth                          25.94%    32.88%   28.98%    21.32%     21.53%      27.33%    33.40%   29.30%    21.50%    21.70%

MV Emerging Markets                57.18%    -2.94%     N/A       N/A      -1.70%      58.89%    -2.54%     N/A      N/A      -1.36%

INVESCO VIF Technology 9             N/A      N/A       N/A       N/A      59.94%       N/A       N/A       N/A      N/A      61.67%
INVESCO VIF Health Sciences 9        N/A      N/A       N/A       N/A       7.10%       N/A       N/A       N/A      N/A       8.29%
---------------------------------- -------- --------- -------- ---------- -------- -- --------- --------- -------- --------- -------

                                --------------------------------------------------- -- ---------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return

                                --------------------------------------------------- -- ---------------------------------------------
                                --------------------------------------------------- -- ---------------------------------------------
                                  (Assuming maximum CDSC, with maintenance fees            (Assuming no CDSC, with maintenance fees
                                                and a 4.0% Credit)                                    and a 1.0% Credit)

                                --------------------------------------------------- -- ---------------------------------------------
---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- -----
                                      1        3         5        10      Inception        1         3      5      10     Inception
                                    Year     Years     Years     Years     to Date        Year     Years   Years   Years    to Date
---------------------------------- -------- --------- -------- ---------- ----------- --------- --------- -------- --------- -----
WFVT Equity Income 1                 N/A      N/A       N/A       N/A      -4.94%       N/A       N/A       N/A      N/A      -0.03%
WFVT Large Company Growth 1          N/A      N/A       N/A       N/A      16.12%       N/A       N/A       N/A      N/A      20.30%
WFVT Asset Allocation 2             3.61%    16.11%   17.24%      N/A      15.28%      8.22%     16.32%   16.63%     N/A      14.45%
WFVT Growth  2                     14.98%    20.03%   22.08%      N/A      19.94%      19.20%    20.06%   21.30%     N/A      18.97%
WFVT Equity Value 2                -8.50%     N/A       N/A       N/A      -8.11%      -3.46%     N/A       N/A      N/A      -5.19%
WFVT Corporate Bond 3                N/A      N/A       N/A       N/A      -4.97%       N/A       N/A       N/A      N/A      -0.06%
WFVT Small Cap Growth 4            62.00%    7.75%      N/A       N/A      11.84%      64.59%    8.41%      N/A      N/A      11.46%

AST Janus Overseas Growth          78.83%    34.40%     N/A       N/A      34.40%      80.84%    33.82%     N/A      N/A      33.55%
AST American Century               60.91%    29.41%     N/A       N/A      29.41%      63.54%    29.03%     N/A      N/A      28.77%
  International Growth

AST American Century               26.81%    12.81%   12.45%      N/A       9.51%      30.62%    13.19%   12.04%     N/A       8.89%
  International Growth II 5
AST Janus Small-Cap Growth 6       139.63%   36.83%   32.04%      N/A      27.67%     139.53%    36.16%   30.96%     N/A      26.55%
AST Kemper Small-Cap Growth          N/A      N/A       N/A       N/A      51.40%       N/A       N/A       N/A      N/A      54.35%
AST Lord Abbett Small Cap Value     3.08%     N/A       N/A       N/A       0.70%      7.71%      N/A       N/A      N/A       2.39%
AST T. Rowe Price Small Company    -5.36%    2.30%      N/A       N/A       2.30%      -0.44%    3.29%      N/A      N/A       3.09%
  Value

AST NB Mid-Cap Growth 7            46.73%    26.82%   23.83%      N/A      22.86%      49.85%    26.54%   22.99%     N/A      21.76%
AST NB Mid-Cap Value 8             -0.14%    6.73%    11.23%      N/A       8.38%      4.60%     7.45%    10.87%     N/A       7.55%
AST MFS Growth 9                     N/A      N/A       N/A       N/A       8.69%       N/A       N/A       N/A      N/A      13.12%
AST Marsico Capital Growth         47.97%     N/A       N/A       N/A      44.44%      51.04%     N/A       N/A      N/A      43.89%
AST JanCap Growth                  50.46%    48.28%   41.51%      N/A      29.26%      53.45%    47.22%   40.21%     N/A      27.91%
AST Cohen & Steers Realty          -3.64%     N/A       N/A       N/A      -11.48%     1.22%      N/A       N/A      N/A      -8.98%
AST American Century Income &      17.61%    16.92%     N/A       N/A      16.92%      21.73%    17.10%     N/A      N/A      16.86%
  Growth 10
AST INVESCO Equity Income           6.08%    13.76%   17.38%      N/A      13.73%      10.61%    14.09%   16.77%     N/A      12.97%
AST PIMCO Total Return Bond        -7.08%    3.25%     6.04%      N/A       4.56%      -2.10%    4.19%     5.93%     N/A       4.14%
AST PIMCO Limited Maturity Bond    -2.50%    2.78%      N/A       N/A       3.40%      2.33%     3.75%      N/A      N/A       3.46%

AA Growth                          28.65%    33.84%   29.56%    21.62%     21.80%      32.39%    33.29%   28.55%    20.54%    20.75%

MV Emerging Markets                60.51%    -2.20%     N/A       N/A      -1.08%      63.15%    -0.90%     N/A      N/A      -0.22%

INVESCO VIF Technology 9             N/A      N/A       N/A       N/A      63.33%       N/A       N/A       N/A      N/A      65.87%
INVESCO VIF Health Sciences 9        N/A      N/A       N/A       N/A       9.43%       N/A       N/A       N/A      N/A      13.84%
---------------------------------- -------- --------- -------- ---------- ----------- --------- --------- -------- --------- -------

                                --------------------------------------------------- -- ---------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return

                                --------------------------------------------------- -- ---------------------------------------------
                                --------------------------------------------------- -- ---------------------------------------------
                                     (Assuming no CDSC, with maintenance fees              (Assuming no CDSC, with maintenance fees
                                                and a 2.0% Credit)                     and a 3.0% Credit)
                                --------------------------------------------------- -- ---------------------------------------------
---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- -----
                                      1        3         5        10      Inception        1         3      5      10     Inception
                                    Year     Years     Years     Years     to Date        Year     Years   Years   Years    to Date
---------------------------------- -------- --------- -------- ---------- ----------- --------- --------- -------- --------- -----
WFVT Equity Income 1                 N/A      N/A       N/A       N/A       1.51%       N/A       N/A       N/A      N/A       2.56%
WFVT Large Company Growth 1          N/A      N/A       N/A       N/A      22.16%       N/A       N/A       N/A      N/A      23.42%
WFVT Asset Allocation 2             9.90%    17.35%   17.50%      N/A      15.31%      11.03%    17.79%   17.79%     N/A      15.57%
WFVT Growth  2                     21.04%    21.12%   22.21%      N/A      19.87%      22.29%    21.58%   22.51%     N/A      20.14%
WFVT Equity Value 2                -1.97%     N/A       N/A       N/A      -4.00%      -0.96%     N/A       N/A      N/A      -3.38%
WFVT Corporate Bond 3                N/A      N/A       N/A       N/A       1.48%       N/A       N/A       N/A      N/A       2.53%
WFVT Small Cap Growth 4            67.14%    9.37%      N/A       N/A      12.36%      68.86%    9.78%      N/A      N/A      12.65%

AST Janus Overseas Growth          83.64%    35.01%     N/A       N/A      34.98%      85.53%    35.51%     N/A      N/A      35.51%
AST American Century               66.07%    30.17%     N/A       N/A      30.15%      67.78%    30.66%     N/A      N/A      30.66%
  International Growth

AST American Century               32.64%    14.19%   12.88%      N/A       9.67%      34.01%    14.62%   13.16%     N/A       9.91%
  International Growth II 5
AST Janus Small-Cap Growth 6       143.24%   37.36%   31.95%      N/A      27.46%     145.74%    37.88%   32.27%     N/A      27.73%
AST Kemper Small-Cap Growth          N/A      N/A       N/A       N/A      56.74%       N/A       N/A       N/A      N/A      58.36%
AST Lord Abbett Small Cap Value     9.38%     N/A       N/A       N/A       3.75%      10.50%     N/A       N/A      N/A       4.33%
AST T. Rowe Price Small Company     1.10%    4.21%      N/A       N/A       4.19%      2.15%     4.60%      N/A      N/A       4.60%
  Value

AST NB Mid-Cap Growth 7            52.17%    27.66%   23.91%      N/A      22.77%      53.73%    28.14%   24.22%     N/A      23.08%
AST NB Mid-Cap Value 8              6.22%    8.40%    11.70%      N/A       8.34%      7.32%     8.81%    11.98%     N/A       8.55%
AST MFS Growth 9                     N/A      N/A       N/A       N/A      14.87%       N/A       N/A       N/A      N/A      16.06%
AST Marsico Capital Growth         53.38%     N/A       N/A       N/A      45.78%      54.97%     N/A       N/A      N/A      46.59%
AST JanCap Growth                  55.82%    48.52%   41.26%      N/A      28.88%      57.43%    49.08%   41.60%     N/A      29.13%
AST Cohen & Steers Realty           2.79%     N/A       N/A       N/A      -7.77%      3.85%      N/A       N/A      N/A      -7.25%
AST American Century Income &      23.62%    18.13%     N/A       N/A      18.12%      24.89%    18.58%     N/A      N/A      18.58%
  Growth 10
AST INVESCO Equity Income          12.33%    15.10%   17.64%      N/A      13.78%      13.48%    15.53%   17.93%     N/A      14.02%
AST PIMCO Total Return Bond        -0.58%    5.11%     6.73%      N/A       4.89%      0.45%     5.51%     6.99%     N/A       5.12%
AST PIMCO Limited Maturity Bond     3.91%    4.66%      N/A       N/A       4.29%      4.98%     5.06%      N/A      N/A       4.57%

AA Growth                          34.44%    34.47%   29.52%    21.32%     21.53%      35.83%    34.97%   29.83%    21.50%    21.70%

MV Emerging Markets                65.68%    -0.02%     N/A       N/A       0.65%      67.39%    0.35%      N/A      N/A       0.97%

INVESCO VIF Technology 9             N/A      N/A       N/A       N/A      68.44%       N/A       N/A       N/A      N/A      70.17%
INVESCO VIF Health Sciences 9        N/A      N/A       N/A       N/A      15.60%       N/A       N/A       N/A      N/A      16.79%
---------------------------------- -------- --------- -------- ---------- ----------- --------- --------- -------- --------- -------

                                ------------------------------------------------
                                            Non-Standard Total Return

                                ------------------------------------------------
                                ------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees
                                                and a 4.0% Credit)
                                ------------------------------------------------

---------------------------------- -------- --------- -------- ---------- ------
                                   1        3         5        10      Inception
                                  Year     Years     Years     Years     to Date
---------------------------------- -------- --------- -------- --------- -------
WFVT Equity Income 1                 N/A      N/A       N/A       N/A      3.56%
WFVT Large Company Growth 1          N/A      N/A       N/A       N/A     24.62%
WFVT Asset Allocation 2            12.11%    18.17%   18.02%      N/A     15.76%
WFVT Growth  2                     23.48%    21.97%   22.75%      N/A     20.34%
WFVT Equity Value 2                 0.00%     N/A       N/A       N/A     -2.82%
WFVT Corporate Bond 3                N/A      N/A       N/A       N/A      3.53%
WFVT Small Cap Growth 4            70.50%    10.14%     N/A       N/A     12.89%

AST Janus Overseas Growth          87.33%    35.95%     N/A       N/A     35.95%
AST American Century               69.41%    31.08%     N/A       N/A     31.08%
  International Growth

AST American Century               35.31%    14.99%   13.38%      N/A     10.09%
  International Growth II 5
AST Janus Small-Cap Growth 6       148.13%   38.33%   32.52%      N/A     27.94%
AST Kemper Small-Cap Growth          N/A      N/A       N/A       N/A     59.90%
AST Lord Abbett Small Cap Value    11.58%     N/A       N/A       N/A      4.84%
AST T. Rowe Price Small Company     3.14%    4.94%      N/A       N/A      4.94%
  Value

AST NB Mid-Cap Growth 7            55.23%    28.56%   24.46%      N/A     23.31%
AST NB Mid-Cap Value 8              8.36%    9.16%    12.19%      N/A      8.71%
AST MFS Growth 9                     N/A      N/A       N/A       N/A     17.19%
AST Marsico Capital Growth         56.47%     N/A       N/A       N/A     47.29%
AST JanCap Growth                  58.96%    49.56%   41.88%      N/A     29.30%
AST Cohen & Steers Realty           4.86%     N/A       N/A       N/A     -6.80%
AST American Century Income &      26.11%    18.96%     N/A       N/A     18.96%
  Growth 10
AST INVESCO Equity Income          14.58%    15.91%   18.16%      N/A     14.21%
AST PIMCO Total Return Bond         1.42%    5.85%     7.20%      N/A      5.29%
AST PIMCO Limited Maturity Bond     6.00%    5.40%      N/A       N/A      4.78%

AA Growth                          37.15%    35.41%   30.09%    21.62%    21.80%

MV Emerging Markets                69.01%    0.68%      N/A       N/A      1.24%

INVESCO VIF Technology 9             N/A      N/A       N/A       N/A     71.83%
INVESCO VIF Health Sciences 9        N/A      N/A       N/A       N/A     17.93%
---------------------------------- -------- --------- -------- --------- -------

1.   These Portfolios were first offered as Sub-accounts on September 20, 1999.
2. The condensed financial information of these Wells Fargo Variable Trust portfolios relate to prior periods when such portfolios were portfolios of Life & Annuity Trust. Pursuant to a shareholder vote, effective September 20, 1999, these Life & Annuity Trust portfolios transferred their assets to a corresponding portfolio of Wells Fargo Variable Trust.
3. This portfolio was first offered as a Sub-account on September 20, 1999 when, pursuant to a shareholder vote, the U.S. Government Allocation portfolio of Life & Annuity Trust was merged with the Income portfolio of Norwest Select Fund. The LAT U.S. Government Allocation portfolio no longer exists.
4. This portfolio was first offered as a Sub-account on September 20, 1999 when, pursuant to a shareholder vote, the Strategic Growth portfolio of Life & Annuity Trust was merged with the Small Company Stock portfolio of Norwest Select Fund. The LAT Strategic Growth portfolio no longer exists.
5. Effective May 1, 2000, American Century Investment Management, Inc. became Sub-advisor of the Portfolio. Prior to May 1, 2000, Rowe Price-Fleming International, Inc. served as Sub-advisor of the Portfolio, then named "AST
     T. Rowe Price International Equity Portfolio."
6. Effective December 31, 1998, Janus Capital Corporation became Sub-advisor of the Portfolio. Prior to December 31, 1998, Founders Asset Management, LLC served as the Sub-advisor of the Portfolio, then named "Founders Capital Appreciation Portfolio."
7. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-advisor to the Portfolio. Prior to May 1, 1998, Berger Associates, Inc. served as Sub-advisor to the Portfolio, then named the "Berger Capital Growth Portfolio."
8. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-advisor to the Portfolio. Prior to May 1, 1998, Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
9.   These Portfolios were first offered as Sub-accounts on October 18, 1999.

10. Effective May 3, 1999, American Century Investment Management, Inc. became Sub-advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Value Growth & Income."

Some of the underlying portfolios may be subject to an expense reimbursement or waiver that in the absence of such reimbursement or waiver would reduce the portfolio's performance.

The performance quoted in any advertising should not be considered a representation of the performance of these Sub-accounts in the future since performance is not fixed. Actual performance will depend on the type, quality and, for some of the Sub-accounts, the maturities of the investments held by the underlying mutual funds and upon prevailing market conditions and the response of the underlying mutual funds to such conditions. Actual performance will also depend on changes in the expenses of the underlying mutual funds. In addition, the amount of charges against each Sub-account will affect performance.

The information provided by these measures may be useful in reviewing the performance of the Sub-accounts, and for providing a basis for comparison with other annuities. These measures may be less useful in providing a basis for comparison with other investments that neither provide some of the benefits of such annuities nor are treated in a similar fashion under the Code.

HOW THE UNIT PRICE IS DETERMINED

For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of and charges assessed against a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

     a.   is the net result of:

          1. the net asset value per share of the underlying mutual fund shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid by the underlying mutual fund during that Valuation Period; plus or minus

          2. any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

     b.   is the net result of:

          1. the net asset value per share plus any declared and unpaid dividends per share of the underlying mutual fund shares held in that Sub-account at the end of the preceding Valuation Period; plus or minus

          2. any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

     c. is the mortality and expense risk charges and the administration charge.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the MVA.

We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the Securities and Exchange Commission and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).

Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA (see "Account Value of the Fixed Allocations").

We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment

The market value adjustment ("MVA") is used in determining the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined. Current Rates and available Guarantee Periods are those for the class of Annuities you purchase pursuant to the Prospectus available in conjunction with this Statement of Additional Information.

The formula is:

                           [(1+I) / (1+J+0.0010)]N/12

                                     where:

                  I is the interest rate being credited to the Fixed Allocation;

                  J is the interest rate (for your class of annuity) being credited to new Fixed Allocations with Guarantee Period durations equal to the number of years (rounded to the next higher integer when occurring on other than an anniversary of the beginning of the Fixed Allocation's Guarantee Period) remaining in your Fixed Allocation Guarantee Period;

                  N is the number of months (rounded to the next higher integer when occurring on other than a monthly anniversary of the beginning of the Guarantee Period) remaining in such Guarantee Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)]N/12.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date. The formula may be changed if Additional Amounts have been added to a Fixed Allocation.

Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:

1. If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2. If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights

You have voting rights in relation to Account Value maintained in the Sub-accounts. You do not have voting rights in relation to Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the underlying mutual funds or portfolios in which the Sub-accounts invest in the manner directed by Owners. Owners give instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares attributable to assets held in the Sub-accounts solely for us rather than on behalf of Owners, or any share as to which we have not received instructions, in the same manner and proportion as the shares for which we have received instructions. We will do so separately for each Sub-account from various classes that may invest in the same underlying mutual fund portfolio.

The number of votes for an underlying mutual fund or portfolio will be determined as of the record date for such underlying mutual fund or portfolio as chosen by its board of trustees or board of directors, as applicable. We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following matters: (a) changes to the board of trustees or board of directors, as applicable; (b) changing the independent accountant; (c) approval of changes to the investment advisory agreement or adoption of a new investment advisory agreement; (d) any change in the fundamental investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment advisory agreement, approval of a new investment advisory agreement or any change in fundamental investment policy, only Owners maintaining Account Value as of the record date in a Sub-account investing in the applicable underlying mutual fund portfolio will instruct us how to vote on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act.

Modification

We reserve the right to any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion thereof with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act of 1933, the Exchange Act of 1934 or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any variable investment option at any time.

Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.

We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.

We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.

Deferral of Transactions

We may defer any distribution or transfer from a Fixed Allocation or an annuity payout for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payout for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted (see "Pricing of Transfers and Distributions").

All procedures, including payment, based on the valuation of the Sub-accounts may be postponed during the period: (1) the New York Stock Exchange is closed (other than customary holidays or weekends) or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) the SEC permits postponement and so orders; or (3) the SEC determines that an emergency exists making valuation or disposal of securities not reasonably practical.

Misstatement of Age or Sex

If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit are based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer

We may limit or discontinue offering Annuities. Existing Annuities will not be affected by any such action.

INDEPENDENT AUDITORS


The consolidated financial statements of American Skandia Life Assurance Corporation at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of American Skandia Life Assurance Corporation Variable Account B - Class 1 - Stagecoach at December 31, 1999 and 1998 and for the years then ended, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


LEGAL EXPERTS


The General Counsel of American Skandia Life Assurance Corporation has passed on the legal matters with respect to Federal laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.


FINANCIAL STATEMENTS

American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts - Stagecoach)


The statements which follow in Appendix A are those of American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts) as of December 31, 1999 and for the periods ended December 31, 1999 and 1998. There are other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.


To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.


We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to American Skandia Life Assurance Corporation, Attention: Concierge Desk Stagecoach Annuity, P.O. Box 7038, Bridgeport, Connecticut, 06601-7038. Our
phone number is 1-800-680-8920. You may also forward such a request electronically to our Customer Service Department at customerservice@americanskandia.com.

                                   APPENDIX A

      Financial Statements for American Skandia Life Assurance Corporation
             Variable Account B (Class 1 Sub-accounts - Stagecoach)




                                                           American Skandia Life
                                                           Assurance Corporation

                                         Variable Account B - Class 1 Stagecoach

                                          Years ended December 31, 1999 and 1998

                          Independent Auditor's Report

To the Contractowners of

    American Skandia Life Assurance Corporation

    Variable Account B - Class 1 (Stagecoach Variable Annuity and Stagecoach Variable Annuity Plus) and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
    Shelton, Connecticut

We have audited the accompanying statement of assets, liabilities and contractowners' equity of the thirty sub-accounts of American Skandia Life Assurance Corporation Variable Account B - Class 1, referred to in Note 1, as of December 31, 1999, the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended December 31, 1999 and 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the thirty sub-accounts of American Skandia Life Assurance Corporation Variable Account B - Class 1, referred to in Note 1, at December 31, 1999, and the results of its operations for the year then ended, and its changes in net assets for the years ended December 31, 1999 and 1998 in conformity with accounting principles generally accepted in the United States.

                                                            /s/Ernst & Young LLP

Hartford, Connecticut
February 11, 2000

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARAIBLE ACCOUNT B --- CLASS 1 STAGECOACH
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 1999



------------------------------------------------------------------------------------------------------------------------------------

                                             ASSETS

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            American Century Income & Growth Portfolio - 22,095,941 shares ( cost $290,735,127)            345,801,474
            Lord Abbett Small Capitalization Portfolio - 6,414,610 shares ( cost $64,881,583)               69,726,806
            JanCap Growth Portfolio - 103,831,606 shares ( cost $3,883,020,235)                          5,732,542,952
            Neuberger & Berman Midcap Value Portfolio - 47,686,705 shares ( cost $651,134,498)             635,186,915
            Neuberger & Berman Midcap Growth Portfolio - 16,009,534 shares ( cost $260,538,153)            384,709,106
            T. Rowe Price International Equity Portfolio - 29,444,521 shares ( cost $389,739,216)          490,840,158
            T. Rowe Price Small Company Value Portfolio - 20,817,478 shares ( cost $248,235,898)           237,111,071
            Janus Small Cap Growth Portfolio - 31,736,665 shares ( cost $760,122,918)                    1,352,299,294
            PIMCO Total Return Bond Portfolio - 87,595,388 shares ( cost $997,425,203)                     962,673,310
            PIMCO Limited Maturity Bond Portfolio - 35,960,799 shares ( cost $387,404,475)                 389,455,453
            Invesco Equity Income Portfolio - 53,322,536 shares ( cost $910,057,507)                       994,465,289
            Janus Overseas Growth Portfolio - 58,829,837 shares ( cost $918,372,061)                     1,476,628,906
            Marsico Capital Growth Portfolio - 76,576,688 shares ( cost $1,155,474,722)                  1,657,119,527
            Stein Roe Small Capitalization Blend Portfolio - 0 shares ( cost $0)                                     -
            Cohen & Steers Real Estate Portfolio - 6,217,871 shares ( cost $53,085,665)                     51,981,399
            MFS Growth Portfolio - 408,303 shares ( cost $4,288,008)                                         4,613,822
      The Alger American Fund ( AAF ):
            Growth Portfolio - 26,803,020 shares ( cost $1,467,974,616)                                  1,725,578,449
      INVESCO Variable Investment Funds ( INVESCO ):
            VIF Technology Fund - 2,056,750 shares ( cost $64,027,645)                                      76,367,130
            VIF Health Sciences Fund - 556,707 shares ( cost $8,498,631)                                     8,918,453
      Montgomery Variable Series ( Montgomery ):
            Emerging Markets Portfolio - 11,170,263 shares ( cost $94,044,379)                             121,309,051
      Wells Fargo Variable Trust (WFVT):
            U.S. Gov't Asset Allocation Fund - 0 shares ( cost $0)                                                   -
            Asset Allocation Fund - 16,599,427 shares ( cost $213,168,384)                                 239,363,734
            Growth Fund - 5,325,227 shares ( cost $90,683,844)                                             128,337,973
            Money Market Fund - 42,126,762 shares ( cost $42,126,762)                                       42,126,762
            Equity Value Fund - 2,807,778 shares ( cost $26,476,508)                                        25,915,795
            Strategic Growth Fund - 0 shares ( cost $0)                                                              -
            Small Cap Growth Fund - 225,746 shares ( cost $2,621,846)                                        4,083,737
            Corporate Bond Fund - 3,805,480 shares ( cost $38,045,042)                                      37,369,810
            Equity Income Fund - 79,243 shares ( cost $1,351,110)                                            1,354,260
            Large Company Growth Fund - 189,004 shares ( cost $2,095,581)                                    2,273,714
                                                                                                 ----------------------
                          Total Invested Assets                                                       $ 17,198,154,350




Receivable from American Skandia Life Assurance Corporation                                                 11,818,669
                                                                                                 ----------------------
                          Total Receivables                                                               $ 11,818,669



                                                                                                 ----------------------
                          Total Assets                                                                $ 17,209,973,019
                                                                                                 ======================

------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements




------------------------------------------------------------------------------------------------------------------------------------

                                          LIABILITIES



Payable to American Skandia Trust                                                              8,416,672
Payable to Alger American Fund                                                                 1,229,207
Payable to INVESCO Variable Investment Funds                                                 $ 1,080,796
Payable to Montgomery Variable Series                                                            730,547
Payable to Wells Capital Management                                                              361,533
                                                                                  -----------------------
                          Total Liabilities                                                 $ 11,818,757




                                           NET ASSETS
                                                                           Unit
Contractowners' Equity                                       Units         Value
----------------------                                       -----         -----

       AST - American Century Income & Growth                 21,361,995    16.19            345,801,475
       AST - Lord Abbett Small Capitalization                  6,597,544    10.57             69,726,806
       AST - JanCap Growth                                    94,850,623    60.44          5,732,542,952
       AST - Neuberger & Berman Midcap Value                  37,864,586    16.78            635,186,915
       AST - Neuberger & Berman Midcap Growth                 13,460,525    28.58            384,709,106
       AST - T. Rowe Price International Equity               28,704,924    17.10            490,840,158
       AST - T. Rowe Price Small Company Value                21,340,168    11.11            237,111,071
       AST - Janus Small Cap Growth                           32,134,969    42.08          1,352,299,294
       AST - PIMCO Total Return Bond                          73,530,507    13.09            962,673,309
       AST - PIMCO Limited Maturity Bond                      32,560,943    11.96            389,455,453
       AST - INVESCO Equity Income                            46,660,160    21.31            994,465,288
       AST - Janus Overseas Growth                            61,117,418    24.16          1,476,628,906
       AST - Marsico Capital Growth                           78,684,943    21.06          1,657,119,527
       AST - Cohen & Steers Real Estate                        6,224,365     8.35             51,981,399
       AST - MFS Growth                                          409,467    11.27              4,613,822
       AAF - Growth                                           20,747,944    83.17          1,725,578,449
       INVESCO - VIF Technology                                4,622,242    16.52             76,367,130
       INVESCO - VIF Health Sciences                             786,518    11.34              8,918,454
       Montgomery Emerging Markets                            12,060,036    10.06            121,309,051
       WFVT - Asset Allocation                                10,783,373    22.20            239,363,734
       WFVT - Growth                                           4,625,477    27.75            128,337,973
       WFVT - Money Market                                     3,500,017    12.04             42,126,761
       WFVT - Equity Value                                     2,826,839     9.17             25,915,795
       WFVT - Strategic Growth                                         0        -                      -
       WFVT - Small Cap Growth                                   247,735    16.48              4,083,737
       WFVT - Corporate Bond                                   3,758,299     9.94             37,369,810
       WFVT - Equity Income                                      136,006     9.96              1,354,260
       WFVT - Large Company Growth                               189,740    11.98              2,273,627
                                                                                  -----------------------
                          Total Contractowners' Equity                                  $ 17,198,154,262
                                                                                        ----------------



                          Total Liabilities & Contractowners' Equity                    $ 17,209,973,019
                                                                                  =======================

------------------------------------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENT OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 1999



------------------------------------------------------------------------------------------------------------------------------------

                                                                         Class 1 Sub-account Investing In:
                                                                         -----------------------------------------------------------

                                                                                                         AST-Lord Abbett
                                                                                 AST-American Century    Small            AST-JanCap
                                                                         Total         Income & Growth   Capitalization       Growth
                                                     -------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                             $ 92,994,117   $ 1,584,242    $ -          $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (180,007,272)   (3,454,984)   (763,677)     (60,311,575)
                                                                         -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (87,013,156)   (1,870,742)   (763,677)     (60,311,575)
                                                                         -----------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     6,594,045,834    21,418,069  30,561,202    2,033,899,820
   Cost of Securities Sold                                                 5,162,507,530    17,005,492  31,140,131    1,126,525,190

                                                                         -----------------------------------------------------------
       Net Gain (Loss)                                                     1,431,538,304     4,412,577    (578,929)     907,374,630
   Capital Gain Distributions Received                                       365,031,680     8,918,862           -      127,410,955
                                                                         -----------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   1,796,569,983    13,331,439    (578,929)   1,034,785,585
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                     1,460,063,553    17,817,571    (973,276)     975,598,025
   End of Period                                                           4,172,524,733    55,066,347   4,845,224    1,849,522,716
                                                                         -----------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 2,712,461,180    37,248,776   5,818,500      873,924,691
                                                                         -----------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 4,422,018,007  $ 48,709,473 $ 4,475,894  $ 1,848,398,701
                                                                         ===========================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.



                                                                            --------------------------------------------------------
                                                                         AST-Neuberger   AST-Neuberger   AST-T. Rowe Price    AST-T.
                                                                           & Berman     & Berman        International     Rowe Price
                                                                         Midcap Value   Midcap Growth   Equity       Small Co. Value
                                                                          ----------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                            $ 3,718,683     $ -            $ 3,089,023   $ 2,171,877
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (7,726,283)     (3,839,123)    (6,221,970)   (3,702,459)
                                                                         -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (4,007,600)     (3,839,123)    (3,132,947)   (1,530,582)
                                                                         -----------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     236,425,703     184,743,622    659,959,681   133,607,738
   Cost of Securities Sold                                                 234,829,673     181,133,192    629,878,234   150,005,662

                                                                         -----------------------------------------------------------
       Net Gain (Loss)                                                       1,596,030       3,610,430     30,081,447   (16,397,924)
   Capital Gain Distributions Received                                       8,421,721      19,462,524     20,776,843             -
                                                                         -----------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    10,017,751      23,072,954     50,858,290   (16,397,924)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                       1,186,365      20,293,402     28,632,731   (25,859,136)
   End of Period                                                           (15,947,584)    124,170,953    101,100,943   (11,124,827)
                                                                         -----------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 (17,133,949)    103,877,551     72,468,212    14,734,309
                                                                         -----------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ (11,123,798)  $ 123,111,382  $ 120,193,555  $ (3,194,197)
                                                                         ===========================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.



                                                                      --------------------------------------------------------------

                                                                                        AST-PIMCO        AST-PIMCO       AST-INVESCO
                                                                      AST-Janus         Total Return    Limited Maturity      Equity
                                                                      Small Cap Growth       Bond             Bond            Income
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                             $ -            $ 38,881,388  $ 18,013,269  $ 14,777,191
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (7,487,156)    (13,791,672)   (5,341,640)  (13,210,564)
                                                                          ----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (7,487,156)     25,089,716    12,671,629     1,566,627
                                                                          ----------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                      283,189,711     269,314,929   129,411,273   244,093,440
   Cost of Securities Sold                                                  211,561,340     264,300,818   126,546,782   193,162,493

                                                                          ----------------------------------------------------------
       Net Gain (Loss)                                                       71,628,371       5,014,111     2,864,491    50,930,947
   Capital Gain Distributions Received                                                -      28,719,684             -    22,905,980
                                                                          ----------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                     71,628,371      33,733,795     2,864,491    73,836,927
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                       16,114,597      47,662,729    10,583,962    76,363,914
   End of Period                                                            592,176,377     (34,751,893)    2,050,978    84,407,782
                                                                          ----------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  576,061,780     (82,414,622)   (8,532,984)    8,043,868
                                                                          ----------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $ 640,202,995   $ (23,591,111)  $ 7,003,136  $ 83,447,422
                                                                          ==========================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.


                                                                     ---------------------------------------------------------------
                                                                                                                         AST-Cohen &
                                                                        AST-Janus        AST-Marsico      AST-Stein Roe       Steers
                                                                     Overseas Growth  Capital Growth    Small Cap Blend     Real Est
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                             $ -                 $ 384,745     $ -         $ 900,629
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (11,482,288)     (14,578,847)     (39,039)    (667,759)
                                                                           --------------  -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (11,482,288)     (14,194,102)     (39,039)     232,870
                                                                           --------------  -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                       798,115,548      301,330,985    9,802,445   28,665,886
   Cost of Securities Sold                                                   711,907,435      226,892,145   10,593,250   31,697,634

                                                                           --------------  -----------------------------------------
       Net Gain (Loss)                                                        86,208,113       74,438,840     (790,805)  (3,031,748)
   Capital Gain Distributions Received                                                 -          458,858            -            -
                                                                           --------------  -----------------------------------------

NET REALIZED GAIN (LOSS)                                                      86,208,113       74,897,698     (790,805)  (3,031,748)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        17,354,609       67,547,327     (194,637)  (3,001,389)
   End of Period                                                             558,256,845      501,644,806            -   (1,104,266)
                                                                           --------------  -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                   540,902,236      434,097,479      194,637    1,897,123
                                                                           --------------  -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $ 615,628,061    $ 494,801,075   $ (635,207)  $ (901,755)
                                                                           ==============  =========================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.


                                                                   -----------------------------------------------------------------
                                                                      AST-MFS                          INVESCO-VIF       INVESCO-VIF
                                                                      Growth                           Technology    Health Sciences
                                                                      Oct. 18* thru                    Oct. 18* thru   Oct. 18* thru
                                                                      Dec. 31, 1999     AAF - Growth   Dec. 31, 1999   Dec. 31, 1999
                                                                   -----------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                              $ -         $ 1,865,189      $ -           $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)     (5,717)    (20,292,740)      (107,676)     (12,609)
                                                                          -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                  (5,717)    (18,427,551)      (107,676)     (12,609)
                                                                          -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     1,053,763   1,011,406,666     10,730,859    5,323,759
   Cost of Securities Sold                                                 1,028,897     797,532,466      7,398,547    5,127,052

                                                                          -------------------------------------------------------
       Net Gain (Loss)                                                        24,866     213,874,200      3,332,312      196,707
   Capital Gain Distributions Received                                             -     127,352,242              -        3,465
                                                                          -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                      24,866     341,226,442      3,332,312      200,172
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                             -     201,568,393              -            -
   End of Period                                                             325,814     257,603,832     12,339,485      419,823
                                                                          -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                   325,814      56,035,439     12,339,485      419,823
                                                                          -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $ 344,963   $ 378,834,330   $ 15,564,121    $ 607,386
                                                                          =======================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.


                                                                         -----------------------------------------------------------
                                                                             Montgomery     WFVT-U.S.
                                                                             Emerging     Govt Asset      WFVT-Asset            WFVT
                                                                              Markets     Allocation      Allocation          Growth
                                                                         -----------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                 $ 12,441  $ 1,263,276    $ 3,901,388      $ 143,632
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)     (1,258,267)    (379,008)    (2,798,244)    (1,595,150)
                                                                          ----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                  (1,245,826)     884,268      1,103,144     (1,451,518)
                                                                          ----------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                       101,005,955   44,108,980      4,775,503      7,019,245
   Cost of Securities Sold                                                   106,742,361   45,690,251      3,883,403      4,185,019

                                                                          ----------------------------------------------------------
       Net Gain (Loss)                                                        (5,736,406)  (1,581,271)       892,100      2,834,226
   Capital Gain Distributions Received                                                 -       54,642        199,638              -
                                                                          ----------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                      (5,736,406)  (1,526,629)     1,091,738      2,834,226
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                       (23,884,814)    (384,112)    13,551,158     19,469,275
   End of Period                                                              27,264,672            -     26,195,350     37,654,128
                                                                          ----------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                    51,149,486      384,112     12,644,192     18,184,853
                                                                          ----------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ 44,167,254   $ (258,249)  $ 14,839,074   $ 19,567,561
                                                                          ==========================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.


                                                                    ----------------------------------------------------------------
                                                                                                                                WFVT
                                                                                                                    Small Cap Growth
                                                                         WFVT           WFVT-Equity   WFVT-Strategic   Oct. 18* thru
                                                                         Money Market        Value          Growth     Dec. 31, 1999
                                                                   -----------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                             1,469,877      $ 183,539       $ -             $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (472,257)      (279,249)       (16,015)        (12,329)
                                                                           ----------------------------  ------------  -------------
NET INVESTMENT INCOME (LOSS)                                                  997,620        (95,710)       (16,015)        (12,329)
                                                                           ----------------------------  ------------  -------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     35,665,794      2,909,340      3,241,156         673,940
   Cost of Securities Sold                                                 35,665,794      2,917,831      3,016,168         540,182

                                                                           ----------------------------  ------------  -------------
       Net Gain (Loss)                                                              -         (8,491)       224,988         133,758
   Capital Gain Distributions Received                                              -              -        346,266               -
                                                                           ----------------------------  ------------  -------------

NET REALIZED GAIN (LOSS)                                                            -         (8,491)       571,254         133,758
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              -        405,617        211,242               -
   End of Period                                                                    -       (560,713)             -       1,461,891
                                                                           ----------------------------  ------------  -------------

NET UNREALIZED GAIN (LOSS)                                                          -       (966,330)      (211,242)      1,461,891
                                                                           ----------------------------  ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ 997,620   $ (1,070,531)     $ 343,997     $ 1,583,320
                                                                           ============================  ============  =============


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.


                                                                          ----------------------------------------------------------
                                                                                 WFVT                 WFVT                WFVT
                                                                            Corporate Bond       Equity Income  Large Company Growth
                                                                             Oct. 18* thru       Oct. 18* thru         Oct. 18* thru
                                                                             Dec. 31, 1999       Dec. 31, 1999         Dec. 31, 1999
                                                                          ----------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                   $ 621,637          $ 12,091           $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)          (154,398)           (2,247)           (2,330)
                                                                              ---------------    --------------    -------------
NET INVESTMENT INCOME (LOSS)                                                        467,239             9,844            (2,330)
                                                                              ---------------    --------------    -------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            1,542,023            38,965             9,834
   Cost of Securities Sold                                                        1,551,456            39,048             9,584

                                                                              ---------------    --------------    -------------
       Net Gain (Loss)                                                               (9,433)              (83)              250
   Capital Gain Distributions Received                                                    -                 -                 -
                                                                              ---------------    --------------    -------------

NET REALIZED GAIN (LOSS)                                                             (9,433)              (83)              250
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                    -                 -                 -
   End of Period                                                                   (675,233)            3,150           178,133
                                                                              ---------------    --------------    -------------

NET UNREALIZED GAIN (LOSS)                                                         (675,233)            3,150           178,133
                                                                              ---------------    --------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (217,427)         $ 12,911         $ 176,053
                                                                              ===============    ==============    =============


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                          Class 1 Sub-account Investing In:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      AST - American Century
                                                                       Total                                Income & Growth
------------------------------------------------------------------------------------------------------------------------------------
                                                            Year Ended         Year Ended          Year Ended            Year Ended
                                                          Dec. 31, 1999      Dec. 31, 1998      Dec. 31, 1999         Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ (87,013,156)    $ (27,398,105)      $ (1,870,742)          $ (1,531,352)
     Net Realized Gain (Loss)                             1,796,569,983     $ 890,578,115         13,331,439              5,429,638
     Net Unrealized Gain (Loss) On Investments            2,712,461,180       942,959,119         37,248,776             10,590,684
                                                          -------------       -----------         ----------             ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   4,422,018,007     1,806,139,129         48,709,473             14,488,970
                                                          -------------     -------------         ----------             ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                   3,390,358,013     1,905,973,996         91,265,885             61,495,420
     Net Transfers Between Sub-accounts                     738,569,357       845,943,305         36,249,731              2,422,664
     Surrenders                                            (947,709,422)     (477,002,171)       (15,256,845)            (8,429,933)
                                                           ------------      ------------        -----------             ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   3,181,217,948     2,274,915,130        112,258,771             55,488,151
                                                          -------------     -------------        -----------             ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   7,603,235,955     4,081,054,259        160,968,244             69,977,121
                                                          -------------     -------------        -----------             ----------

NET ASSETS:
     Beginning of Period                                  9,594,918,305     5,513,864,046        184,833,231            114,856,110
                                                          -------------     -------------        -----------            -----------
     End of Period                                     $ 17,198,154,260   $ 9,594,918,305      $ 345,801,475          $ 184,833,231
                                                       ================   ===============      =============          =============
------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------------------------
                                                                    AST - Lord Abbett                                AST
                                                                  Small Capitalization                         JanCap Growth
------------------------------------------------------------------------------------------------------------------------------------
                                                              Year Ended         Year Ended         Year Ended            Year Ended
                                                           Dec. 31, 1999       Dec. 31, 1998     Dec. 31, 1999         Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                           $ (763,677)       $ (294,164)     $ (60,311,575)          $ (25,000,547)
     Net Realized Gain (Loss)                                 (578,929)       (1,027,968)     1,034,785,585             393,370,021
     Net Unrealized Gain (Loss) On Investments               5,818,500          (973,276)       873,924,691             764,112,708
                                                             ---------          --------        -----------             -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                      4,475,894        (2,295,408)     1,848,398,701           1,132,482,182
                                                             ---------        ----------      -------------           -------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                     27,031,518        22,512,506      1,067,968,042             414,857,558
     Net Transfers Between Sub-accounts                      2,025,241        22,491,651        (63,694,319)            279,794,860
     Surrenders                                             (4,015,662)       (2,498,934)      (308,428,489)           (128,085,250)
                                                            ----------        ----------       ------------            ------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                     25,041,097        42,505,223        695,845,234             566,567,168
                                                            ----------        ----------        -----------             -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                     29,516,991        40,209,815      2,544,243,935           1,699,049,350
                                                            ----------        ----------      -------------           -------------

NET ASSETS:
     Beginning of Period                                    40,209,815                 -      3,188,299,017           1,489,249,667
                                                            ----------                        -------------           -------------
     End of Period                                        $ 69,726,806      $ 40,209,815    $ 5,732,542,952         $ 3,188,299,017
                                                          ============      ============    ===============         ===============
------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------------------------
                                                               AST - Neuberger & Berman                 AST - Neuberger & Berman
                                                                      Midcap Value                             Midcap Growth
------------------------------------------------------------------------------------------------------------------------------------
                                                          Year Ended         Year Ended         Year Ended            Year Ended
                                                        Dec. 31, 1999      Dec. 31, 1998     Dec. 31, 1999         Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (4,007,600)      $ 1,345,597       $ (3,839,123)            $ (2,876,348)
     Net Realized Gain (Loss)                              10,017,751        25,980,780         23,072,954               37,001,331
     Net Unrealized Gain (Loss) On Investments            (17,133,949)      (30,098,646)       103,877,551                9,705,037
                                                          -----------       -----------        -----------                ---------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (11,123,798)       (2,772,269)       123,111,382               43,830,020
                                                          -----------        ----------        -----------               ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                    69,866,864        76,489,166         46,001,103               47,822,905
     Net Transfers Between Sub-accounts                   357,483,913         8,248,593        (21,926,231)              (4,944,376)
     Surrenders                                           (45,253,125)      (14,121,421)       (18,862,465)             (12,106,097)
                                                          -----------       -----------        -----------              -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   382,097,652        70,616,338          5,212,407               30,772,432
                                                          -----------        ----------          ---------               ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   370,973,854        67,844,069        128,323,789               74,602,452
                                                          -----------        ----------        -----------               ----------

NET ASSETS:
     Beginning of Period                                  264,213,061       196,368,992        256,385,317              181,782,865
                                                          -----------       -----------        -----------              -----------
     End of Period                                      $ 635,186,915     $ 264,213,061      $ 384,709,106            $ 256,385,317
                                                        =============     =============      =============            =============
------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  AST - T. Rowe Price                       AST - T. Rowe Price
                                                                 International Equity                      Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
                                                           Year Ended         Year Ended         Year Ended           Jan. 3, thru*
                                                         Dec. 31, 1999      Dec. 31, 1998      Dec. 31, 1999          Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

     Net Investment Income (Loss)                        $ (3,132,947)     $ (1,335,571)      $ (1,530,582)            $ (2,712,872)
     Net Realized Gain (Loss)                              50,858,290        30,257,725        (16,397,924)               5,518,986
     Net Unrealized Gain (Loss) On Investments             72,468,212        27,598,237         14,734,309              (39,680,260)
                                                           ----------        ----------         ----------              -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   120,193,555        56,520,391         (3,194,197)             (36,874,146)
                                                          -----------        ----------         ----------              -----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                    33,425,909        46,380,644         46,713,574              102,452,405
     Net Transfers Between Sub-accounts                   (82,874,435)      (66,151,831)       (68,408,489)              37,432,618
     Surrenders                                           (31,080,164)      (27,235,418)       (14,739,893)             (11,861,604)
                                                          -----------       -----------        -----------              -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   (80,528,690)      (47,006,605)       (36,434,808)             128,023,419
                                                          -----------       -----------        -----------              -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    39,664,865         9,513,786        (39,629,005)              91,149,273
                                                           ----------         ---------        -----------               ----------

NET ASSETS:
     Beginning of Period                                  451,175,293       441,661,507        276,740,076              185,590,803
                                                          -----------       -----------        -----------              -----------
     End of Period                                      $ 490,840,158     $ 451,175,293      $ 237,111,071            $ 276,740,076
                                                        =============     =============      =============            =============
------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------------------------
                                                                      AST - Janus                               AST - PIMCO
                                                                    Small Cap Growth                         Total Return Bond
------------------------------------------------------------------------------------------------------------------------------------
                                                           Year Ended         Year Ended         Year Ended            Year Ended
                                                         Dec. 31, 1999      Dec. 31, 1998     Dec. 31, 1999         Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (7,487,156)     $ (3,422,151)      $ 25,089,716             $ 15,263,189
     Net Realized Gain (Loss)                              71,628,371        18,925,956         33,733,795               23,503,068
     Net Unrealized Gain (Loss) On Investments            576,061,780        (5,924,936)       (82,414,622)              14,635,867
                                                          -----------        ----------        -----------               ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   640,202,995         9,578,869        (23,591,111)              53,402,124
                                                          -----------         ---------        -----------               ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                   201,984,481        36,385,240        268,341,763              216,394,952
     Net Transfers Between Sub-accounts                   282,244,629       (17,848,281)       (61,802,224)             102,268,526
     Surrenders                                           (36,756,036)      (16,930,504)       (82,490,942)             (58,367,611)
                                                          -----------       -----------        -----------              -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   447,473,074         1,606,455        124,048,597              260,295,867
                                                          -----------         ---------        -----------              -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 1,087,676,069        11,185,324        100,457,486              313,697,991
                                                        -------------        ----------        -----------              -----------

NET ASSETS:
     Beginning of Period                                  264,623,225       253,437,901        862,215,823              548,517,832
                                                          -----------       -----------        -----------              -----------
     End of Period                                    $ 1,352,299,294     $ 264,623,225      $ 962,673,309            $ 862,215,823
                                                      ===============     =============      =============            =============
------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------------------------
                                                                     AST - PIMCO                              AST - INVESCO
                                                                Limited Maturity Bond                         Equity Income
------------------------------------------------------------------------------------------------------------------------------------
                                                          Year Ended         Year Ended         Year Ended            Year Ended
                                                        Dec. 31, 1999       Dec. 31, 1998     Dec. 31, 1999         Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ 12,671,629       $ 9,547,863        $ 1,566,627              $ 1,713,893
     Net Realized Gain (Loss)                               2,864,491         4,568,671         73,836,927               74,959,901
     Net Unrealized Gain (Loss) On Investments             (8,532,984)       (1,474,643)         8,043,868                 (659,786)
                                                           ----------        ----------          ---------                 --------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                     7,003,136        12,641,891         83,447,422               76,014,008
                                                            ---------        ----------         ----------               ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                    80,167,192        79,844,302        197,744,545              173,016,669
     Net Transfers Between Sub-accounts                     1,458,005        (7,724,284)       (10,371,533)               8,653,629
     Surrenders                                           (37,887,402)      (27,572,405)       (69,353,138)             (43,203,454)
                                                          -----------       -----------        -----------              -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    43,737,795        44,547,613        118,019,874              138,466,844
                                                           ----------        ----------        -----------              -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    50,740,931        57,189,504        201,467,296              214,480,852
                                                           ----------        ----------        -----------              -----------

NET ASSETS:
     Beginning of Period                                  338,714,522       281,525,018        792,997,992              578,517,140
                                                          -----------       -----------        -----------              -----------
     End of Period                                      $ 389,455,453     $ 338,714,522      $ 994,465,288            $ 792,997,992
                                                        =============     =============      =============            =============
------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------------------------
                                                                   AST - Janus                              AST - Marsico
                                                                  Overseas Growth                           Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
                                                         Year Ended         Year Ended         Year Ended            Year Ended
                                                        Dec. 31, 1999      Dec. 31, 1998     Dec. 31, 1999         Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (11,482,288)     $ (4,910,351)     $ (14,194,102)            $ (3,805,339)
     Net Realized Gain (Loss)                              86,208,113        37,016,434         74,897,698               10,988,279
     Net Unrealized Gain (Loss) On Investments            540,902,236        12,041,766        434,097,479               67,527,282
                                                          -----------        ----------        -----------               ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   615,628,061        44,147,849        494,801,075               74,710,222
                                                          -----------        ----------        -----------               ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                   224,252,910       161,955,466        463,545,461              195,804,087
     Net Transfers Between Sub-accounts                   102,132,687       153,831,178        191,591,888              309,697,826
     Surrenders                                           (51,686,777)      (24,183,836)       (63,339,875)             (16,853,192)
                                                          -----------       -----------        -----------              -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   274,698,820       291,602,808        591,797,474              488,648,721
                                                          -----------       -----------        -----------              -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   890,326,881       335,750,657      1,086,598,549              563,358,943
                                                          -----------       -----------      -------------              -----------

NET ASSETS:
     Beginning of Period                                  586,302,025       250,551,368        570,520,978                7,162,035
                                                          -----------       -----------        -----------                ---------
     End of Period                                    $ 1,476,628,906     $ 586,302,025    $ 1,657,119,527            $ 570,520,978
                                                      ===============     =============    ===============            =============

------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------------------------
                                                            AST - Stein Roe Small                     AST - Cohen & Steers
                                                                  Cap Blend                                Real Estate
------------------------------------------------------------------------------------------------------------------------------------
                                                       Year Ended        Jan. 8* thru        Year Ended           Jan. 2* thru
                                                     Dec. 31, 1999      Dec. 31, 1998      Dec. 31, 1999         Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (39,039)        $ (60,801)         $ 232,870               $ (297,537)
     Net Realized Gain (Loss)                            (790,805)         (491,410)        (3,031,748)              (1,007,887)
     Net Unrealized Gain (Loss) On Investments            194,637          (194,637)         1,897,123               (3,001,389)
                                                          -------          --------          ---------               ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                  (635,207)         (746,848)          (901,755)              (4,306,813)
                                                         --------          --------           --------               ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                   779,054         4,745,696         19,294,009               17,163,867
     Net Transfers Between Sub-accounts                (8,663,776)        4,842,295          4,829,373               19,402,833
     Surrenders                                          (199,193)         (122,021)        (2,478,936)              (1,021,179)
                                                         --------          --------         ----------               ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (8,083,915)        9,465,970         21,644,446               35,545,521
                                                       ----------         ---------         ----------               ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (8,719,122)        8,719,122         20,742,691               31,238,708
                                                       ----------         ---------         ----------               ----------

NET ASSETS:
     Beginning of Period                                8,719,122                 -         31,238,708                        -
                                                        ---------                           ----------
     End of Period                                    $ -               $ 8,719,122       $ 51,981,399             $ 31,238,708
                                                        ==              ===========       ============             ============
------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - MFS                       AAF                       INVESCO - VIF
                                                            Growth                       Growth                       Technology
------------------------------------------------------------------------------------------------------------------------------------
                                                        Oct. 18* thru       Year Ended         Year Ended           Oct. 18* thru
                                                        Dec. 31, 1999     Dec. 31, 1999       Dec. 31, 1998         Dec. 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                           $ (5,717)    $ (18,427,551)     $ (10,081,222)              $ (107,676)
     Net Realized Gain (Loss)                                 24,866       341,226,442        230,577,307                3,332,312
     Net Unrealized Gain (Loss) On Investments               325,814        56,035,439        105,084,379               12,339,485
                                                             -------        ----------        -----------               ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                      344,963       378,834,330        325,580,464               15,564,121
                                                             -------       -----------        -----------               ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                    2,446,515       352,548,365        122,856,808               14,334,899
     Net Transfers Between Sub-accounts                    1,847,389        34,203,976          9,590,556               46,864,762
     Surrenders                                              (25,045)     (122,793,315)       (60,097,640)                (396,652)
                                                             -------      ------------        -----------                 --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    4,268,859       263,959,026         72,349,724               60,803,009
                                                           ---------       -----------         ----------               ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    4,613,822       642,793,356        397,930,188               76,367,130
                                                           ---------       -----------        -----------               ----------

NET ASSETS:
     Beginning of Period                                           -     1,082,785,093        684,854,905                        -
                                                                         -------------        -----------
     End of Period                                       $ 4,613,822   $ 1,725,578,449    $ 1,082,785,093             $ 76,367,130
                                                         ===========   ===============    ===============             ============
-----------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Montgomery
                                                                   INVESCO - VIF                      Emerging
                                                                  Health Sciences                      Markets
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Oct. 18* thru            Year Ended         Year Ended
                                                                   Dec. 31, 1999           Dec. 31, 1999      Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                          $ (12,609)     $ (1,245,826)      $ (1,028,716)
     Net Realized Gain (Loss)                                                200,172        (5,736,406)       (26,592,612)
     Net Unrealized Gain (Loss) On Investments                               419,823        51,149,486        (10,896,085)
                                                                             -------        ----------        -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                      607,386        44,167,254        (38,517,413)
                                                                             -------        ----------        -----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                                    2,251,483        18,463,324         15,292,607
     Net Transfers Between Sub-accounts                                    6,167,329        (1,990,882)       (11,481,926)
     Surrenders                                                             (107,744)       (4,534,033)        (4,308,589)
                                                                            --------        ----------         ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                    8,311,068        11,938,409           (497,908)
                                                                           ---------        ----------           --------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                    8,918,454        56,105,663        (39,015,321)
                                                                           ---------        ----------        -----------

NET ASSETS:
     Beginning of Period                                                           -        65,203,388        104,218,709
                                                                                            ----------        -----------
     End of Period                                                       $ 8,918,454     $ 121,309,051       $ 65,203,388
                                                                         -----------     -------------       ------------
------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------------------------
                                                         WFVT - U.S. Government                        WFVT - Asset
                                                                 Allocation                            Allocation
------------------------------------------------------------------------------------------------------------------------------------
                                                       Year Ended         Year Ended         Year Ended            Year Ended
                                                      Dec. 31, 1999     Dec. 31, 1998     Dec. 31, 1999            Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ 884,268         $ 947,979        $ 1,103,144              $ 1,364,961
     Net Realized Gain (Loss)                           (1,526,629)          958,041          1,091,738               12,088,797
     Net Unrealized Gain (Loss) On Investments             384,112          (685,840)        12,644,192               11,689,872
                                                           -------          --------         ----------               ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (258,249)        1,220,180         14,839,074               25,143,630
                                                          --------         ---------         ----------               ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                  5,438,649        10,589,124         76,044,468               47,939,195
     Net Transfers Between Sub-accounts                (38,039,714)        2,321,267          3,973,006                4,091,437
     Surrenders                                         (1,571,863)       (2,140,918)       (11,665,243)              (7,468,234)
                                                        ----------        ----------        -----------               ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (34,172,928)       10,769,473         68,352,231               44,562,398
                                                       -----------        ----------         ----------               ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (34,431,177)       11,989,653         83,191,305               69,706,028
                                                       -----------        ----------         ----------               ----------

NET ASSETS:
     Beginning of Period                                34,431,177        22,441,524        156,172,429               86,466,401
                                                        ----------        ----------        -----------               ----------
     End of Period                                    $ -               $ 34,431,177      $ 239,363,734            $ 156,172,429
                                                       ==               ============      =============            =============
------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------------------------
                                                                      WFVT                                    WFVT
                                                                     Growth                                 Money Market
------------------------------------------------------------------------------------------------------------------------------------
                                                          Year Ended        Year Ended         Year Ended              Year Ended
                                                        Dec. 31, 1999     Dec. 31, 1998      Dec. 31, 1999            Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (1,451,518)       $ (781,241)         $ 997,620                $ 558,359
     Net Realized Gain (Loss)                               2,834,226         8,601,993                  -                      (27)
     Net Unrealized Gain (Loss) On Investments             18,184,853        12,945,926                  -                        -
                                                           ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                    19,567,561        20,766,678            997,620                  558,332
                                                           ----------        ----------            -------                  -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                    15,690,585        14,071,330         49,141,712               29,075,845
     Net Transfers Between Sub-accounts                    (1,367,538)       (1,011,201)       (18,209,341)             (12,805,681)
     Surrenders                                            (6,385,977)       (4,896,873)       (16,090,829)              (5,298,758)
                                                           ----------        ----------        -----------               ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                     7,937,070         8,163,256         14,841,542               10,971,406
                                                            ---------         ---------         ----------               ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    27,504,631        28,929,934         15,839,162               11,529,738
                                                           ----------        ----------         ----------               ----------

NET ASSETS:
     Beginning of Period                                  100,833,342        71,903,408         26,287,599               14,757,861
                                                          -----------        ----------         ----------               ----------
     End of Period                                      $ 128,337,973     $ 100,833,342       $ 42,126,761             $ 26,287,599
                                                        =============     =============       ============             ============
------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  WFVT - Equity                           WFVT - Strategic
                                                                      Value                                 Growth
------------------------------------------------------------------------------------------------------------------------------------
                                                           Year Ended        May. 4* thru      Year Ended           May. 4* thru
                                                        Dec. 31, 1999       Dec. 31, 1998     Dec. 31, 1999         Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ (95,710)          $ 2,589          $ (16,015)                $ (4,323)
     Net Realized Gain (Loss)                                (8,491)          (39,164)           571,254                   (9,745)
     Net Unrealized Gain (Loss) On Investments             (966,330)          405,617           (211,242)                 211,242
                                                           --------           -------           --------                  -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                  (1,070,531)          369,042            343,997                  197,174
                                                         ----------           -------            -------                  -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                  10,941,564         8,163,400            682,913                  664,804
     Net Transfers Between Sub-accounts                   6,280,145         2,581,848         (2,018,084)                 239,104
     Surrenders                                          (1,188,543)         (161,130)           (72,738)                 (37,170)
                                                         ----------          --------            -------                  -------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  16,033,166        10,584,118         (1,407,909)                 866,738
                                                         ----------        ----------         ----------                  -------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  14,962,635        10,953,160         (1,063,912)               1,063,912
                                                         ----------        ----------         ----------                ---------

NET ASSETS:
     Beginning of Period                                 10,953,160                 -          1,063,912                        -
                                                         ----------                            ---------
     End of Period                                     $ 25,915,795      $ 10,953,160                $ -              $ 1,063,912
                                                       ------------      ------------                --               -----------
----------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------------------------
                                                            WFVT               WFVT               WFVT                  WFVT
                                                      Small Cap Growth    Corporate Bond     Equity Income      Large Company Growth
------------------------------------------------------------------------------------------------------------------------------------
                                                       Oct. 18* thru       Oct. 18* thru     Oct. 18* thru           Oct. 18* thru
                                                       Dec. 31, 1999       Dec. 31, 1999     Dec. 31, 1999           Dec. 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ (12,329)        $ 467,239            $ 9,844                 $ (2,330)
     Net Realized Gain (Loss)                               133,758            (9,433)               (83)                     250
     Net Unrealized Gain (Loss) On Investments            1,461,891          (675,233)             3,150                  178,133
                                                          ---------          --------              -----                  -------

     Net Increase (Decrease) In Net Assets Resulting

        From Operations                                   1,583,320          (217,427)            12,911                  176,053
                                                          ---------          --------             ------                  -------

CAPITAL SHARE TRANSACTIONS:

     Transfers of Annuity Fund Deposits                     302,822         1,362,627            876,640                1,449,137
     Net Transfers Between Sub-accounts                   2,228,483        37,221,494            474,686                  659,186
     Surrenders                                             (30,888)         (996,884)            (9,977)                 (10,749)
                                                            -------          --------             ------                  -------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   2,500,417        37,587,237          1,341,349                2,097,574
                                                          ---------        ----------          ---------                ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   4,083,737        37,369,810          1,354,260                2,273,627
                                                          ---------        ----------          ---------                ---------

NET ASSETS:
     Beginning of Period                                          -                 -                  -                        -
     End of Period                                      $ 4,083,737      $ 37,369,810        $ 1,354,260              $ 2,273,627
                                                        ===========      ============        ===========              ===========
----------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account B - Class 1 Stagecoach

Notes to Financial Statements
December 31, 1999

--------------------------------------------------------------------------------


1.   ORGANIZATION

     American Skandia Life Assurance Corporation Variable Account B - Class 1 Stagecoach (the "Account") is a separate investment account of American Skandia Life Assurance Corporation ("American Skandia" or "Company"). The Account is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust. The Account commenced operations September 20, 1988.

     As of December 31, 1999, the Account consisted of seventy-five sub-accounts. These financial statements report on thirty sub-accounts offered in the American Skandia's Stagecoach Variable Annuity, Stagecoach Variable Annuity Plus, Stagecoach Extra Credit and Stagecoach Variable Annuity Flex. Each of the twenty-eight sub-accounts invests only in a single corresponding portfolio of either The Alger American Fund, American Skandia Trust, Montgomery Variable Series, Wells Fargo Variable Trust, or Invesco Variable Funds (the "Trusts"). Fred Alger Management, Inc. is the advisor for The Alger American Fund. American Skandia Investment Services, Incorporated, an affiliate, is the investment manager for American Skandia Trust, while Lord Abbett & Co., Janus Capital Corporation, Neuberger Berman Management Incorporated, T. Rowe Price Associates, Inc., Rowe Price-Fleming International, Inc., Pacific Investment Management Company, INVESCO Funds Group Inc., American Century Investment Management, Inc., Marisco Capital Management LLC, Cohen and Steers Capital Management, Inc., and Massachusetts Financial Services Co. are the sub-advisors. Montgomery Asset Management, L.P. is the investment advisor for the Montgomery Variable Series. Wells Fargo Bank N.A. is the investment manager for the Wells Fargo Variable Trust. Invesco Funds Group, Inc. is the investment advisor for the Invesco Variable Investment Funds.

     The investment advisors are paid fees for their services by the respective Trusts.

     During 1999, the following sub-accounts incurred a name change: AST Janus Small Cap Growth (formerly AST Founders Capital Appreciation) and AST American Century Income & Growth (formerly AST Putnam Growth & Income).

2.   VALUATION OF INVESTMENTS

     The market value of the investments in the sub-accounts is based on the net asset values of the Trust shares held at the end of the current period. Transactions are accounted for on the trade date and dividend income is recognized on an accrual basis. Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.   ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.   INCOME TAXES

     American Skandia does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account; therefore, no charges for federal income taxes are currently deducted from the Account. If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

     Under current laws, American Skandia may incur state and local income taxes (in addition to premium tax) in several states. The Company does not anticipate that these will be significant. However, American Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

      Section  817(h) of the  Internal  Revenue  Code  provides  that a variable annuity contract, in order to qualify as an annuity, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of the insurance companies). If the diversification requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract. The Treasury Department's regulations prescribe the diversification requirements for variable annuity contracts. The Company believes the underlying mutual fund portfolios complied with the terms of these regulations.

6.   CONTRACT CHARGES

     The following contract charges are paid to American Skandia, which provides administrative services to the Account:

     Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.25% of the net assets.

     Administrative Fees - Charged daily against the Account at an annual rate of .15% of the net assets. A maintenance fee of $30 per contractowner account is deducted at the end of each contract year and on surrender.

     Contingent Deferred Sales Charges are computed as set forth in the respective prospectus' of the Stagecoach Variable Annuity, the Stagecoach Variable Annuity Plus and the Stagecoach Extra Credit Variable Annuity. These charges may be imposed on the full or partial surrender of certain contracts. There is no contingent deferred sales charge if all premiums were received at least eight complete years prior to the date of the full or partial surrender.

7.    YEAR 2000 COMPLIANCE (UNAUDITED)

     The Company's computer support is provided by its affiliate American Skandia Information Services and Technology Corporation.

     The Company has experienced no significant errors or disruptions in computer service, interfaces with computer systems of investment manager, sub-advisors, third party administrators, vendors and other business partners on or after January 1, 2000.

     American Skandia engaged external information technology specialists to review the operating systems and internally developed software. The costs associated with these assessments and Year 2000 related remediation were allocated across the American Skandia Group. No cost were allocated to the Separate Accounts.

     American Skandia continues to review new and existing systems and has contingency plans in place as part of its Business Continuity Plan. The plan involves virtually all aspects of the business and will continue to be a focus of management beyond the Year 2000 event.





                       STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (CLASS 1 SUB-ACCOUNTS) and AMERICAN SKANDIA LIFE ASSURANCE CORPORATION. The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE CORPORATION. The assets supporting the fixed investment options are maintained in AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and registered solely under the Securities Act of 1933.

                                TABLE OF CONTENTS

ITEM                                                                                                                   PAGE

General Information about American Skandia                                                                                2
|X|      American Skandia Life Assurance Corporation                                                                      2
|X|      American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)                            2
|X|      American Skandia Life Assurance Corporation Separate Account D                                                   3

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated                                              4

How Performance Data is Calculated                                                                                        5
|X|      Current and Effective Yield                                                                                      5
|X|      Total Return                                                                                                     5

How the Unit Price is Determined                                                                                          8

Additional Information on Fixed Allocations                                                                               9
|X|      How We Calculate the Market Value Adjustment                                                                     9

General Information                                                                                                      10
|X|      Voting Rights                                                                                                   10
|X|      Modification                                                                                                    10
|X|      Deferral of Transactions                                                                                        11
|X|      Misstatement of Age or Sex                                                                                      11
|X|      Ending the Offer                                                                                                11

Independent Auditors                                                                                                     11

Legal Experts                                                                                                            12

Financial Statements                                                                                                     12
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B
                 (Class 1 Sub-accounts)                                                                                  13



--------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATlON IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITIES FOR WHICH IT
RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA LIFE ASSURANCE CORPORATION, P.O. BOX 883, SHELTON, CONNECTICUT 06484, OR TELEPHONE 1-800-752-6342. OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@AMERICANSKANDIA.COM.

--------------------------------------------------------------------------------
Date of Prospectus:  May 1, 2000
Date of Statement of Additional Information: May 1, 2000
EVAXT - SAI (05/2000)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance Corporation ("we", "our" or "us") is a wholly-owned subsidiary of American Skandia, Inc. ("ASI"), formerly known as American Skandia Investment Holding Corporation. ASI's indirect parent is Skandia Insurance Company Ltd. Skandia Insurance Company Ltd. is part of a group of companies whose predecessor commenced operations in 1855. Skandia Insurance Company Ltd. is a major worldwide insurance company operating from Stockholm, Sweden which owns and controls, directly or through subsidiary companies, numerous insurance and related companies. We are organized as a Connecticut stock life insurance company, and are subject to Connecticut law governing insurance companies. Our mailing address is P.O. Box 883, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (Class 1 Sub-accounts)

American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts), also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B. The Sub-accounts offered pursuant to this Prospectus are all Class 1 Sub-accounts of Separate Account B. Each class of Sub-accounts in Separate Account B has a different level of charges assessed against such Sub-accounts. Each Sub-account invests exclusively in an underlying mutual fund or a portfolio of an underlying mutual fund. You will find additional information about these underlying mutual funds and portfolios in the prospectuses for such funds.

Separate Account B is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the underlying mutual funds or fund portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

During the accumulation phase, we offer a number of Sub-accounts as variable investment options. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such variable investment options available, we will notify Owners of the availability of such Sub-accounts. As of the date of the Prospectus and Statement of Additional Information, our Sub-accounts and the underlying mutual funds or portfolios in which they invest are as follows. Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust.


         Separate Account B Sub-account                                                    Underlying Mutual Fund Portfolio

         EVA Omega                                                       Omega portfolio of EvergreenVariable Annuity Trust
         EVA Equity Index                                        Equity Index portfolio of Evergreen Variable Annuity Trust
         EVA Foundation                                            Foundation portfolio of Evergreen Variable Annuity Trust
         EVA Global Leaders                                    Global Leaders portfolio of Evergreen Variable Annuity Trust
         EVA Small Cap Value                                  Small Cap Value portfolio of Evergreen Variable Annuity Trust
         EVA Special Equity                                    Special Equity portfolio of Evergreen Variable Annuity Trust
         EVA Strategic Income                                Strategic Income portfolio of Evergreen Variable Annuity Trust
         EVA Capital Growth                                    Capital Growth portfolio of Evergreen Variable Annuity Trust
         EVA Blue Chip                                              Blue Chip portfolio of Evergreen Variable Annuity Trust

         Davis Value                                                   Value portfolio of Davis Variable Account Fund, Inc.

         AST AIM International Equity                                                          AST AIM International Equity
         AST JanCap Growth                                                                                AST JanCap Growth
         AST Fed High Yield                                                                        AST Federated High Yield
         AST MFS Growth with Income                                                              AST MFS Growth with Income
         AST MFS Growth                                                                                      AST MFS Growth
         AST Money Market                                                                                  AST Money Market

         INVESCO VIF Dynamics                                 Dynamics portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Technology                             Technology portfolio of INVESCO Variable Investment Funds, Inc.


A brief summary of the investment objectives and policies of each underlying mutual fund portfolio is found in the Prospectuses. More detailed information about the investment objectives, policies, charges, operations, the attendant risks and other details pertaining to each underlying mutual fund portfolio are described in the prospectus of each underlying mutual fund and the statements of additional information for such underlying mutual fund. Also included in such information is the investment policy of each mutual fund or portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any underlying mutual fund or portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund or portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the underlying mutual fund portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Code.

We may make other underlying mutual funds available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio of an underlying mutual fund may be disclosed in its prospectus. However, addition of a portfolio does not require us to create a new Sub-account to invest in that portfolio. We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American Skandia Life Assurance Corporation Separate Account D, also referred to as Separate Account D, was established by us pursuant to Connecticut law. During the accumulation phase, assets supporting our obligations based on Fixed
Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.

We have sole discretion over the investment managers retained to manage the assets maintained in Separate Account D. We currently employ investment managers for Separate Account D including, but not limited to, J.P. Morgan Investment Management Inc. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s).

We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:

     1. The State of New York, which is one of the jurisdictions in which we are licensed to do business, requires that we meet certain "matching" requirements. These requirements address the matching of the durations of the assets with the durations of obligations supported by such assets. We believe these matching requirements are designed to control an insurer's ability to risk investing in long-term assets to support short term interest rate guarantees. We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

     2. We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:

          a. Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.

          b. At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.

We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Connecticut and other state insurance laws.

     3. The assets in Separate Account D are accounted for at their market value, rather than at book value.

     4. We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.

We may or may not be able to obtain approval in the future in certain jurisdictions of endorsements to individual or group annuities that include the type of Fixed Allocations offered pursuant to this Prospectus. If such approval is obtained, we may take those steps needed to make such Fixed Allocations available to purchasers to whom Annuities were issued prior to the date of such approval.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing, Incorporated ("ASM"), a wholly-owned subsidiary of ASI, is the distributor and principal underwriter of the securities offered through this prospectus and Statement of Additional Information. American Skandia Life Assurance Corporation and American Skandia Investment Services, Incorporated ("ASISI"), the investment manager of American Skandia Trust and American Skandia Advisor Funds, Inc., are also wholly-owned subsidiaries of ASI. American Skandia Information Services and Technology Corporation ("ASIST"), also a wholly-owned subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.


ASM acts as the distributor of a number of annuity and life insurance products we offer and both American Skandia Trust and American Skandia Advisor Funds, Inc., a family of retail mutual funds. ASM also acts as an introducing broker-dealer through which it receives a portion of brokerage commissions in connection with purchases and sales of securities held by portfolios of American Skandia Trust which are offered as underlying investment options under the Annuity.


ASM's principal business address is One Corporate Drive, Shelton, Connecticut 06484. ASM is registered as broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous basis. ASM enters into distribution agreements with independent broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration. Applications for the Annuity are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of the firm. Compensation is generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account. No compensation is payable on Annuities purchased by a member of the designated class of Owners.

In addition, firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to us or our affiliates. We or ASM may enter into compensation arrangements with certain firms. These arrangements will not be offered to all firms and the terms of such arrangements may differ between firms. Any such compensation will be paid by us or ASM and will not result in any additional charge to you. To the extent permitted by NASD rules and other applicable laws and regulations, ASM may pay or allow other promotional incentives or payments in the form of cash or other compensation.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the performance of Sub-accounts using two types of measures. These measures are "current and effective yield", which may be used for money market-type Sub-accounts (like the AST Money Market Sub-account) and "total return", which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield

The current yield of a money market-type Sub-account is calculated based upon a seven day period ending on the date of calculation. The current yield of such a Sub-account is computed by determining the change (exclusive of capital changes) in the Account Value of a hypothetical pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical Allocation") having a balance of one Unit at the beginning of the period, subtracting a hypothetical maintenance fee, and dividing such net change in the Account Value of the Hypothetical Allocation by the Account Value of the Hypothetical Allocation at the beginning of the same period to obtain the base period return, and multiplying the result by (365/7). The resulting figure will be carried to at least the nearest l00th of one percent.

We compute effective compound yield for a money market-type Sub-account according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on assets of such a Sub-account. Net investment income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective yields for a hypothetical contract. The yield is calculated based on the performance of the AST Money Market Sub-account during the last seven days of the calendar year ending prior to the date of this Prospectus. At the beginning of the seven day period, the hypothetical contract had a balance of one Unit. The current and effective yields reflect the recurring charge against the Sub-account. Please note that current and effective yield information will fluctuate. This information may not provide a basis for comparisons with deposits in banks or other institutions which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.


   Sub-account           Current Yield                     Effective Yield
   -----------           -------------                     ---------------
AST Money Market             3.03%                              3.07%


Total Return

Total return for the other Sub-accounts is computed by using the formula:

                                  P(1+T)n = ERV

                                     where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account Value of the hypothetical $1,000 payment as of the end of the period over which total return is being measured.

Many of the Sub-accounts offered as variable investment options for the Annuities have been available as variable investment options in other annuities we offer under one or more separate accounts of American Skandia Life Assurance Corporation. In addition, some of the underlying mutual fund portfolios existed prior to the inception of these Sub-accounts. Performance quoted in advertising regarding any such Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial offering of the Annuities, or periods during which the underlying mutual fund portfolios have been in existence, but the Sub-accounts have not. Such hypothetical performance is calculated using the same assumptions employed in calculating actual performance since inception of the Sub-accounts.

"Standard Total Return" figures assume that all charges and fees are applicable, including any contingent deferred sales charge that may apply for the period shown. "Non-standard Total Return" figures may also be used that do not reflect all fees and charges. Non-standard Total Returns are calculated in the same manner as standardized returns except that the calculations may assume no redemption at the end of the applicable periods, thus these figures may not take into consideration the Annuity's contingent deferred sales charge.

Non-standard Total Returns reflect the addition of Credits. The Non-standard Total Return numbers provided may assume Credits equal to 1.5%, 3.0%, 4.0% or 5.0%, respectively, of Purchase Payments. The amount of the Credit applicable is described in detail in the "How Do I Receive Credits?" section of the Prospectus. The percentage of the Credit depends on the age and the cumulative amount of Purchase Payments received. In addition, the amount of the Credits may be deducted from the amount payable at death under limited circumstances (see "Death Benefit"). The impact of Credits on Total Return is particularly pronounced for the shorter durations for which Total Return is measured, such as one and three years. You should take this into considerations in any comparison of Total Return between the Sub-accounts and investment options offered pursuant to other annuities.

As described in the Prospectus, Annuities may be offered in certain situations in which the contingent deferred sales charge or certain other charges or fees may be eliminated or reduced. Advertisements of performance in connection with the offer of such Annuities will be based on the charges applicable to such Annuities.

Shown below are total return figures for the periods shown. Figures are shown only for Sub-accounts operational as of December 31, 1999. The "inception-to-date" figures shown below are based on the inception date of an underlying mutual fund portfolio. "N/A" means "not applicable" and indicates that the underlying mutual fund portfolio was not in operation for the applicable period. Any performance of such portfolios prior to inception of a Sub-account is provided by the underlying mutual funds. The total return for any Sub-account reflecting performance prior to such Sub-account's inception is based on such information.

                                 -------------------------------------------------- -- ---------------------------------------------
                                               Standard Total Return                               Non-Standard Total Return

                                 -------------------------------------------------- -- ---------------------------------------------
                                 -------------------------------------------------- -- ---------------------------------------------
                                           (Assuming maximum CDSC and                  (Assuming maximum CDSC, with maintenance fees
                                                 maintenance fees)                                    and a 1.5% Credit)

                                 -------------------------------------------------- -- ---------------------------------------------

------------------------------ -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----
                                  1        3         5         10     Inception       1         3         5         10     Inception
                                Year     Years     Years     Years     to Date        Year     Years     Years      Years    to Date
---------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------
EVA Global Leaders 1             N/A      N/A       N/A       N/A       8.62%         N/A       N/A       N/A       N/A       9.71%
EVA Special Equity 1             N/A      N/A       N/A       N/A      13.39%         N/A       N/A       N/A       N/A      14.52%

AST AIM International Equity 2 53.27%    28.97%    20.44%    12.41%    14.90%        54.78%    28.88%    20.12%    11.95%    14.40%
AST MFS Growth 1                 N/A      N/A       N/A       N/A       4.13%         N/A       N/A       N/A       N/A       5.18%
AST JanCap Growth              44.28%    46.25%    40.33%     N/A      28.49%        45.71%    46.15%    39.96%     N/A      27.95%
AST MFS Growth with Income 1     N/A      N/A       N/A       N/A      -3.64%         N/A       N/A       N/A       N/A      -2.67%
AST Fed High Yield             -7.97%    1.74%     7.36%      N/A       5.51%        -7.04%    1.67%     7.06%      N/A       5.17%

INVESCO Technology 1             N/A      N/A       N/A       N/A      56.65%         N/A       N/A       N/A       N/A      58.19%
INVESCO Dynamics 1               N/A      N/A       N/A       N/A      30.57%         N/A       N/A       N/A       N/A      31.86%
---------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------

                                --------------------------------------------------- -- ---------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return

                                --------------------------------------------------- -- ---------------------------------------------
                                --------------------------------------------------- -- ---------------------------------------------
                                 (Assuming maximum CDSC, with maintenance fees         (Assuming maximum CDSC, with maintenance fees
                                                and a 3.0% Credit)                                    and a 4.0% Credit)

                                --------------------------------------------------- -- ---------------------------------------------

----------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----
                                 1        3         5         10     Inception        1         3         5         10     Inception
                               Year     Years     Years     Years     to Date        Year     Years     Years      Years    to Date
---------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------
EVA Global Leaders 1              N/A      N/A       N/A       N/A      12.14%         N/A       N/A       N/A       N/A      13.36%
EVA Special Equity 1              N/A      N/A       N/A       N/A      17.04%         N/A       N/A       N/A       N/A      18.31%

AST AIM International Equity 2  58.12%    30.29%    21.18%    12.74%    15.22%        59.81%    30.78%    21.47%    12.90%    15.38%
AST MFS Growth 1                  N/A      N/A       N/A       N/A       7.51%         N/A       N/A       N/A       N/A       8.69%
AST JanCap Growth               48.87%    47.74%    41.17%     N/A      29.03%        50.46%    48.28%    41.51%     N/A      29.26%
AST MFS Growth with Income 1      N/A      N/A       N/A       N/A      -0.50%         N/A       N/A       N/A       N/A       0.60%
AST Fed High Yield              -4.96%    2.83%     8.02%      N/A       6.06%        -3.91%    3.23%     8.29%      N/A       6.28%

INVESCO Technology 1              N/A      N/A       N/A       N/A      61.61%         N/A       N/A       N/A       N/A      63.33%
INVESCO Dynamics 1                N/A      N/A       N/A       N/A      34.74%         N/A       N/A       N/A       N/A      36.19%
---------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------

                                --------------------------------------------------- -- ---------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return

                                --------------------------------------------------- -- ---------------------------------------------
                                --------------------------------------------------- -- ---------------------------------------------
                                  (Assuming maximum CDSC, with maintenance fees            (Assuming no CDSC, with maintenance fees
                                                and a 5.0% Credit)                                    and a 1.5% Credit)

                                --------------------------------------------------- -- ---------------------------------------------

-------------------------------------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----
                                 1        3         5         10     Inception        1         3         5         10     Inception
                               Year     Years     Years     Years     to Date        Year     Years     Years      Years    to Date
------------------------------------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------
EVA Global Leaders 1              N/A      N/A       N/A       N/A      14.53%         N/A       N/A       N/A       N/A      18.21%
EVA Special Equity 1              N/A      N/A       N/A       N/A      19.53%         N/A       N/A       N/A       N/A      23.02%

AST AIM International Equity 2  61.43%    31.22%    21.71%    13.01%    15.48%        63.28%    30.56%    20.83%    11.95%    14.40%
AST MFS Growth 1                  N/A      N/A       N/A       N/A       9.81%         N/A       N/A       N/A       N/A      13.68%
AST JanCap Growth               51.99%    48.77%    41.78%     N/A      29.43%        54.21%    47.46%    40.34%     N/A      28.00%
AST MFS Growth with Income 1      N/A      N/A       N/A       N/A       1.65%         N/A       N/A       N/A       N/A       5.83%
AST Fed High Yield              -2.90%    3.59%     8.51%      N/A       6.45%        1.46%     4.34%     8.17%      N/A       5.87%

INVESCO Technology 1              N/A      N/A       N/A       N/A      64.98%         N/A       N/A       N/A       N/A      66.69%
INVESCO Dynamics 1                N/A      N/A       N/A       N/A      37.58%         N/A       N/A       N/A       N/A      40.36%
------------------------------------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------


                                --------------------------------------------------- -- ---------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return

                                --------------------------------------------------- -- ---------------------------------------------
                                --------------------------------------------------- -- ---------------------------------------------
                                     (Assuming no CDSC, with maintenance fees              (Assuming no CDSC, with maintenance fees
                                                and a 3.0% Credit)                                    and a 4.0% Credit)

                                --------------------------------------------------- -- ---------------------------------------------

------------------------------------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----
                                1        3         5         10     Inception        1         3         5         10     Inception
                              Year     Years     Years     Years     to Date        Year     Years     Years      Years    to Date
------------------------------------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------
EVA Global Leaders 1              N/A      N/A       N/A       N/A      20.64%         N/A       N/A       N/A       N/A      21.86%
EVA Special Equity 1              N/A      N/A       N/A       N/A      25.54%         N/A       N/A       N/A       N/A      26.81%

AST AIM International Equity 2  66.62%    31.94%    21.87%    12.74%    15.22%        68.31%    32.42%    22.15%    12.90%    15.38%
AST MFS Growth 1                  N/A      N/A       N/A       N/A      16.01%         N/A       N/A       N/A       N/A      17.19%
AST JanCap Growth               57.37%    49.02%    41.55%     N/A      29.07%        58.96%    49.56%    41.88%     N/A      29.30%
AST MFS Growth with Income 1      N/A      N/A       N/A       N/A       8.00%         N/A       N/A       N/A       N/A       9.10%
AST Fed High Yield               3.54%    5.44%     9.10%      N/A       6.73%        4.59%     5.83%     9.36%      N/A       6.95%

INVESCO Technology 1              N/A      N/A       N/A       N/A      70.11%         N/A       N/A       N/A       N/A      71.83%
INVESCO Dynamics 1                N/A      N/A       N/A       N/A      43.24%         N/A       N/A       N/A       N/A      44.69%
---------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------


                              --------------------------------------------------
                                         Non-Standard Total Return

                              --------------------------------------------------
                              --------------------------------------------------
                                  (Assuming no CDSC, with maintenance fees
                                             and a 5.0% Credit)
                              --------------------------------------------------

------------------------------ -------- --------- --------- --------- ----------
                                   1        3         5         10     Inception
                                 Year     Years     Years     Years     to Date
------------------------------ -------- --------- --------- --------- ----------
EVA Global Leaders 1              N/A      N/A       N/A       N/A      23.03%
EVA Special Equity 1              N/A      N/A       N/A       N/A      28.03%

AST AIM International Equity 2  69.93%    32.84%    22.38%    13.01%    15.48%
AST MFS Growth 1                  N/A      N/A       N/A       N/A      18.31%
AST JanCap Growth               60.49%    50.04%    42.15%     N/A      29.47%
AST MFS Growth with Income 1      N/A      N/A       N/A       N/A      10.15%
AST Fed High Yield               5.60%    6.16%     9.57%      N/A       7.12%

INVESCO Technology 1              N/A      N/A       N/A       N/A      73.48%
INVESCO Dynamics 1                N/A      N/A       N/A       N/A      46.08%
------------------------------ -------- --------- --------- --------- ----------

1.   These Portfolios were first offered as Sub-accounts on October 18, 1999.
2. Effective May 3, 1999, A I M Capital Management, Inc. became Sub-advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam International Equity." Prior to October 15, 1996, Seligman Henderson Co. served as the Sub-advisor of the Portfolio, then named "Seligman Henderson International Equity Portfolio."

Some of the underlying portfolios may be subject to an expense reimbursement or waiver that in the absence of such reimbursement or waiver would reduce the portfolio's performance.

The performance quoted in any advertising should not be considered a representation of the performance of these Sub-accounts in the future since performance is not fixed. Actual performance will depend on the type, quality and, for some of the Sub-accounts, the maturities of the investments held by the underlying mutual funds and upon prevailing market conditions and the response of the underlying mutual funds to such conditions. Actual performance will also depend on changes in the expenses of the underlying mutual funds. In addition, the amount of charges against each Sub-account will affect performance.

The information provided by these measures may be useful in reviewing the performance of the Sub-accounts, and for providing a basis for comparison with other annuities. These measures may be less useful in providing a basis for comparison with other investments that neither provide some of the benefits of such annuities nor are treated in a similar fashion under the Code.

HOW THE UNIT PRICE IS DETERMINED

For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of and charges assessed against a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.   is the net result of:

     1. the net asset value per share of the underlying mutual fund shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid by the underlying mutual fund during that Valuation Period; plus or minus

     2. any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

b.   is the net result of:

     1. the net asset value per share plus any declared and unpaid dividends per share of the underlying mutual fund shares held in that Sub-account at the end of the preceding Valuation Period; plus or minus

     2. any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

c.   is the mortality and expense risk charges and the administration charge.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the MVA.

We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the Securities and Exchange Commission and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).

Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA (see "Account Value of the Fixed Allocations").

We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment

The market value adjustment ("MVA") is used in determining the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined. Current Rates and available Guarantee Periods are those for the class of Annuities you purchase pursuant to the Prospectus available in conjunction with this Statement of Additional Information.

The formula is:

                           [(1+I) / (1+J+0.0010)]N/12

                                     where:

                  I is the interest rate being credited to the Fixed Allocation;

                  J is the interest rate (for your class of annuity) being credited to new Fixed Allocations with Guarantee Period durations equal to the number of years (rounded to the next higher integer when occurring on other than an anniversary of the beginning of the Fixed Allocation's Guarantee Period) remaining in your Fixed Allocation Guarantee Period;

                  N is the number of months (rounded to the next higher integer when occurring on other than a monthly anniversary of the beginning of the Guarantee Period) remaining in such Guarantee Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)]N/12.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date. The formula may be changed if Additional Amounts have been added to a Fixed Allocation.

Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:

1. If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2. If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights

You have voting rights in relation to Account Value maintained in the Sub-accounts. You do not have voting rights in relation to Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the underlying mutual funds or portfolios in which the Sub-accounts invest in the manner directed by Owners. Owners give instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares attributable to assets held in the Sub-accounts solely for us rather than on behalf of Owners, or any share as to which we have not received instructions, in the same manner and proportion as the shares for which we have received instructions. We will do so separately for each Sub-account from various classes that may invest in the same underlying mutual fund portfolio.

The number of votes for an underlying mutual fund or portfolio will be determined as of the record date for such underlying mutual fund or portfolio as chosen by its board of trustees or board of directors, as applicable. We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following matters: (a) changes to the board of trustees or board of directors, as applicable; (b) changing the independent accountant; (c) approval of changes to the investment advisory agreement or adoption of a new investment advisory agreement; (d) any change in the fundamental investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment advisory agreement, approval of a new investment advisory agreement or any change in fundamental investment policy, only Owners maintaining Account Value as of the record date in a Sub-account investing in the applicable underlying mutual fund portfolio will instruct us how to vote on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act.

Modification

We reserve the right to any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion thereof with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act of 1933, the Exchange Act of 1934 or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any variable investment option at any time.

Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.

We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.

We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.

Deferral of Transactions

We may defer any distribution or transfer from a Fixed Allocation or an annuity payout for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payout for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted (see "Pricing of Transfers and Distributions").

All procedures, including payment, based on the valuation of the Sub-accounts may be postponed during the period: (1) the New York Stock Exchange is closed (other than customary holidays or weekends) or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) the SEC permits postponement and so orders; or (3) the SEC determines that an emergency exists making valuation or disposal of securities not reasonably practical.

Misstatement of Age or Sex

If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit are based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer

We may limit or discontinue offering Annuities. Existing Annuities will not be affected by any such action.

INDEPENDENT AUDITORS


The consolidated financial statements of American Skandia Life Assurance Corporation at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of American Skandia Life Assurance Corporation Variable Account B - Class 1 at December 31, 1999 and 1998 and for the years then ended, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS


The General Counsel of American Skandia Life Assurance Corporation has passed on the legal matters with respect to Federal laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut.


FINANCIAL STATEMENTS

American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)


The statements which follow in Appendix A are those of American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts) as of December 31, 1999 and for the periods ended December 31, 1999 and 1998. There are other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.


To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.


We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to American Skandia Life Assurance Corporation, Attention: Customer Service, P.O. Box 7038, Bridgeport, Connecticut 06601-7038. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at customerservice@americanskandia.com.

                                   APPENDIX A

      Financial Statements for American Skandia Life Assurance Corporation
                    Variable Account B (Class 1 Sub-accounts)

                                                           American Skandia Life
                                                           Assurance Corporation

                                                    Variable Account B - Class 1

                                          Years ended December 31, 1999 and 1998

                          Independent Auditor's Report

To the Contractowners of

    American Skandia Life Assurance Corporation
    Variable Account B - Class 1 and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

Shelton, Connecticut

We have audited the accompanying statement of assets, liabilities and contractowners' equity of the sixty-six sub-accounts of American Skandia Life Assurance Corporation Variable Account B - Class 1, referred to in Note 1, as of December 31, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1999 and 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sixty-six sub-accounts of American Skandia Life Assurance Corporation Variable Account B - Class 1, referred to in Note 1, at December 31, 1999, the results of its operations for the year then ended, and its changes in net assets for the years ended December 31, 1999 and 1998 in conformity with accounting principles generally accepted in the United States.

                                                            /s/Ernst & Young LLP

Hartford, Connecticut
February 11, 2000

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARAIBLE ACCOUNT B - CLASS 1
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 1999



------------------------------------------------------------------------------------------------------------------------------------

                                                    ASSETS

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            AIM International Equity Portfolio - 21,723,764 shares ( cost $505,950,437)                              $ 743,604,434
            AIM Balanced Portfolio - 32,116,597 shares ( cost $399,435,426)                                            489,456,933
            American Century Income & Growth Portfolio - 22,095,941 shares ( cost $290,735,127)                        345,801,474
            Lord Abbett Growth & Income Portfolio - 61,972,250 shares ( cost $1,291,910,866)                         1,456,347,883
            Lord Abbett Small Capitalization Portfolio - 6,414,610 shares ( cost $64,881,583)                           69,726,806
            JanCap Growth Portfolio - 103,831,606 shares ( cost $3,883,020,235)                                      5,732,542,952
            Money Market Portfolio - 2,322,042,974 shares ( cost $2,322,042,974)                                     2,322,042,974
            Neuberger & Berman Midcap Value Portfolio - 47,686,705 shares ( cost $651,134,498)                         635,186,915
            Neuberger & Berman Midcap Growth Portfolio - 16,009,534 shares ( cost $260,538,153)                        384,709,106
            Federated High Yield Portfolio - 50,161,976 shares ( cost $615,399,050)                                    597,930,754
            T. Rowe Price Asset Allocation Portfolio - 22,985,953 shares ( cost $355,229,646)                          433,515,073
            T. Rowe Price International Equity Portfolio - 29,444,521 shares ( cost $389,739,216)                      490,840,158
            T. Rowe Price International Bond Portfolio - 13,952,708 shares ( cost $140,959,208)                        133,945,992
            T. Rowe Price Natural Resources Portfolio - 7,484,490 shares ( cost $92,212,640)                            98,495,892
            T. Rowe Price Small Company Value Portfolio - 20,817,478 shares ( cost $248,235,898)                       237,111,071
            Janus Small Cap Growth Portfolio - 31,736,665 shares ( cost $760,122,918)                                1,352,299,294
            Founders Passport Portfolio - 8,395,488 shares ( cost $135,545,684)                                        206,780,861
            PIMCO Total Return Bond Portfolio - 87,595,388 shares ( cost $997,425,203)                                 962,673,310
            PIMCO Limited Maturity Bond Portfolio - 35,960,799 shares ( cost $387,404,475)                             389,455,453
            Invesco Equity Income Portfolio - 53,322,536 shares ( cost $910,057,507)                                   994,465,289
            Oppenheimer Large-Cap Growth Portfolio - 18,397,312 shares ( cost $257,649,299)                            348,629,056
            Janus Overseas Growth Portfolio - 58,829,837 shares ( cost $918,372,061)                                 1,476,628,906
            American Century Strategic Balanced Portfolio - 13,576,743 shares ( cost $179,762,398)                     207,724,173
            American Century International Growth Portfolio - 6,628,477 shares ( cost $94,160,530)                     148,477,884
            Marsico Capital Growth Portfolio - 76,576,688 shares ( cost $1,155,474,722)                              1,657,119,527
            Stein Roe Small Capitalization Blend Portfolio - 0 shares ( cost $0)                                                 -
            Cohen & Steers Real Estate Portfolio - 6,217,871 shares ( cost $53,085,665)                                 51,981,399
            Bankers Trust 500 Index Portfolio - 40,135,510 shares ( cost $535,170,175)                                 600,427,224
            Kemper Small Cap Portfolio - 52,611,873 shares ( cost $490,966,054)                                        820,219,100
            MFS Growth Portfolio - 408,303 shares ( cost $4,288,008)                                                     4,613,822
            MFS Growth with Income Portfolio - 739,211 shares ( cost $7,524,294)                                         7,776,503
            MFS Global Equity Portfolio - 116,433 shares ( cost $1,179,521)                                              1,285,416
      The Alger American Fund ( AAF ):
            Small Capitalization Portfolio - 0 shares ( cost $0)                                                                 -
            Growth Portfolio - 26,803,020 shares ( cost $1,467,974,616)                                              1,725,578,449
            Midcap Growth Portfolio - 23,281,648 shares ( cost $638,249,647)                                           750,367,517
      Alliance Variable Products Series Fund (AVP):
            Short Term Multi Market Portfolio - 0 shares ( cost $0)                                                              -
            Premier Growth Portfolio - 0 shares ( cost $0)                                                                       -
            Growth & Income Portfolio - 0 shares ( cost $0)                                                                      -
            U.S. Government / High Grade Securities Portfolio - 0 shares ( cost $0)                                              -
            Total Return Portfolio - 0 shares ( cost $0)                                                                         -
            International Portfolio - 0 shares ( cost $0)                                                                        -
            Money Market Portfolio - 0 shares ( cost $0)                                                                         -
            North American Government Income Portfolio - 0 shares ( cost $0)                                                     -
            Global Dollar Government Portfolio - 0 shares ( cost $0)                                                             -
            Utility Income Portfolio - 0 shares ( cost $0)                                                                       -
            Global Bond Portfolio - 0 shares ( cost $0)                                                                          -
            Conservative Investors Portfolio - 0 shares ( cost $0)                                                               -
            Growth Investors Portfolio - 0 shares ( cost $0)                                                                     -
            Growth Portfolio - 0 shares ( cost $0)                                                                               -
            Worldwide Privatization Portfolio - 0 shares ( cost $0)                                                              -
      Evergreen Funds:
            VA Global Leaders Fund - 17,077 shares ( cost $253,404)                                                        270,678
            VA Special Equity Fund - 156,763 shares ( cost $1,657,358)                                                   1,857,647
      INVESCO Variable Investment Funds ( INVESCO ):
            VIF Technology Fund - 2,056,750 shares ( cost $64,027,645)                                                  76,367,130
            VIF Financial Sevices Fund - 780,358 shares ( cost $8,592,125)                                               8,661,971
            VIF Telecommunications Fund - 3,860,020 shares ( cost $53,873,008)                                          63,497,337
            VIF Health Sciences Fund - 556,707 shares ( cost $8,498,631)                                                 8,918,453
            VIF Dynamics Fund - 1,488,844 shares ( cost $24,920,375)                                                    28,139,148
      Montgomery Variable Series ( Montgomery ):
            Emerging Markets Portfolio - 11,170,263 shares ( cost $94,044,379)                                         121,309,051
      Neuberger & Berman Advisers Management Trust ( NBAMT ):
            Partners Portfolio - 0 shares ( cost $0)                                                                             -
      ProFunds:
            VP Ultra OTC - 965,956 shares ( cost $52,584,698)                                                           68,515,248
            VP Europe - 91,061 shares ( cost $3,131,978)                                                                 3,352,875
            VP Small Cap - 270,530 shares ( cost $9,280,474)                                                             9,736,369
      Rydex Inc.:
            Nova Fund - 3,190,431 shares ( cost $54,124,421)                                                            59,246,310
            Ursa Value Fund - 3,130,033 shares ( cost $17,184,689)                                                      16,745,679
            OTC Fund - 8,205,524 shares ( cost $260,170,747)                                                           316,076,794
      Wells Fargo Variable Trust (WFVT):
            Equity Value Fund - 2,807,778 shares ( cost $26,476,508)                                                    25,915,795
                                                                                                         --------------------------
                          Total Invested Assets                                                                   $ 26,686,372,085




Receivable from American Skandia Life Assurance Corporation                                                             23,572,753
                                                                                                         --------------------------
                          Total Receivables                                                                           $ 23,572,753



                                                                                                         --------------------------
                          Total Assets                                                                            $ 26,709,944,838
                                                                                                         ==========================

-----------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements



------------------------------------------------------------------------------------------------------------------------------------

                                                  LIABILITIES


Payable to Alger American Fund                                                                                            1,744,915
Payable to American Skandia Skandia Trust                                                                                 6,635,667
Payable to Evergreen Funds                                                                                                   14,835
Payable to INVESCO Variable Investment Funds                                                                              1,368,983
Payable to Montgomery Variable Series                                                                                       730,547
Payable to ProFunds                                                                                                       5,821,468
Payable to Rydex Inc.                                                                                                     7,236,216
Payable to Wells Capital Management                                                                                          20,354
                                                                                                          --------------------------
                          Total Liabilities                                                                            $ 23,572,985






                                                  NET ASSETS
                                                                                                    Unit
Contractowners' Equity                                                         Units               Value
----------------------                                                         -----               -----
       AST - AIM International Equity                                             16,903,883      $43.99             $ 743,604,435
       AST - AIM Balanced                                                         23,102,272       21.19               489,456,933
       AST - American Century Income & Growth                                     21,361,995       16.19               345,801,475
       AST - Lord Abbett Growth and Income                                        52,766,579       27.60             1,456,347,883
       AST - Lord Abbett Small Capitalization                                      6,597,544       10.57                69,726,806
       AST - JanCap Growth                                                        94,850,623       60.44             5,732,542,952
       AST - Money Market                                                        187,609,708       12.38             2,322,042,913
       AST - Neuberger & Berman Midcap Value                                      37,864,586       16.78               635,186,915
       AST - Neuberger & Berman Midcap Growth                                     13,460,525       28.58               384,709,106
       AST - Federated High Yield                                                 41,588,401       14.38               597,930,754
       AST - T. Rowe Price Asset Allocation                                       22,002,028       19.70               433,515,073
       AST - T. Rowe Price International Equity                                   28,704,924       17.10               490,840,158
       AST - T. Rowe Price International Bond                                     12,533,037       10.69               133,945,992
       AST - T. Rowe Price Natural Resources                                       6,201,327       15.88                98,495,892
       AST - T. Rowe Price Small Company Value                                    21,340,168       11.11               237,111,071
       AST - Janus Small Cap Growth                                               32,134,969       42.08             1,352,299,294
       AST - Founders Passport                                                     8,818,599       23.45               206,780,861
       AST - PIMCO Total Return Bond                                              73,530,507       13.09               962,673,309
       AST - PIMCO Limited Maturity Bond                                          32,560,943       11.96               389,455,453
       AST - INVESCO Equity Income                                                46,660,160       21.31               994,465,288
       AST - Oppenheimer Large-Cap Growth                                         17,059,819       20.44               348,629,057
       AST - Janus Overseas Growth                                                61,117,418       24.16             1,476,628,906
       AST - American Century Strategic Balanced                                  13,944,535       14.90               207,724,173
       AST - American Century International Growth                                 6,855,601       21.66               148,477,885
       AST - Marsico Capital Growth                                               78,684,943       21.06             1,657,119,527
       AST - Stein Roe Small Capitalization Blend                                          0           -                         -
       AST - Cohen & Steers Real Estate                                            6,224,365        8.35                51,981,399
       AST - Bankers Trust 500 Index                                              39,825,951       15.08               600,427,225
       AST - Kemper Small Cap                                                     53,349,003       15.37               820,219,100
       AST - MFS Growth                                                              409,467       11.27                 4,613,822
       AST - MFS Growth with Income                                                  741,323       10.49                 7,776,503
       AST - MFS Global Equity                                                       116,756       11.01                 1,285,320
       AAF - Small Capitalization                                                          0           -                         -
       AAF - Growth                                                               20,747,944       83.17             1,725,578,449
       AAF - MidCap Growth                                                        18,904,907       39.69               750,367,517
       AVP - Short Term Multi Market                                                       0           -                         -
       AVP - Premier Growth                                                                0           -                         -
       AVP - Growth & Income                                                               0           -                         -
       AVP - U.S. Government / High Grade Securities                                       0           -                         -
       AVP - Total Return                                                                  0           -                         -
       AVP - International                                                                 0           -                         -
       AVP - Money Market                                                                  0           -                         -
       AVP - North American Government Income                                              0           -                         -
       AVP - Global Dollar Government                                                      0           -                         -
       AVP - Utility Income                                                                0           -                         -
       AVP - Global Bond                                                                   0           -                         -
       AVP - Conservative Investors                                                        0           -                         -
       AVP - Growth Investors                                                              0           -                         -
       AVP - Growth                                                                        0           -                         -
       AVP - Worldwide Privatization                                                       0           -                         -
       Evergreen - VA Global Leaders                                                  23,101       11.72                   270,668
       Evergreen - VA Special Equity                                                 152,342       12.19                 1,857,577
       INVESCO - VIF Technology                                                    4,622,242       16.52                76,367,130
       INVESCO - VIF Financial Services                                              759,104       11.41                 8,661,971
       INVESCO - VIF Telecommunications                                            4,184,526       15.17                63,497,337
       INVESCO - VIF Health Sciences                                                 786,518       11.34                 8,918,454
       INVESCO - VIF Dynamics                                                      2,022,585       13.91                28,139,148
       Montgomery Emerging Markets                                                12,060,036       10.06               121,309,051
       NBAMT - Partners                                                                    0           -                         -
       ProFunds - VP Ultra OTC                                                     2,906,024       23.58                68,515,248
       ProFunds - VP Europe                                                          273,963       12.24                 3,352,875
       ProFunds - VP Small Cap                                                       813,904       11.96                 9,736,369
       Rydex - Nova                                                                5,474,129       10.82                59,246,310
       Rydex - Ursa                                                                1,803,669        9.28                16,745,679
       Rydex - OTC                                                                18,520,440       17.07               316,076,795
       WFVT - Equity Value                                                         2,826,839        9.17                25,915,795
                                                                                                         --------------------------
                          Total Contractowner's Equity                                                            $ 26,686,371,853

                                                                                                         --------------------------
                          Total Liabilities & Contractowner's Equity                                              $ 26,709,944,838
                                                                                                         ==========================

-----------------------------------------------------------------------------------------------------------------------------------

                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 1999



------------------------------------------------------------------------------------------------------------------------------------

                                                                     Class 1 Sub-account Investing In:
                                                                     ---------------------------------------------------------------

                                                                                          AST-AIM                 AST-American Cent.
                                                                                          International    AST-AIM         Growth &
                                                                          Total              Equity         Balanced          Income
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                            $ 247,925,907            $ -    $ 9,814,820  $ 1,584,242
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (285,508,128     (7,564,947)    (6,094,078)  (3,454,984)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (37,582,221     (7,564,947)     3,720,742   (1,870,742)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    19,336,981,941    481,653,670     44,978,163   21,418,069
   Cost of Securities Sold                                                17,455,617,444    411,118,201     35,255,931   17,005,492

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                     1,881,364,497     70,535,469      9,722,232    4,412,577
   Capital Gain Distributions Received                                       712,998,657     38,964,914     32,687,576    8,918,862
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   2,594,363,154    109,500,383     42,409,808   13,331,439
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                     1,995,626,124     51,688,430     59,024,246   17,817,571
   End of Period                                                           5,501,713,917    237,653,998     90,021,508   55,066,347
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 3,506,087,793    185,965,568     30,997,262   37,248,776
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 6,062,868,726  $ 287,901,004   $ 77,127,812 $ 48,709,473
                                                                     ===============================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                      AST-Lord         AST-Lord Abbett
                                                                      Abbett Growth      Small            AST-JanCap       AST-Money
                                                                      and Income       Capitalization     Growth           Market
                                                              ----------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                           $ 13,579,245          $ -              $ -   $ 68,925,157
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (19,045,631)    (763,677)     (60,311,575)   (22,339,487)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (5,466,386)    (763,677)     (60,311,575)    46,585,670
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     452,504,714   30,561,202    2,033,899,820  6,890,577,897
   Cost of Securities Sold                                                 334,136,568   31,140,131    1,126,525,190  6,890,577,897

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                     118,368,146     (578,929)     907,374,630              -
   Capital Gain Distributions Received                                      64,365,981            -      127,410,955        102,571
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   182,734,127     (578,929)   1,034,785,585        102,571
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                     170,849,213     (973,276)     975,598,025              -
   End of Period                                                           164,437,017    4,845,224    1,849,522,716              -
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  (6,412,196)   5,818,500      873,924,691              -
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 170,855,545  $ 4,475,894  $ 1,848,398,701   $ 46,688,241
                                                                     ===============================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                     AST-Neuberger  AST-Neuberger                        AST-T. Rowe
                                                                      & Berman      & Berman          AST-Federated      Price Asset
                                                                      Midcap Value   Midcap Growth    High Yield          Allocation
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                            $ 3,718,683            $ -   44,647,691      $ 7,151,213
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (7,726,283)    (3,839,123)  (8,832,615)      (5,647,227)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (4,007,600)    (3,839,123)  35,815,076        1,503,986
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     236,425,703    184,743,622  320,878,213       57,520,786
   Cost of Securities Sold                                                 234,829,673    181,133,192  338,381,615       36,065,900

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                       1,596,030      3,610,430  (17,503,402)      21,454,886
   Capital Gain Distributions Received                                       8,421,721     19,462,524    3,928,782          100,684
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    10,017,751     23,072,954  (13,574,620)      21,555,570
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                       1,186,365     20,293,402    2,092,978       68,048,123
   End of Period                                                           (15,947,584)   124,170,953  (17,468,297)      78,285,428
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 (17,133,949)   103,877,551  (19,561,275)      10,237,305
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ (11,123,798) $ 123,111,382  $ 2,679,181     $ 33,296,861
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                   AST-T.Rowe         AST-T.Rowe Price    AST-T.Rowe      AST-T.Rowe
                                                                  Price International    International    Price Natural  Price Small
                                                                         Equity            Bond             Resources      Co. Value
                                                            ------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                            $ 3,089,023    $ 8,923,936      $ 996,550    $ 2,171,877
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (6,221,970)    (2,062,101)    (1,312,256)    (3,702,459)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (3,132,947)     6,861,835       (315,706)    (1,530,582)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     659,959,681     41,654,685     68,484,095    133,607,738
   Cost of Securities Sold                                                 629,878,234     45,028,609     81,131,854    150,005,662

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                      30,081,447     (3,373,924)   (12,647,759)   (16,397,924)
   Capital Gain Distributions Received                                      20,776,843      2,865,155      8,209,643              -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    50,858,290       (508,769)    (4,438,116)   (16,397,924)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                      28,632,731     13,516,891    (15,902,496)   (25,859,136)
   End of Period                                                           101,100,943     (7,013,215)     6,283,253    (11,124,827)
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  72,468,212    (20,530,106)    22,185,749     14,734,309
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 120,193,555  $ (14,177,040)  $ 17,431,927   $ (3,194,197)
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                        AST-PIMCO         AST-PIMCO
                                                                      AST-Janus          AST-Founders   Total Return        Limited
                                                                     Small Cap Growth    Passport        Bond          Maturity Bond
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ -     $ 219,718   $ 38,881,388    $ 18,013,269
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (7,487,156)   (1,700,693)   (13,791,672)     (5,341,640)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (7,487,156)   (1,480,975)    25,089,716      12,671,629
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     283,189,711   131,666,420    269,314,929     129,411,273
   Cost of Securities Sold                                                 211,561,340   109,429,485    264,300,818     126,546,782

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                      71,628,371    22,236,935      5,014,111       2,864,491
   Capital Gain Distributions Received                                               -       246,839     28,719,684               -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    71,628,371    22,483,774     33,733,795       2,864,491
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                      16,114,597     2,090,655     47,662,729      10,583,962
   End of Period                                                           592,176,377    71,235,177    (34,751,893)      2,050,978
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 576,061,780    69,144,522    (82,414,622)     (8,532,984)
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 640,202,995  $ 90,147,321  $ (23,591,111)    $ 7,003,136
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                                  AST-American Cent.
                                                                    AST-INVESCO       AST-Oppenheimer      AST-Janus      Strategic
                                                                     Equity Income   Large-Cap Growth  Overseas Growth     Balanced
                                                             -----------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                          $ 14,777,191           $ -            $ -        $ 921,285
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6) (13,210,564)   (3,987,309)   (11,482,288)      (2,296,663)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                1,566,627    (3,987,309)   (11,482,288)      (1,375,378)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    244,093,440   101,507,580    798,115,548       10,056,959
   Cost of Securities Sold                                                193,162,493    98,701,354    711,907,435        7,211,980

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                     50,930,947     2,806,226     86,208,113        2,844,979
   Capital Gain Distributions Received                                     22,905,980    32,866,932              -           23,764
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   73,836,927    35,673,158     86,208,113        2,868,743
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                     76,363,914    39,422,929     17,354,609       11,896,151
   End of Period                                                           84,407,782    90,979,758    558,256,845       27,961,775
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  8,043,868    51,556,829    540,902,236       16,065,624
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 83,447,422  $ 83,242,678  $ 615,628,061     $ 17,558,989
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                                             AST-
                                                                AST-American Cent.    AST-Marsico     AST-Stein Roe   Cohen & Steers
                                                               International Growth   Capital Growth  Small Cap Blend       Real Est
                                                           -------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                   $ -      $ 384,745          $ -       $ 900,629
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (1,384,306)   (14,578,847)     (39,039)       (667,759)
                                                                     -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                               (1,384,306)   (14,194,102)     (39,039)        232,870
                                                                     -------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     62,309,042    301,330,985    9,802,445      28,665,886
   Cost of Securities Sold                                                 57,648,393    226,892,145   10,593,250      31,697,634

                                                                     -------------------------------------------------------------
       Net Gain (Loss)                                                      4,660,649     74,438,840     (790,805)     (3,031,748)
   Capital Gain Distributions Received                                        578,426        458,858            -               -
                                                                     -------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    5,239,075     74,897,698     (790,805)     (3,031,748)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        385,125     67,547,327     (194,637)     (3,001,389)
   End of Period                                                           54,317,354    501,644,806            -      (1,104,266)
                                                                     -------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 53,932,229    434,097,479      194,637       1,897,123
                                                                     -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 57,786,998  $ 494,801,075   $ (635,207)     $ (901,755)
                                                                     =============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                   AST-Kemper       AST-MFS           AST-MFS
                                                                                    Small Cap       Growth        Growth with Income
                                                                  AST-Bankers      Jan. 4* thru     Oct. 18* thru      Oct. 18* thru
                                                                   Trust 500 Index     Dec. 31, 1999    Dec. 31, 1999  Dec. 31, 1999
                                                             -----------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                           $ 1,318,532            $ -            $ -            $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (6,591,161)    (5,984,455)        (5,717)       (10,271)
                                                                     --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                               (5,272,629)    (5,984,455)        (5,717)       (10,271)
                                                                     --------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    331,533,863    378,517,353      1,053,763         96,968
   Cost of Securities Sold                                                293,513,158    332,123,459      1,028,897         94,696

                                                                     --------------------------------------------------------------
       Net Gain (Loss)                                                     38,020,705     46,393,894         24,866          2,272
   Capital Gain Distributions Received                                      8,951,877              -              -              -
                                                                     --------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   46,972,582     46,393,894         24,866          2,272
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                     26,889,330              -              -              -
   End of Period                                                           65,257,049    329,253,045        325,814        252,209
                                                                     --------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 38,367,719    329,253,045        325,814        252,209
                                                                     --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 80,067,672  $ 369,662,484      $ 344,963      $ 244,210
                                                                     ==============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                  AST-MFS
                                                                  Global Equity
                                                                  Oct. 18* thru       AAF-Small                          AAF-MidCap
                                                                     Dec. 31, 1999  Capitalization    AAF-Growth           Growth
                                                           -------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                $ -          $ -       $ 1,865,189               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (2,458)  (3,010,669)      (20,292,740)       (8,264,235)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (2,458)  (3,010,669)      (18,427,551)       (8,264,235)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     126,366  851,407,831     1,011,406,666       568,707,667
   Cost of Securities Sold                                                 123,634  846,173,025       797,532,466       503,554,851

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                       2,732    5,234,806       213,874,200        65,152,816
   Capital Gain Distributions Received                                           -   56,321,868       127,352,242        82,251,555
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                     2,732   61,556,674       341,226,442       147,404,371
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                           -   52,304,469       201,568,393        86,274,866
   End of Period                                                           105,895            -       257,603,832       112,117,870
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 105,895  (52,304,469)       56,035,439        25,843,004
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 106,169  $ 6,241,536     $ 378,834,330     $ 164,983,140
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                                        AVP-US Govt/
                                                                    AVP-Short Term          AVP              AVP          High Grade
                                                                       Multi Market     Premier Growth   Growth & Income  Securities
                                                              ----------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ -             $ -             $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (732)        (51,984)        (35,341)          (10,275)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (732)        (51,984)        (35,341)          (10,275)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    160,261      11,215,326       8,021,213         2,107,960
   Cost of Securities Sold                                                164,118       5,692,676       5,605,536         2,017,613

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                     (3,857)      5,522,650       2,415,677            90,347
   Capital Gain Distributions Received                                          -               -               -                 -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   (3,857)      5,522,650       2,415,677            90,347
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                     (6,336)      4,726,345       1,710,317           121,537
   End of Period                                                                -               -               -                 -
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  6,336      (4,726,345)     (1,710,317)         (121,537)
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $ 1,747       $ 744,321       $ 670,019         $ (41,465)
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                         AVP               AVP             AVP              AVP-NA
                                                                     Total Return      International    Money Market     Govt Income
                                                                --------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                 $ -             $ -     $ 21,783               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (16,995)        (13,696)      (7,438)             (702)
                                                                     --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (16,995)        (13,696)      14,345              (702)
                                                                     --------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    3,793,374       3,034,931    1,875,269           152,990
   Cost of Securities Sold                                                2,915,842       2,632,257    1,875,269           142,338

                                                                     --------------------------------------------------------------
       Net Gain (Loss)                                                      877,532         402,674            -            10,652
   Capital Gain Distributions Received                                            -               -            -                 -
                                                                     --------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    877,532         402,674            -            10,652
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                      684,546         266,469            -             1,914
   End of Period                                                                  -               -            -                 -
                                                                     --------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 (684,546)       (266,469)           -            (1,914)
                                                                     --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $ 175,991       $ 122,509     $ 14,345           $ 8,036
                                                                     ==============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                     AVP-Global            AVP             AVP      AVP-Conservative
                                                                 Dollar Govt Income   Utility Income   Global Bond         Investors
                                                            ------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ -              $ -            $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (2,595)          (4,325)        (1,596)           (5,975)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                               (2,595)          (4,325)        (1,596)           (5,975)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    573,909        1,000,035        387,717         1,288,914
   Cost of Securities Sold                                                640,555          619,420        369,474         1,104,095

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                    (66,646)         380,615         18,243           184,819
   Capital Gain Distributions Received                                          -                -              -                 -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                  (66,646)         380,615         18,243           184,819
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                   (116,497)         282,528         31,639           165,995
   End of Period                                                                -                -              -                 -
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                116,497         (282,528)       (31,639)         (165,995)
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 47,256         $ 93,762      $ (14,992)         $ 12,849
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                                      Evergreen - VA
                                                                                                                      Global Leaders
                                                                         AVP               AVP        AVP-Worldwide    Oct. 18* thru
                                                                     Growth Investors      Growth    Privatization     Dec. 31, 1999
                                                                --------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                 $ -              $ -           $ -            $ 927
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (6,567)         (32,992)       (5,832)            (427)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (6,567)         (32,992)       (5,832)             500
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    1,473,333        7,309,727     1,378,094           31,560
   Cost of Securities Sold                                                1,045,004        4,039,351       995,513           28,833

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                      428,329        3,270,376       382,581            2,727
   Capital Gain Distributions Received                                            -                -             -                -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    428,329        3,270,376       382,581            2,727
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                      358,484        2,756,270       231,244                -
   End of Period                                                                  -                -             -           17,274
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 (358,484)      (2,756,270)     (231,244)          17,274
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $ 63,278        $ 481,114     $ 145,505         $ 20,501
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                                         INVESCO-VIF
                                                                  Evergreen-VA      INVESCO-VIF       INVESCO-VIF       Tele-
                                                                  Special Equity    Technology    Financial Services  communications
                                                                    Oct. 18* thru     Oct. 18* thru    Oct. 18* thru   Oct. 18* thru
                                                                     Dec. 31, 1999     Dec. 31, 1999   Dec. 31, 1999   Dec. 31, 1999
                                                              ----------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                            $ 4,311              $ -            $ -              $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (3,790)        (107,676)       (17,331)         (95,343)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   521         (107,676)       (17,331)         (95,343)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                      63,711       10,730,859      3,420,087       13,011,351
   Cost of Securities Sold                                                  54,078        7,398,547      3,339,075       10,169,692

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                       9,633        3,332,312         81,012        2,841,659
   Capital Gain Distributions Received                                           -                -              -                -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                     9,633        3,332,312         81,012        2,841,659
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                           -                -              -                -
   End of Period                                                           200,289       12,339,485         69,846        9,624,329
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 200,289       12,339,485         69,846        9,624,329
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 210,443     $ 15,564,121      $ 133,527     $ 12,370,645
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                    INVESCO-VIF       INVESCO-VIF
                                                                   Health Sciences     Dynamics          Montgomery
                                                                   Oct. 18* thru     Oct. 18* thru       Emerging           NBAMT
                                                                     Dec. 31, 1999    Dec. 31, 1999       Markets          Partners
                                                               ---------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                 $ -           $ -         $ 12,441      $ 5,779,803
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (12,609)      (51,615)      (1,258,267)      (2,282,256)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (12,609)      (51,615)      (1,245,826)       3,497,547
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    5,323,759     8,942,179      101,005,955      573,894,796
   Cost of Securities Sold                                                5,127,052     7,690,072      106,742,361      557,884,494

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                      196,707     1,252,107       (5,736,406)      16,010,302
   Capital Gain Distributions Received                                        3,465         5,607                -       10,051,832
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    200,172     1,257,714       (5,736,406)      26,062,134
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                            -             -      (23,884,814)     (11,385,231)
   End of Period                                                            419,823     3,218,773       27,264,672                -
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  419,823     3,218,773       51,149,486       11,385,231
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $ 607,386   $ 4,424,872     $ 44,167,254     $ 40,944,912
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                    ProFunds VP         ProFunds VP     ProFunds VP            Rydex
                                                                    Ultra OTC           Europe            Small Cap             Nova
                                                                     Oct. 18* thru    Oct. 18* thru   Oct. 18* thru      May 5* thru
                                                                     Dec. 31, 1999      Dec. 31, 1999  Dec. 31, 1999   Dec. 31, 1999
                                                               ---------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ -             $ -          $ -        $ 32,392
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (97,080)         (4,228)     (15,692)       (399,939)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (97,080)         (4,228)     (15,692)       (367,547)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                      38,056,581       1,234,074   40,834,895     268,931,809
   Cost of Securities Sold                                                  27,354,534       1,157,589   40,400,414     267,268,348

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                      10,702,047          76,485      434,481       1,663,461
   Capital Gain Distributions Received                                               -               -            -       2,264,957
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    10,702,047          76,485      434,481       3,928,418
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                               -               -            -               -
   End of Period                                                            15,930,549         220,897      455,895       5,121,889
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  15,930,549         220,897      455,895       5,121,889
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $ 26,535,516       $ 293,154    $ 874,684     $ 8,682,760
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                            Rydex                 Rydex
                                                                            Ursa                   OTC
                                                                         May 5* thru           May 5* thru       WFVT - Equity
                                                                        Dec. 31, 1999         Dec. 31, 1999           Value
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ 6,328                  $ -         $ 183,539
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (266,234)          (1,371,292)         (279,249)
                                                                     --------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (259,906)          (1,371,292)          (95,710)
                                                                     --------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    322,299,815          731,335,364         2,909,340
   Cost of Securities Sold                                                329,991,283          692,222,736         2,917,831

                                                                     --------------------------------------------------------
       Net Gain (Loss)                                                     (7,691,468)          39,112,628            (8,491)
   Capital Gain Distributions Received                                              -            3,778,560                 -
                                                                     --------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   (7,691,468)          42,891,188            (8,491)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              -                    -           405,617
   End of Period                                                             (439,010)          55,906,048          (560,713)
                                                                     --------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                   (439,010)          55,906,048          (966,330)
                                                                     --------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ (8,390,384)        $ 97,425,944      $ (1,070,531)
                                                                     ========================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.


AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------
                                                                                   AST - AIM International
                                                        Total                          Equity Portfolio
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)            $ (37,582,221)     $ (3,397,041)      $ (7,564,947)      $ 6,073,074
     Net Realized Gain (Loss)                2,594,363,154     1,378,305,968        109,500,383        70,658,870
   Net Unrealized Gain (Loss) On Investments 3,506,087,793     1,018,932,038        185,965,568        (3,808,998)
                                             -------------     -------------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                      6,062,868,726     2,393,840,965        287,901,004        72,922,946
                                             -------------     -------------        -----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits      6,348,165,389     3,925,207,325         55,175,029        49,419,102
     Net Transfers Between Sub-accounts         15,009,618         7,342,232        (34,579,212)      (10,963,935)
     Surrenders                             (1,755,523,504)     (992,995,074)       (47,332,474)      (31,428,155)
                                            --------------      ------------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions      4,607,651,503     2,939,554,483        (26,736,657)        7,027,012
                                             -------------     -------------        -----------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS     10,670,520,229     5,333,395,448        261,164,347        79,949,958
                                            --------------     -------------        -----------        ----------

NET ASSETS:
     Beginning of Period                    16,015,851,624    10,682,456,176        482,440,088       402,490,130
                                            --------------    --------------        -----------       -----------
     End of Period                        $ 26,686,371,853  $ 16,015,851,624      $ 743,604,435     $ 482,440,088
                                          ================  ================      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                 AST - AIM Balanced                 AST - American Century
                                                      Portfolio                        Income & Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)              $ 3,720,742       $ 3,615,404       $ (1,870,742)     $ (1,531,352)
     Net Realized Gain (Loss)                   42,409,808        27,589,489         13,331,439         5,429,638
     Net Unrealized Gain (Loss) On Investments  30,997,262         9,072,551         37,248,776        10,590,684
                                                ----------         ---------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         77,127,812        40,277,444         48,709,473        14,488,970
                                                ----------        ----------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         64,854,057        47,010,659         91,265,885        61,495,420
     Net Transfers Between Sub-accounts        (13,140,413)       (8,129,551)        36,249,731         2,422,664
     Surrenders                                (41,811,935)      (29,989,990)       (15,256,845)       (8,429,933)
                                               -----------       -----------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions          9,901,709         8,891,118        112,258,771        55,488,151
                                                 ---------         ---------        -----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         87,029,521        49,168,562        160,968,244        69,977,121
                                                ----------        ----------        -----------        ----------

NET ASSETS:
     Beginning of Period                       402,427,412       353,258,850        184,833,231       114,856,110
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 489,456,933     $ 402,427,412      $ 345,801,475     $ 184,833,231
                                             =============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                  AST - Lord Abbett                   AST - Lord Abbett
                                                  Growth and Income                  Small Capitalization
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended       Jan. 2,* thru
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (5,466,386)     $ (3,716,499)        $ (763,677)       $ (294,164)
     Net Realized Gain (Loss)                  182,734,127        88,111,767           (578,929)       (1,027,968)
     Net Unrealized Gain (Loss) On Investments  (6,412,196)       22,893,387          5,818,500          (973,276)
                                                ----------        ----------          ---------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        170,855,545       107,288,655          4,475,894        (2,295,408)
                                               -----------       -----------          ---------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        255,394,560       237,965,993         27,031,518        22,512,506
     Net Transfers Between Sub-accounts        (25,357,099)      (35,068,954)         2,025,241        22,491,651
     Surrenders                               (101,401,105)      (70,712,992)        (4,015,662)       (2,498,934)
                                              ------------       -----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        128,636,356       132,184,047         25,041,097        42,505,223
                                               -----------       -----------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        299,491,901       239,472,702         29,516,991        40,209,815
                                               -----------       -----------         ----------        ----------

NET ASSETS:
     Beginning of Period                     1,156,855,982       917,383,280         40,209,815                 -
                                             -------------       -----------         ----------
     End of Period                         $ 1,456,347,883   $ 1,156,855,982       $ 69,726,806      $ 40,209,815
                                           ===============   ===============       ============      ============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                         AST                                 AST
                                                    JanCap Growth                        Money Market
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)            $ (60,311,575)    $ (25,000,547)      $ 46,585,670      $ 31,632,350
     Net Realized Gain (Loss)                1,034,785,585       393,370,021            102,571            59,024
     Net Unrealized Gain (Loss) On Investments 873,924,691       764,112,708                  -                 -
                                               -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                      1,848,398,701     1,132,482,182         46,688,241        31,691,374
                                             -------------     -------------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits      1,067,968,042       414,857,558      1,806,007,531     1,052,592,713
     Net Transfers Between Sub-accounts        (63,694,319)      279,794,860       (107,458,454)     (779,886,000)
     Surrenders                               (308,428,489)     (128,085,250)      (333,344,784)     (168,120,490)
                                              ------------      ------------       ------------      ------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        695,845,234       566,567,168      1,365,204,293       104,586,223
                                               -----------       -----------      -------------       -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS      2,544,243,935     1,699,049,350      1,411,892,534       136,277,597
                                             -------------     -------------      -------------       -----------

NET ASSETS:
     Beginning of Period                     3,188,299,017     1,489,249,667        910,150,379       773,872,782
                                             -------------     -------------        -----------       -----------
     End of Period                         $ 5,732,542,952   $ 3,188,299,017    $ 2,322,042,913     $ 910,150,379
                                           ===============   ===============    ===============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                              AST - Neuberger & Berman             AST - Neuberger & Berman
                                                    Midcap Value                        Midcap Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (4,007,600)      $ 1,345,597       $ (3,839,123)     $ (2,876,348)
     Net Realized Gain (Loss)                   10,017,751        25,980,780         23,072,954        37,001,331
     Net Unrealized Gain (Loss) On Investments (17,133,949)      (30,098,646)       103,877,551         9,705,037
                                               -----------       -----------        -----------         ---------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        (11,123,798)       (2,772,269)       123,111,382        43,830,020
                                               -----------        ----------        -----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         69,866,864        76,489,166         46,001,103        47,822,905
     Net Transfers Between Sub-accounts        357,483,913         8,248,593        (21,926,231)       (4,944,376)
     Surrenders                                (45,253,125)      (14,121,421)       (18,862,465)      (12,106,097)
                                               -----------       -----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        382,097,652        70,616,338          5,212,407        30,772,432
                                               -----------        ----------          ---------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        370,973,854        67,844,069        128,323,789        74,602,452
                                               -----------        ----------        -----------        ----------

NET ASSETS:
     Beginning of Period                       264,213,061       196,368,992        256,385,317       181,782,865
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 635,186,915     $ 264,213,061      $ 384,709,106     $ 256,385,317
                                             =============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                   AST - Federated                   AST - T. Rowe Price
                                                     High Yield                        Asset Allocation
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ 35,815,076      $ 19,200,967        $ 1,503,986         $ 951,684
     Net Realized Gain (Loss)                  (13,574,620)       15,221,005         21,555,570         7,757,799
     Net Unrealized Gain (Loss) On Investments (19,561,275)      (30,714,921)        10,237,305        32,734,801
                                               -----------       -----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                          2,679,181         3,707,051         33,296,861        41,444,284
                                                 ---------         ---------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        156,671,542       200,925,802        101,878,102        80,815,034
     Net Transfers Between Sub-accounts        (70,561,975)       (7,898,590)        (3,944,915)       21,057,862
     Surrenders                                (65,132,053)      (41,620,378)       (32,369,634)      (18,652,371)
                                               -----------       -----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         20,977,514       151,406,834         65,563,553        83,220,525
                                                ----------       -----------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         23,656,695       155,113,885         98,860,414       124,664,809
                                                ----------       -----------         ----------       -----------

NET ASSETS:
     Beginning of Period                       574,274,059       419,160,174        334,654,659       209,989,850
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 597,930,754     $ 574,274,059      $ 433,515,073     $ 334,654,659
                                             -------------     -------------      -------------     -------------
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                 AST - T. Rowe Price                 AST - T. Rowe Price
                                                International Equity                  International Bond
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (3,132,947)     $ (1,335,571)       $ 6,861,835      $ (1,542,592)
     Net Realized Gain (Loss)                   50,858,290        30,257,725           (508,769)        2,202,014
     Net Unrealized Gain (Loss) On Investments  72,468,212        27,598,237        (20,530,106)       16,090,507
                                                ----------        ----------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        120,193,555        56,520,391        (14,177,040)       16,749,929
                                               -----------        ----------        -----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         33,425,909        46,380,644         19,267,464        23,183,329
     Net Transfers Between Sub-accounts        (82,874,435)      (66,151,831)        (2,991,859)      (16,852,851)
     Surrenders                                (31,080,164)      (27,235,418)       (10,136,578)       (7,481,251)
                                               -----------       -----------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        (80,528,690)      (47,006,605)         6,139,027        (1,150,773)
                                               -----------       -----------          ---------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         39,664,865         9,513,786         (8,038,013)       15,599,156
                                                ----------         ---------         ----------        ----------

NET ASSETS:
     Beginning of Period                       451,175,293       441,661,507        141,984,005       126,384,849
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 490,840,158     $ 451,175,293      $ 133,945,992     $ 141,984,005
                                             =============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                 AST - T. Rowe Price                 AST - T. Rowe Price
                                                  Natural Resources                  Small Company Value
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)               $ (315,706)       $ (365,220)      $ (1,530,582)     $ (2,712,872)
     Net Realized Gain (Loss)                   (4,438,116)        5,739,992        (16,397,924)        5,518,986
     Net Unrealized Gain (Loss) On Investments  22,185,749       (17,319,517)        14,734,309       (39,680,260)

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         17,431,927       (11,944,745)        (3,194,197)      (36,874,146)

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         15,935,025        10,700,131         46,713,574       102,452,405
     Net Transfers Between Sub-accounts            319,128       (30,774,124)       (68,408,489)       37,432,618
     Surrenders                                 (6,828,233)       (5,540,643)       (14,739,893)      (11,861,604)

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions          9,425,920       (25,614,636)       (36,434,808)      128,023,419
TOTAL INCREASE (DECREASE) IN NET ASSETS         26,857,847       (37,559,381)       (39,629,005)       91,149,273

NET ASSETS:
     Beginning of Period                        71,638,045       109,197,426        276,740,076       185,590,803
     End of Period                            $ 98,495,892      $ 71,638,045      $ 237,111,071     $ 276,740,076
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                     AST - Janus                        AST - Founders
                                                  Small Cap Growth                         Passport
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (7,487,156)     $ (3,422,151)      $ (1,480,975)     $ (1,484,977)
     Net Realized Gain (Loss)                   71,628,371        18,925,956         22,483,774        10,449,341
     Net Unrealized Gain (Loss) On Investments 576,061,780        (5,924,936)        69,144,522         1,818,119
                                               -----------        ----------         ----------         ---------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        640,202,995         9,578,869         90,147,321        10,782,483
                                               -----------         ---------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        201,984,481        36,385,240         12,039,709        12,658,016
     Net Transfers Between Sub-accounts        282,244,629       (17,848,281)        (2,429,028)      (15,851,816)
     Surrenders                                (36,756,036)      (16,930,504)        (8,395,572)       (6,647,007)
                                               -----------       -----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        447,473,074         1,606,455          1,215,109        (9,840,807)
                                               -----------         ---------          ---------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS      1,087,676,069        11,185,324         91,362,430           941,676
                                             -------------        ----------         ----------           -------

NET ASSETS:
     Beginning of Period                       264,623,225       253,437,901        115,418,431       114,476,755
                                               -----------       -----------        -----------       -----------
     End of Period                         $ 1,352,299,294     $ 264,623,225      $ 206,780,861     $ 115,418,431
                                           ===============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                     AST - PIMCO                         AST - PIMCO
                                                  Total Return Bond                 Limited Maturity Bond
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ 25,089,716      $ 15,263,189       $ 12,671,629       $ 9,547,863
     Net Realized Gain (Loss)                   33,733,795        23,503,068          2,864,491         4,568,671
     Net Unrealized Gain (Loss) On Investments (82,414,622)       14,635,867         (8,532,984)       (1,474,643)
                                               -----------        ----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        (23,591,111)       53,402,124          7,003,136        12,641,891
                                               -----------        ----------          ---------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        268,341,763       216,394,952         80,167,192        79,844,302
     Net Transfers Between Sub-accounts        (61,802,224)      102,268,526          1,458,005        (7,724,284)
     Surrenders                                (82,490,942)      (58,367,611)       (37,887,402)      (27,572,405)
                                               -----------       -----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        124,048,597       260,295,867         43,737,795        44,547,613
                                               -----------       -----------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        100,457,486       313,697,991         50,740,931        57,189,504
                                               -----------       -----------         ----------        ----------

NET ASSETS:
     Beginning of Period                       862,215,823       548,517,832        338,714,522       281,525,018
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 962,673,309     $ 862,215,823      $ 389,455,453     $ 338,714,522
                                             =============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                    AST - INVESCO                     AST - Oppenheimer
                                                    Equity Income                      Large-Cap Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)              $ 1,566,627       $ 1,713,893       $ (3,987,309)     $ (3,844,979)
     Net Realized Gain (Loss)                   73,836,927        74,959,901         35,673,158        15,229,472
     Net Unrealized Gain (Loss) On Investments   8,043,868          (659,786)        51,556,829        47,502,492
                                                 ---------          --------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         83,447,422        76,014,008         83,242,678        58,886,985
                                                ----------        ----------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        197,744,545       173,016,669         41,281,198        63,024,044
     Net Transfers Between Sub-accounts        (10,371,533)        8,653,629        (51,303,563)      (42,885,074)
     Surrenders                                (69,353,138)      (43,203,454)       (18,794,885)      (15,785,444)
                                               -----------       -----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        118,019,874       138,466,844        (28,817,250)        4,353,526
                                               -----------       -----------        -----------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS        201,467,296       214,480,852         54,425,428        63,240,511
                                               -----------       -----------         ----------        ----------

NET ASSETS:
     Beginning of Period                       792,997,992       578,517,140        294,203,629       230,963,118
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 994,465,288     $ 792,997,992      $ 348,629,057     $ 294,203,629
                                             =============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                    AST - Janus                    AST - American Century
                                                   Overseas Growth                    Strategic Balanced
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)            $ (11,482,288)     $ (4,910,351)      $ (1,375,378)       $ (501,636)
     Net Realized Gain (Loss)                   86,208,113        37,016,434          2,868,743         1,020,779
     Net Unrealized Gain (Loss) On Investments 540,902,236        12,041,766         16,065,624        10,396,754
                                               -----------        ----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        615,628,061        44,147,849         17,558,989        10,915,897
                                               -----------        ----------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        224,252,910       161,955,466         87,292,136        35,726,369
     Net Transfers Between Sub-accounts        102,132,687       153,831,178         23,644,848        16,908,109
     Surrenders                                (51,686,777)      (24,183,836)       (10,557,524)       (2,400,654)
                                               -----------       -----------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        274,698,820       291,602,808        100,379,460        50,233,824
                                               -----------       -----------        -----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        890,326,881       335,750,657        117,938,449        61,149,721
                                               -----------       -----------        -----------        ----------

NET ASSETS:
     Beginning of Period                       586,302,025       250,551,368         89,785,724        28,636,003
                                               -----------       -----------         ----------        ----------
     End of Period                         $ 1,476,628,906     $ 586,302,025      $ 207,724,173      $ 89,785,724
                                           ===============     =============      =============      ============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

-----------------------------------------------------------------------------------------------------------------
                                               AST - American Century          AST - Marsico
                                                International Growth                    Capital Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (1,384,306)       $ (732,394)     $ (14,194,102)     $ (3,805,339)
     Net Realized Gain (Loss)                    5,239,075         4,635,099         74,897,698        10,988,279
     Net Unrealized Gain (Loss) On Investments  53,932,229           641,361        434,097,479        67,527,282
                                                ----------           -------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         57,786,998         4,544,066        494,801,075        74,710,222
                                                ----------         ---------        -----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         28,463,642        28,149,246        463,545,461       195,804,087
     Net Transfers Between Sub-accounts         (4,789,257)       16,248,648        191,591,888       309,697,826
     Surrenders                                 (8,373,745)       (6,036,911)       (63,339,875)      (16,853,192)
                                                ----------        ----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         15,300,640        38,360,983        591,797,474       488,648,721
                                                ----------        ----------        -----------       -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         73,087,638        42,905,049      1,086,598,549       563,358,943
                                                ----------        ----------      -------------       -----------

NET ASSETS:
     Beginning of Period                        75,390,247        32,485,198        570,520,978         7,162,035
                                                ----------        ----------        -----------         ---------
     End of Period                           $ 148,477,885      $ 75,390,247    $ 1,657,119,527     $ 570,520,978
                                             =============      ============    ===============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                       AST - Stein Roe Small                AST - Cohen & Steers
                                             Cap Blend                          Real Estate
------------------------------------------------------------------------------------------------------------------
                                            Year Ended       Jan. 8* thru        Year Ended       Jan. 2* thru
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (39,039)        $ (60,801)         $ 232,870        $ (297,537)
     Net Realized Gain (Loss)                     (790,805)         (491,410)        (3,031,748)       (1,007,887)
     Net Unrealized Gain (Loss) On Investments     194,637          (194,637)         1,897,123        (3,001,389)
                                                   -------          --------          ---------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                           (635,207)         (746,848)          (901,755)       (4,306,813)
                                                  --------          --------           --------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits            779,054         4,745,696         19,294,009        17,163,867
     Net Transfers Between Sub-accounts         (8,663,776)        4,842,295          4,829,373        19,402,833
     Surrenders                                   (199,193)         (122,021)        (2,478,936)       (1,021,179)
                                                  --------          --------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (8,083,915)        9,465,970         21,644,446        35,545,521
                                                ----------         ---------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (8,719,122)        8,719,122         20,742,691        31,238,708
                                                ----------         ---------         ----------        ----------

NET ASSETS:
     Beginning of Period                         8,719,122                 -         31,238,708                 -
                                                 ---------                           ----------
     End of Period                                     $ -       $ 8,719,122       $ 51,981,399      $ 31,238,708
                                                       ==        ===========       ============      ============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                AST - Bankers Trust           AST - Kemper        AST - MFS
                                                    500 Index                   Small Cap           Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended       Jan. 2* thru       Jan. 4* thru      Oct. 18* thru
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999  December 31, 1999
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (5,272,629)     $ (1,811,494)      $ (5,984,455)         $ (5,717)
     Net Realized Gain (Loss)                   46,972,582         6,558,158         46,393,894            24,866
     Net Unrealized Gain (Loss) On Investments  38,367,719        26,889,330        329,253,045           325,814
                                                ----------        ----------        -----------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         80,067,672        31,635,994        369,662,484           344,963
                                                ----------        ----------        -----------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        201,370,761        62,801,858         24,773,868         2,446,515
     Net Transfers Between Sub-accounts         64,320,676       195,643,689        466,186,888         1,847,389
     Surrenders                                (28,116,927)       (7,296,498)       (40,404,140)          (25,045)
                                               -----------        ----------        -----------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        237,574,510       251,149,049        450,556,616         4,268,859
                                               -----------       -----------        -----------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS        317,642,182       282,785,043        820,219,100         4,613,822
                                               -----------       -----------        -----------         ---------

NET ASSETS:
     Beginning of Period                       282,785,043                 -                  -                 -
                                               -----------
     End of Period                           $ 600,427,225     $ 282,785,043      $ 820,219,100       $ 4,613,822
                                             =============     =============      =============       ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                             AST - MFS         AST - MFS                     AAF
                                         Growth with Income  Global Equity           Small Capitalization
------------------------------------------------------------------------------------------------------------------
                                           Oct. 18* thru     Oct. 18* thru       Year Ended        Year Ended
                                         December 31, 1999 December 31, 1999 December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (10,271)         $ (2,458)      $ (3,010,669)     $ (8,878,543)
     Net Realized Gain (Loss)                        2,272             2,732         61,556,674        79,384,611
     Net Unrealized Gain (Loss) On Investments     252,209           105,895        (52,304,469)       20,491,445
                                                   -------           -------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            244,210           106,169          6,241,536        90,997,513
                                                   -------           -------          ---------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits          2,917,984           191,307         12,428,511        59,278,851
     Net Transfers Between Sub-accounts          4,659,382           993,155       (697,343,674)      (25,557,564)
     Surrenders                                    (45,073)           (5,311)       (21,725,325)      (46,512,568)
                                                   -------            ------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions          7,532,293         1,179,151       (706,640,488)      (12,791,281)
                                                 ---------         ---------       ------------       -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS          7,776,503         1,285,320       (700,398,952)       78,206,232
                                                 ---------         ---------       ------------        ----------

NET ASSETS:
     Beginning of Period                                 -                 -        700,398,952       622,192,720
                                                                                    -----------       -----------
     End of Period                             $ 7,776,503       $ 1,285,320                $ 0     $ 700,398,952
                                               ===========       ===========                ===     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                         AAF                             AAF - MidCap
                                                       Growth                               Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)            $ (18,427,551)    $ (10,081,222)      $ (8,264,235)     $ (5,885,234)
     Net Realized Gain (Loss)                  341,226,442       230,577,307        147,404,371        60,422,023
     Net Unrealized Gain (Loss) On Investments  56,035,439       105,084,379         25,843,004        55,418,917
                                                ----------       -----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        378,834,330       325,580,464        164,983,140       109,955,706
                                               -----------       -----------        -----------       -----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        352,548,365       122,856,808        125,086,269        69,079,499
     Net Transfers Between Sub-accounts         34,203,976         9,590,556        (34,133,685)       35,419,751
     Surrenders                               (122,793,315)      (60,097,640)       (41,696,477)      (27,349,646)
                                              ------------       -----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        263,959,026        72,349,724         49,256,107        77,149,604
                                               -----------        ----------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        642,793,356       397,930,188        214,239,247       187,105,310
                                               -----------       -----------        -----------       -----------

     Beginning of Period                     1,082,785,093       684,854,905        536,128,270       349,022,960
                                             -------------       -----------        -----------       -----------
     End of Period                         $ 1,725,578,449   $ 1,082,785,093      $ 750,367,517     $ 536,128,270
                                           ===============   ===============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                  AVP - Short Term                           AVP
                                                    Multi Market                        Premier Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (732)         $ 14,679          $ (51,984)       $ (120,235)
     Net Realized Gain (Loss)                       (3,857)           (1,639)         5,522,650           499,402
     Net Unrealized Gain (Loss) On Investments       6,336            (5,102)        (4,726,345)        2,985,092
                                                     -----            ------         ----------         ---------


     Net Increase (Decrease) In Net Assets Resulting
        From Operations                              1,747             7,938            744,321         3,364,259
                                                     -----             -----            -------         ---------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                  -                 1              8,142            77,249
     Net Transfers Between Sub-accounts           (146,424)            5,000        (10,361,838)          244,890
     Surrenders                                     (8,390)          (38,945)          (747,049)       (1,037,762)
                                                    ------           -------           --------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions           (154,814)          (33,944)       (11,100,745)         (715,623)
                                                  --------           -------        -----------          --------

TOTAL INCREASE (DECREASE) IN NET ASSETS           (153,067)          (26,006)       (10,356,424)        2,648,636
                                                  --------           -------        -----------         ---------

NET ASSETS:

     Beginning of Period                           153,067           179,073         10,356,424         7,707,788
                                                   -------           -------         ----------         ---------
     End of Period                                     $ -         $ 153,067                $ -      $ 10,356,424
                                                       ==          =========                ==       ============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                         AVP                           AVP - U.S. Govt /
                                                   Growth & Income                  High Grade Securities
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (35,341)        $ (54,583)         $ (10,275)         $ 85,363
     Net Realized Gain (Loss)                    2,415,677         1,253,846             90,347            52,922
     Net Unrealized Gain (Loss) On Investments  (1,710,317)          108,724           (121,537)           22,602
                                                ----------           -------           --------            ------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            670,019         1,307,987            (41,465)          160,887
                                                   -------         ---------            -------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits             17,750           115,116                301            13,387
     Net Transfers Between Sub-accounts         (7,630,621)         (654,741)        (2,014,111)          198,029
     Surrenders                                   (364,596)       (1,279,378)           (83,493)         (682,177)
                                                  --------        ----------            -------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (7,977,467)       (1,819,003)        (2,097,303)         (470,761)
                                                ----------        ----------         ----------          --------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (7,307,448)         (511,016)        (2,138,768)         (309,874)
                                                ----------          --------         ----------          --------

NET ASSETS:
     Beginning of Period                         7,307,448         7,818,464          2,138,768         2,448,642
                                                 ---------         ---------          ---------         ---------
     End of Period                                     $ -       $ 7,307,448                $ -       $ 2,138,768
                                                       ==        ===========                ==        ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                       AVP                                 AVP
                                                   Total Return                        International
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net Investment Income (Loss)                $ (16,995)          $ 2,734          $ (13,696)         $ 14,882
     Net Realized Gain (Loss)                      877,532         1,072,682            402,674           269,668
     Net Unrealized Gain (Loss) On Investments    (684,546)         (448,804)          (266,469)           75,427
                                                  --------          --------           --------            ------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            175,991           626,612            122,509           359,977
                                                   -------           -------            -------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits              9,458           210,259             11,242            32,371
     Net Transfers Between Sub-accounts         (3,434,299)         (353,823)        (2,844,347)         (634,830)
     Surrenders                                   (342,232)       (2,073,418)          (151,524)         (331,307)
                                                  --------        ----------           --------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (3,767,073)       (2,216,982)        (2,984,629)         (933,766)
                                                ----------        ----------         ----------          --------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (3,591,082)       (1,590,370)        (2,862,120)         (573,789)
                                                ----------        ----------         ----------          --------

NET ASSETS:
     Beginning of Period                         3,591,082         5,181,452          2,862,120         3,435,909
                                                 ---------         ---------          ---------         ---------
     End of Period                                     $ -       $ 3,591,082                $ -       $ 2,862,120
                                                       ==        ===========                ==        ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                       AVP                              AVP - N.A.
                                                    Money Market                      Government Income
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $ 14,345          $ 49,797             $ (702)         $ 15,320
     Net Realized Gain (Loss)                            -                 -             10,652            45,685
     Net Unrealized Gain (Loss) On Investments           -                 -             (1,914)          (54,583)
                                                                                         ------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             14,345            49,797              8,036             6,422
                                                    ------            ------              -----             -----

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits              1,033           191,842                  -            13,386
     Net Transfers Between Sub-accounts         (1,000,600)        2,313,324           (119,769)         (178,048)
     Surrenders                                   (571,038)       (2,299,225)           (32,507)          (67,836)
                                                  --------        ----------            -------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (1,570,605)          205,941           (152,276)         (232,498)
                                                ----------           -------           --------          --------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (1,556,260)          255,738           (144,240)         (226,076)
                                                ----------           -------           --------          --------

NET ASSETS:
     Beginning of Period                         1,556,260         1,300,522            144,240           370,316
                                                 ---------         ---------            -------           -------
     End of Period                                     $ -       $ 1,556,260                $ -         $ 144,240
                                                       ==        ===========                ==          =========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                 AVP - Global Dollar                          AVP
                                                  Government Income                     Utility Income
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $ (2,595)         $ 36,322           $ (4,325)          $ 4,538
     Net Realized Gain (Loss)                      (66,646)           71,446            380,615            91,637
     Net Unrealized Gain (Loss) On Investments     116,497          (270,596)          (282,528)           79,380
                                                   -------          --------           --------            ------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             47,256          (162,828)            93,762           175,555
                                                    ------          --------             ------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits              3,620            16,035                699            21,773
     Net Transfers Between Sub-accounts           (563,950)         (121,811)          (914,578)          (52,433)
     Surrenders                                     (8,075)          (42,332)           (77,140)         (138,283)
                                                    ------           -------            -------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions           (568,405)         (148,108)          (991,019)         (168,943)
                                                  --------          --------           --------          --------

TOTAL INCREASE (DECREASE) IN NET ASSETS           (521,149)         (310,936)          (897,257)            6,612
                                                  --------          --------           --------             -----

NET ASSETS:
     Beginning of Period                           521,149           832,085            897,257           890,645
                                                   -------           -------            -------           -------
     End of Period                                     $ -         $ 521,149                $ -         $ 897,257
                                                       ==          =========                ==          =========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                    AVP                                             AVP
                                                  Global Bond                             Conservative Investors
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $ (1,596)           $ (402)          $ (5,975)         $ 16,143
     Net Realized Gain (Loss)                       18,243             3,014            184,819           116,928
     Net Unrealized Gain (Loss) On Investments     (31,639)           36,191           (165,995)           16,734
                                                   -------            ------           --------            ------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            (14,992)           38,803             12,849           149,805
                                                   -------            ------             ------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                299               304              3,581           164,258
     Net Transfers Between Sub-accounts           (296,522)          (22,876)        (1,200,140)           89,784
     Surrenders                                    (26,751)          (40,056)           (84,376)         (299,525)
                                                   -------           -------            -------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions           (322,974)          (62,628)        (1,280,935)          (45,483)
                                                  --------           -------         ----------           -------

TOTAL INCREASE (DECREASE) IN NET ASSETS           (337,966)          (23,825)        (1,268,086)          104,322
                                                  --------           -------         ----------           -------

NET ASSETS:
     Beginning of Period                           337,966           361,791          1,268,086         1,163,764
                                                   -------           -------          ---------         ---------
     End of Period                                     $ -         $ 337,966                $ -       $ 1,268,086
                                                       ==          =========                ==        ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                      AVP                                   AVP
                                                  Growth Investors                         Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $ (6,567)         $ (3,891)         $ (32,992)        $ (76,043)
     Net Realized Gain (Loss)                      428,329           134,770          3,270,376         1,000,300
     Net Unrealized Gain (Loss) On Investments    (358,484)          127,440         (2,756,270)          640,819
                                                  --------           -------         ----------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             63,278           258,319            481,114         1,565,076
                                                    ------           -------            -------         ---------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits              7,786            54,671             20,182            42,676
     Net Transfers Between Sub-accounts         (1,383,147)           17,197         (6,894,254)         (817,040)
     Surrenders                                    (84,364)         (124,107)          (369,195)         (532,941)
                                                   -------          --------           --------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (1,459,725)          (52,239)        (7,243,267)       (1,307,305)
                                                ----------           -------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (1,396,447)          206,080         (6,762,153)          257,771
                                                ----------           -------         ----------           -------

NET ASSETS:
     Beginning of Period                         1,396,447         1,190,367          6,762,153         6,504,382
                                                 ---------         ---------          ---------         ---------
     End of Period                                     $ -       $ 1,396,447                $ -       $ 6,762,153
                                                       ==        ===========                ==        ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
------------------------------------------------------------------------------------------------------------------
                                                AVP                            Evergreen - VA    Evergreen - VA
                                               Worldwide Privatization         Global Leaders    Special Equity
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended       Oct. 18* thru      Oct. 18* thru
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999  December 31, 1999
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $ (5,832)         $ (2,194)             $ 500             $ 521
     Net Realized Gain (Loss)                      382,581           117,847              2,727             9,633
     Net Unrealized Gain (Loss) On Investments    (231,244)            3,073             17,274           200,289
                                                  --------             -----             ------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            145,505           118,726             20,501           210,443
                                                   -------           -------             ------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                 40             1,267             84,942           295,177
     Net Transfers Between Sub-accounts         (1,260,991)          (32,624)           165,895         1,367,392
     Surrenders                                   (111,312)         (118,822)              (670)          (15,435)
                                                  --------          --------               ----           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (1,372,263)         (150,179)           250,167         1,647,134
                                                ----------          --------            -------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (1,226,758)          (31,453)           270,668         1,857,577
                                                ----------           -------            -------         ---------

NET ASSETS:
     Beginning of Period                         1,226,758         1,258,211                  -                 -
                                                 ---------         ---------
     End of Period                                     $ -       $ 1,226,758          $ 270,668       $ 1,857,577
                                                       ==        ===========          =========       ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                         INVESCO - VIF     INVESCO - VIF       INVESCO - VIF      INVESCO - VIF
                                          Technology     Financial Services  Telecommunications  Health Sciences
------------------------------------------------------------------------------------------------------------------
                                           Oct. 18* thru     Oct. 18* thru     Oct. 18* thru      Oct. 18* thru
                                         December 31, 1999 December 31, 1999 December 31, 1999  December 31, 1999
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)               $ (107,676)        $ (17,331)         $ (95,343)        $ (12,609)
     Net Realized Gain (Loss)                    3,332,312            81,012          2,841,659           200,172
     Net Unrealized Gain (Loss) On Investments  12,339,485            69,846          9,624,329           419,823
                                                ----------            ------          ---------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         15,564,121           133,527         12,370,645           607,386
                                                ----------           -------         ----------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         14,334,899         2,331,140          9,095,771         2,251,483
     Net Transfers Between Sub-accounts         46,864,762         6,299,301         42,554,918         6,167,329
     Surrenders                                   (396,652)         (101,997)          (523,997)         (107,744)
                                                  --------          --------           --------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         60,803,009         8,528,444         51,126,692         8,311,068
                                                ----------         ---------         ----------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS         76,367,130         8,661,971         63,497,337         8,918,454
                                                ----------         ---------         ----------         ---------

NET ASSETS:
     Beginning of Period                                 -                 -                  -                 -
     End of Period                            $ 76,367,130       $ 8,661,971       $ 63,497,337       $ 8,918,454
                                              ============       ===========       ============       ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                                          Montgomery
                                           INVESCO - VIF                  Emerging
                                             Dynamics                      Markets
------------------------------------------------------------------------------------------------------------------
                                           Oct. 18* thru         Year Ended         Year Ended
                                         December 31, 1999    December 31, 1999   Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (51,615)     $ (1,245,826)      $ (1,028,716)
     Net Realized Gain (Loss)                    1,257,714        (5,736,406)       (26,592,612)
     Net Unrealized Gain (Loss) On Investments   3,218,773        51,149,486        (10,896,085)
                                                 ---------        ----------        -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                          4,424,872        44,167,254        (38,517,413)
                                                 ---------        ----------        -----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits          2,540,483        18,463,324         15,292,607
     Net Transfers Between Sub-accounts         21,301,818        (1,990,882)       (11,481,926)
     Surrenders                                   (128,025)       (4,534,033)        (4,308,589)
                                                  --------        ----------         ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         23,714,276        11,938,409           (497,908)
                                                ----------        ----------           --------

TOTAL INCREASE (DECREASE) IN NET ASSETS         28,139,148        56,105,663        (39,015,321)
                                                ----------        ----------        -----------

NET ASSETS:
     Beginning of Period                                 -        65,203,388        104,218,709
                                                                  ----------        -----------
     End of Period                            $ 28,139,148     $ 121,309,051       $ 65,203,388
                                              ============     =============       ============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                        NBAMT                  ProFunds - VP      ProFunds - VP
                                                      Partners                   Ultra OTC           Europe
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended       Oct. 18* thru      Oct. 18* thru
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999  December 31, 1999
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)              $ 3,497,547      $ (6,605,542)         $ (97,080)         $ (4,228)
     Net Realized Gain (Loss)                   26,062,134       109,598,961         10,702,047            76,485
     Net Unrealized Gain (Loss) On Investments  11,385,231       (95,288,506)        15,930,549           220,897
                                                ----------       -----------         ----------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         40,944,912         7,704,913         26,535,516           293,154
                                                ----------         ---------         ----------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits          1,976,849        87,465,544          6,396,397           306,209
     Net Transfers Between Sub-accounts       (560,656,639)     (157,352,903)        35,671,081         2,767,296
     Surrenders                                (12,932,750)      (41,153,744)           (87,746)          (13,784)
                                               -----------       -----------            -------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions       (571,612,540)     (111,041,103)        41,979,732         3,059,721
                                              ------------      ------------         ----------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS       (530,667,628)     (103,336,190)        68,515,248         3,352,875
                                              ------------      ------------         ----------         ---------

NET ASSETS:
     Beginning of Period                       530,667,628       634,003,818                  -                 -
                                               -----------       -----------
     End of Period                                     $ -     $ 530,667,628       $ 68,515,248       $ 3,352,875
                                                       ==      =============       ============       ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                           ProFunds - VP         Rydex             Rydex              Rydex
                                             Small Cap           Nova               Ursa               OTC
------------------------------------------------------------------------------------------------------------------
                                           Oct. 18* thru      May 5* thru       May 5* thru        May 5* thru
                                         December 31, 1999 December 31, 1999 December 31, 1999  December 31, 1999
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (15,692)       $ (367,547)        $ (259,906)     $ (1,371,292)
     Net Realized Gain (Loss)                      434,481         3,928,418         (7,691,468)       42,891,188
     Net Unrealized Gain (Loss) On Investments     455,895         5,121,889           (439,010)       55,906,048
                                                   -------         ---------           --------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            874,684         8,682,760         (8,390,384)       97,425,944
                                                   -------         ---------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits            151,295        13,914,665          3,072,469        57,518,704
     Net Transfers Between Sub-accounts          8,787,603        38,832,915         23,045,583       169,199,924
     Surrenders                                    (77,213)       (2,184,030)          (981,989)       (8,067,777)
                                                   -------        ----------           --------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions          8,861,685        50,563,550         25,136,063       218,650,851
                                                 ---------        ----------         ----------       -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS          9,736,369        59,246,310         16,745,679       316,076,795
                                                 ---------        ----------         ----------       -----------

NET ASSETS:
     Beginning of Period                                 -                 -                  -                 -
     End of Period                             $ 9,736,369      $ 59,246,310       $ 16,745,679     $ 316,076,795
                                               ===========      ============       ============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

-------------------------------------------------------------------------------
                                                   WFVT - Equity
                                                      Value
--------------------------------------------------------------------------------
                                            Year Ended       May. 4* thru
                                         December 31, 1999   Dec. 31, 1998

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (95,710)          $ 2,589
     Net Realized Gain (Loss)                       (8,491)          (39,164)
     Net Unrealized Gain (Loss) On Investments    (966,330)          405,617
                                                  --------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         (1,070,531)          369,042
                                                ----------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         10,941,564         8,163,400
     Net Transfers Between Sub-accounts          6,280,145         2,581,848
     Surrenders                                 (1,188,543)         (161,130)
                                                ----------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         16,033,166        10,584,118
                                                ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         14,962,635        10,953,160
                                                ----------        ----------

NET ASSETS:
     Beginning of Period                        10,953,160                 -
                                                ----------
     End of Period                            $ 25,915,795      $ 10,953,160
                                              ============      ============
--------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account B - Class 1

Notes to Financial Statements
December 31, 1999

--------------------------------------------------------------------------------


1.   ORGANIZATION

     American Skandia Life Assurance Corporation Variable Account B - Class 1 (the "Account") is a separate investment account of American Skandia Life Assurance Corporation ("American Skandia" or "Company"). The Account is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust. The Account commenced operations September 20, 1988.

     As of December 31, 1999, the Account consisted of seventy-five sub-accounts. These financial statements report on sixty-six sub-accounts offered in the LifeVest Personal Security Annuity, the American Skandia Advisors Plan Annuity, the American Skandia Advisors Plan II Annuity, the Imperium Annuity, the American Skandia Protector Annuity, the Emerald Choice Annuity, American Skandia XTra Credit Annuity, American Skandia LifeVest Annuity and the Alliance Capital Navigator Annuity. Each of the sixty-six sub-accounts invests only in a single corresponding portfolio of either The Alger American Fund, American Skandia Trust, Montgomery Variable Series, Wells Fargo Variable Trust, Rydex Variable Trust, Invesco Variable Funds, The ProFund VP, or Evergreen Variable Annuity Trust (the "Trusts"). Fred Alger Management, Inc. is the advisor for The Alger American Fund. American Skandia Investment Services, Incorporated, an affiliate, is the investment manager for American Skandia Trust, while AIM Capital
     Management, Inc., Lord Abbett & Co., Janus Capital Corporation, J. P. Morgan Investment Management Inc., Neuberger Berman Management Incorporated, Federated Investment Counseling, T. Rowe Price Associates, Inc., Rowe Price-Fleming International, Inc., Founders Asset Management, LLC, Pacific Investment Management Company, INVESCO Funds Group Inc., OppenheimerFunds, Inc., American Century Investment Management, Inc., Marisco Capital Management LLC, Cohen and Steers Capital Management, Inc., Bankers Trust Company, Massachusetts Financial Services Co.. and Kemper Investments, Inc. are the sub-advisors. Montgomery Asset Management, L.P. is the investment advisor for the Montgomery Variable Series. Wells Fargo Bank N.A. is the investment manager for the Wells Fargo Variable Trust. Padco Advisors II, Inc. is the investment advisor for the Rydex Variable Trust. Invesco Funds Group, Inc. is the investment advisor for the Invesco Variable Investment Funds. ProFund Advisors LLC serves as the investment advisors for the ProFund VP. Evergreen Asset Management Corp. is the investment advisor for Evergreen VA Global Leader while Meridian Investment Company is the investment advisor for the Evergreen VA Special Equity Fund.

     The investment advisors are paid fees for their services by the respective Trusts.

     The annuities described above are marketed through American Skandia Marketing, Inc., an affiliate.

     During 1999, the following sub-accounts incurred a name change: AST AIM International Equity (formerly AST Putnam International Equity); AST AIM Balanced (formerly AST Putnam Balanced); AST Janus Small Cap Growth (formerly AST Founders Capital Appreciation) and AST American Century Income & Growth (formerly AST Putnam Growth & Income).

 2.  VALUATION OF INVESTMENTS

     The market value of the investments in the sub-accounts is based on the net asset values of the Trust shares held at the end of the current period. Transactions are accounted for on the trade date and dividend income is recognized on an accrual basis. Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.   ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.   INCOME TAXES

     American Skandia does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account; therefore, no charges for federal income taxes are currently deducted from the Account. If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

     Under current laws, American Skandia may incur state and local income taxes (in addition to premium tax) in several states. The Company does not anticipate that these will be significant. However, American Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

      Section  817(h) of the  Internal  Revenue  Code  provides  that a variable annuity contract, in order to qualify as an annuity, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of the insurance companies). If the diversification requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract. The Treasury Department's regulations prescribe the diversification requirements for variable annuity contracts. The Company believes the underlying mutual fund portfolios complied with the terms of these regulations.

6.   CONTRACT CHARGES

     The following contract charges are paid to American Skandia, which provides administrative services to the Account:

     Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.25% of the net assets.

     Administrative Fees - Charged daily against the Account at an annual rate of .15% of the net assets. A maintenance fee of $30 per contractowner account is deducted at the end of each contract year and on surrender.

     Contingent Deferred Sales Charges are computed as set forth in the respective prospectus' of the LifeVest Personal Security Annuity, the American Skandia Advisors Plan Annuity, the American Skandia Advisor Plan II Annuity, the Imperium Annuity, the American Skandia Protector Annuity, the American Skandia Xtra Credit Annuity, the American Skandia Emerald Choice Annuity, or The Alliance Capital Navigator Annuity. These charges may be imposed on the full or partial surrender of certain contracts. There is no contingent deferred sales charge if all premiums were received at least eight complete years prior to the date of the full or partial surrender.

7.   YEAR 2000 COMPLIANCE (UNAUDITED)

     The Company's computer support is provided by its affiliate, American Skandia Information Services and Technology Corporation.

     The Company has experienced no significant errors or disruptions in computer service, interfaces with computer systems of investment manager, sub-advisors, third party administrators, vendors and other business partners on or after January 1, 2000.

     American Skandia engaged external information technology specialists to review the operating systems and internally developed software. The costs associated with these assessments and Year 2000 related remediation were allocated across the American Skandia Group. No cost were allocated to the Separate Accounts.

     American Skandia continues to review new and existing systems and has contingency plans in place as part of its Business Continuity Plan. The plan involves virtually all aspects of the business and will continue to be a focus of management beyond the Year 2000 event.





                       STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (CLASS 1 SUB-ACCOUNTS) and AMERICAN SKANDIA LIFE ASSURANCE CORPORATION. The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE CORPORATION. The assets supporting the fixed investment options are maintained in AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and registered solely under the Securities Act of 1933.

                                TABLE OF CONTENTS

ITEM                                                                                                                   PAGE

General Information about American Skandia                                                                                2
|X|      American Skandia Life Assurance Corporation                                                                      2
|X|      American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)                            2
|X|      American Skandia Life Assurance Corporation Separate Account D                                                   4

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated                                              5

How Performance Data is Calculated                                                                                        5
|X|      Current and Effective Yield                                                                                      5
|X|      Total Return                                                                                                     6

How the Unit Price is Determined                                                                                         17

Additional Information on Fixed Allocations                                                                              17
|X|      How We Calculate the Market Value Adjustment                                                                    18

General Information                                                                                                      19
|X|      Voting Rights                                                                                                   19
|X|      Modification                                                                                                    19
|X|      Deferral of Transactions                                                                                        20
|X|      Misstatement of Age or Sex                                                                                      20
|X|      Ending the Offer                                                                                                20

Independent Auditors                                                                                                     20

Legal Experts                                                                                                            20

Financial Statements                                                                                                     20
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B
                 (Class 1 Sub-accounts)                                                                                  22





--------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATlON IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITIES FOR WHICH IT
RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA LIFE ASSURANCE CORPORATION, P.O. BOX 883, SHELTON, CONNECTICUT 06484, OR TELEPHONE 1-800-752-6342. OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@AMERICANSKANDIA.COM.
--------------------------------------------------------------------------------

Date of Prospectus:  May 1, 2000
Date of Statement of Additional Information: May 1, 2000
FUSI XT - SAI (05/2000)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance Corporation ("we", "our" or "us") is a wholly-owned subsidiary of American Skandia, Inc. ("ASI"), formerly known as American Skandia Investment Holding Corporation. ASI's indirect parent is Skandia Insurance Company Ltd. Skandia Insurance Company Ltd. is part of a group of companies whose predecessor commenced operations in 1855. Skandia Insurance Company Ltd. is a major worldwide insurance company operating from Stockholm, Sweden which owns and controls, directly or through subsidiary companies, numerous insurance and related companies. We are organized as a Connecticut stock life insurance company, and are subject to Connecticut law governing insurance companies. Our mailing address is P.O. Box 883, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (Class 1 Sub-accounts)

American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts), also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B. The Sub-accounts offered pursuant to this Prospectus are all Class 1 Sub-accounts of Separate Account B. Each class of Sub-accounts in Separate Account B has a different level of charges assessed against such Sub-accounts. Each Sub-account invests exclusively in an underlying mutual fund or a portfolio of an underlying mutual fund. You will find additional information about these underlying mutual funds and portfolios in the prospectuses for such funds.

Separate Account B is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the underlying mutual funds or fund portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

During the accumulation phase, we offer a number of Sub-accounts as variable investment options. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such variable investment options available, we will notify Owners of the availability of such Sub-accounts. As of the date of the Prospectus and Statement of Additional Information, our Sub-accounts and the underlying mutual funds or portfolios in which they invest are as follows. Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust.


         Separate Account B Sub-account                                                    Underlying Mutual Fund Portfolio

         AST Founders Passport                                                                       AST Founders Passport
         AST AIM International Equity                                                         AST AIM International Equity
         AST Janus Overseas Growth                                                               AST Janus Overseas Growth
         AST American Century International Growth                               AST American Century International Growth
         AST American Century International Growth II                         AST American Century International Growth II
         AST MFS Global Equity                                                                       AST MFS Global Equity
         AST Janus Small-Cap Growth                                                             AST Janus Small-Cap Growth
         AST Kemper Small-Cap Growth                                                                  AST Small Cap Growth
         AST LA Small Cap Value                                                            AST Lord Abbett Small Cap Value
         AST T. Rowe Price Small Company Value                                       AST T. Rowe Price Small Company Value
         AST Janus Mid-Cap Growth                                                                 AST Janus Mid-Cap Growth
         AST NB Mid-Cap Growth                                                         AST Neuberger Berman Mid-Cap Growth
         AST NB Mid-Cap Value                                                           AST Neuberger Berman Mid-Cap Value
         AST Alger All-Cap Growth                                                                 AST Alger All-Cap Growth
         AST T. Rowe Price Natural Resources                                           AST T. Rowe Price Natural Resources
         AST Alliance Growth                                                                           AST Alliance Growth
         AST MFS Growth                                                                                     AST MFS Growth
         AST Marsico Capital Growth                                                             AST Marsico Capital Growth
         AST JanCap Growth                                                                               AST JanCap Growth
         AST Sanford Bernstein Managed Index 500                                   AST Sanford Bernstein Managed Index 500
         AST Cohen & Steers Realty                                                               AST Cohen & Steers Realty
         AST American Century Income & Growth                                         AST American Century Income & Growth
         AST Alliance Growth and Income                                                     AST Alliance Growth and Income
         AST MFS Growth with Income                                                             AST MFS Growth with Income
         AST INVESCO Equity Income                                                               AST INVESCO Equity Income
         AST AIM Balanced                                                                                 AST AIM Balanced
         AST American Century Strategic Balanced                                   AST American Century Strategic Balanced
         AST T. Rowe Price Asset Allocation                                             AST T. Rowe Price Asset Allocation
         AST T. Rowe Price Global Bond                                                       AST T. Rowe Price Global Bond
         AST Fed High Yield                                                                       AST Federated High Yield
         AST PIMCO Total Return Bond                                                           AST PIMCO Total Return Bond
         AST PIMCO Limited Maturity Bond                                                   AST PIMCO Limited Maturity Bond
         AST Money Market                                                                                 AST Money Market

         AA Growth                                                              Growth portfolio of The Alger American Fund
         AA MidCap Growth                                                          MidCap Growth of The Alger American Fund

         MV Emerging Markets                                       Emerging Markets portfolio of Montgomery Variable Series

         WFVT Equity Value                                             Equity Value portfolio of Wells Fargo Variable Trust

         Rydex Nova                                                                  Nova portfolio of Rydex Variable Trust
         Rydex Ursa                                                                  Ursa portfolio of Rydex Variable Trust
         Rydex OTC                                                                    OTC portfolio of Rydex Variable Trust

         INVESCO VIF Technology                             Technology portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Health Sciences                   Health Sciences portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Financial Services             Financial Services portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Telecommunications                                                    Telecommunications portfolio of
                                                                                    INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Dynamics                                 Dynamics portfolio of INVESCO Variable Investment Funds, Inc.

         EVA Omega                                                      Omega portfolio of Evergreen Variable Annuity Trust
         EVA Equity Index                                        Equity Index portfolio of Evergreen Variable Annuity Trust
         EVA Foundation                                            Foundation portfolio of Evergreen Variable Annuity Trust
         EVA Global Leaders                                    Global Leaders portfolio of Evergreen Variable Annuity Trust
         EVA Special Equity                                    Special Equity portfolio of Evergreen Variable Annuity Trust
         EVA Capital Growth                                    Capital Growth portfolio of Evergreen Variable Annuity Trust
         EVA Blue Chip                                              Blue Chip portfolio of Evergreen Variable Annuity Trust
         EVA Perpetual International                  Perpetual International portfolio of Evergreen Variable Annuity Trust

         ProFund  VP Europe 30                                                         Europe 30  portfolio  of  ProFund  VP
         ProFund VP UltraSmall-Cap                                                UltraSmall-Cap  portfolio  of  ProFund  VP
         ProFund  VP UltraOTC                                                               UltraOTC portfolio of ProFund VP


A brief summary of the investment objectives and policies of each underlying mutual fund portfolio is found in the Prospectuses. More detailed information about the investment objectives, policies, charges, operations, the attendant risks and other details pertaining to each underlying mutual fund portfolio are described in the prospectus of each underlying mutual fund and the statements of additional information for such underlying mutual fund. Also included in such information is the investment policy of each mutual fund or portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any underlying mutual fund or portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund or portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the underlying mutual fund portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Code.

We may make other underlying mutual funds available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio of an underlying mutual fund may be disclosed in its prospectus. However, addition of a portfolio does not require us to create a new Sub-account to invest in that portfolio. We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American Skandia Life Assurance Corporation Separate Account D, also referred to as Separate Account D, was established by us pursuant to Connecticut law. During the accumulation phase, assets supporting our obligations based on Fixed
Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.

We have sole discretion over the investment managers retained to manage the assets maintained in Separate Account D. We currently employ investment managers for Separate Account D including, but not limited to, J.P. Morgan Investment Management Inc. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s).

We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:

     1. The State of New York, which is one of the jurisdictions in which we are licensed to do business, requires that we meet certain "matching" requirements. These requirements address the matching of the durations of the assets with the durations of obligations supported by such assets. We believe these matching requirements are designed to control an insurer's ability to risk investing in long-term assets to support short term interest rate guarantees. We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

     2. We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:

          a. Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.

          b. At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.

We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Connecticut and other state insurance laws.

     3. The assets in Separate Account D are accounted for at their market value, rather than at book value.

     4. We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.

We may or may not be able to obtain approval in the future in certain jurisdictions of endorsements to individual or group annuities that include the type of Fixed Allocations offered pursuant to this Prospectus. If such approval is obtained, we may take those steps needed to make such Fixed Allocations available to purchasers to whom Annuities were issued prior to the date of such approval.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing, Incorporated ("ASM"), a wholly-owned subsidiary of ASI, is the distributor and principal underwriter of the securities offered through this prospectus and Statement of Additional Information. American Skandia Life Assurance Corporation and American Skandia Investment Services, Incorporated ("ASISI"), the investment manager of American Skandia Trust and American Skandia Advisor Funds, Inc., are also wholly-owned subsidiaries of ASI. American Skandia Information Services and Technology Corporation ("ASIST"), also a wholly-owned subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.


ASM acts as the distributor of a number of annuity and life insurance products we offer and both American Skandia Trust and American Skandia Advisor Funds, Inc., a family of retail mutual funds. ASM also acts as an introducing broker-dealer through which it receives a portion of brokerage commissions in connection with purchases and sales of securities held by portfolios of American Skandia Trust which are offered as underlying investment options under the Annuity.


ASM's principal business address is One Corporate Drive, Shelton, Connecticut 06484. ASM is registered as broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous basis. ASM enters into distribution agreements with independent broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration. Applications for the Annuity are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of the firm. Compensation is generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account. No compensation is payable on Annuities purchased by a member of the designated class of Owners.

In addition, firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to us or our affiliates. We or ASM may enter into compensation arrangements with certain firms. These arrangements will not be offered to all firms and the terms of such arrangements may differ between firms. Any such compensation will be paid by us or ASM and will not result in any additional charge to you. To the extent permitted by NASD rules and other applicable laws and regulations, ASM may pay or allow other promotional incentives or payments in the form of cash or other compensation.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the performance of Sub-accounts using two types of measures. These measures are "current and effective yield", which may be used for money market-type Sub-accounts (like the AST Money Market Sub-account) and "total return", which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield

The current yield of a money market-type Sub-account is calculated based upon a seven day period ending on the date of calculation. The current yield of such a Sub-account is computed by determining the change (exclusive of capital changes) in the Account Value of a hypothetical pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical Allocation") having a balance of one Unit at the beginning of the period, subtracting a hypothetical maintenance fee, and dividing such net change in the Account Value of the Hypothetical Allocation by the Account Value of the Hypothetical Allocation at the beginning of the same period to obtain the base period return, and multiplying the result by (365/7). The resulting figure will be carried to at least the nearest l00th of one percent.

We compute effective compound yield for a money market-type Sub-account according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on assets of such a Sub-account. Net investment income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective yields for a hypothetical contract. The yield is calculated based on the performance of the AST Money Market Sub-account during the last seven days of the calendar year ending prior to the date of this Prospectus. At the beginning of the seven day period, the hypothetical contract had a balance of one Unit. The current and effective yields reflect the recurring charge against the Sub-account. Please note that current and effective yield information will fluctuate. This information may not provide a basis for comparisons with deposits in banks or other institutions which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.


   Sub-account                  Current Yield                 Effective Yield
   -----------                  -------------                 ---------------
AST Money Market                    3.03%                          3.07%


Total Return

Total return for the other Sub-accounts is computed by using the formula:

                                  P(1+T)n = ERV

                                     where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account Value of the hypothetical $1,000 payment as of the end of the period over which total return is being measured.

Many of the Sub-accounts offered as variable investment options for the Annuities have been available as variable investment options in other annuities we offer under one or more separate accounts of American Skandia Life Assurance Corporation. In addition, some of the underlying mutual fund portfolios existed prior to the inception of these Sub-accounts. Performance quoted in advertising regarding any such Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial offering of the Annuities, or periods during which the underlying mutual fund portfolios have been in existence, but the Sub-accounts have not. Such hypothetical performance is calculated using the same assumptions employed in calculating actual performance since inception of the Sub-accounts.

"Standard Total Return" figures assume that all charges and fees are applicable, including any contingent deferred sales charge that may apply for the period shown. "Non-standard Total Return" figures may also be used that do not reflect all fees and charges. Non-standard Total Returns are calculated in the same manner as standardized returns except that the calculations may assume no redemption at the end of the applicable periods, thus these figures may not take into consideration the Annuity's contingent deferred sales charge.

Non-standard Total Returns reflect the addition of Credits. The Non-standard Total Return numbers provided may assume Credits equal to 1.5%, 3.0%, 4.0% or 5.0%, respectively, of Purchase Payments. The amount of the Credit applicable is described in detail in the "How Do I Receive Credits?" section of the Prospectus. The percentage of the Credit depends on the age and the cumulative amount of Purchase Payments received. In addition, the amount of the Credits may be deducted from the amount payable at death under limited circumstances (see "Death Benefit"). The impact of Credits on Total Return is particularly pronounced for the shorter durations for which Total Return is measured, such as one and three years. You should take this into considerations in any comparison of Total Return between the Sub-accounts and investment options offered pursuant to other annuities.

As described in the Prospectus, Annuities may be offered in certain situations in which the contingent deferred sales charge or certain other charges or fees may be eliminated or reduced. Advertisements of performance in connection with the offer of such Annuities will be based on the charges applicable to such Annuities.

Shown below are total return figures for the periods shown. Figures are shown only for Sub-accounts operational as of December 31, 1999. The "inception-to-date" figures shown below are based on the inception date of an underlying mutual fund portfolio. "N/A" means "not applicable" and indicates that the underlying mutual fund portfolio was not in operation for the applicable period. Any performance of such portfolios prior to inception of a Sub-account is provided by the underlying mutual funds. The total return for any Sub-account reflecting performance prior to such Sub-account's inception is based on such information.


                                 -------------------------------------------------- -- ---------------------------------------------
                                               Standard Total Return                               Non-Standard Total Return

                                 -------------------------------------------------- -- ---------------------------------------------
                                 -------------------------------------------------- -- ---------------------------------------------
                                           (Assuming maximum CDSC and                  (Assuming maximum CDSC, with maintenance fees
                                                 maintenance fees)                                    and a 1.5% Credit)

                                 -------------------------------------------------- -- ---------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----
                                   1        3         5         10     Inception       1         3         5         10    Inception
                                Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date
------------------------------------ -------- --------- --------- --------- ----------- --------- --------- --------- -------- -----
AST Founders Passport 1            78.49%    25.38%     N/A       N/A      19.13%      80.23%    25.29%     N/A       N/A     18.78%
AST AIM International Equity 2     53.27%    28.97%    20.44%    12.41%    14.90%      54.78%    28.88%    20.12%   11.95%    14.40%
AST Janus Overseas Growth          71.56%    32.54%     N/A       N/A      32.52%      73.23%    32.45%     N/A       N/A     32.17%
AST American Century               54.33%    27.61%     N/A       N/A      27.60%      55.85%    27.53%     N/A       N/A     27.26%
  International Growth

AST American Century               21.55%    11.21%    11.49%     N/A       8.73%      22.76%    11.13%    11.19%     N/A      8.37%
  International Growth II 3
AST MFS Global Equity 4              N/A      N/A       N/A       N/A       1.54%       N/A       N/A       N/A       N/A      2.57%
AST Janus Small-Cap Growth 5       129.99%   34.94%    30.93%     N/A      26.77%     132.21%    34.84%    30.58%     N/A     26.37%
AST Kemper Small-Cap Growth          N/A      N/A       N/A       N/A      45.18%       N/A       N/A       N/A       N/A     46.62%
AST LA Small Cap Value             -1.26%     N/A       N/A       N/A      -1.48%      -0.26%     N/A       N/A       N/A     -1.59%
AST T. Rowe Price Small Company    -9.37%    0.82%      N/A       N/A       0.80%      -8.45%    0.75%      N/A       N/A      0.53%
  Value

AST NB Mid-Cap Growth 6            40.70%    25.05%    22.78%     N/A      21.86%      42.09%    24.96%    22.45%     N/A     21.42%
AST NB Mid-Cap Value 7             -4.35%    5.20%     10.28%     N/A       7.69%      -3.38%    5.13%     9.98%      N/A      7.28%
AST T. Rowe Price Natural          17.77%    1.09%      N/A       N/A       9.22%      18.95%    1.02%      N/A       N/A      8.90%
  Resources

AST Alliance Growth 8              23.49%    21.41%     N/A       N/A      20.06%      24.72%    21.33%     N/A       N/A     19.80%
AST MFS Growth 4                     N/A      N/A       N/A       N/A       4.13%       N/A       N/A       N/A       N/A      5.18%
AST Marsico Capital Growth         41.89%     N/A       N/A       N/A      41.47%      43.29%     N/A       N/A       N/A     41.32%
AST JanCap Growth                  44.28%    46.25%    40.33%     N/A      28.49%      45.71%    46.15%    39.96%     N/A     27.95%
AST Sanford Bernstein Managed      10.99%     N/A       N/A       N/A      19.20%      12.10%     N/A       N/A       N/A     19.07%
  Index 500 9
AST Cohen & Steers Realty          -7.72%     N/A       N/A       N/A      -13.45%     -6.78%     N/A       N/A       N/A    -13.54%
AST American Century Income &      12.71%    15.28%     N/A       N/A      15.26%      13.84%    15.20%     N/A       N/A     14.95%
  Growth 10
AST Alliance Growth and Income 11   5.92%    13.56%    17.32%     N/A      14.02%      6.99%     13.48%    17.00%     N/A     13.57%
AST MFS Growth with Income 4         N/A      N/A       N/A       N/A      -3.64%       N/A       N/A       N/A       N/A     -2.67%
AST INVESCO Equity Income           1.63%    12.15%    16.39%     N/A      12.92%      2.66%     12.07%    16.07%     N/A     12.56%
AST AIM Balanced 12                10.61%    13.43%    14.52%     N/A      11.60%      11.72%    13.36%    14.20%     N/A     11.18%
AST American Century Strategic      2.85%    11.94%     N/A       N/A      11.93%      3.89%     11.87%     N/A       N/A     11.63%
  Balanced

AST T. Rowe Price Asset             0.20%    11.73%    14.05%     N/A      11.41%      1.21%     11.65%    13.74%     N/A     11.05%
  Allocation
AST T. Rowe Price Global Bond 13   -18.15%   -3.90%    0.73%      N/A       0.20%     -17.31%    -3.97%    0.45%      N/A     -0.15%
AST Fed High Yield                 -7.97%    1.74%     7.36%      N/A       5.51%      -7.04%    1.67%     7.06%      N/A      5.17%
AST PIMCO Total Return Bond        -11.02%   1.76%     5.12%      N/A       3.81%     -10.11%    1.69%     4.83%      N/A      3.47%
AST PIMCO Limited Maturity         -6.62%    1.30%      N/A       N/A       2.43%      -5.67%    1.22%      N/A       N/A      2.12%
  Bond

AA Growth                          23.32%    31.99%    28.47%    21.10%    21.32%      24.55%    31.90%    28.13%   20.60%    20.80%
AA MidCap Growth                   21.45%    21.79%    23.66%     N/A      22.76%      22.66%    21.71%    23.32%     N/A     22.31%

MV Emerging Markets                53.95%    -3.63%     N/A       N/A      -2.27%      55.46%    -3.70%     N/A       N/A     -2.49%

WFVT Equity Value 10               -12.38%    N/A       N/A       N/A      -10.50%    -11.48%     N/A       N/A       N/A    -10.28%

------------------------------- -------- --------- --------- --------- ----------- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----
                                   1        3         5         10     Inception       1         3         5         10    Inception
                                Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date
------------------------------------ -------- --------- --------- --------- ----------- --------- --------- --------- -------- -----

Rydex Nova 14                      13.03%     N/A       N/A       N/A      24.78%      14.16%     N/A       N/A       N/A     24.69%
Rydex Ursa 14                      -24.75%    N/A       N/A       N/A      -25.67%    -23.97%     N/A       N/A       N/A    -25.74%
Rydex OTC 14                       89.92%     N/A       N/A       N/A      63.87%      91.77%     N/A       N/A       N/A     63.74%

INVESCO VIF Technology 4             N/A      N/A       N/A       N/A      56.65%       N/A       N/A       N/A       N/A     58.19%
INVESCO VIF Health Sciences 4        N/A      N/A       N/A       N/A       4.85%       N/A       N/A       N/A       N/A      5.90%
INVESCO VIF Financial Services 4     N/A      N/A       N/A       N/A       5.56%       N/A       N/A       N/A       N/A      6.62%
INVESCO VIF                          N/A      N/A       N/A       N/A      43.18%       N/A       N/A       N/A       N/A     44.60%
  Telecommunications 4
INVESCO VIF Dynamics 4               N/A      N/A       N/A       N/A      30.57%       N/A       N/A       N/A       N/A     31.86%

Evergreen VA Global Leaders 4        N/A      N/A       N/A       N/A       8.62%       N/A       N/A       N/A       N/A      9.71%
Evergreen VA Special Equity 4        N/A      N/A       N/A       N/A      13.39%       N/A       N/A       N/A       N/A     14.52%

ProFund VP Europe 30 4               N/A      N/A       N/A       N/A      13.84%       N/A       N/A       N/A       N/A     14.97%
ProFund VP UltraSmall-Cap 4          N/A      N/A       N/A       N/A      11.08%       N/A       N/A       N/A       N/A     12.19%
ProFund VP UltraOTC 4                N/A      N/A       N/A       N/A      127.18%      N/A       N/A       N/A       N/A    129.37%
---------------------------------- -------- --------- --------- --------- ----------- --------- --------- --------- -------- -------

                                --------------------------------------------------- -- ---------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return

                                --------------------------------------------------- -- ---------------------------------------------
                                --------------------------------------------------- -- ---------------------------------------------
                                 (Assuming maximum CDSC, with maintenance fees         (Assuming maximum CDSC, with maintenance fees
                                                and a 3.0% Credit)                                    and a 4.0% Credit)

                                ---------------------------------------------------- ---------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----
                                   1        3         5         10     Inception       1         3         5         10    Inception
                                Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date
------------------------------------ -------- --------- --------- --------- ----------- --------- --------- --------- -------- -----

AST Founders Passport 1            84.10%    26.67%     N/A       N/A      19.91%      86.04%    27.15%     N/A       N/A     20.22%
AST AIM International Equity 2     58.12%    30.29%    21.18%    12.74%    15.22%      59.81%    30.78%    21.47%   12.90%    15.38%
AST Janus Overseas Growth          76.96%    33.90%     N/A       N/A      33.88%      78.83%    34.40%     N/A       N/A     34.40%
AST American Century               59.22%    28.93%     N/A       N/A      28.91%      60.91%    29.41%     N/A       N/A     29.41%
  International Growth

AST American Century               25.45%    12.37%    12.18%     N/A       9.28%      26.81%    12.81%    12.45%     N/A      9.51%
  International Growth II 3
AST MFS Global Equity 4              N/A      N/A       N/A       N/A       4.84%       N/A       N/A       N/A       N/A      5.99%
AST Janus Small-Cap Growth 5       137.15%   36.32%    31.72%     N/A      27.41%     139.63%    36.83%    32.04%     N/A     27.67%
AST Kemper Small-Cap Growth          N/A      N/A       N/A       N/A      49.79%       N/A       N/A       N/A       N/A     51.40%
AST LA Small Cap Value              1.96%     N/A       N/A       N/A       0.11%      3.08%      N/A       N/A       N/A      0.70%
AST T. Rowe Price Small Company    -6.40%    1.90%      N/A       N/A       1.88%      -5.36%    2.30%      N/A       N/A      2.30%
  Value

AST NB Mid-Cap Growth 6            45.17%    26.34%    23.53%     N/A      22.57%      46.73%    26.82%    23.83%     N/A     22.86%
AST NB Mid-Cap Value 7             -1.23%    6.32%     10.96%     N/A       8.17%      -0.14%    6.73%     11.23%     N/A      8.38%
AST T. Rowe Price Natural          21.56%    2.18%      N/A       N/A       9.95%      22.87%    2.58%      N/A       N/A     10.24%
  Resources

AST Alliance Growth 8              27.45%    22.67%     N/A       N/A      21.07%      28.82%    23.14%     N/A       N/A     21.46%
AST MFS Growth 4                     N/A      N/A       N/A       N/A       7.51%       N/A       N/A       N/A       N/A      8.69%
AST Marsico Capital Growth         46.40%     N/A       N/A       N/A      43.63%      47.97%     N/A       N/A       N/A     44.44%
AST JanCap Growth                  48.87%    47.74%    41.17%     N/A      29.03%      50.46%    48.28%    41.51%     N/A     29.26%
AST Sanford Bernstein Managed      14.58%     N/A       N/A       N/A      21.08%      15.82%     N/A       N/A       N/A     21.78%
  Index 500 9
AST Cohen & Steers Realty          -4.69%     N/A       N/A       N/A      -12.01%     -3.64%     N/A       N/A       N/A    -11.48%
AST American Century Income &      16.34%    16.48%     N/A       N/A      16.46%      17.61%    16.92%     N/A       N/A     16.92%
  Growth 10
AST Alliance Growth and Income 11   9.35%    14.75%    18.04%     N/A      14.46%      10.55%    15.19%    18.33%     N/A     14.66%
AST MFS Growth with Income 4         N/A      N/A       N/A       N/A      -0.50%       N/A       N/A       N/A       N/A      0.60%
AST INVESCO Equity Income           4.94%    13.32%    17.10%     N/A      13.50%      6.08%     13.76%    17.38%     N/A     13.73%
AST AIM Balanced 12                14.19%    14.62%    15.22%     N/A      12.10%      15.43%    15.06%    15.50%     N/A     12.32%
AST American Century Strategic      6.19%    13.12%     N/A       N/A      13.10%      7.35%     13.55%     N/A       N/A     13.55%
  Balanced

AST T. Rowe Price Asset             3.46%    12.90%    14.75%     N/A      11.98%      4.59%     13.33%    15.03%     N/A     12.21%
  Allocation
AST T. Rowe Price Global Bond 13   -15.44%   -2.86%    1.37%      N/A       0.75%     -14.50%    -2.48%    1.62%      N/A      0.97%
AST Fed High Yield                 -4.96%    2.83%     8.02%      N/A       6.06%      -3.91%    3.23%     8.29%      N/A      6.28%
AST PIMCO Total Return Bond        -8.09%    2.85%     5.78%      N/A       4.35%      -7.08%    3.25%     6.04%      N/A      4.56%
AST PIMCO Limited Maturity         -3.56%    2.38%      N/A       N/A       3.12%      -2.50%    2.78%      N/A       N/A      3.40%
  Bond

AA Growth                          27.28%    33.34%    29.25%    21.45%    21.65%      28.65%    33.84%    29.56%   21.62%    21.80%
AA MidCap Growth                   25.35%    23.06%    24.41%     N/A      23.31%      26.70%    23.52%    24.71%     N/A     23.54%

MV Emerging Markets                58.82%    -2.58%     N/A       N/A      -1.41%      60.51%    -2.20%     N/A       N/A     -1.08%

WFVT Equity Value 10               -9.50%     N/A       N/A       N/A      -8.74%      -8.50%     N/A       N/A       N/A     -8.11%

Rydex Nova 14                      16.67%     N/A       N/A       N/A      26.25%      17.94%     N/A       N/A       N/A     26.79%
Rydex Ursa 14                      -22.24%    N/A       N/A       N/A      -24.65%    -21.37%     N/A       N/A       N/A    -24.28%
Rydex OTC 14                       95.87%     N/A       N/A       N/A      65.75%      97.94%     N/A       N/A       N/A     66.44%

---------------------------------- -------- --------- --------- --------- ----------- --------- --------- --------- -------- -------


---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----
                                   1        3         5         10     Inception       1         3         5         10    Inception
                                Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date
------------------------------------ -------- --------- --------- --------- ----------- --------- --------- --------- -------- -----
INVESCO VIF Technology 4             N/A      N/A       N/A       N/A      61.61%       N/A       N/A       N/A       N/A     63.33%
INVESCO VIF Health Sciences 4        N/A      N/A       N/A       N/A       8.25%       N/A       N/A       N/A       N/A      9.43%
INVESCO VIF Financial Services 4     N/A      N/A       N/A       N/A       8.98%       N/A       N/A       N/A       N/A     10.17%
INVESCO VIF                          N/A      N/A       N/A       N/A      47.73%       N/A       N/A       N/A       N/A     49.31%
  Telecommunications 4
INVESCO VIF Dynamics 4               N/A      N/A       N/A       N/A      34.74%       N/A       N/A       N/A       N/A     36.19%

Evergreen VA Global Leaders 4        N/A      N/A       N/A       N/A      12.14%       N/A       N/A       N/A       N/A     13.36%
Evergreen VA Special Equity 4        N/A      N/A       N/A       N/A      17.04%       N/A       N/A       N/A       N/A     18.31%

ProFund VP Europe 30 4               N/A      N/A       N/A       N/A      17.51%       N/A       N/A       N/A       N/A     18.78%
ProFund VP UltraSmall-Cap 4          N/A      N/A       N/A       N/A      14.67%       N/A       N/A       N/A       N/A     15.91%
ProFund VP UltraOTC 4                N/A      N/A       N/A       N/A      134.25%      N/A       N/A       N/A       N/A     36.70%
---------------------------------- -------- --------- --------- --------- ----------- --------- --------- --------- -------- -------

                                --------------------------------------------------- -- ---------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return

                                --------------------------------------------------- -- ---------------------------------------------
                                --------------------------------------------------- -- ---------------------------------------------
                                  (Assuming maximum CDSC, with maintenance fees            (Assuming no CDSC, with maintenance fees
                                                and a 5.0% Credit)                                    and a 1.5% Credit)

                                --------------------------------------------------- -- ---------------------------------------------
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----
                                   1        3         5         10     Inception       1         3         5         10    Inception
                                Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date
------------------------------------ -------- --------- --------- --------- ----------- --------- --------- --------- -------- -----
AST Founders Passport 1            87.91%    27.57%     N/A       N/A      20.47%      88.73%    27.07%     N/A       N/A     19.62%
AST AIM International Equity 2     61.43%    31.22%    21.71%    13.01%    15.48%      63.28%    30.56%    20.83%   11.95%    14.40%
AST Janus Overseas Growth          80.64%    34.84%     N/A       N/A      34.84%      81.73%    34.04%     N/A       N/A     33.77%
AST American Century               62.54%    29.84%     N/A       N/A      29.84%      64.35%    29.25%     N/A       N/A     28.99%
  International Growth

AST American Century               28.11%    13.19%    12.68%     N/A       9.69%      31.26%    13.38%    12.15%     N/A      8.98%
  International Growth II 3
AST MFS Global Equity 4              N/A      N/A       N/A       N/A       7.09%       N/A       N/A       N/A       N/A     11.07%
AST Janus Small-Cap Growth 5       142.02%   37.28%    32.29%     N/A      27.88%     140.71%    36.38%    31.09%     N/A     26.66%
AST Kemper Small-Cap Growth          N/A      N/A       N/A       N/A      52.93%       N/A       N/A       N/A       N/A     55.12%
AST LA Small Cap Value              4.15%     N/A       N/A       N/A       1.23%      8.24%      N/A       N/A       N/A      2.64%
AST T. Rowe Price Small Company    -4.37%    2.65%      N/A       N/A       2.65%      0.05%     3.46%      N/A       N/A      3.26%
  Value

AST NB Mid-Cap Growth 6            48.22%    27.24%    24.07%     N/A      23.09%      50.59%    26.75%    23.11%     N/A     21.88%
AST NB Mid-Cap Value 7              0.90%    7.09%     11.45%     N/A       8.54%      5.12%     7.63%     10.98%     N/A      7.63%
AST T. Rowe Price Natural          24.14%    2.93%      N/A       N/A      10.48%      27.45%    3.73%      N/A       N/A     10.05%
  Resources

AST Alliance Growth 8              30.14%    23.55%     N/A       N/A      21.79%      33.22%    23.23%     N/A       N/A     21.21%
AST MFS Growth 4                     N/A      N/A       N/A       N/A       9.81%       N/A       N/A       N/A       N/A     13.68%
AST Marsico Capital Growth         49.47%     N/A       N/A       N/A      45.15%      51.79%     N/A       N/A       N/A     44.24%
AST JanCap Growth                  51.99%    48.77%    41.78%     N/A      29.43%      54.21%    47.46%    40.34%     N/A     28.00%
AST Sanford Bernstein Managed      17.02%     N/A       N/A       N/A      22.39%      20.60%     N/A       N/A       N/A     22.59%
  Index 500 9
AST Cohen & Steers Realty          -2.63%     N/A       N/A       N/A      -11.01%     1.72%      N/A       N/A       N/A     -8.76%
AST American Century Income &      18.82%    17.32%     N/A       N/A      17.32%      22.34%    17.29%     N/A       N/A     17.06%
  Growth 10
AST Alliance Growth and Income 11  11.69%    15.57%    18.56%     N/A      14.80%      15.49%    15.64%    17.79%     N/A     13.66%
AST MFS Growth with Income 4         N/A      N/A       N/A       N/A       1.65%       N/A       N/A       N/A       N/A      5.83%
AST INVESCO Equity Income           7.19%    14.14%    17.61%     N/A      13.92%      11.16%    14.28%    16.88%     N/A     13.06%
AST AIM Balanced 12                16.62%    15.45%    15.73%     N/A      12.48%      20.22%    15.52%    15.07%     N/A     11.47%
AST American Century Strategic      8.46%    13.94%     N/A       N/A      13.94%      12.39%    14.09%     N/A       N/A     13.86%
  Balanced

AST T. Rowe Price Asset             5.68%    13.72%    15.26%     N/A      12.39%      9.71%     13.88%    14.62%     N/A     11.59%
  Allocation
AST T. Rowe Price Global Bond 13   -13.60%   -2.14%    1.83%      N/A       1.15%      -8.81%    -0.99%    1.88%      N/A      0.80%
AST Fed High Yield                 -2.90%    3.59%     8.51%      N/A       6.45%      1.46%     4.34%     8.17%      N/A      5.87%
AST PIMCO Total Return Bond        -6.10%    3.61%     6.25%      N/A       4.74%      -1.61%    4.36%     6.04%      N/A      4.23%
AST PIMCO Limited Maturity         -1.48%    3.14%      N/A       N/A       3.62%      2.83%     3.92%      N/A       N/A      3.57%
  Bond

AA Growth                          29.97%    34.29%    29.81%    21.74%    21.91%      33.05%    33.51%    28.68%   20.60%    20.80%
AA MidCap Growth                   28.00%    23.94%    24.95%     N/A      23.72%      31.16%    23.59%    23.97%     N/A     22.47%

MV Emerging Markets                62.14%    -1.86%     N/A       N/A      -0.79%      63.96%    -0.73%     N/A       N/A     -0.09%

WFVT Equity Value 10               -7.53%     N/A       N/A       N/A      -7.53%      -2.98%     N/A       N/A       N/A     -4.91%

Rydex Nova 14                      19.15%     N/A       N/A       N/A      27.27%      22.66%     N/A       N/A       N/A     26.88%
Rydex Ursa 14                      -20.53%    N/A       N/A       N/A      -23.94%    -15.47%     N/A       N/A       N/A    -20.72%
Rydex OTC 14                       99.92%     N/A       N/A       N/A      67.06%     100.27%     N/A       N/A       N/A     65.15%

---------------------------------- -------- --------- --------- --------- ----------- --------- --------- --------- -------- -------



---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----
                                   1        3         5         10     Inception       1         3         5         10    Inception
                                Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date
------------------------------------ -------- --------- --------- --------- ----------- --------- --------- --------- -------- -----

INVESCO VIF Technology 4             N/A      N/A       N/A       N/A      64.98%       N/A       N/A       N/A       N/A     66.69%
INVESCO VIF Health Sciences 4        N/A      N/A       N/A       N/A      10.56%       N/A       N/A       N/A       N/A     14.40%
INVESCO VIF Financial Services 4     N/A      N/A       N/A       N/A      11.31%       N/A       N/A       N/A       N/A     15.12%
INVESCO VIF                          N/A      N/A       N/A       N/A      50.83%       N/A       N/A       N/A       N/A     53.10%
  Telecommunications 4
INVESCO VIF Dynamics 4               N/A      N/A       N/A       N/A      37.58%       N/A       N/A       N/A       N/A     40.36%

Evergreen VA Global Leaders 4        N/A      N/A       N/A       N/A      14.53%       N/A       N/A       N/A       N/A     18.21%
Evergreen VA Special Equity 4        N/A      N/A       N/A       N/A      19.53%       N/A       N/A       N/A       N/A     23.02%

ProFund VP Europe 30 4               N/A      N/A       N/A       N/A      20.00%       N/A       N/A       N/A       N/A     23.47%
ProFund VP UltraSmall-Cap 4          N/A      N/A       N/A       N/A      17.11%       N/A       N/A       N/A       N/A     20.69%
ProFund VP UltraOTC 4                N/A      N/A       N/A       N/A      139.06%      N/A       N/A       N/A       N/A    137.87%
---------------------------------- -------- --------- --------- --------- ----------- --------- --------- --------- -------- -------

                                --------------------------------------------------- -- ---------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return

                                --------------------------------------------------- -- ---------------------------------------------
                                --------------------------------------------------- -- ---------------------------------------------
                                     (Assuming no CDSC, with maintenance fees              (Assuming no CDSC, with maintenance fees
                                                and a 3.0% Credit)                                    and a 4.0% Credit)

                                --------------------------------------------------- -- ---------------------------------------------
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----
                                   1        3         5         10     Inception       1         3         5         10    Inception
                                Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date
------------------------------------ -------- --------- --------- --------- ----------- --------- --------- --------- -------- -----
AST Founders Passport 1            92.60%    28.41%     N/A       N/A      20.72%      94.54%    28.88%     N/A       N/A     21.02%
AST AIM International Equity 2     66.62%    31.94%    21.87%    12.74%    15.22%      68.31%    32.42%    22.15%   12.90%    15.38%
AST Janus Overseas Growth          85.46%    35.46%     N/A       N/A      35.44%      87.33%    35.95%     N/A       N/A     35.95%
AST American Century               67.72%    30.61%     N/A       N/A      30.59%      69.41%    31.08%     N/A       N/A     31.08%
  International Growth

AST American Century               33.95%    14.58%    13.11%     N/A       9.86%      35.31%    14.99%    13.38%     N/A     10.09%
  International Growth II 3
AST MFS Global Equity 4              N/A      N/A       N/A       N/A      13.34%       N/A       N/A       N/A       N/A     14.49%
AST Janus Small-Cap Growth 5       145.65%   37.83%    32.22%     N/A      27.68%     148.13%    38.33%    32.52%     N/A     27.94%
AST Kemper Small-Cap Growth          N/A      N/A       N/A       N/A      58.29%       N/A       N/A       N/A       N/A     59.90%
AST LA Small Cap Value             10.46%     N/A       N/A       N/A       4.27%      11.58%     N/A       N/A       N/A      4.84%
AST T. Rowe Price Small Company     2.10%    4.56%      N/A       N/A       4.54%      3.14%     4.94%      N/A       N/A      4.94%
  Value

AST NB Mid-Cap Growth 6            53.67%    28.09%    24.17%     N/A      23.02%      55.23%    28.56%    24.46%     N/A     23.31%
AST NB Mid-Cap Value 7              7.27%    8.77%     11.93%     N/A       8.51%      8.36%     9.16%     12.19%     N/A      8.71%
AST T. Rowe Price Natural          30.06%    4.82%      N/A       N/A      11.06%      31.37%    5.20%      N/A       N/A     11.34%
  Resources

AST Alliance Growth 8              35.95%    24.53%     N/A       N/A      22.44%      37.32%    24.98%     N/A       N/A     22.82%
AST MFS Growth 4                     N/A      N/A       N/A       N/A      16.01%       N/A       N/A       N/A       N/A     17.19%
AST Marsico Capital Growth         54.90%     N/A       N/A       N/A      46.50%      56.47%     N/A       N/A       N/A     47.29%
AST JanCap Growth                  57.37%    49.02%    41.55%     N/A      29.07%      58.96%    49.56%    41.88%     N/A     29.30%
AST Sanford Bernstein Managed      23.08%     N/A       N/A       N/A      24.54%      24.32%     N/A       N/A       N/A     25.22%
  Index 500 9
AST Cohen & Steers Realty           3.81%     N/A       N/A       N/A      -7.31%      4.86%      N/A       N/A       N/A     -6.80%
AST American Century Income &      24.84%    18.53%     N/A       N/A      18.52%      26.11%    18.96%     N/A       N/A     18.96%
  Growth 10
AST Alliance Growth and Income 11  17.85%    16.86%    18.80%     N/A      14.54%      19.05%    17.28%    19.08%     N/A     14.73%
AST MFS Growth with Income 4         N/A      N/A       N/A       N/A       8.00%       N/A       N/A       N/A       N/A      9.10%
AST INVESCO Equity Income          13.44%    15.49%    17.88%     N/A      13.98%      14.58%    15.91%    18.16%     N/A     14.21%
AST AIM Balanced 12                22.69%    16.74%    16.06%     N/A      12.38%      23.93%    17.16%    16.33%     N/A     12.59%
AST American Century Strategic     14.69%    15.29%     N/A       N/A      15.28%      15.85%    15.71%     N/A       N/A     15.71%
  Balanced

AST T. Rowe Price Asset            11.96%    15.08%    15.60%     N/A      12.49%      13.09%    15.50%    15.87%     N/A     12.72%
  Allocation
AST T. Rowe Price Global Bond 13   -6.94%    0.05%     2.75%      N/A       1.67%      -6.00%    0.42%     2.99%      N/A      1.88%
AST Fed High Yield                  3.54%    5.44%     9.10%      N/A       6.73%      4.59%     5.83%     9.36%      N/A      6.95%
AST PIMCO Total Return Bond         0.41%    5.46%     6.95%      N/A       5.08%      1.42%     5.85%     7.20%      N/A      5.29%
AST PIMCO Limited Maturity          4.94%    5.02%      N/A       N/A       4.52%      6.00%     5.40%      N/A       N/A      4.78%
  Bond

AA Growth                          35.78%    34.92%    29.78%    21.45%    21.65%      37.15%    35.41%    30.09%   21.62%    21.80%
AA MidCap Growth                   33.85%    24.90%    25.03%     N/A      23.47%      35.20%    25.35%    25.32%     N/A     23.70%

MV Emerging Markets                67.32%    0.31%      N/A       N/A       0.93%      69.01%    0.68%      N/A       N/A      1.24%

WFVT Equity Value 10               -1.00%     N/A       N/A       N/A      -3.42%      0.00%      N/A       N/A       N/A     -2.82%

Rydex Nova 14                      25.17%     N/A       N/A       N/A      28.40%      26.44%     N/A       N/A       N/A     28.92%
Rydex Ursa 14                      -13.74%    N/A       N/A       N/A      -19.74%    -12.87%     N/A       N/A       N/A    -19.40%
Rydex OTC 14                       104.37%    N/A       N/A       N/A      67.13%     106.44%     N/A       N/A       N/A     67.81%

---------------------------------- -------- --------- --------- --------- ----------- --------- --------- --------- -------- -------



---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----
                                   1        3         5         10     Inception       1         3         5         10    Inception
                                Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date
------------------------------------ -------- --------- --------- --------- ----------- --------- --------- --------- -------- -----

INVESCO VIF Technology 4             N/A      N/A       N/A       N/A      70.11%       N/A       N/A       N/A       N/A     71.83%
INVESCO VIF Health Sciences 4        N/A      N/A       N/A       N/A      16.75%       N/A       N/A       N/A       N/A     17.93%
INVESCO VIF Financial Services 4     N/A      N/A       N/A       N/A      17.48%       N/A       N/A       N/A       N/A     18.67%
INVESCO VIF                          N/A      N/A       N/A       N/A      56.23%       N/A       N/A       N/A       N/A     57.81%
  Telecommunications 4
INVESCO VIF Dynamics 4               N/A      N/A       N/A       N/A      43.24%       N/A       N/A       N/A       N/A     44.69%

Evergreen VA Global Leaders 4        N/A      N/A       N/A       N/A      20.64%       N/A       N/A       N/A       N/A     21.86%
Evergreen VA Special Equity 4        N/A      N/A       N/A       N/A      25.54%       N/A       N/A       N/A       N/A     26.81%

ProFund VP Europe 30 4               N/A      N/A       N/A       N/A      26.01%       N/A       N/A       N/A       N/A     27.28%
ProFund VP UltraSmall-Cap 4          N/A      N/A       N/A       N/A      23.17%       N/A       N/A       N/A       N/A     24.41%
ProFund VP UltraOTC 4                N/A      N/A       N/A       N/A      142.75%      N/A       N/A       N/A       N/A    145.20%
---------------------------------- -------- --------- --------- --------- ----------- --------- --------- --------- -------- -------

                                ------------------------------------------------
                                            Non-Standard Total Return

                                ------------------------------------------------
                                ------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees
                                                and a 5.0% Credit)
                                ------------------------------------------------

---------------------------------- -------- --------- --------- ------- --------
                                     1        3         5         10   Inception
                                    Year     Years     Years     Years   to Date
---------------------------------- -------- --------- --------- ------- --------
AST Founders Passport 1            96.41%    29.29%     N/A       N/A    21.27%
AST AIM International Equity 2     69.93%    32.84%    22.38%    13.01%  15.48%
AST Janus Overseas Growth          89.14%    36.38%     N/A       N/A    36.38%
AST American Century               71.04%    31.50%     N/A       N/A    31.50%
  International Growth

AST American Century               36.61%    15.36%    13.59%     N/A    10.26%
  International Growth II 3
AST MFS Global Equity 4              N/A      N/A       N/A       N/A    15.59%
AST Janus Small-Cap Growth 5       150.52%   38.77%    32.78%     N/A    28.14%
AST Kemper Small-Cap Growth          N/A      N/A       N/A       N/A    61.43%
AST LA Small Cap Value             12.65%     N/A       N/A       N/A     5.34%
AST T. Rowe Price Small Company     4.13%    5.27%      N/A       N/A     5.27%
  Value

AST NB Mid-Cap Growth 6            56.72%    28.97%    24.69%     N/A    23.53%
AST NB Mid-Cap Value 7              9.40%    9.51%     12.41%     N/A     8.87%
AST T. Rowe Price Natural          32.64%    5.54%      N/A       N/A    11.57%
  Resources

AST Alliance Growth 8              38.64%    25.38%     N/A       N/A    23.14%
AST MFS Growth 4                     N/A      N/A       N/A       N/A    18.31%
AST Marsico Capital Growth         57.97%     N/A       N/A       N/A    47.99%
AST JanCap Growth                  60.49%    50.04%    42.15%     N/A    29.47%
AST Sanford Bernstein Managed      25.52%     N/A       N/A       N/A    25.82%
  Index 500 9
AST Cohen & Steers Realty           5.87%     N/A       N/A       N/A    -6.36%
AST American Century Income &      27.32%    19.34%     N/A       N/A    19.34%
  Growth 10
AST Alliance Growth and Income 11  20.19%    17.66%    19.31%     N/A    14.88%
AST MFS Growth with Income 4         N/A      N/A       N/A       N/A    10.15%
AST INVESCO Equity Income          15.69%    16.28%    18.39%     N/A    14.39%
AST AIM Balanced 12                25.12%    17.54%    16.55%     N/A    12.75%
AST American Century Strategic     16.96%    16.08%     N/A       N/A    16.08%
  Balanced

AST T. Rowe Price Asset            14.18%    15.87%    16.09%     N/A    12.90%
  Allocation
AST T. Rowe Price Global Bond 13   -5.10%    0.74%     3.19%      N/A     2.06%
AST Fed High Yield                  5.60%    6.16%     9.57%      N/A     7.12%
AST PIMCO Total Return Bond         2.40%    6.19%     7.40%      N/A     5.46%
AST PIMCO Limited Maturity          7.02%    5.73%      N/A       N/A     5.00%
  Bond

AA Growth                          38.47%    35.84%    30.33%    21.74%  21.91%
AA MidCap Growth                   36.50%    25.75%    25.56%     N/A    23.88%

MV Emerging Markets                70.64%    1.00%      N/A       N/A     1.50%

WFVT Equity Value 10                0.97%     N/A       N/A       N/A    -2.26%

Rydex Nova 14                      27.65%     N/A       N/A       N/A    29.39%
Rydex Ursa 14                      -12.03%    N/A       N/A       N/A   -19.10%
Rydex OTC 14                       108.42%    N/A       N/A       N/A    68.42%

---------------------------------- -------- --------- --------- ------- --------

---------------------------------- -------- --------- --------- ------- --------
                                     1        3         5         10   Inception
                                    Year     Years     Years     Years   to Date
---------------------------------- -------- --------- --------- ------- --------
INVESCO VIF Technology 4             N/A      N/A       N/A       N/A    73.48%
INVESCO VIF Health Sciences 4        N/A      N/A       N/A       N/A    19.06%
INVESCO VIF Financial Services 4     N/A      N/A       N/A       N/A    19.81%
INVESCO VIF                          N/A      N/A       N/A       N/A    59.33%
  Telecommunications 4
INVESCO VIF Dynamics 4               N/A      N/A       N/A       N/A    46.08%

Evergreen VA Global Leaders 4        N/A      N/A       N/A       N/A    23.03%
Evergreen VA Special Equity 4        N/A      N/A       N/A       N/A    28.03%

ProFund VP Europe 30 4               N/A      N/A       N/A       N/A    28.50%
ProFund VP UltraSmall-Cap 4          N/A      N/A       N/A       N/A    25.61%
ProFund VP UltraOTC 4                N/A      N/A       N/A       N/A    147.56%
---------------------------------- -------- --------- --------- ----------------

1. Effective October 15, 1996, Founders Asset Management, Inc. became Sub-advisor of the Portfolio. Prior to October 15, 1996, Seligman Henderson Co. served as Sub-advisor of the Portfolio, then named "Seligman Henderson International Small Cap Portfolio."
2. Effective May 3, 1999, A I M Capital Management, Inc. became Sub-advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam International Equity." Prior to October 15, 1996, Seligman Henderson Co. served as Sub-advisor of the Portfolio, then named "Seligman Henderson International Equity Portfolio."
3. Effective May 1, 2000, American Century Investment Management, Inc. became Sub-advisor of the Portfolio. Prior to May 1, 2000, Rowe Price-Fleming International, Inc. served as Sub-advisor of the Portfolio, then named "AST
     T. Rowe Price International Equity Portfolio."
4.   These Portfolios were first offered as Sub-accounts on October 18, 1999.
5. Effective December 31, 1998 Janus Capital Corporation became Sub-advisor of the Portfolio. Prior to December 31, 1998, Founders Asset Management, LLC served as Sub-advisor of the Portfolio, then named "Founders Capital Appreciation Portfolio."
6. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-advisor to the Portfolio. Prior to May 1, 1998, Berger Associates, Inc. served as Sub-advisor to the Portfolio, then named "Berger Capital Growth Portfolio."
7. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-advisor to the Portfolio. Prior to May 1, 1998, Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
8. Effective May 1, 2000, Alliance Capital Management, L.P. became Sub-advisor of the Portfolio. Between December 31, 1998 and May 1, 2000, OppenheimerFunds, Inc. served as Sub-advisor of the Portfolio, then named "AST Oppenheimer Large-Cap Growth Portfolio." Prior to December 31, 1998, Robertson, Stephens & Company Investment Management, L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
9. Effective May 1, 2000, Sanford C. Bernstein & Co., Inc. became Sub-advisor of the Portfolio. Prior to May 1, 2000, Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
10. Effective May 3, 1999, American Century Investment Management, Inc. became Sub-advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Value Growth & Income."
11. Effective May 1, 2000, Alliance Capital Management, L.P. became Sub-advisor of the Portfolio. Prior to May 1, 2000, Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
12. Effective May 3, 1999, A I M Capital Management, Inc. became Sub-advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Balanced." Prior to October 15, 1996, Phoenix Investment Counsel, Inc. served as Sub-advisor of the Portfolio, then named "AST Phoenix Balanced Asset Portfolio."
13. Effective May 1, 2000, the name of the Portfolio was changed to the "AST T. Rowe Price Global Bond". Effective May 1, 1996, Rowe Price-Fleming International, Inc. became Sub-advisor of the Portfolio. Prior to May 1, 1996, Scudder, Stevens & Clark, Inc. served as Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
14.  These Portfolios were first offered as Sub-accounts on May 3, 1999.


Some of the underlying portfolios may be subject to an expense reimbursement or waiver that in the absence of such reimbursement or waiver would reduce the portfolio's performance.

The performance quoted in any advertising should not be considered a representation of the performance of these Sub-accounts in the future since performance is not fixed. Actual performance will depend on the type, quality and, for some of the Sub-accounts, the maturities of the investments held by the underlying mutual funds and upon prevailing market conditions and the response of the underlying mutual funds to such conditions. Actual performance will also depend on changes in the expenses of the underlying mutual funds. In addition, the amount of charges against each Sub-account will affect performance.

The information provided by these measures may be useful in reviewing the performance of the Sub-accounts, and for providing a basis for comparison with other annuities. These measures may be less useful in providing a basis for comparison with other investments that neither provide some of the benefits of such annuities nor are treated in a similar fashion under the Code.

HOW THE UNIT PRICE IS DETERMINED

For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of and charges assessed against a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

     a.   is the net result of:

          1. the net asset value per share of the underlying mutual fund shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid by the underlying mutual fund during that Valuation Period; plus or minus

          2. any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

     b.   is the net result of:

          1. the net asset value per share plus any declared and unpaid dividends per share of the underlying mutual fund shares held in that Sub-account at the end of the preceding Valuation Period; plus or minus

          2. any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

     c. is the mortality and expense risk charges and the administration charge.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the MVA.

We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the Securities and Exchange Commission and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).

Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA (see "Account Value of the Fixed Allocations").

We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment

The market value adjustment ("MVA") is used in determining the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined. Current Rates and available Guarantee Periods are those for the class of Annuities you purchase pursuant to the Prospectus available in conjunction with this Statement of Additional Information.

The formula is:

                           [(1+I) / (1+J+0.0010)]N/12

                                     where:

                  I is the interest rate being credited to the Fixed Allocation;

                  J is the interest rate (for your class of annuity) being credited to new Fixed Allocations with Guarantee Period durations equal to the number of years (rounded to the next higher integer when occurring on other than an anniversary of the beginning of the Fixed Allocation's Guarantee Period) remaining in your Fixed Allocation Guarantee Period;

                  N is the number of months (rounded to the next higher integer when occurring on other than a monthly anniversary of the beginning of the Guarantee Period) remaining in such Guarantee Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)]N/12.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date. The formula may be changed if Additional Amounts have been added to a Fixed Allocation.

Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:

1. If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2. If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights

You have voting rights in relation to Account Value maintained in the Sub-accounts. You do not have voting rights in relation to Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the underlying mutual funds or portfolios in which the Sub-accounts invest in the manner directed by Owners. Owners give instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares attributable to assets held in the Sub-accounts solely for us rather than on behalf of Owners, or any share as to which we have not received instructions, in the same manner and proportion as the shares for which we have received instructions. We will do so separately for each Sub-account from various classes that may invest in the same underlying mutual fund portfolio.

The number of votes for an underlying mutual fund or portfolio will be determined as of the record date for such underlying mutual fund or portfolio as chosen by its board of trustees or board of directors, as applicable. We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following matters: (a) changes to the board of trustees or board of directors, as applicable; (b) changing the independent accountant; (c) approval of changes to the investment advisory agreement or adoption of a new investment advisory agreement; (d) any change in the fundamental investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment advisory agreement, approval of a new investment advisory agreement or any change in fundamental investment policy, only Owners maintaining Account Value as of the record date in a Sub-account investing in the applicable underlying mutual fund portfolio will instruct us how to vote on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act.

Modification

We reserve the right to any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion thereof with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act of 1933, the Exchange Act of 1934 or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any variable investment option at any time.

Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.

We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.

We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.

Deferral of Transactions

We may defer any distribution or transfer from a Fixed Allocation or an annuity payout for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payout for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted (see "Pricing of Transfers and Distributions").

All procedures, including payment, based on the valuation of the Sub-accounts may be postponed during the period: (1) the New York Stock Exchange is closed (other than customary holidays or weekends) or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) the SEC permits postponement and so orders; or (3) the SEC determines that an emergency exists making valuation or disposal of securities not reasonably practical.

Misstatement of Age or Sex

If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit are based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer

We may limit or discontinue offering Annuities. Existing Annuities will not be affected by any such action.

INDEPENDENT AUDITORS


The consolidated financial statements of American Skandia Life Assurance Corporation at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of American Skandia Life Assurance Corporation Variable Account B - Class 1 at December 31, 1999 and 1998 and for the years then ended, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


LEGAL EXPERTS


The General Counsel of American Skandia Life Assurance Corporation has passed with respect to Federal laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.


FINANCIAL STATEMENTS

American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)


The statements which follow in Appendix A are those of American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts) as of December 31, 1999 and for the periods ended December 31, 1999 and 1998. There are other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.


To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.


We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to American Skandia Life Assurance Corporation, Attention: Customer Service, P.O. Box 7038, Bridgeport, Connecticut 06601-7038. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at customerservice@americanskandia.com.

                                   APPENDIX A

      Financial Statements for American Skandia Life Assurance Corporation
                    Variable Account B (Class 1 Sub-accounts)






                                                           American Skandia Life
                                                           Assurance Corporation

                                                    Variable Account B - Class 1

                                          Years ended December 31, 1999 and 1998

                          Independent Auditor's Report

To the Contractowners of

    American Skandia Life Assurance Corporation
    Variable Account B - Class 1 and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

Shelton, Connecticut

We have audited the accompanying statement of assets, liabilities and contractowners' equity of the sixty-six sub-accounts of American Skandia Life Assurance Corporation Variable Account B - Class 1, referred to in Note 1, as of December 31, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1999 and 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sixty-six sub-accounts of American Skandia Life Assurance Corporation Variable Account B - Class 1, referred to in Note 1, at December 31, 1999, the results of its operations for the year then ended, and its changes in net assets for the years ended December 31, 1999 and 1998 in conformity with accounting principles generally accepted in the United States.

                                                            /s/Ernst & Young LLP

Hartford, Connecticut
February 11, 2000

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARAIBLE ACCOUNT B - CLASS 1
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 1999



------------------------------------------------------------------------------------------------------------------------------------

                                                    ASSETS

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            AIM International Equity Portfolio - 21,723,764 shares ( cost $505,950,437)                              $ 743,604,434
            AIM Balanced Portfolio - 32,116,597 shares ( cost $399,435,426)                                            489,456,933
            American Century Income & Growth Portfolio - 22,095,941 shares ( cost $290,735,127)                        345,801,474
            Lord Abbett Growth & Income Portfolio - 61,972,250 shares ( cost $1,291,910,866)                         1,456,347,883
            Lord Abbett Small Capitalization Portfolio - 6,414,610 shares ( cost $64,881,583)                           69,726,806
            JanCap Growth Portfolio - 103,831,606 shares ( cost $3,883,020,235)                                      5,732,542,952
            Money Market Portfolio - 2,322,042,974 shares ( cost $2,322,042,974)                                     2,322,042,974
            Neuberger & Berman Midcap Value Portfolio - 47,686,705 shares ( cost $651,134,498)                         635,186,915
            Neuberger & Berman Midcap Growth Portfolio - 16,009,534 shares ( cost $260,538,153)                        384,709,106
            Federated High Yield Portfolio - 50,161,976 shares ( cost $615,399,050)                                    597,930,754
            T. Rowe Price Asset Allocation Portfolio - 22,985,953 shares ( cost $355,229,646)                          433,515,073
            T. Rowe Price International Equity Portfolio - 29,444,521 shares ( cost $389,739,216)                      490,840,158
            T. Rowe Price International Bond Portfolio - 13,952,708 shares ( cost $140,959,208)                        133,945,992
            T. Rowe Price Natural Resources Portfolio - 7,484,490 shares ( cost $92,212,640)                            98,495,892
            T. Rowe Price Small Company Value Portfolio - 20,817,478 shares ( cost $248,235,898)                       237,111,071
            Janus Small Cap Growth Portfolio - 31,736,665 shares ( cost $760,122,918)                                1,352,299,294
            Founders Passport Portfolio - 8,395,488 shares ( cost $135,545,684)                                        206,780,861
            PIMCO Total Return Bond Portfolio - 87,595,388 shares ( cost $997,425,203)                                 962,673,310
            PIMCO Limited Maturity Bond Portfolio - 35,960,799 shares ( cost $387,404,475)                             389,455,453
            Invesco Equity Income Portfolio - 53,322,536 shares ( cost $910,057,507)                                   994,465,289
            Oppenheimer Large-Cap Growth Portfolio - 18,397,312 shares ( cost $257,649,299)                            348,629,056
            Janus Overseas Growth Portfolio - 58,829,837 shares ( cost $918,372,061)                                 1,476,628,906
            American Century Strategic Balanced Portfolio - 13,576,743 shares ( cost $179,762,398)                     207,724,173
            American Century International Growth Portfolio - 6,628,477 shares ( cost $94,160,530)                     148,477,884
            Marsico Capital Growth Portfolio - 76,576,688 shares ( cost $1,155,474,722)                              1,657,119,527
            Stein Roe Small Capitalization Blend Portfolio - 0 shares ( cost $0)                                                 -
            Cohen & Steers Real Estate Portfolio - 6,217,871 shares ( cost $53,085,665)                                 51,981,399
            Bankers Trust 500 Index Portfolio - 40,135,510 shares ( cost $535,170,175)                                 600,427,224
            Kemper Small Cap Portfolio - 52,611,873 shares ( cost $490,966,054)                                        820,219,100
            MFS Growth Portfolio - 408,303 shares ( cost $4,288,008)                                                     4,613,822
            MFS Growth with Income Portfolio - 739,211 shares ( cost $7,524,294)                                         7,776,503
            MFS Global Equity Portfolio - 116,433 shares ( cost $1,179,521)                                              1,285,416
      The Alger American Fund ( AAF ):
            Small Capitalization Portfolio - 0 shares ( cost $0)                                                                 -
            Growth Portfolio - 26,803,020 shares ( cost $1,467,974,616)                                              1,725,578,449
            Midcap Growth Portfolio - 23,281,648 shares ( cost $638,249,647)                                           750,367,517
      Alliance Variable Products Series Fund (AVP):
            Short Term Multi Market Portfolio - 0 shares ( cost $0)                                                              -
            Premier Growth Portfolio - 0 shares ( cost $0)                                                                       -
            Growth & Income Portfolio - 0 shares ( cost $0)                                                                      -
            U.S. Government / High Grade Securities Portfolio - 0 shares ( cost $0)                                              -
            Total Return Portfolio - 0 shares ( cost $0)                                                                         -
            International Portfolio - 0 shares ( cost $0)                                                                        -
            Money Market Portfolio - 0 shares ( cost $0)                                                                         -
            North American Government Income Portfolio - 0 shares ( cost $0)                                                     -
            Global Dollar Government Portfolio - 0 shares ( cost $0)                                                             -
            Utility Income Portfolio - 0 shares ( cost $0)                                                                       -
            Global Bond Portfolio - 0 shares ( cost $0)                                                                          -
            Conservative Investors Portfolio - 0 shares ( cost $0)                                                               -
            Growth Investors Portfolio - 0 shares ( cost $0)                                                                     -
            Growth Portfolio - 0 shares ( cost $0)                                                                               -
            Worldwide Privatization Portfolio - 0 shares ( cost $0)                                                              -
      Evergreen Funds:
            VA Global Leaders Fund - 17,077 shares ( cost $253,404)                                                        270,678
            VA Special Equity Fund - 156,763 shares ( cost $1,657,358)                                                   1,857,647
      INVESCO Variable Investment Funds ( INVESCO ):
            VIF Technology Fund - 2,056,750 shares ( cost $64,027,645)                                                  76,367,130
            VIF Financial Sevices Fund - 780,358 shares ( cost $8,592,125)                                               8,661,971
            VIF Telecommunications Fund - 3,860,020 shares ( cost $53,873,008)                                          63,497,337
            VIF Health Sciences Fund - 556,707 shares ( cost $8,498,631)                                                 8,918,453
            VIF Dynamics Fund - 1,488,844 shares ( cost $24,920,375)                                                    28,139,148
      Montgomery Variable Series ( Montgomery ):
            Emerging Markets Portfolio - 11,170,263 shares ( cost $94,044,379)                                         121,309,051
      Neuberger & Berman Advisers Management Trust ( NBAMT ):
            Partners Portfolio - 0 shares ( cost $0)                                                                             -
      ProFunds:
            VP Ultra OTC - 965,956 shares ( cost $52,584,698)                                                           68,515,248
            VP Europe - 91,061 shares ( cost $3,131,978)                                                                 3,352,875
            VP Small Cap - 270,530 shares ( cost $9,280,474)                                                             9,736,369
      Rydex Inc.:
            Nova Fund - 3,190,431 shares ( cost $54,124,421)                                                            59,246,310
            Ursa Value Fund - 3,130,033 shares ( cost $17,184,689)                                                      16,745,679
            OTC Fund - 8,205,524 shares ( cost $260,170,747)                                                           316,076,794
      Wells Fargo Variable Trust (WFVT):
            Equity Value Fund - 2,807,778 shares ( cost $26,476,508)                                                    25,915,795
                                                                                                         --------------------------
                          Total Invested Assets                                                                   $ 26,686,372,085




Receivable from American Skandia Life Assurance Corporation                                                             23,572,753
                                                                                                         --------------------------
                          Total Receivables                                                                           $ 23,572,753



                                                                                                         --------------------------
                          Total Assets                                                                            $ 26,709,944,838
                                                                                                         ==========================

-----------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements



------------------------------------------------------------------------------------------------------------------------------------

                                                  LIABILITIES


Payable to Alger American Fund                                                                                            1,744,915
Payable to American Skandia Skandia Trust                                                                                 6,635,667
Payable to Evergreen Funds                                                                                                   14,835
Payable to INVESCO Variable Investment Funds                                                                              1,368,983
Payable to Montgomery Variable Series                                                                                       730,547
Payable to ProFunds                                                                                                       5,821,468
Payable to Rydex Inc.                                                                                                     7,236,216
Payable to Wells Capital Management                                                                                          20,354
                                                                                                          --------------------------
                          Total Liabilities                                                                            $ 23,572,985






                                                  NET ASSETS
                                                                                                    Unit
Contractowners' Equity                                                         Units               Value
----------------------                                                         -----               -----
       AST - AIM International Equity                                             16,903,883      $43.99             $ 743,604,435
       AST - AIM Balanced                                                         23,102,272       21.19               489,456,933
       AST - American Century Income & Growth                                     21,361,995       16.19               345,801,475
       AST - Lord Abbett Growth and Income                                        52,766,579       27.60             1,456,347,883
       AST - Lord Abbett Small Capitalization                                      6,597,544       10.57                69,726,806
       AST - JanCap Growth                                                        94,850,623       60.44             5,732,542,952
       AST - Money Market                                                        187,609,708       12.38             2,322,042,913
       AST - Neuberger & Berman Midcap Value                                      37,864,586       16.78               635,186,915
       AST - Neuberger & Berman Midcap Growth                                     13,460,525       28.58               384,709,106
       AST - Federated High Yield                                                 41,588,401       14.38               597,930,754
       AST - T. Rowe Price Asset Allocation                                       22,002,028       19.70               433,515,073
       AST - T. Rowe Price International Equity                                   28,704,924       17.10               490,840,158
       AST - T. Rowe Price International Bond                                     12,533,037       10.69               133,945,992
       AST - T. Rowe Price Natural Resources                                       6,201,327       15.88                98,495,892
       AST - T. Rowe Price Small Company Value                                    21,340,168       11.11               237,111,071
       AST - Janus Small Cap Growth                                               32,134,969       42.08             1,352,299,294
       AST - Founders Passport                                                     8,818,599       23.45               206,780,861
       AST - PIMCO Total Return Bond                                              73,530,507       13.09               962,673,309
       AST - PIMCO Limited Maturity Bond                                          32,560,943       11.96               389,455,453
       AST - INVESCO Equity Income                                                46,660,160       21.31               994,465,288
       AST - Oppenheimer Large-Cap Growth                                         17,059,819       20.44               348,629,057
       AST - Janus Overseas Growth                                                61,117,418       24.16             1,476,628,906
       AST - American Century Strategic Balanced                                  13,944,535       14.90               207,724,173
       AST - American Century International Growth                                 6,855,601       21.66               148,477,885
       AST - Marsico Capital Growth                                               78,684,943       21.06             1,657,119,527
       AST - Stein Roe Small Capitalization Blend                                          0           -                         -
       AST - Cohen & Steers Real Estate                                            6,224,365        8.35                51,981,399
       AST - Bankers Trust 500 Index                                              39,825,951       15.08               600,427,225
       AST - Kemper Small Cap                                                     53,349,003       15.37               820,219,100
       AST - MFS Growth                                                              409,467       11.27                 4,613,822
       AST - MFS Growth with Income                                                  741,323       10.49                 7,776,503
       AST - MFS Global Equity                                                       116,756       11.01                 1,285,320
       AAF - Small Capitalization                                                          0           -                         -
       AAF - Growth                                                               20,747,944       83.17             1,725,578,449
       AAF - MidCap Growth                                                        18,904,907       39.69               750,367,517
       AVP - Short Term Multi Market                                                       0           -                         -
       AVP - Premier Growth                                                                0           -                         -
       AVP - Growth & Income                                                               0           -                         -
       AVP - U.S. Government / High Grade Securities                                       0           -                         -
       AVP - Total Return                                                                  0           -                         -
       AVP - International                                                                 0           -                         -
       AVP - Money Market                                                                  0           -                         -
       AVP - North American Government Income                                              0           -                         -
       AVP - Global Dollar Government                                                      0           -                         -
       AVP - Utility Income                                                                0           -                         -
       AVP - Global Bond                                                                   0           -                         -
       AVP - Conservative Investors                                                        0           -                         -
       AVP - Growth Investors                                                              0           -                         -
       AVP - Growth                                                                        0           -                         -
       AVP - Worldwide Privatization                                                       0           -                         -
       Evergreen - VA Global Leaders                                                  23,101       11.72                   270,668
       Evergreen - VA Special Equity                                                 152,342       12.19                 1,857,577
       INVESCO - VIF Technology                                                    4,622,242       16.52                76,367,130
       INVESCO - VIF Financial Services                                              759,104       11.41                 8,661,971
       INVESCO - VIF Telecommunications                                            4,184,526       15.17                63,497,337
       INVESCO - VIF Health Sciences                                                 786,518       11.34                 8,918,454
       INVESCO - VIF Dynamics                                                      2,022,585       13.91                28,139,148
       Montgomery Emerging Markets                                                12,060,036       10.06               121,309,051
       NBAMT - Partners                                                                    0           -                         -
       ProFunds - VP Ultra OTC                                                     2,906,024       23.58                68,515,248
       ProFunds - VP Europe                                                          273,963       12.24                 3,352,875
       ProFunds - VP Small Cap                                                       813,904       11.96                 9,736,369
       Rydex - Nova                                                                5,474,129       10.82                59,246,310
       Rydex - Ursa                                                                1,803,669        9.28                16,745,679
       Rydex - OTC                                                                18,520,440       17.07               316,076,795
       WFVT - Equity Value                                                         2,826,839        9.17                25,915,795
                                                                                                         --------------------------
                          Total Contractowner's Equity                                                            $ 26,686,371,853

                                                                                                         --------------------------
                          Total Liabilities & Contractowner's Equity                                              $ 26,709,944,838
                                                                                                         ==========================

-----------------------------------------------------------------------------------------------------------------------------------

                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 1999



------------------------------------------------------------------------------------------------------------------------------------

                                                                     Class 1 Sub-account Investing In:
                                                                     ---------------------------------------------------------------

                                                                                          AST-AIM                 AST-American Cent.
                                                                                          International    AST-AIM         Growth &
                                                                          Total              Equity         Balanced          Income
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                            $ 247,925,907            $ -    $ 9,814,820  $ 1,584,242
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (285,508,128     (7,564,947)    (6,094,078)  (3,454,984)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (37,582,221     (7,564,947)     3,720,742   (1,870,742)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    19,336,981,941    481,653,670     44,978,163   21,418,069
   Cost of Securities Sold                                                17,455,617,444    411,118,201     35,255,931   17,005,492

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                     1,881,364,497     70,535,469      9,722,232    4,412,577
   Capital Gain Distributions Received                                       712,998,657     38,964,914     32,687,576    8,918,862
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   2,594,363,154    109,500,383     42,409,808   13,331,439
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                     1,995,626,124     51,688,430     59,024,246   17,817,571
   End of Period                                                           5,501,713,917    237,653,998     90,021,508   55,066,347
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 3,506,087,793    185,965,568     30,997,262   37,248,776
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 6,062,868,726  $ 287,901,004   $ 77,127,812 $ 48,709,473
                                                                     ===============================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                      AST-Lord         AST-Lord Abbett
                                                                      Abbett Growth      Small            AST-JanCap       AST-Money
                                                                      and Income       Capitalization     Growth           Market
                                                              ----------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                           $ 13,579,245          $ -              $ -   $ 68,925,157
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (19,045,631)    (763,677)     (60,311,575)   (22,339,487)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (5,466,386)    (763,677)     (60,311,575)    46,585,670
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     452,504,714   30,561,202    2,033,899,820  6,890,577,897
   Cost of Securities Sold                                                 334,136,568   31,140,131    1,126,525,190  6,890,577,897

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                     118,368,146     (578,929)     907,374,630              -
   Capital Gain Distributions Received                                      64,365,981            -      127,410,955        102,571
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   182,734,127     (578,929)   1,034,785,585        102,571
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                     170,849,213     (973,276)     975,598,025              -
   End of Period                                                           164,437,017    4,845,224    1,849,522,716              -
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  (6,412,196)   5,818,500      873,924,691              -
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 170,855,545  $ 4,475,894  $ 1,848,398,701   $ 46,688,241
                                                                     ===============================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                     AST-Neuberger  AST-Neuberger                        AST-T. Rowe
                                                                      & Berman      & Berman          AST-Federated      Price Asset
                                                                      Midcap Value   Midcap Growth    High Yield          Allocation
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                            $ 3,718,683            $ -   44,647,691      $ 7,151,213
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (7,726,283)    (3,839,123)  (8,832,615)      (5,647,227)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (4,007,600)    (3,839,123)  35,815,076        1,503,986
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     236,425,703    184,743,622  320,878,213       57,520,786
   Cost of Securities Sold                                                 234,829,673    181,133,192  338,381,615       36,065,900

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                       1,596,030      3,610,430  (17,503,402)      21,454,886
   Capital Gain Distributions Received                                       8,421,721     19,462,524    3,928,782          100,684
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    10,017,751     23,072,954  (13,574,620)      21,555,570
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                       1,186,365     20,293,402    2,092,978       68,048,123
   End of Period                                                           (15,947,584)   124,170,953  (17,468,297)      78,285,428
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 (17,133,949)   103,877,551  (19,561,275)      10,237,305
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ (11,123,798) $ 123,111,382  $ 2,679,181     $ 33,296,861
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                   AST-T.Rowe         AST-T.Rowe Price    AST-T.Rowe      AST-T.Rowe
                                                                  Price International    International    Price Natural  Price Small
                                                                         Equity            Bond             Resources      Co. Value
                                                            ------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                            $ 3,089,023    $ 8,923,936      $ 996,550    $ 2,171,877
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (6,221,970)    (2,062,101)    (1,312,256)    (3,702,459)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (3,132,947)     6,861,835       (315,706)    (1,530,582)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     659,959,681     41,654,685     68,484,095    133,607,738
   Cost of Securities Sold                                                 629,878,234     45,028,609     81,131,854    150,005,662

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                      30,081,447     (3,373,924)   (12,647,759)   (16,397,924)
   Capital Gain Distributions Received                                      20,776,843      2,865,155      8,209,643              -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    50,858,290       (508,769)    (4,438,116)   (16,397,924)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                      28,632,731     13,516,891    (15,902,496)   (25,859,136)
   End of Period                                                           101,100,943     (7,013,215)     6,283,253    (11,124,827)
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  72,468,212    (20,530,106)    22,185,749     14,734,309
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 120,193,555  $ (14,177,040)  $ 17,431,927   $ (3,194,197)
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                        AST-PIMCO         AST-PIMCO
                                                                      AST-Janus          AST-Founders   Total Return        Limited
                                                                     Small Cap Growth    Passport        Bond          Maturity Bond
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ -     $ 219,718   $ 38,881,388    $ 18,013,269
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (7,487,156)   (1,700,693)   (13,791,672)     (5,341,640)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (7,487,156)   (1,480,975)    25,089,716      12,671,629
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     283,189,711   131,666,420    269,314,929     129,411,273
   Cost of Securities Sold                                                 211,561,340   109,429,485    264,300,818     126,546,782

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                      71,628,371    22,236,935      5,014,111       2,864,491
   Capital Gain Distributions Received                                               -       246,839     28,719,684               -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    71,628,371    22,483,774     33,733,795       2,864,491
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                      16,114,597     2,090,655     47,662,729      10,583,962
   End of Period                                                           592,176,377    71,235,177    (34,751,893)      2,050,978
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 576,061,780    69,144,522    (82,414,622)     (8,532,984)
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 640,202,995  $ 90,147,321  $ (23,591,111)    $ 7,003,136
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                                  AST-American Cent.
                                                                    AST-INVESCO       AST-Oppenheimer      AST-Janus      Strategic
                                                                     Equity Income   Large-Cap Growth  Overseas Growth     Balanced
                                                             -----------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                          $ 14,777,191           $ -            $ -        $ 921,285
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6) (13,210,564)   (3,987,309)   (11,482,288)      (2,296,663)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                1,566,627    (3,987,309)   (11,482,288)      (1,375,378)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    244,093,440   101,507,580    798,115,548       10,056,959
   Cost of Securities Sold                                                193,162,493    98,701,354    711,907,435        7,211,980

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                     50,930,947     2,806,226     86,208,113        2,844,979
   Capital Gain Distributions Received                                     22,905,980    32,866,932              -           23,764
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   73,836,927    35,673,158     86,208,113        2,868,743
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                     76,363,914    39,422,929     17,354,609       11,896,151
   End of Period                                                           84,407,782    90,979,758    558,256,845       27,961,775
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  8,043,868    51,556,829    540,902,236       16,065,624
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 83,447,422  $ 83,242,678  $ 615,628,061     $ 17,558,989
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                                             AST-
                                                                AST-American Cent.    AST-Marsico     AST-Stein Roe   Cohen & Steers
                                                               International Growth   Capital Growth  Small Cap Blend       Real Est
                                                           -------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                   $ -      $ 384,745          $ -       $ 900,629
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (1,384,306)   (14,578,847)     (39,039)       (667,759)
                                                                     -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                               (1,384,306)   (14,194,102)     (39,039)        232,870
                                                                     -------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     62,309,042    301,330,985    9,802,445      28,665,886
   Cost of Securities Sold                                                 57,648,393    226,892,145   10,593,250      31,697,634

                                                                     -------------------------------------------------------------
       Net Gain (Loss)                                                      4,660,649     74,438,840     (790,805)     (3,031,748)
   Capital Gain Distributions Received                                        578,426        458,858            -               -
                                                                     -------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    5,239,075     74,897,698     (790,805)     (3,031,748)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        385,125     67,547,327     (194,637)     (3,001,389)
   End of Period                                                           54,317,354    501,644,806            -      (1,104,266)
                                                                     -------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 53,932,229    434,097,479      194,637       1,897,123
                                                                     -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 57,786,998  $ 494,801,075   $ (635,207)     $ (901,755)
                                                                     =============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                   AST-Kemper       AST-MFS           AST-MFS
                                                                                    Small Cap       Growth        Growth with Income
                                                                  AST-Bankers      Jan. 4* thru     Oct. 18* thru      Oct. 18* thru
                                                                   Trust 500 Index     Dec. 31, 1999    Dec. 31, 1999  Dec. 31, 1999
                                                             -----------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                           $ 1,318,532            $ -            $ -            $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (6,591,161)    (5,984,455)        (5,717)       (10,271)
                                                                     --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                               (5,272,629)    (5,984,455)        (5,717)       (10,271)
                                                                     --------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    331,533,863    378,517,353      1,053,763         96,968
   Cost of Securities Sold                                                293,513,158    332,123,459      1,028,897         94,696

                                                                     --------------------------------------------------------------
       Net Gain (Loss)                                                     38,020,705     46,393,894         24,866          2,272
   Capital Gain Distributions Received                                      8,951,877              -              -              -
                                                                     --------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   46,972,582     46,393,894         24,866          2,272
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                     26,889,330              -              -              -
   End of Period                                                           65,257,049    329,253,045        325,814        252,209
                                                                     --------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 38,367,719    329,253,045        325,814        252,209
                                                                     --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 80,067,672  $ 369,662,484      $ 344,963      $ 244,210
                                                                     ==============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                  AST-MFS
                                                                  Global Equity
                                                                  Oct. 18* thru       AAF-Small                          AAF-MidCap
                                                                     Dec. 31, 1999  Capitalization    AAF-Growth           Growth
                                                           -------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                $ -          $ -       $ 1,865,189               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (2,458)  (3,010,669)      (20,292,740)       (8,264,235)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (2,458)  (3,010,669)      (18,427,551)       (8,264,235)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     126,366  851,407,831     1,011,406,666       568,707,667
   Cost of Securities Sold                                                 123,634  846,173,025       797,532,466       503,554,851

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                       2,732    5,234,806       213,874,200        65,152,816
   Capital Gain Distributions Received                                           -   56,321,868       127,352,242        82,251,555
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                     2,732   61,556,674       341,226,442       147,404,371
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                           -   52,304,469       201,568,393        86,274,866
   End of Period                                                           105,895            -       257,603,832       112,117,870
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 105,895  (52,304,469)       56,035,439        25,843,004
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 106,169  $ 6,241,536     $ 378,834,330     $ 164,983,140
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                                        AVP-US Govt/
                                                                    AVP-Short Term          AVP              AVP          High Grade
                                                                       Multi Market     Premier Growth   Growth & Income  Securities
                                                              ----------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ -             $ -             $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (732)        (51,984)        (35,341)          (10,275)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (732)        (51,984)        (35,341)          (10,275)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    160,261      11,215,326       8,021,213         2,107,960
   Cost of Securities Sold                                                164,118       5,692,676       5,605,536         2,017,613

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                     (3,857)      5,522,650       2,415,677            90,347
   Capital Gain Distributions Received                                          -               -               -                 -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   (3,857)      5,522,650       2,415,677            90,347
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                     (6,336)      4,726,345       1,710,317           121,537
   End of Period                                                                -               -               -                 -
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  6,336      (4,726,345)     (1,710,317)         (121,537)
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $ 1,747       $ 744,321       $ 670,019         $ (41,465)
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                         AVP               AVP             AVP              AVP-NA
                                                                     Total Return      International    Money Market     Govt Income
                                                                --------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                 $ -             $ -     $ 21,783               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (16,995)        (13,696)      (7,438)             (702)
                                                                     --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (16,995)        (13,696)      14,345              (702)
                                                                     --------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    3,793,374       3,034,931    1,875,269           152,990
   Cost of Securities Sold                                                2,915,842       2,632,257    1,875,269           142,338

                                                                     --------------------------------------------------------------
       Net Gain (Loss)                                                      877,532         402,674            -            10,652
   Capital Gain Distributions Received                                            -               -            -                 -
                                                                     --------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    877,532         402,674            -            10,652
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                      684,546         266,469            -             1,914
   End of Period                                                                  -               -            -                 -
                                                                     --------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 (684,546)       (266,469)           -            (1,914)
                                                                     --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $ 175,991       $ 122,509     $ 14,345           $ 8,036
                                                                     ==============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                     AVP-Global            AVP             AVP      AVP-Conservative
                                                                 Dollar Govt Income   Utility Income   Global Bond         Investors
                                                            ------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ -              $ -            $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (2,595)          (4,325)        (1,596)           (5,975)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                               (2,595)          (4,325)        (1,596)           (5,975)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    573,909        1,000,035        387,717         1,288,914
   Cost of Securities Sold                                                640,555          619,420        369,474         1,104,095

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                    (66,646)         380,615         18,243           184,819
   Capital Gain Distributions Received                                          -                -              -                 -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                  (66,646)         380,615         18,243           184,819
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                   (116,497)         282,528         31,639           165,995
   End of Period                                                                -                -              -                 -
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                116,497         (282,528)       (31,639)         (165,995)
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 47,256         $ 93,762      $ (14,992)         $ 12,849
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                                      Evergreen - VA
                                                                                                                      Global Leaders
                                                                         AVP               AVP        AVP-Worldwide    Oct. 18* thru
                                                                     Growth Investors      Growth    Privatization     Dec. 31, 1999
                                                                --------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                 $ -              $ -           $ -            $ 927
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (6,567)         (32,992)       (5,832)            (427)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (6,567)         (32,992)       (5,832)             500
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    1,473,333        7,309,727     1,378,094           31,560
   Cost of Securities Sold                                                1,045,004        4,039,351       995,513           28,833

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                      428,329        3,270,376       382,581            2,727
   Capital Gain Distributions Received                                            -                -             -                -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    428,329        3,270,376       382,581            2,727
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                      358,484        2,756,270       231,244                -
   End of Period                                                                  -                -             -           17,274
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 (358,484)      (2,756,270)     (231,244)          17,274
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $ 63,278        $ 481,114     $ 145,505         $ 20,501
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                                                                         INVESCO-VIF
                                                                  Evergreen-VA      INVESCO-VIF       INVESCO-VIF       Tele-
                                                                  Special Equity    Technology    Financial Services  communications
                                                                    Oct. 18* thru     Oct. 18* thru    Oct. 18* thru   Oct. 18* thru
                                                                     Dec. 31, 1999     Dec. 31, 1999   Dec. 31, 1999   Dec. 31, 1999
                                                              ----------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                            $ 4,311              $ -            $ -              $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (3,790)        (107,676)       (17,331)         (95,343)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   521         (107,676)       (17,331)         (95,343)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                      63,711       10,730,859      3,420,087       13,011,351
   Cost of Securities Sold                                                  54,078        7,398,547      3,339,075       10,169,692

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                       9,633        3,332,312         81,012        2,841,659
   Capital Gain Distributions Received                                           -                -              -                -
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                     9,633        3,332,312         81,012        2,841,659
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                           -                -              -                -
   End of Period                                                           200,289       12,339,485         69,846        9,624,329
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                 200,289       12,339,485         69,846        9,624,329
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ 210,443     $ 15,564,121      $ 133,527     $ 12,370,645
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                    INVESCO-VIF       INVESCO-VIF
                                                                   Health Sciences     Dynamics          Montgomery
                                                                   Oct. 18* thru     Oct. 18* thru       Emerging           NBAMT
                                                                     Dec. 31, 1999    Dec. 31, 1999       Markets          Partners
                                                               ---------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                 $ -           $ -         $ 12,441      $ 5,779,803
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)   (12,609)      (51,615)      (1,258,267)      (2,282,256)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (12,609)      (51,615)      (1,245,826)       3,497,547
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    5,323,759     8,942,179      101,005,955      573,894,796
   Cost of Securities Sold                                                5,127,052     7,690,072      106,742,361      557,884,494

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                      196,707     1,252,107       (5,736,406)      16,010,302
   Capital Gain Distributions Received                                        3,465         5,607                -       10,051,832
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    200,172     1,257,714       (5,736,406)      26,062,134
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                            -             -      (23,884,814)     (11,385,231)
   End of Period                                                            419,823     3,218,773       27,264,672                -
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  419,823     3,218,773       51,149,486       11,385,231
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $ 607,386   $ 4,424,872     $ 44,167,254     $ 40,944,912
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                    ProFunds VP         ProFunds VP     ProFunds VP            Rydex
                                                                    Ultra OTC           Europe            Small Cap             Nova
                                                                     Oct. 18* thru    Oct. 18* thru   Oct. 18* thru      May 5* thru
                                                                     Dec. 31, 1999      Dec. 31, 1999  Dec. 31, 1999   Dec. 31, 1999
                                                               ---------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ -             $ -          $ -        $ 32,392
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (97,080)         (4,228)     (15,692)       (399,939)
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (97,080)         (4,228)     (15,692)       (367,547)
                                                                     ---------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                      38,056,581       1,234,074   40,834,895     268,931,809
   Cost of Securities Sold                                                  27,354,534       1,157,589   40,400,414     267,268,348

                                                                     ---------------------------------------------------------------
       Net Gain (Loss)                                                      10,702,047          76,485      434,481       1,663,461
   Capital Gain Distributions Received                                               -               -            -       2,264,957
                                                                     ---------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                    10,702,047          76,485      434,481       3,928,418
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                               -               -            -               -
   End of Period                                                            15,930,549         220,897      455,895       5,121,889
                                                                     ---------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                  15,930,549         220,897      455,895       5,121,889
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $ 26,535,516       $ 293,154    $ 874,684     $ 8,682,760
                                                                     ===============================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

                                                                            Rydex                 Rydex
                                                                            Ursa                   OTC
                                                                         May 5* thru           May 5* thru       WFVT - Equity
                                                                        Dec. 31, 1999         Dec. 31, 1999           Value
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ 6,328                  $ -         $ 183,539
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (266,234)          (1,371,292)         (279,249)
                                                                     --------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (259,906)          (1,371,292)          (95,710)
                                                                     --------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    322,299,815          731,335,364         2,909,340
   Cost of Securities Sold                                                329,991,283          692,222,736         2,917,831

                                                                     --------------------------------------------------------
       Net Gain (Loss)                                                     (7,691,468)          39,112,628            (8,491)
   Capital Gain Distributions Received                                              -            3,778,560                 -
                                                                     --------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                   (7,691,468)          42,891,188            (8,491)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              -                    -           405,617
   End of Period                                                             (439,010)          55,906,048          (560,713)
                                                                     --------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                   (439,010)          55,906,048          (966,330)
                                                                     --------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ (8,390,384)        $ 97,425,944      $ (1,070,531)
                                                                     ========================================================


---------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.


AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------
                                                                                   AST - AIM International
                                                        Total                          Equity Portfolio
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)            $ (37,582,221)     $ (3,397,041)      $ (7,564,947)      $ 6,073,074
     Net Realized Gain (Loss)                2,594,363,154     1,378,305,968        109,500,383        70,658,870
   Net Unrealized Gain (Loss) On Investments 3,506,087,793     1,018,932,038        185,965,568        (3,808,998)
                                             -------------     -------------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                      6,062,868,726     2,393,840,965        287,901,004        72,922,946
                                             -------------     -------------        -----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits      6,348,165,389     3,925,207,325         55,175,029        49,419,102
     Net Transfers Between Sub-accounts         15,009,618         7,342,232        (34,579,212)      (10,963,935)
     Surrenders                             (1,755,523,504)     (992,995,074)       (47,332,474)      (31,428,155)
                                            --------------      ------------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions      4,607,651,503     2,939,554,483        (26,736,657)        7,027,012
                                             -------------     -------------        -----------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS     10,670,520,229     5,333,395,448        261,164,347        79,949,958
                                            --------------     -------------        -----------        ----------

NET ASSETS:
     Beginning of Period                    16,015,851,624    10,682,456,176        482,440,088       402,490,130
                                            --------------    --------------        -----------       -----------
     End of Period                        $ 26,686,371,853  $ 16,015,851,624      $ 743,604,435     $ 482,440,088
                                          ================  ================      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                 AST - AIM Balanced                 AST - American Century
                                                      Portfolio                        Income & Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)              $ 3,720,742       $ 3,615,404       $ (1,870,742)     $ (1,531,352)
     Net Realized Gain (Loss)                   42,409,808        27,589,489         13,331,439         5,429,638
     Net Unrealized Gain (Loss) On Investments  30,997,262         9,072,551         37,248,776        10,590,684
                                                ----------         ---------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         77,127,812        40,277,444         48,709,473        14,488,970
                                                ----------        ----------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         64,854,057        47,010,659         91,265,885        61,495,420
     Net Transfers Between Sub-accounts        (13,140,413)       (8,129,551)        36,249,731         2,422,664
     Surrenders                                (41,811,935)      (29,989,990)       (15,256,845)       (8,429,933)
                                               -----------       -----------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions          9,901,709         8,891,118        112,258,771        55,488,151
                                                 ---------         ---------        -----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         87,029,521        49,168,562        160,968,244        69,977,121
                                                ----------        ----------        -----------        ----------

NET ASSETS:
     Beginning of Period                       402,427,412       353,258,850        184,833,231       114,856,110
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 489,456,933     $ 402,427,412      $ 345,801,475     $ 184,833,231
                                             =============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                  AST - Lord Abbett                   AST - Lord Abbett
                                                  Growth and Income                  Small Capitalization
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended       Jan. 2,* thru
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (5,466,386)     $ (3,716,499)        $ (763,677)       $ (294,164)
     Net Realized Gain (Loss)                  182,734,127        88,111,767           (578,929)       (1,027,968)
     Net Unrealized Gain (Loss) On Investments  (6,412,196)       22,893,387          5,818,500          (973,276)
                                                ----------        ----------          ---------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        170,855,545       107,288,655          4,475,894        (2,295,408)
                                               -----------       -----------          ---------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        255,394,560       237,965,993         27,031,518        22,512,506
     Net Transfers Between Sub-accounts        (25,357,099)      (35,068,954)         2,025,241        22,491,651
     Surrenders                               (101,401,105)      (70,712,992)        (4,015,662)       (2,498,934)
                                              ------------       -----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        128,636,356       132,184,047         25,041,097        42,505,223
                                               -----------       -----------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        299,491,901       239,472,702         29,516,991        40,209,815
                                               -----------       -----------         ----------        ----------

NET ASSETS:
     Beginning of Period                     1,156,855,982       917,383,280         40,209,815                 -
                                             -------------       -----------         ----------
     End of Period                         $ 1,456,347,883   $ 1,156,855,982       $ 69,726,806      $ 40,209,815
                                           ===============   ===============       ============      ============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                         AST                                 AST
                                                    JanCap Growth                        Money Market
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)            $ (60,311,575)    $ (25,000,547)      $ 46,585,670      $ 31,632,350
     Net Realized Gain (Loss)                1,034,785,585       393,370,021            102,571            59,024
     Net Unrealized Gain (Loss) On Investments 873,924,691       764,112,708                  -                 -
                                               -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                      1,848,398,701     1,132,482,182         46,688,241        31,691,374
                                             -------------     -------------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits      1,067,968,042       414,857,558      1,806,007,531     1,052,592,713
     Net Transfers Between Sub-accounts        (63,694,319)      279,794,860       (107,458,454)     (779,886,000)
     Surrenders                               (308,428,489)     (128,085,250)      (333,344,784)     (168,120,490)
                                              ------------      ------------       ------------      ------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        695,845,234       566,567,168      1,365,204,293       104,586,223
                                               -----------       -----------      -------------       -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS      2,544,243,935     1,699,049,350      1,411,892,534       136,277,597
                                             -------------     -------------      -------------       -----------

NET ASSETS:
     Beginning of Period                     3,188,299,017     1,489,249,667        910,150,379       773,872,782
                                             -------------     -------------        -----------       -----------
     End of Period                         $ 5,732,542,952   $ 3,188,299,017    $ 2,322,042,913     $ 910,150,379
                                           ===============   ===============    ===============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                              AST - Neuberger & Berman             AST - Neuberger & Berman
                                                    Midcap Value                        Midcap Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (4,007,600)      $ 1,345,597       $ (3,839,123)     $ (2,876,348)
     Net Realized Gain (Loss)                   10,017,751        25,980,780         23,072,954        37,001,331
     Net Unrealized Gain (Loss) On Investments (17,133,949)      (30,098,646)       103,877,551         9,705,037
                                               -----------       -----------        -----------         ---------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        (11,123,798)       (2,772,269)       123,111,382        43,830,020
                                               -----------        ----------        -----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         69,866,864        76,489,166         46,001,103        47,822,905
     Net Transfers Between Sub-accounts        357,483,913         8,248,593        (21,926,231)       (4,944,376)
     Surrenders                                (45,253,125)      (14,121,421)       (18,862,465)      (12,106,097)
                                               -----------       -----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        382,097,652        70,616,338          5,212,407        30,772,432
                                               -----------        ----------          ---------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        370,973,854        67,844,069        128,323,789        74,602,452
                                               -----------        ----------        -----------        ----------

NET ASSETS:
     Beginning of Period                       264,213,061       196,368,992        256,385,317       181,782,865
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 635,186,915     $ 264,213,061      $ 384,709,106     $ 256,385,317
                                             =============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                   AST - Federated                   AST - T. Rowe Price
                                                     High Yield                        Asset Allocation
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ 35,815,076      $ 19,200,967        $ 1,503,986         $ 951,684
     Net Realized Gain (Loss)                  (13,574,620)       15,221,005         21,555,570         7,757,799
     Net Unrealized Gain (Loss) On Investments (19,561,275)      (30,714,921)        10,237,305        32,734,801
                                               -----------       -----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                          2,679,181         3,707,051         33,296,861        41,444,284
                                                 ---------         ---------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        156,671,542       200,925,802        101,878,102        80,815,034
     Net Transfers Between Sub-accounts        (70,561,975)       (7,898,590)        (3,944,915)       21,057,862
     Surrenders                                (65,132,053)      (41,620,378)       (32,369,634)      (18,652,371)
                                               -----------       -----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         20,977,514       151,406,834         65,563,553        83,220,525
                                                ----------       -----------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         23,656,695       155,113,885         98,860,414       124,664,809
                                                ----------       -----------         ----------       -----------

NET ASSETS:
     Beginning of Period                       574,274,059       419,160,174        334,654,659       209,989,850
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 597,930,754     $ 574,274,059      $ 433,515,073     $ 334,654,659
                                             -------------     -------------      -------------     -------------
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                 AST - T. Rowe Price                 AST - T. Rowe Price
                                                International Equity                  International Bond
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (3,132,947)     $ (1,335,571)       $ 6,861,835      $ (1,542,592)
     Net Realized Gain (Loss)                   50,858,290        30,257,725           (508,769)        2,202,014
     Net Unrealized Gain (Loss) On Investments  72,468,212        27,598,237        (20,530,106)       16,090,507
                                                ----------        ----------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        120,193,555        56,520,391        (14,177,040)       16,749,929
                                               -----------        ----------        -----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         33,425,909        46,380,644         19,267,464        23,183,329
     Net Transfers Between Sub-accounts        (82,874,435)      (66,151,831)        (2,991,859)      (16,852,851)
     Surrenders                                (31,080,164)      (27,235,418)       (10,136,578)       (7,481,251)
                                               -----------       -----------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        (80,528,690)      (47,006,605)         6,139,027        (1,150,773)
                                               -----------       -----------          ---------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         39,664,865         9,513,786         (8,038,013)       15,599,156
                                                ----------         ---------         ----------        ----------

NET ASSETS:
     Beginning of Period                       451,175,293       441,661,507        141,984,005       126,384,849
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 490,840,158     $ 451,175,293      $ 133,945,992     $ 141,984,005
                                             =============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                 AST - T. Rowe Price                 AST - T. Rowe Price
                                                  Natural Resources                  Small Company Value
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)               $ (315,706)       $ (365,220)      $ (1,530,582)     $ (2,712,872)
     Net Realized Gain (Loss)                   (4,438,116)        5,739,992        (16,397,924)        5,518,986
     Net Unrealized Gain (Loss) On Investments  22,185,749       (17,319,517)        14,734,309       (39,680,260)

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         17,431,927       (11,944,745)        (3,194,197)      (36,874,146)

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         15,935,025        10,700,131         46,713,574       102,452,405
     Net Transfers Between Sub-accounts            319,128       (30,774,124)       (68,408,489)       37,432,618
     Surrenders                                 (6,828,233)       (5,540,643)       (14,739,893)      (11,861,604)

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions          9,425,920       (25,614,636)       (36,434,808)      128,023,419
TOTAL INCREASE (DECREASE) IN NET ASSETS         26,857,847       (37,559,381)       (39,629,005)       91,149,273

NET ASSETS:
     Beginning of Period                        71,638,045       109,197,426        276,740,076       185,590,803
     End of Period                            $ 98,495,892      $ 71,638,045      $ 237,111,071     $ 276,740,076
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                     AST - Janus                        AST - Founders
                                                  Small Cap Growth                         Passport
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (7,487,156)     $ (3,422,151)      $ (1,480,975)     $ (1,484,977)
     Net Realized Gain (Loss)                   71,628,371        18,925,956         22,483,774        10,449,341
     Net Unrealized Gain (Loss) On Investments 576,061,780        (5,924,936)        69,144,522         1,818,119
                                               -----------        ----------         ----------         ---------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        640,202,995         9,578,869         90,147,321        10,782,483
                                               -----------         ---------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        201,984,481        36,385,240         12,039,709        12,658,016
     Net Transfers Between Sub-accounts        282,244,629       (17,848,281)        (2,429,028)      (15,851,816)
     Surrenders                                (36,756,036)      (16,930,504)        (8,395,572)       (6,647,007)
                                               -----------       -----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        447,473,074         1,606,455          1,215,109        (9,840,807)
                                               -----------         ---------          ---------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS      1,087,676,069        11,185,324         91,362,430           941,676
                                             -------------        ----------         ----------           -------

NET ASSETS:
     Beginning of Period                       264,623,225       253,437,901        115,418,431       114,476,755
                                               -----------       -----------        -----------       -----------
     End of Period                         $ 1,352,299,294     $ 264,623,225      $ 206,780,861     $ 115,418,431
                                           ===============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                     AST - PIMCO                         AST - PIMCO
                                                  Total Return Bond                 Limited Maturity Bond
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ 25,089,716      $ 15,263,189       $ 12,671,629       $ 9,547,863
     Net Realized Gain (Loss)                   33,733,795        23,503,068          2,864,491         4,568,671
     Net Unrealized Gain (Loss) On Investments (82,414,622)       14,635,867         (8,532,984)       (1,474,643)
                                               -----------        ----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        (23,591,111)       53,402,124          7,003,136        12,641,891
                                               -----------        ----------          ---------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        268,341,763       216,394,952         80,167,192        79,844,302
     Net Transfers Between Sub-accounts        (61,802,224)      102,268,526          1,458,005        (7,724,284)
     Surrenders                                (82,490,942)      (58,367,611)       (37,887,402)      (27,572,405)
                                               -----------       -----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        124,048,597       260,295,867         43,737,795        44,547,613
                                               -----------       -----------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        100,457,486       313,697,991         50,740,931        57,189,504
                                               -----------       -----------         ----------        ----------

NET ASSETS:
     Beginning of Period                       862,215,823       548,517,832        338,714,522       281,525,018
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 962,673,309     $ 862,215,823      $ 389,455,453     $ 338,714,522
                                             =============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                    AST - INVESCO                     AST - Oppenheimer
                                                    Equity Income                      Large-Cap Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)              $ 1,566,627       $ 1,713,893       $ (3,987,309)     $ (3,844,979)
     Net Realized Gain (Loss)                   73,836,927        74,959,901         35,673,158        15,229,472
     Net Unrealized Gain (Loss) On Investments   8,043,868          (659,786)        51,556,829        47,502,492
                                                 ---------          --------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         83,447,422        76,014,008         83,242,678        58,886,985
                                                ----------        ----------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        197,744,545       173,016,669         41,281,198        63,024,044
     Net Transfers Between Sub-accounts        (10,371,533)        8,653,629        (51,303,563)      (42,885,074)
     Surrenders                                (69,353,138)      (43,203,454)       (18,794,885)      (15,785,444)
                                               -----------       -----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        118,019,874       138,466,844        (28,817,250)        4,353,526
                                               -----------       -----------        -----------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS        201,467,296       214,480,852         54,425,428        63,240,511
                                               -----------       -----------         ----------        ----------

NET ASSETS:
     Beginning of Period                       792,997,992       578,517,140        294,203,629       230,963,118
                                               -----------       -----------        -----------       -----------
     End of Period                           $ 994,465,288     $ 792,997,992      $ 348,629,057     $ 294,203,629
                                             =============     =============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                    AST - Janus                    AST - American Century
                                                   Overseas Growth                    Strategic Balanced
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)            $ (11,482,288)     $ (4,910,351)      $ (1,375,378)       $ (501,636)
     Net Realized Gain (Loss)                   86,208,113        37,016,434          2,868,743         1,020,779
     Net Unrealized Gain (Loss) On Investments 540,902,236        12,041,766         16,065,624        10,396,754
                                               -----------        ----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        615,628,061        44,147,849         17,558,989        10,915,897
                                               -----------        ----------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        224,252,910       161,955,466         87,292,136        35,726,369
     Net Transfers Between Sub-accounts        102,132,687       153,831,178         23,644,848        16,908,109
     Surrenders                                (51,686,777)      (24,183,836)       (10,557,524)       (2,400,654)
                                               -----------       -----------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        274,698,820       291,602,808        100,379,460        50,233,824
                                               -----------       -----------        -----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        890,326,881       335,750,657        117,938,449        61,149,721
                                               -----------       -----------        -----------        ----------

NET ASSETS:
     Beginning of Period                       586,302,025       250,551,368         89,785,724        28,636,003
                                               -----------       -----------         ----------        ----------
     End of Period                         $ 1,476,628,906     $ 586,302,025      $ 207,724,173      $ 89,785,724
                                           ===============     =============      =============      ============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

-----------------------------------------------------------------------------------------------------------------
                                               AST - American Century          AST - Marsico
                                                International Growth                    Capital Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (1,384,306)       $ (732,394)     $ (14,194,102)     $ (3,805,339)
     Net Realized Gain (Loss)                    5,239,075         4,635,099         74,897,698        10,988,279
     Net Unrealized Gain (Loss) On Investments  53,932,229           641,361        434,097,479        67,527,282
                                                ----------           -------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         57,786,998         4,544,066        494,801,075        74,710,222
                                                ----------         ---------        -----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         28,463,642        28,149,246        463,545,461       195,804,087
     Net Transfers Between Sub-accounts         (4,789,257)       16,248,648        191,591,888       309,697,826
     Surrenders                                 (8,373,745)       (6,036,911)       (63,339,875)      (16,853,192)
                                                ----------        ----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         15,300,640        38,360,983        591,797,474       488,648,721
                                                ----------        ----------        -----------       -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         73,087,638        42,905,049      1,086,598,549       563,358,943
                                                ----------        ----------      -------------       -----------

NET ASSETS:
     Beginning of Period                        75,390,247        32,485,198        570,520,978         7,162,035
                                                ----------        ----------        -----------         ---------
     End of Period                           $ 148,477,885      $ 75,390,247    $ 1,657,119,527     $ 570,520,978
                                             =============      ============    ===============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                       AST - Stein Roe Small                AST - Cohen & Steers
                                             Cap Blend                          Real Estate
------------------------------------------------------------------------------------------------------------------
                                            Year Ended       Jan. 8* thru        Year Ended       Jan. 2* thru
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (39,039)        $ (60,801)         $ 232,870        $ (297,537)
     Net Realized Gain (Loss)                     (790,805)         (491,410)        (3,031,748)       (1,007,887)
     Net Unrealized Gain (Loss) On Investments     194,637          (194,637)         1,897,123        (3,001,389)
                                                   -------          --------          ---------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                           (635,207)         (746,848)          (901,755)       (4,306,813)
                                                  --------          --------           --------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits            779,054         4,745,696         19,294,009        17,163,867
     Net Transfers Between Sub-accounts         (8,663,776)        4,842,295          4,829,373        19,402,833
     Surrenders                                   (199,193)         (122,021)        (2,478,936)       (1,021,179)
                                                  --------          --------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (8,083,915)        9,465,970         21,644,446        35,545,521
                                                ----------         ---------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (8,719,122)        8,719,122         20,742,691        31,238,708
                                                ----------         ---------         ----------        ----------

NET ASSETS:
     Beginning of Period                         8,719,122                 -         31,238,708                 -
                                                 ---------                           ----------
     End of Period                                     $ -       $ 8,719,122       $ 51,981,399      $ 31,238,708
                                                       ==        ===========       ============      ============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                AST - Bankers Trust           AST - Kemper        AST - MFS
                                                    500 Index                   Small Cap           Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended       Jan. 2* thru       Jan. 4* thru      Oct. 18* thru
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999  December 31, 1999
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)             $ (5,272,629)     $ (1,811,494)      $ (5,984,455)         $ (5,717)
     Net Realized Gain (Loss)                   46,972,582         6,558,158         46,393,894            24,866
     Net Unrealized Gain (Loss) On Investments  38,367,719        26,889,330        329,253,045           325,814
                                                ----------        ----------        -----------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         80,067,672        31,635,994        369,662,484           344,963
                                                ----------        ----------        -----------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        201,370,761        62,801,858         24,773,868         2,446,515
     Net Transfers Between Sub-accounts         64,320,676       195,643,689        466,186,888         1,847,389
     Surrenders                                (28,116,927)       (7,296,498)       (40,404,140)          (25,045)
                                               -----------        ----------        -----------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        237,574,510       251,149,049        450,556,616         4,268,859
                                               -----------       -----------        -----------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS        317,642,182       282,785,043        820,219,100         4,613,822
                                               -----------       -----------        -----------         ---------

NET ASSETS:
     Beginning of Period                       282,785,043                 -                  -                 -
                                               -----------
     End of Period                           $ 600,427,225     $ 282,785,043      $ 820,219,100       $ 4,613,822
                                             =============     =============      =============       ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                             AST - MFS         AST - MFS                     AAF
                                         Growth with Income  Global Equity           Small Capitalization
------------------------------------------------------------------------------------------------------------------
                                           Oct. 18* thru     Oct. 18* thru       Year Ended        Year Ended
                                         December 31, 1999 December 31, 1999 December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (10,271)         $ (2,458)      $ (3,010,669)     $ (8,878,543)
     Net Realized Gain (Loss)                        2,272             2,732         61,556,674        79,384,611
     Net Unrealized Gain (Loss) On Investments     252,209           105,895        (52,304,469)       20,491,445
                                                   -------           -------        -----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            244,210           106,169          6,241,536        90,997,513
                                                   -------           -------          ---------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits          2,917,984           191,307         12,428,511        59,278,851
     Net Transfers Between Sub-accounts          4,659,382           993,155       (697,343,674)      (25,557,564)
     Surrenders                                    (45,073)           (5,311)       (21,725,325)      (46,512,568)
                                                   -------            ------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions          7,532,293         1,179,151       (706,640,488)      (12,791,281)
                                                 ---------         ---------       ------------       -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS          7,776,503         1,285,320       (700,398,952)       78,206,232
                                                 ---------         ---------       ------------        ----------

NET ASSETS:
     Beginning of Period                                 -                 -        700,398,952       622,192,720
                                                                                    -----------       -----------
     End of Period                             $ 7,776,503       $ 1,285,320                $ 0     $ 700,398,952
                                               ===========       ===========                ===     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                         AAF                             AAF - MidCap
                                                       Growth                               Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)            $ (18,427,551)    $ (10,081,222)      $ (8,264,235)     $ (5,885,234)
     Net Realized Gain (Loss)                  341,226,442       230,577,307        147,404,371        60,422,023
     Net Unrealized Gain (Loss) On Investments  56,035,439       105,084,379         25,843,004        55,418,917
                                                ----------       -----------         ----------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                        378,834,330       325,580,464        164,983,140       109,955,706
                                               -----------       -----------        -----------       -----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits        352,548,365       122,856,808        125,086,269        69,079,499
     Net Transfers Between Sub-accounts         34,203,976         9,590,556        (34,133,685)       35,419,751
     Surrenders                               (122,793,315)      (60,097,640)       (41,696,477)      (27,349,646)
                                              ------------       -----------        -----------       -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions        263,959,026        72,349,724         49,256,107        77,149,604
                                               -----------        ----------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        642,793,356       397,930,188        214,239,247       187,105,310
                                               -----------       -----------        -----------       -----------

     Beginning of Period                     1,082,785,093       684,854,905        536,128,270       349,022,960
                                             -------------       -----------        -----------       -----------
     End of Period                         $ 1,725,578,449   $ 1,082,785,093      $ 750,367,517     $ 536,128,270
                                           ===============   ===============      =============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                  AVP - Short Term                           AVP
                                                    Multi Market                        Premier Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (732)         $ 14,679          $ (51,984)       $ (120,235)
     Net Realized Gain (Loss)                       (3,857)           (1,639)         5,522,650           499,402
     Net Unrealized Gain (Loss) On Investments       6,336            (5,102)        (4,726,345)        2,985,092
                                                     -----            ------         ----------         ---------


     Net Increase (Decrease) In Net Assets Resulting
        From Operations                              1,747             7,938            744,321         3,364,259
                                                     -----             -----            -------         ---------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                  -                 1              8,142            77,249
     Net Transfers Between Sub-accounts           (146,424)            5,000        (10,361,838)          244,890
     Surrenders                                     (8,390)          (38,945)          (747,049)       (1,037,762)
                                                    ------           -------           --------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions           (154,814)          (33,944)       (11,100,745)         (715,623)
                                                  --------           -------        -----------          --------

TOTAL INCREASE (DECREASE) IN NET ASSETS           (153,067)          (26,006)       (10,356,424)        2,648,636
                                                  --------           -------        -----------         ---------

NET ASSETS:

     Beginning of Period                           153,067           179,073         10,356,424         7,707,788
                                                   -------           -------         ----------         ---------
     End of Period                                     $ -         $ 153,067                $ -      $ 10,356,424
                                                       ==          =========                ==       ============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                         AVP                           AVP - U.S. Govt /
                                                   Growth & Income                  High Grade Securities
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (35,341)        $ (54,583)         $ (10,275)         $ 85,363
     Net Realized Gain (Loss)                    2,415,677         1,253,846             90,347            52,922
     Net Unrealized Gain (Loss) On Investments  (1,710,317)          108,724           (121,537)           22,602
                                                ----------           -------           --------            ------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            670,019         1,307,987            (41,465)          160,887
                                                   -------         ---------            -------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits             17,750           115,116                301            13,387
     Net Transfers Between Sub-accounts         (7,630,621)         (654,741)        (2,014,111)          198,029
     Surrenders                                   (364,596)       (1,279,378)           (83,493)         (682,177)
                                                  --------        ----------            -------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (7,977,467)       (1,819,003)        (2,097,303)         (470,761)
                                                ----------        ----------         ----------          --------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (7,307,448)         (511,016)        (2,138,768)         (309,874)
                                                ----------          --------         ----------          --------

NET ASSETS:
     Beginning of Period                         7,307,448         7,818,464          2,138,768         2,448,642
                                                 ---------         ---------          ---------         ---------
     End of Period                                     $ -       $ 7,307,448                $ -       $ 2,138,768
                                                       ==        ===========                ==        ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                       AVP                                 AVP
                                                   Total Return                        International
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net Investment Income (Loss)                $ (16,995)          $ 2,734          $ (13,696)         $ 14,882
     Net Realized Gain (Loss)                      877,532         1,072,682            402,674           269,668
     Net Unrealized Gain (Loss) On Investments    (684,546)         (448,804)          (266,469)           75,427
                                                  --------          --------           --------            ------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            175,991           626,612            122,509           359,977
                                                   -------           -------            -------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits              9,458           210,259             11,242            32,371
     Net Transfers Between Sub-accounts         (3,434,299)         (353,823)        (2,844,347)         (634,830)
     Surrenders                                   (342,232)       (2,073,418)          (151,524)         (331,307)
                                                  --------        ----------           --------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (3,767,073)       (2,216,982)        (2,984,629)         (933,766)
                                                ----------        ----------         ----------          --------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (3,591,082)       (1,590,370)        (2,862,120)         (573,789)
                                                ----------        ----------         ----------          --------

NET ASSETS:
     Beginning of Period                         3,591,082         5,181,452          2,862,120         3,435,909
                                                 ---------         ---------          ---------         ---------
     End of Period                                     $ -       $ 3,591,082                $ -       $ 2,862,120
                                                       ==        ===========                ==        ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                       AVP                              AVP - N.A.
                                                    Money Market                      Government Income
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $ 14,345          $ 49,797             $ (702)         $ 15,320
     Net Realized Gain (Loss)                            -                 -             10,652            45,685
     Net Unrealized Gain (Loss) On Investments           -                 -             (1,914)          (54,583)
                                                                                         ------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             14,345            49,797              8,036             6,422
                                                    ------            ------              -----             -----

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits              1,033           191,842                  -            13,386
     Net Transfers Between Sub-accounts         (1,000,600)        2,313,324           (119,769)         (178,048)
     Surrenders                                   (571,038)       (2,299,225)           (32,507)          (67,836)
                                                  --------        ----------            -------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (1,570,605)          205,941           (152,276)         (232,498)
                                                ----------           -------           --------          --------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (1,556,260)          255,738           (144,240)         (226,076)
                                                ----------           -------           --------          --------

NET ASSETS:
     Beginning of Period                         1,556,260         1,300,522            144,240           370,316
                                                 ---------         ---------            -------           -------
     End of Period                                     $ -       $ 1,556,260                $ -         $ 144,240
                                                       ==        ===========                ==          =========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                 AVP - Global Dollar                          AVP
                                                  Government Income                     Utility Income
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $ (2,595)         $ 36,322           $ (4,325)          $ 4,538
     Net Realized Gain (Loss)                      (66,646)           71,446            380,615            91,637
     Net Unrealized Gain (Loss) On Investments     116,497          (270,596)          (282,528)           79,380
                                                   -------          --------           --------            ------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             47,256          (162,828)            93,762           175,555
                                                    ------          --------             ------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits              3,620            16,035                699            21,773
     Net Transfers Between Sub-accounts           (563,950)         (121,811)          (914,578)          (52,433)
     Surrenders                                     (8,075)          (42,332)           (77,140)         (138,283)
                                                    ------           -------            -------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions           (568,405)         (148,108)          (991,019)         (168,943)
                                                  --------          --------           --------          --------

TOTAL INCREASE (DECREASE) IN NET ASSETS           (521,149)         (310,936)          (897,257)            6,612
                                                  --------          --------           --------             -----

NET ASSETS:
     Beginning of Period                           521,149           832,085            897,257           890,645
                                                   -------           -------            -------           -------
     End of Period                                     $ -         $ 521,149                $ -         $ 897,257
                                                       ==          =========                ==          =========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                    AVP                                             AVP
                                                  Global Bond                             Conservative Investors
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $ (1,596)           $ (402)          $ (5,975)         $ 16,143
     Net Realized Gain (Loss)                       18,243             3,014            184,819           116,928
     Net Unrealized Gain (Loss) On Investments     (31,639)           36,191           (165,995)           16,734
                                                   -------            ------           --------            ------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            (14,992)           38,803             12,849           149,805
                                                   -------            ------             ------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                299               304              3,581           164,258
     Net Transfers Between Sub-accounts           (296,522)          (22,876)        (1,200,140)           89,784
     Surrenders                                    (26,751)          (40,056)           (84,376)         (299,525)
                                                   -------           -------            -------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions           (322,974)          (62,628)        (1,280,935)          (45,483)
                                                  --------           -------         ----------           -------

TOTAL INCREASE (DECREASE) IN NET ASSETS           (337,966)          (23,825)        (1,268,086)          104,322
                                                  --------           -------         ----------           -------

NET ASSETS:
     Beginning of Period                           337,966           361,791          1,268,086         1,163,764
                                                   -------           -------          ---------         ---------
     End of Period                                     $ -         $ 337,966                $ -       $ 1,268,086
                                                       ==          =========                ==        ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                      AVP                                   AVP
                                                  Growth Investors                         Growth
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended         Year Ended        Year Ended
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999    Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $ (6,567)         $ (3,891)         $ (32,992)        $ (76,043)
     Net Realized Gain (Loss)                      428,329           134,770          3,270,376         1,000,300
     Net Unrealized Gain (Loss) On Investments    (358,484)          127,440         (2,756,270)          640,819
                                                  --------           -------         ----------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             63,278           258,319            481,114         1,565,076
                                                    ------           -------            -------         ---------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits              7,786            54,671             20,182            42,676
     Net Transfers Between Sub-accounts         (1,383,147)           17,197         (6,894,254)         (817,040)
     Surrenders                                    (84,364)         (124,107)          (369,195)         (532,941)
                                                   -------          --------           --------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (1,459,725)          (52,239)        (7,243,267)       (1,307,305)
                                                ----------           -------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (1,396,447)          206,080         (6,762,153)          257,771
                                                ----------           -------         ----------           -------

NET ASSETS:
     Beginning of Period                         1,396,447         1,190,367          6,762,153         6,504,382
                                                 ---------         ---------          ---------         ---------
     End of Period                                     $ -       $ 1,396,447                $ -       $ 6,762,153
                                                       ==        ===========                ==        ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
------------------------------------------------------------------------------------------------------------------
                                                AVP                            Evergreen - VA    Evergreen - VA
                                               Worldwide Privatization         Global Leaders    Special Equity
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended       Oct. 18* thru      Oct. 18* thru
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999  December 31, 1999
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $ (5,832)         $ (2,194)             $ 500             $ 521
     Net Realized Gain (Loss)                      382,581           117,847              2,727             9,633
     Net Unrealized Gain (Loss) On Investments    (231,244)            3,073             17,274           200,289
                                                  --------             -----             ------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            145,505           118,726             20,501           210,443
                                                   -------           -------             ------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                 40             1,267             84,942           295,177
     Net Transfers Between Sub-accounts         (1,260,991)          (32,624)           165,895         1,367,392
     Surrenders                                   (111,312)         (118,822)              (670)          (15,435)
                                                  --------          --------               ----           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         (1,372,263)         (150,179)           250,167         1,647,134
                                                ----------          --------            -------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (1,226,758)          (31,453)           270,668         1,857,577
                                                ----------           -------            -------         ---------

NET ASSETS:
     Beginning of Period                         1,226,758         1,258,211                  -                 -
                                                 ---------         ---------
     End of Period                                     $ -       $ 1,226,758          $ 270,668       $ 1,857,577
                                                       ==        ===========          =========       ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                         INVESCO - VIF     INVESCO - VIF       INVESCO - VIF      INVESCO - VIF
                                          Technology     Financial Services  Telecommunications  Health Sciences
------------------------------------------------------------------------------------------------------------------
                                           Oct. 18* thru     Oct. 18* thru     Oct. 18* thru      Oct. 18* thru
                                         December 31, 1999 December 31, 1999 December 31, 1999  December 31, 1999
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)               $ (107,676)        $ (17,331)         $ (95,343)        $ (12,609)
     Net Realized Gain (Loss)                    3,332,312            81,012          2,841,659           200,172
     Net Unrealized Gain (Loss) On Investments  12,339,485            69,846          9,624,329           419,823
                                                ----------            ------          ---------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         15,564,121           133,527         12,370,645           607,386
                                                ----------           -------         ----------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         14,334,899         2,331,140          9,095,771         2,251,483
     Net Transfers Between Sub-accounts         46,864,762         6,299,301         42,554,918         6,167,329
     Surrenders                                   (396,652)         (101,997)          (523,997)         (107,744)
                                                  --------          --------           --------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         60,803,009         8,528,444         51,126,692         8,311,068
                                                ----------         ---------         ----------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS         76,367,130         8,661,971         63,497,337         8,918,454
                                                ----------         ---------         ----------         ---------

NET ASSETS:
     Beginning of Period                                 -                 -                  -                 -
     End of Period                            $ 76,367,130       $ 8,661,971       $ 63,497,337       $ 8,918,454
                                              ============       ===========       ============       ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                                          Montgomery
                                           INVESCO - VIF                  Emerging
                                             Dynamics                      Markets
------------------------------------------------------------------------------------------------------------------
                                           Oct. 18* thru         Year Ended         Year Ended
                                         December 31, 1999    December 31, 1999   Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (51,615)     $ (1,245,826)      $ (1,028,716)
     Net Realized Gain (Loss)                    1,257,714        (5,736,406)       (26,592,612)
     Net Unrealized Gain (Loss) On Investments   3,218,773        51,149,486        (10,896,085)
                                                 ---------        ----------        -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                          4,424,872        44,167,254        (38,517,413)
                                                 ---------        ----------        -----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits          2,540,483        18,463,324         15,292,607
     Net Transfers Between Sub-accounts         21,301,818        (1,990,882)       (11,481,926)
     Surrenders                                   (128,025)       (4,534,033)        (4,308,589)
                                                  --------        ----------         ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         23,714,276        11,938,409           (497,908)
                                                ----------        ----------           --------

TOTAL INCREASE (DECREASE) IN NET ASSETS         28,139,148        56,105,663        (39,015,321)
                                                ----------        ----------        -----------

NET ASSETS:
     Beginning of Period                                 -        65,203,388        104,218,709
                                                                  ----------        -----------
     End of Period                            $ 28,139,148     $ 121,309,051       $ 65,203,388
                                              ============     =============       ============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                                        NBAMT                  ProFunds - VP      ProFunds - VP
                                                      Partners                   Ultra OTC           Europe
------------------------------------------------------------------------------------------------------------------
                                            Year Ended        Year Ended       Oct. 18* thru      Oct. 18* thru
                                         December 31, 1999   Dec. 31, 1998   December 31, 1999  December 31, 1999
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)              $ 3,497,547      $ (6,605,542)         $ (97,080)         $ (4,228)
     Net Realized Gain (Loss)                   26,062,134       109,598,961         10,702,047            76,485
     Net Unrealized Gain (Loss) On Investments  11,385,231       (95,288,506)        15,930,549           220,897
                                                ----------       -----------         ----------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         40,944,912         7,704,913         26,535,516           293,154
                                                ----------         ---------         ----------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits          1,976,849        87,465,544          6,396,397           306,209
     Net Transfers Between Sub-accounts       (560,656,639)     (157,352,903)        35,671,081         2,767,296
     Surrenders                                (12,932,750)      (41,153,744)           (87,746)          (13,784)
                                               -----------       -----------            -------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions       (571,612,540)     (111,041,103)        41,979,732         3,059,721
                                              ------------      ------------         ----------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS       (530,667,628)     (103,336,190)        68,515,248         3,352,875
                                              ------------      ------------         ----------         ---------

NET ASSETS:
     Beginning of Period                       530,667,628       634,003,818                  -                 -
                                               -----------       -----------
     End of Period                                     $ -     $ 530,667,628       $ 68,515,248       $ 3,352,875
                                                       ==      =============       ============       ===========
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

------------------------------------------------------------------------------------------------------------------
                                           ProFunds - VP         Rydex             Rydex              Rydex
                                             Small Cap           Nova               Ursa               OTC
------------------------------------------------------------------------------------------------------------------
                                           Oct. 18* thru      May 5* thru       May 5* thru        May 5* thru
                                         December 31, 1999 December 31, 1999 December 31, 1999  December 31, 1999
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (15,692)       $ (367,547)        $ (259,906)     $ (1,371,292)
     Net Realized Gain (Loss)                      434,481         3,928,418         (7,691,468)       42,891,188
     Net Unrealized Gain (Loss) On Investments     455,895         5,121,889           (439,010)       55,906,048
                                                   -------         ---------           --------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            874,684         8,682,760         (8,390,384)       97,425,944
                                                   -------         ---------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits            151,295        13,914,665          3,072,469        57,518,704
     Net Transfers Between Sub-accounts          8,787,603        38,832,915         23,045,583       169,199,924
     Surrenders                                    (77,213)       (2,184,030)          (981,989)       (8,067,777)
                                                   -------        ----------           --------        ----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions          8,861,685        50,563,550         25,136,063       218,650,851
                                                 ---------        ----------         ----------       -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS          9,736,369        59,246,310         16,745,679       316,076,795
                                                 ---------        ----------         ----------       -----------

NET ASSETS:
     Beginning of Period                                 -                 -                  -                 -
     End of Period                             $ 9,736,369      $ 59,246,310       $ 16,745,679     $ 316,076,795
                                               ===========      ============       ============     =============
------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

-------------------------------------------------------------------------------
                                                   WFVT - Equity
                                                      Value
--------------------------------------------------------------------------------
                                            Year Ended       May. 4* thru
                                         December 31, 1999   Dec. 31, 1998

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $ (95,710)          $ 2,589
     Net Realized Gain (Loss)                       (8,491)          (39,164)
     Net Unrealized Gain (Loss) On Investments    (966,330)          405,617
                                                  --------           -------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                         (1,070,531)          369,042
                                                ----------           -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits         10,941,564         8,163,400
     Net Transfers Between Sub-accounts          6,280,145         2,581,848
     Surrenders                                 (1,188,543)         (161,130)
                                                ----------          --------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions         16,033,166        10,584,118
                                                ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS         14,962,635        10,953,160
                                                ----------        ----------

NET ASSETS:
     Beginning of Period                        10,953,160                 -
                                                ----------
     End of Period                            $ 25,915,795      $ 10,953,160
                                              ============      ============
--------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account B - Class 1

Notes to Financial Statements
December 31, 1999

--------------------------------------------------------------------------------


1.   ORGANIZATION

     American Skandia Life Assurance Corporation Variable Account B - Class 1 (the "Account") is a separate investment account of American Skandia Life Assurance Corporation ("American Skandia" or "Company"). The Account is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust. The Account commenced operations September 20, 1988.

     As of December 31, 1999, the Account consisted of seventy-five sub-accounts. These financial statements report on sixty-six sub-accounts offered in the LifeVest Personal Security Annuity, the American Skandia Advisors Plan Annuity, the American Skandia Advisors Plan II Annuity, the Imperium Annuity, the American Skandia Protector Annuity, the Emerald Choice Annuity, American Skandia XTra Credit Annuity, American Skandia LifeVest Annuity and the Alliance Capital Navigator Annuity. Each of the sixty-six sub-accounts invests only in a single corresponding portfolio of either The Alger American Fund, American Skandia Trust, Montgomery Variable Series, Wells Fargo Variable Trust, Rydex Variable Trust, Invesco Variable Funds, The ProFund VP, or Evergreen Variable Annuity Trust (the "Trusts"). Fred Alger Management, Inc. is the advisor for The Alger American Fund. American Skandia Investment Services, Incorporated, an affiliate, is the investment manager for American Skandia Trust, while AIM Capital
     Management, Inc., Lord Abbett & Co., Janus Capital Corporation, J. P. Morgan Investment Management Inc., Neuberger Berman Management Incorporated, Federated Investment Counseling, T. Rowe Price Associates, Inc., Rowe Price-Fleming International, Inc., Founders Asset Management, LLC, Pacific Investment Management Company, INVESCO Funds Group Inc., OppenheimerFunds, Inc., American Century Investment Management, Inc., Marisco Capital Management LLC, Cohen and Steers Capital Management, Inc., Bankers Trust Company, Massachusetts Financial Services Co.. and Kemper Investments, Inc. are the sub-advisors. Montgomery Asset Management, L.P. is the investment advisor for the Montgomery Variable Series. Wells Fargo Bank N.A. is the investment manager for the Wells Fargo Variable Trust. Padco Advisors II, Inc. is the investment advisor for the Rydex Variable Trust. Invesco Funds Group, Inc. is the investment advisor for the Invesco Variable Investment Funds. ProFund Advisors LLC serves as the investment advisors for the ProFund VP. Evergreen Asset Management Corp. is the investment advisor for Evergreen VA Global Leader while Meridian Investment Company is the investment advisor for the Evergreen VA Special Equity Fund.

     The investment advisors are paid fees for their services by the respective Trusts.

     The annuities described above are marketed through American Skandia Marketing, Inc., an affiliate.

     During 1999, the following sub-accounts incurred a name change: AST AIM International Equity (formerly AST Putnam International Equity); AST AIM Balanced (formerly AST Putnam Balanced); AST Janus Small Cap Growth (formerly AST Founders Capital Appreciation) and AST American Century Income & Growth (formerly AST Putnam Growth & Income).

 2.  VALUATION OF INVESTMENTS

     The market value of the investments in the sub-accounts is based on the net asset values of the Trust shares held at the end of the current period. Transactions are accounted for on the trade date and dividend income is recognized on an accrual basis. Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.   ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.   INCOME TAXES

     American Skandia does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account; therefore, no charges for federal income taxes are currently deducted from the Account. If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

     Under current laws, American Skandia may incur state and local income taxes (in addition to premium tax) in several states. The Company does not anticipate that these will be significant. However, American Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

      Section  817(h) of the  Internal  Revenue  Code  provides  that a variable annuity contract, in order to qualify as an annuity, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of the insurance companies). If the diversification requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract. The Treasury Department's regulations prescribe the diversification requirements for variable annuity contracts. The Company believes the underlying mutual fund portfolios complied with the terms of these regulations.

6.   CONTRACT CHARGES

     The following contract charges are paid to American Skandia, which provides administrative services to the Account:

     Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.25% of the net assets.

     Administrative Fees - Charged daily against the Account at an annual rate of .15% of the net assets. A maintenance fee of $30 per contractowner account is deducted at the end of each contract year and on surrender.

     Contingent Deferred Sales Charges are computed as set forth in the respective prospectus' of the LifeVest Personal Security Annuity, the American Skandia Advisors Plan Annuity, the American Skandia Advisor Plan II Annuity, the Imperium Annuity, the American Skandia Protector Annuity, the American Skandia Xtra Credit Annuity, the American Skandia Emerald Choice Annuity, or The Alliance Capital Navigator Annuity. These charges may be imposed on the full or partial surrender of certain contracts. There is no contingent deferred sales charge if all premiums were received at least eight complete years prior to the date of the full or partial surrender.

7.   YEAR 2000 COMPLIANCE (UNAUDITED)

     The Company's computer support is provided by its affiliate, American Skandia Information Services and Technology Corporation.

     The Company has experienced no significant errors or disruptions in computer service, interfaces with computer systems of investment manager, sub-advisors, third party administrators, vendors and other business partners on or after January 1, 2000.

     American Skandia engaged external information technology specialists to review the operating systems and internally developed software. The costs associated with these assessments and Year 2000 related remediation were allocated across the American Skandia Group. No cost were allocated to the Separate Accounts.

     American Skandia continues to review new and existing systems and has contingency plans in place as part of its Business Continuity Plan. The plan involves virtually all aspects of the business and will continue to be a focus of management beyond the Year 2000 event.



                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a) All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1) Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (2)  Not  applicable.   American  Skandia  Life  Assurance  Corporation
              maintains custody of all assets.

         (3)      (a)      Form  of  revised  Principal  Underwriting  Agreement
                           between American  Skandia Life Assurance  Corporation
                           and   American   Skandia   Marketing,   Incorporated,
                           formerly   known  as  Skandia   Life   Equity   Sales
                           Corporation  filed  via  EDGAR  with   Post-Effective
                           Amendment  No.  6  to   Registration   Statement  No.
                           33-87010, filed March 2, 1998.

                  (b)      Form of Revised Dealer Agreement filed via EDGAR with
                           Post-Effective   Amendment  No.  7  to   Registration
                           Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy  of  the  form  of  the  Annuity  filed  via
                           Edgar  with Post-Effective  Amendment No. 13 to
                           Registration Statement No. 33-44436, filed
                           April 29, 1997.


                  (b) Copy of Guaranteed Minimum Death Benefit Endorsement filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

                  (c) Copy of Performance-related Benefits and First Year Credits Endorsement filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.


         (5) A copy of the application form used with the Annuity filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of  incorporation of American
                           Skandia Life Assurance Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration
                           Statement No. 33-87010, filed March 2, 1998.

                  (b) Copy of the By-Laws of American Skandia Life Assurance Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Not applicable.

         (8)      Agreements between Depositor and:

                  (a) Neuberger&Berman Advisers Management Trust filed via EDGAR with Post-effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

                  (b)      The  Alger   American   Fund  filed  via  EDGAR  with
                           Post-Effective   Amendment  No.  6  to   Registration
                           Statement No. 33-87010, filed March 2, 1998.

                  (c)      American   Skandia   Trust   filed  via  EDGAR   with
                           Post-effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997 (At such time, what later became American Skandia Trust was known as the Henderson Global Asset Trust).

                  (d)      The  Montgomery  Funds  III  filed  via  EDGAR in the
                           Initial   Registration   Statement  to   Registration
                           Statement No. 333-08853, filed July 25, 1996.


                  (e)      Rydex   Variable   Trust   filed   via   EDGAR   with
                           Post-Effective   Amendment  No.  8  to   Registration
                           Statement No. 33-87010, filed April 26, 1999.

                  (f)      Evergreen  Variable  Annuity  filed  via  EDGAR  with
                           Post-Effective   Amendment  No.  9  to   Registration
                           Statement No. 33-87010.

                  (g)      INVESCO  Variable  Investment  Funds,  Inc. filed via
                           EDGAR  with   Post-Effective   Amendment   No.  9  to
                           Registration Statement No. 33-87010.

                  (h)      ProFunds  VP  filed  via  EDGAR  with  Post-Effective
                           Amendment  No.  9  to   Registration   Statement  No.
                           33-87010.



         (9)      Opinion and Consent of Counsel.                 FILED HEREWITH


         (10)     Consent of Ernst & Young LLP.                   FILED HEREWITH


         (11)     Not applicable.

         (12)     Not applicable.

         (13) Calculation of Performance Information for Advertisement of Performance filed via EDGAR with Post-Effective Amendment No. 3 to this Registration Statement No. 33-62793, filed April 29, 1997.

         (14)     Financial Data Schedule                         FILED HEREWITH

Item 25. Directors and Officers of the Depositor: The Directors and Officers of the Depositor are shown in Part A.


Item 26.  Persons  Controlled  by or Under Common  Control with the Depositor or
Registrant: The Depositor does not directly or indirectly control any person. The following persons are under common control with the Depositor by American Skandia Inc.:

         (1) American Skandia Information Services and Technology Corporation ("ASIST"): The organization is a general business corporation organized in the State of Delaware. Its primary purpose is to provide various types of business services to American Skandia Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.


         (2) American Skandia Marketing, Incorporated ("ASM, Inc."): The organization is a general business corporation organized in the State of Delaware. It was formed primarily for the purpose of acting as a broker-dealer in securities. It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which insurance policies are to be issued by American Skandia Life Assurance Corporation. It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities. It also may provide such services in relation to marketing of certain public mutual funds. It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment Services,  Incorporated ("ASISI"):
                  The organization is a general business corporation organized in the state of Connecticut. The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts. It's primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation.

         (4) Skandia Vida: This subsidiary of American Skandia Life Assurance Corporation was organized in March, 1995, and began operations in July, 1995. It offers investment oriented life insurance products designed for long-term savings through independent banks and brokers in Mexico.


Item 27. Number of Contract Owners: As of December 31, 1998, there were 68,842 [5,597] owners of Annuities.


Item 28. Indemnification: Under Section 33-320a of the Connecticut General Statutes, the Depositor must indemnify a director or officer against judgments, fines, penalties, amounts paid in settlement and reasonable expenses including attorneys' fees, for actions brought or threatened to be brought against him in his capacity as a director or officer when certain disinterested parties determine that he acted in good faith and in a manner he reasonably believed to be in the best interests of the Depositor. In any criminal action or proceeding, it also must be determined that the director or officer had no reason to believe his conduct was unlawful. The director or officer must also be indemnified when he is successful on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonable entitled to be indemnified, and the court approves the amount. In shareholder derivative suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and reasonably entitled to be indemnified and must approve the amount. In a claim based upon the director's or officer's purchase or sale of the Registrants' securities, the director or officer may obtain indemnification only if a court determines that, in view of all the circumstances, he is fairly and reasonably entitled to be indemnified and then for such amount as the court shall determine. The By-Laws of American Skandia Life Assurance Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.


Directors and officers of ASLAC and ASM, Inc. can also be indemnified pursuant to indemnity agreements between each director and officer and American Skandia Inc., a corporation organized under the laws of the state of Delaware. The provisions of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.


The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers liability insurance policy issued by an unaffiliated insurance company to Skandia Insurance Company Ltd., their ultimate parent. Such policy will reimburse ASLAC or ASM, Inc., as applicable, for any payments that it shall make to directors and officers pursuant to law and, subject to certain exclusions contained in the policy, will pay any other costs, charges and expenses, settlements and judgments arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

               Registrant hereby undertakes as follows: Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, unless in the opinion of Registrant's counsel the matter has been settled by controlling precedent, Registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a) At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)  Directors and officers of ASM, Inc.

Name and Principal Business Address                                               Position and Offices with Underwriter
-----------------------------------                                               -------------------------------------

Patricia J. Abram                                                                 Senior Vice President and National
American Skandia Life Assurance Corporation                                       Sales Manager, Variable Life
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kimberly Anderson                                                                 Vice President, National Sales
American Skandia Life Assurance Corporation                                       Manager/Qualified Plans
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gordon C. Boronow                                                                 Deputy Chief Executive Officer
American Skandia Life Assurance Corporation                                       and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                   Senior Vice President,
American Skandia Life Assurance Corporation                                       National Sales Manager
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jan R. Carendi                                                                    Chairman of the Board
American Skandia Life Assurance Corporation                                       of Directors and
One Corporate Drive, P.O. Box 883                                                 Chief Executive Officer
Shelton, Connecticut  06484-0883

Y.K. Chan                                                                         Senior Vice President and
American Skandia Life Assurance Corporation                                       Chief Information Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                               Assistant Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                             Vice President, Mutual Funds
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                    President and Deputy Chief
American Skandia Life Assurance Corporation                                       Executive Officer and
One Corporate Drive, P.O. Box 883                                                 Director
Shelton, Connecticut  06484-0883

Ian Kennedy                                                                       Senior Vice President,
American Skandia Life Assurance Corporation                                       Customer Service
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

T. Richard Kennedy                                                                General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

N. David Kuperstock                                                               Vice President, Product Development
American Skandia Life Assurance Corporation                                       and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                              Executive Vice President,
American Skandia Life Assurance Corporation                                       Chief Financial Officer
One Corporate Drive, P.O. Box 883                                                 and Director
Shelton, Connecticut  06484-0883

Eileen S. McCann                                                                  Vice President,
American Skandia Life Assurance Corporation                                       Key Accounts Marketing
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Monroe                                                                   Senior Vice President,
American Skandia Life Assurance Corporation                                       Treasurer and
One Corporate Drive, P.O. Box 883                                                 Corporate Controller
Shelton, Connecticut  06484-0883

Michael A. Murray                                                                 Vice President,
American Skandia Life Assurance Corporation                                       National Sales Manager/
One Corporate Drive, P.O. Box 883                                                 American Skandia Advisor Funds
Shelton, Connecticut  06484-0883

Brian O'Connor                                                                    Vice President, National Sales
American Skandia Life Assurance Corporation                                       Manager, Internal Wholesaling
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

M. Priscilla Pannell                                                              Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Pritchard                                                             Vice President,
American Skandia Life Assurance Corporation                                       National Key Accounts/
One Corporate Drive, P.O. Box 883                                                 Financial Institutions
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                                 Executive Vice President,
American Skandia Life Assurance Corporation                                       National Sales Manager
One Corporate Drive, P.O. Box 883                                                 and Director
Shelton, Connecticut  06484-0883

Anders O. Soderstrom                                                              Executive Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Leslie S. Sutherland                                                              Vice President,
American Skandia Life Assurance Corporation                                       National Key Accounts Manager
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Christian A. Thwaites                                                             Senior Vice President,
American Skandia Life Assurance Corporation                                       National Marketing Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Mary Toumpas                                                                      Vice President and
American Skandia Life Assurance Corporation                                       Compliance Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Bayard F. Tracy                                                                   Senior Vice President,
American Skandia Life Assurance Corporation                                       National Sales Manager and
One Corporate Drive, P.O. Box 883                                                 Director
Shelton, Connecticut  06484-0883

Deborah G. Ullman                                                                 Senior Vice President and
American Skandia Life Assurance Corporation                                       Chief Operating Officer,
One Corporate Drive, P.O. Box 883                                                 Finance and Business Operations
Shelton, Connecticut  06484-0883                                                  and Director


Item 30. Location of Accounts and Records: Accounts and records are maintained by ASLAC at its principal office in Shelton, Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b) Registrant hereby undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) American Skandia Life Assurance Corporation ("Depositor") hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Depositor.

(e) With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

                                    EXHIBITS

                  As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable. The exhibits included are as follows:

                  No. 9    Opinion and Consent of Counsel

                  No. 10   Consent of Ernst & Young LLP.

                  No. 14    Financial Data Schedule


                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this the 26th day of April, 2000.

         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                             (CLASS 1 SUB-ACCOUNTS)
                                   Registrant

                 By: American Skandia Life Assurance Corporation

By:/s/ Kathleen A. Chapman                        Attest:/s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary           Scott K. Richardson

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                    Depositor

By:/s/ Kathleen A. Chapman                       Attest:/s/  Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary           Scott K. Richardson


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

           Signature                            Title                                       Date
                                              (Principal Executive Officer)

           Jan R. Carendi*                  Chief Executive Officer,                 April 26, 2000
           Jan R. Carendi                   Chairman of the Board and Director

                                              (Principal Financial Officer)


       /s/ Thomas M. Mazzaferro                Executive Vice President and          April 26, 2000
             Thomas M. Mazzaferro              Chief Financial Officer

                                             (Principal Accounting Officer)

       /s/ David R. Monroe               Senior Vice President Treasurer             April 26, 2000
            David R. Monroe               and Corporate Controller

                                                         (Board of Directors)


          Jan. R. Carendi*                  Gordon C. Boronow*                         Malcolm M. Campbell*
          ----------------                  ------------------                         --------------------
           Jan. R. Carendi                   Gordon C. Boronow                          Malcolm M. Campbell

         Henrik Danckwardt*                  Amanda C. Sutyak*                            Wade A. Dokken*
         ------------------                  -----------------                            ---------------
          Henrik Danckwardt                  Amanda C. Sutyak                             Wade A. Dokken

       Thomas M. Mazzaferro*                Gunnar Moberg*                            Bayard F. Tracy*
       ---------------------                --------------                            ----------------
        Thomas M. Mazzaferro                   Gunnar Moberg                              Bayard F. Tracy

       Anders Soderstrom*                   C. Ake Svensson*                          Lincoln R. Collins*
       ------------------                   ----------------                          -------------------
        Anders Soderstrom                     C. Ake Svensson                           Lincoln R. Collins

       T. Richard Kennedy**                 Brett M. Winson**
       --------------------                 -----------------
        T. Richard Kennedy                    Brett M. Winson


                         */**By: /s/Kathleen A. Chapman
                           ---------------------------
                               Kathleen A. Chapman

*Pursuant to Powers of Attorney  filed with Initial Registration Statement No. 333-25733
**Pursuant to Power of Attorney filed with Post-Effective Amendment No. 4 to Registration Statement No. 333-25733